UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811- 07725
SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)
1 SunAmerica Center Los Angeles, CA		90067-6022
(Address of principal executive offices)		(Zip code)

Vincent M. Marra Senior Vice President & Chief Operating Officer AIG SunAmerica Asset Management Corp. Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:		(201) 324-6464

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2005

Item 1. Schedule of Investments.

The schedule of investments as of June 30, 2005 is filed herewith.

SEASONS SERIES TRUST

MULTI-MANAGED

GROWTH PORTFOLIO

Investment Portfolio — June 30, 2005

(unaudited)

Common Stock — 72.2%	Shares/ Principal Amount (8)	Value (Note 1)

CONSUMER DISCRETIONARY — 7.8%

Apparel & Textiles — 3.1%
Coach, Inc.†	3,200	$107,424
Finish Line, Inc., Class A	36,300	686,796
Nike, Inc., Class B	37,385	3,237,541
Quiksilver, Inc.†	23,700	378,726
Volcom, Inc.	6,000	160,620

Automotive — 1.4%
Advanced Auto Parts, Inc.†	33,205	2,143,383

Housing & Household Durables — 0.1%
Pulte Homes, Inc.	1,500	126,375

Retail — 3.2%
Blue Nile, Inc.†	8,400	274,596
DSW, Inc.	4,000	99,800
Federated Department Stores, Inc.	2,500	183,200
Gymboree Corp.†	43,300	591,478
Home Depot, Inc.	4,500	175,050
J.C. Penney Co., Inc.	14,380	756,101
Kohl’s Corp.†	14,575	814,888
Lowe’s Cos., Inc.	16,115	938,215
Staples, Inc.	14,622	311,741
Urban Outfitters, Inc.†	1,300	73,697
Wal-Mart Stores, Inc.	5,000	241,000
Walgreen Co.	2,600	119,574
Williams-Sonoma, Inc.†	3,200	126,624
Zumiez, Inc.	1,100	32,065
		11,578,894

CONSUMER STAPLES — 1.0%

Food, Beverage & Tobacco — 0.7%
Altria Group, Inc.	2,900	187,514
Coca-Cola Co.	4,900	204,575
Diageo, PLC Sponsored ADR	2,900	171,970
PepsiCo, Inc.	3,900	210,327
SunOpta, Inc.†	31,900	181,192

Household & Personal Products — 0.3%
Kimberly-Clark Corp.	3,300	206,547
Procter & Gamble Co.	5,000	263,750
		1,425,875

ENERGY — 4.6%

Energy Services — 2.2%
BJ Services Co.	16,450	863,296
Hornbeck Offshore Services, Inc.†	16,900	457,821
Southern Co.	4,400	152,548
Suncor Energy, Inc.	26,725	1,264,627
Todco, Class A†	20,800	533,936

Energy Sources — 2.4%
ChevronTexaco Corp.	8,200	458,544
ConocoPhillips	4,400	252,956
Exxon Mobil Corp.	9,200	528,724

Global Industries, Ltd.†	57,800	491,300
Marathon Oil Corp.	3,300	176,121
Massey Energy Co.	8,700	328,164
Murphy Oil Corp.	21,590	1,127,646
Transocean, Inc.†	3,300	178,101
		6,813,784

FINANCE — 15.8%

Banks — 5.4%
Bank of America Corp.	75,145	3,427,363
Franklin Bank Corp.†	31,900	598,444
North Fork Bancorp., Inc.	4,500	126,405
Signature Bank†	43,900	1,071,160
U.S. Bancorp	6,200	181,040
Wachovia Corp.	3,100	153,760
Wells Fargo & Co.	37,815	2,328,648

Financial Services — 3.6%
American Express Co.	24,045	1,279,915
Capital One Financial Corp.	6,000	480,060
CapitalSource, Inc.†	13,100	257,153
Citigroup, Inc.	9,733	449,957
Fannie Mae	1,900	110,960
Goldman Sachs Group, Inc.	12,885	1,314,528
International Securities Exchange, Inc.†	2,600	65,286
J.P. Morgan Chase & Co.	6,700	236,644
MarketAxess Holdings, Inc.†	32,100	362,730
Merrill Lynch & Co., Inc.	6,700	368,567
Morgan Stanley	2,950	154,786
SLM Corp.	5,010	254,508

Insurance — 6.8%
Aetna, Inc.	57,720	4,780,370
Allstate Corp.	45,830	2,738,343
Berkshire Hathaway, Inc., Class B†	837	2,329,790
Chubb Corp.	2,200	188,342
		23,258,759

HEALTHCARE — 14.6%

Drugs — 7.1%
Abbott Laboratories	4,000	196,040
Amgen, Inc.†	4,000	241,840
BioMarin Pharmaceutical, Inc.†	14,700	110,103
CV Therapeutics, Inc.†	6,500	145,730
Cypress Biosciences, Inc.†	26,800	353,760
Genentech, Inc.†	65,740	5,277,607
Genzyme Corp.†	3,200	192,288
Gilead Sciences, Inc.†	2,600	114,374
Integra LifeSciences Holdings Corp.†	40,500	1,182,600
Invitrogen Corp.†	10,935	910,776
Medicines Co.†	26,800	626,852
Onyx Pharmaceuticals, Inc.†	3,800	90,744
Par Pharmaceutical Cos., Inc.†	14,700	467,607
Pfizer, Inc.	7,284	200,893
Renovis, Inc.†	8,100	123,687
Schering-Plough Corp.	10,300	196,318
Wyeth	1,700	75,650

Health Services — 6.0%
Allscripts Heathcare Solutions, Inc.†	5,400	89,694
American Healthways, Inc.†	4,300	181,761
Cerner Corp.†	3,900	265,083
LifePoint Hospitals, Inc.†	3,200	161,664
Nabi Biopharmaceuticals†	6,500	98,995

Pacificare Health Systems, Inc.†	1,900	135,755
Pediatrix Medical Group, Inc.†	3,100	227,974
Sierra Health Services, Inc.†	2,200	157,212
United Surgical Partners International, Inc.†	4,400	229,152
UnitedHealth Group, Inc.	133,165	6,943,223
Wellpoint, Inc.†	3,600	250,704

Medical Products — 1.5%
Advanced Neuromodulation Systems, Inc.†	19,000	753,920
Animas Corp.†	9,600	193,440
Becton Dickinson & Co.	2,100	110,187
ID Biomedical Corp.†	14,700	240,198
Johnson & Johnson	8,400	546,000
Medtronic, Inc.	3,500	181,265
Techne Corp.†	3,200	146,912
Vnus Medical Technologies†	5,200	62,556
		21,482,564

INDUSTRIAL & COMMERCIAL — 6.9%

Aerospace & Military Technology — 2.5%
Alliant Techsystems, Inc.†	15,100	1,066,060
General Dynamics Corp.	1,600	175,264
Lockheed Martin Corp.	32,685	2,120,276
United Technologies Corp.	7,000	359,450

Business Services — 0.2%
Arbitron, Inc.	4,300	184,470
Catalina Marketing Corp.	4,300	109,263

Electrical Equipment — 2.3%
Ametek, Inc.	42,000	1,757,700
Roper Industries, Inc.	22,100	1,577,277

Machinery — 1.0%
Dover Corp.	7,900	287,402
IDEX Corp.	17,300	667,953
Matthews International Corp., Class A	4,300	167,528
Nordson Corp.	11,800	404,504

Multi-Industry — 0.9%
Danaher Corp.	3,900	204,126
General Electric Co.	21,200	734,580
ITT Industries, Inc.	1,395	136,194
Tyco International, Ltd.	10,200	297,840
		10,249,887

INFORMATION & ENTERTAINMENT — 2.8%

Broadcasting & Media — 0.9%
News Corp., Class A	31,200	504,816
Time Warner, Inc.†	14,530	242,796
Valassis Communications, Inc.†	14,700	544,635

Leisure & Tourism — 1.9%
Applebee’s International, Inc.	31,900	845,031
Boyd Gaming Corp.	3,200	163,616
Carnival Corp.(9)	5,000	272,750
Harrah’s Entertainment, Inc.	2,100	151,347
Hilton Hotels Corp.	7,100	169,335
Royal Caribbean Cruises, Ltd.	19,900	962,364
Scientific Games Corp., Class A†	8,100	218,133
Texas Roadhouse, Inc., Class A†	2,900	100,775
		4,175,598

INFORMATION TECHNOLOGY — 17.8%

Communication Equipment — 0.1%
QUALCOMM, Inc.	4,000	132,040

Computer Services — 0.9%
Keane, Inc.†	26,800	367,160
Symantec Corp.†	45,400	986,996

Computer Software — 3.5%
Electronic Arts, Inc.†	54,830	3,103,926
Hyperion Solutions Corp.†	7,000	281,680
Lawson Software, Inc.†	91,600	471,740
Microsoft Corp.	17,400	432,216
Oracle Corp.†	12,800	168,960
Parametric Technology Corp.†	80,500	513,590
Take-Two Interactive Software, Inc.†	5,800	147,610

Computers & Business Equipment — 3.4%
Apple Computer, Inc.†	117,025	4,307,690
Dell, Inc.†	6,400	252,864
EMC Corp.†	10,900	149,439
International Business Machines Corp.	4,367	324,032

Electronics — 3.9%
Agilent Technologies, Inc.†	5,400	124,308
Analog Devices, Inc.	3,200	119,392
Applied Materials, Inc.†	9,100	147,238
Cypress Semiconductor Corp.†	64,600	813,314
Energizer Holdings, Inc.†	24,525	1,524,719
Intel Corp.	15,900	414,354
L-3 Communications Holdings, Inc.	1,900	145,502
Lam Research Corp.†	39,600	1,146,024
National Semiconductor Corp.	6,400	140,992
PMC-Sierra, Inc.†	32,100	299,493
Texas Instruments, Inc.	29,260	821,328
Vitesse Semiconductor Corp.†	38,400	80,256

Internet Content — 3.6%
eBay, Inc.†	67,500	2,228,175
Yahoo!, Inc.†	86,405	2,993,933

Telecommunications — 2.4%
ADTRAN, Inc.	14,000	347,060
Alvarion, Ltd.†	53,500	621,670
BellSouth Corp.	5,600	148,792
Cisco Systems, Inc.†	10,800	206,388
Corning, Inc.†	7,700	127,974
JAMDAT Mobile, Inc.†	100	2,768
Motorola, Inc.	9,500	173,470
Nokia Oyj Sponsored ADR†	7,700	128,128
SafeNet, Inc.†	30,900	1,052,454
Tekelec†	28,000	470,400
Verizon Communications, Inc.	8,000	276,400
		26,194,475

MATERIALS — 0.2%

Chemicals — 0.2%
du Pont (E.I.) de Nemours and Co.	3,600	154,836
Praxair, Inc.	2,700	125,820
		280,656

UTILITIES — 0.7%

Electric Utilities — 0.7%
AES Corp.†	39,815	652,170

Exelon Corp.	3,300	169,389
FPL Group, Inc.	4,000	168,240
		989,799

TOTAL COMMON STOCK (cost $83,255,346)		106,450,291

Preferred Stock — 0.0%

FINANCE — 0.0%

Financial Services — 0.0%
General Electric Capital Corp. 4.50% due 01/28/35(11)	1,000	25,050
Merrill Lynch & Co., Inc. 3.97%(1)	1,063	25,140

TOTAL PREFERRED STOCK (cost $51,325)		50,190

Asset-Backed Securities — 3.5%

FINANCE — 3.5%

Financial Services — 3.5%
Asset Securitization Corp., Series 1997-D5 A1C 6.75% due 02/14/43(2)	$50,000	52,820
Bank of America Mtg. Securities, Inc., Series 2004-J 2A1 4.82% due 11/25/34(1)(3)	76,664	77,025
Bank of America Mtg. Securities, Inc., Series 2005-A 2A2 4.49% due 02/25/35(1)(3)	277,605	275,979
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6 A6 4.83% due 11/11/41(2)	180,000	183,653
Capital Auto Receivables Asset Trust, Series 2003-3 A3A 2.96% due 01/15/08	100,000	98,785
Capital One Auto Finance Trust, Series 2003-B A4 3.18% due 09/15/10	200,000	197,548
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% due 07/15/11	200,000	198,136
Citibank Credit Card Issuance Trust, Series 2003-A6 2.90% due 05/17/10	200,000	193,906
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1C 7.24% due 06/20/29(2)	53,268	55,313
DLJ Mtg. Acceptance Corp., Series 1997-CF2 A1B 6.82% due 10/15/30*(2)	68,182	71,216
Fleet Credit Card Master Trust II, Series 2003-A A 2.40% due 07/15/08	200,000	198,486
Greenwich Capital Commercial Funding Corp., Series 2005 GG3 A4 4.80% due 08/10/42(2)(5)	180,000	183,074
GSR Mtg. Loan Trust, Series 2005-AR2 1A2 4.68% due 07/25/05(3)(5)	199,848	203,311
Harley-Davidson Motorcycle Trust, Series 2004-3 A2 3.20% due 05/15/12	115,000	113,255
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX A3 4.18% due 01/12/37(2)	150,000	149,229
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13% due 12/5/30(2)	90,000	98,319
Merrill Lynch Mtg. Investors, Inc., Series 1997-C2 A2 6.54% due 12/10/29(2)	70,775	73,975
Merrill Lynch Mtg. Investors, Inc., Series 2005-A2 A2 4.50% due 07/25/05(3)(5)	240,113	239,035
Morgan Stanley Capital I, Series 2005-T17 A5 4.78% due 12/13/41(2)	305,000	309,798
Morgan Stanley Dean Witter Capital I, Series 2001-TOP1 A4 6.66% due 02/15/33(2)	86,900	96,021
Morgan Stanley Dean Witter Capital I, Series 2001-TOP51 A4 6.39% due 10/15/35(2)	100,000	110,517
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% due 07/15/09	200,000	195,078
Peco Energy Transition Trust, Series 2001-A A1 6.52% due 12/31/10	110,000	121,397
PP&L Transition Bond Co., LLC, Series 1999-1 A7 7.05% due 06/25/09	118,000	122,657
Providian Gateway Owner Trust, Series 2004-DA A 3.35% due 09/15/11*	200,000	196,850
Residential Funding Mtg. Securities II, Inc., Series 2004-HI1 A3 3.05% due 07/25/16	134,000	131,908
USAA Auto Owner Trust, Series 2004-1 A4 2.67% due 10/15/10	200,000	195,348
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB A2 4.58% due 01/25/35(1)(3)	264,085	262,799
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2 2A2 4.57% due 03/25/35(1)(3)	219,914	223,237
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR4 2A2 4.54% due 07/25/05(3)(5)	217,173	215,816
WFS Financial Owner Trust, Series 2003-4 A4 3.15% due 05/20/11	40,000	39,577
WFS Financial Owner Trust, Series 2004-2 A4 2.03% due 10/22/07	250,000	248,023
TOTAL ASSET-BACKED SECURITIES (cost $5,140,099)		5,132,091

Bonds & Notes — 19.6%

CONSUMER DISCRETIONARY — 0.4%

Automotive — 0.2%
Arvinmeritor, Inc. 8.75% due 03/01/12	5,000	5,212
DaimlerChrysler NA Holding Corp. 4.88% due 06/15/10	7,000	6,968
DaimlerChrysler NA Holding Corp. 8.50% due 01/18/31	100,000	126,690
Dana Corp. 5.85% due 01/15/15	5,000	4,400
Dana Corp. 7.00% due 03/01/29	5,000	4,368
Ford Motor Co. 6.38% due 02/01/29	10,000	7,710
Ford Motor Co. 7.45% due 07/16/31	95,000	79,308
General Motors Corp. 8.38% due 07/15/33	65,000	54,275
Lazy Days RV Center, Inc. 11.75% due 05/15/12	5,000	5,213
Visteon Corp. 7.00% due 03/10/14	5,000	4,125

Housing & Household Durables — 0.1%
American Standard, Inc. 5.50% due 04/01/15*	11,000	11,334
Beazer Homes USA, Inc. 8.63% due 05/15/11	5,000	5,300
Centex Corp. 7.88% due 02/01/11	90,000	102,891
D.R. Horton, Inc. 5.63% due 09/15/14	5,000	4,993
KB Home 6.25% due 06/15/15	5,000	5,083
Lennar Corp. 7.63% due 03/01/09	50,000	55,166
Pulte Homes, Inc. 8.13% due 03/01/11	40,000	46,498

Retail — 0.1%
Adesa, Inc. 7.63% due 06/15/12	5,000	5,075
Pathmark Stores, Inc. 8.75% due 02/01/12	5,000	4,906
Rite Aid Corp. 8.13% due 05/01/10	5,000	5,150
Staples, Inc. 7.38% due 10/01/12	45,000	52,021
Wal-Mart Stores, Inc. 4.00% due 01/15/10	16,000	15,898
		612,584

CONSUMER STAPLES — 0.2%

Food, Beverage & Tobacco — 0.2%
Albertsons, Inc. 8.00% due 05/01/31	10,000	12,124
Alliance One International, Inc. 11.00% due 05/15/12	5,000	5,150
Altria Group, Inc. 7.00% due 11/04/13	90,000	100,719
American Stores Co. 7.90% due 05/01/17	6,000	6,872
Coca-Cola Enterprises, Inc. 8.50% due 02/01/22	19,000	25,984
Diageo Capital, PLC 4.38% due 05/03/10	17,000	17,088
Great Atlantic & Pacific Tea Co., Inc. 9.13% due 12/15/11	5,000	5,262
Philip Morris Cos., Inc. 6.38% due 02/01/06	30,000	30,358
RJ Reynolds Tobacco Holdings, Inc. 7.30% due 07/15/15*	5,000	5,000
Tyson Foods, Inc. 8.25% due 10/01/11	70,000	83,018
		291,575

EDUCATION — 0.0%

Education — 0.0%
Massachusetts Institute of Technology 7.25% due 11/02/96	40,000	57,573

ENERGY — 0.6%

Energy Services — 0.3%
Amerada Hess Corp. 7.30% due 08/15/31	5,000	6,033
Consolidated Natural Gas Co., Series B 5.38% due 11/01/06	21,000	21,322
Enterprise Products Operating LP 4.00% due 10/15/07	11,000	10,890
Enterprise Products Operating LP 4.95% due 06/01/10	11,000	11,052
Enterprise Products Operating LP, Series B 4.63% due 10/15/09	80,000	79,642
Enterprise Products Operating LP, Series B 6.65% due 10/15/34	25,000	27,447
Hanover Compressor Co. 9.00% due 06/01/14	10,000	10,650
Keyspan Corp. 4.90% due 05/16/08	42,000	42,733
Motiva Enterprises, LLC 5.20% due 09/15/12*	75,000	77,326
PacifiCorp, Series MBIA 6.38% due 05/15/08	70,000	74,099
Petroleum Geo-Services 10.00% due 11/05/10	5,000	5,600
Premcor Refining Group, Inc. 6.13% due 05/01/11	40,000	42,200
Seitel, Inc. 11.75% due 07/15/11	10,000	10,950
Valero Energy Corp. 7.50% due 04/15/32	10,000	12,343

Energy Sources — 0.3%
Alliant Energy Resources, Inc. 9.75% due 01/15/13	90,000	117,285
Amerada Hess Corp. 7.88% due 10/01/29	90,000	113,715
Chesapeake Energy Corp. 7.75% due 01/15/15	5,000	5,400
ConocoPhillips 7.00% due 03/30/29	33,000	41,410
Delta Petroleum Corp. 7.00% due 04/01/15	5,000	4,700
Devon Energy Corp. 2.75% due 08/01/06	22,000	21,618
El Paso Production Holding Co. 7.75% due 06/01/13	30,000	32,025
Encore Acquisition Co. 6.00% due 07/15/15	2,000	1,963
Encore Acquisition Co. 6.25% due 04/15/14	3,000	3,038
Massey Energy Co. 6.63% due 11/15/10	5,000	5,150
Pemex Project Funding Master Trust 8.63% due 02/01/22	90,000	110,925
Pioneer Natural Resource 5.88% due 07/15/16	10,000	10,085
Sempra Energy 4.62% due 05/17/07	18,000	18,085
Whiting Petroleum Corp. 7.25% due 05/01/13	5,000	5,100
		922,786

FINANCE — 4.3%

Banks — 0.7%
American Express Centurion Bank 3.40% due 11/16/09(1)	14,000	13,982
Bank of America Corp. 7.40% due 01/15/11	250,000	286,120
BankBoston Capital Trust IV 3.97% due 06/08/28(1)	22,000	21,199
BB&T Corp. 4.75% due 10/01/12	110,000	111,350
BB&T Corp. 4.90% due 06/30/17	8,000	8,021
BNP Paribas SA 5.19% due 07/20/05	7,000	7,077
Credit Suisse First Boston 6.50% due 05/01/08*	14,000	14,788
First Maryland Capital II 4.06% due 02/01/27(1)	18,000	17,575
J.P. Morgan Chase Bank NA 6.13% due 11/01/08	16,000	16,937
Key Bank NA 7.00% due 02/01/11	9,000	10,118
Marshall & Ilsley Bank 4.85% due 06/16/15	20,000	20,226
MBNA America Bank NA 5.38% due 01/15/08	60,000	61,672
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*	100,000	105,185
National City Bank 3.38% due 10/15/07	24,000	23,745
NCNB Corp. 9.38% due 09/15/09	32,000	38,113
Popular North America, Inc. 4.25% due 04/01/08	27,000	27,002
Sovereign Bank 4.00% due 02/01/08	23,000	22,795
Suntrust Bank 5.40% due 04/01/20	18,000	18,690
U.S. Bancorp 7.50% due 06/01/26	65,000	85,220
U.S. Bank NA 3.90% due 08/15/08	4,000	3,977
Washington Mutual Bank FA 5.50% due 01/15/13	22,000	23,039
Wells Fargo & Co. 3.51% due 09/15/09(1)	9,000	9,004
Wells Fargo & Co. 6.38% due 08/01/11	80,000	88,458

Financial Services — 2.4%
Alamosa Delaware, Inc. 11.00% due 07/31/10	5,000	5,606
Arch Western Finance, LLC 6.75% due 07/01/13	5,000	5,162
Boeing Capital Corp. 6.50% due 02/15/12	80,000	89,488
Bowater Canada Finance Corp. 7.95% due 11/15/11	5,000	5,294
Capital One Financial Corp. 7.13% due 08/01/08	20,000	21,471
Caterpillar Financial Services Corp. 4.30% due 06/01/10	20,000	20,026
Caterpillar Financial Services Corp. 4.70% due 03/15/12	18,000	18,331
Citigroup, Inc. 5.00% due 09/15/14	286,000	292,563
Citigroup, Inc. 5.85% due 12/11/34	21,000	23,214
Consolidated Communications Illinois/Texas Holdings, Inc. 9.75% due 04/01/12*	50,000	52,375
Countrywide Home Loans, Inc., Series MTNJ 5.50% due 08/01/06	34,000	34,511
Coventry Health Care, Inc. 6.13% due 01/15/15	19,000	19,332
Duke Capital, LLC 5.67% due 08/15/14	55,000	57,138
ERAC USA Finance Co. 5.60% due 05/01/15	30,000	30,999
ERAC USA Finance Co. 8.00% due 01/15/11*	60,000	69,476
Farmers Exchange Capital 7.05% due 07/15/28*	110,000	118,955
Ford Motor Credit Co. 4.95% due 01/15/08	23,000	21,940
Ford Motor Credit Co. 5.70% due 01/15/10	36,000	33,204
Ford Motor Credit Co. 6.63% due 06/16/08	22,000	21,728
Ford Motor Credit Co. 7.00% due 10/01/13	5,000	4,798

Fosters Financial Corp. 5.88% due 06/15/35	10,000	10,050
Funding Aesop II, LLC 3.95% due 04/20/08	200,000	199,201
General Electric Capital Corp., Series MTN 2.80% due 01/15/07	26,000	25,544
General Electric Capital Corp., Series MTNA 5.38% due 03/15/07	23,000	23,498
General Electric Capital Corp., Series MTNA 6.00% due 06/15/12	140,000	152,687
General Motors Acceptance Corp. 6.75% due 12/01/14	4,000	3,579
General Motors Acceptance Corp. 6.88% due 08/28/12	55,000	50,348
General Motors Acceptance Corp. 7.00% due 02/01/12	26,000	23,967
General Motors Acceptance Corp. 8.00% due 11/01/31	14,000	12,493
Glencore Funding, LLC 6.00% due 04/15/14*	9,000	8,630
Goldman Sachs Group, Inc. 4.50% due 06/15/10	20,000	20,065
Goldman Sachs Group, Inc. 6.60% due 01/15/12	70,000	77,799
Household Finance Corp. 6.38% due 10/15/11	203,000	221,948
HSBC Finance Corp. 5.00% due 06/30/15	20,000	20,156
International Finance Corp. 4.00% due 06/15/10	17,000	17,051
J.P. Morgan Chase & Co. 5.13% due 09/15/14	350,000	358,033
J.P. Morgan Chase & Co. 6.63% due 03/15/12	22,000	24,492
J.P. Morgan Chase & Co. 6.75% due 02/01/11	50,000	55,295
John Deere Capital Corp. 3.88% due 03/07/07	41,000	40,853
Morgan Stanley 4.75% due 04/01/14	280,000	275,847
Morgan Stanley 6.75% due 04/15/11	70,000	77,507
Overseas Private Investment Corp., Series 96-A 6.99% due 01/15/09	159,442	166,305
PNC Funding Corp. 5.75% due 08/01/06	24,000	24,360
Pricoa Global Funding I 4.63% due 06/25/12	10,000	10,068
Private Export Funding Corp. 6.62% due 10/01/05	120,000	120,920
Prudential Financial, Inc., Series MTNB 5.10% due 09/20/14	95,000	97,782
Rabobank Capital Fund II 5.26% due 12/31/13	29,000	29,834
Residential Capital Corp. 6.38% due 06/30/10	10,000	10,048
Salomon Smith Barney Holdings, Inc. 5.88% due 03/15/06	26,000	26,354
SB Treasury Co., LLC 9.40% due 06/30/08*(5)	100,000	112,089
Sprint Capital Corp. 6.90% due 05/01/19	8,000	9,162
TIAA Global Markets, Inc. 4.13% due 11/15/07*	19,000	18,993
Transamerica Finance Corp. 6.40% due 09/15/08	9,000	9,754
Verizon Global Funding Corp. 7.75% due 12/01/30	26,000	33,572
Wachovia Bank NA 4.88% due 02/01/15	250,000	254,376

Insurance — 1.2%
AAG Holding Co., Inc. 6.88% due 06/01/08	50,000	52,239
ACE Capital Trust II 9.70% due 04/01/30	80,000	110,407
ACE INA Holdings, Inc. 8.30% due 08/15/06	30,000	31,321
Allstate Corp. 5.55% due 05/09/35	20,000	20,696
Allstate Corp. 7.20% due 12/01/09	22,000	24,564
Allstate Financing II 7.83% due 12/01/45	24,000	25,853
American Financial Group, Inc. 7.13% due 04/15/09	55,000	59,948
Americo Life, Inc. 7.88% due 05/01/13*	12,000	12,834
Assurant, Inc. 6.75% due 02/15/34	10,000	11,426
Equitable Cos., Inc. 7.00% due 04/01/28	30,000	36,565
Everest Reinsurance Group, Ltd. 5.40% due 10/15/14	10,000	10,270
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10	70,000	82,115
Fidelity National Financial, Inc. 7.30% due 08/15/11	30,000	31,877
Florida Windstorm Underwriting Assoc. 7.13% due 02/25/19*	140,000	169,101
Jackson National Life Insurance Co. 8.15% due 03/15/27*	22,000	28,928
Liberty Mutual Group, Inc. 5.75% due 03/15/14	40,000	40,268
Liberty Mutual Insurance Co. 7.70% due 10/15/97*	70,000	77,277
Marsh & McLennan Cos., Inc. 3.63% due 02/15/08	15,000	14,630
Marsh & McLennan Cos., Inc. 5.38% due 07/15/14	130,000	129,493
Marsh & McLennan Cos., Inc. 6.25% due 03/15/12	15,000	15,832
MetLife, Inc. 5.70% due 06/15/35	140,000	144,323
MIC Financing Trust I Pass Through 8.38% due 02/01/27*	8,000	8,384
MONY Group, Inc. 7.45% due 12/15/05	45,000	45,645
Ohio Casualty Corp. 7.30% due 06/15/14	20,000	21,996
Protective Life Secured Trust, Series MTN 4.00% due 04/01/11	80,000	78,685
ReliaStar Financial Corp. 8.00% due 10/30/06	60,000	62,817
St Paul Travelers Cos., Inc. 5.75% due 03/15/07	60,000	61,316
Torchmark Corp. 6.25% due 12/15/06	40,000	41,164
Travelers Property Casualty Corp. 6.38% due 03/15/33	70,000	76,350

Unitrin, Inc. 4.88% due 11/01/10	60,000	59,849
W.R. Berkley Capital Trust 8.20% due 12/15/45	90,000	93,443
Willis Group North America, Inc. 5.63% due 07/15/15	40,000	40,257
XL Capital, Ltd. 5.25% due 09/15/14	45,000	45,645
		6,368,082

HEALTHCARE — 0.3%

Drugs — 0.1%
Merck & Co., Inc. 2.50% due 03/30/07	14,000	13,647
Pfizer, Inc. 2.50% due 03/15/07	26,000	25,402
Wyeth 6.95% due 03/15/11	121,000	135,226

Health Services — 0.2%
Community Health Systems, Inc. 6.50% due 12/15/12*	10,000	10,175
HCA, Inc. 5.50% due 12/01/09	5,000	5,015
HCA, Inc. 6.38% due 01/15/15	5,000	5,188
HCA, Inc. 6.95% due 05/01/12	5,000	5,312
HEALTHSOUTH Corp. 8.38% due 10/01/11	10,000	9,925
Humana, Inc. 7.25% due 08/01/06	100,000	102,742
NDC Health Corp. 10.50% due 12/01/12	5,000	5,313
Pharma Services Intermediate Holding Corp. 11.50% due 04/01/14	5,000	3,613
Psychiatric Solutions, Inc. 7.75% due 07/15/15	10,000	10,000
Radiologix, Inc., Series B 10.50% due 12/15/08	5,000	5,250
Tenet Healthcare Corp. 6.50% due 06/01/12	15,000	14,250
Triad Hospitals, Inc. 7.00% due 05/15/12	5,000	5,213
UnitedHealth Group, Inc. 7.50% due 11/15/05(13)	90,000	91,017
Universal Hospital Services, Inc. 10.13% due 11/01/11	5,000	5,050

Medical Products — 0.0%
Biovail Corp. 7.88% due 04/01/10	5,000	5,112
CDRV Investors, Inc. 9.63% due 01/01/15*	10,000	4,900
MEDIQ/PRN Life Support Services 11.00% due 06/01/08†(4)(12)	10,000	0
		462,350

INDUSTRIAL & COMMERCIAL — 0.4%

Aerospace & Military Technology — 0.1%
Goodrich Corp. 7.50% due 04/15/08	30,000	32,304
Raytheon Co. 6.40% due 12/15/18	23,000	26,127
Raytheon Co. 6.75% due 08/15/07	25,000	26,227

Business Services — 0.2%
Affinity Group, Inc. 9.00% due 02/15/12	5,000	5,062
Allied Waste North America, Inc. 6.38% due 04/15/11	5,000	4,800
Hertz Corp. 4.70% due 10/02/06	4,000	3,917
Hertz Corp. 6.90% due 08/15/14	15,000	13,945
Hertz Corp. 7.63% due 06/01/12	6,000	5,896
Hutchison Whampoa International, Ltd. 5.45% due 11/24/10*	100,000	103,112
Ingersoll Rand Co. 4.75% due 05/15/15	15,000	15,141
PHH Corp. 6.00% due 03/01/08	23,000	23,708
Rent-Way, Inc. 11.88% due 06/15/10	9,000	10,080
Service Corp. International 6.75% due 04/01/16	10,000	10,225
United Rentals North America, Inc. 6.50% due 02/15/12	5,000	4,919
Xerox Corp. 7.20% due 04/01/16	5,000	5,400
Xerox Corp. 9.75% due 01/15/09	5,000	5,681

Machinery — 0.0%
Blount, Inc. 8.88% due 08/01/12	5,000	5,350
Case New Holland, Inc. 9.25% due 08/01/11	5,000	5,250
Numatics, Inc., Series B 9.63% due 04/01/08	5,000	5,012

Multi-Industry — 0.0%
Polypore, Inc. 8.75% due 05/15/12	5,000	4,675
SCG Holdings Corp. zero coupon due 08/04/11*	5,000	7,500
Tyco International Group SA Participation Certificate Trust 4.44% due 06/15/07*	19,000	19,038

Transportation — 0.1%
Burlington Northern Santa Fe Corp. 7.29% due 06/01/36	10,000	13,000
Burlington Northern Santa Fe Corp. 8.13% due 04/15/20	17,000	22,480
Dominion Resources, Inc. 5.95% due 06/15/35	10,000	10,358
FedEx Corp., Series 981A Pass Through 6.72% due 01/15/22	66,884	76,336
Navistar International Corp. 6.25% due 03/01/12	10,000	9,650
Norfolk Southern Corp. 5.59% due 05/17/25	18,000	18,708
Ryder System, Inc. 4.63% due 04/01/10	18,000	17,994
Yellow Roadway Corp. 4.67% due 05/15/08*	19,000	18,990
		530,885

INFORMATION & ENTERTAINMENT — 1.4%

Broadcasting & Media — 0.8%
AOL Time Warner, Inc. 6.88% due 05/01/12	70,000	78,989
AOL Time Warner, Inc. 7.63% due 04/15/31	120,000	149,867
Cablevision Systems Corp. 8.00% due 04/15/12	5,000	4,900
CanWest Media, Inc. 10.63% due 05/15/11	5,000	5,456
Chancellor Media Corp. 8.00% due 11/01/08	70,000	75,262
Charter Communications Holdings, LLC 8.63% due 04/01/09	15,000	11,138
Charter Communications Holdings, LLC 11.13% due 01/15/11	25,000	18,687
Clear Channel Communications, Inc. 7.65% due 09/15/10	70,000	75,817
Comcast Cable Communications, Inc. 6.20% due 11/15/08	9,000	9,518
Comcast Cable Communications, Inc. 8.50% due 05/01/27	15,000	20,115
Comcast Corp. 5.65% due 06/15/35	40,000	39,832
Cox Communications, Inc. 5.45% due 12/15/14 *	100,000	102,067
Cox Communications, Inc. 5.50% due 10/01/15	8,000	8,162
Cox Communications, Inc. 7.63% due 06/15/25	10,000	11,862
Cox Communications, Inc. 7.75% due 11/01/10	115,000	130,210
CSC Holdings, Inc. 7.63% due 07/15/18	5,000	4,825
CSC Holdings, Inc. 8.13% due 07/15/09	5,000	5,062
Dex Media East Finance Co. 12.13% due 11/15/12	5,000	5,988
Dex Media, Inc. 9.00% due 11/15/13	5,000	4,025
Echostar DBS Corp. 6.38% due 10/01/11	10,000	9,912
Liberty Media Corp. 4.91% due 09/15/06(1)	10,000	10,062
Liberty Media Corp. 7.75% due 07/15/09	30,000	31,883
Liberty Media Corp. 7.88% due 07/15/09	55,000	58,694
Mediacom Broadband, LLC 11.00% due 07/15/13	5,000	5,413
News America Holdings, Inc. 7.60% due 10/11/15	35,000	41,306
News America, Inc. 5.30% due 12/15/14	65,000	66,691
Paxson Communications Corp. 12.25% due 01/15/09(6)	15,000	14,025
Quebecor Media, Inc. 13.75% due 07/15/11(6)	10,000	10,062
Sinclair Broadcast Group, Inc. 8.75% due 12/15/11	5,000	5,250
Time Warner Entertainment Co., LP 8.38% due 03/15/23	19,000	24,293
Turner Broadcasting, Inc. 8.38% due 07/01/13	30,000	36,790
USA Interactive 7.00% due 01/15/13	75,000	79,971
Young Broadcasting, Inc. 10.00% due 03/01/11	15,000	14,250

Entertainment Products — 0.1%
Corus Entertainment, Inc. 8.75% due 03/01/12	5,000	5,362
Walt Disney Co. 5.38% due 06/01/07	100,000	102,257

Leisure & Tourism — 0.5%
American Airlines, Inc., Series 01-1 Pass Through 6.82% due 05/23/11	95,000	90,460
American Airlines, Inc., Series 2003-1 Pass Through 3.86% due 07/09/10	17,883	17,549
Atlas Air, Inc., Series 1999-1 B Pass Through 7.63% due 01/02/15	48,627	40,680
Atlas Air, Inc., Series 2000-1 A Pass Through 8.71% due 01/02/19	4,023	4,183
Atlas Air, Inc., Series 991-A Pass Through 7.20% due 01/02/19	4,083	4,089
Aztar Corp. 9.00% due 08/15/11	5,000	5,431
Continental Airlines, Inc., Series 98-3 Pass Through 6.32% due 11/01/08	100,000	100,168
Continental Airlines, Inc., Series 981A Pass Through 6.65% due 09/15/17	16,576	16,357
Delta Air Lines, Inc. 10.00% due 08/15/08	10,000	3,850
El Pollo Loco, Inc. 9.25% due 12/15/09	5,000	5,225
GTECH Holdings Corp. 4.50% due 12/01/09	70,000	69,063
GTECH Holdings Corp. 4.75% due 10/15/10	15,000	14,929

Harrah’s Operating Co., Inc. 5.50% due 07/01/10	50,000	51,602
Harrah’s Operating Co., Inc. 5.63% due 06/01/15	10,000	10,186
Harrah’s Operating Co., Inc. 8.00% due 02/01/11	90,000	103,198
Herbst Gaming, Inc. 7.00% due 11/15/14	5,000	5,038
Hilton Hotels Corp. 7.95% due 04/15/07	28,000	29,596
Mandalay Resort Group, Series B 10.25% due 08/01/07	5,000	5,500
MGM Mirage, Inc. 5.88% due 02/27/14	10,000	9,712
MGM Mirage, Inc. 6.00% due 10/01/09	5,000	5,025
Mohegan Tribal Gaming Authority 6.13% due 02/15/13	5,000	5,050
Park Place Entertainment Corp. 7.00% due 04/15/13	5,000	5,550
Six Flags, Inc. 4.50% due 05/15/15	5,000	4,894
Tricon Global Restaurants, Inc. 7.65% due 05/15/08	70,000	76,037
Virgin River Casino Corp. 9.00% due 01/15/12	5,000	5,212
Worldspan LP 9.52% due 02/15/11*	10,000	9,100
Wynn Las Vegas, LLC 6.63% due 12/01/14	5,000	4,863
		1,980,550

INFORMATION TECHNOLOGY — 0.6%

Computer Services — 0.0%
Activant Solutions, Inc. 9.09% due 07/01/05	5,000	5,175

Electronics — 0.0%
Amkor Technology, Inc. 9.25% due 02/15/08	5,000	4,800
Fisher Scientific International, Inc. 6.13% due 07/01/15	5,000	5,006
Sanmina-SCI Corp. 6.75% due 03/01/13	5,000	4,775
Sanmina-SCI Corp. 10.38% due 01/15/10	5,000	5,550

Telecommunications — 0.6%
American Cellular Corp., Series B 10.00% due 08/01/11	25,000	25,375
AT&T Broadband Corp. 8.38% due 03/15/13	120,000	146,322
AT&T Corp. 7.30% due 11/15/11	29,000	33,422
AT&T Wireless Services, Inc. 7.35% due 03/01/06	32,000	32,699
AT&T Wireless Services, Inc. 7.88% due 03/01/11	110,000	127,839
Bellsouth Telecommunications, Inc. 5.85% due 11/15/45	32,000	32,809
Centennial Communications Corp. 8.13% due 02/01/14	10,000	10,650
Citizens Communications Co. 9.25% due 05/15/11	5,000	5,581
Corning, Inc. 5.90% due 03/15/14	9,000	9,249
Emmis Communications Corp. 3.50% due 07/21/05	5,000	5,087
GCI, Inc. 7.25% due 02/15/14	5,000	4,800
GTE Corp. 6.94% due 04/15/28	28,000	32,359
Insight Midwest LP/Insight Capital, Inc. 9.75% due 10/01/09	5,000	5,181
Insight Midwest LP/Insight Capital, Inc. 10.50% due 11/01/10	5,000	5,300
Intelsat, Ltd. 7.63% due 04/15/12	5,000	4,400
Intelsat, Ltd. 8.63% due 01/15/15	5,000	5,275
LCI International, Inc. 7.25% due 06/15/07	55,000	53,350
Nextel Communications, Inc. 5.95% due 03/15/14	5,000	5,194
Nextel Partners, Inc. 8.13% due 07/01/11	5,000	5,425
Qwest Communications International, Inc. 7.75% due 02/15/11	10,000	9,675
Rogers Wireless, Inc. 9.63% due 05/01/11	5,000	5,869
SBC Communications, Inc. 5.10% due 09/15/14	125,000	127,808
Sprint Capital Corp. 6.13% due 11/15/08	40,000	42,140
Sprint Capital Corp. 6.88% due 11/15/28	65,000	74,612
Sprint Capital Corp. 7.63% due 01/30/11	40,000	45,683
Telecommunications Techniques Co., LLC 9.75% due 05/15/08†(4)(7)	10,000	0
		881,410

MATERIALS — 0.6%

Chemicals — 0.2%
BCI US Finance Corp. 8.78% due 07/15/10*(1)	25,000	24,937
Dow Chemical Co. 7.38% due 03/01/23	19,000	23,684
du Pont (E.I.) de Nemours & Co. 4.13% due 04/30/10	4,000	4,002

Equistar Chemicals, LP/Equistar Funding Corp. 10.63% due 05/01/11	5,000	5,519
Ferro Corp. 9.13% due 01/01/09	70,000	77,200
IMC Global, Inc. 7.30% due 01/15/28	5,000	4,825
Lubrizol Corp. 4.63% due 10/01/09	70,000	70,008
Lubrizol Corp. 5.88% due 12/01/08	10,000	10,417
Lubrizol Corp. 6.50% due 10/01/34	50,000	55,197
Nalco Co. 8.88% due 11/15/13	5,000	5,362
Packaging Corp. of America 5.75% due 08/01/13	10,000	10,000
Rohm & Haas Co. 7.85% due 07/15/29	15,000	20,443

Forest Products — 0.2%
Georgia-Pacific Corp. 8.00% due 01/15/14	10,000	11,013
Georgia-Pacific Corp. 8.88% due 02/01/10	5,000	5,675
Neenah Paper, Inc. 7.38% due 11/15/14	5,000	4,850
Pliant Corp. 11.13% due 09/01/09	5,000	4,875
Stone Container Corp. 8.38% due 07/01/12	10,000	10,100
Temple-Inland, Inc. 7.88% due 05/01/12	90,000	103,669
Weyerhaeuser Co. 6.13% due 03/15/07	10,000	10,281
Weyerhaeuser Co. 6.75% due 03/15/12	50,000	55,012
Weyerhaeuser Co. 6.88% due 12/15/33	13,000	14,476
Weyerhaeuser Co. 7.38% due 03/15/32	100,000	117,918

Metals & Minerals — 0.1%
Alcan Aluminum, Ltd. 5.75% due 06/01/35	10,000	10,172
Anchor Glass Container Corp. 11.00% due 02/15/13†(7)(14)	5,000	3,900
Crown Cork & Seal Co., Inc. 8.00% due 04/15/23	5,000	4,875
Crown European Holdings SA 10.88% due 03/01/13	5,000	5,875
Newmont Mining Corp. 5.88% due 04/01/35	10,000	10,190
Noranda, Inc. 8.38% due 02/15/11	22,000	25,539
Owens-Brockway Glass Container, Inc. 8.25% due 05/15/13	5,000	5,431
Phelps Dodge Corp. 8.75% due 06/01/11	60,000	72,544
Timken Co. 5.75% due 02/15/10	25,000	25,638
United States Steel, LLC 10.75% due 08/01/08	5,000	5,550

Plastic — 0.1%
Sealed Air Corp. 5.38% due 04/15/08*	75,000	76,805
		895,982

MUNICIPAL BONDS — 0.1%

Municipal Bonds — 0.1%
Allentown, Pennsylvania Taxable General Obligation 6.20% due 11/15/05	120,000	121,181
Southern California Public Power Authority Project, Series B 6.93% due 05/15/17	50,000	61,067
		182,248

REAL ESTATE — 0.7%

Real Estate Companies — 0.2%
EOP Operating LP 7.50% due 04/19/29	20,000	24,003
EOP Operating LP 8.38% due 03/15/06	24,000	24,710
ERP Operating LP 6.63% due 03/15/12	80,000	89,122
Liberty Property LP 7.25% due 03/15/11	25,000	28,066
Liberty Property LP 8.50% due 08/01/10	70,000	81,975
Susa Partnership LP 6.95% due 07/01/06	40,000	41,056

Real Estate Investment Trusts — 0.5%
Avalon Bay Communities, Inc., Series MTN 7.50% due 12/15/10	100,000	113,833
Developers Diversified Realty Corp. 5.00% due 05/03/10	80,000	80,610
Health Care Property Investors, Inc. 6.00% due 03/01/15	60,000	63,617
Healthcare Realty Trust, Inc. 8.13% due 05/01/11	60,000	68,697
Host Marriott LP, Series I 9.50% due 01/15/07	5,000	5,300
IMPAC Trust 3.64% due 07/25/05	218,654	218,892
iStar Financial, Inc. 6.05% due 04/15/15	9,000	9,304
Regency Centers LP 7.75% due 04/01/09	30,000	33,452
Simon Property Group LP 4.60% due 06/15/10	45,000	45,025
Simon Property Group LP 5.10% due 06/15/15	40,000	39,979

Spieker Properties LP 7.65% due 12/15/10	60,000	69,192
Ventas Realty LP 6.63% due 10/15/14	5,000	5,037
		1,041,870

U.S. GOVERNMENT AGENCIES — 3.7%

U.S. Government Agencies — 3.7%
Federal Home Loan Bank 2.88% due 05/23/06	100,000	99,229
Federal Home Loan Bank 3.80% due 08/24/07	60,000	59,842
Federal Home Loan Bank 3.88% due 12/20/06	65,000	65,052
Federal Home Loan Mtg. Corp. 3.75% due 03/03/08	75,000	74,871
Federal Home Loan Mtg. Corp. 4.50% due 01/15/04	65,000	66,327
Federal Home Loan Mtg. Corp. 4.50% due 04/01/19	275,763	274,775
Federal Home Loan Mtg. Corp. 5.00% due 03/01/19	18,020	18,232
Federal Home Loan Mtg. Corp. 5.00% due 05/01/34	172,155	172,373
Federal Home Loan Mtg. Corp. 5.00% due 06/01/34	165,480	165,690
Federal Home Loan Mtg. Corp. 5.50% due 07/01/34	84,955	86,197
Federal Home Loan Mtg. Corp. 6.00% due 12/01/33	124,435	127,719
Federal Home Loan Mtg. Corp. 6.50% due 05/01/16	11,617	12,084
Federal Home Loan Mtg. Corp., Series 1577 PK 6.50% due 09/15/23 (3)	20,000	21,578
Federal Home Loan Mtg. Corp. 6.50% due 05/01/29	9,962	10,348
Federal Home Loan Mtg. Corp., Series 1547 PL 7.00% due 03/15/23 (3)	1,000	1,001
Federal Home Loan Mtg. Corp. 7.00% due 04/01/32	21,444	22,580
Federal Home Loan Mtg. Corp. 7.50% due 08/01/23	1,193	1,280
Federal Home Loan Mtg. Corp. 7.50% due 04/01/28	8,383	9,000
Federal Home Loan Mtg. Corp., Series 1226 Z 7.75% due 03/15/22 (3)	4,804	4,807
Federal Home Loan Mtg. Corp. 8.50% due 12/01/19	1,053	1,136
Federal National Mtg. Assoc. 3.25% due 06/28/06	63,000	62,636
Federal National Mtg. Assoc. 3.41% due 08/30/07	65,000	64,273
Federal National Mtg. Assoc. 4.50% due 02/01/35	73,982	72,393
Federal National Mtg. Assoc. 4.56% due 01/01/15	246,603	249,049
Federal National Mtg. Assoc. 5.00% due 03/01/18	160,541	162,465
Federal National Mtg. Assoc. 5.00% due 06/01/19	50,706	51,301
Federal National Mtg. Assoc. 5.00% due 04/01/34	762,761	763,584
Federal National Mtg. Assoc. 5.50% due 03/01/18	55,406	56,910
Federal National Mtg. Assoc. 5.50% due 07/01/19	68,509	70,373
Federal National Mtg. Assoc. 5.50% due 12/01/19	103,642	106,461
Federal National Mtg. Assoc. 5.50% due 12/01/33	503,608	510,957
Federal National Mtg. Assoc. 5.50% due 05/01/34	45,660	46,311
Federal National Mtg. Assoc. 5.92% due 10/01/11	66,912	72,016
Federal National Mtg. Assoc. 5.94% due 11/01/11	240,168	258,875
Federal National Mtg. Assoc. 6.00% due 06/01/17	43,953	45,461
Federal National Mtg. Assoc. 6.00% due 12/01/33	106,337	109,060
Federal National Mtg. Assoc. 6.00% due 05/01/34	70,899	72,712
Federal National Mtg. Assoc. 6.00% due 08/01/34	100,647	103,289
Federal National Mtg. Assoc. 6.00% due 10/01/34	107,187	109,928
Federal National Mtg. Assoc. 6.34% due 01/01/08	17,177	17,819
Federal National Mtg. Assoc. 6.36% due 07/01/08	32,609	33,952
Federal National Mtg. Assoc. 6.43% due 01/01/08	18,118	18,835
Federal National Mtg. Assoc. 6.50% due 08/01/17	105,016	109,373
Federal National Mtg. Assoc. 6.50% due 09/01/32	122,704	127,200
Federal National Mtg. Assoc. 6.50% due 04/01/34	57,014	59,024
Federal National Mtg. Assoc. 6.56% due 07/01/11	192,205	210,920
Federal National Mtg. Assoc. 6.63% due 11/15/30	60,000	77,862
Federal National Mtg. Assoc. 7.04% due 03/01/07	10,152	10,476
Federal National Mtg. Assoc., Series 1991-117 G 8.00% due 09/25/06 (3)	417	423
Government National Mtg. Assoc. 6.00% due 11/15/31(13)	266,975	275,708
Government National Mtg. Assoc. 7.00% due 08/15/22	1,511	1,608
Government National Mtg. Assoc. 7.00% due 03/15/28	71,612	75,927
Government National Mtg. Assoc. 7.50% due 07/15/23	1,170	1,262
Government National Mtg. Assoc. 7.50% due 10/15/29	20,206	21,662
Government National Mtg. Assoc. 7.50% due 01/15/32	26,259	28,145
Government National Mtg. Assoc. 8.00% due 01/15/31	3,391	3,664
Government National Mtg. Assoc. 8.50% due 11/15/17	2,971	3,231
Government National Mtg. Assoc. 9.00% due 11/15/21	948	1,042
Tennessee Valley Authority 4.65% due 06/15/35	20,000	20,035
		5,380,343

U.S. GOVERNMENT OBLIGATIONS — 5.3%

U.S. Treasuries — 5.3%
United States Treasury Bonds 5.38% due 02/15/31	207,000	244,260
United States Treasury Bonds 5.50% due 08/15/28	400,000	471,047
United States Treasury Bonds 6.25% due 08/15/23(13)	460,000	573,257
United States Treasury Bonds 6.38% due 08/15/27	200,000	259,305
United States Treasury Bonds 6.63% due 02/15/27	120,000	159,267
United States Treasury Bonds 6.88% due 08/15/25	140,000	188,453
United States Treasury Bonds 7.13% due 02/15/23	290,000	391,908
United States Treasury Bonds 7.50% due 11/15/24	50,000	71,039
United States Treasury Bonds 8.75% due 05/15/17	100,000	143,582
United States Treasury Bonds 8.75% due 08/15/20	500,000	752,344
United States Treasury Notes 2.00% due 08/31/05	80,000	79,841
United States Treasury Notes 2.63% due 05/15/08	800,000	777,406
United States Treasury Notes 2.75% due 07/31/06	300,000	297,457
United States Treasury Notes 3.25% due 08/15/07	600,000	595,148
United States Treasury Notes 3.38% due 11/15/08	350,000	346,459
United States Treasury Notes 3.38% due 12/15/08	500,000	494,981
United States Treasury Notes 3.38% due 10/15/09	7,000	6,902
United States Treasury Notes 3.63% due 01/15/10	18,000	17,915
United States Treasury Notes 3.88% due 05/15/10	21,000	21,120
United States Treasury Notes 4.13% due 05/15/15	30,000	30,438
United States Treasury Notes 4.25% due 08/15/14	400,000	409,562

United States Treasury Notes 5.00% due 02/15/11	350,000	371,861
United States Treasury Notes 5.00% due 08/15/11	5,000	5,331
United States Treasury Notes 5.63% due 05/15/08	350,000	368,457
United States Treasury Notes 6.50% due 10/15/06(13)	300,000	310,886
United States Treasury Notes 6.50% due 02/15/10	430,000	479,870
		7,868,096

UTILITIES — 1.0%

Electric Utilities — 0.9%
AEP Texas North Co., Series B 5.50% due 03/01/13	40,000	41,919
AES Corp. 7.75% due 03/01/14	25,000	27,125
AES Corp. 9.00% due 05/15/15*	10,000	11,225
American Electric Power Co., Inc., Series A 6.13% due 05/15/06	15,000	15,263
Arizona Public Service Co. 5.80% due 06/30/14	80,000	85,939
Calpine Corp. 4.75% due 11/15/23	75,000	53,625
Calpine Corp. 8.75% due 07/15/13*	25,000	18,500
Centerpoint Energy, Inc., Series B 5.88% due 06/01/08	90,000	93,160
CMS Energy Corp. 8.90% due 07/15/08	5,000	5,437
Duke Energy Corp. 4.20% due 10/01/08	80,000	79,713
Exelon Corp. 4.90% due 06/15/15	60,000	60,214
FirstEnergy Corp., Series B 6.45% due 11/15/11	129,000	140,949
Florida Power Corp. 4.50% due 06/01/10	7,000	7,045
FPL Group Capital, Inc. 4.09% due 02/16/07	41,000	40,987
Indiantown Cogeneration LP, Series A-9 9.26% due 12/15/10	8,163	8,690
Midwest Generation, LLC 8.75% due 05/01/34	5,000	5,600
Nevada Power Co. 9.00% due 08/15/13	5,000	5,625
NRG Energy, Inc. 8.00% due 12/15/13*	5,000	5,275
NSTAR 8.00% due 02/15/10	40,000	45,905
Pepco Holdings, Inc. 5.50% due 08/15/07	80,000	81,774
Progress Energy, Inc. 7.10% due 03/01/11	100,000	111,397
PSE&G Power, LLC 3.75% due 04/01/09	35,000	34,138
PSE&G Power, LLC 6.88% due 04/15/06	40,000	40,830
Southern California Edison Co. 6.38% due 01/15/06	70,000	70,867
Texas Genco, LLC 6.88% due 12/15/14	5,000	5,262
Texas-New Mexico Power Co. 6.25% due 01/15/09	30,000	31,602
TXU Corp. 4.80% due 11/15/09*	70,000	68,724
TXU Corp. 5.55% due 11/15/14*	5,000	4,849
TXU Corp. 6.50% due 11/15/24*	80,000	78,363
TXU Corp. 6.55% due 11/15/34*	5,000	4,911
Virginia Electric and Power Co., Series A 5.75% due 03/31/06	18,000	18,229
Westar Energy, Inc. 5.88% due 07/15/36	10,000	10,008

Gas & Pipeline Utilities — 0.1%
Aquila, Inc. 9.95% due 02/01/11	5,000	5,425
Atlantic City Electric Co., Series FSA 6.38% due 08/05/05	20,000	20,045
El Paso Corp. 7.00% due 05/15/11	5,000	4,988
Energen Corp., Series MTN 7.63% due 12/15/10	60,000	67,481
NGC Corp. Capital Trust, Series B 8.32% due 06/01/27	25,000	21,875
Tennessee Gas Pipeline Co. 8.38% due 06/15/32	5,000	5,883
Williams Cos., Inc. 7.63% due 07/15/19	5,000	5,625
Williams Cos., Inc. 8.13% due 03/15/12	5,000	5,675

Telephone — 0.0%
Alltel Corp. 4.66% due 05/17/07	18,000	18,141
MCI, Inc. 8.74% due 05/01/14	5,000	5,606
		1,473,894

TOTAL BONDS & NOTES (cost $28,132,693)		28,950,228

Foreign Bonds & Notes — 2.6%

CONSUMER DISCRETIONARY — 0.0%

Apparel & Textiles — 0.0%
Bombardier Recreational Products 8.38% due 12/15/13		5,000	5,325

Retail — 0.0%
Jean Coutu Group, Inc. 8.50% due 08/01/14		10,000	9,875
			15,200

CONSUMER STAPLES — 0.1%

Food, Beverage & Tobacco — 0.1%
Companhia Brasileira de Bebidas 10.50% due 12/15/11		90,000	111,150
SABMiller, PLC 6.63% due 08/15/33*		20,000	22,822
			133,972

ENERGY — 0.1%

Energy Sources — 0.1%
Husky Oil, Ltd. 7.55% due 11/15/16		50,000	59,769
Nexen, Inc. 5.88% due 03/10/35		10,000	10,163
Nexen, Inc. 7.88% due 03/15/32		11,000	13,867
Petro-Canada 5.95% due 05/15/35		10,000	10,461
			94,260

FINANCE — 0.6%

Banks — 0.4%
Dresdner Bank AG 7.75% due 09/23/09		100,000	104,380
HBOS, PLC 3.50% due 11/30/07*		30,000	29,616
National Australia Bank, Ltd., Series A 8.60% due 05/19/10		100,000	118,341
Oversea-Chinese Banking Corp., Ltd. 7.75% due 09/06/11*		100,000	116,609
Royal Bank of Scotland Group, PLC 6.40% due 04/01/09		40,000	42,909
Scotland International Finance BV 7.70% due 08/15/10*		110,000	126,933

Financial Services — 0.1%
CIT Group Funding Co. 5.20% due 06/01/15*		9,000	9,102
Credit National Interfinance BV 7.00% due 11/14/05		50,000	50,485
UFJ Finance Aruba AEC 6.75% due 07/15/13		100,000	111,520

Insurance — 0.1%
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15		5,000	4,725
VTB Capital SA 6.25% due 07/02/35(4)		100,000	101,000
XL Capital Finance, PLC 6.50% due 01/15/12		65,000	70,645
			886,265

FOREIGN GOVERNMENT BONDS — 0.8%

Foreign Government — 0.8%
Federal Republic of Brazil 8.00% due 04/15/14		26,387	27,028
Federal Republic of Brazil 11.00% due 08/17/40		160,000	192,480
Province of Quebec 7.50% due 09/15/29		24,000	33,434
Republic of Argentina 3.01% due 08/03/12(1)		147,000	132,961
Republic of Indonesia 7.25% due 04/20/15		115,000	116,438
Republic of Panama 7.25% due 03/15/15		80,000	86,960
Republic of Peru 8.38% due 05/03/16		88,000	98,780
Republic of Trinidad & Tobago 9.75% due 07/01/20*		30,000	42,300
Republic of Turkey 9.00% due 06/30/11		20,000	22,700
Republic of Uruguay 17.75% due 02/04/06(4)	UYU	2,500,000	113,152
Republic of Venezuela 8.50% due 10/08/14		10,000	10,385
Russian Federation 5.00% due 03/31/30*(6)		12,000	13,440
Russian Federation 5.00% due 03/31/30(6)		145,000	161,878
United Mexican States, Series MTNA 6.75% due 09/27/34		111,000	117,660
United Mexican States, Series MTNA 7.50% due 04/08/33		14,000	16,065
			1,185,661

HEALTHCARE — 0.0%

Medical Products — 0.0%
Elan Finance, PLC 7.75% due 11/15/11*		5,000	4,275

INDUSTRIAL & COMMERCIAL — 0.2%

Aerospace & Military Technology — 0.1%
SCL Terminal Aereo Santiago SA 6.95% due 07/01/12*		91,087	96,422

Business Services — 0.0%
PSA Corp., Ltd. 7.13% due 08/01/05*		60,000	60,133

Machinery — 0.0%
Atlas Copco AB 6.50% due 04/01/08*		9,000	9,441

Multi-Industry — 0.1%
Tyco International Group SA 6.13% due 01/15/09		5,000	5,290
Tyco International Group SA 6.38% due 02/15/06		50,000	50,669
Tyco International Group SA 6.38% due 10/15/11		40,000	43,932
Tyco International Group SA 6.75% due 02/15/11		56,000	62,166
			328,053

INFORMATION & ENTERTAINMENT — 0.0%

Broadcasting & Media — 0.0%
Rogers Cable, Inc. 6.25% due 06/15/13	5,000	4,988
Telenet Group Holding NV 11.50% due 06/15/14*(6)	30,000	23,325
		28,313

INFORMATION TECHNOLOGY — 0.3%

Electronics — 0.0%
Magnachip Semiconductor SA 6.88% due 12/15/11	5,000	4,900

Telecommunications — 0.3%
France Telecom SA 8.75% due 03/01/31	100,000	139,421
Rogers Wireless, Inc. 8.00% due 12/15/12	5,000	5,388
Singapore Telecommunications, Ltd. 6.38% due 12/01/11*	20,000	22,051
Telecom Italia Capital SA 4.00% due 01/15/10*	25,000	24,292
Telecomunicaciones de Puerto Rico, Inc. 6.65% due 05/15/06	130,000	132,635
Telefonica Europe BV 7.75% due 09/15/10	60,000	69,227
TELUS Corp. 7.50% due 06/01/07	27,000	28,563
TELUS Corp. 8.00% due 06/01/11	22,000	25,729
		452,206

MATERIALS — 0.2%

Chemicals — 0.1%
Yara International ASA 5.25% due 12/15/14*	90,000	90,170

Forest Products — 0.0%
Abitibi-Consolidated, Inc. 8.55% due 08/01/10	20,000	20,850
Consumers International, Inc. 10.25% due 04/01/05†(4)(7)(12)	10,000	0
Norske Skog Canada, Ltd. 8.63% due 06/15/11	5,000	5,156

Metals & Minerals — 0.1%
Alcan, Inc. 6.45% due 03/15/11	30,000	32,752
Barrick Gold Corp., Series A 5.80% due 11/15/34	11,000	11,397
Inco, Ltd. 7.20% due 09/15/32	70,000	83,318
Noranda, Inc. 6.20% due 06/15/35	20,000	19,840
Novelis, Inc. 7.25% due 02/15/15	5,000	5,019
		268,502

UTILITIES — 0.3%

Electric Utilities — 0.1%
Telecom Italia Capital SA 6.00% due 09/30/34*	171,000	174,578

Telephone — 0.2%
British Telecommunications, PLC 7.13% due 12/15/05	4,000	4,070
Deutsche Telekom International Finance BV 3.88% due 07/22/08	20,000	19,778
Deutsche Telekom International Finance BV 8.00% due 06/15/10	70,000	81,125
Deutsche Telekom International Finance BV 8.75% due 06/15/30	82,000	111,026
		390,577

TOTAL FOREIGN BONDS & NOTES (cost $3,602,651)		3,787,284

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $120,182,114)		144,370,084

Short-Term Investment Securities — 0.2%

CORPORATE SHORT-TERM NOTES — 0.2%
Bank Negara Malaysia Bills zero coupon due 10/13/05(4)(13)	MYR	321,000	83,956
Prudential Funding Corp. 3.25% due 07/01/05(13)		200,000	200,000

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $283,848)			283,956

Repurchase Agreements — 2.1%

Agreement with State Street Bank & Trust Co., bearing interest at 1.40%, dated 06/30/05, to be repurchased 07/01/05 in the amount of $405,016 and collateralized by $415,000 of United States Treasury Notes, bearing interest at 3.50%, due 02/15/10 and having an approximate value of $415,519(13)	405,000	405,000
State Street Bank & Trust Co. Joint Repurchase Agreement Account(10)	1,232,000	1,232,000
UBS Securities, LLC Joint Repurchase Agreement Account(10)	1,000,000	1,000,000
UBS Securities, LLC Joint Repurchase Agreement Account(10)	515,000	515,000

TOTAL REPURCHASE AGREEMENTS (cost $3,152,000)		3,152,000

TOTAL INVESTMENTS —
(cost $123,617,962) @	100.2%	147,806,040
Liabilities in excess of other assets—	(0.2)	(239,674)

NET ASSETS—	100.0%	$147,566,366

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At June 30, 2005 the aggregate value of these securities was $2,592,721 representing 1.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

@	See Note 4 for cost of investments on a tax basis.
(1)	Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of June 30, 2005.
(2)	Commercial Mortgage-Backed Security
(3)	Collateralized Mortgage Obligation
(4)	Fair valued security; see Note 1
(5)	Variable rate security - the rate reflected is as of June 30, 2005; maturity date reflects next reset date.
(6)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate.
Rate shown reflects the increased rate.
(7)	Bond in default
(8)	Denominated in United States dollars unless otherwise indicated.
(9)	Consists of more than one class of securities traded together as a unit.
(10)	See Note 2 for details of Joint Repurchase Agreement.
(11)	Security is a preferred stock where the dividend rate increases or steps up at a predetermined rate.
The rate reflected is as of June 30, 2005.
(12)	Illiquid security
(13)	The security or a portion thereof represents collateral for open futures contracts.
(14)	Company has filed Chapter 11 bankruptcy.
ADR-	American Depository Receipt
GDR-	Global Depository Receipt

Pass Through-	These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of June 30, 2005	Unrealized Appreciation (Depreciation)
8 Long	U.S. Treasury 2 YR Note	September 2005	$1,661,017	$1,661,500	$483

Open Forward Foreign Currency Contracts

Contract			In		Delivery	Gross Unrealized
to Deliver			Exchange For		Date	Appreciation
*	AUD	60,000	USD	46,060	08/04/05	$486
	CHF	50,000	USD	40,437	09/21/05	1,173
*	CZK	550,000	USD	22,534	09/21/05	343
*	EUR	452,000	USD	554,892	07/07/05	7,761
*	EUR	228,000	USD	276,144	08/04/05	101
*	IDR	676,000,000	USD	68,835	09/21/05	645
	ILS	100,000	USD	22,676	09/21/05	827
*	JPY	6,500,000	USD	60,523	07/07/05	1,879
	JPY	5,000,000	USD	45,755	08/04/05	528
*	KRW	36,000,000	USD	35,741	09/21/05	939
*	NOK	110,000	USD	17,211	09/21/05	324
	NZD	30,000	USD	21,020	09/21/05	309
*	PHP	6,870,000	USD	123,516	12/22/05	2,139
*	RUB	1,210,000	USD	42,382	09/21/05	246
*	SEK	360,000	USD	47,678	09/21/05	1,389
*	SGD	40,000	USD	23,959	09/21/05	153
*	SKK	700,000	USD	22,182	09/21/05	40
*	THB	2,110,000	USD	53,320	07/12/05	2,285
	THB	900,000	USD	21,781	09/21/05	33
*	USD	130,507	COP	308,000,000	07/01/05	1,810
*	USD	180,565	BRL	490,000	07/06/05	29,239
*	USD	36,551	GBP	20,000	07/07/05	727
*	USD	139,444	INR	6,170,000	07/29/05	2,263
	USD	35,803	GBP	20,000	08/04/05	15
	USD	26,257	UAH	140,000	08/08/05	1,653
	USD	33,061	HUF	6,800,000	09/21/05	7
	USD	18,433	PEN	60,000	09/21/05	8
*	USD	47,698	ZAR	320,000	09/21/05	44
*	USD	24,438	CAD	30,000	09/21/05	98
	USD	18,379	BRL	450,000	09/21/05	308
	USD	30,811	ARS	90,000	09/21/05	310
	USD	55,169	MXN	610,000	09/21/05	755
	USD	64,013	TRY	90,000	09/21/05	1,892
*	USD	147,764	CLP	85,900,000	11/10/05	761
	USD	23,482	BRL	70,000	02/16/06	4,125
*	ZAR	320,000	USD	48,940	09/21/05	1,199
						66,814

Contract			In		Delivery	Gross Unrealized
to Deliver			Exchange For		Date	Depreciation
*	AUD	180,000	USD	136,666	07/07/05	$(291)
*	BRL	490,000	USD	180,560	07/06/05	(29,245)
*	CAD	30,000	USD	24,125	09/21/05	(411)
*	CLP	85,900,000	USD	146,272	11/10/05	(2,253)
*	COP	308,000,000	USD	131,258	07/01/05	(1,059)
*	GBP	20,000	USD	35,840	07/07/05	(16)
*	INR	4,290,000	USD	97,213	07/29/05	(1,316)
*	TWD	2,300,000	USD	73,039	11/21/05	(241)
*	USD	551,422	EUR	452,000	07/07/05	(4,307)
*	USD	60,205	JPY	6,500,000	07/07/05	(1,562)
*	USD	137,706	AUD	180,000	07/07/05	(749)
*	USD	53,667	THB	2,110,000	07/12/05	(2,632)
*	USD	22,961	AUD	30,000	08/04/05	(173)
	USD	324,048	EUR	268,000	08/04/05	(661)
*	USD	36,054	KRW	36,000,000	09/21/05	(1,252)
*	USD	24,333	SEK	180,000	09/21/05	(1,188)
*	USD	47,241	IDR	458,000,000	09/21/05	(1,041)
*	USD	44,990	CZK	1,100,000	09/21/05	(609)
*	USD	46,822	SKK	1,465,000	09/21/05	(482)
*	USD	42,576	RUB	1,210,000	09/21/05	(440)
	USD	60,058	PLN	200,000	09/21/05	(374)
*	USD	24,152	SGD	40,000	09/21/05	(346)
	USD	33,023	TWD	1,030,000	09/21/05	(341)
*	USD	17,211	NOK	110,000	09/21/05	(324)
*	USD	66,695	COP	156,000,000	09/21/05	(222)
	USD	18,383	ISK	1,200,000	09/21/05	(154)
*	USD	109,189	TWD	3,410,000	11/21/05	(545)
*	USD	121,832	PHP	6,870,000	12/22/05	(456)
						(52,690)
	Net Unrealized Appreciation (Depreciation)					$14,124

*      Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

ARS - Argentine Peso	IDR - Indonesian Rupiah	PLN - Polish Zloty
AUD - Australian Dollar	ILS - Israeli Shekel	RUB - New Russian Ruble
BRL - Brazilian Real	INR - Indian Rupee	SEK - Swedish Krona
CAD - Canadian Dollar	ISK- Iceland Krona	SGD - Singapore Dollar
CHF - Swiss Franc	JPY - Japanese Yen	SKK - Slovakian Koruna
CLP - Chilean Peso	KRW - South Korean Won	THB - Thailand Baht
COP - Colombian Peso	MXN - Mexican Peso	TRY - Turkish Lira
CZK - Czech Koruna	MYR - Malaysian Ringgit	TWD - New Taiwan Dollar
EUR - Euro	NOK - Norwegian Krone	UAH- Ukraine Hryvna
GBP - Pound Sterling	NZD - New Zealand Dollar	USD - United States Dollar
HUF - Hungarian Forint	PEN- Peruvian Nouveau Sol	ZAR - South African Rand
PHP - Philippine Peso

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

MULTI-MANAGED MODERATE

GROWTH PORTFOLIO

Investment Portfolio — June 30, 2005

(unaudited)

Common Stock — 56.9%	Shares/ Principal Amount (8)	Value (Note 1)

CONSUMER DISCRETIONARY — 5.7%

Apparel & Textiles — 2.2%
Coach, Inc. †	5,300	$177,921
Finish Line, Inc., Class A	52,800	998,976
Nike, Inc., Class B	48,230	4,176,718
Quiksilver, Inc.†	30,100	480,998
Volcom, Inc.	5,000	133,850

Automotive — 1.0%
Advanced Auto Parts, Inc.†	43,670	2,818,898

Housing & Household Durables — 0.1%
Pulte Homes, Inc.	2,500	210,625

Retail — 2.4%
Blue Nile, Inc.†	11,500	375,935
DSW, Inc.	4,000	99,800
Federated Department Stores, Inc.	4,300	315,104
Gymboree Corp.†	64,200	876,972
Home Depot, Inc.	7,300	283,970
J.C. Penney Co., Inc.	18,555	975,622
Kohl’s Corp.†	19,185	1,072,633
Lowe’s Cos., Inc.	21,225	1,235,720
Staples, Inc.	18,860	402,095
Urban Outfitters, Inc.†	2,100	119,049
Wal-Mart Stores, Inc.	8,300	400,060
Walgreen Co.	4,300	197,757
Williams-Sonoma, Inc.†	5,300	209,721
Zumiez, Inc.	1,100	32,065
		15,594,489

CONSUMER STAPLES — 0.9%

Food, Beverage & Tobacco — 0.6%
Altria Group, Inc.	4,900	316,834
Coca-Cola Co.	8,100	338,175
Diageo, PLC Sponsored ADR	4,900	290,570
PepsiCo, Inc.	6,400	345,152
SunOpta, Inc.†	56,700	322,056

Household & Personal Products — 0.3%
Kimberly-Clark Corp.	5,500	344,245
Procter & Gamble Co.	8,300	437,825
		2,394,857

ENERGY — 3.8%

Energy Services — 1.8%
BJ Services Co.	21,885	1,148,525
Hornbeck Offshore Services, Inc.†	28,100	761,229
Southern Co.	7,300	253,091
Suncor Energy, Inc.	36,180	1,712,037
Todco, Class A†	37,200	954,924

Energy Sources — 2.0%
ChevronTexaco Corp.	13,600	760,512
ConocoPhillips	7,300	419,677
Exxon Mobil Corp.	15,500	890,785

Global Industries, Ltd.†	104,000	884,000
Marathon Oil Corp.	5,500	293,535
Massey Energy Co.	12,300	463,956
Murphy Oil Corp.	28,750	1,501,613
Transocean, Inc.†	5,600	302,232
		10,346,116

FINANCE — 11.7%

Banks — 4.2%
Bank of America Corp.	102,110	4,657,237
Franklin Bank Corp.†	56,700	1,063,692
North Fork Bancorp., Inc.	7,600	213,484
Signature Bank†	75,500	1,842,200
U.S. Bancorp	10,400	303,680
Wachovia Corp.	5,200	257,920
Wells Fargo & Co.	51,880	3,194,771

Financial Services — 2.8%
American Express Co.	27,655	1,472,076
Capital One Financial Corp.	10,100	808,101
CapitalSource, Inc.†	18,500	363,155
Citigroup, Inc.	16,533	764,320
Fannie Mae	3,300	192,720
Goldman Sachs Group, Inc.	17,790	1,814,936
International Securities Exchange, Inc.†	2,700	67,797
J.P. Morgan Chase & Co.	11,300	399,116
MarketAxess Holdings, Inc.†	53,700	606,810
Merrill Lynch & Co., Inc.	11,300	621,613
Morgan Stanley	5,000	262,350
SLM Corp.	6,735	342,138

Insurance — 4.7%
Aetna, Inc.	71,645	5,933,639
Allstate Corp.	61,415	3,669,546
Berkshire Hathaway, Inc., Class B†	1,116	3,106,386
Chubb Corp.	3,700	316,757
		32,274,444

HEALTHCARE — 11.3%

Drugs — 5.6%
Abbott Laboratories	6,600	323,466
Amgen, Inc.†	6,800	411,128
BioMarin Pharmaceutical, Inc.†	19,900	149,051
CV Therapeutics, Inc.†	10,000	224,200
Cypress Biosciences, Inc.†	47,500	627,000
Genentech, Inc.†	86,280	6,926,559
Genzyme Corp.†	5,300	318,477
Gilead Sciences, Inc.†	4,300	189,157
Integra LifeSciences Holdings Corp.†	70,400	2,055,680
Invitrogen Corp.†	15,480	1,289,329
Medicines Co.†	47,500	1,111,025
Onyx Pharmaceuticals, Inc.†	5,600	133,728
Par Pharmaceutical Cos., Inc.†	19,900	633,019
Pfizer, Inc.	12,279	338,655
Renovis, Inc.†	11,200	171,024
Schering-Plough Corp.	17,100	325,926
Wyeth	2,800	124,600

Health Services — 4.3%
Allscripts Heathcare Solutions, Inc.†	7,800	129,558
American Healthways, Inc.†	6,700	283,209
Cerner Corp.†	6,100	414,617
LifePoint Hospitals, Inc.†	5,000	252,600
Nabi Biopharmaceuticals†	10,000	152,300

Pacificare Health Systems, Inc.†	3,200	228,640
Pediatrix Medical Group, Inc.†	4,800	352,992
Sierra Health Services, Inc.†	3,300	235,818
United Surgical Partners International, Inc.†	6,900	359,352
UnitedHealth Group, Inc.	173,810	9,062,453
Wellpoint, Inc.†	5,700	396,948

Medical Products — 1.4%
Advanced Neuromodulation Systems, Inc.†	43,300	1,718,144
Animas Corp.†	13,700	276,055
Becton Dickinson & Co.	3,500	183,645
ID Biomedical Corp.†	19,900	325,166
Johnson & Johnson	13,500	877,500
Medtronic, Inc.	5,900	305,561
Techne Corp.†	5,000	229,550
Vnus Medical Technologies†	8,300	99,849
		31,235,981

INDUSTRIAL & COMMERCIAL — 6.2%

Aerospace & Military Technology — 2.0%
Alliant Techsystems, Inc.†	26,600	1,877,960
General Dynamics Corp.	2,800	306,712
Lockheed Martin Corp.	42,105	2,731,351
United Technologies Corp.	11,700	600,795

Business Services — 0.2%
Arbitron, Inc.	6,700	287,430
Catalina Marketing Corp.	6,700	170,247

Electrical Equipment — 2.2%
Ametek, Inc.	76,000	3,180,600
Roper Industries, Inc.	39,100	2,790,567

Machinery — 1.0%
Dover Corp.	13,200	480,216
IDEX Corp.	33,900	1,308,879
Matthews International Corp., Class A	6,700	261,032
Nordson Corp.	22,800	781,584

Multi-Industry — 0.8%
Danaher Corp.	6,400	334,976
General Electric Co.	35,400	1,226,610
ITT Industries, Inc.	2,307	225,233
Tyco International, Ltd.	17,100	499,320
		17,063,512

INFORMATION & ENTERTAINMENT — 2.4%

Broadcasting & Media — 0.7%
News Corp., Class A	52,200	844,596
Time Warner, Inc.†	24,506	409,495
Valassis Communications, Inc.†	19,900	737,295

Leisure & Tourism — 1.7%
Applebee’s International, Inc.	56,650	1,500,659
Boyd Gaming Corp.	5,000	255,650
Carnival Corp.(9)	8,200	447,310
Harrah’s Entertainment, Inc.	3,300	237,831
Hilton Hotels Corp.	11,700	279,045
Royal Caribbean Cruises, Ltd.	30,700	1,484,652
Scientific Games Corp., Class A†	11,200	301,616
Texas Roadhouse, Inc., Class A†	4,900	170,275
		6,668,424

INFORMATION TECHNOLOGY — 14.2%

Communication Equipment — 0.1%
QUALCOMM, Inc.	6,500	214,565

Computer Services — 0.8%
Keane, Inc.†	47,500	650,750
Symantec Corp.†	78,700	1,710,938

Computer Software — 2.8%
Electronic Arts, Inc.†	72,300	4,092,903
Hyperion Solutions Corp.†	9,800	394,352
Lawson Software, Inc.†	181,200	933,180
Microsoft Corp.	29,000	720,360
Oracle Corp.†	21,400	282,480
Parametric Technology Corp.†	142,200	907,236
Take-Two Interactive Software, Inc.†	11,000	279,950

Computers & Business Equipment — 2.5%
Apple Computer, Inc.†	150,855	5,552,973
Dell, Inc.†	10,800	426,708
EMC Corp.†	18,100	248,151
International Business Machines Corp.	7,321	543,218

Electronics — 3.3%
Agilent Technologies, Inc.†	9,200	211,784
Analog Devices, Inc.	5,300	197,743
Applied Materials, Inc.†	15,300	247,554
Cypress Semiconductor Corp.†	122,700	1,544,793
Energizer Holdings, Inc.†	33,025	2,053,164
Intel Corp.	25,640	668,178
L-3 Communications Holdings, Inc.	3,200	245,056
Lam Research Corp.†	72,900	2,109,726
National Semiconductor Corp.	10,700	235,721
PMC-Sierra, Inc.†	48,100	448,773
Texas Instruments, Inc.	40,250	1,129,818
Vitesse Semiconductor Corp.†	68,600	143,374

Internet Content — 2.5%
eBay, Inc.†	87,950	2,903,230
Yahoo!, Inc.†	115,970	4,018,360

Telecommunications — 2.2%
ADTRAN, Inc.	22,300	552,817
Alvarion, Ltd.†	94,500	1,098,090
BellSouth Corp.	9,500	252,415
Cisco Systems, Inc.†	18,000	343,980
Corning, Inc.†	12,800	212,736
JAMDAT Mobile, Inc.†	200	5,536
Motorola, Inc.	15,800	288,508
Nokia Oyj Sponsored ADR†	12,800	212,992
SafeNet, Inc.†	55,000	1,873,300
Tekelec†	46,500	781,200
Verizon Communications, Inc.	13,500	466,425
		39,203,037

MATERIALS — 0.2%

Chemicals — 0.2%
du Pont (E.I.) de Nemours and Co.	6,100	262,361
Praxair, Inc.	4,600	214,360
		476,721

UTILITIES — 0.5%

Electric Utilities — 0.5%
AES Corp.†	51,390	841,768

Exelon Corp.	5,500	282,315
FPL Group, Inc.	6,700	281,802
		1,405,885

TOTAL COMMON STOCK (cost $128,957,736)		156,663,466

Preferred Stock — 0.0%

FINANCE — 0.0%

Financial Services — 0.0%
General Electric Capital Corp. 4.50% due 01/28/35(11)	2,000	50,100
Merrill Lynch & Co., Inc. 3.97%(1)	1,731	40,938

TOTAL PREFERRED STOCK (cost $92,775)		91,038

Asset-Backed Securities — 5.9%

FINANCE — 5.9%

Financial Services — 5.9%
Aesop Funding II, LLC, Series 2003-3A A3 3.72% due 07/20/09*	$330,000	324,807
Asset Securitization Corp., Series 1997-D5 A1C 6.75% due 02/14/43(2)	75,000	79,230
Bank of America Mtg. Securities, Inc., Series 2004-J 2A1 4.82% due 11/25/34(1)(3)	255,547	256,749
Bank of America Mtg. Securities, Inc., Series 2005-A 2A2 4.49% due 02/25/35(1)(3)	890,252	885,036
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6 A6 4.83% due 11/11/41(2)	760,000	775,423
Capital One Auto Finance Trust, Series 2003-B A4 3.18% due 09/15/10	485,000	479,055
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% due 07/15/11	430,000	425,992
Capital One Prime Auto Receivable Trust, Series 2003-2 A4 2.88% due 06/15/10	485,000	477,554
Citibank Credit Card Issuance Trust, Series 2003-A6 2.90% due 05/17/10	485,000	470,222
Citibank Credit Card Issuance Trust, Series 2004-A4 3.20% due 08/24/09	300,000	295,031
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1C 7.24% due 06/20/29(2)	76,097	79,019
DaimlerChrysler Auto Trust, Series 2004-B A3 3.18% due 09/08/08	150,000	149,203
Fleet Credit Card Master Trust II, Series 2003-A A 2.40% due 07/15/08	485,000	481,329
Greenwich Capital Commercial Funding Corp., Series 2005 GG3 A4 4.80% due 08/10/42(2)(5)	760,000	772,981
GSR Mtg. Loan Trust, Series 2005-AR2 1A2 4.68% due 07/25/05(3)(5)	666,158	677,703
Harley-Davidson Motorcycle Trust, Series 2004-3 A2 3.20% due 05/15/12	645,000	633,867
Hertz Vehicle Financing, LLC, Series 2004-1A A3 2.85% due 05/25/09*	450,000	435,260
Household Automotive Trust, Series 2003-2 A4 3.02% due 12/17/10	145,000	142,583
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX A3 4.18% due 01/12/37(2)	450,000	447,688
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13% due 2/15/30(2)	210,000	229,410
Merrill Lynch Mtg. Investors, Inc., Series 1997-C2 A2 6.54% due 12/10/29(2)	212,326	221,924
Merrill Lynch Mtg. Investors, Inc., Series 2005-A2 A2 4.50% due 07/25/05(3)(5)	768,361	764,911
Morgan Stanley Capital I, Series 1998-WF2 A2 6.54% due 07/15/30(2)	299,689	316,035
Morgan Stanley Capital I, Series 2005-T17 A5 4.78% due 12/13/41(2)	1,010,000	1,025,887
Morgan Stanley Dean Witter Capital I, Series 2001-TOP1 A4 6.66% due 02/15/33(2)	217,200	239,996
Morgan Stanley Dean Witter Capital I, Series 2001-TOP51 A4 6.39% due 10/15/35(2)	100,000	110,517
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% due 07/15/09	485,000	473,065
Peco Energy Transition Trust, Series 2001-A A1 6.52% due 12/31/10	210,000	231,759
PP&L Transition Bond Co., LLC, Series 1999-1 A7 7.05% due 06/25/09	218,000	226,603
Providian Gateway Owner Trust, Series 2004-DA A 3.35% due 09/15/11*	450,000	442,913
Residential Funding Mtg. Securities II, Inc., Series 2004-HI1 A3 3.05% due 07/25/16	197,000	193,925
USAA Auto Owner Trust, Series 2004-1 A4 2.67% due 10/15/10	485,000	473,719
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB A2 4.58% due 01/25/35(1)(3)	848,846	844,710
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2 2A2 4.57% due 07/25/05(1)(3)	697,987	708,534
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR4 2A2 4.54% due 07/25/05(3)	651,520	647,448
WFS Financial Owner Trust, Series 2003-4 A4 3.15% due 05/20/11	485,000	479,872
World Omni Auto Receivables Trust, Series 2003-B A4 2.87% due 11/15/10	185,000	180,979
TOTAL ASSET-BACKED SECURITIES (cost $16,147,200)		16,100,939

Bonds & Notes — 30.7%

CONSUMER DISCRETIONARY — 0.7%

Automotive — 0.4%
Affinia Group, Inc. 9.00% due 11/30/14	5,000	4,200
Arvinmeritor, Inc. 8.75% due 03/01/12	10,000	10,425
DaimlerChrysler NA Holding Corp. 4.88% due 06/15/10	13,000	12,940
DaimlerChrysler NA Holding Corp. 8.50% due 01/18/31	350,000	443,416
Dana Corp. 5.85% due 01/15/15	5,000	4,400
Dana Corp. 7.00% due 03/01/29	10,000	8,736
Ford Motor Co. 6.38% due 02/01/29	16,000	12,337
Ford Motor Co. 7.45% due 07/16/31	260,000	217,052
General Motors Corp. 8.38% due 07/15/33	235,000	196,225
Lazy Days RV Center, Inc. 11.75% due 05/15/12	15,000	15,637
TRW Automotive, Inc. 11.00% due 02/15/13	5,000	5,750
Visteon Corp. 7.00% due 03/10/14	10,000	8,250

Housing & Household Durables — 0.2%
American Standard, Inc. 5.50% due 04/01/15*	17,000	17,515
Beazer Homes USA, Inc. 8.63% due 05/15/11	15,000	15,900
Centex Corp. 7.50% due 01/15/12	20,000	22,686
Centex Corp. 7.88% due 02/01/11	270,000	308,674
D.R. Horton, Inc. 5.63% due 09/15/14	10,000	9,985
D.R. Horton, Inc. 9.75% due 09/15/10	5,000	5,854
KB Home 6.25% due 06/15/15	10,000	10,167
Lennar Corp. 7.63% due 03/01/09	170,000	187,564
Pulte Homes, Inc. 8.13% due 03/01/11	145,000	168,556

Retail — 0.1%
Adesa, Inc. 7.63% due 06/15/12	10,000	10,150
Movie Gallery, Inc. 11.00% due 05/01/12	10,000	10,500
Pathmark Stores, Inc. 8.75% due 02/01/12	10,000	9,813
Rite Aid Corp. 8.13% due 05/01/10	20,000	20,600
Staples, Inc. 7.38% due 10/01/12	125,000	144,503
Wal-Mart Stores, Inc. 4.00% due 01/15/10	25,000	24,840
		1,906,675

CONSUMER STAPLES — 0.4%

Food, Beverage & Tobacco — 0.4%
Albertsons, Inc. 8.00% due 05/01/31	15,000	18,185
Alliance One International, Inc. 11.00% due 05/15/12	10,000	10,300
Altria Group, Inc. 7.00% due 11/04/13	290,000	324,539
American Stores Co. 7.90% due 05/01/17	10,000	11,454
Coca-Cola Enterprises, Inc. 8.50% due 02/01/22	26,000	35,557
ConAgra Foods, Inc. 6.75% due 09/15/11	190,000	210,263
Delhaize America, Inc. 9.00% due 04/15/31	5,000	6,242
Diageo Capital, PLC 4.38% due 05/03/10	28,000	28,145
Great Atlantic & Pacific Tea Co., Inc. 9.13% due 12/15/11	10,000	10,525
Philip Morris Cos., Inc. 6.38% due 02/01/06	100,000	101,195
RJ Reynolds Tobacco Holdings, Inc. 7.30% due 07/15/15*	10,000	10,000
Tyson Foods, Inc. 8.25% due 10/01/11	210,000	249,053

Household & Personal Products — 0.0%
JohnsonDiversey, Inc., Series B 9.63% due 05/15/12	5,000	5,075
		1,020,533

EDUCATION — 0.1%

Education — 0.1%
Massachusetts Institute of Technology 7.25% due 11/02/96	130,000	187,112

ENERGY — 0.9%

Energy Services — 0.4%
Amerada Hess Corp. 7.30% due 08/15/31	10,000	12,066
Consolidated Natural Gas Co., Series B 5.38% due 11/01/06	32,000	32,490
Enterprise Products Operating LP 4.00% due 10/15/07	17,000	16,830
Enterprise Products Operating LP 4.95% due 06/01/10	18,000	18,085
Enterprise Products Operating LP, Series B 4.63% due 10/15/09	240,000	238,927
Enterprise Products Operating LP, Series B 6.65% due 10/15/34	100,000	109,787
Hanover Compressor Co. 9.00% due 06/01/14	15,000	15,975
Keyspan Corp. 4.90% due 05/16/08	70,000	71,222
Motiva Enterprises, LLC 5.20% due 09/15/12*	205,000	211,356
PacifiCorp, Series MBIA 6.38% due 05/15/08	150,000	158,785
Petroleum Geo-Services 10.00% due 11/05/10	10,000	11,200
Premcor Refining Group, Inc. 6.13% due 05/01/11	150,000	158,250
Premcor Refining Group, Inc. 6.75% due 05/01/14	10,000	10,775
Seitel, Inc. 11.75% due 07/15/11	10,000	10,950
Valero Energy Corp. 7.50% due 04/15/32	16,000	19,749

Energy Sources — 0.5%
Alliant Energy Resources, Inc. 9.75% due 01/15/13	310,000	403,980
Amerada Hess Corp. 7.88% due 10/01/29	300,000	379,051
Chesapeake Energy Corp. 7.75% due 01/15/15	15,000	16,200
ConocoPhillips 7.00% due 03/30/29	51,000	63,998
Delta Petroleum Corp. 7.00% due 04/01/15	10,000	9,400
Devon Energy Corp. 2.75% due 08/01/06	33,000	32,427
El Paso Production Holding Co. 7.75% due 06/01/13	55,000	58,712
Encore Acquisition Co. 6.00% due 07/15/15	6,000	5,890
Encore Acquisition Co. 6.25% due 04/15/14	4,000	4,050
Forest Oil Corp. 8.00% due 12/15/11	5,000	5,513
Massey Energy Co. 6.63% due 11/15/10	10,000	10,300
Newfield Exploration Co. 6.63% due 09/01/14	10,000	10,475
Peabody Energy Corp., Series B 6.88% due 03/15/13	10,000	10,600
Pemex Project Funding Master Trust 8.63% due 02/01/22	272,000	335,240
Pioneer Natural Resource 5.88% due 07/15/16	15,000	15,127
Pride International, Inc. 7.38% due 07/15/14	10,000	10,975
Sempra Energy 4.62% due 05/17/07	28,000	28,132
Whiting Petroleum Corp. 7.25% due 05/01/13	10,000	10,200
		2,506,717

FINANCE — 6.7%

Banks — 1.2%
American Express Centurion Bank 3.40% due 11/16/09(1)	22,000	21,972
Bank of America Corp. 7.40% due 01/15/11	830,000	949,918
BankBoston Capital Trust IV 3.97% due 06/08/28(1)	31,000	29,872
BB&T Corp. 4.75% due 10/01/12	295,000	298,623
BB&T Corp. 4.90% due 06/30/17	12,000	12,031
BNP Paribas SA 5.19% due 06/29/15	11,000	11,121
Credit Suisse First Boston 6.50% due 05/01/08*	22,000	23,239
First Maryland Capital II 4.06% due 02/01/27(1)	28,000	27,340
Huntington National Bank 4.65% due 06/30/09	260,000	262,917
J.P. Morgan Chase Bank NA 6.13% due 11/01/08	25,000	26,463
Key Bank NA 7.00% due 02/01/11	13,000	14,615
Marshall & Ilsley Bank 4.85% due 06/16/15	30,000	30,339
MBNA America Bank NA 5.38% due 01/15/08	420,000	431,701
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*	320,000	336,591
National City Bank 3.38% due 10/15/07	37,000	36,607
NCNB Corp. 9.38% due 09/15/09	48,000	57,169
Popular North America, Inc. 4.25% due 04/01/08	43,000	43,004
Sovereign Bank 4.00% due 02/01/08	36,000	35,679
Suntrust Bank 5.40% due 04/01/20	29,000	30,111
U.S. Bancorp 7.50% due 06/01/26	195,000	255,659
U.S. Bank NA 3.90% due 08/15/08	4,000	3,977
Washington Mutual Bank FA 5.50% due 01/15/13	33,000	34,558
Wells Fargo & Co. 3.51% due 09/15/09(1)	14,000	14,006
Wells Fargo & Co. 6.38% due 08/01/11	230,000	254,317

Financial Services — 3.6%
Alamosa Delaware, Inc. 11.00% due 07/31/10	10,000	11,213
Arch Western Finance, LLC 6.75% due 07/01/13	15,000	15,488
Athena Neurosciences Finance, LLC 7.25% due 02/21/08	5,000	4,650
Boeing Capital Corp. 6.50% due 02/15/12	270,000	302,020
Bowater Canada Finance Corp. 7.95% due 11/15/11	20,000	21,175
CanWest Media, Inc. 8.00% due 09/15/12	10,000	10,525
Capital One Financial Corp. 7.13% due 08/01/08	30,000	32,207
Caterpillar Financial Services Corp. 4.30% due 06/01/10	30,000	30,039
Caterpillar Financial Services Corp. 4.70% due 03/15/12	29,000	29,533
Citigroup, Inc. 5.00% due 09/15/14	919,000	940,087
Citigroup, Inc. 5.85% due 12/11/34	35,000	38,691
Consolidated Communications Illinois/Texas Holdings, Inc. 9.75% due 04/01/12*	80,000	83,800
Countrywide Home Loans, Inc., Series MTNJ 5.50% due 08/01/06	54,000	54,811
Coventry Health Care, Inc. 6.13% due 01/15/15	28,000	28,490
Duke Capital, LLC 5.67% due 08/15/14	250,000	259,720
ERAC USA Finance Co. 5.60% due 05/01/15	180,000	185,996
ERAC USA Finance Co. 8.00% due 01/15/11*	140,000	162,110
Farmers Exchange Capital 7.05% due 07/15/28*	470,000	508,260
Ford Motor Credit Co. 4.95% due 01/15/08	36,000	34,341
Ford Motor Credit Co. 5.70% due 01/15/10	129,000	118,982
Ford Motor Credit Co. 6.63% due 06/16/08	33,000	32,592
Ford Motor Credit Co. 7.00% due 10/01/13	10,000	9,595
Fosters Financial Corp. 5.88% due 06/15/35	15,000	15,075
Funding Aesop II, LLC 3.95% due 04/20/08	550,000	547,804
General Electric Capital Corp., Series MTN 2.80% due 01/15/07	35,000	34,386
General Electric Capital Corp., Series MTNA 5.38% due 03/15/07	36,000	36,780
General Electric Capital Corp., Series MTNA 6.00% due 06/15/12	460,000	501,685
General Motors Acceptance Corp. 6.75% due 12/01/14	8,000	7,157
General Motors Acceptance Corp. 6.88% due 08/28/12	165,000	151,044
General Motors Acceptance Corp. 7.00% due 02/01/12	45,000	41,482
General Motors Acceptance Corp. 8.00% due 11/01/31	17,000	15,170
Glencore Funding, LLC 6.00% due 04/15/14*	14,000	13,425
Goldman Sachs Group, Inc. 4.50% due 06/15/10	30,000	30,097
Goldman Sachs Group, Inc. 6.60% due 01/15/12	250,000	277,853
Household Finance Corp. 6.38% due 10/15/11	611,000	668,030
HSBC Finance Corp. 5.00% due 06/30/15	30,000	30,234
IAAI Finance, Inc. 11.00% due 04/01/13	10,000	10,296
International Finance Corp. 4.00% due 06/15/10	28,000	28,085
J.P. Morgan Chase & Co. 5.13% due 09/15/14	1,125,000	1,150,820
J.P. Morgan Chase & Co. 6.63% due 03/15/12	33,000	36,738
J.P. Morgan Chase & Co. 6.75% due 02/01/11	170,000	188,003
John Deere Capital Corp. 3.88% due 03/07/07	66,000	65,763
MDP Acquisitions, PLC 9.63% due 10/01/12	10,000	10,000
Morgan Stanley 4.00% due 01/15/10	2,000	1,970
Morgan Stanley 4.75% due 04/01/14	900,000	886,652
Morgan Stanley 6.75% due 04/15/11	210,000	232,520
Overseas Private Investment Corp., Series 96-A 6.99% due 01/15/09	147,776	154,136
PNC Funding Corp. 5.75% due 08/01/06	32,000	32,479
Pricoa Global Funding I 4.63% due 06/25/12	15,000	15,103
Private Export Funding Corp. 6.62% due 10/01/05	220,000	221,686
Prudential Financial, Inc., Series MTNB 5.10% due 09/20/14	300,000	308,785
PX Escrow Corp. 9.63% due 02/01/06(6)	25,000	24,250
Rabobank Capital Fund II 5.26% due 12/31/13	48,000	49,380
Refco Finance Holdings, LLC 9.00% due 08/01/12	5,000	5,300
Residential Capital Corp. 6.38% due 06/30/10	15,000	15,072
Salomon Smith Barney Holdings, Inc. 5.88% due 03/15/06	37,000	37,504
SB Treasury Co., LLC 9.40% due 06/30/08*(5)	250,000	280,222
Sprint Capital Corp. 6.90% due 05/01/19	14,000	16,034
TIAA Global Markets, Inc. 4.13% due 11/15/07*	27,000	26,990
Transamerica Finance Corp. 6.40% due 09/15/08	14,000	15,173
Verizon Global Funding Corp. 7.75% due 12/01/30	42,000	54,232
Wachovia Bank NA 4.88% due 02/01/15	790,000	803,827

Insurance — 1.9%
AAG Holding Co., Inc. 6.88% due 06/01/08	130,000	135,823
ACE Capital Trust II 9.70% due 04/01/30	290,000	400,226
ACE INA Holdings, Inc. 8.30% due 08/15/06	100,000	104,404
Allstate Corp. 5.55% due 05/09/35	30,000	31,044
Allstate Corp. 7.20% due 12/01/09	33,000	36,846
Allstate Financing II 7.83% due 12/01/45	44,000	47,397
American Financial Group, Inc. 7.13% due 04/15/09	185,000	201,642
Americo Life, Inc. 7.88% due 05/01/13*	19,000	20,321
Assurant, Inc. 6.75% due 02/15/34	16,000	18,281
Equitable Cos., Inc. 7.00% due 04/01/28	110,000	134,071
Everest Reinsurance Group, Ltd. 5.40% due 10/15/14	75,000	77,028
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10	180,000	211,152
Fidelity National Financial, Inc. 7.30% due 08/15/11	46,000	48,878
Florida Windstorm Underwriting Assoc. 7.13% due 02/25/19*	270,000	326,124
Jackson National Life Insurance Co. 8.15% due 03/15/27*	40,000	52,596
Liberty Mutual Group, Inc. 5.75% due 03/15/14	150,000	151,005
Liberty Mutual Insurance Co. 7.70% due 10/15/97*	220,000	242,870
Marsh & McLennan Cos., Inc. 3.63% due 02/15/08	60,000	58,521
Marsh & McLennan Cos., Inc. 5.38% due 07/15/14	430,000	428,323
Marsh & McLennan Cos., Inc. 6.25% due 03/15/12	60,000	63,328
MetLife, Inc. 5.70% due 06/15/35	445,000	458,739
MIC Financing Trust I Pass Through 8.38% due 02/01/27*	12,000	12,576
MONY Group, Inc. 7.45% due 12/15/05	135,000	136,936
Ohio Casualty Corp. 7.30% due 06/15/14	28,000	30,794
Protective Life Secured Trust, Series MTN 4.00% due 04/01/11	270,000	265,562
ReliaStar Financial Corp. 8.00% due 10/30/06	170,000	177,982
St Paul Travelers Cos., Inc. 5.75% due 03/15/07	200,000	204,385
Torchmark Corp. 6.25% due 12/15/06	130,000	133,782
Travelers Property Casualty Corp. 6.38% due 03/15/33	240,000	261,771
Unitrin, Inc. 4.88% due 11/01/10	195,000	194,509
W.R. Berkley Capital Trust 8.20% due 12/15/45	270,000	280,329
W.R. Berkley Corp. 5.60% due 05/15/15	50,000	50,920
Willis Group North America, Inc. 5.63% due 07/15/15	115,000	115,740
XL Capital, Ltd. 5.25% due 09/15/14	205,000	207,938
		18,519,239

HEALTHCARE — 0.5%

Drugs — 0.2%
Merck & Co., Inc. 2.50% due 03/30/07	22,000	21,445
Pfizer, Inc. 2.50% due 03/15/07	37,000	36,149
Wyeth 6.95% due 03/15/11	357,000	398,973

Health Services — 0.3%
Community Health Systems, Inc. 6.50% due 12/15/12*	15,000	15,263
Davita, Inc. 7.25% due 03/15/15	10,000	10,275
HCA, Inc. 5.50% due 12/01/09	10,000	10,030
HCA, Inc. 6.38% due 01/15/15	20,000	20,752
HCA, Inc. 6.95% due 05/01/12	10,000	10,625
HEALTHSOUTH Corp. 8.38% due 10/01/11	25,000	24,812
Humana, Inc. 7.25% due 08/01/06	310,000	318,501
NDC Health Corp. 10.50% due 12/01/12	20,000	21,250
Pharma Services Intermediate Holding Corp. 11.50% due 04/01/14	15,000	10,838
Psychiatric Solutions, Inc. 7.75% due 07/15/15	20,000	20,000
Radiologix, Inc., Series B 10.50% due 12/15/08	10,000	10,500
Tenet Healthcare Corp. 6.50% due 06/01/12	25,000	23,750
Triad Hospitals, Inc. 7.00% due 05/15/12	15,000	15,637
UnitedHealth Group, Inc. 7.50% due 11/15/05(13)	260,000	262,939
Universal Hospital Services, Inc. 10.13% due 11/01/11	10,000	10,100

Medical Products — 0.0%
Biovail Corp. 7.88% due 04/01/10	20,000	20,450
CDRV Investors, Inc. 9.63% due 01/01/15*	35,000	17,150
Fisher Scientific International, Inc. 6.75% due 08/15/14	5,000	5,225
MEDIQ/PRN Life Support Services 11.00% due 06/01/08†(4)(12)	15,000	0
		1,284,664

INDUSTRIAL & COMMERCIAL — 0.5%

Aerospace & Military Technology — 0.1%
Goodrich Corp. 7.50% due 04/15/08	130,000	139,982
Raytheon Co. 6.40% due 12/15/18	36,000	40,895
Raytheon Co. 6.75% due 08/15/07	42,000	44,061
Sequa Corp. 9.00% due 08/01/09	5,000	5,512

Business Services — 0.2%
Affinity Group, Inc. 9.00% due 02/15/12	10,000	10,125
Allied Waste North America, Inc. 6.38% due 04/15/11	20,000	19,200
Hertz Corp. 4.70% due 10/02/06	4,000	3,917
Hertz Corp. 6.90% due 08/15/14	22,000	20,453
Hertz Corp. 7.63% due 06/01/12	9,000	8,843
Hutchison Whampoa International, Ltd. 5.45% due 11/24/10*	400,000	412,448
Ingersoll Rand Co. 4.75% due 05/15/15	25,000	25,235
PHH Corp. 6.00% due 03/01/08	36,000	37,108
Rent-Way, Inc. 11.88% due 06/15/10	12,000	13,440
Service Corp. International 6.75% due 04/01/16	15,000	15,338
United Rentals North America, Inc. 6.50% due 02/15/12	15,000	14,756
Xerox Corp. 7.20% due 04/01/16	10,000	10,800
Xerox Corp. 9.75% due 01/15/09	10,000	11,362

Machinery — 0.0%
Blount, Inc. 8.88% due 08/01/12	10,000	10,700
Case New Holland, Inc. 9.25% due 08/01/11	25,000	26,250
Numatics, Inc., Series B 9.63% due 04/01/08	10,000	10,025

Multi-Industry — 0.1%
Polypore, Inc. 8.75% due 05/15/12	15,000	14,025
SCG Holdings Corp. zero coupon due 08/04/11*	15,000	22,500
Tyco International Group SA Participation Certificate Trust 4.44% due 06/15/07*	30,000	30,060

Transportation — 0.1%
Burlington Northern Santa Fe Corp. 7.29% due 06/01/36	16,000	20,800
Burlington Northern Santa Fe Corp. 8.13% due 04/15/20	26,000	34,381
Dominion Resources, Inc. 5.95% due 06/15/35	15,000	15,537
FedEx Corp., Series 981A Pass Through 6.72% due 01/15/22	125,408	143,130
Greenbrier Cos, Inc. 8.38% due 05/15/15	10,000	10,175
Hawk Corp. 8.75% due 11/01/14	10,000	10,150
Navistar International Corp. 6.25% due 03/01/12	14,000	13,510
Norfolk Southern Corp. 5.59% due 05/17/25	27,000	28,062
Ryder System, Inc. 4.63% due 04/01/10	29,000	28,991
Yellow Roadway Corp. 4.67% due 05/15/08*	31,000	30,984
		1,282,755

INFORMATION & ENTERTAINMENT — 2.2%

Broadcasting & Media — 1.3%
AOL Time Warner, Inc. 6.88% due 05/01/12	210,000	236,969
AOL Time Warner, Inc. 7.63% due 04/15/31	375,000	468,333
Cablevision Systems Corp. 8.00% due 04/15/12	15,000	14,700
CanWest Media, Inc. 10.63% due 05/15/11	10,000	10,912
Chancellor Media Corp. 8.00% due 11/01/08	220,000	236,537
Charter Communications Holdings, LLC 8.63% due 04/01/09	45,000	33,412
Charter Communications Holdings, LLC 11.13% due 01/15/11	40,000	29,900
Clear Channel Communications, Inc. 7.65% due 09/15/10	270,000	292,435
Comcast Cable Communications, Inc. 6.20% due 11/15/08	14,000	14,806
Comcast Cable Communications, Inc. 8.50% due 05/01/27	35,000	46,934
Comcast Corp. 5.65% due 06/15/35	200,000	199,162
Cox Communications, Inc. 5.45% due 12/15/14*	380,000	387,857
Cox Communications, Inc. 5.50% due 10/01/15	14,000	14,284
Cox Communications, Inc. 7.63% due 06/15/25	16,000	18,979
Cox Communications, Inc. 7.75% due 11/01/10	286,000	323,826
CSC Holdings, Inc. 7.63% due 07/15/18	15,000	14,475

CSC Holdings, Inc. 8.13% due 07/15/09	10,000	10,125
Dex Media East Finance Co. 12.13% due 11/15/12	10,000	11,975
Dex Media West Finance Co. 9.88% due 08/15/13	5,000	5,700
Dex Media, Inc. 9.00% due 11/15/13	20,000	16,100
Echostar DBS Corp. 6.38% due 10/01/11	30,000	29,737
Liberty Media Corp. 4.91% due 09/15/05(1)	14,000	14,086
Liberty Media Corp. 5.70% due 05/15/13	5,000	4,650
Liberty Media Corp. 7.75% due 07/15/09	230,000	244,435
Liberty Media Corp. 7.88% due 07/15/09	10,000	10,672
Liberty Media Corp. 8.25% due 02/01/30	10,000	9,948
LodgeNet Entertainment Corp. 9.50% due 06/15/13	10,000	10,900
Mediacom Broadband, LLC 11.00% due 07/15/13	10,000	10,825
Mediacom, LLC 9.50% due 01/15/13	5,000	4,987
News America Holdings, Inc. 7.60% due 10/11/15	120,000	141,620
News America, Inc. 5.30% due 12/15/14	230,000	235,982
Paxson Communications Corp. 12.25% due 01/15/09(6)	25,000	23,375
Quebecor Media, Inc. 13.75% due 07/15/11(6)	35,000	35,219
Shaw Communications, Inc. 8.25% due 04/11/10	5,000	5,550
Sinclair Broadcast Group, Inc. 8.75% due 12/15/11	10,000	10,500
Time Warner Entertainment Co., LP 8.38% due 03/15/23	27,000	34,522
Turner Broadcasting, Inc. 8.38% due 07/01/13	120,000	147,161
USA Interactive 7.00% due 01/15/13	265,000	282,563
Young Broadcasting, Inc. 10.00% due 03/01/11	25,000	23,750

Entertainment Products — 0.1%
Corus Entertainment, Inc. 8.75% due 03/01/12	10,000	10,725
Walt Disney Co. 5.38% due 06/01/07	380,000	388,577

Leisure & Tourism — 0.8%
American Airlines, Inc., Series 01-1 Pass Through 6.82% due 05/23/11	230,000	219,007
American Airlines, Inc., Series 2003-1 Pass Through 3.86% due 01/09/12	58,120	57,036
Atlas Air, Inc., Series 1999-1 B Pass Through 7.63% due 01/02/15	70,730	59,170
Atlas Air, Inc., Series 2000-1 A Pass Through 8.71% due 01/02/19	20,117	20,915
Aztar Corp. 9.00% due 08/15/11	15,000	16,294
Continental Airlines, Inc., Series 98-3 Pass Through 6.32% due 11/01/08	300,000	300,505
Continental Airlines, Inc., Series 981A Pass Through 6.65% due 09/15/17	62,161	61,339
Delta Air Lines, Inc. 10.00% due 08/15/08	15,000	5,775
El Pollo Loco, Inc. 9.25% due 12/15/09	10,000	10,450
GTECH Holdings Corp. 4.50% due 12/01/09	245,000	241,722
GTECH Holdings Corp. 4.75% due 10/15/10	55,000	54,738
Harrah’s Operating Co., Inc. 5.50% due 07/01/10	140,000	144,486
Harrah’s Operating Co., Inc. 5.63% due 06/01/15	65,000	66,206
Harrah’s Operating Co., Inc. 8.00% due 02/01/11	305,000	349,726
Herbst Gaming, Inc. 7.00% due 11/15/14	10,000	10,075
Hilton Hotels Corp. 7.95% due 04/15/07	44,000	46,508
Mandalay Resort Group, Series B 10.25% due 08/01/07	10,000	11,000
MGM Mirage, Inc. 5.88% due 02/27/14	25,000	24,281
MGM Mirage, Inc. 6.00% due 10/01/09	20,000	20,100
MGM Mirage, Inc. 9.75% due 06/01/07	10,000	10,838
Mohegan Tribal Gaming Authority 6.13% due 02/15/13	10,000	10,100
Park Place Entertainment Corp. 7.00% due 04/15/13	25,000	27,750
Seneca Gaming Corp. 7.25% due 05/01/12	5,000	5,169
Six Flags, Inc. 4.50% due 05/15/15	10,000	9,788
Station Casinos, Inc. 6.00% due 04/01/12	10,000	10,150
Tricon Global Restaurants, Inc. 7.65% due 05/15/08	220,000	238,975
Virgin River Casino Corp. 9.00% due 01/15/12	10,000	10,425
Worldspan LP 9.52% due 02/15/11*	15,000	13,650
Wynn Las Vegas, LLC 6.63% due 12/01/14	15,000	14,587
		6,137,970

INFORMATION TECHNOLOGY — 0.9%

Computer Services — 0.0%
Activant Solutions, Inc. 9.09% due 07/01/05	5,000	5,175

Computers & Business Equipment — 0.0%
Ugs Corp. 10.00% due 06/01/12	5,000	5,550

Electronics — 0.0%
Amkor Technology, Inc. 9.25% due 02/15/08	10,000	9,600
Fisher Scientific International, Inc. 6.13% due 07/01/15	5,000	5,006
Sanmina-SCI Corp. 6.75% due 03/01/13	10,000	9,550
Sanmina-SCI Corp. 10.38% due 01/15/10	15,000	16,650

Telecommunications — 0.9%
American Cellular Corp., Series B 10.00% due 08/01/11	45,000	45,675
AT&T Broadband Corp. 8.38% due 03/15/13	380,000	463,353
AT&T Corp. 9.05% due 11/15/05	91,000	104,878
AT&T Corp. 9.75% due 11/15/31(5)	5,000	6,506
AT&T Wireless Services, Inc. 7.35% due 03/01/06	51,000	52,115
AT&T Wireless Services, Inc. 7.88% due 03/01/11	380,000	441,623
Bellsouth Telecommunications, Inc. 5.85% due 11/15/45	50,000	51,264
Centennial Communications Corp. 8.13% due 02/01/14	30,000	31,950
Citizens Communications Co. 9.25% due 05/15/11	15,000	16,744
Corning, Inc. 5.90% due 03/15/14	13,000	13,360
Dobson Cellular Systems, Inc. 8.38% due 11/01/11	10,000	10,500
Emmis Communications Corp. 9.31% due 09/15/05	10,000	10,175
GCI, Inc. 7.25% due 02/15/14	20,000	19,200
GTE Corp. 6.94% due 04/15/28	41,000	47,383
Insight Midwest LP/Insight Capital, Inc. 9.75% due 10/01/09	10,000	10,362
Insight Midwest LP/Insight Capital, Inc. 10.50% due 11/01/10	15,000	15,900
Intelsat, Ltd. 7.63% due 04/15/12	10,000	8,800
Intelsat, Ltd. 8.63% due 01/15/15	10,000	10,550
LCI International, Inc. 7.25% due 06/15/07	80,000	77,600
Nextel Communications, Inc. 5.95% due 03/15/14	20,000	20,775
Nextel Partners, Inc. 8.13% due 07/01/11	15,000	16,275
Qwest Communications International, Inc. 7.75% due 02/15/11	35,000	33,862
Rogers Wireless, Inc. 9.63% due 05/01/11	20,000	23,475
SBC Communications, Inc. 5.10% due 09/15/14	420,000	429,434
Sprint Capital Corp. 6.13% due 11/15/08	105,000	110,617
Sprint Capital Corp. 6.88% due 11/15/28	177,000	203,175
Sprint Capital Corp. 7.63% due 01/30/11	150,000	171,312
Telecommunications Techniques Co., LLC 9.75% due 05/15/08†(4)(7)	20,000	0
Ubiquitel Operating Co. 9.88% due 03/01/11	5,000	5,488
United States West Communications, Inc. 6.88% due 09/15/33	5,000	4,331
		2,508,213

MATERIALS — 0.9%

Chemicals — 0.3%
BCI US Finance Corp. 8.78% due 07/15/10*(1)	25,000	24,937
Dow Chemical Co. 7.38% due 03/01/23	31,000	38,642
du Pont (E.I.) de Nemours & Co. 4.13% due 04/30/10	4,000	4,002
Equistar Chemicals, LP/Equistar Funding Corp. 10.63% due 05/01/11	10,000	11,038
Ferro Corp. 9.13% due 01/01/09	240,000	264,684
IMC Global, Inc. 7.30% due 01/15/28	10,000	9,650
Lubrizol Corp. 4.63% due 10/01/09	225,000	225,028
Lubrizol Corp. 5.88% due 12/01/08	15,000	15,625
Lubrizol Corp. 6.50% due 10/01/34	180,000	198,709
Millennium America, Inc. 9.25% due 06/15/08	10,000	10,825
Nalco Co. 8.88% due 11/15/13	10,000	10,725
Packaging Corp. of America 5.75% due 08/01/13	14,000	13,999
Rohm & Haas Co. 7.85% due 07/15/29	21,000	28,620

Forest Products — 0.4%
Georgia-Pacific Corp. 8.00% due 01/15/14	15,000	16,519
Georgia-Pacific Corp. 8.88% due 02/01/10	20,000	22,700
Longview Fibre Co. 10.00% due 01/15/09	5,000	5,325
Neenah Paper, Inc. 7.38% due 11/15/14	10,000	9,700
Pliant Corp. 11.13% due 09/01/09	10,000	9,750
Stone Container Corp. 8.38% due 07/01/12	25,000	25,250

Temple-Inland, Inc. 7.88% due 05/01/12	280,000	322,527
Weyerhaeuser Co. 6.13% due 03/15/07	14,000	14,394
Weyerhaeuser Co. 6.75% due 03/15/12	180,000	198,043
Weyerhaeuser Co. 6.88% due 12/15/33	22,000	24,498
Weyerhaeuser Co. 7.38% due 03/15/32	330,000	389,128

Metals & Minerals — 0.1%
Alcan Aluminum, Ltd. 5.75% due 06/01/35	15,000	15,258
Anchor Glass Container Corp. 11.00% due 02/15/13†(7)(14)	10,000	7,800
Crown Cork & Seal Co., Inc. 8.00% due 04/15/23	10,000	9,750
Crown European Holdings SA 10.88% due 03/01/13	10,000	11,750
Newmont Mining Corp. 5.88% due 04/01/35	16,000	16,304
Noranda, Inc. 8.38% due 02/15/11	32,000	37,148
Owens-Brockway Glass Container, Inc. 8.25% due 05/15/13	25,000	27,156
Phelps Dodge Corp. 8.75% due 06/01/11	190,000	229,722
Steel Dynamics, Inc. 9.50% due 03/15/09	10,000	10,650
Timken Co. 5.75% due 02/15/10	70,000	71,786
United States Steel, LLC 10.75% due 08/01/08	10,000	11,100

Plastic — 0.1%
Sealed Air Corp. 5.38% due 04/15/08*	195,000	199,693
Sealed Air Corp. 5.63% due 07/15/13*	30,000	30,828
		2,573,263

MUNICIPAL BONDS — 0.2%

Municipal Bonds — 0.2%
Allentown, Pennsylvania Taxable General Obligation 6.20% due 11/15/05	225,000	227,214
Phoenix, Arizona Civic Improvement Corp. Excise Tax Revenue 6.30% due 07/01/08	100,000	106,235
Southern California Public Power Authority Project, Series B 6.93% due 05/15/17	100,000	122,135
		455,584

REAL ESTATE — 1.2%

Real Estate Companies — 0.3%
EOP Operating LP 7.50% due 04/19/29	30,000	36,004
EOP Operating LP 8.38% due 03/15/06	38,000	39,124
ERP Operating LP 6.63% due 03/15/12	260,000	289,648
Liberty Property LP 7.25% due 03/15/11	145,000	162,785
Liberty Property LP 8.50% due 08/01/10	135,000	158,094
Susa Partnership LP 6.95% due 07/01/06	70,000	71,847

Real Estate Investment Trusts — 0.9%
Avalon Bay Communities, Inc., Series MTN 7.50% due 12/15/10	310,000	352,881
Developers Diversified Realty Corp. 5.00% due 05/03/10	285,000	287,172
Health Care Property Investors, Inc. 6.00% due 03/01/15	180,000	190,850
Health Care Property Investors, Inc. 6.45% due 06/25/12	90,000	98,380
Healthcare Realty Trust, Inc. 8.13% due 05/01/11	195,000	223,267
Host Marriott LP, Series I 9.50% due 01/15/07	20,000	21,200
IMPAC Trust 3.36% due 07/25/05	777,437	778,284
iStar Financial, Inc. 6.05% due 04/15/15	14,000	14,473
Regency Centers LP 7.75% due 04/01/09	80,000	89,204
Simon Property Group LP 4.60% due 06/15/10	150,000	150,083
Simon Property Group LP 5.10% due 06/15/15	145,000	144,923
Spieker Properties LP 7.65% due 12/15/10	210,000	242,172
Ventas Realty LP 6.63% due 10/15/14	5,000	5,038
		3,355,429

U.S. GOVERNMENT AGENCIES — 3.5%

U.S. Government Agencies — 3.5%
Federal Home Loan Bank 2.88% due 05/23/06	160,000	158,766
Federal Home Loan Bank 3.80% due 08/24/07	105,000	104,724
Federal Home Loan Bank 3.88% due 12/20/06	105,000	105,084
Federal Home Loan Mtg. Corp. 3.75% due 03/03/08	120,000	119,793
Federal Home Loan Mtg. Corp. 4.13% due 07/12/10	108,000	108,353

Federal Home Loan Mtg. Corp. 4.50% due 01/15/14	105,000	107,143
Federal Home Loan Mtg. Corp. 4.50% due 04/01/19	403,038	401,594
Federal Home Loan Mtg. Corp. 5.00% due 05/01/34	413,670	414,194
Federal Home Loan Mtg. Corp. 5.00% due 06/01/34	37,615	37,663
Federal Home Loan Mtg. Corp. 5.50% due 07/01/34	127,432	129,295
Federal Home Loan Mtg. Corp. 6.00% due 12/01/33	178,971	183,695
Federal Home Loan Mtg. Corp. 6.50% due 05/01/16	23,233	24,167
Federal Home Loan Mtg. Corp., Series 1577 PK 6.50% due 09/15/23 (3)	40,000	43,156
Federal Home Loan Mtg. Corp. 6.50% due 05/01/29	19,925	20,696
Federal Home Loan Mtg. Corp., Series 1547 PL 7.00% due 03/15/23 (3)	2,083	2,086
Federal Home Loan Mtg. Corp. 7.00% due 04/01/32	42,888	45,160
Federal Home Loan Mtg. Corp. 7.50% due 08/01/23	1,193	1,280
Federal Home Loan Mtg. Corp. 7.50% due 08/01/25	3,059	3,284
Federal Home Loan Mtg. Corp., Series 1226 Z 7.75% due 03/15/22 (3)	6,467	6,472
Federal Home Loan Mtg. Corp. 8.50% due 12/01/19	1,955	2,110
Federal National Mtg. Assoc. 4.56% due 01/01/15	739,809	747,148
Federal National Mtg. Assoc. 5.92% due 10/01/11	585,480	630,145
Federal National Mtg. Assoc. 3.25% due 06/28/06	302,347	300,973
Federal National Mtg. Assoc. 3.38% due 05/15/07	60,000	59,514
Federal National Mtg. Assoc. 3.41% due 08/30/07	105,000	103,826
Federal National Mtg. Assoc. 4.50% due 02/01/35	148,001	144,823
Federal National Mtg. Assoc. 5.00% due 03/01/18	248,103	251,077
Federal National Mtg. Assoc. 5.00% due 06/01/19	213,860	218,239
Federal National Mtg. Assoc. 5.00% due 02/01/20	96,094	97,222
Federal National Mtg. Assoc. 5.00% due 03/01/34	371,358	371,759
Federal National Mtg. Assoc. 5.50% due 03/01/18	92,343	94,850
Federal National Mtg. Assoc. 5.50% due 12/01/19	103,642	106,461
Federal National Mtg. Assoc. 5.50% due 12/01/33	719,439	729,941
Federal National Mtg. Assoc. 5.50% due 06/01/34	82,187	83,360
Federal National Mtg. Assoc. 5.94% due 11/01/11	720,505	776,624
Federal National Mtg. Assoc. 6.00% due 06/01/17	62,790	64,944
Federal National Mtg. Assoc. 6.00% due 12/01/33	167,101	171,380
Federal National Mtg. Assoc. 6.00% due 05/01/34	124,072	127,245
Federal National Mtg. Assoc. 6.00% due 08/01/34	140,906	144,605
Federal National Mtg. Assoc. 6.00% due 10/01/34	107,187	109,928
Federal National Mtg. Assoc. 6.06% due 09/01/11	221,314	239,160
Federal National Mtg. Assoc. 6.27% due 11/01/07	49,919	51,601
Federal National Mtg. Assoc. 6.34% due 01/01/08	17,177	17,819
Federal National Mtg. Assoc. 6.36% due 07/01/08	105,979	110,344
Federal National Mtg. Assoc. 6.38% due 08/01/11	288,580	317,705
Federal National Mtg. Assoc. 6.43% due 01/01/08	18,118	18,835
Federal National Mtg. Assoc. 6.50% due 05/01/12	1,695	1,765
Federal National Mtg. Assoc. 6.50% due 08/01/16	498,050	518,669
Federal National Mtg. Assoc. 6.50% due 09/01/32	184,056	190,800
Federal National Mtg. Assoc. 6.50% due 04/01/34	102,624	106,242
Federal National Mtg. Assoc. 6.63% due 11/15/30	40,000	51,908
Federal National Mtg. Assoc. 6.80% due 01/01/07	112,498	115,358
Federal National Mtg. Assoc. 7.04% due 03/01/07	27,919	28,810
Federal National Mtg. Assoc., Series 1991-117 G 8.00% due 09/25/06 (3)	1,670	1,693
Government National Mtg. Assoc. 6.00% due 11/15/28	269,234	278,331
Government National Mtg. Assoc. 7.00% due 07/15/23	703	748
Government National Mtg. Assoc. 7.00% due 08/15/28	10,590	11,228
Government National Mtg. Assoc. 7.00% due 09/15/28	72,782	77,167
Government National Mtg. Assoc. 7.00% due 08/15/31	29,613	31,367
Government National Mtg. Assoc. 7.00% due 10/15/31	27,946	29,601
Government National Mtg. Assoc. 7.50% due 03/15/24	6,606	7,110
Government National Mtg. Assoc. 7.50% due 04/15/28	77,505	83,140
Government National Mtg. Assoc. 7.50% due 06/15/28	598	642
Government National Mtg. Assoc. 7.50% due 07/15/29	6,100	6,539
Government National Mtg. Assoc. 7.50% due 01/15/32	35,012	37,527
Government National Mtg. Assoc. 8.00% due 02/15/31	6,969	7,529
Government National Mtg. Assoc. 8.50% due 11/15/17	5,446	5,923
Government National Mtg. Assoc. 9.00% due 11/15/21	1,403	1,542
Tennessee Valley Authority 4.65% due 06/15/35	34,000	34,059
		9,735,941

U.S. GOVERNMENT OBLIGATIONS — 10.4%

U.S. Treasuries — 10.4%
United States Treasury Bonds 5.38% due 02/15/31	432,000	509,760
United States Treasury Bonds 5.50% due 08/15/28	1,200,000	1,413,140
United States Treasury Bonds 6.25% due 08/15/23 (13)	950,000	1,183,900
United States Treasury Bonds 6.38% due 08/15/27	1,100,000	1,426,175
United States Treasury Bonds 6.63% due 02/15/27	400,000	530,891
United States Treasury Bonds 6.88% due 08/15/25	465,000	625,934
United States Treasury Bonds 7.13% due 02/15/23	1,500,000	2,027,109
United States Treasury Bonds 7.50% due 11/15/16	400,000	524,266
United States Treasury Bonds 7.50% due 11/15/24	250,000	355,195
United States Treasury Bonds 8.75% due 08/15/20	1,100,000	1,655,157
United States Treasury Notes 2.00% due 08/31/05	429,000	428,145
United States Treasury Notes 2.25% due 02/15/07	2,000	1,957
United States Treasury Notes 2.50% due 10/31/06	9,000	8,872
United States Treasury Notes 2.63% due 05/15/08	1,215,000	1,180,686
United States Treasury Notes 2.75% due 06/30/06	1,008,000	999,462
United States Treasury Notes 3.25% due 08/15/07	2,300,000	2,281,402
United States Treasury Notes 3.38% due 11/15/08	3,900,000	3,860,691
United States Treasury Notes 3.63% due 04/30/07	500,000	499,727
United States Treasury Notes 3.63% due 01/15/10	28,000	27,868
United States Treasury Notes 3.88% due 05/15/10	61,000	61,348
United States Treasury Notes 4.13% due 05/15/15	251,000	254,667
United States Treasury Notes 4.25% due 08/15/14	1,563,000	1,600,365
United States Treasury Notes 4.63% due 05/15/06	45,000	45,422
United States Treasury Notes 4.88% due 02/15/12	10,000	10,620
United States Treasury Notes 5.00% due 02/15/11	1,508,000	1,602,221
United States Treasury Notes 5.63% due 05/15/08	1,800,000	1,894,921
United States Treasury Notes 5.75% due 08/15/10	400,000	437,172
United States Treasury Notes 6.50% due 10/15/06 (13)	1,000,000	1,036,289
United States Treasury Notes 6.50% due 02/15/10	1,700,000	1,897,161
United States Treasury Notes 7.00% due 07/15/06	400,000	413,859
		28,794,382

UTILITIES — 1.6%

Electric Utilities — 1.4%
AEP Texas North Co., Series B 5.50% due 03/01/13	110,000	115,277
AES Corp. 7.75% due 03/01/14	40,000	43,400
AES Corp. 9.00% due 05/15/15*	25,000	28,063
American Electric Power Co., Inc., Series A 6.13% due 05/15/06	52,000	52,913
Arizona Public Service Co. 5.80% due 06/30/14	260,000	279,301
Calpine Corp. 4.75% due 11/15/23	150,000	107,250
Calpine Corp. 8.75% due 07/15/13*	25,000	18,500
Centerpoint Energy, Inc., Series B 5.88% due 06/01/08	280,000	289,830
CMS Energy Corp. 8.90% due 07/15/08	10,000	10,875
Duke Energy Corp. 4.20% due 10/01/08	260,000	259,068
Exelon Corp. 4.90% due 06/15/15	230,000	230,820
FirstEnergy Corp., Series B 6.45% due 11/15/11	401,000	438,143
Florida Power Corp. 4.50% due 06/01/10	13,000	13,084
FPL Group Capital, Inc. 4.09% due 02/16/07	64,000	63,980
Indiantown Cogeneration LP, Series A-9 9.26% due 12/15/10	11,930	12,700
Midwest Generation, LLC 8.75% due 05/01/34	10,000	11,200
Nevada Power Co. 9.00% due 08/15/13	15,000	16,875
NRG Energy, Inc. 8.00% due 12/15/13*	10,000	10,550
NSTAR 8.00% due 02/15/10	130,000	149,192
Pepco Holdings, Inc. 5.50% due 08/15/07	230,000	235,100
Progress Energy, Inc. 7.10% due 03/01/11	280,000	311,910
PSE&G Power, LLC 3.75% due 04/01/09	110,000	107,289
PSE&G Power, LLC 6.88% due 04/15/06	140,000	142,906
Reliant Energy, Inc. 9.50% due 07/15/13	25,000	27,750
Southern California Edison Co. 6.38% due 01/15/06	230,000	232,849
Texas Genco, LLC 6.88% due 12/15/14	10,000	10,525
Texas-New Mexico Power Co. 6.25% due 01/15/09	100,000	105,339
TXU Corp. 4.80% due 11/15/09*	260,000	255,260
TXU Corp. 5.55% due 11/15/14*	10,000	9,699
TXU Corp. 6.50% due 11/15/24*	260,000	254,681
TXU Corp. 6.55% due 11/15/34*	10,000	9,821
Virginia Electric and Power Co., Series A 5.75% due 03/31/06	24,000	24,305
Westar Energy, Inc. 5.88% due 07/15/36	15,000	15,012

Gas & Pipeline Utilities — 0.2%
Aquila, Inc. 9.95% due 02/01/11	10,000	10,850
Atlantic City Electric Co., Series FSA 6.38% due 08/05/05	45,000	45,101
El Paso Corp. 7.00% due 05/15/11	20,000	19,950
Energen Corp., Series MTN 7.63% due 12/15/10	200,000	224,937
NGC Corp. Capital Trust, Series B 8.32% due 06/01/27	25,000	21,875
SEMCO Energy, Inc. 7.13% due 05/15/08	10,000	10,181
Tennessee Gas Pipeline Co. 8.38% due 06/15/32	10,000	11,767
Williams Cos., Inc. 7.63% due 07/15/19	10,000	11,250
Williams Cos., Inc. 8.13% due 03/15/12	15,000	17,025

Telephone — 0.0%
Alltel Corp. 4.66% due 05/17/07	28,000	28,220
MCI, Inc. 8.74% due 05/01/14	15,000	16,818
		4,311,441

TOTAL BONDS & NOTES (cost $82,219,381)		84,579,918

Foreign Bonds & Notes — 4.0%

CONSUMER DISCRETIONARY — 0.0%

Apparel & Textiles — 0.0%
Bombardier Recreational Products 8.38% due 12/15/13		15,000	15,975

Retail —0.0%
Jean Coutu Group, Inc. 8.50% due 08/01/14		20,000	19,750
			35,725

CONSUMER STAPLES — 0.2%

Food, Beverage & Tobacco — 0.2%
Companhia Brasileira de Bebidas 8.75% due 09/15/13		110,000	127,187
Companhia Brasileira de Bebidas 10.50% due 12/15/11		210,000	259,350
SABMiller, PLC 6.63% due 08/15/33*		32,000	36,515
			423,052

ENERGY — 0.1%

Energy Sources — 0.1%
Husky Oil, Ltd. 7.55% due 11/15/16		140,000	167,354
Nexen, Inc. 5.88% due 03/10/35		17,000	17,277
Nexen, Inc. 7.88% due 03/15/32		18,000	22,692
Petro-Canada 5.95% due 05/15/35		15,000	15,691
			223,014

FINANCE — 1.0%

Banks — 0.6%
Dresdner Bank AG 7.75% due 09/23/09		290,000	302,702
HBOS, PLC 3.50% due 11/30/07*		47,000	46,398
National Australia Bank, Ltd., Series A 8.60% due 05/19/10		300,000	355,024
Oversea-Chinese Banking Corp., Ltd. 7.75% due 09/06/11*		330,000	384,809
Royal Bank of Scotland Group, PLC 6.40% due 04/01/09		120,000	128,728
Scotland International Finance BV 7.70% due 08/15/10*		300,000	346,181

Financial Services — 0.2%
Aiful Corp. 4.45% due 02/16/10*		100,000	98,880
CIT Group Funding Co. 5.20% due 06/01/15*		14,000	14,158
Credit National Interfinance BV 7.00% due 11/14/05		140,000	141,360
UFJ Finance Aruba AEC 6.75% due 07/15/13		365,000	407,049

Insurance — 0.2%
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15		15,000	14,175
VTB Capital SA 6.25% due 07/02/35(4)		200,000	202,000
XL Capital Finance, PLC 6.50% due 01/15/12		220,000	239,105
			2,680,569

FOREIGN GOVERNMENT BONDS — 1.2%

Foreign Government — 1.2%
Federal Republic of Brazil 8.00% due 04/15/14		36,942	37,840
Federal Republic of Brazil 11.00% due 08/17/40		415,000	499,245
Government of Ukraine 6.88% due 03/04/11		100,000	105,250
Province of Quebec 7.50% due 09/15/29		34,000	47,364
Republic of Argentina 3.01% due 08/03/12(1)		435,000	393,457
Republic of Indonesia 7.25% due 04/20/15		350,000	354,375
Republic of Panama 7.25% due 03/15/15		285,000	309,795
Republic of Peru 8.38% due 05/03/16		325,000	364,813
Republic of Trinidad & Tobago 9.75% due 07/01/20*		100,000	141,000
Republic of Turkey 9.00% due 06/30/11		30,000	34,050
Republic of Uruguay 17.75% due 02/04/06(4)	UYU	7,700,000	348,508
Republic of Venezuela 8.50% due 10/08/14		15,000	15,578
Russian Federation 5.00% due 03/31/30*(6)		18,000	20,160
Russian Federation 5.00% due 03/31/30(6)		150,000	167,460
United Mexican States 6.63% due 03/03/15		25,000	27,513
United Mexican States, Series MTNA 6.75% due 09/27/34		346,000	366,760
United Mexican States, Series MTNA 7.50% due 04/08/33		21,000	24,097
			3,257,265

HEALTHCARE — 0.0%

Medical Products — 0.0%
Elan Finance, PLC 7.75% due 11/15/11*	10,000	8,550

INDUSTRIAL & COMMERCIAL — 0.3%

Aerospace & Military Technology — 0.1%
SCL Terminal Aereo Santiago SA 6.95% due 07/01/12*	245,017	259,368

Business Services — 0.1%
PSA Corp., Ltd. 7.13% due 08/01/05*	160,000	160,355

Machinery — 0.0%
Atlas Copco AB 6.50% due 04/01/08*	13,000	13,638

Multi-Industry — 0.1%
Tyco International Group SA 6.13% due 01/15/09	15,000	15,870
Tyco International Group SA 6.38% due 02/15/06	170,000	172,274
Tyco International Group SA 6.38% due 10/15/11	120,000	131,797
Tyco International Group SA 6.75% due 02/15/11	88,000	97,689
		850,991

INFORMATION & ENTERTAINMENT — 0.0%

Broadcasting & Media — 0.0%
Rogers Cable, Inc. 6.25% due 06/15/13	15,000	14,963
Telenet Group Holding NV 11.50% due 06/15/14*(6)	60,000	46,650
		61,613

INFORMATION TECHNOLOGY — 0.4%

Electronics — 0.0%
Magnachip Semiconductor SA 6.88% due 12/15/11	5,000	4,900
Magnachip Semiconductor SA 8.00% due 12/15/14	5,000	4,800

Telecommunications — 0.4%
France Telecom SA 8.75% due 03/01/31	300,000	418,262
Rogers Wireless, Inc. 8.00% due 12/15/12	10,000	10,775
Singapore Telecommunications, Ltd. 6.38% due 12/01/11*	50,000	55,127
Telecom Italia Capital SA 4.00% due 01/15/10*	40,000	38,867
Telecomunicaciones de Puerto Rico, Inc. 6.65% due 05/15/06	350,000	357,096
Telefonica Europe BV 7.75% due 09/15/10	200,000	230,757
TELUS Corp. 7.50% due 06/01/07	44,000	46,548
TELUS Corp. 8.00% due 06/01/11	33,000	38,593
		1,205,725

MATERIALS — 0.4%

Chemicals — 0.1%
Yara International ASA 5.25% due 12/15/14*	300,000	300,565

Forest Products — 0.0%
Abitibi-Consolidated, Inc. 8.55% due 08/01/10	30,000	31,275
Consumers International, Inc. 10.25% due 04/01/05†(4)(7)(12)	25,000	0
Norske Skog Canada, Ltd. 8.63% due 06/15/11	10,000	10,312

Metals & Minerals — 0.3%
Alcan, Inc. 6.45% due 03/15/11	100,000	109,173
ALROSA Finance SA 8.88% due 11/17/14*	290,000	327,700
Barrick Gold Corp., Series A 5.80% due 11/15/34	18,000	18,649
Inco, Ltd. 7.20% due 09/15/32	240,000	285,664
Noranda, Inc. 6.20% due 06/15/35	30,000	29,760
Novelis, Inc. 7.25% due 02/15/15	10,000	10,038
		1,123,136

UTILITIES — 0.4%

Electric Utilities — 0.2%
Telecom Italia Capital SA 6.00% due 09/30/34*	525,000	535,984

Telephone — 0.2%
British Telecommunications, PLC 7.88% due 12/15/05	4,000	4,070
Deutsche Telekom International Finance BV 3.88% due 07/22/08	70,000	69,221
Deutsche Telekom International Finance BV 8.25% due 06/15/30	36,000	48,743
Deutsche Telekom International Finance BV 8.50% due 06/24/10	200,000	231,787
Deutsche Telekom International Finance BV 8.75% due 06/16/30	220,000	297,876
		1,187,681

TOTAL FOREIGN BONDS & NOTES (cost $10,529,969)		11,057,321

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $237,947,061)		268,492,682

Short-Term Investment Securities — 0.3%

CORPORATE SHORT-TERM NOTES — 0.3%
Bank Negara Malaysia Bills zero coupon due 10/13/05(4)(13)	MYR	1,065,000	278,546
Prudential Funding Corp. 3.25% due 07/01/05 (13)		400,000	400,000

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $678,187)			678,546

Repurchase Agreements — 2.1%

Agreement with State Street Bank & Trust Co., bearing interest at 1.40%, dated 06/30/05, to be repurchased 07/01/05 in the amount of $1,329,052 and collateralized by $1,310,000 of United States Treasury Notes, bearing interest at 4.25%, due 08/15/14 and having an approximate value of $1,359,125(13)		1,329,000	1,329,000
State Street Bank & Trust Co. Joint Repurchase Agreement Account(10)		1,099,000	1,099,000
UBS Securities, LLC Joint Repurchase Agreement Account(10)		2,000,000	2,000,000
UBS Securities, LLC Joint Repurchase Agreement Account(10)		1,420,000	1,420,000

TOTAL REPURCHASE AGREEMENTS (cost $5,848,000)			5,848,000

TOTAL INVESTMENTS — (cost $244,473,248) @	99.9%		275,019,228
Other assets less liabilities—	0.1		162,118

NET ASSETS—	100.0%		$275,181,346

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At June 30, 2005 the aggregate value of these securities was $8,137,824 representing 2.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

@	See Note 4 for cost of investments on a tax basis.
(1)	Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of June 30, 2005.
(2)	Commercial Mortgage-Backed Security
(3)	Collateralized Mortgage Obligation
(4)	Fair valued security; see Note 1
(5)	Variable rate security - the rate reflected is as of June 30, 2005; maturity date reflects next reset date.
(6)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(7)	Bond in default
(8)	Denominated in United States dollars unless otherwise indicated.
(9)	Consists of more than one class of securities traded together as a unit.
(10)	See Note 2 for details of Joint Repurchase Agreement.
(11)	Security is a preferred stock where the dividend rate increases or steps up at a predetermined rate. The rate reflected is as of June 30, 2005.
(12)	Illiquid security
(13)	The security or a portion thereof represents collateral for open futures contracts.
(14)	Company has filed Chapter 11 bankruptcy.
ADR-	American Depository Receipt
GDR-	Global Depository Receipt

Pass Through-	These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of June 30, 2005	Unrealized Appreciation (Depreciation)
29 Long	U.S. Treasury 2 YR Note	September 2005	$6,022,071	$6,022,938	$867

Open Forward Foreign Currency Contracts

Contract			In		Delivery	Gross Unrealized
to Deliver			Exchange For		Date	Appreciation
*	AUD	200,000	USD	153,631	08/04/05	$1,716
	CHF	170,000	USD	137,446	09/21/05	3,946
*	CZK	1,840,000	USD	75,385	09/21/05	1,148
*	EUR	1,361,000	USD	1,670,989	07/07/05	23,590
*	GBP	80,000	USD	146,206	07/07/05	2,908
	GBP	80,000	USD	143,211	08/04/05	60
*	IDR	2,257,000,000	USD	229,815	09/21/05	2,146
	ILS	330,000	USD	74,832	09/21/05	2,730
*	JPY	22,700,000	USD	211,374	07/07/05	6,573
	JPY	16,400,000	USD	150,078	08/04/05	1,732
*	KRW	120,000,000	USD	119,136	09/21/05	3,131
*	NOK	370,000	USD	57,892	09/21/05	1,088
	NZD	110,000	USD	77,072	09/21/05	1,131
*	PHP	22,460,000	USD	403,804	12/22/05	6,990
*	RUB	3,600,000	USD	126,095	09/21/05	733
*	SEK	1,060,000	USD	140,091	09/21/05	3,794
*	SGD	120,000	USD	71,878	09/21/05	459
*	SKK	2,400,000	USD	76,052	09/21/05	136
*	THB	6,900,000	USD	174,348	07/12/05	7,457
	THB	3,100,000	USD	75,024	09/21/05	112
*	USD	431,117	COP	1,017,000,000	07/01/05	5,786
*	USD	576,533	BRL	1,560,000	07/06/05	91,418
*	USD	453,429	INR	20,060,000	07/29/05	7,292
*	USD	816,323	EUR	674,000	08/04/05	296
	USD	88,147	UAH	470,000	08/08/05	5,550
*	USD	58,370	PEN	190,000	09/21/05	24
	USD	110,852	HUF	22,800,000	09/21/05	25
*	USD	159,524	ZAR	1,070,000	09/21/05	112
*	USD	73,314	CAD	90,000	09/21/05	295
	USD	49,010	BRL	120,000	09/21/05	820
	USD	99,281	ARS	290,000	09/21/05	1,000
	USD	169,124	MXN	1,870,000	09/21/05	2,313
	USD	206,261	TRY	290,000	09/21/05	6,099
*	USD	482,863	CLP	280,700,000	11/10/05	2,480
	USD	77,155	BRL	230,000	02/16/06	13,554
*	ZAR	1,070,000	USD	163,777	09/21/05	4,141
						212,785

Contract			In		Delivery	Gross Unrealized
to Deliver			Exchange For		Date	Depreciation
*	AUD	610,000	USD	463,001	07/07/05	$(1,131)
*	BRL	1,560,000	USD	575,298	07/06/05	(92,653)
*	CAD	90,000	USD	72,376	09/21/05	(1,232)
*	CLP	280,700,000	USD	478,028	11/10/05	(7,315)
*	COP	1,017,000,000	USD	433,503	07/01/05	(3,400)

*	EUR	804,000	USD	972,164	08/04/05	(1,963)
*	INR	14,170,000	USD	321,110	07/29/05	(4,335)
	TWD	7,500,000	USD	238,180	11/21/05	(775)
*	USD	1,660,464	EUR	1,361,000	07/07/05	(13,065)
*	USD	210,250	JPY	22,700,000	07/07/05	(5,449)
*	USD	464,505	AUD	610,000	07/07/05	(373)
*	USD	143,363	GBP	80,000	07/07/05	(65)
*	USD	175,494	THB	6,900,000	07/12/05	(8,603)
*	USD	76,438	AUD	100,000	08/04/05	(480)
	USD	224,027	COP	524,000,000	09/21/05	(744)
*	USD	120,180	KRW	120,000,000	09/21/05	(4,174)
*	USD	157,091	IDR	1,523,000,000	09/21/05	(3,462)
*	USD	63,537	SEK	470,000	09/21/05	(3,103)
*	USD	151,329	CZK	3,700,000	09/21/05	(2,049)
*	USD	155,969	SKK	4,880,000	09/21/05	(1,606)
*	USD	126,671	RUB	3,600,000	09/21/05	(1,310)
	USD	202,697	PLN	675,000	09/21/05	(1,262)
	USD	110,612	TWD	3,450,000	09/21/05	(1,143)
*	USD	57,893	NOK	370,000	09/21/05	(1,089)
*	USD	72,456	SGD	120,000	09/21/05	(1,038)
	USD	58,214	ISK	3,800,000	09/21/05	(489)
	USD	359,333	TWD	11,220,000	11/21/05	(1,857)
*	USD	398,499	PHP	22,460,000	12/22/05	(1,684)
						(165,849)
	Net Unrealized Appreciation (Depreciation)					$46,936

* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

ARS - Argentine Peso	IDR - Indonesian Rupiah	PLN - Polish Zloty
AUD - Australian Dollar	ILS - Israeli Shekel	RUB - Russian Ruble
BRL - Brazilian Real	INR - Indian Rupee	SEK - Swedish Krona
CAD - Canadian Dollar	ISK- Iceland Krona	SGD - Singapore Dollar
CHF - Swiss Franc	JPY - Japanese Yen	SKK - Slovakian Koruna
CLP - Chilean Peso	KRW - South Korean Won	THB - Thailand Baht
COP - Colombian Peso	MXN - Mexican Peso	TRY - Turkish Lira
CZK - Czech Koruna	MYR - Malaysian Ringgit	TWD - Taiwan Dollar
EUR - Euro	NOK - Norwegian Krone	UAH- Ukraine Hryvna
GBP - Pound Sterling	NZD - New Zealand Dollar	USD - United States Dollar
HUF - Hungarian Forint	PEN- Peruvian Nouveau Sol	UYU - Uruguay Peso
	PHP - Philippine Peso	ZAR - South African Rand

See Notes to Portfolio of Investments

SEASONS SERIES TRUST
MULTI-MANAGED
INCOME/EQUITY PORTFOLIO

Investment Portfolio — June 30, 2005

(unaudited)

Common Stock — 31.0%	Shares/ Principal Amount (8)	Value (Note 1)

CONSUMER DISCRETIONARY — 3.4%

Apparel & Textiles — 1.1%
Coach, Inc. †	5,100	$171,207
Nike, Inc., Class B	29,935	2,592,371

Automotive — 0.7%
Advanced Auto Parts, Inc.†	24,685	1,593,417

Housing & Household Durables — 0.1%
Pulte Homes, Inc.	2,500	210,625

Retail — 1.5%
Federated Department Stores, Inc.	4,100	300,448
Home Depot, Inc.	7,300	283,970
J.C. Penney Co., Inc.	10,500	552,090
Kohl’s Corp.†	10,855	606,903
Lowe’s Cos., Inc.	12,020	699,804
Staples, Inc.	10,675	227,591
Urban Outfitters, Inc.†	2,100	119,049
Wal-Mart Stores, Inc.	8,100	390,420
Walgreen Co.	4,100	188,559
Williams-Sonoma, Inc.†	5,200	205,764
		8,142,218

CONSUMER STAPLES — 0.8%

Food, Beverage & Tobacco — 0.5%
Altria Group, Inc.	4,700	303,902
Coca-Cola Co.	7,900	329,825
Diageo, PLC Sponsored ADR	4,700	278,710
PepsiCo, Inc.	6,200	334,366

Household & Personal Products — 0.3%
Kimberly-Clark Corp.	5,300	331,727
Procter & Gamble Co.	8,100	427,275
		2,005,805

ENERGY — 2.1%

Energy Services — 0.7%
BJ Services Co.	11,405	598,534
Southern Co.	7,100	246,157
Suncor Energy, Inc.	19,165	906,888

Energy Sources — 1.4%
ChevronTexaco Corp.	13,200	738,144
ConocoPhillips	7,100	408,179
Exxon Mobil Corp.	14,900	856,303
Marathon Oil Corp.	5,300	282,861
Murphy Oil Corp.	14,970	781,883
Transocean, Inc.†	5,400	291,438
		5,110,387

FINANCE — 7.7%

Banks — 2.3%
Bank of America Corp.	63,030	2,874,798
North Fork Bancorp., Inc.	7,400	207,866

U.S. Bancorp	10,000	292,000
Wachovia Corp.	5,000	248,000
Wells Fargo & Co.	30,425	1,873,572

Financial Services — 2.3%
American Express Co.	23,425	1,246,913
Capital One Financial Corp.	9,800	784,098
Citigroup, Inc.	15,933	736,583
Fannie Mae	3,100	181,040
Goldman Sachs Group, Inc.	11,725	1,196,184
J.P. Morgan Chase & Co.	10,900	384,988
Merrill Lynch & Co., Inc.	10,800	594,108
Morgan Stanley	4,750	249,232
SLM Corp.	3,520	178,816

Insurance — 3.1%
Aetna, Inc.	41,165	3,409,286
Allstate Corp.	36,815	2,199,696
Berkshire Hathaway, Inc., Class B†	580	1,614,430
Chubb Corp.	3,500	299,635
		18,571,245

HEALTHCARE — 5.7%

Drugs — 2.7%
Abbott Laboratories	6,400	313,664
Amgen, Inc.†	6,500	392,990
Genentech, Inc.†	50,350	4,042,098
Genzyme Corp.†	5,200	312,468
Gilead Sciences, Inc.†	4,000	175,960
Invitrogen Corp.†	7,882	656,492
Pfizer, Inc.	11,862	327,154
Schering-Plough Corp.	16,600	316,396
Wyeth	2,700	120,150

Health Services — 2.4%
Pacificare Health Systems, Inc.†	3,100	221,495
UnitedHealth Group, Inc.	98,970	5,160,296
Wellpoint, Inc.†	5,500	383,020

Medical Products — 0.6%
Becton Dickinson & Co.	3,400	178,398
Johnson & Johnson	13,200	858,000
Medtronic, Inc.	5,700	295,203
		13,753,784

INDUSTRIAL & COMMERCIAL — 2.3%

Aerospace & Military Technology — 1.1%
Alliant Techsystems, Inc.†	3,000	211,800
General Dynamics Corp.	2,700	295,758
Lockheed Martin Corp.	23,910	1,551,042
United Technologies Corp.	11,300	580,255

Electrical Equipment — 0.1%
Ametek, Inc.	6,200	259,470

Machinery — 0.2%
Dover Corp.	12,800	465,664

Multi-Industry — 0.9%
Danaher Corp.	6,200	324,508
General Electric Co.	34,300	1,188,495
ITT Industries, Inc.	2,242	218,886
Tyco International, Ltd.	16,500	481,800
		5,577,678

INFORMATION & ENTERTAINMENT — 1.1%

Broadcasting & Media — 0.5%
News Corp., Class A	50,600	818,708
Time Warner, Inc.†	23,634	394,924

Leisure & Tourism — 0.6%
Carnival Corp.(9)	8,000	436,400
Harrah’s Entertainment, Inc.	3,500	252,245
Hilton Hotels Corp.	11,400	271,890
Royal Caribbean Cruises, Ltd.	10,200	493,272
		2,667,439

INFORMATION TECHNOLOGY — 7.3%

Communication Equipment — 0.1%
QUALCOMM, Inc.	6,200	204,662

Computer Services — 0.1%
Symantec Corp.†	16,600	360,884

Computer Software — 1.4%
Electronic Arts, Inc.†	40,970	2,319,312
Microsoft Corp.	28,000	695,520
Oracle Corp.†	20,700	273,240

Computers & Business Equipment — 1.8%
Apple Computer, Inc.†	85,400	3,143,574
Dell, Inc.†	10,300	406,953
EMC Corp.†	17,600	241,296
International Business Machines Corp.	7,126	528,749

Electronics — 1.6%
Agilent Technologies, Inc.†	8,900	204,878
Analog Devices, Inc.	5,100	190,281
Applied Materials, Inc.†	14,800	239,464
Energizer Holdings, Inc.†	17,335	1,077,717
Intel Corp.	24,700	643,682
L-3 Communications Holdings, Inc.	3,100	237,398
Lam Research Corp.†	8,300	240,202
National Semiconductor Corp.	10,400	229,112
Texas Instruments, Inc.	26,140	733,750

Internet Content — 1.6%
eBay, Inc.†	54,140	1,787,161
Yahoo!, Inc.†	62,880	2,178,792

Telecommunications — 0.7%
BellSouth Corp.	9,200	244,444
Cisco Systems, Inc.†	17,500	334,425
Corning, Inc.†	12,400	206,088
Motorola, Inc.	15,300	279,378
Nokia Oyj Sponsored ADR†	12,400	206,336
Verizon Communications, Inc.	13,000	449,150
		17,656,448

MATERIALS — 0.2%

Chemicals — 0.2%
du Pont (E.I.) de Nemours and Co.	5,900	253,759
Praxair, Inc.	4,400	205,040
		458,799

UTILITIES — 0.4%

Electric Utilities — 0.4%
AES Corp.†	29,075	476,249
Exelon Corp.	5,300	272,049
FPL Group, Inc.	6,500	273,390
		1,021,688

TOTAL COMMON STOCK (cost $60,178,410)		74,965,491

Preferred Stock — 0.1%

FINANCE — 0.1%

Financial Services — 0.1%
General Electric Capital Corp. 4.50% due 01/28/35(11)	5,000	125,250
Merrill Lynch & Co., Inc. 3.97%(1)	4,002	94,647

TOTAL PREFERRED STOCK (cost $223,800)		219,897

Asset-Backed Securities — 9.0%

FINANCE — 9.0%

Financial Services — 9.0%
Aesop Funding II, LLC, Series 2003-3A A3 3.72% due 07/20/09*	$440,000	433,076
Asset Securitization Corp., Series 1997-D5 A1C 6.75% due 02/14/43(2)	80,000	84,512
Bank of America Mtg. Securities, Inc., Series 2004-J 2A1 4.82% due 11/25/34(1)(3)	336,471	338,052
Bank of America Mtg. Securities, Inc., Series 2005-A 2A2 4.48% due 02/25/35(1)(3)	1,187,002	1,180,048
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6 A6 4.83% due 11/11/41(2)	1,000,000	1,020,293
Capital One Auto Finance Trust, Series 2003-B A4 3.18% due 09/15/10	885,000	874,152
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% due 07/15/11	475,000	470,573
Capital One Prime Auto Receivable Trust, Series 2003-2 A4 2.88% due 06/15/10	885,000	871,413
Citibank Credit Card Issuance Trust, Series 2003-A6 2.90% due 05/17/10	885,000	858,034
Citibank Credit Card Issuance Trust, Series 2004-A4 3.20% due 08/24/09	210,000	206,522
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1C 7.24% due 06/20/29(2)	83,707	86,921
DLJ Mtg. Acceptance Corp., Series 1997-CF2 A1B 6.82% due 10/15/30*(2)	238,638	249,256
Fleet Credit Card Master Trust II, Series 2003-A A 2.40% due 07/15/08	885,000	878,300
Greenwich Capital Commercial Funding Corp., Series 2005 GG3 A4 4.80% due 08/10/42(2)(5)	1,000,000	1,017,080
GSR Mtg. Loan Trust, Series 2005-AR2 1A2 1.00% due 07/25/05(3)(5)	866,006	881,014
Harley-Davidson Motorcycle Trust, Series 2004-3 A2 3.20% due 05/15/12	320,000	315,146
Hertz Vehicle Financing, LLC, Series 2004-1A A3 2.85% due 05/25/09*	850,000	822,158
Household Automotive Trust, Series 2003-2 A4 3.02% due 12/17/10	200,000	196,667
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX A3 4.18% due 01/12/37(2)	700,000	696,403
Merrill Lynch Mtg. Investors, Inc., Series 1997-C2 A2 6.54% due 12/10/29(2)	141,550	147,949
Merrill Lynch Mtg. Investors, Inc., Series 2005-A2 A2 4.50% due 07/25/05(3)(5)	1,008,474	1,003,946
Morgan Stanley Capital I, Series 2005-T17 A5 4.78% due 12/13/41(2)	1,335,000	1,356,000
Morgan Stanley Dean Witter Capital I, Series 2001-TOP1 A4 6.66% due 02/15/33(2)	434,400	479,992
Morgan Stanley Dean Witter Capital I, Series 2001-TOP51 A4 6.39% due 10/15/35(2)	200,000	221,035
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% due 07/15/09	585,000	570,605
Nomura Asset Securities Corp., Series 1998-D6 A1C 6.69% due 03/15/30(2)	500,000	563,808
Peco Energy Transition Trust, Series 2001-A A1 6.52% due 12/31/10	210,000	231,758
PP&L Transition Bond Co., LLC, Series 1999-1 A7 7.05% due 06/25/09	218,000	226,603
Providian Gateway Owner Trust, Series 2004-DA A 3.35% due 09/15/11*	350,000	344,488
Residential Funding Mtg. Securities II, Inc., Series 2004-HI1 A3 3.05% due 07/25/16	468,000	460,694
USAA Auto Owner Trust, Series 2004-1 A4 2.67% due 10/15/10	885,000	864,414
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB A2 4.58% due 01/25/35(1)(3)	1,131,794	1,126,280
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2 2A2 4.57% due 03/25/35(1)(3)	913,120	926,918
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR4 2A2 4.54% due 07/25/05(3)(5)	844,563	839,285
WFS Financial Owner Trust, Series 2004-2 A4 3.54% due 11/21/11	960,000	952,408
TOTAL ASSET-BACKED SECURITIES (cost $21,885,746)		21,795,803

Bonds & Notes — 51.0%

CONSUMER DISCRETIONARY — 1.0%

Automotive — 0.4%
Affinia Group, Inc. 9.00% due 11/30/14	5,000	4,200
Arvinmeritor, Inc. 8.75% due 03/01/12	15,000	15,638
DaimlerChrysler NA Holding Corp. 4.88% due 06/15/10	35,000	34,839
DaimlerChrysler NA Holding Corp. 8.50% due 01/18/31	450,000	570,106
Dana Corp. 5.85% due 01/15/15	15,000	13,200
Dana Corp. 7.00% due 03/01/29	15,000	13,104
Ford Motor Co. 6.38% due 02/01/29	38,000	29,299
Ford Motor Co. 7.45% due 07/16/31	360,000	300,534
General Motors Corp. 8.38% due 07/15/33	310,000	258,850
Lazy Days RV Center, Inc. 11.75% due 05/15/12	20,000	20,850
TRW Automotive, Inc. 11.00% due 02/15/13	10,000	11,500
Visteon Corp. 7.00% due 03/10/14	15,000	12,375

Housing & Household Durables — 0.4%
American Standard, Inc. 5.50% due 04/01/15*	40,000	41,212
Beazer Homes USA, Inc. 8.63% due 05/15/11	20,000	21,200
Centex Corp. 7.50% due 01/15/12	90,000	102,088
Centex Corp. 7.88% due 02/01/11	290,000	331,539
D.R. Horton, Inc. 5.63% due 09/15/14	15,000	14,978
D.R. Horton, Inc. 9.75% due 09/15/10	5,000	5,854
KB Home 6.25% due 06/15/15	10,000	10,167
Lennar Corp. 7.63% due 03/01/09	230,000	253,763
Pulte Homes, Inc. 8.13% due 03/01/11	185,000	215,054

Retail — 0.2%
Adesa, Inc. 7.63% due 06/15/12	15,000	15,225
Movie Gallery, Inc. 11.00% due 05/01/12	10,000	10,500
Pathmark Stores, Inc. 8.75% due 02/01/12	15,000	14,719
Rite Aid Corp. 8.13% due 05/01/10	25,000	25,750
Staples, Inc. 7.38% due 10/01/12	165,000	190,744
Wal-Mart Stores, Inc. 4.00% due 01/15/10	60,000	59,616
		2,596,904

CONSUMER STAPLES — 0.6%

Food, Beverage & Tobacco — 0.6%
Albertsons, Inc. 8.00% due 05/01/31	40,000	48,494
Alliance One International, Inc. 11.00% due 05/15/12	15,000	15,450
Altria Group, Inc. 7.00% due 11/04/13	380,000	425,258
American Stores Co. 7.90% due 05/01/17	22,000	25,198
Coca-Cola Enterprises, Inc. 8.50% due 02/01/22	62,000	84,789
ConAgra Foods, Inc. 6.75% due 09/15/11	260,000	287,728
Delhaize America, Inc. 9.00% due 04/15/31	10,000	12,485
Diageo Capital, PLC 4.38% due 05/03/10	65,000	65,337
Great Atlantic & Pacific Tea Co., Inc. 9.13% due 12/15/11	15,000	15,788
Philip Morris Cos., Inc. 6.38% due 02/01/06	140,000	141,672
Revlon Consumer Products Corp. 8.63% due 02/01/08	10,000	9,475
RJ Reynolds Tobacco Holdings, Inc. 7.30% due 07/15/15*	15,000	15,000
Tyson Foods, Inc. 8.25% due 10/01/11	270,000	320,211

Household & Personal Products — 0.0%
JohnsonDiversey, Inc., Series B 9.63% due 05/15/12	5,000	5,075
		1,471,960

EDUCATION — 0.1%

Education — 0.1%
Massachusetts Institute of Technology 7.25% due 11/02/96	170,000	244,684

ENERGY — 1.6%

Energy Services — 0.7%
Amerada Hess Corp. 7.30% due 08/15/31	10,000	12,066
Consolidated Natural Gas Co., Series B 5.38% due 11/01/06	63,000	63,965
Enterprise Products Operating LP 4.00% due 10/15/07	39,000	38,610
Enterprise Products Operating LP 4.95% due 06/01/10	41,000	41,193
Enterprise Products Operating LP, Series B 4.63% due 10/15/09	320,000	318,570
Enterprise Products Operating LP, Series B 6.65% due 10/15/34	135,000	148,212
Hanover Compressor Co. 9.00% due 06/01/14	35,000	37,275
Keyspan Corp. 4.90% due 05/16/08	162,000	164,829
Motiva Enterprises, LLC 5.20% due 09/15/12*	265,000	273,217
PacifiCorp, Series MBIA 6.38% due 05/15/08	250,000	264,641
Petroleum Geo-Services 10.00% due 11/05/10	10,000	11,200
Premcor Refining Group, Inc. 6.13% due 05/01/11	200,000	211,000
Premcor Refining Group, Inc. 6.75% due 05/01/14	10,000	10,775
Seitel, Inc. 11.75% due 07/15/11	35,000	38,325
Valero Energy Corp. 7.50% due 04/15/32	38,000	46,904

Energy Sources — 0.9%
Alliant Energy Resources, Inc. 9.75% due 01/15/13	410,000	534,296
Amerada Hess Corp. 7.88% due 10/01/29	390,000	492,766
Chesapeake Energy Corp. 7.75% due 01/15/15	20,000	21,600
ConocoPhillips 7.00% due 03/30/29	118,000	148,073
Delta Petroleum Corp. 7.00% due 04/01/15	10,000	9,400
Devon Energy Corp. 2.75% due 08/01/06	67,000	65,837
El Paso Production Holding Co. 7.75% due 06/01/13	120,000	128,100
Encore Acquisition Co. 6.00% due 07/15/15	14,000	13,742
Encore Acquisition Co. 6.25% due 04/15/14	11,000	11,138
Forest Oil Corp. 8.00% due 12/15/11	10,000	11,025
Massey Energy Co. 6.63% due 11/15/10	15,000	15,450
Newfield Exploration Co. 6.63% due 09/01/14	10,000	10,475
Peabody Energy Corp., Series B 6.88% due 03/15/13	10,000	10,600
Pemex Project Funding Master Trust 8.63% due 02/01/22	375,000	462,188
Pioneer Natural Resource 5.88% due 07/15/16	35,000	35,296
Pride International, Inc. 7.38% due 07/15/14	10,000	10,975
Sempra Energy 4.62% due 05/17/07	66,000	66,312
Whiting Petroleum Corp. 7.25% due 05/01/13	15,000	15,300
		3,743,355

FINANCE — 10.8%

Banks — 1.9%
American Express Centurion Bank 3.40% due 11/16/09(1)	51,000	50,936
Bank of America Corp. 7.40% due 01/15/11	1,090,000	1,247,482
BankBoston Capital Trust IV 3.97% due 06/08/28(1)	73,000	70,344
BB&T Corp. 4.75% due 10/01/12	365,000	369,482
BB&T Corp. 4.90% due 06/30/17	24,000	24,062
BNP Paribas SA 5.19% due 12/29/05	21,000	21,231
Credit Suisse First Boston 6.50% due 05/01/08*	51,000	53,872
First Maryland Capital II 4.06% due 02/01/27(1)	64,000	62,491
Huntington National Bank 4.65% due 06/30/09	340,000	343,815
J.P. Morgan Chase Bank NA 6.13% due 11/01/08	58,000	61,395
Key Bank NA 7.00% due 02/01/11	29,000	32,602
Marshall & Ilsley Bank 4.85% due 06/16/15	60,000	60,678
MBNA America Bank NA 5.38% due 01/15/08	570,000	585,880
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*	430,000	452,295
National City Bank 3.38% due 10/15/07	85,000	84,096
NCNB Corp. 9.38% due 09/15/09	68,000	80,990
Popular North America, Inc. 4.25% due 04/01/08	100,000	100,008
Sovereign Bank 4.00% due 02/01/08	85,000	84,243
Suntrust Bank 5.40% due 04/01/20	67,000	69,567
U.S. Bancorp 7.50% due 06/01/26	210,000	275,325
U.S. Bank NA 3.90% due 08/15/08	14,000	13,920

Washington Mutual Bank FA 5.50% due 01/15/13	78,000	81,682
Wells Fargo & Co. 3.51% due 09/15/09(1)	33,000	33,014
Wells Fargo & Co. 6.38% due 08/01/11	300,000	331,718

Financial Services — 5.9%
Alamosa Delaware, Inc. 11.00% due 07/31/10	10,000	11,213
Arch Western Finance, LLC 6.75% due 07/01/13	20,000	20,650
Athena Neurosciences Finance, LLC 7.25% due 02/21/08	10,000	9,300
Boeing Capital Corp. 6.50% due 02/15/12	360,000	402,694
Bowater Canada Finance Corp. 7.95% due 11/15/11	30,000	31,763
CanWest Media, Inc. 8.00% due 09/15/12	10,000	10,525
Capital One Financial Corp. 7.13% due 08/01/08	60,000	64,413
Caterpillar Financial Services Corp. 4.30% due 06/01/10	60,000	60,079
Caterpillar Financial Services Corp. 4.70% due 03/15/12	67,000	68,231
Citigroup, Inc. 5.00% due 09/15/14	1,235,000	1,263,338
Citigroup, Inc. 5.85% due 12/11/34	81,000	89,541
Consolidated Communications Illinois/Texas Holdings, Inc. 9.75% due 04/01/12*	180,000	188,550
Countrywide Home Loans, Inc., Series MTNJ 5.50% due 08/01/06	127,000	128,908
Coventry Health Care, Inc. 6.13% due 01/15/15	66,000	67,155
Duke Capital, LLC 5.67% due 08/15/14	325,000	337,636
ERAC USA Finance Co. 5.60% due 05/01/15	300,000	309,994
ERAC USA Finance Co. 8.00% due 01/15/11*	130,000	150,530
Farmers Exchange Capital 7.05% due 07/15/28*	580,000	627,215
Ford Motor Credit Co. 4.95% due 01/15/08	85,000	81,084
Ford Motor Credit Co. 5.70% due 01/15/10	188,000	173,400
Ford Motor Credit Co. 6.63% due 06/16/08	76,000	75,061
Ford Motor Credit Co. 7.00% due 10/01/13	25,000	23,987
Fosters Financial Corp. 5.88% due 06/15/35	40,000	40,201
Funding Aesop II, LLC 3.95% due 04/20/08	725,000	722,105
General Electric Capital Corp., Series MTN 2.80% due 01/15/07	87,000	85,473
General Electric Capital Corp., Series MTNA 5.38% due 03/15/07	85,000	86,842
General Electric Capital Corp., Series MTNA 6.00% due 06/15/12	600,000	654,371
General Motors Acceptance Corp. 6.75% due 12/01/14	21,000	18,788
General Motors Acceptance Corp. 6.88% due 08/28/12	230,000	210,546
General Motors Acceptance Corp. 7.00% due 02/01/12	103,000	94,948
General Motors Acceptance Corp. 8.00% due 11/01/31	87,000	77,634
Glencore Funding, LLC 6.00% due 04/15/14*	32,000	30,685
Goldman Sachs Group, Inc. 4.50% due 06/15/10	60,000	60,194
Goldman Sachs Group, Inc. 6.60% due 01/15/12	500,000	555,707
Household Finance Corp. 6.38% due 10/15/11	865,000	945,737
HSBC Finance Corp. 5.00% due 06/30/15	60,000	60,468
IAAI Finance, Inc. 11.00% due 04/01/13	10,000	10,296
International Finance Corp. 4.00% due 06/15/10	65,000	65,196
J.P. Morgan Chase & Co. 5.13% due 09/15/14	1,495,000	1,529,312
J.P. Morgan Chase & Co. 6.63% due 03/15/12	78,000	86,834
J.P. Morgan Chase & Co. 6.75% due 02/01/11	210,000	232,239
John Deere Capital Corp. 3.88% due 03/07/07	152,000	151,455
MDP Acquisitions, PLC 9.63% due 10/01/12	10,000	10,000
Morgan Stanley 4.00% due 01/15/10	5,000	4,926
Morgan Stanley 4.75% due 04/01/14	1,180,000	1,162,499
Morgan Stanley 6.75% due 04/15/11	300,000	332,171
Overseas Private Investment Corp., Series 96-A 6.99% due 01/15/09	180,833	188,616
PNC Funding Corp. 5.75% due 08/01/06	80,000	81,198
Pricoa Global Funding I 4.63% due 06/25/12	30,000	30,205
Private Export Funding Corp. 6.62% due 10/01/05	160,000	161,226
Prudential Financial, Inc., Series MTNB 5.10% due 09/20/14	390,000	401,421
PX Escrow Corp. 9.63% due 02/01/06(6)	25,000	24,250
Rabobank Capital Fund II 5.26% due 12/31/13	112,000	115,220
Refco Finance Holdings, LLC 9.00% due 08/01/12	5,000	5,300
Residential Capital Corp. 6.38% due 06/30/10	30,000	30,144
Salomon Smith Barney Holdings, Inc. 5.88% due 03/15/06	92,000	93,254
SB Treasury Co., LLC 9.40% due 06/30/08*(5)	330,000	369,893
Sprint Capital Corp. 6.90% due 05/01/19	32,000	36,649
TIAA Global Markets, Inc. 4.13% due 11/15/07*	69,000	68,974
Transamerica Finance Corp. 6.40% due 09/15/08	33,000	35,766
Verizon Global Funding Corp. 7.75% due 12/01/30	97,000	125,251
Wachovia Bank NA 4.88% due 02/01/15	1,040,000	1,058,203

Insurance — 3.0%
AAG Holding Co., Inc. 6.88% due 06/01/08	160,000	167,166
ACE Capital Trust II 9.70% due 04/01/30	380,000	524,435
ACE INA Holdings, Inc. 8.30% due 08/15/06	130,000	135,726
Allstate Corp. 5.55% due 05/09/35	80,000	82,783
Allstate Corp. 7.20% due 12/01/09	78,000	87,092
Allstate Financing II 7.83% due 12/01/45	49,000	52,783
American Financial Group, Inc. 7.13% due 04/15/09	250,000	272,489
Americo Life, Inc. 7.88% due 05/01/13*	44,000	47,059
Assurant, Inc. 6.75% due 02/15/34	38,000	43,418
Equitable Cos., Inc. 7.00% due 04/01/28	130,000	158,447
Everest Reinsurance Group, Ltd. 5.40% due 10/15/14	80,000	82,163
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10	275,000	322,593
Fidelity National Financial, Inc. 7.30% due 08/15/11	109,000	115,820
Florida Windstorm Underwriting Assoc. 7.13% due 02/25/19*	340,000	410,675
Jackson National Life Insurance Co. 8.15% due 03/15/27*	44,000	57,856
Liberty Mutual Group, Inc. 5.75% due 03/15/14	190,000	191,273
Liberty Mutual Insurance Co. 7.70% due 10/15/97*	290,000	320,147
Marsh & McLennan Cos., Inc. 3.63% due 02/15/08	80,000	78,029
Marsh & McLennan Cos., Inc. 5.38% due 07/15/14	570,000	567,776
Marsh & McLennan Cos., Inc. 6.25% due 03/15/12	80,000	84,437
MetLife, Inc. 5.70% due 06/15/35	600,000	618,525
MIC Financing Trust I Pass Through 8.38% due 02/01/27*	29,000	30,393
MONY Group, Inc. 7.45% due 12/15/05	180,000	182,581
Ohio Casualty Corp. 7.30% due 06/15/14	66,000	72,587
Protective Life Secured Trust, Series MTN 4.00% due 04/01/11	350,000	344,247
ReliaStar Financial Corp. 8.00% due 10/30/06	210,000	219,860
St Paul Travelers Cos., Inc. 5.75% due 03/15/07	250,000	255,481
Torchmark Corp. 6.25% due 12/15/06	170,000	174,946
Travelers Property Casualty Corp. 6.38% due 03/15/33	310,000	338,120
Unitrin, Inc. 4.88% due 11/01/10	265,000	264,332
W.R. Berkley Capital Trust 8.20% due 12/15/45	330,000	342,625
W.R. Berkley Corp. 5.60% due 05/15/15	90,000	91,655
Willis Group North America, Inc. 5.63% due 07/15/15	165,000	166,061
XL Capital, Ltd. 5.25% due 09/15/14	305,000	309,371
		26,053,543

HEALTHCARE — 0.8%

Drugs — 0.3%
Merck & Co., Inc. 2.50% due 03/30/07	51,000	49,713
Pfizer, Inc. 2.50% due 03/15/07	92,000	89,884
Wyeth 6.95% due 03/15/11	490,000	547,610

Health Services — 0.5%
Community Health Systems, Inc. 6.50% due 12/15/12*	40,000	40,700
Davita, Inc. 7.25% due 03/15/15	10,000	10,275
HCA, Inc. 5.50% due 12/01/09	15,000	15,044
HCA, Inc. 6.38% due 01/15/15	25,000	25,940
HCA, Inc. 6.95% due 05/01/12	15,000	15,938
HEALTHSOUTH Corp. 8.38% due 10/01/11	35,000	34,738
Humana, Inc. 7.25% due 08/01/06	410,000	421,243
NDC Health Corp. 10.50% due 12/01/12	25,000	26,563
Pharma Services Intermediate Holding Corp. 11.50% due 04/01/14	20,000	14,450
Psychiatric Solutions, Inc. 7.75% due 07/15/15	45,000	45,000
Radiologix, Inc., Series B 10.50% due 12/15/08	15,000	15,750
Tenet Healthcare Corp. 6.50% due 06/01/12	60,000	57,000
Triad Hospitals, Inc. 7.00% due 05/15/12	20,000	20,850
UnitedHealth Group, Inc. 7.50% due 11/15/05(13)	330,000	333,730
Universal Hospital Services, Inc. 10.13% due 11/01/11	25,000	25,250

Medical Products — 0.0%
Biovail Corp. 7.88% due 04/01/10	25,000	25,563
CDRV Investors, Inc. 9.63% due 01/01/15	45,000	22,050
Fisher Scientific International, Inc. 6.75% due 08/15/14	5,000	5,225
MEDIQ/PRN Life Support Services 11.00% due 06/01/08†(4)(12)	25,000	0
		1,842,516

INDUSTRIAL & COMMERCIAL — 0.9%

Aerospace & Military Technology — 0.2%
Goodrich Corp. 7.50% due 04/15/08	160,000	172,285
Raytheon Co. 6.40% due 12/15/18	85,000	96,557
Raytheon Co. 6.75% due 08/15/07	96,000	100,711
Sequa Corp. 9.00% due 08/01/09	5,000	5,513

Business Services — 0.4%
Affinity Group, Inc. 9.00% due 02/15/12	25,000	25,312
Allied Waste North America, Inc. 6.38% due 04/15/11	30,000	28,800
Hertz Corp. 4.70% due 10/02/06	12,000	11,752
Hertz Corp. 6.90% due 08/15/14	52,000	48,343
Hertz Corp. 7.63% due 06/01/12	22,000	21,616
Hutchison Whampoa International, Ltd. 5.45% due 11/24/10*	500,000	515,560
Ingersoll Rand Co. 4.75% due 05/15/15	59,000	59,554
PHH Corp. 6.00% due 03/01/08	85,000	87,617
Rent-Way, Inc. 11.88% due 06/15/10	27,000	30,240
Service Corp. International 6.75% due 04/01/16	30,000	30,675
United Rentals North America, Inc. 6.50% due 02/15/12	20,000	19,675
Xerox Corp. 7.20% due 04/01/16	15,000	16,200
Xerox Corp. 9.75% due 01/15/09	15,000	17,044

Machinery — 0.0%
Blount, Inc. 8.88% due 08/01/12	15,000	16,050
Case New Holland, Inc. 9.25% due 08/01/11	30,000	31,500
Numatics, Inc., Series B 9.63% due 04/01/08	15,000	15,038

Multi-Industry — 0.1%
Polypore, Inc. 8.75% due 05/15/12	20,000	18,700
SCG Holdings Corp. zero coupon due 08/04/11*	20,000	30,000
Tyco International Group SA Participation Certificate Trust 4.44% due 06/15/07*	69,000	69,137

Transportation — 0.2%
Burlington Northern Santa Fe Corp. 7.29% due 06/01/36	38,000	49,400
Burlington Northern Santa Fe Corp. 8.13% due 04/15/20	61,000	80,662
Dominion Resources, Inc. 5.95% due 06/15/35	40,000	41,433
FedEx Corp., Series 981A Pass Through 6.72% due 01/15/22	158,850	181,299
Greenbrier Cos, Inc. 8.38% due 05/15/15	10,000	10,175
Hawk Corp. 8.75% due 11/01/14	10,000	10,150
Navistar International Corp. 6.25% due 03/01/12	14,000	13,510
Norfolk Southern Corp. 5.59% due 05/17/25	64,000	66,517
Ryder System, Inc. 4.63% due 04/01/10	66,000	65,979
Yellow Roadway Corp. 4.67% due 05/15/08*	72,000	71,962
		2,058,966

INFORMATION & ENTERTAINMENT — 3.5%

Broadcasting & Media — 2.1%
AOL Time Warner, Inc. 6.88% due 05/01/12	270,000	304,674
AOL Time Warner, Inc. 7.63% due 04/15/31	520,000	649,422
Cablevision Systems Corp. 8.00% due 04/15/12	20,000	19,600
CanWest Media, Inc. 10.63% due 05/15/11	10,000	10,913
Chancellor Media Corp. 8.00% due 11/01/08	290,000	311,799
Charter Communications Holdings, LLC 8.63% due 04/01/09	55,000	40,837
Charter Communications Holdings, LLC 11.13% due 01/15/11	100,000	74,750
Clear Channel Communications, Inc. 7.65% due 09/15/10	360,000	389,913
Comcast Cable Communications, Inc. 6.20% due 11/15/08	33,000	34,899
Comcast Cable Communications, Inc. 8.50% due 05/01/27	50,000	67,049
Comcast Corp. 5.65% due 06/15/35	180,000	179,245
Cox Communications, Inc. 5.45% due 12/15/14*	500,000	510,337
Cox Communications, Inc. 5.50% due 10/01/15	32,000	32,650
Cox Communications, Inc. 7.63% due 06/15/25	38,000	45,074

Cox Communications, Inc. 7.75% due 11/01/10	430,000	486,872
CSC Holdings, Inc. 7.63% due 07/15/18	20,000	19,300
CSC Holdings, Inc. 8.13% due 07/15/09	15,000	15,188
Dex Media East Finance Co. 12.13% due 11/15/12	15,000	17,963
Dex Media West Finance Co. 9.88% due 08/15/13	10,000	11,400
Dex Media, Inc. 9.00% due 11/15/13	25,000	20,125
Echostar DBS Corp. 6.38% due 10/01/11	35,000	34,694
Grupo Televisa SA 6.63% due 03/18/25	145,000	146,450
Liberty Media Corp. 4.91% due 09/15/05(1)	32,000	32,197
Liberty Media Corp. 5.70% due 05/15/13	10,000	9,301
Liberty Media Corp. 7.75% due 07/15/09	290,000	308,201
Liberty Media Corp. 7.88% due 07/15/09	40,000	42,687
Liberty Media Corp. 8.25% due 02/01/30	10,000	9,948
LodgeNet Entertainment Corp. 9.50% due 06/15/13	10,000	10,900
Mediacom Broadband, LLC 11.00% due 07/15/13	15,000	16,238
Mediacom, LLC 9.50% due 01/15/13	10,000	9,975
News America Holdings, Inc. 7.60% due 10/11/15	150,000	177,024
News America, Inc. 5.30% due 12/15/14	300,000	307,803
Paxson Communications Corp. 12.25% due 01/15/09(6)	75,000	70,125
Quebecor Media, Inc. 13.75% due 07/15/11(6)	45,000	45,281
Shaw Communications, Inc. 8.25% due 04/11/10	10,000	11,100
Sinclair Broadcast Group, Inc. 8.75% due 12/15/11	15,000	15,750
Time Warner Entertainment Co., LP 8.38% due 03/15/23	63,000	80,551
Turner Broadcasting, Inc. 8.38% due 07/01/13	160,000	196,214
USA Interactive 7.00% due 01/15/13	350,000	373,196
Young Broadcasting, Inc. 10.00% due 03/01/11	60,000	57,000

Entertainment Products — 0.2%
Corus Entertainment, Inc. 8.75% due 03/01/12	15,000	16,087
Walt Disney Co. 5.38% due 06/01/07	500,000	511,285

Leisure & Tourism — 1.2%
American Airlines, Inc., Series 01-1 Pass Through 6.82% due 05/23/11	295,000	280,901
American Airlines, Inc., Series 2003-1 Pass Through 3.86% due 01/09/12	71,533	70,198
Atlas Air, Inc., Series 1999-1 B Pass Through 7.63% due 01/02/15	167,983	140,530
Atlas Air, Inc., Series 2000-1 A Pass Through 8.71% due 01/02/19	40,235	41,830
Aztar Corp. 9.00% due 08/15/11	15,000	16,294
Continental Airlines, Inc., Series 98-3 Pass Through 6.32% due 11/01/08	400,000	400,673
Continental Airlines, Inc., Series 981A Pass Through 6.65% due 09/15/17	58,017	57,249
Delta Air Lines, Inc. 10.00% due 08/15/08	35,000	13,475
El Pollo Loco, Inc. 9.25% due 12/15/09	15,000	15,675
GTECH Holdings Corp. 4.50% due 12/01/09	325,000	320,652
GTECH Holdings Corp. 4.75% due 10/15/10	70,000	69,667
Harrah’s Operating Co., Inc. 5.50% due 07/01/10	190,000	196,088
Harrah’s Operating Co., Inc. 5.63% due 06/01/15	80,000	81,484
Harrah’s Operating Co., Inc. 8.00% due 02/01/11	400,000	458,657
Herbst Gaming, Inc. 7.00% due 11/15/14	15,000	15,113
Hilton Hotels Corp. 7.95% due 04/15/07	102,000	107,815
Mandalay Resort Group, Series B 10.25% due 08/01/07	10,000	11,000
MGM Mirage, Inc. 5.88% due 02/27/14	60,000	58,275
MGM Mirage, Inc. 6.00% due 10/01/09	25,000	25,125
MGM Mirage, Inc. 9.75% due 06/01/07	10,000	10,837
Mohegan Tribal Gaming Authority 6.13% due 02/15/13	15,000	15,150
Park Place Entertainment Corp. 7.00% due 04/15/13	30,000	33,300
Seneca Gaming Corp. 7.25% due 05/01/12	5,000	5,169
Six Flags, Inc. 4.50% due 05/15/15	15,000	14,681
Station Casinos, Inc. 6.00% due 04/01/12	10,000	10,150
Tricon Global Restaurants, Inc. 7.65% due 05/15/08	290,000	315,012
Virgin River Casino Corp. 9.00% due 01/15/12	15,000	15,637
Worldspan LP 9.52% due 02/15/11*	30,000	27,300
Wynn Las Vegas, LLC 6.63% due 12/01/14	20,000	19,450
		8,571,404

INFORMATION TECHNOLOGY — 1.6%

Computer Services — 0.0%
Activant Solutions, Inc. 9.09% due 07/01/05	15,000	15,525

Computers & Business Equipment — 0.0%
Ugs Corp. 10.00% due 06/01/12	10,000	11,100

Electronics — 0.0%
Amkor Technology, Inc. 9.25% due 02/15/08	15,000	14,400
Fisher Scientific International, Inc. 6.13% due 07/01/15	10,000	10,013
Sanmina-SCI Corp. 6.75% due 03/01/13	10,000	9,550
Sanmina-SCI Corp. 10.38% due 01/15/10	20,000	22,200

Telecommunications — 1.6%
American Cellular Corp., Series B 10.00% due 08/01/11	120,000	121,800
AT&T Broadband Corp. 8.38% due 03/15/13	480,000	585,288
AT&T Corp. 9.05% due 11/15/05	119,000	137,148
AT&T Corp. 9.75% due 11/15/31(5)	5,000	6,506
AT&T Wireless Services, Inc. 7.35% due 03/01/06	118,000	120,579
AT&T Wireless Services, Inc. 7.88% due 03/01/11	500,000	581,083
Bellsouth Telecommunications, Inc. 5.85% due 11/15/45	130,000	133,286
Centennial Communications Corp. 8.13% due 02/01/14	40,000	42,600
Citizens Communications Co. 9.25% due 05/15/11	20,000	22,325
Continental Cablevision, Inc. 9.50% due 08/01/13	100,000	105,152
Corning, Inc. 5.90% due 03/15/14	31,000	31,858
Dobson Cellular Systems, Inc. 8.38% due 11/01/11	10,000	10,500
Emmis Communications Corp. 9.31% due 09/15/05	15,000	15,262
GCI, Inc. 7.25% due 02/15/14	30,000	28,800
GTE Corp. 6.94% due 04/15/28	105,000	121,346
Insight Midwest LP/Insight Capital, Inc. 9.75% due 10/01/09	15,000	15,544
Insight Midwest LP/Insight Capital, Inc. 10.50% due 11/01/10	20,000	21,200
Intelsat, Ltd. 7.63% due 04/15/12	15,000	13,200
Intelsat, Ltd. 8.63% due 01/15/15	15,000	15,825
LCI International, Inc. 7.25% due 06/15/07	215,000	208,550
Nextel Communications, Inc. 5.95% due 03/15/14	25,000	25,969
Nextel Partners, Inc. 8.13% due 07/01/11	20,000	21,700
Qwest Communications International, Inc. 7.75% due 02/15/11	45,000	43,537
Rogers Wireless, Inc. 9.63% due 05/01/11	25,000	29,344
SBC Communications, Inc. 5.10% due 09/15/14	565,000	577,691
Sprint Capital Corp. 6.13% due 11/15/08	175,000	184,362
Sprint Capital Corp. 6.88% due 11/15/28	257,000	295,006
Sprint Capital Corp. 7.63% due 01/30/11	190,000	216,995
Telecommunications Techniques Co., LLC 9.75% due 05/15/08†(4)(7)	25,000	0
Triton PCS, Inc. 8.50% due 06/01/13	25,000	23,062
Ubiquitel Operating Co. 9.88% due 03/01/11	5,000	5,488
United States West Communications, Inc. 6.88% due 09/15/33	10,000	8,662
		3,852,456

MATERIALS — 1.5%

Chemicals — 0.5%
BCI US Finance Corp. 8.78% due 07/15/10*(1)	75,000	74,813
Dow Chemical Co. 7.38% due 03/01/23	72,000	89,748
du Pont (E.I.) de Nemours & Co. 4.13% due 04/30/10	14,000	14,008
Equistar Chemicals, LP/Equistar Funding Corp. 10.63% due 05/01/11	15,000	16,556
Ferro Corp. 9.13% due 01/01/09	320,000	352,912
IMC Global, Inc. 7.30% due 01/15/28	10,000	9,650
Lubrizol Corp. 4.63% due 10/01/09	295,000	295,037
Lubrizol Corp. 5.88% due 12/01/08	35,000	36,459
Lubrizol Corp. 6.50% due 10/01/34	240,000	264,944
Millennium America, Inc. 9.25% due 06/15/08	10,000	10,825
Nalco Co. 8.88% due 11/15/13	15,000	16,088
Packaging Corp. of America 5.75% due 08/01/13	31,000	30,998
Rohm & Haas Co. 7.85% due 07/15/29	52,000	70,868

Forest Products — 0.6%
Georgia-Pacific Corp. 8.00% due 01/15/14	30,000	33,037
Georgia-Pacific Corp. 8.88% due 02/01/10	25,000	28,375
Longview Fibre Co. 10.00% due 01/15/09	5,000	5,325
Neenah Paper, Inc. 7.38% due 11/15/14	10,000	9,700
Pliant Corp. 11.13% due 09/01/09	25,000	24,375
Stone Container Corp. 8.38% due 07/01/12	35,000	35,350
Temple-Inland, Inc. 7.88% due 05/01/12	370,000	426,197
Weyerhaeuser Co. 6.13% due 03/15/07	34,000	34,957
Weyerhaeuser Co. 6.75% due 03/15/12	230,000	253,055
Weyerhaeuser Co. 6.88% due 12/15/33	51,000	56,791
Weyerhaeuser Co. 7.38% due 03/15/32	430,000	507,045

Metals & Minerals — 0.3%
Alcan Aluminum, Ltd. 5.75% due 06/01/35	40,000	40,688
Anchor Glass Container Corp. 11.00% due 02/15/13†(7)(15)	15,000	11,700
Crown Cork & Seal Co., Inc. 8.00% due 04/15/23	25,000	24,375
Crown European Holdings SA 10.88% due 03/01/13	15,000	17,625
Newmont Mining Corp. 5.88% due 04/01/35	36,000	36,684
Noranda, Inc. 8.38% due 02/15/11	78,000	90,548
Owens-Brockway Glass Container, Inc. 8.25% due 05/15/13	30,000	32,588
Phelps Dodge Corp. 8.75% due 06/01/11	255,000	308,312
Steel Dynamics, Inc. 9.50% due 03/15/09	10,000	10,650
Timken Co. 5.75% due 02/15/10	105,000	107,679
United States Steel, LLC 10.75% due 08/01/08	15,000	16,650

Plastic — 0.1%
Sealed Air Corp. 5.38% due 04/15/08*	245,000	250,897
Sealed Air Corp. 5.63% due 07/15/13*	45,000	46,241
		3,691,750

MUNICIPAL BONDS — 0.2%

Municipal Bonds — 0.2%
Allentown, Pennsylvania Taxable General Obligation 6.20% due 11/15/05	280,000	282,755
Phoenix, Arizona Civic Improvement Corp. Excise Tax Revenue 6.30% due 07/01/08	100,000	106,235
Southern California Public Power Authority Project, Series B 6.93% due 05/15/17	125,000	152,669
		541,659

REAL ESTATE — 1.8%

Real Estate Companies — 0.4%
EOP Operating LP 7.50% due 04/19/29	80,000	96,010
EOP Operating LP 8.38% due 03/15/06	88,000	90,602
ERP Operating LP 6.63% due 03/15/12	350,000	389,910
Liberty Property LP 7.25% due 03/15/11	170,000	190,851
Liberty Property LP 8.50% due 08/01/10	180,000	210,792
Susa Partnership LP 6.95% due 07/01/06	90,000	92,376

Real Estate Investment Trusts — 1.4%
Avalon Bay Communities, Inc., Series MTN 7.50% due 12/15/10	370,000	421,181
Developers Diversified Realty Corp. 5.00% due 05/03/10	370,000	372,819
Health Care Property Investors, Inc. 6.00% due 03/01/15	240,000	254,467
Health Care Property Investors, Inc. 6.45% due 06/25/12	120,000	131,173
Healthcare Realty Trust, Inc. 8.13% due 05/01/11	260,000	297,689
Host Marriott LP, Series I 9.50% due 01/15/07	25,000	26,500
IMPAC Trust 3.58% due 07/25/05	1,020,386	1,021,498
iStar Financial, Inc. 6.05% due 04/15/15	33,000	34,115
Regency Centers LP 7.75% due 04/01/09	100,000	111,505
Simon Property Group LP 4.60% due 06/15/10	200,000	200,111
Simon Property Group LP 5.10% due 06/15/15	190,000	189,899
Spieker Properties LP 7.65% due 12/15/10	280,000	322,897
Ventas Realty LP 6.63% due 10/15/14	10,000	10,075
Ventas Realty LP 7.13% due 06/01/15	5,000	5,200
		4,469,670

U.S. GOVERNMENT AGENCIES — 7.7%

U.S. Government Agencies — 7.7%
Federal Home Loan Bank 2.88% due 05/23/06	365,000	362,185
Federal Home Loan Bank 3.80% due 08/24/07	250,000	249,343
Federal Home Loan Bank 3.88% due 12/20/06	235,000	235,188
Federal Home Loan Bank 3.90% due 02/25/08	205,000	204,887
Federal Home Loan Mtg. Corp. 3.75% due 03/03/08	280,000	279,517
Federal Home Loan Mtg. Corp. 4.13% due 07/12/10	344,000	345,126
Federal Home Loan Mtg. Corp. 4.50% due 01/15/14	235,000	239,796
Federal Home Loan Mtg. Corp. 4.50% due 04/01/19	975,776	972,280
Federal Home Loan Mtg. Corp. 5.00% due 05/01/34	452,395	452,968
Federal Home Loan Mtg. Corp. 5.00% due 06/01/34	567,360	568,079
Federal Home Loan Mtg. Corp. 5.50% due 07/01/34	254,862	258,590
Federal Home Loan Mtg. Corp. 6.00% due 12/01/33	380,024	390,055
Federal Home Loan Mtg. Corp. 6.50% due July TBA	47,000	48,645
Federal Home Loan Mtg. Corp. 6.50% due 05/01/16	46,466	48,334
Federal Home Loan Mtg. Corp., Series 1577 PK 6.50% due 09/15/23(3)	60,000	64,734
Federal Home Loan Mtg. Corp. 6.50% due 05/01/29	29,887	31,044
Federal Home Loan Mtg. Corp., Series 1547 PL 7.00% due 03/15/23(3)	2,667	2,670
Federal Home Loan Mtg. Corp. 7.00% due 04/01/32	85,776	90,320
Federal Home Loan Mtg. Corp., Series 1226 Z 7.75% due 03/15/22(3)	9,238	9,245
Federal Home Loan Mtg. Corp. 8.50% due 11/01/08	21,265	21,680
Federal Home Loan Mtg. Corp. 8.50% due 12/01/19	2,105	2,272
Federal National Mtg. Assoc. 3.25% due 06/28/06	254,000	252,534
Federal National Mtg. Assoc. 3.38% due 05/15/07	130,000	128,947
Federal National Mtg. Assoc. 3.41% due 08/30/07	235,000	232,373
Federal National Mtg. Assoc. 4.50% due 02/01/35	246,418	241,127
Federal National Mtg. Assoc. 4.56% due 01/01/15	986,412	996,197
Federal National Mtg. Assoc. 5.00% due 03/01/18	602,536	609,758
Federal National Mtg. Assoc. 5.00% due 06/01/19	211,273	213,752
Federal National Mtg. Assoc. 5.00% due 03/01/34	850,792	851,710
Federal National Mtg. Assoc. 5.50% due 03/01/18	203,155	208,671
Federal National Mtg. Assoc. 5.50% due 07/01/19	282,099	289,771
Federal National Mtg. Assoc. 5.50% due 08/01/19	460,654	473,182
Federal National Mtg. Assoc. 5.50% due 12/01/33	1,726,654	1,751,858
Federal National Mtg. Assoc. 5.50% due 05/01/34	254,134	257,843
Federal National Mtg. Assoc. 5.50% due 06/01/34	182,639	185,244
Federal National Mtg. Assoc. 5.93% due 10/01/11	209,100	225,052
Federal National Mtg. Assoc. 5.94% due 11/01/11	960,673	1,035,501
Federal National Mtg. Assoc. 6.00% due 06/01/17	125,581	129,887
Federal National Mtg. Assoc. 6.00% due 12/01/33	455,730	467,399
Federal National Mtg. Assoc. 6.00% due 05/01/34	319,043	327,201
Federal National Mtg. Assoc. 6.00% due 08/01/34	281,811	289,209
Federal National Mtg. Assoc. 6.00% due 10/01/34	472,593	484,679
Federal National Mtg. Assoc. 6.06% due 09/01/11	88,528	95,666
Federal National Mtg. Assoc. 6.11% due 05/01/11	392,343	425,165
Federal National Mtg. Assoc. 6.27% due 11/01/07	167,911	173,566
Federal National Mtg. Assoc. 6.31% due 02/01/11	452,734	494,008
Federal National Mtg. Assoc. 6.34% due 01/01/08	107,359	111,367
Federal National Mtg. Assoc. 6.36% due 07/01/08	105,979	110,344
Federal National Mtg. Assoc. 6.43% due 01/01/08	126,828	131,842
Federal National Mtg. Assoc. 6.50% due 06/01/13	313,031	325,987
Federal National Mtg. Assoc. 6.50% due 09/01/32	409,013	424,000
Federal National Mtg. Assoc. 6.50% due 04/01/34	250,860	259,704
Federal National Mtg. Assoc. 6.59% due 11/01/07	90,409	93,923
Federal National Mtg. Assoc. 6.63% due 11/15/30	85,000	110,305
Federal National Mtg. Assoc. 7.04% due 03/01/07	32,995	34,048
Federal National Mtg. Assoc., Series 1991-117 G 8.00% due 09/25/06(3)	3,478	3,528
Government National Mtg. Assoc. 6.00% due 09/15/32	89,030	91,933
Government National Mtg. Assoc. 6.00% due 12/15/33	568,378	586,916
Government National Mtg. Assoc. 7.00% due 12/15/22	3,316	3,529
Government National Mtg. Assoc. 7.00% due 01/15/23	696	741
Government National Mtg. Assoc. 7.00% due 01/15/28	77,861	82,552
Government National Mtg. Assoc. 7.00% due 09/15/28	69,479	73,665
Government National Mtg. Assoc. 7.00% due 07/15/31	104,960	111,177
Government National Mtg. Assoc. 7.00% due 03/15/32	9,770	10,348
Government National Mtg. Assoc. 7.50% due 12/15/22	1,633	1,761
Government National Mtg. Assoc. 7.50% due 01/15/26	80,823	86,818
Government National Mtg. Assoc. 7.50% due 01/15/32	87,531	93,817
Government National Mtg. Assoc. 8.00% due 11/15/31	21,035	22,726
Government National Mtg. Assoc. 8.50% due 11/15/17	6,915	7,521
Government National Mtg. Assoc. 9.00% due 11/15/21	1,516	1,667
Tennessee Valley Authority 4.65% due 06/15/35	78,000	78,136
		18,575,613

U.S. GOVERNMENT OBLIGATIONS — 16.4%

U.S. Treasuries — 16.4%
United States Treasury Bonds 5.38% due 02/15/31	670,000	790,600
United States Treasury Bonds 5.50% due 08/15/28	1,500,000	1,766,426
United States Treasury Bonds 6.25% due 08/15/23(13)	2,990,000	3,726,171
United States Treasury Bonds 6.63% due 02/15/27	600,000	796,336
United States Treasury Bonds 6.88% due 08/15/25	1,810,000	2,436,430
United States Treasury Bonds 7.13% due 02/15/23	1,550,000	2,094,679
United States Treasury Bonds 7.50% due 11/15/24	400,000	568,312
United States Treasury Bonds 7.88% due 02/15/21	350,000	495,428
United States Treasury Bonds 8.75% due 05/15/17	100,000	143,582
United States Treasury Bonds 8.75% due 08/15/20	700,000	1,053,282
United States Treasury Bonds 9.25% due 02/15/16	600,000	869,297
United States Treasury Notes 2.00% due 08/31/05	916,000	914,175
United States Treasury Notes 2.25% due 02/15/07	6,000	5,871
United States Treasury Notes 2.50% due 10/31/06	23,000	22,673
United States Treasury Notes 2.63% due 05/15/08	2,519,000	2,447,859
United States Treasury Notes 2.75% due 06/30/06	2,021,000	2,003,884
United States Treasury Notes 3.25% due 08/15/07	3,500,000	3,471,699
United States Treasury Notes 3.38% due 11/15/08	1,500,000	1,484,825
United States Treasury Notes 3.38% due 12/15/08	3,400,000	3,365,867
United States Treasury Notes 3.38% due 10/15/09	47,000	46,339
United States Treasury Notes 3.63% due 01/15/10	66,000	65,688
United States Treasury Notes 3.88% due 05/15/10	141,000	141,804
United States Treasury Notes 3.88% due 02/15/13	65,000	65,079
United States Treasury Notes 4.00% due 02/15/15	52,000	52,185
United States Treasury Notes 4.13% due 05/15/15	504,000	511,363
United States Treasury Notes 4.25% due 08/15/14	1,500,000	1,535,859
United States Treasury Notes 4.63% due 05/15/06	245,000	247,297
United States Treasury Notes 4.88% due 02/15/12	75,000	79,652
United States Treasury Notes 5.00% due 02/15/11	1,823,000	1,936,929
United States Treasury Notes 5.63% due 05/15/08	300,000	315,820
United States Treasury Notes 6.50% due 10/15/06(13)	890,000	922,297
United States Treasury Notes 6.50% due 02/15/10	2,700,000	3,013,138
United States Treasury Notes 6.88% due 05/15/06	246,000	253,053
United States Treasury Notes 7.00% due 07/15/06	2,060,000	2,131,375
		39,775,274

UTILITIES — 2.5%

Electric Utilities — 2.3%
AEP Texas North Co., Series B 5.50% due 03/01/13	170,000	178,156
AES Corp. 7.75% due 03/01/14	110,000	119,350
AES Corp. 9.00% due 05/15/15*	35,000	39,287
American Electric Power Co., Inc., Series A 6.13% due 05/15/06	67,000	68,177
Arizona Public Service Co. 5.80% due 06/30/14	340,000	365,240
Calpine Corp. 4.75% due 11/15/23	375,000	268,125
Calpine Corp. 8.75% due 07/15/13*	50,000	37,000
Centerpoint Energy, Inc., Series B 5.88% due 06/01/08	370,000	382,989
CMS Energy Corp. 8.90% due 07/15/08	10,000	10,875
Duke Energy Corp. 4.20% due 10/01/08	350,000	348,746
Exelon Corp. 4.90% due 06/15/15	310,000	311,105
FirstEnergy Corp., Series B 6.45% due 11/15/11	551,000	602,037
Florida Power Corp. 4.50% due 06/01/10	35,000	35,225
FPL Group Capital, Inc. 4.09% due 02/16/07	151,000	150,953
Indiantown Cogeneration LP, Series A-9 9.26% due 12/15/10	28,256	30,080
Midwest Generation, LLC 8.75% due 05/01/34	15,000	16,800
Nevada Power Co. 9.00% due 08/15/13	20,000	22,500
NRG Energy, Inc. 8.00% due 12/15/13*	15,000	15,825
NSTAR 8.00% due 02/15/10	170,000	195,097
Pepco Holdings, Inc. 5.50% due 08/15/07	280,000	286,208
Progress Energy, Inc. 7.10% due 03/01/11	350,000	389,888
PSE&G Power, LLC 3.75% due 04/01/09	140,000	136,550
PSE&G Power, LLC 6.88% due 04/15/06	180,000	183,736
Reliant Energy, Inc. 9.50% due 07/15/13	50,000	55,500
Southern California Edison Co. 6.38% due 01/15/06	300,000	303,716
Texas Genco, LLC 6.88% due 12/15/14	15,000	15,788
Texas-New Mexico Power Co. 6.25% due 01/15/09	140,000	147,474
TXU Corp. 4.80% due 11/15/09*	350,000	343,619
TXU Corp. 5.55% due 11/15/14*	15,000	14,548
TXU Corp. 6.50% due 11/15/24*	350,000	342,840
TXU Corp. 6.55% due 11/15/34*	10,000	9,821
Virginia Electric and Power Co., Series A 5.75% due 03/31/06	59,000	59,750
Westar Energy, Inc. 5.88% due 07/15/36	40,000	40,033

Gas & Pipeline Utilities — 0.2%
Aquila, Inc. 7.95% due 12/05/05	10,000	10,850
Atlantic City Electric Co., Series FSA 6.38% due 08/05/05	60,000	60,135
El Paso Corp. 7.00% due 05/15/11	25,000	24,938
Energen Corp., Series MTN 7.63% due 12/15/10	260,000	292,418
NGC Corp. Capital Trust, Series B 8.32% due 06/01/27	65,000	56,875
SEMCO Energy, Inc. 7.13% due 05/15/08	10,000	10,181
Tennessee Gas Pipeline Co. 8.38% due 06/15/32	15,000	17,650
Williams Cos., Inc. 7.63% due 07/15/19	15,000	16,875
Williams Cos., Inc. 8.13% due 03/15/12	20,000	22,700

Telephone — 0.0%
Alltel Corp. 4.66% due 05/17/07	66,000	66,518
MCI, Inc. 8.74% due 05/01/14	20,000	22,425
		6,128,603
TOTAL BONDS & NOTES (cost $120,325,169)		123,618,357

Foreign Bonds & Notes — 6.4%

CONSUMER DISCRETIONARY — 0.0%

Apparel & Textiles — 0.0%
Bombardier Recreational Products 8.38% due 12/15/13		20,000	21,300
Jean Coutu Group, Inc. 8.50% due 08/01/14		45,000	44,438
			65,738

CONSUMER STAPLES — 0.2%

Food, Beverage & Tobacco — 0.2%
Companhia Brasileira de Bebidas 8.75% due 09/15/13		245,000	283,281
Companhia Brasileira de Bebidas 10.50% due 12/15/11		190,000	234,650
SABMiller, PLC 6.63% due 08/15/33*		75,000	85,582
			603,513

ENERGY — 0.1%

Energy Sources — 0.1%
Husky Oil, Ltd. 7.55% due 11/15/16		160,000	191,261
Nexen, Inc. 5.88% due 03/10/35		39,000	39,636
Nexen, Inc. 7.88% due 03/15/32		41,000	51,688
Petro-Canada 5.95% due 05/15/35		40,000	41,843
			324,428

FINANCE — 1.4%

Banks — 0.9%
Dresdner Bank AG 7.75% due 09/23/09		380,000	396,644
HBOS, PLC 3.50% due 11/30/07*		110,000	108,592
National Australia Bank, Ltd., Series A 8.60% due 05/19/10		380,000	449,696
Oversea-Chinese Banking Corp., Ltd. 7.75% due 09/06/11*		410,000	478,096
Royal Bank of Scotland Group, PLC 6.40% due 04/01/09		330,000	354,003
Scotland International Finance BV 7.70% due 08/15/10*		300,000	346,181

Financial Services — 0.3%
Aiful Corp. 4.45% due 02/16/10*		100,000	98,880
CIT Group Funding Co. 5.20% due 06/01/15*		33,000	33,373
Credit National Interfinance BV 7.00% due 11/14/05		130,000	131,262
UFJ Finance Aruba AEC 6.75% due 07/15/13		470,000	524,145

Insurance — 0.2%
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15		30,000	28,350
VTB Capital SA 6.25% due 07/02/35(4)		140,000	141,400
XL Capital Finance, PLC 6.50% due 01/15/12(4)		275,000	298,882
			3,389,504

FOREIGN GOVERNMENT BONDS — 2.0%

Foreign Government — 2.0%
Federal Republic of Brazil 8.00% due 04/15/14		89,717	91,897
Federal Republic of Brazil 11.00% due 08/17/40		665,000	799,995
Government of Ukraine 6.88% due 03/04/11		100,000	105,250
Province of Quebec 7.50% due 09/15/29		81,000	112,838
Republic of Argentina 3.01% due 08/03/12(1)		620,000	560,790
Republic of Indonesia 7.25% due 04/20/15		475,000	480,938
Republic of Panama 7.25% due 03/15/15		370,000	402,190
Republic of Peru 8.38% due 05/03/16		400,000	449,000
Republic of Trinidad & Tobago 9.75% due 07/01/20*		135,000	190,350
Republic of Turkey 9.00% due 06/30/11		75,000	85,125
Republic of Uruguay 17.75% due 02/04/06(4)	UYU	10,300,000	466,186
Republic of Venezuela 8.50% due 10/08/14		40,000	41,540
Russian Federation 5.00% due 03/31/30(6)		401,000	447,824
United Mexican States 6.63% due 03/03/15		40,000	44,020
United Mexican States, Series MTNA 6.75% due 09/27/34		467,000	495,020
United Mexican States, Series MTNA 7.50% due 04/08/33		47,000	53,932
			4,826,895

HEALTHCARE — 0.0%

Medical Products — 0.0%
Elan Finance, PLC 7.75% due 11/15/11*	20,000	17,100

INDUSTRIAL & COMMERCIAL — 0.5%

Aerospace & Military Technology — 0.1%
SCL Terminal Aereo Santiago SA 6.95% due 07/01/12*	308,038	326,080

Business Services — 0.1%
PSA Corp., Ltd. 7.13% due 08/01/05*	200,000	200,444

Machinery — 0.0%
Atlas Copco AB 6.50% due 04/01/08*	29,000	30,423

Multi-Industry — 0.3%
Tyco International Group SA 6.13% due 01/15/09	15,000	15,870
Tyco International Group SA 6.38% due 02/15/06	210,000	212,809
Tyco International Group SA 6.38% due 10/15/11	185,000	203,187
Tyco International Group SA 6.75% due 02/15/11	179,000	198,708
		1,187,521

INFORMATION & ENTERTAINMENT — 0.1%

Broadcasting & Media — 0.1%
Rogers Cable, Inc. 6.25% due 06/15/13	20,000	19,950
Telenet Group Holding NV 11.50% due 06/15/14*(6)	150,000	116,625
		136,575

INFORMATION TECHNOLOGY — 0.7%

Electronics — 0.0%
Magnachip Semiconductor SA 6.88% due 12/15/11	5,000	4,900
Magnachip Semiconductor SA 8.00% due 12/15/14	5,000	4,800

Telecommunications — 0.7%
France Telecom SA 8.75% due 03/01/31	375,000	522,827
Rogers Wireless, Inc. 8.00% due 12/15/12	15,000	16,162
Singapore Telecommunications, Ltd. 6.38% due 12/01/11*	55,000	60,640
Telecom Italia Capital SA 4.00% due 01/15/10*	93,000	90,366
Telecomunicaciones de Puerto Rico, Inc. 6.65% due 05/15/06	450,000	459,123
Telefonica Europe BV 7.75% due 09/15/10	260,000	299,984
TELUS Corp. 7.50% due 06/01/07	101,000	106,848
TELUS Corp. 8.00% due 06/01/11	78,000	91,221
		1,656,871

MATERIALS — 0.7%

Chemicals — 0.2%
Yara International ASA 5.25% due 12/15/14*	390,000	390,735

Forest Products — 0.0%
Abitibi-Consolidated, Inc. 8.55% due 08/01/10	50,000	52,125
Consumers International, Inc. 10.25% due 04/01/05†(4)(7)(12)	20,000	0
Norske Skog Canada, Ltd. 8.63% due 06/15/11	15,000	15,469

Metal & Minerals — 0.5%
Alcan, Inc. 6.45% due 03/15/11	130,000	141,925
ALROSA Finance SA 8.88% due 11/17/14*	490,000	553,700
Barrick Gold Corp., Series A 5.80% due 11/15/34	41,000	42,479
Inco, Ltd. 7.20% due 09/15/32	320,000	380,885
Noranda, Inc. 6.20% due 06/15/35	80,000	79,361
Novelis, Inc. 7.25% due 02/15/15	10,000	10,037
		1,666,716

UTILITIES — 0.7%

Electric Utilities — 0.3%
Telecom Italia Capital SA 6.00% due 09/30/34*	731,000	746,294

Telephone — 0.4%
British Telecommunications, PLC 7.88% due 12/15/05	14,000	14,244
Deutsche Telekom International Finance BV 3.88% due 07/22/08	20,000	19,777
Deutsche Telekom International Finance BV 8.25% due 06/15/30	82,000	111,026
Deutsche Telekom International Finance BV 8.50% due 06/14/10	330,000	382,449
Deutsche Telekom International Finance BV 8.75% due 06/16/30	280,000	379,114
		1,652,904

TOTAL FOREIGN BONDS & NOTES (cost $14,799,896)		15,527,765

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $217,413,021)		236,127,313

Short-Term Investment Securities — 0.3%

CORPORATE SHORT-TERM NOTES — 0.3%
Bank Negara Malaysia Bills zero coupon due 10/13/05(4)(13)	MYR	1,405,000	367,471
Prudential Funding Corp. 3.25% due 07/01/05(13)		400,000	400,000
TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $766,998)			767,471

Repurchase Agreements — 2.4%

Agreement with State Street Bank & Trust Co., bearing interest at 1.40%, dated 06/30/05, to be repurchased 07/01/05 in the amount of $1,776,069 and collateralized by $1,260,000 of United States Treasury Bonds, bearing interest at 8.75%, due 05/15/17 and having an approximate value of $1,817,550(14)		1,776,000	1,776,000
State Street Bank & Trust Co. Joint Repurchase Agreement Account(10)		1,036,000	1,036,000
UBS Securities, LLC Joint Repurchase Agreement Account(10)		2,935,000	2,935,000

TOTAL REPURCHASE AGREEMENTS (cost $5,747,000)			5,747,000

TOTAL INVESTMENTS —
(cost $223,927,019) @	100.2%		242,641,784
Liabilities in excess of other assets–	(0.2)		(470,336)

NET ASSETS—	100.0%		$242,171,448

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At June 30, 2005 the aggregate value of these securities was $10,860,932 representing 4.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

@	See Note 4 for cost of investments on a tax basis.
(1)	Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of June 30, 2005.
(2)	Commercial Mortgage-Backed Security
(3)	Collateralized Mortgage Obligation
(4)	Fair valued security; see Note 1
(5)	Variable rate security - the rate reflected is as of June 30, 2005; maturity date reflects next reset date.
(6)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(7)	Bond in default
(8)	Denominated in United States dollars unless otherwise indicated.
(9)	Consists of more than one class of securities traded together as a unit.
(10)	See Note 2 for details of Joint Repurchase Agreement.
(11)	Security is a preferred stock where the dividend rate increases or steps up at a predetermined rate. The rate reflected is as of June 30, 2005.
(12)	Illiquid security
(13)	The security or a portion thereof represents collateral for open futures contracts.
(14)	The security or a portion thereof represents collateral for TBAs.
(15)	Company has filed Chapter 11 bankruptcy.
ADR-	American Depository Receipt
GDR-	Global Depository Receipt

Pass Through-	These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
TBA-	Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of June 30, 2005	Unrealized Appreciation (Depreciation)
36 Long	U.S. Treasury 2 YR Note	September 2005	$7,473,970	$7,476,750	$2,780
2 Long	U.S. Treasury 5 YR Note	September 2005	217,460	217,781	321
					$3,101

Open Forward Foreign Currency Contracts

Contract			In		Delivery	Gross Unrealized
to Deliver			Exchange For		Date	Appreciation
*	AUD	200,000	USD	153,799	08/04/05	$1,884
	CHF	260,000	USD	210,151	09/21/05	5,974
*	CZK	2,410,000	USD	98,738	09/21/05	1,504
*	EUR	1,810,000	USD	2,222,016	07/07/05	31,133
*	GBP	100,000	USD	182,757	07/07/05	3,635
	GBP	100,000	USD	179,014	08/04/05	75
*	IDR	2,960,000,000	USD	301,413	09/21/05	2,830
	ILS	430,000	USD	97,508	09/21/05	3,557
*	JPY	29,470,000	USD	274,411	07/07/05	8,530
	JPY	21,600,000	USD	197,664	08/04/05	2,281
*	KRW	158,000,000	USD	156,863	09/21/05	4,122
*	NOK	480,000	USD	75,103	09/21/05	1,412
	NZD	140,000	USD	98,091	09/21/05	1,440
*	PHP	29,700,000	USD	533,970	12/22/05	9,242
*	RUB	5,000,000	USD	175,131	09/21/05	1,018
*	SEK	1,430,000	USD	189,118	09/21/05	5,246
*	SGD	160,000	USD	95,837	09/21/05	613
*	SKK	3,100,000	USD	98,233	09/21/05	175
*	THB	9,080,000	USD	229,433	07/12/05	9,814
	THB	4,100,000	USD	99,226	09/21/05	148
*	USD	570,570	COP	1,346,000,000	07/01/05	7,671
*	USD	768,916	BRL	2,080,000	07/06/05	121,686
*	USD	607,527	INR	26,880,000	07/29/05	9,830
*	USD	1,102,133	EUR	910,000	08/04/05	424.05
	USD	116,279	UAH	620,000	08/08/05	7,321
	USD	76,803	PEN	250,000	09/21/05	32
	USD	145,371	HUF	29,900,000	09/21/05	33
*	USD	208,675	ZAR	1,400,000	09/21/05	195
*	USD	97,752	CAD	120,000	09/21/05	393
	USD	81,683	BRL	200,000	09/21/05	1,367
	USD	140,363	ARS	410,000	09/21/05	1,413
	USD	232,432	MXN	2,570,000	09/21/05	3,179
	USD	277,382	TRY	390,000	09/21/05	8,206
	USD	100,637	BRL	300,000	02/16/06	17,679
*	USD	642,327	CLP	373,400,000	11/10/05	3,298
*	ZAR	1,400,000	USD	214,187	09/21/05	5,317
						282,677

Contract			In		Delivery	Gross Unrealized
to Deliver			Exchange For		Date	Depreciation
*	AUD	730,000	USD	553,687	07/07/05	$(1,750)
*	BRL	2,080,000	USD	768,666	07/06/05	(121,935)
*	CAD	120,000	USD	96,502	09/21/05	(1,643)
*	CLP	373,400,000	USD	635,850	11/10/05	(9,775)
*	COP	1,346,000,000	USD	573,757	07/01/05	(4,484)
*	EUR	1,070,000	USD	1,293,808	08/04/05	(2,605)

*	INR	18,820,000	USD	426,446	07/29/05	(5,795)
*	TWD	10,100,000	USD	320,794	11/21/05	(999)
*	USD	2,208,599	EUR	1,810,000	07/07/05	(17,716)
*	USD	272,958	JPY	29,470,000	07/07/05	(7,077)
*	USD	556,231	AUD	730,000	07/07/05	(794)
*	USD	179,203	GBP	100,000	07/07/05	(81)
*	USD	230,940	THB	9,080,000	07/12/05	(11,321)
*	USD	53,507	AUD	70,000	08/04/05	(336)
*	USD	158,237	KRW	158,000,000	09/21/05	(5,496)
*	USD	207,014	IDR	2,007,000,000	09/21/05	(4,563)
*	USD	89,222	SEK	660,000	09/21/05	(4,358)
*	USD	196,319	CZK	4,800,000	09/21/05	(2,658)
*	USD	205,986	SKK	6,445,000	09/21/05	(2,120)
*	USD	175,932	RUB	5,000,000	09/21/05	(1,820)
	USD	265,758	PLN	885,000	09/21/05	(1,655)
	USD	144,598	TWD	4,510,000	09/21/05	(1,494)
*	USD	75,104	NOK	480,000	09/21/05	(1,413)
*	USD	96,608	SGD	160,000	09/21/05	(1,383)
	USD	297,563	COP	696,000,000	09/21/05	(988)
	USD	76,598	ISK	5,000,000	09/21/05	(644)
*	USD	479,995	TWD	14,990,000	11/21/05	(2,403)
*	USD	526,899	PHP	29,700,000	12/22/05	(2,171)
						(219,477)
	Net Unrealized Appreciation (Depreciation)					$63,200

* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

ARS - Argentine Peso	IDR - Indonesian Rupiah	PLN - Polish Zloty
AUD - Australian Dollar	ILS - Israeli Shekel	RUB - Russian Ruble
BRL - Brazilian Real	INR - Indian Rupee	SEK - Swedish Krona
CAD - Canadian Dollar	ISK- Iceland Krona	SGD - Singapore Dollar
CHF - Swiss Franc	JPY - Japanese Yen	SKK - Slovakian Koruna
CLP - Chilean Peso	KRW - South Korean Won	THB - Thailand Baht
COP - Colombian Peso	MXN - Mexican Peso	TRY - Turkish Lira
CZK - Czech Koruna	MYR - Malaysian Ringgit	TWD - Taiwan Dollar
EUR - Euro	NOK - Norwegian Krone	UAH- Ukraine Hryvna
GBP - Pound Sterling	NZD - New Zealand Dollar	USD - United States Dollar
HUF - Hungarian Forint	PEN- Peruvian Nouveau Sol	UYU - Uruguay Peso
	PHP - Philippine Peso	ZAR - South African Rand

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

MULTI-MANAGED

INCOME PORTFOLIO

Investment Portfolio — June 30, 2005

(unaudited)

Common Stock — 15.8%	Shares/ Principal Amount (8)	Value (Note 1)

CONSUMER DISCRETIONARY — 1.6%

Apparel & Textiles — 0.5%
Coach, Inc.†	2,400	$80,568
Nike, Inc., Class B	10,585	916,661

Automotive — 0.3%
Advanced Auto Parts, Inc.†	8,195	528,987

Housing & Household Durables — 0.1%
Pulte Homes, Inc.	1,000	84,250

Retail — 0.7%
Federated Department Stores, Inc.	1,900	139,232
Home Depot, Inc.	3,300	128,370
J.C. Penney Co., Inc.	3,475	182,715
Kohl’s Corp.†	3,605	201,556
Lowe’s Cos., Inc.	3,990	232,298
Staples, Inc.	3,537	75,409
Urban Outfitters, Inc.†	1,000	56,690
Wal-Mart Stores, Inc.	3,700	178,340
Walgreen Co.	1,900	87,381
Williams-Sonoma, Inc.†	2,400	94,968
		2,987,425

CONSUMER STAPLES — 0.5%

Food, Beverage & Tobacco — 0.3%
Altria Group, Inc.	2,100	135,786
Coca-Cola Co.	3,600	150,300
Diageo, PLC Sponsored ADR	2,100	124,530
PepsiCo, Inc.	2,900	156,397

Household & Personal Products — 0.2%
Kimberly-Clark Corp.	2,400	150,216
Procter & Gamble Co.	3,700	195,175
		912,404
ENERGY — 1.1%

Energy Services — 0.3%
BJ Services Co.	3,970	208,346
Southern Co.	3,200	110,944
Suncor Energy, Inc.	6,710	317,517

Energy Sources — 0.8%
ChevronTexaco Corp.	6,000	335,520
ConocoPhillips	3,200	183,968
Exxon Mobil Corp.	6,800	390,796
Marathon Oil Corp.	2,400	128,088
Murphy Oil Corp.	5,240	273,685
Transocean, Inc.†	2,500	134,925
		2,083,789

FINANCE — 3.9%

Banks — 1.1%
Bank of America Corp.	23,345	1,064,765
North Fork Bancorp., Inc.	3,350	94,102

U.S. Bancorp	4,600	134,320
Wachovia Corp.	2,300	114,080
Wells Fargo & Co.	11,180	688,464

Financial Services — 1.3%
American Express Co.	9,070	482,796
Capital One Financial Corp.	4,400	352,044
Citigroup, Inc.	7,333	339,005
Fannie Mae	1,400	81,760
Goldman Sachs Group, Inc.	4,390	447,868
J.P. Morgan Chase & Co.	5,000	176,600
Merrill Lynch & Co., Inc.	5,000	275,050
Morgan Stanley	2,150	112,810
SLM Corp.	1,240	62,992

Insurance — 1.5%
Aetna, Inc.	16,445	1,361,975
Allstate Corp.	12,725	760,319
Berkshire Hathaway, Inc., Class B†	202	562,267
Chubb Corp.	1,600	136,976
		7,248,193

HEALTHCARE — 2.8%

Drugs — 1.4%
Abbott Laboratories	3,000	147,030
Amgen, Inc.†	3,200	193,472
Genentech, Inc.†	17,060	1,369,577
Genzyme Corp.†	2,400	144,216
Gilead Sciences, Inc.†	1,900	83,581
Invitrogen Corp.†	2,765	230,297
Pfizer, Inc.	5,362	147,884
Schering-Plough Corp.	7,600	144,856
Wyeth	1,200	53,400

Health Services — 1.1%
Pacificare Health Systems, Inc.†	1,400	100,030
UnitedHealth Group, Inc.	34,120	1,779,017
Wellpoint, Inc.†	2,400	167,136

Medical Products — 0.3%
Becton Dickinson & Co.	1,600	83,952
Johnson & Johnson	6,100	396,500
Medtronic, Inc.	2,600	134,654
		5,175,602

INDUSTRIAL & COMMERCIAL — 1.2%

Aerospace & Military Technology — 0.5%
Alliant Techsystems, Inc.†	1,300	91,780
General Dynamics Corp.	1,200	131,448
Lockheed Martin Corp.	6,590	427,493
United Technologies Corp.	5,100	261,885

Electrical Equipment — 0.1%
Ametek, Inc.	2,900	121,365

Machinery — 0.1%
Dover Corp.	5,800	211,004

Multi-Industry — 0.5%
Danaher Corp.	2,900	151,786
General Electric Co.	15,700	544,005
ITT Industries, Inc.	1,017	99,290
Tyco International, Ltd.	7,500	219,000
		2,259,056

INFORMATION & ENTERTAINMENT — 0.7%

Broadcasting & Media — 0.3%
News Corp., Class A	23,100	373,758
Time Warner, Inc.†	10,746	179,566

Leisure & Tourism — 0.4%
Carnival Corp.(9)	3,700	201,835
Harrah’s Entertainment, Inc.	1,600	115,312
Hilton Hotels Corp.	5,200	124,020
Royal Caribbean Cruises, Ltd.	4,600	222,456
		1,216,947

INFORMATION TECHNOLOGY — 3.7%

Communication Equipment — 0.1%
QUALCOMM, Inc.	2,700	89,127

Computer Services — 0.1%
Symantec Corp.†	7,600	165,224

Computer Software — 0.7%
Electronic Arts, Inc.†	13,475	762,820
Microsoft Corp.	13,000	322,920
Oracle Corp.†	9,500	125,400

Computers & Business Equipment — 0.9%
Apple Computer, Inc.†	28,255	1,040,066
Dell, Inc.†	4,800	189,648
EMC Corp.†	8,100	111,051
International Business Machines Corp.	3,183	236,179

Electronics — 0.8%
Agilent Technologies, Inc.†	4,000	92,080
Analog Devices, Inc.	2,400	89,544
Applied Materials, Inc.†	6,700	108,406
Energizer Holdings, Inc.†	6,060	376,750
Intel Corp.	11,400	297,084
L-3 Communications Holdings, Inc.	1,400	107,212
Lam Research Corp.†	3,800	109,972
National Semiconductor Corp.	4,800	105,744
Texas Instruments, Inc.	9,655	271,016

Internet Content — 0.7%
eBay, Inc.†	17,965	593,024
Yahoo!, Inc.†	22,555	781,531

Telecommunications — 0.4%
BellSouth Corp.	4,200	111,594
Cisco Systems, Inc.†	8,200	156,702
Corning, Inc.†	5,700	94,734
Motorola, Inc.	7,100	129,646
Nokia Oyj Sponsored ADR†	5,700	94,848
Verizon Communications, Inc.	5,900	203,845
		6,766,167

MATERIALS — 0.1%

Chemicals — 0.1%
du Pont (E.I.) de Nemours and Co.	2,700	116,127
Praxair, Inc.	2,000	93,200
		209,327

UTILITIES — 0.2%

Electric Utilities — 0.2%
AES Corp.†	9,635	157,821
Exelon Corp.	2,400	123,192
FPL Group, Inc.	2,900	121,974
		402,987

TOTAL COMMON STOCK (cost $24,056,051)		29,261,897

Preferred Stock — 0.1%

FINANCE — 0.1%

Financial Services — 0.1%
General Electric Capital Corp. 4.50% due 01/28/35(11)	2,000	50,100
Merrill Lynch & Co., Inc. 3.97%(1)	1,875	44,344

TOTAL PREFERRED STOCK (cost $96,375)		94,444

Asset-Backed Securities — 12.1%

FINANCE — 12.1%

Financial Services — 12.1%
Aesop Funding II, LLC, Series 2003-3A A3 3.72% due 07/20/09*	$550,000	541,345
Asset Securitization Corp., Series 1997-D5 A1C 6.75% due 02/14/43(2)	85,000	89,794
Bank of America Mtg. Securities, Inc., Series 2004-J 2A1 4.82% due 11/25/34(1)(3)	366,285	368,006
Bank of America Mtg. Securities, Inc., Series 2005-A 2A2 4.49% due 02/25/35(1)(3)	1,254,011	1,246,663
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6 A6 4.83% due 11/11/41(2)	930,000	948,873
Capital One Auto Finance Trust, Series 2003-B A4 3.18% due 09/15/10	990,000	977,865
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% due 07/15/11	500,000	495,340
Capital One Prime Auto Receivable Trust, Series 2003-2 A4 2.88% due 06/15/10	990,000	974,801
Citibank Credit Card Issuance Trust, Series 2003-A6 2.90% due 05/17/10	990,000	959,835
Citibank Credit Card Issuance Trust, Series 2004-A4 3.20% due 08/24/09	500,000	491,719
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1C 7.24% due 06/20/29(2)	83,707	86,921
CS First Boston Mtg. Securities Corp., Series 1997-C2 A3 6.55% due 01/17/35(2)	200,000	210,066
DLJ Mtg. Acceptance Corp., Series 1997-CF2 A1B 6.82% due 10/15/30*(2)	306,820	320,473
Fleet Credit Card Master Trust II, Series 2003-A A 2.40% due 07/15/08	990,000	982,506
Greenwich Capital Commercial Funding Corp., Series 2005 GG3 A4 4.80% due 08/10/42(2)(5)	930,000	945,884
GSR Mtg. Loan Trust, Series 2005-AR2 1A2 4.68% due 07/25/05(3)(5)	910,416	926,194
Harley-Davidson Motorcycle Trust, Series 2004-3 A2 3.20% due 05/15/12	915,000	901,119
Hertz Vehicle Financing, LLC, Series 2004-1A A3 2.85% due 05/25/09*	1,100,000	1,063,970
Household Automotive Trust, Series 2003-2 A4 3.02% due 12/17/10	225,000	221,250
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX A3 4.18% due 01/12/37(2)	600,000	596,917
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13% due 12/15/30(2)	240,000	262,183
Merrill Lynch Mtg. Investors, Inc., Series 2005-A2 A2 4.50% due 07/25/05(3)(5)	1,032,485	1,027,849
Morgan Stanley Capital I, Series 2005-T17 A5 4.78% due 12/13/41(2)	1,390,000	1,411,865
Morgan Stanley Dean Witter Capital I, Series 1998-HF2 A2 6.48% due 11/15/30(2)	99,160	104,685
Morgan Stanley Dean Witter Capital I, Series 2001-TOP1 A4 6.66% due 02/15/33(2)	217,200	239,996
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% due 07/15/09	690,000	673,021
Nomura Asset Securities Corp., Series 1998-D6 A1C 6.69% due 03/15/30(2)	500,000	563,808
Peco Energy Transition Trust, Series 2001-A A1 6.52% due 12/31/10	210,000	231,758
PP&L Transition Bond Co., LLC, Series 1999-1 A7 7.05% due 06/25/09	202,000	209,972
Residential Funding Mtg. Securities II, Inc., Series 2004-HI1 A3 3.05% due 07/25/16	230,000	226,409
USAA Auto Owner Trust, Series 2004-1 A4 2.67% due 10/15/10	990,000	966,972
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB A2 4.58% due 01/25/35(1)(3)	1,226,111	1,220,137
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2 2A2 4.57% due 03/25/35(1)(3)	956,147	970,594
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR4 2A2 4.54% due 07/25/05(3)(5)	868,694	863,264
TOTAL ASSET-BACKED SECURITIES (cost $22,431,573)		22,322,054

Bonds & Notes — 61.7%

CONSUMER DISCRETIONARY — 1.3%

Automotive — 0.6%
Affinia Group, Inc. 9.00% due 11/30/14	5,000	4,200
Arvinmeritor, Inc. 8.75% due 03/01/12	15,000	15,638
DaimlerChrysler NA Holding Corp. 4.88% due 06/15/10	15,000	14,931
DaimlerChrysler NA Holding Corp. 8.50% due 01/18/31	475,000	601,779
Dana Corp. 5.85% due 01/15/15	5,000	4,400
Dana Corp. 7.00% due 03/01/29	15,000	13,104
Ford Motor Co. 6.38% due 02/01/29	17,000	13,107
Ford Motor Co. 7.45% due 07/16/31	355,000	296,360
General Motors Corp. 8.38% due 07/15/33	325,000	271,375
Lazy Days RV Center, Inc. 11.75% due 05/15/12	20,000	20,850
TRW Automotive, Inc. 11.00% due 02/15/13	10,000	11,500
Visteon Corp. 7.00% due 03/10/14	15,000	12,375

Housing & Household Durables — 0.5%
American Standard, Inc. 5.50% due 04/01/15*	19,000	19,576
Beazer Homes USA, Inc. 8.63% due 05/15/11	20,000	21,200
Centex Corp. 7.50% due 01/15/12	120,000	136,118
Centex Corp. 7.88% due 02/01/11	220,000	251,512
D.R. Horton, Inc. 5.63% due 09/15/14	15,000	14,978
D.R. Horton, Inc. 9.75% due 09/15/10	5,000	5,854
KB Home 6.25% due 06/15/15	15,000	15,250
Lennar Corp. 7.63% due 03/01/09	90,000	99,298
Pulte Homes, Inc. 7.88% due 08/01/11	100,000	116,023
Pulte Homes, Inc. 8.13% due 03/01/11	185,000	215,054

Retail — 0.2%
Adesa, Inc. 7.63% due 06/15/12	15,000	15,225
Movie Gallery, Inc. 11.00% due 05/01/12	10,000	10,500
Pathmark Stores, Inc. 8.75% due 02/01/12	15,000	14,719
Rite Aid Corp. 8.13% due 05/01/10	30,000	30,900
Staples, Inc. 7.38% due 10/01/12	185,000	213,865
Wal-Mart Stores, Inc. 4.00% due 01/15/10	30,000	29,808
		2,489,499

CONSUMER STAPLES — 0.8%

Food, Beverage & Tobacco — 0.8%
Albertsons, Inc. 8.00% due 05/01/31	20,000	24,247
Alliance One International, Inc. 11.00% due 05/15/12	15,000	15,450
Altria Group, Inc. 7.00% due 11/04/13	385,000	430,853
American Stores Co. 7.90% due 05/01/17	11,000	12,599
Coca-Cola Enterprises, Inc. 8.50% due 02/01/22	31,000	42,395
ConAgra Foods, Inc. 6.75% due 09/15/11	300,000	331,994
Delhaize America, Inc. 9.00% due 04/15/31	10,000	12,485
Diageo Capital, PLC 4.38% due 05/03/10	30,000	30,156
Great Atlantic & Pacific Tea Co., Inc. 9.13% due 12/15/11	15,000	15,787
Philip Morris Cos., Inc. 6.38% due 02/01/06	160,000	161,911
RJ Reynolds Tobacco Holdings, Inc. 7.30% due 07/15/15*	15,000	15,000
Tyson Foods, Inc. 8.25% due 10/01/11	310,000	367,650

Household & Personal Products — 0.0%
JohnsonDiversey, Inc., Series B 9.63% due 05/15/12	5,000	5,075
		1,465,602

EDUCATION — 0.2%

Education — 0.2%
Massachusetts Institute of Technology 7.25% due 11/02/96	200,000	287,864

ENERGY — 1.8%

Energy Services — 0.8%
Amerada Hess Corp. 7.30% due 08/15/31	10,000	12,066
Consolidated Natural Gas Co., Series B 5.38% due 11/01/06	32,000	32,490
Enterprise Products Operating LP 4.00% due 10/15/07	17,000	16,830
Enterprise Products Operating LP 4.95% due 06/01/10	18,000	18,085
Enterprise Products Operating LP, Series B 4.63% due 10/15/09	260,000	258,838
Enterprise Products Operating LP, Series B 6.65% due 10/15/34	145,000	159,191
Hanover Compressor Co. 9.00% due 06/01/14	15,000	15,975
Keyspan Corp. 4.90% due 05/16/08	76,000	77,327
Motiva Enterprises, LLC 5.20% due 09/15/12*	290,000	298,992
PacifiCorp, Series MBIA 6.38% due 05/15/08	280,000	296,398
Petroleum Geo-Services 10.00% due 11/05/10	15,000	16,800
Premcor Refining Group, Inc. 6.13% due 05/01/11	220,000	232,100
Premcor Refining Group, Inc. 6.75% due 05/01/14	10,000	10,775
Seitel, Inc. 11.75% due 07/15/11	20,000	21,900
Valero Energy Corp. 7.50% due 04/15/32	17,000	20,983

Energy Sources — 1.0%
Alliant Energy Resources, Inc. 9.75% due 01/15/13	420,000	547,328
Amerada Hess Corp. 7.88% due 10/01/29	420,000	530,671
Chesapeake Energy Corp. 7.75% due 01/15/15	20,000	21,600
ConocoPhillips 7.00% due 03/30/29	59,000	74,037
Delta Petroleum Corp. 7.00% due 04/01/15	10,000	9,400
Devon Energy Corp. 2.75% due 08/01/06	33,000	32,427
El Paso Production Holding Co. 7.75% due 06/01/13	65,000	69,388
Encore Acquisition Co. 6.00% due 07/15/15	9,000	8,834
Encore Acquisition Co. 6.25% due 04/15/14	6,000	6,075
Forest Oil Corp. 8.00% due 12/15/11	10,000	11,025
Massey Energy Co. 6.63% due 11/15/10	15,000	15,450
Newfield Exploration Co. 6.63% due 09/01/14	10,000	10,475
Peabody Energy Corp., Series B 6.88% due 03/15/13	10,000	10,600
Pemex Project Funding Master Trust 8.63% due 02/01/22	375,000	462,188
Pioneer Natural Resource 5.88% due 07/15/16	15,000	15,127
Pride International, Inc. 7.38% due 07/15/14	10,000	10,975
Sempra Energy 4.62% due 05/17/07	32,000	32,151
Whiting Petroleum Corp. 7.25% due 05/01/13	15,000	15,300
		3,371,801

FINANCE — 13.4%

Banks — 2.2%
American Express Centurion Bank 3.13% due 03/01/15(1)	24,000	23,970
Bank of America Corp. 7.40% due 01/15/11	1,140,000	1,304,706
BankBoston Capital Trust IV 3.97% due 06/08/28(1)	36,000	34,690
BB&T Corp. 4.75% due 10/01/12	410,000	415,035
BB&T Corp. 4.90% due 06/30/17	12,000	12,031
BNP Paribas SA 5.19% due 12/29/05	11,000	11,121
Credit Suisse First Boston 6.50% due 05/01/08*	24,000	25,351
First Maryland Capital II 4.06% due 02/01/27(1)	32,000	31,245
Huntington National Bank 4.65% due 06/30/09	380,000	384,264
J.P. Morgan Chase Bank NA 6.13% due 11/01/08	27,000	28,580
Key Bank NA 7.00% due 02/01/11	15,000	16,863
Marshall & Ilsley Bank 4.85% due 06/16/15	30,000	30,339
MBNA America Bank NA 5.38% due 01/15/08	380,000	390,587
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*	370,000	389,184
National City Bank 3.38% due 10/15/07	43,000	42,543
NCNB Corp. 9.38% due 09/15/09	80,000	95,282
Popular North America, Inc. 4.25% due 04/01/08	47,000	47,004
Sovereign Bank 4.00% due 02/01/08	41,000	40,635
Suntrust Bank 5.40% due 04/01/20	31,000	32,188
U.S. Bancorp 7.50% due 06/01/26	245,000	321,213
U.S. Bank NA 3.90% due 08/15/08	6,000	5,965
Washington Mutual Bank FA 5.50% due 01/15/13	38,000	39,794
Wells Fargo & Co. 3.51% due 09/15/09(1)	16,000	16,007
Wells Fargo & Co. 6.38% due 08/01/11	370,000	409,119

Financial Services — 7.1%
Alamosa Delaware, Inc. 11.00% due 07/31/10	15,000	16,819
Arch Western Finance, LLC 6.75% due 07/01/13	20,000	20,650
Athena Neurosciences Finance, LLC 7.25% due 02/21/08	10,000	9,300
Boeing Capital Corp. 6.50% due 02/15/12	390,000	436,252
Bowater Canada Finance Corp. 7.95% due 11/15/11	30,000	31,762
CanWest Media, Inc. 8.00% due 09/15/12	10,000	10,525
Capital One Financial Corp. 7.13% due 08/01/08	30,000	32,207
Caterpillar Financial Services Corp. 4.30% due 06/01/10	30,000	30,039
Caterpillar Financial Services Corp. 4.70% due 03/15/12	31,000	31,570
Citigroup, Inc. 5.00% due 09/15/14	1,262,000	1,290,958
Citigroup, Inc. 5.85% due 12/11/34	38,000	42,007
Consolidated Communications Illinois/Texas Holdings, Inc. 9.75% due 04/01/12*	90,000	94,275
Countrywide Home Loans, Inc., Series MTNJ 5.50% due 08/01/06	61,000	61,917
Coventry Health Care, Inc. 6.13% due 01/15/15	33,000	33,577
Duke Capital, LLC 5.67% due 08/15/14	315,000	327,247
ERAC USA Finance Co. 5.60% due 05/01/15	340,000	351,326
ERAC USA Finance Co. 8.00% due 01/15/11*	110,000	127,372
Farmers Exchange Capital 7.05% due 07/15/28*	630,000	681,285
Ford Motor Credit Co. 4.95% due 01/15/08	41,000	39,111
Ford Motor Credit Co. 5.70% due 01/15/10	170,000	156,798
Ford Motor Credit Co. 6.63% due 06/16/08	33,000	32,592
Ford Motor Credit Co. 7.00% due 10/01/13	10,000	9,595
Fosters Financial Corp. 5.88% due 06/15/35	20,000	20,100
Funding Aesop II, LLC 3.95% due 04/20/08	750,000	747,005
General Electric Capital Corp., Series MTN 2.80% due 01/15/07	43,000	42,245
General Electric Capital Corp., Series MTNA 5.38% due 03/15/07	41,000	41,889
General Electric Capital Corp., Series MTNA 6.00% due 06/15/12	630,000	687,089
General Motors Acceptance Corp. 6.75% due 12/01/14	13,000	11,631
General Motors Acceptance Corp. 6.88% due 08/28/12	225,000	205,969
General Motors Acceptance Corp. 7.00% due 02/01/12	47,000	43,326
General Motors Acceptance Corp. 8.00% due 11/01/31	36,000	32,124
Glencore Funding, LLC 6.00% due 04/15/14*	15,000	14,383
Goldman Sachs Group, Inc. 4.50% due 06/15/10	30,000	30,097
Goldman Sachs Group, Inc. 6.60% due 01/15/12	350,000	388,995
Household Finance Corp. 6.38% due 10/15/11	881,000	963,231
HSBC Finance Corp. 5.00% due 06/30/15	30,000	30,234
IAAI Finance, Inc. 11.00% due 04/01/13	10,000	10,296
International Finance Corp. 4.00% due 06/15/10	30,000	30,091
J.P. Morgan Chase & Co. 5.13% due 09/15/14	1,535,000	1,570,230
J.P. Morgan Chase & Co. 6.63% due 03/15/12	38,000	42,304
J.P. Morgan Chase & Co. 6.75% due 02/01/11	250,000	276,475
John Deere Capital Corp. 3.88% due 03/07/07	71,000	70,745
MDP Acquisitions, PLC 9.63% due 10/01/12	10,000	10,000
Morgan Stanley 4.00% due 01/15/10	2,000	1,970
Morgan Stanley 4.75% due 04/01/14	1,170,000	1,152,648
Morgan Stanley 6.75% due 04/15/11	340,000	376,460
Overseas Private Investment Corp., Series 96-A 6.99% due 01/15/09	56,388	58,815
PNC Funding Corp. 5.75% due 08/01/06	39,000	39,584
Pricoa Global Funding I 4.63% due 06/25/12	15,000	15,102
Prudential Financial, Inc., Series MTNB 5.10% due 09/20/14	415,000	427,153
PX Escrow Corp. 9.63% due 02/01/06(6)	25,000	24,250
Rabobank Capital Fund II 5.26% due 12/31/13	52,000	53,495
Refco Finance Holdings, LLC 9.00% due 08/01/12	5,000	5,300
Residential Capital Corp. 6.38% due 06/30/10	15,000	15,072
Salomon Smith Barney Holdings, Inc. 5.88% due 03/15/06	44,000	44,600
SB Treasury Co., LLC 9.40% due 06/30/08*(5)	370,000	414,729
Sprint Capital Corp. 6.90% due 05/01/19	15,000	17,179
TIAA Global Markets, Inc. 4.13% due 11/15/07*	32,000	31,988
Transamerica Finance Corp. 6.40% due 09/15/08	16,000	17,341
Verizon Global Funding Corp. 7.75% due 12/01/30	45,000	58,106
Wachovia Bank NA 4.88% due 02/01/15	1,090,000	1,109,078

Insurance — 4.1%
AAG Holding Co., Inc. 6.88% due 06/01/08	190,000	198,510
ACE Capital Trust II 9.70% due 04/01/30	400,000	552,036
ACE INA Holdings, Inc. 8.30% due 08/15/06	140,000	146,166
Allstate Corp. 5.55% due 05/09/35	40,000	41,392
Allstate Corp. 7.20% due 12/01/09	38,000	42,429
Allstate Financing II 7.83% due 12/01/45	53,000	57,092
American Financial Group, Inc. 7.13% due 04/15/09	280,000	305,187
Americo Life, Inc. 7.88% due 05/01/13*	22,000	23,530
Assurant, Inc. 6.75% due 02/15/34	18,000	20,566
Equitable Cos., Inc. 7.00% due 04/01/28	160,000	195,012
Everest Reinsurance Group, Ltd. 5.40% due 10/15/14	55,000	56,487
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10	340,000	398,842
Fidelity National Financial, Inc. 7.30% due 08/15/11	53,000	56,316
Florida Windstorm Underwriting Assoc. 7.13% due 02/25/19*	350,000	422,753
Jackson National Life Insurance Co. 8.15% due 03/15/27*	49,000	64,431
Liberty Mutual Group, Inc. 5.75% due 03/15/14	190,000	191,273
Liberty Mutual Insurance Co. 7.70% due 10/15/97*	320,000	353,265
Marsh & McLennan Cos., Inc. 3.63% due 02/15/08	95,000	92,659
Marsh & McLennan Cos., Inc. 5.38% due 07/15/14	570,000	567,777
Marsh & McLennan Cos., Inc. 6.25% due 03/15/12	95,000	100,269
MetLife, Inc. 5.70% due 06/15/35	620,000	639,142
MIC Financing Trust I Pass Through 8.38% due 02/01/27*	13,000	13,624
MONY Group, Inc. 7.45% due 12/15/05	215,000	218,083
Ohio Casualty Corp. 7.30% due 06/15/14	33,000	36,293
Protective Life Secured Trust, Series MTN 4.00% due 04/01/11	390,000	383,590
ReliaStar Financial Corp. 8.00% due 10/30/06	250,000	261,738
St Paul Travelers Cos., Inc. 5.75% due 03/15/07	260,000	265,701
Torchmark Corp. 6.25% due 12/15/06	210,000	216,110
Travelers Property Casualty Corp. 6.38% due 03/15/33	330,000	359,935
Unitrin, Inc. 4.88% due 11/01/10	295,000	294,257
W.R. Berkley Capital Trust 8.20% due 12/15/45	380,000	394,538
W.R. Berkley Corp. 5.60% due 05/15/15	70,000	71,288
Willis Group North America, Inc. 5.63% due 07/15/15	160,000	161,030
XL Capital, Ltd. 5.25% due 09/15/14	335,000	339,801
		24,687,351

HEALTHCARE — 0.9%

Drugs — 0.3%
Merck & Co., Inc. 2.50% due 03/30/07	24,000	23,394
Pfizer, Inc. 2.50% due 03/15/07	44,000	42,988
Wyeth 6.95% due 03/15/11	460,000	514,083

Health Services — 0.6%
Community Health Systems, Inc. 6.50% due 12/15/12*	20,000	20,350
Davita, Inc. 7.25% due 03/15/15	10,000	10,275
HCA, Inc. 5.50% due 12/01/09	15,000	15,045
HCA, Inc. 6.38% due 01/15/15	30,000	31,128
HCA, Inc. 6.95% due 05/01/12	10,000	10,625
HEALTHSOUTH Corp. 8.38% due 10/01/11	40,000	39,700
Humana, Inc. 7.25% due 08/01/06	440,000	452,066
NDC Health Corp. 10.50% due 12/01/12	25,000	26,562
Pharma Services Intermediate Holding Corp. 11.50% due 04/01/14	20,000	14,450
Psychiatric Solutions, Inc. 7.75% due 07/15/15	20,000	20,000
Radiologix, Inc., Series B 10.50% due 12/15/08	15,000	15,750
Tenet Healthcare Corp. 6.50% due 06/01/12	25,000	23,750
Triad Hospitals, Inc. 7.00% due 05/15/12	20,000	20,850
UnitedHealth Group, Inc. 7.50% due 11/15/05(13)	380,000	384,296
Universal Hospital Services, Inc. 10.13% due 11/01/11	10,000	10,100

Medical Products — 0.0%
Biovail Corp. 7.88% due 04/01/10	25,000	25,563
CDRV Investors, Inc. 9.63% due 01/01/15	50,000	24,500
Fisher Scientific International, Inc. 6.75% due 08/15/14	5,000	5,225
MEDIQ/PRN Life Support Services 11.00% due 06/01/08†(4)(12)	25,000	0
		1,730,700

INDUSTRIAL & COMMERCIAL — 0.9%

Aerospace & Military Technology — 0.2%
Goodrich Corp. 7.50% due 04/15/08	170,000	183,053
Raytheon Co. 6.40% due 12/15/18	41,000	46,575
Raytheon Co. 6.75% due 08/15/07	45,000	47,208
Sequa Corp. 9.00% due 08/01/09	5,000	5,513

Business Services — 0.4%
Affinity Group, Inc. 9.00% due 02/15/12	10,000	10,125
Allied Waste North America, Inc. 6.38% due 04/15/11	30,000	28,800
Hertz Corp. 4.70% due 10/02/06	6,000	5,876
Hertz Corp. 6.90% due 08/15/14	24,000	22,312
Hertz Corp. 7.63% due 06/01/12	10,000	9,826
Hutchison Whampoa International, Ltd. 5.45% due 11/24/10*	510,000	525,871
Ingersoll Rand Co. 4.75% due 05/15/15	27,000	27,253
PHH Corp. 6.00% due 03/01/08	41,000	42,262
Rent-Way, Inc. 11.88% due 06/15/10	15,000	16,800
Service Corp. International 6.75% due 04/01/16	15,000	15,338
United Rentals North America, Inc. 6.50% due 02/15/12	20,000	19,675
Xerox Corp. 7.20% due 04/01/16	15,000	16,200
Xerox Corp. 9.75% due 01/15/09	15,000	17,044

Machinery — 0.0%
Blount, Inc. 8.88% due 08/01/12	15,000	16,050
Case New Holland, Inc. 9.25% due 08/01/11	35,000	36,750
Numatics, Inc., Series B 9.63% due 04/01/08	15,000	15,037

Multi-Industry — 0.1%
Polypore, Inc. 8.75% due 05/15/12	20,000	18,700
SCG Holdings Corp. zero coupon due 08/04/11*	20,000	30,000
Tyco International Group SA Participation Certificate Trust 4.44% due 06/15/07*	34,000	34,068

Transportation — 0.2%
Burlington Northern Santa Fe Corp. 7.29% due 06/01/36	17,000	22,100
Burlington Northern Santa Fe Corp. 8.13% due 04/15/20	31,000	40,992
Dominion Resources, Inc. 5.95% due 06/15/35	20,000	20,716
FedEx Corp., Series 981A Pass Through 6.72% due 01/15/22	150,489	171,756
Greenbrier Cos, Inc. 8.38% due 05/15/15	10,000	10,175
Hawk Corp. 8.75% due 11/01/14	10,000	10,150
Navistar International Corp. 6.25% due 03/01/12	13,000	12,545
Norfolk Southern Corp. 5.59% due 05/17/25	32,000	33,259
Ryder System, Inc. 4.63% due 04/01/10	31,000	30,990
Yellow Roadway Corp. 4.67% due 05/15/08*	33,000	32,983
		1,576,002

INFORMATION & ENTERTAINMENT — 4.5%

Broadcasting & Media — 2.7%
AOL Time Warner, Inc. 6.88% due 05/01/12	300,000	338,526
AOL Time Warner, Inc. 7.63% due 04/15/31	530,000	661,911
Cablevision Systems Corp. 8.00% due 04/15/12	20,000	19,600
CanWest Media, Inc. 10.63% due 05/15/11	15,000	16,369
Chancellor Media Corp. 8.00% due 11/01/08	350,000	376,309
Charter Communications Holdings, LLC 8.63% due 04/01/09	60,000	44,550
Charter Communications Holdings, LLC 11.13% due 01/15/11	50,000	37,375
Clear Channel Communications, Inc. 7.65% due 09/15/10	330,000	357,421
Comcast Cable Communications, Inc. 6.20% due 11/15/08	15,000	15,863
Comcast Cable Communications, Inc. 8.50% due 05/01/27	80,000	107,278
Comcast Corp. 5.65% due 06/15/35	230,000	229,036
Cox Communications, Inc. 5.45% due 12/15/14*	480,000	489,924
Cox Communications, Inc. 5.50% due 10/01/15	15,000	15,305
Cox Communications, Inc. 7.63% due 06/15/25	18,000	21,351
Cox Communications, Inc. 7.75% due 11/01/10	424,000	480,078
CSC Holdings, Inc. 7.63% due 07/15/18	20,000	19,300
CSC Holdings, Inc. 8.13% due 07/15/09	15,000	15,188
Dex Media East Finance Co. 12.13% due 11/15/12	15,000	17,963

Dex Media West Finance Co. 9.88% due 08/15/13	10,000	11,400
Dex Media, Inc. 9.00% due 11/15/13	30,000	24,150
Echostar DBS Corp. 6.38% due 10/01/11	40,000	39,650
Liberty Media Corp. 4.91% due 09/15/05(1)	16,000	16,098
Liberty Media Corp. 5.70% due 05/15/13	10,000	9,301
Liberty Media Corp. 7.75% due 07/15/09	370,000	393,222
Liberty Media Corp. 7.88% due 07/15/09	10,000	10,672
Liberty Media Corp. 8.25% due 02/01/30	10,000	9,948
LodgeNet Entertainment Corp. 9.50% due 06/15/13	10,000	10,900
Mediacom Broadband, LLC 11.00% due 07/15/13	15,000	16,238
Mediacom, LLC 9.50% due 01/15/13	10,000	9,975
News America Holdings, Inc. 7.60% due 10/11/15	160,000	188,826
News America, Inc. 5.30% due 12/15/14	315,000	323,193
Paxson Communications Corp. 12.25% due 01/15/09(6)	25,000	23,375
Quebecor Media, Inc. 13.75% due 07/15/11(6)	45,000	45,281
Shaw Communications, Inc. 8.25% due 04/11/10	10,000	11,100
Sinclair Broadcast Group, Inc. 8.75% due 12/15/11	15,000	15,750
Time Warner Entertainment Co., LP 8.38% due 03/15/23	33,000	42,193
Turner Broadcasting, Inc. 8.38% due 07/01/13	140,000	171,687
USA Interactive 7.00% due 01/15/13	370,000	394,521
Young Broadcasting, Inc. 10.00% due 03/01/11	25,000	23,750

Entertainment Products — 0.3%
Corus Entertainment, Inc. 8.75% due 03/01/12	15,000	16,087
Walt Disney Co. 5.38% due 06/01/07	500,000	511,285

Leisure & Tourism — 1.5%
American Airlines, Inc., Series 01-1 Pass Through 6.82% due 05/23/11	295,000	280,901
American Airlines, Inc., Series 2003-1 Pass Through 3.86% due 01/09/12	80,474	78,973
Atlas Air, Inc., Series 1999-1 B Pass Through 7.63% due 01/02/15	70,730	59,170
Atlas Air, Inc., Series 2000-1 A Pass Through 8.71% due 01/02/19	20,117	20,915
Atlas Air, Inc., Series 991-A Pass Through 7.20% due 01/02/19	4,083	4,089
Aztar Corp. 9.00% due 08/15/11	20,000	21,725
Continental Airlines, Inc., Series 98-3 Pass Through 6.32% due 11/01/08	450,000	450,757
Continental Airlines, Inc., Series 981A Pass Through 6.65% due 09/15/17	62,161	61,339
Continental Airlines, Inc., Series 991C Pass Through 6.95% due 08/02/09	10,820	8,771
Delta Air Lines, Inc. 10.00% due 08/15/08	15,000	5,775
El Pollo Loco, Inc. 9.25% due 12/15/09	15,000	15,675
GTECH Holdings Corp. 4.50% due 12/01/09	340,000	335,451
GTECH Holdings Corp. 4.75% due 10/15/10	70,000	69,667
Harrah’s Operating Co., Inc. 5.50% due 07/01/10	190,000	196,088
Harrah’s Operating Co., Inc. 5.63% due 06/01/15	80,000	81,484
Harrah’s Operating Co., Inc. 8.00% due 02/01/11	440,000	504,523
Herbst Gaming, Inc. 7.00% due 11/15/14	15,000	15,112
Hilton Hotels Corp. 7.95% due 04/15/07	49,000	51,794
Mandalay Resort Group, Series B 10.25% due 08/01/07	15,000	16,500
MGM Mirage, Inc. 5.88% due 02/27/14	30,000	29,137
MGM Mirage, Inc. 6.00% due 10/01/09	30,000	30,150
MGM Mirage, Inc. 9.75% due 06/01/07	10,000	10,838
Mohegan Tribal Gaming Authority 6.13% due 02/15/13	15,000	15,150
Park Place Entertainment Corp. 7.00% due 04/15/13	35,000	38,850
Seneca Gaming Corp. 7.25% due 05/01/12	5,000	5,169
Six Flags, Inc. 4.50% due 05/15/15	10,000	9,788
Station Casinos, Inc. 6.00% due 04/01/12	10,000	10,150
Tricon Global Restaurants, Inc. 7.65% due 05/15/08	320,000	347,599
Virgin River Casino Corp. 9.00% due 01/15/12	15,000	15,637
Worldspan LP 9.52% due 02/15/11*	15,000	13,650
Wynn Las Vegas, LLC 6.63% due 12/01/14	20,000	19,450
		8,406,226

INFORMATION TECHNOLOGY — 1.9%

Computer Services — 0.0%
Activant Solutions, Inc. 9.09% due 07/01/05	5,000	5,175

Computers & Business Equipment — 0.0%
Ugs Corp. 10.00% due 06/01/12	10,000	11,100

Electronics — 0.0%
Amkor Technology, Inc. 9.25% due 02/15/08	15,000	14,400
Fisher Scientific International, Inc. 6.13% due 07/01/15	10,000	10,013
Sanmina-SCI Corp. 6.75% due 03/01/13	10,000	9,550
Sanmina-SCI Corp. 10.38% due 01/15/10	20,000	22,200

Telecommunications — 1.9%
American Cellular Corp., Series B 10.00% due 08/01/11	55,000	55,825
AT&T Broadband Corp. 8.38% due 03/15/13	450,000	548,708
AT&T Corp. 9.05% due 11/15/05	134,000	154,435
AT&T Corp. 9.75% due 11/15/31(5)	5,000	6,506
AT&T Wireless Services, Inc. 7.35% due 03/01/06	57,000	58,246
AT&T Wireless Services, Inc. 7.88% due 03/01/11	530,000	615,948
Bellsouth Telecommunications, Inc. 5.85% due 11/15/45	64,000	65,618
Centennial Communications Corp. 8.13% due 02/01/14	40,000	42,600
Citizens Communications Co. 9.25% due 05/15/11	25,000	27,906
Continental Cablevision, Inc. 9.50% due 08/01/13	100,000	105,152
Corning, Inc. 5.90% due 03/15/14	13,000	13,360
Dobson Cellular Systems, Inc. 8.38% due 11/01/11	10,000	10,500
Emmis Communications Corp. 9.31% due 09/15/05	15,000	15,262
GCI, Inc. 7.25% due 02/15/14	30,000	28,800
GTE Corp. 6.94% due 04/15/28	55,000	63,562
Insight Midwest LP/Insight Capital, Inc. 9.75% due 10/01/09	15,000	15,544
Insight Midwest LP/Insight Capital, Inc. 10.50% due 11/01/10	25,000	26,500
Intelsat, Ltd. 7.63% due 04/15/12	15,000	13,200
Intelsat, Ltd. 8.63% due 01/15/15	15,000	15,825
LCI International, Inc. 7.25% due 06/15/07	100,000	97,000
Nextel Communications, Inc. 5.95% due 03/15/14	30,000	31,162
Nextel Partners, Inc. 8.13% due 07/01/11	20,000	21,700
Qwest Communications International, Inc. 7.75% due 02/15/11	50,000	48,375
Rogers Wireless, Inc. 9.63% due 05/01/11	25,000	29,344
SBC Communications, Inc. 5.10% due 09/15/14	610,000	623,702
Sprint Capital Corp. 6.13% due 11/15/08	180,000	189,630
Sprint Capital Corp. 6.88% due 11/15/28	234,000	268,604
Sprint Capital Corp. 7.63% due 01/30/11	210,000	239,837
Telecommunications Techniques Co., LLC 9.75% due 05/15/08†(4)(7)	25,000	0
Ubiquitel Operating Co. 9.88% due 03/01/11	5,000	5,488
United States West Communications, Inc. 6.88% due 09/15/33	10,000	8,662
		3,519,439

MATERIALS — 2.0%

Chemicals — 0.6%
BCI US Finance Corp. 8.78% due 07/15/10*(1)	50,000	49,875
Dow Chemical Co. 7.38% due 03/01/23	33,000	41,135
du Pont (E.I.) de Nemours & Co. 4.13% due 04/30/10	6,000	6,004
Equistar Chemicals, LP/Equistar Funding Corp. 10.63% due 05/01/11	15,000	16,556
Ferro Corp. 9.13% due 01/01/09	340,000	374,969
IMC Global, Inc. 7.30% due 01/15/28	10,000	9,650
Lubrizol Corp. 4.63% due 10/01/09	305,000	305,038
Lubrizol Corp. 5.88% due 12/01/08	15,000	15,625
Lubrizol Corp. 6.50% due 10/01/34	260,000	287,023
Millennium America, Inc. 9.25% due 06/15/08	10,000	10,825
Nalco Co. 8.88% due 11/15/13	15,000	16,088
Packaging Corp. of America 5.75% due 08/01/13	16,000	15,999
Rohm & Haas Co. 7.85% due 07/15/29	26,000	35,434

Forest Products — 0.8%
Georgia-Pacific Corp. 8.00% due 01/15/14	15,000	16,519
Georgia-Pacific Corp. 8.88% due 02/01/10	25,000	28,375
Longview Fibre Co. 10.00% due 01/15/09	5,000	5,325
Neenah Paper, Inc. 7.38% due 11/15/14	10,000	9,700
Pliant Corp. 11.13% due 09/01/09	15,000	14,625

Stone Container Corp. 8.38% due 07/01/12	35,000	35,350
Temple-Inland, Inc. 7.88% due 05/01/12	420,000	483,791
Texas Industries, Inc. 7.25% due 07/15/13	5,000	5,125
Weyerhaeuser Co. 6.13% due 03/15/07	16,000	16,450
Weyerhaeuser Co. 6.75% due 03/15/12	250,000	275,060
Weyerhaeuser Co. 6.88% due 12/15/33	23,000	25,611
Weyerhaeuser Co. 7.38% due 03/15/32	460,000	542,421

Metals & Minerals — 0.4%
Alcan Aluminum, Ltd. 5.75% due 06/01/35	20,000	20,344
Anchor Glass Container Corp. 11.00% due 02/15/13†(7)(15)	15,000	11,700
Crown Cork & Seal Co., Inc. 8.00% due 04/15/23	15,000	14,625
Crown European Holdings SA 10.88% due 03/01/13	15,000	17,625
Newmont Mining Corp. 5.88% due 04/01/35	18,000	18,342
Noranda, Inc. 8.38% due 02/15/11	43,000	49,918
Owens-Brockway Glass Container, Inc. 8.25% due 05/15/13	30,000	32,587
Phelps Dodge Corp. 8.75% due 06/01/11	295,000	356,674
Steel Dynamics, Inc. 9.50% due 03/15/09	10,000	10,650
Timken Co. 5.75% due 02/15/10	115,000	117,934
United States Steel, LLC 10.75% due 08/01/08	15,000	16,650

Plastic — 0.2%
Sealed Air Corp. 5.38% due 04/15/08*	275,000	281,618
Sealed Air Corp. 5.63% due 07/15/13*	65,000	66,793
		3,658,033

MUNICIPAL BONDS — 0.3%

Municipal Bonds — 0.3%
Allentown, Pennsylvania Taxable General Obligation 6.20% due 11/15/05	290,000	292,853
Phoenix, Arizona Civic Improvement Corp. Excise Tax Revenue 6.30% due 07/01/08	100,000	106,235
Southern California Public Power Authority Project, Series B 6.93% due 05/15/17	125,000	152,669
		551,757

REAL ESTATE — 2.5%

Real Estate Companies — 0.5%
EOP Operating LP 7.50% due 04/19/29	40,000	48,005
EOP Operating LP 8.38% due 03/15/06	42,000	43,242
ERP Operating LP 6.63% due 03/15/12	370,000	412,191
Liberty Property LP 7.25% due 03/15/11	200,000	224,531
Liberty Property LP 8.50% due 08/01/10	220,000	257,634
Susa Partnership LP 6.95% due 07/01/06	95,000	97,507

Real Estate Investment Trusts — 2.0%
Avalon Bay Communities, Inc., Series MTN 7.50% due 12/15/10	490,000	557,780
Developers Diversified Realty Corp. 5.00% due 05/03/10	390,000	392,972
Health Care Property Investors, Inc. 6.00% due 03/01/15	280,000	296,879
Health Care Property Investors, Inc. 6.45% due 06/25/12	40,000	43,724
Healthcare Realty Trust, Inc. 8.13% due 05/01/11	295,000	337,762
Host Marriott LP, Series I 9.50% due 01/15/07	25,000	26,500
IMPAC Trust 3.36% due 07/25/05	1,068,976	1,070,141
iStar Financial, Inc. 6.05% due 04/15/15	15,000	15,507
Regency Centers LP 7.75% due 04/01/09	110,000	122,656
Simon Property Group LP 4.60% due 06/15/10	215,000	215,119
Simon Property Group LP 5.10% due 06/15/15	200,000	199,893
Spieker Properties LP 7.65% due 12/15/10	310,000	357,493
Ventas Realty LP 6.63% due 10/15/14	10,000	10,075
		4,729,611

U.S. GOVERNMENT AGENCIES — 6.0%

U.S. Government Agencies — 6.0%
Federal Home Loan Bank 2.88% due 05/23/06	140,000	138,920
Federal Home Loan Bank 3.80% due 08/24/07	120,000	119,685
Federal Home Loan Bank 3.88% due 12/20/06	130,000	130,104

Federal Home Loan Bank 3.90% due 02/25/08	115,000	114,937
Federal Home Loan Mtg. Corp. 3.75% due 03/03/08	130,000	129,776
Federal Home Loan Mtg. Corp. 4.13% due 07/12/10	74,000	74,242
Federal Home Loan Mtg. Corp. 4.50% due 01/15/14	130,000	132,653
Federal Home Loan Mtg. Corp. 4.50% due 04/01/19	466,676	465,004
Federal Home Loan Mtg. Corp. 5.00% due 05/01/34	487,002	487,619
Federal Home Loan Mtg. Corp. 5.50% due 07/01/34	148,670	150,844
Federal Home Loan Mtg. Corp. 6.00% due 12/01/33	221,600	227,449
Federal Home Loan Mtg. Corp. 6.50% due July TBA	59,000	61,065
Federal Home Loan Mtg. Corp. 6.50% due 05/01/16	23,233	24,167
Federal Home Loan Mtg. Corp., Series 1577 PK 6.50% due 09/15/23(3)	96,000	103,575
Federal Home Loan Mtg. Corp. 6.50% due 05/01/29	39,946	41,491
Federal Home Loan Mtg. Corp., Series 1547 PL 7.00% due 03/15/23(3)	3,750	3,755
Federal Home Loan Mtg. Corp. 7.00% due 04/01/32	42,888	45,160
Federal Home Loan Mtg. Corp., Series 1226 Z 7.75% due 03/15/22(3)	12,933	12,943
Federal Home Loan Mtg. Corp. 8.50% due 11/01/08	23,732	24,196
Federal Home Loan Mtg. Corp. 8.50% due 12/01/19	2,406	2,597
Federal National Mtg. Assoc. 3.25% due 06/28/06	121,000	120,302
Federal National Mtg. Assoc. 3.38% due 05/15/07	70,000	69,433
Federal National Mtg. Assoc. 3.41% due 08/30/07	130,000	128,547
Federal National Mtg. Assoc. 4.50% due 02/01/35	147,883	144,708
Federal National Mtg. Assoc. 4.56% due 01/01/15	986,412	996,197
Federal National Mtg. Assoc. 5.00% due 03/01/18	283,546	286,945
Federal National Mtg. Assoc. 5.00% due 06/01/19	105,636	106,876
Federal National Mtg. Assoc. 5.00% due 03/01/34	393,203	393,627
Federal National Mtg. Assoc. 5.50% due 03/01/18	110,812	113,820
Federal National Mtg. Assoc. 5.50% due 07/01/19	141,049	144,885
Federal National Mtg. Assoc. 5.50% due 12/01/19	216,706	222,600
Federal National Mtg. Assoc. 5.50% due 12/01/33	791,383	802,935
Federal National Mtg. Assoc. 5.50% due 05/01/34	42,356	42,974
Federal National Mtg. Assoc. 5.50% due 06/01/34	91,319	92,622
Federal National Mtg. Assoc. 5.94% due 11/01/11	960,673	1,035,501
Federal National Mtg. Assoc. 6.00% due 06/01/17	62,790	64,944
Federal National Mtg. Assoc. 6.00% due 12/01/33	182,292	186,960
Federal National Mtg. Assoc. 6.00% due 05/01/34	148,887	152,694
Federal National Mtg. Assoc. 6.00% due 08/01/34	140,906	144,605
Federal National Mtg. Assoc. 6.00% due 10/01/34	224,117	229,848
Federal National Mtg. Assoc. 6.06% due 09/01/11	278,856	301,341
Federal National Mtg. Assoc. 6.11% due 05/01/11	313,875	340,132
Federal National Mtg. Assoc. 6.27% due 11/01/07	77,148	79,746
Federal National Mtg. Assoc. 6.31% due 02/01/11	947,668	1,025,353
Federal National Mtg. Assoc. 6.34% due 01/01/08	17,177	17,819
Federal National Mtg. Assoc. 6.36% due 07/01/08	105,979	110,344
Federal National Mtg. Assoc. 6.43% due 01/01/08	22,648	23,543
Federal National Mtg. Assoc. 6.50% due 08/01/16	48,005	49,992
Federal National Mtg. Assoc. 6.50% due 09/01/32	204,506	212,000
Federal National Mtg. Assoc. 6.50% due 04/01/34	114,027	118,048
Federal National Mtg. Assoc. 6.59% due 11/01/07	90,409	93,924
Federal National Mtg. Assoc. 6.63% due 11/15/30	130,000	168,702
Federal National Mtg. Assoc. 7.04% due 03/01/07	40,609	41,905
Federal National Mtg. Assoc., Series 1991-117 G 8.00% due 09/25/06(3)	1,391	1,411
Government National Mtg. Assoc. 6.00% due 02/15/33	198,932	205,351
Government National Mtg. Assoc. 7.00% due 04/15/23	3,454	3,674
Government National Mtg. Assoc. 7.00% due 05/15/23	1,940	2,064
Government National Mtg. Assoc. 7.00% due 09/15/28	7,744	8,211
Government National Mtg. Assoc. 7.00% due 11/15/28	102,364	108,531
Government National Mtg. Assoc. 7.00% due 03/15/29	29,756	31,530
Government National Mtg. Assoc. 7.00% due 07/15/31	79,773	84,498
Government National Mtg. Assoc. 7.50% due 09/15/22	3,516	3,791
Government National Mtg. Assoc. 7.50% due 11/15/23	10,008	10,793
Government National Mtg. Assoc. 7.50% due 12/15/27	11,152	11,970
Government National Mtg. Assoc. 7.50% due 05/15/28	31,987	34,313
Government National Mtg. Assoc. 7.50% due 01/15/32	43,765	46,908
Government National Mtg. Assoc. 8.00% due 02/15/30	11,241	12,150
Government National Mtg. Assoc. 8.50% due 11/15/17	7,211	7,842
Government National Mtg. Assoc. 9.00% due 11/15/21	1,706	1,876
Tennessee Valley Authority 4.65% due 06/15/35	36,000	36,063
		11,165,030

U.S. GOVERNMENT OBLIGATIONS — 21.9%

U.S. Treasuries — 21.9%
United States Treasury Bond Strip zero coupon due 11/15/21(13)	1,900,000	936,217
United States Treasury Bond Strip zero coupon due 11/15/27	900,000	342,152
United States Treasury Bonds 5.38% due 02/15/31	313,000	369,340
United States Treasury Bonds 5.50% due 08/15/28	1,000,000	1,177,617
United States Treasury Bonds 6.25% due 08/15/23	600,000	747,727
United States Treasury Bonds 6.38% due 08/15/27	1,550,000	2,009,611
United States Treasury Bonds 6.63% due 02/15/27	550,000	729,975
United States Treasury Bonds 6.88% due 08/15/25	1,300,000	1,749,922
United States Treasury Bonds 7.13% due 02/15/23	1,050,000	1,418,976
United States Treasury Bonds 7.50% due 11/15/16	200,000	262,133
United States Treasury Bonds 7.50% due 11/15/24	500,000	710,391
United States Treasury Bonds 8.75% due 08/15/20	500,000	752,344
United States Treasury Bonds 8.88% due 02/15/19	500,000	743,301
United States Treasury Bonds 9.25% due 02/15/16	1,000,000	1,448,828
United States Treasury Bonds 11.25% due 02/15/15	400,000	631,422
United States Treasury Notes 2.00% due 08/31/05	335,000	334,333
United States Treasury Notes 2.25% due 02/15/07	2,000	1,957
United States Treasury Notes 2.50% due 10/31/06	12,000	11,829
United States Treasury Notes 2.63% due 05/15/08	2,517,000	2,445,915
United States Treasury Notes 2.75% due 06/30/06	1,010,000	1,001,446
United States Treasury Notes 3.25% due 08/15/07	2,800,000	2,777,359

United States Treasury Notes 3.38% due 02/28/07	1,700,000	1,692,563
United States Treasury Notes 3.38% due 11/15/08	1,500,000	1,484,825
United States Treasury Notes 3.38% due 12/15/08	3,500,000	3,464,864
United States Treasury Notes 3.38% due 10/15/09	61,000	60,142
United States Treasury Notes 3.63% due 01/15/10	32,000	31,849
United States Treasury Notes 3.88% due 05/15/10	66,000	66,376
United States Treasury Notes 4.13% due 05/15/15	252,000	255,682
United States Treasury Notes 4.25% due 08/15/14	1,474,000	1,509,237
United States Treasury Notes 4.88% due 02/15/12	35,000	37,171
United States Treasury Notes 5.00% due 02/15/11	4,508,000	4,789,604
United States Treasury Notes 5.63% due 05/15/08	1,800,000	1,894,921
United States Treasury Notes 6.50% due 10/15/06(14)	1,910,000	1,979,312
United States Treasury Notes 6.50% due 02/15/10	300,000	334,792
United States Treasury Notes 7.00% due 07/15/06	2,100,000	2,172,760
		40,376,893

UTILITIES — 3.3%

Electric Utilities — 3.0%
AEP Texas North Co., Series B 5.50% due 03/01/13	180,000	188,636
AES Corp. 7.75% due 03/01/14	50,000	54,250
AES Corp. 9.00% due 05/15/15*	40,000	44,900
American Electric Power Co., Inc., Series A 6.13% due 05/15/06	73,000	74,282
Arizona Public Service Co. 5.80% due 06/30/14	380,000	408,209
Calpine Corp. 4.75% due 11/15/23	175,000	125,125
Calpine Corp. 8.75% due 07/15/13*	50,000	37,000
Centerpoint Energy, Inc., Series B 5.88% due 06/01/08	350,000	362,287
CMS Energy Corp. 8.90% due 07/15/08	15,000	16,313
Duke Energy Corp. 4.20% due 10/01/08	390,000	388,602
Exelon Corp. 4.90% due 06/15/15	300,000	301,069
FirstEnergy Corp., Series B 6.45% due 11/15/11	542,000	592,203
Florida Power Corp. 4.50% due 06/01/10	15,000	15,096
FPL Group Capital, Inc. 4.09% due 02/16/07	73,000	72,978
Indiantown Cogeneration LP, Series A-9 9.26% due 12/15/10	13,814	14,706
Midwest Generation, LLC 8.75% due 05/01/34	15,000	16,800
Nevada Power Co. 9.00% due 08/15/13	20,000	22,500
NRG Energy, Inc. 8.00% due 12/15/13*	15,000	15,825
NSTAR 8.00% due 02/15/10	200,000	229,526
Pepco Holdings, Inc. 5.50% due 08/15/07	310,000	316,873
Progress Energy, Inc. 7.10% due 03/01/11	400,000	445,586
PSE&G Power, LLC 3.75% due 04/01/09	155,000	151,180
PSE&G Power, LLC 6.88% due 04/15/06	210,000	214,359
Reliant Energy, Inc. 9.50% due 07/15/13	25,000	27,750
Southern California Edison Co. 6.38% due 01/15/06	340,000	344,211
Texas Genco, LLC 6.88% due 12/15/14	15,000	15,788
Texas-New Mexico Power Co. 6.25% due 01/15/09	150,000	158,008
TXU Corp. 4.80% due 11/15/09*	380,000	373,073
TXU Corp. 5.55% due 11/15/14*	15,000	14,548
TXU Corp. 6.50% due 11/15/24*	380,000	372,226
TXU Corp. 6.55% due 11/15/34*	10,000	9,821
Virginia Electric and Power Co., Series A 5.75% due 03/31/06	28,000	28,356
Westar Energy, Inc. 5.88% due 07/15/36	20,000	20,017

Gas & Pipeline Utilities — 0.3%
Aquila, Inc. 7.95% due 12/05/05	15,000	16,275
Atlantic City Electric Co., Series FSA 6.38% due 08/05/05	75,000	75,169
El Paso Corp. 7.00% due 05/15/11	30,000	29,925
Energen Corp., Series MTN 7.63% due 12/15/10	290,000	326,158
NGC Corp. Capital Trust, Series B 8.32% due 06/01/27	35,000	30,625
SEMCO Energy, Inc. 7.13% due 05/15/08	10,000	10,181
Tennessee Gas Pipeline Co. 8.38% due 06/15/32	15,000	17,650
Williams Cos., Inc. 7.63% due 07/15/19	15,000	16,875
Williams Cos., Inc. 8.13% due 03/15/12	20,000	22,700

Telephone — 0.0%
Alltel Corp. 4.66% due 05/17/07	32,000	32,251
MCI, Inc. 8.74% due 05/01/14	25,000	28,032
		6,077,944
TOTAL BONDS & NOTES (cost $110,858,744)		114,093,752

Foreign Bonds & Notes — 8.4%

CONSUMER DISCRETIONARY — 0.0%

Apparel & Textiles — 0.0%
Bombardier Recreational Products 8.38% due 12/15/13		20,000	21,300
Jean Coutu Group, Inc. 8.50% due 08/01/14		20,000	19,750
			41,050

CONSUMER STAPLES — 0.3%

Food, Beverage & Tobacco — 0.3%
Companhia Brasileira de Bebidas 8.75% due 09/15/13		270,000	312,188
Companhia Brasileira de Bebidas 10.50% due 12/15/11		180,000	222,300
SABMiller, PLC 6.63% due 08/15/33*		36,000	41,079
			575,567

ENERGY — 0.2%

Energy Sources — 0.2%
Husky Oil, Ltd. 7.55% due 11/15/16		200,000	239,077
Nexen, Inc. 5.88% due 03/10/35		18,000	18,293
Nexen, Inc. 7.88% due 03/15/32		19,000	23,953
Petro-Canada 5.95% due 05/15/35		20,000	20,921
			302,244

FINANCE — 1.9%

Banks — 1.1%
Dresdner Bank AG 7.75% due 09/23/09		400,000	417,520
HBOS, PLC 3.50% due 11/30/07*		53,000	52,322
National Australia Bank, Ltd., Series A 8.60% due 05/19/10		440,000	520,701
Oversea-Chinese Banking Corp., Ltd. 7.75% due 09/06/11*		330,000	384,809
Royal Bank of Scotland Group, PLC 6.40% due 04/01/09		250,000	268,184
Scotland International Finance BV 7.70% due 08/15/10*		290,000	334,641

Financial Services — 0.5%
Aiful Corp. 4.45% due 02/16/10*		200,000	197,760
CIT Group Funding Co. 5.20% due 06/01/15*		15,000	15,169
Credit National Interfinance BV 7.00% due 11/14/05		210,000	212,040
UFJ Finance Aruba AEC 6.75% due 07/15/13		515,000	574,329

Insurance — 0.3%
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15		15,000	14,175
VTB Capital SA 6.25% due 07/02/35(4)		150,000	151,500
XL Capital Finance, PLC 6.50% due 01/15/12		300,000	326,053
			3,469,203

FOREIGN GOVERNMENT BONDS — 2.6%

Foreign Government — 2.6%
Federal Republic of Brazil 8.00% due 04/15/14		42,220	43,246
Federal Republic of Brazil 11.00% due 08/17/40		930,000	1,118,790
Government of Ukraine 6.88% due 03/04/11		100,000	105,250
Province of Quebec 7.50% due 09/15/29		41,000	57,116
Republic of Argentina 3.01% due 08/03/12(1)		595,000	538,177
Republic of Indonesia 7.25% due 04/20/15		500,000	506,250
Republic of Panama 7.25% due 03/15/15		415,000	451,105
Republic of Peru 8.38% due 05/03/16		425,000	477,062
Republic of Trinidad & Tobago 9.75% due 07/01/20*		150,000	211,500
Republic of Turkey 9.00% due 06/30/11		35,000	39,725
Republic of Uruguay 17.75% due 02/04/06(4)	UYU	11,100,000	502,395
Republic of Venezuela 8.50% due 10/08/14		20,000	20,770
Russian Federation 5.00% due 03/31/30(6)		170,000	189,788
Russian Federation 5.00% due 03/31/30*(6)		20,000	22,400
Russian Federation 8.25% due 03/31/10		15,000	16,364
United Mexican States 6.63% due 03/03/15		40,000	44,020
United Mexican States, Series MTNA 6.75% due 09/27/34		468,000	496,080
United Mexican States, Series MTNA 7.50% due 04/08/33		23,000	26,392
			4,866,430

HEALTHCARE — 0.0%

Medical Products — 0.0%
Elan Finance, PLC 7.75% due 11/15/11*	10,000	8,550

INDUSTRIAL & COMMERCIAL — 0.7%

Aerospace & Military Technology — 0.2%
SCL Terminal Aereo Santiago SA 6.95% due 07/01/12*	354,111	374,851

Business Services — 0.1%
PSA Corp., Ltd. 7.13% due 08/01/05*	220,000	220,488

Machinery — 0.0%
Atlas Copco AB 6.50% due 04/01/08*	15,000	15,736

Multi-Industry — 0.4%
Tyco International Group SA 6.13% due 01/15/09	20,000	21,161
Tyco International Group SA 6.38% due 02/15/06	240,000	243,210
Tyco International Group SA 6.38% due 10/15/11	200,000	219,661
Tyco International Group SA 6.75% due 02/15/11	109,000	121,001
		1,216,108

INFORMATION & ENTERTAINMENT — 0.0%

Broadcasting & Media — 0.0%
Rogers Cable, Inc. 6.25% due 06/15/13	20,000	19,950
Telenet Group Holding NV 11.50% due 06/15/14*(6)	60,000	46,650
		66,600

INFORMATION TECHNOLOGY — 0.9%

Electronics — 0.0%
Magnachip Semiconductor SA 6.88% due 12/15/11	5,000	4,900
Magnachip Semiconductor SA 8.00% due 12/15/14	5,000	4,800

Telecommunications — 0.9%
France Telecom SA 8.75% due 03/01/31	400,000	557,683
Rogers Wireless, Inc. 8.00% due 12/15/12	15,000	16,163
Singapore Telecommunications, Ltd. 6.38% due 12/01/11*	60,000	66,153
Telecom Italia Capital SA 4.00% due 01/15/10*	45,000	43,725
Telecomunicaciones de Puerto Rico, Inc. 6.65% due 05/15/06	510,000	520,339
Telefonica Europe BV 7.75% due 09/15/10	290,000	334,597
TELUS Corp. 7.50% due 06/01/07	49,000	51,837
TELUS Corp. 8.00% due 06/01/11	38,000	44,441
		1,644,638

MATERIALS — 0.9%

Chemicals — 0.2%
Yara International ASA 5.25% due 12/15/14*	410,000	410,772

Forest Products — 0%
Abitibi-Consolidated, Inc. 8.55% due 08/01/10	40,000	41,700
Consumers International, Inc. 10.25% due 04/01/05†(4)(7)(12)	20,000	0
Norske Skog Canada, Ltd. 8.63% due 06/15/11	15,000	15,469

Metals & Minerals — 0.7%
Alcan, Inc. 6.45% due 03/15/11	150,000	163,759
ALROSA Finance SA 8.88% due 11/17/14*	500,000	565,000
Barrick Gold Corp., Series A 5.80% due 11/15/34	19,000	19,686
Inco, Ltd. 7.20% due 09/15/32	340,000	404,690
Noranda, Inc. 6.20% due 06/15/35	40,000	39,681
Novelis, Inc. 7.25% due 02/15/15	10,000	10,037
		1,670,794

UTILITIES — 0.9%

Electric Utilities — 0.4%
Telecom Italia Capital SA 6.00% due 09/30/34*	708,000	722,814

Telephone — 0.5%
British Telecommunications, PLC 7.88% due 12/15/05	6,000	6,105
Deutsche Telekom International Finance BV 3.88% due 07/22/08	150,000	148,331
Deutsche Telekom International Finance BV 8.50% due 06/14/10	290,000	336,091
Deutsche Telekom International Finance BV 8.75% due 06/15/30	318,000	430,565
		1,643,906

TOTAL FOREIGN BONDS & NOTES (cost $14,809,082)		15,505,090

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $172,251,825)		181,227,237

Short-Term Investment Securities — 0.3%

CORPORATE SHORT-TERM NOTES — 0.3%
Bank Negara Malaysia Bills zero coupon due 10/13/05(4)(13)	MYR	1,461,000	382,118
Prudential Funding Corp. 3.25% due 07/01/05(13)		100,000	100,000

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $481,625)			482,118

Repurchase Agreements — 3.1%

Agreement with State Street Bank & Trust Co., bearing interest at 1.40%, dated 06/30/05, to be repurchased 07/01/05 in the amount of $1,008,039 and collateralized by $995,000 of United States Treasury Notes, bearing interest at 4.25%, due 08/15/14 and having an approximate value of $1,032,313(13)		1,008,000	1,008,000
State Street Bank & Trust Co. Joint Repurchase Agreement Account(10)		437,000	437,000
UBS Securities, LLC Joint Repurchase Agreement Account(10)		4,370,000	4,370,000

TOTAL REPURCHASE AGREEMENTS (cost $5,815,000)			5,815,000

TOTAL INVESTMENTS —
(cost $178,548,450) @	101.5%		187,574,355
Liabilities in excess of other assets—	(1.5)		2,800,564

NET ASSETS—	100.0%		$184,773,791

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At June 30, 2005 the aggregate value of these securities was $11,062,470 representing 5.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

@	See Note 4 for cost of investments on a tax basis.
(1)	Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of June 30, 2005.
(2)	Commercial Mortgage-Backed Security
(3)	Collateralized Mortgage Obligation
(4)	Fair valued security; see Note 1
(5)	Variable rate security - the rate reflected is as of June 30, 2005; maturity date reflects next reset date.
(6)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate.
Rate shown reflects the increased rate.
(7)	Bond in default
(8)	Denominated in United States dollars unless otherwise indicated.
(9)	Consists of more than one class of securities traded together as a unit.
(10)	See Note 2 for details of Joint Repurchase Agreement.
(11)	Security is a preferred stock where the dividend rate increases or steps up at a predetermined rate. The rate reflected is as of June 30, 2005.
(12)	Illiquid security
(13)	The security or a portion thereof represents collateral for open futures contracts.
(14)	The security or a portion thereof represents collateral for TBAs.
(15)	Company has filed Chapter 11 bankruptcy.
ADR-	American Depository Receipt
GDR-	Global Depository Receipt

Pass Through-	These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
TBA-	Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of June 30, 2005	Unrealized Appreciation (Depreciation)
39 Long	U.S. Treasury 2 YR Note	September 2005	$8,098,263	$8,099,813	$1,550

Open Forward Foreign Currency Contracts

Contract			In		Delivery	Gross Unrealized
to Deliver			Exchange For		Date	Appreciation
	USD	150,633	ARS	440,000	09/21/05	$1,517
*	AUD	190,000	USD	146,146	08/04/05	1,826
	CHF	250,000	USD	202,118	09/21/05	5,795
*	CZK	2,560,000	USD	104,883	09/21/05	1,597
*	EUR	1,901,000	USD	2,333,019	07/07/05	31,987
*	GBP	120,000	USD	219,309	07/07/05	4,362
	GBP	120,000	USD	214,817	08/04/05	90
*	IDR	3,126,000,000	USD	318,290	09/21/05	2,962
	ILS	460,000	USD	104,311	09/21/05	3,806
*	JPY	32,500,000	USD	302,637	07/07/05	9,420
	JPY	22,800,000	USD	208,645	08/04/05	2,408
*	KRW	168,000,000	USD	166,791	09/21/05	4,383
*	NOK	510,000	USD	79,797	09/21/05	1,500
	NZD	150,000	USD	105,098	09/21/05	1,543
*	PHP	31,240,000	USD	561,654	12/22/05	9,718
*	RUB	5,270,000	USD	184,588	09/21/05	1,073
*	SEK	1,510,000	USD	199,714	09/21/05	5,555
*	SGD	170,000	USD	101,827	09/21/05	651
*	SKK	3,300,000	USD	104,571	09/21/05	187
*	THB	9,710,000	USD	245,368	07/12/05	10,511
	THB	4,300,000	USD	104,066	09/21/05	155
*	USD	601,910	COP	1,420,000,000	07/01/05	8,121
*	USD	812,614	BRL	2,200,000	07/06/05	129,369
*	USD	644,323	INR	28,510,000	07/29/05	10,470
*	USD	1,191,845	EUR	984,000	08/04/05	370
	USD	121,905	UAH	650,000	08/08/05	7,675
	USD	79,875	PEN	260,000	09/21/05	33
	USD	154,123	HUF	31,700,000	09/21/05	35
*	USD	222,172	ZAR	1,490,000	09/21/05	125
*	USD	105,898	CAD	130,000	09/21/05	426
	USD	79,641	BRL	195,000	09/21/05	1,333
	USD	248,711	MXN	2,750,000	09/21/05	3,402
	USD	284,497	TRY	400,000	09/21/05	8,414
*	USD	684,270	CLP	397,800,000	11/10/05	3,544
	USD	107,347	BRL	320,000	02/16/06	18,858
*	ZAR	1,490,000	USD	228,079	09/21/05	5,782
						299,000

Contract			In		Delivery	Gross Unrealized
to Deliver			Exchange For		Date	Depreciation
*	BRL	2,200,000	USD	811,762	07/06/05	$(130,220)
*	USD	2,319,139	EUR	1,901,000	07/07/05	(18,106)
*	USD	246,968	THB	9,710,000	07/12/05	(12,111)
*	CLP	397,800,000	USD	677,387	11/10/05	(10,427)
*	USD	301,014	JPY	32,500,000	07/07/05	(7,797)
*	INR	19,960,000	USD	452,266	07/29/05	(6,158)

*	USD	168,252	KRW	168,000,000	09/21/05	(5,844)
*	USD	217,535	IDR	2,109,000,000	09/21/05	(4,795)
*	COP	1,420,000,000	USD	605,273	07/01/05	(4,758)
*	USD	94,629	SEK	700,000	09/21/05	(4,622)
*	USD	208,589	CZK	5,100,000	09/21/05	(2,824)
*	EUR	1,114,000	USD	1,347,007	08/04/05	(2,717)
*	USD	510,684	TWD	15,950,000	11/21/05	(2,506)
*	USD	554,157	PHP	31,240,000	12/22/05	(2,220)
*	USD	212,862	SKK	6,660,000	09/21/05	(2,195)
*	USD	185,433	RUB	5,270,000	09/21/05	(1,918)
*	AUD	750,000	USD	568,751	07/07/05	(1,904)
*	CAD	130,000	USD	104,544	09/21/05	(1,780)
	USD	280,772	PLN	935,000	09/21/05	(1,749)
	USD	153,575	TWD	4,790,000	09/21/05	(1,586)
*	USD	79,798	NOK	510,000	09/21/05	(1,501)
*	USD	102,646	SGD	170,000	09/21/05	(1,470)
*	TWD	10,800,000	USD	343,020	11/21/05	(1,076)
	USD	312,527	COP	731,000,000	09/21/05	(1,038)
*	USD	571,434	AUD	750,000	07/07/05	(780)
	USD	82,725	ISK	5,400,000	09/21/05	(695)
*	USD	45,863	AUD	60,000	08/04/05	(288)
*	USD	215,044	GBP	120,000	07/07/05	(97)
						(233,181)
	Net Unrealized Appreciation (Depreciation)					$65,819

* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

ARS - Argentine Peso	IDR - Indonesian Rupiah	PLN - Polish Zloty
AUD - Australian Dollar	ILS - Israeli Shekel	RUB - Russian Ruble
BRL - Brazilian Real	INR - Indian Rupee	SEK - Swedish Krona
CAD - Canadian Dollar	ISK- Iceland Krona	SGD - Singapore Dollar
CHF - Swiss Franc	JPY - Japanese Yen	SKK - Slovakian Koruna
CLP - Chilean Peso	KRW - South Korean Won	THB - Thailand Baht
COP - Colombian Peso	MXN - Mexican Peso	TRY - Turkish Lira
CZK - Czech Koruna	MYR - Malaysian Ringgit	TWD - Taiwan Dollar
EUR - Euro	NOK - Norwegian Krone	UAH- Ukraine Hryvna
GBP - Pound Sterling	NZD - New Zealand Dollar	USD - United States Dollar
HUF - Hungarian Forint	PEN- Peruvian Nouveau Sol	UYU - Uruguay Peso
	PHP - Philippine Peso	ZAR - South African Rand

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

ASSET ALLOCATION: DIVERSIFIED
GROWTH PORTFOLIO

Investment Portfolio — June 30, 2005

(unaudited)

Common Stock — 78.0%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 7.3%

Apparel & Textiles — 0.5%
Adidas-Salomon AG(1)	800	$133,456
Cherokee, Inc.	2,900	100,398
Industria de Diseno Textil SA(1)	13,059	335,380
Next, PLC(1)	16,331	439,840
Puma AG(1)	200	49,410
Skechers USA, Inc., Class A†	16,800	239,568
Timberland Co., Class A†(5)	19,900	770,528

Appliances & Household Durables — 0.1%
Berkeley Group Holdings, PLC(1)(13)	35,597	581,691

Automotive — 1.5%
Aisin Seiki Co., Ltd.(1)	12,500	270,084
Ansell, Ltd.(1)	21,365	162,331
Autobacs Seven Co., Ltd.(1)	4,100	137,257
Autogrill SpA	28,800	378,615
Autoliv, Inc.(5)	13,650	597,870
Cummins, Inc.(5)	18,050	1,346,710
Harris & Harris Group, Inc.†	9,400	111,954
Honda Motor Co., Ltd.(1)	4,000	196,769
NOK Corp.(1)	6,000	166,654
Polaris Industries, Inc.(5)	5,950	321,300
S.A. D’ieteren NV(1)	281	58,041
Toyota Motor Corp.(1)	8,900	318,196
Volkswagen AG(1)	2,400	109,489
Volvo AB, Class A(1)	15,600	613,019
Yamaha Motor Co., Ltd.(1)	48,700	886,444

Housing & Household Durables — 0.4%
Black & Decker Corp.(5)	10,150	911,978
NVR, Inc.†(5)	750	607,500

Retail — 4.8%
7-Eleven, Inc.†	10,450	316,008
Aderans Co., Ltd.	12,400	293,897
Aeropostale, Inc.†(5)	29,100	977,760
American Eagle Outfitters, Inc.(5)	33,400	1,023,710
Barnes & Noble, Inc.†(5)	17,700	686,760
Bebe Stores, Inc.	11,775	311,684
BJ’s Wholesale Club, Inc.†	9,350	303,782
Casey’s General Stores, Inc.	7,300	144,686
Charming Shoppes, Inc.†	26,500	247,245
Children’s Place Retail Stores, Inc.†	7,300	340,691
Colruyt SA(1)	4,202	571,957
Costco Wholesale Corp.(12)	10,900	488,538
Dillard’s, Inc., Class A(5)	36,650	858,343
Federated Department Stores, Inc.	9,500	696,160
GUS, PLC(1)	27,188	427,418
Inchcape, PLC(1)	21,339	784,124
Itochu Corp.(1)	139,000	697,964
Longs Drug Stores Corp.	6,100	262,605
Marubeni Corp.	55,000	187,661
Metro AG	3,500	173,250
Michaels Stores, Inc.	10,600	438,522
Mitsui & Co., Ltd.(1)	88,000	828,949
Movie Gallery, Inc.	8,200	216,726

Nordstrom, Inc.(5)	21,250	1,444,363
Nu Skin Enterprises, Inc., Class A	14,500	337,850
Pantry, Inc.†(5)	19,700	762,981
Rent-A-Center, Inc.†	9,600	223,584
ShopKo Stores, Inc.†	9,100	221,221
Stein Mart, Inc.(5)	22,200	488,400
SUPERVALU, Inc.(5)	11,700	381,537
W.W. Grainger, Inc.(5)	15,100	827,329
Wal-Mart Stores, Inc.(5)	25,900	1,248,380
Woolworths, Ltd.(1)	79,921	1,000,109
		28,058,676

CONSUMER STAPLES — 4.9%

Food, Beverage & Tobacco — 3.9%
Albertson’s, Inc.(5)	32,900	680,372
Altria Group, Inc.(5)	28,900	1,868,674
Archer-Daniels-Midland Co.(5)	32,750	700,195
Axfood AB(1)	6,800	170,276
Boston Beer Co., Inc., Class A†	6,450	144,738
British American Tobacco, PLC(1)	43,809	846,207
Cal-Maine Foods, Inc.	40,200	243,210
Carrefour SA(1)	5,837	281,670
Chiquita Brands International, Inc.	15,000	411,900
Continental AG(1)	5,900	424,144
Del Monte Foods Co.†	41,400	445,878
Fyffes, PLC (Dublin)(1)	76,656	228,773
Fyffes, PLC (London)(1)	6,344	18,802
General Mills, Inc.(5)	8,600	402,394
Heineken NV(1)	11,330	349,051
Imperial Tobacco Group, PLC(1)	8,246	221,456
Japan Tobacco, Inc.(1)	73	972,898
Kellogg Co.(5)	46,750	2,077,570
Koninklijke Ahold NV†(1)	13,166	107,878
Nash Finch Co.	8,400	308,616
Nestle SA(1)	1,762	450,300
PepsiAmericas, Inc.(5)	35,150	901,949
Pilgrim’s Pride Corp.	11,600	395,908
Ralcorp Holdings, Inc.	6,800	279,820
Safeway, Inc.	17,700	399,843
Snow Brand Milk Products Co., Ltd.†	21,000	63,002
Toyo Suisan Kaisha, Ltd.	44,000	687,502
Unilever NV(1)	1,112	71,987
UST, Inc.(5)	10,150	463,449
Whole Foods Market, Inc.	3,200	378,560

Household & Personal Products — 1.0%
Clorox Co.(5)	25,500	1,420,860
Kimberly-Clark Corp.(5)	19,800	1,239,282
Playtex Products, Inc.†	22,800	245,328
Procter & Gamble Co.(5)	13,950	735,863
Tupperware Corp.	10,700	250,059
		18,888,414

ENERGY — 7.7%

Energy Services — 3.6%
CAL Dive International, Inc.†	7,900	413,723
Centrica, PLC†(1)	70,281	291,341
E ON AG(1)	10,500	932,191
Giant Industries, Inc.†	11,000	396,000
Norsk Hydro ASA(1)	5,485	501,380
Repsol YPF SA(1)	9,109	231,862
Royal Dutch Petroleum Co.(1)	14,643	953,008
RWE AG(1)	5,398	346,941
Sempra Energy(5)	32,000	1,321,920

Shell Transport & Trading Co., PLC(1)	199,198	1,929,679
Sierra Pacific Resources†(5)	67,050	834,773
Statoil ASA(1)	44,400	902,387
Sunoco, Inc.(5)	15,000	1,705,200
Tesoro Corp.	20,650	960,638
Total SA(1)	4,455	1,043,280
UGI Corp.	9,800	273,420
Unisource Energy Corp.(5)	17,200	528,900
Veritas DGC, Inc.†	15,500	429,970

Energy Sources — 4.1%
BP, PLC(1)	140,096	1,456,818
Burlington Resources, Inc.(5)	15,100	834,124
ChevronTexaco Corp.(5)	58,100	3,248,952
Eni SpA(1)	56,600	1,453,131
Exxon Mobil Corp.(5)	103,980	5,975,730
Frontier Oil Corp.	19,700	578,195
Harvest Natural Resources, Inc.†	17,500	191,275
Holly Corp.(5)	16,500	770,055
Marathon Oil Corp.(5)	13,200	704,484
Petroleum Development Corp.†	11,000	350,350
		29,559,727

FINANCE — 14.8%

Banks — 6.1%
Allied Irish Banks, PLC(1)	20,517	439,895
Australia & New Zealand Banking Group, Ltd.(1)	26,435	435,965
Bank of America Corp.(5)	56,700	2,586,087
Bank of Fukuoka, Ltd.(1)	63,000	371,911
Bank of Ireland(1)	7,643	122,876
Bank of Yokohama, Ltd.(1)	56,000	321,724
Barclays, PLC(1)	151,359	1,501,840
Bayerische Hypo-und Vereinsbank AG†(1)	4,400	114,434
BNP Paribas SA(1)	19,604	1,340,306
Chiba Bank, Ltd.(1)	51,000	334,537
Colonial BancGroup, Inc.	17,200	379,432
Comerica, Inc.	4,650	268,770
DBS Group Holdings, Ltd.(1)	92,141	779,664
Depfa Bank, PLC†(1)	5,815	93,021
Deutsche Bank AG(1)	3,000	233,911
FirstFed Financial Corp.†	5,800	345,738
Flagstar Bancorp, Inc.	17,900	338,847
Fremont General Corp.	19,050	463,486
Gunma Bank, Ltd.(1)	10,000	60,117
HBOS, PLC(1)	78,352	1,205,767
KBC Bancassurance Holding(1)	12,357	973,818
KeyCorp(5)	24,000	795,600
Macquarie Bank, Ltd.(1)	1,779	80,446
Mitsubishi Tokyo Financial Group, Inc.†(1)	43	362,978
Nara Bancorp, Inc.	12,350	181,298
National City Corp.(5)	15,000	511,800
Nordea Bank AB(1)	110,500	1,001,548
Oriental Financial Group	16,440	250,874
R&G Financial Corp., Class B	7,150	126,484
Resona Holdings, Inc.†(1)	58,000	107,728
Royal Bank of Scotland Group, PLC *(1)	33,271	1,001,921
Sumitomo Mitsui Financial Group, Inc.(1)	12	80,847
U.S. Bancorp(5)	26,430	771,756
UFJ Holdings, Inc.†(1)	59	305,893
UnionBanCal Corp.(5)	23,200	1,552,544
Wachovia Corp.	13,000	644,800
Wells Fargo & Co.(5)	23,280	1,433,582
Westpac Banking Corp., Ltd.(1)	72,657	1,099,723
Wilshire Bancorp, Inc.	16,150	231,429

Financial Services — 4.6%
Accredited Home Lenders Holding Co.†	8,950	393,800
Advanta Corp., Class B	4,550	128,128
Affiliated Managers Group, Inc.†	6,600	450,978
Calamos Asset Management, Inc., Class A	13,400	365,016
Citigroup, Inc.(5)	80,601	3,726,184
Countrywide Financial Corp.	9,950	384,169
Credit Suisse Group(1)	23,319	914,874
Deutsche Boerse AG(1)	798	62,321
Digi International, Inc.†	17,500	207,550
Direct General Corp.	15,600	290,316
Dun & Bradstreet Corp.†(5)	11,900	733,635
Eaton Vance Corp.	35,200	841,632
Freddie Mac	3,300	215,259
Hitachi Capital Corp.(1)	8,500	167,493
ICAP, PLC(1)	14,882	78,994
IndyMac Bancorp, Inc.(5)	25,300	1,030,469
J.P. Morgan Chase & Co.(5)	30,440	1,075,141
London Stock Exchange, PLC†(1)	36,593	321,904
Man Group, PLC(1)	37,356	965,280
MBNA Corp.(5)	15,850	414,636
Metris Cos., Inc.†	17,100	247,266
Mizuho Financial Group, Inc.(1)	123	553,917
Moody’s Corp.(5)	21,000	944,160
Nelnet, Inc., Class A†	8,100	269,487
Orix Corp.†(1)	2,200	328,961
Provident Financial, PLC(1)	23,508	302,397
Raymond James Financial, Inc.(5)	28,900	816,425
Schroders, PLC(1)	22,024	297,846
Tower, Ltd.†(1)	72,155	107,559
Westcorp(5)	19,700	1,032,674

Insurance — 4.1%
Aegon NV(1)	20,107	259,212
Aetna, Inc.	7,500	621,150
Alleghany Corp.†	1,750	519,750
Allianz AG(1)	2,910	333,099
Allstate Corp.(5)	9,950	594,512
American Financial Group, Inc.	20,450	685,484
American International Group, Inc.#(5)	8,718	506,516
CIGNA Corp.(5)	3,800	406,714
Commerce Group, Inc.	2,000	124,220
First American Corp.(5)	29,100	1,168,074
FPIC Insurance Group, Inc.†	8,700	255,171
ING Groep NV(1)	37,929	1,067,076
Insurance Australia Group, Ltd.(1)	195,023	888,438
LandAmerica Financial Group, Inc.	8,000	474,960
Loews Corp.(5)	12,850	995,875
Mapfre Reinsurance Corp. SA(1)	35,907	535,320
Mercury General Corp.(5)	9,700	528,844
Muenchener Rueckversicherungs-Gesellschaft AG(1)	1,500	159,752
Nationwide Financial Services, Inc., Class A	5,900	223,846
Odyssey Re Holdings Corp.	9,300	229,524
Old Republic International Corp.	18,950	479,246
QBE Insurance Group, Ltd.(1)	49,682	604,485
Sampo Oyj, Class A(1)	11,300	176,082
St. Paul Travelers Cos., Inc.	1	40
Stewart Information Services Corp.	10,300	432,600
Swiss Re(1)	4,130	253,125
UICI(5)	17,600	523,952
W.R. Berkley Corp.	13,825	493,276
Zenith National Insurance Corp.(5)	15,600	1,058,616
Zurich Financial Services AG†(1)	6,368	1,093,654
		56,614,481

HEALTHCARE — 8.7%

Drugs — 4.6%
Abbott Laboratories(5)	26,500	1,298,765
Allergan, Inc.(5)	6,500	554,060
Alpharma, Inc., Class A	22,150	320,511
Amgen, Inc.†	10,800	652,968
Applera Corp. - Celera Genomics Group†	36,200	397,114
Astellas Pharma, Inc.(1)	11,400	389,040
AstraZeneca, PLC(1)	35,359	1,461,148
Bristol-Myers Squibb Co.(5)	91,650	2,289,417
Caremark Rx, Inc.†	6,377	283,904
Celesio AG(1)	515	40,500
Chugai Pharmaceutical Co., Ltd.(1)	39,700	612,500
Connetics Corp.†	12,500	220,500
Eli Lilly & Co.(5)	14,200	791,082
First Horizon Pharmaceutical Corp.†(5)	32,500	618,800
Gilead Sciences, Inc.†	19,250	846,807
GlaxoSmithKline, PLC(1)	48,314	1,165,703
Invitrogen Corp.†	3,100	258,199
Merck & Co., Inc.(5)	62,750	1,932,700
Pfizer, Inc.(5)	45,000	1,241,100
Roche Holdings AG-Genusschein(1)	8,954	1,129,184
Schering AG(1)	2,900	177,601
Schering-Plough Corp.	11,200	213,472
Taisho Pharmaceutical Co., Ltd.(1)	26,000	504,345
ViaCell, Inc.†	31,100	331,215

Health Services — 2.2%
Centene Corp.†	11,500	386,170
Coventry Health Care, Inc.†	22,300	1,577,725
Genesis Healthcare Corp.†	24,350	1,126,918
Humana, Inc.†	23,900	949,786
Lincare Holdings, Inc.†	7,750	316,510
Sierra Health Services, Inc.†	17,400	1,243,404
UnitedHealth Group, Inc.(5)	39,500	2,059,530
Wellpoint, Inc.†(5)	7,700	536,228

Medical Products — 1.9%
Alfresa Holdings Corp.(1)	1,100	49,116
Bausch & Lomb, Inc.	6,100	506,300
Becton Dickinson & Co.	27,800	1,458,666
DJ Orthopedics, Inc.†	8,000	219,440
Haemonetics Corp.†	3,250	132,080
Johnson & Johnson(5)	73,100	4,751,500
MEDICEO Holdings Co., Ltd.(1)	12,100	161,135
		33,205,143

INDUSTRIAL & COMMERCIAL — 7.9%

Aerospace & Military Technology — 1.0%
BAE Systems, PLC(1)	45,246	231,618
Boeing Co.(5)	20,340	1,342,440
Europeon Aeronautic Defense and Space Co.(1)	9,447	299,773
Innovative Solutions & Support, Inc.†(5)	15,750	528,728
Rockwell Automation, Inc.(5)	19,850	966,893
United Industrial Corp.	9,550	341,317

Business Services — 1.8%
ABB, Ltd.†(1)	15,677	102,152
Aegis Group, PLC(1)	204,441	362,710
Amadeus Global Travel Distrubution SA, Class A†(1)	59,092	517,034
Applera Corp. - Applied Biosystems Group	21,900	430,773
Brady Corp., Class A	10,000	310,000
Brink’s Co.	6,300	226,800

Catalina Marketing Corp.	13,450	341,764
Chemed Corp.	8,100	331,128
Davis Service Group, PLC(1)	35,500	288,171
Dex Media, Inc.(5)	31,100	759,151
Getty Images, Inc.†(5)	10,350	768,591
Heidrick & Struggles International, Inc.†	10,650	277,752
John H. Harland Co.(5)	17,100	649,800
Korn/Ferry International†	14,200	252,050
Leighton Holdings, Ltd.(1)	23,172	201,774
Linde AG(1)	2,587	174,155
Okumura Corp.(1)	24,000	135,373
SKF AB(1)	20	204
WESCO International, Inc.†(5)	21,850	685,653

Electrical Equipment — 0.7%
Alps Electric Co., Ltd.(1)	10,000	152,326
Artesyn Technologies, Inc.†	30,900	268,830
Eaton Corp.	8,700	521,130
Emerson Electric Co.(5)	11,800	739,034
Mitsubishi Electric Corp.(1)	40,000	210,919
Oce NV(1)	14,955	219,808
Schindler Holding AG(1)	917	330,523

Machinery — 0.8%
Albany International Corp., Class A	4,250	136,468
Applied Industrial Technologies, Inc.	6,100	196,969
IMI, PLC(1)	28,878	215,014
Kennametal, Inc.	7,250	332,412
MAN AG(1)	4,800	198,641
Nordson Corp.	10,600	363,368
Rieter Holding AG(1)	1,335	369,096
Stanley Works	4,800	217,157
Tecumseh Products Co., Class A	4,000	109,760
Terex Corp.†	19,900	784,060
Wartsila Oyj, Class B(1)	8,200	236,255

Multi-Industry — 1.7%
3M Co.(5)	15,850	1,145,955
Eagle Materials, Inc.	950	87,961
Enpro Industries, Inc.†	15,250	440,268
General Electric Co.(5)	93,250	3,231,112
Invensys, PLC†(1)	197,718	36,902
James Hardie Industries NV(1)	18,841	108,321
Perini Corp.†#	6,500	106,730
Rinker Group, Ltd.(1)	36,503	385,355
Swire Pacific, Ltd., Class A(1)	90,500	797,062
Tomkins, PLC(1)	49,143	229,085

Transportation — 1.9%
AP Moller - Maersk A/S(1)	103	978,380
Arriva, PLC(1)	55,929	544,886
CNF, Inc.(5)	25,600	1,149,440
DSV A/S(1)	2,825	239,300
FedEx Corp.(5)	13,800	1,117,938
J.B. Hunt Transport Services, Inc.(5)	46,400	895,520
National Express Group, PLC(1)	15,831	256,910
Neptune Orient Lines, Ltd.(1)	168,000	375,785
Norfolk Southern Corp.(5)	25,100	777,096
Orient Overseas International, Ltd.(1)	50,800	222,036
Overseas Shipholding Group, Inc.	3,700	224,002
Vinci SA(1)	7,472	621,570
		30,099,188

INFORMATION & ENTERTAINMENT — 4.2%

Broadcasting & Media — 1.8%
4Kids Entertainment, Inc.†	10,900	216,692
British Sky Broadcasting Group, PLC(1)	39,181	369,247
Citadel Broadcasting Corp.†	18,150	207,817
EMAP, PLC(1)	19,503	271,065
Gemstar-TV Guide International, Inc.†	36,850	132,292
McGraw-Hill Cos., Inc.(5)	23,300	1,031,025
Mediaset SpA(1)	62,130	731,155
Reader’s Digest Assoc., Inc.	12,800	211,200
Singapore Press Holdings, Ltd.†(1)	17,000	43,338
Societe Television Francaise 1(1)	1,499	39,703
Time Warner, Inc.†(5)	132,950	2,221,594
United Business Media†(1)	11,749	104,015
Ventiv Health, Inc.†(5)	21,250	409,700
Vivendi Universal SA(1)	25,324	793,050

Entertainment Products — 0.5%
Dreamworks Animation SKG, Inc., Class A†	21,800	571,160
Fujikura, Ltd.	12,000	58,397
JAKKS Pacific, Inc.†	10,500	201,705
Multimedia Games, Inc.†	37,350	411,224
Walt Disney Co.(5)	27,750	698,745

Leisure & Tourism — 1.9%
Alaska Air Group, Inc.†(5)	16,500	490,875
Ameristar Casinos, Inc.(5)	21,300	555,717
Bluegreen Corp.†	16,800	292,488
British Airways, PLC†(1)	15,165	71,294
CEC Entertainment, Inc.†(5)	19,150	806,023
CKE Restaurants, Inc.(5)	43,750	609,000
Darden Restaurants, Inc.(5)	35,800	1,180,684
Deutsche Lufthansa AG(1)	9,600	117,583
ExpressJet Holdings, Inc.†	35,650	303,382
GTECH Holdings Corp.	13,650	399,126
Jack in the Box, Inc.†	11,200	424,704
Konami Corp.(1)	4,300	90,270
Kuoni Reisen Holdings†(1)	695	282,136
McDonald’s Corp.(5)	28,700	796,425
Singapore Airlines, Ltd.(1)	29,000	192,427
Yum! Brands, Inc.(5)	12,350	643,188
		15,978,446

INFORMATION TECHNOLOGY — 14.1%

Communication Equipment — 0.2%
QUALCOMM, Inc.(5)	24,750	816,998

Computer Services — 0.9%
Agilysys, Inc.(5)	27,200	427,040
Autodesk, Inc.(5)	40,200	1,381,674
Digital River, Inc.†	7,700	244,475
Sun Microsystems, Inc.†(5)	188,300	702,359
Symantec Corp.†(5)	37,150	807,641

Computer Software — 2.5%
Adobe Systems, Inc.(5)	20,300	580,986
Citrix Systems, Inc.†	17,800	385,548
Hyperion Solutions Corp.†	4,050	162,972
Inter-Tel, Inc.	8,250	153,532
McAfee, Inc.†(5)	30,850	807,653
Microsoft Corp.(5)	185,150	4,599,126
MicroStrategy, Inc., Class A†	8,300	440,232
Oracle Corp.†	76,400	1,008,480
Pixar†(5)	25,200	1,261,260
Seagate Technologies†(1)(11)	970	0

Computers & Business Equipment — 1.9%
Apple Computer, Inc.†	28,500	1,049,085
Brocade Communications Systems, Inc.†	71,000	275,480
Dell, Inc.†(5)	44,600	1,762,146
Hutchinson Technology, Inc.†	8,800	338,888
International Business Machines Corp.(5)	22,450	1,665,790
Komag, Inc.†	8,300	235,471
MTS Systems Corp.	6,800	228,344
NCR Corp.†(5)	23,000	807,760
RadiSys Corp.†	12,250	197,837
Western Digital Corp.†	48,528	651,246

Electronics — 3.9%
Advantest Corp.(1)	3,000	219,892
Agere Systems, Inc.†	34,475	413,700
Atmel Corp.†	117,600	278,712
Canon, Inc.(1)	14,700	769,976
Cookson Group, PLC†(1)	236,007	1,284,901
Energizer Holdings, Inc.†(5)	9,550	593,723
FEI Co.†	9,600	218,976
Freescale Semiconductor, Inc., Class B†(5)	37,809	800,795
Infineon Technologies AG†(1)	7,600	70,562
Integrated Device Technology, Inc.†	31,000	333,250
Intel Corp.(5)	137,500	3,583,250
Lam Research Corp.†	23,750	687,325
Linear Technology Corp.	10,450	383,411
Matsushita Electric Industrial Co., Ltd.(1)	42,000	637,284
NEC Corp.(1)	83,000	446,042
NEC Electronics Corp.(1)	5,800	260,116
Omron Corp.(1)	12,800	282,001
PerkinElmer, Inc.	23,500	444,150
Photronics, Inc.†(5)	13,750	320,925
QLogic Corp.†	22,900	706,923
Sharp Corp.(1)	8,000	124,528
Solectron Corp.†	152,900	579,491
Sony Corp.(1)	6,600	227,284
Tech Data Corp.†(5)	12,100	442,981
Thomas & Betts Corp.†	7,700	217,448
Toshiba Corp.(1)	118,000	467,594
Veeco Instruments, Inc.†	14,300	232,804

Internet Content — 0.3%
NTT Data Corp.(1)	174	590,512
Trizetto Group, Inc.†	15,400	215,754
Verity, Inc.†	20,200	177,154

Internet Software — 0.4%
BEA Systems, Inc.†	50,750	445,585
F5 Networks, Inc.†	7,300	345,071
TIBCO Software, Inc.†	16,300	106,602
Websense, Inc.†(5)	11,000	528,550

Telecommunications — 4.0%
Alcatel SA†(1)	7,620	83,081
AT&T Corp.(5)	63,300	1,205,232
BellSouth Corp.(5)	23,950	636,352
CenturyTel, Inc.	12,650	438,070
Cisco Systems, Inc.†(5)	118,550	2,265,490
Comtech Telecommunications Corp.†	11,900	388,297
Deutsche Telekom AG(1)	20,900	386,246
Eircom Group, PLC(1)	42,462	94,541
France Telecom SA(1)	10,556	306,671
j2 Global Communications, Inc.†	13,000	447,720
Koninklijke (Royal) KPN NV(1)	24,651	206,472
Mobistar SA(1)	2,421	202,329
Motorola, Inc.	27,750	506,715
Nippon Telegraph & Telephone Corp.(1)	48	205,731

Nokia Oyj(1)	80,950	1,347,154
NTT DoCoMo, Inc.(1)	292	429,252
Premiere Global Services, Inc.†	10,900	123,061
Smartone Telecommunications Holdings, Ltd.(1)	46,500	51,122
Sprint Corp.(5)	46,950	1,177,975
TDC A/S(1)	3,150	134,839
Telefonaktiebolaget LM Ericsson, Class B(1)	88,373	282,325
Telefonica SA(1)	22,029	359,684
Telekom Austria AG(1)	4,446	86,421
Uniden Corp.(1)	5,000	78,624
Verizon Communications, Inc.(5)	59,150	2,043,632
Vodafone Group, PLC(1)	823,790	2,001,729
		53,918,060

MATERIALS — 4.7%

Chemicals — 1.5%
BASF AG(1)	7,626	505,451
Clariant AG†(1)	17,865	236,426
DSM NV(1)	4,008	273,691
Eastman Chemical Co.(5)	15,100	832,765
Georgia Gulf Corp.(5)	11,800	366,390
OM Group, Inc.†	9,400	232,086
PPG Industries, Inc.(5)	15,350	963,366
Shin-Etsu Chemical Co., Ltd.(1)	14,000	529,090
Suez SA(1)	35,426	958,146
Terra Industries, Inc.†(5)	92,400	629,244

Forest Products — 0.4%
Louisiana-Pacific Corp.(5)	45,550	1,119,619
Rayonier, Inc.	9,200	487,876

Metals & Minerals — 2.8%
ACS, Actividades de Construccion y Servicios, SA†(1)	18,241	508,744
AK Steel Holding Corp.†	42,000	269,220
Arcelor(1)	47,083	918,891
Bayer AG(1)	4,700	156,317
BHP Steel, Ltd.(1)	8,521	52,798
BPB, PLC(1)	10,976	103,651
Commercial Metals Co.	13,600	323,952
Fletcher Building, Ltd.(1)	90,585	434,136
Italcementi SpA(1)	7,500	116,720
JFE Holding, Inc.(1)	6,200	152,372
Kobe Steel, Ltd.(1)	278,000	522,332
Lafarge North America, Inc.(5)	9,150	571,326
Metal Management, Inc.	12,300	238,005
Mueller Industries, Inc.(5)	28,600	775,060
NS Group, Inc.†	14,500	471,395
Nucor Corp.	13,450	613,589
Phelps Dodge Corp.(5)	10,000	925,000
Quanex Corp.	4,100	217,341
Rautaruukki Oyj(1)	13,500	201,598
Southern Peru Copper Corp.	7,750	332,010
United States Steel Corp.(5)	19,300	663,341
USEC, Inc.	31,600	462,624
USG Corp.†	14,950	635,375
Veolia Environment(1)	11,171	418,200
Voestalpine AG(1)	9,409	658,174
		17,876,321

REAL ESTATE — 1.8%

Real Estate Companies — 0.7%
Balfour Beatty, PLC(1)	13,017	76,975
Bouygues SA(1)	7,986	329,668
Daito Trust Construction Co., Ltd.(1)	3,800	141,872

Jones Lang LaSalle, Inc.†	6,100	269,803
Lend Lease Corp., Ltd.(1)	23,923	235,472
Metrovacesa SA(1)	2,650	156,087
New Century Financial Corp.	5,200	267,540
Saxon Capital, Inc.	18,100	308,967
Skanska AB, Class B(1)	28,400	349,996
St. Joe Co.	4,800	391,392
Trammell Crow Co.†	9,600	232,704

Real Estate Investment Trusts — 1.1%
Aames Investment Corp.	7,300	70,956
American Home Mtg. Investment Corp.	13,250	463,220
CBL & Associates Properties, Inc.	11,600	499,612
Cousins Properties, Inc.	16,250	480,675
HRPT Properties Trust	37,400	464,882
LTC Properties, Inc.	8,950	185,265
RAIT Investment Trust	12,550	375,872
Senior Housing Properties Trust	25,700	485,987
Tarragon Corp.†	10,700	270,175
Vornado Realty Trust	5,100	410,040
Weingarten Realty Investors, Inc.	12,700	498,094
		6,965,254

UTILITIES — 1.9%

Electric Utilities — 0.7%
Edison International(5)	18,750	760,313
Electric Power Development Co., Ltd.†(1)	5,500	158,399
MDU Resources Group, Inc.	9,500	267,615
National Grid Group, PLC(1)	20,689	200,062
PG&E Corp.(5)	32,300	1,212,542

Gas & Pipeline Utilities — 1.2%
Energen Corp.(5)	29,300	1,026,965
Equitable Resources, Inc.	5,900	401,200
National Fuel Gas Co.(5)	16,700	482,797
Oneok, Inc.(5)	40,800	1,332,120
Osaka Gas Co., Ltd.(1)	288,000	907,594
Questar Corp.(5)	8,300	546,970
		7,296,577

TOTAL COMMON STOCK (cost $285,844,118)		298,460,287

Asset-Backed Securities — 4.2%

FINANCE — 4.2%

Financial Services — 4.2%
Aames Mtg. Investment Trust, Series 2004 1 2A1 3.43% due 01/25/35(3)	85,958	86,217
Aames Mtg.Trust, Series 2003-1 AIO 6.00% due 10/25/05(6)	91,500	1,721
ABFS Mtg. Loan Trust, Pass Through Certificate, Series 2003 1 AIO 4.00% due 09/15/05(6)	61,729	408
ACE Securities Corp., Series 2003-FM1 AIO 3.50% due 10/25/05(6)	124,000	1,427
Adjustable Rate Mtg. Trust, Series 2005-7 1A1 4.98% due 07/01/05(1)(2)(7)	51,000	51,382
Advanta Business Card Master Trust, Series 2004 C1C 4.31% due 09/20/13(3)	65,000	66,209
Aegis Asset Backed Securities Trust, Series 2004-1N 5.00% due 02/25/34*(11)	20,394	20,318
Aegis Asset Backed Securities Trust, Series 2004-5N 5.00% due 12/25/34*(11)	28,963	28,859
Aegis Asset Backed Securities Trust, Series 2004-6N 4.75% due 03/25/35*(1)(11)	33,962	33,776
American Home Mtg. Investment Trust, Series 2004 3 2A 3.59% due 10/25/34(3)(7)	143,684	142,903
American Home Mtg. Investment Trust, Series 2004 3 3A 3.71% due 10/25/34(3)(7)	113,696	112,245
American Home Mtg. Investment Trust, Series 2005 VA 5.00% due 06/25/45(1)(3)(7)	123,482	124,466
Ameriquest Mtg. Securities, Inc., Series 2003-8 S IO 5.00% due 02/25/06(6)	138,070	2,668
Ameriquest Mtg. Securities, Inc., Series 2003-12 S IO 5.00% due 06/25/06(6)	115,644	4,072
Argent Asset Holdings NIM Trust, Series 2004-WN2 A 4.55% due 04/25/34*(11)	8,021	8,019
Asset Backed Funding Corp. NIM Trust, Series 2004-AHL1 5.60% due 12/26/33*(1)(11)	15,595	15,594

Asset Backed Funding Corp. NIM Trust, Series 2004-OPT1 4.55% due 12/26/33*(11)	9,223	9,172
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1 A3 3.62% due 01/15/34(3)	5,078	5,095
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE9 A2 3.46% due 12/25/34(3)	33,895	34,025
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE1 A3 3.38% due 03/25/35(3)	41,433	41,493
Asset Backed Securities Corp. NIM Trust, Series 2005-HE2 A1 4.50% due 02/27/35*(1)(11)	86,270	85,990
Banc of America Commercial Mtg., Inc., Series 2005-1 XW IO 0.11% due 07/01/05*(1)(2)(6)(8)(11)	5,263,094	30,936
Banc of America Large Loan, Inc., Series 2003-BBA2 X1AIO 0.73% due 07/14/05*(2)(6)(8)(11)	1,591,923	6,058
Bank One Issuance Trust, Series 2003-C4 C4 4.25% due 02/15/11(3)	40,000	40,770
Bayview Commercial Asset Trust, Series 2004-3 IO 0.78% due 01/25/35*(1)(6)(8)(9)(11)	227,003	17,646
Bayview Commercial Asset Trust, Series 2005-1 3.39% due 04/25/35*(1)(3)(8)(11)	48,632	48,632
Bayview Commercial Asset Trust, Series 2005-1A IO 0.78% due 04/25/35*(1)(6)(8)(9)(11)	256,871	20,680
Bayview Financial Acquisition Trust, Series 2003-F A 3.82% due 09/28/43(3)	69,952	70,203
Bayview Financial Acquisition Trust, Series 2004-A AIO 3.94% due 07/29/05(1)(2)(6)	637,822	21,212
Bayview Financial Acquisition Trust, Series 2004-D A 3.71% due 08/28/44(3)	125,523	125,935
Bayview Financial Acquisition Trust, Series 2004-D AIO 3.50% due 07/29/05(1)(2)(6)	695,594	28,980
Bayview Financial Acquisition Trust, Series 2005-B AIO 3.79% due 07/28/05(1)(2)(6)	2,484,939	91,277
Bayview Financial Asset Trust, Series 2003-SSRA A 3.79% due 10/25/38*(1)(3)(11)	54,224	54,539
Bayview Financial Asset Trust, Series 2003-Z AIO1 0.43% due 07/29/05*(1)(2)(6)(11)	1,595,758	2,070
Bayview Financial Asset Trust, Series 2004-SSRA A1 3.69% due 12/25/39*(3)(11)	96,156	96,787
Bear Stearns Alt A Trust, Series 2004 4 2A2 5.27% due 07/01/05(1)(2)(7)	161,457	163,471
Bear Stearns Alt-A Trust, Series 2004 11 2A2 4.96% due 07/01/05(2)(7)	90,012	91,002
Bear Stearns Alt-A Trust, Series 2004 12 2A2 5.10% due 07/01/05(2)(7)	280,081	281,697
Bear Stearns Alt-A Trust, Series 2004 9 1A1 5.08% due 07/01/05(2)(7)	39,842	40,280
Bear Stearns Alt-A Trust, Series 2005 3 2A1 5.06% due 07/01/05(2)(7)	156,857	158,311
Bear Stearns Alt-A Trust, Series 2005 5 1A1 4.70% due 07/01/05(1)(2)(7)	142,669	143,160
Bear Stearns Alt-A Trust, Series 2005-2 2A2A 4.91% due 07/01/05(2)(7)	49,700	49,990
Bear Stearns Asset Backed Securities NIM Trust, Series 2004-HE10 A1 4.25% due 12/25/34*(11)	57,577	57,310
Bear Stearns Asset Backed Securities, Inc., Series 2003-2 AIO 5.00% due 12/25/05(6)	414,000	8,491
Bear Stearns Asset Backed Securities, Inc., Series 2003-3 A2 3.68% due 06/15/43(3)	42,000	42,452
Bear Stearns Asset Backed Securities, Inc., Series 2003-AC3 AIO 5.00% due 12/25/05(6)(7)	199,200	4,055
Bear Stearns Asset Backed Securities, Inc., Series 2003-AC4 AIO 5.00% due 02/25/06(6)(7)	186,400	4,133
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-A3 5.47% due 07/01/05(2)(8)	32,000	34,094
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-A6 4.75% due 07/01/05(2)(8)	32,000	32,417
Bombardier Capital Mtg. Securitization Corp., Series 2001-A A 6.81% due 12/15/30	29,336	30,759
Capital One Multi-Asset Execution Trust, Series 2002-C1 C1 5.97% due 07/15/10(3)	15,000	15,682
Carmax Auto Owner Trust, Series 2004-2 D 3.67% due 09/15/11	14,105	14,026
CDC Mtg. Capital Trust, Series 2002-HE2 AIO 5.25% due 08/25/05(1)(6)	153,118	555
Centex Home Equity Loan Trust, Series 2004-C AIO 3.50% due 06/25/06(6)	404,950	8,991
Chase Commercial Mtg. Securities Corp., Series 2000-3 A2 7.32% due 10/15/32(8)	18,000	20,260
Chase Credit Card Owner Trust, Series 2003-3 C 4.30% due 10/15/10(3)	60,000	61,272
Chase Funding NIM Trust, Series 2004-1A 3.75% due 03/27/35*(11)	5,443	5,434
Chase Funding NIM Trust, Series 2004-OPT1 4.46% due 06/27/34*(1)(11)	57,446	57,303
Chec NIM, Ltd., Series 2004 2 N1 4.45% due 10/26/34*(1)(11)	37,738	37,736
Citibank Credit Card Issuance Trust, Series 2001-C1 3.74% due 01/15/10(3)	30,000	30,552
Citigroup Commercial Mtg. Trust, Series 2005-C3 XC IO 0.06% due 07/01/05*(1)(2)(6)(8)	4,856,000	52,543
CNL Funding, Series 1999-1 A2 7.65% due 06/18/14*(11)	100,000	108,154
Commercial Mtg. Acceptance Corp., Series 1997-ML1 A2 6.53% due 12/15/30(8)	50,522	51,871
Commercial Mtg. Acceptance Corp., Series 1997-ML1 A3 6.57% due 12/15/30(8)	135,000	141,124
Commercial Mtg., Series 2001-J2A A2F Pass Through 3.58% due 07/01/05*(2)(8)(11)	46,000	46,621
Commercial Mtg., Series 2004-A5 Pass Through 5.28% due 07/01/05(2)(8)	52,000	55,152
Commercial Mtg., Series 2005-LP5 Pass Through 0.04% due 07/01/05*(2)(8)(11)	1,838,216	20,617
Conseco Finance Securitizations Corp., Series 2000 5 A4 7.47% due 02/01/32	107,183	109,109
Conseco Finance Securitizations Corp., Series 2000-4 A6 8.31% due 05/01/32	65,000	55,288
Conseco Finance Securitizations Corp., Series 2001-1 A4 6.21% due 07/01/32	211,792	214,980
Conseco Finance Securitizations Corp., Series 2001-1 A5 6.99% due 07/01/32(9)	307,000	315,311
Conseco Finance Securitizations Corp., Series 2001-1 AIO 2.50% due 07/01/32(1)(6)	681,250	21,748
Conseco Finance Securitizations Corp., Series 2001-3 A3 5.79% due 05/01/33	26,000	26,217
Conseco Finance Securitizations Corp., Series 2001-3 A4 6.91% due 05/01/33(9)	195,000	184,643
Conseco Finance Securitizations Corp., Series 2001-4 A4 7.36% due 09/01/33	187,000	198,085
Conseco Finance Securitizations Corp., Series 2002-1 M2 9.55% due 12/01/33(1)	91,000	40,950
Conseco Finance Securitizations Corp., Series 2002-1A 6.68% due 12/01/33	90,697	94,158
Conseco Finance Securitizations Corp., Series 2002-2 AIO 8.50% due 03/01/33(1)(6)	146,839	38,230
Conseco Finance, Series 2002-C AFIO 7.50% due 06/15/32(1)(6)	98,222	1,851
Conseco Finance, Series 2002-C AVIO 7.50% due 05/15/32(1)(6)	55,000	1,066
Countrywide Alternative Loan Trust, Series 2005-24 1AX IO 0.70% due 07/20/35(1)(6)(7)	1,481,013	42,579
Countrywide Alternative Loan Trust, Series 2005-24 IIAX IO 1.13% due 07/20/35(1)(6)(7)	726,045	28,134

Countrywide Asset-Backed Certificates, Series 2003-5 NF 6.75% due 02/25/34*(1)(11)	1,946	1,948
Countrywide Asset-Backed Certificates, Series 2004-11N N 5.25% due 04/25/36*(11)	37,345	37,174
Countrywide Asset-Backed Certificates, Series 2004-1NIM 6.00% due 05/25/34 *(1)(11)	51,869	52,051
Countrywide Asset-Backed Certificates, Series 2004-EC1N 5.00% due 09/25/35*(11)	74,488	74,022
Countrywide Asset-Backed Certificates, Series 2004-N 5.00% due 06/25/36*(1)(11)	34,524	34,535
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-2 2X IO 0.98% due 03/25/35(1)(6)(7)	934,123	26,856
Countrywide Home Loan Mtg., Pass Through, Series 2005-9 1X IO 0.66% due 05/25/35(1)(6)(7)	788,188	26,355
Credit-Based Asset Servicing and Securitization, LLC, Series 2003-CB3 AIO 3.00% due 12/25/05(6)	274,036	2,907
Crown Castle Towers, LLC, Series 2005-1A D 5.61% due 12/15/32*(1)(8)(11)	84,000	84,023
CS First Boston Mtg. Securities Corp., Series 2004-C3 5.11% due 07/01/05*(2)(8)(11)	237,000	245,869
CS First Boston Mtg. Securities Corp., Series 2004-TF2A H 3.92% due 11/15/19*(1)(3)(8)(11)	50,000	50,000
CS First Boston Mtg. Securities Corp., Series 2004-TF2A J 4.17% due 11/15/19*(1)(3)(8)(11)	50,000	50,000
CS First Boston Mtg. Securities, Series 2004 FR1N A 5.00% due 11/27/34*(1)(11)	81,184	81,184
CS First Boston Mtg., Series 2001-CK1 AY IO 0.78% due 07/01/05*(2)(6)(8)(11)	1,973,000	72,425
CS First Boston Mtg., Series 2005 C2 AX IO 0.07% due 07/01/05*(1)(2)(6)(8)(11)	2,439,072	38,447
DLJ Commercial Mtg. Corp., Series 2000-CF1 A1B 7.62% due 06/10/33(8)	70,000	79,420
FFCA Secured Lending Corp., Series 2000-1 A2 9.42% due 09/18/27*(8)(11)	215,299	231,125
First Franklin Mtg. Loan Trust, Series 2003-FFC SIO 6.00% due 12/25/05(1)(6)	171,000	5,557
First Horizon Asset Securities, Inc., Series 2005-AR2 1A1 4.84% due 05/25/35(1)(3)(7)	57,136	57,555
Ford Credit Auto Owner Trust, Series 2004-A C 4.19% due 07/15/09	50,000	49,855
Fremont NIM Trust, Series 2004-3 A 4.50% due 11/27/34*(1)(11)	36,503	36,390
Fremont NIM Trust, Series 2004-A 4.75% due 01/25/34*(1)(11)	6,773	6,749
Fremont NIM Trust, Series 2004-D N1 4.50% due 11/25/34*(11)	29,284	29,224
General Electric Capital Credit Card Master Note Trust, Series 2004-2 C 3.70% due 09/15/10(3)	100,000	100,291
GGP Mall Properties Trust, Series 2001-C1A D3 5.47% due 02/15/14*(3)(8)(11)	30,552	31,204
GMAC Commercial Mtg. Securities, Inc., Series 1999-C3 F 7.79% due 07/01/05(2)(8)	34,000	37,120
GMAC Commercial Mtg. Securities, Inc., Series 2003-C3A4 5.02% due 04/10/40(8)	25,000	25,812
GMAC Commercial Mtg. Securities, Inc., Series 2004-C2 A4 5.30% due 07/01/05(2)(8)	70,000	73,533
GMAC Commercial Mtg. Securities, Inc., Series 2005 C1 IO 1.86% due 07/01/05(1)(2)(6)(8)	3,380,000	62,979
GMAC Mtg. Corp. Loan Trust, Series 2004-HE5 AIO 6.00% due 07/01/05(1)(2)(6)	1,309,000	89,994
GoldenTree Loan Opportunities II, Ltd., Series 2A 4 6.09% due 07/10/15*(1)(3)(11)	10,000	10,157
Green Tree Financial Corp., Series 1997-4 A7 7.36% due 02/15/29	37,645	40,654
Green Tree Financial Corp., Series 1997-6 A8 7.07% due 01/15/29	48,371	51,129
Green Tree Financial Corp., Series 1997-6 A9 7.55% due 01/15/29	53,606	58,868
Green Tree Financial Corp., Series 1997-7 A8 6.86% due 07/15/29	29,329	30,800
Green Tree Financial Corp., Series 1999-4 A5 6.97% due 05/01/31	118,646	121,620
Green Tree Financial Corp., Series 1999-5 A5 7.86% due 03/01/30	179,000	167,187
Greenpoint Manufacturing Housing, Series 1999-5 A4 7.59% due 11/15/28	172,532	181,111
Greenpoint Manufacturing Housing, Series 2000-3 IA 8.45% due 06/20/31	61,348	58,967
Greenpoint Mtg. Funding Trust, Series 2005 AR1 X1 PO zero coupon due 06/25/45(1)(7)(10)	690,005	25,336
Greenwich Capital Commercial Funding Corp., Series 2003 C2 A4 4.92% due 01/05/36(8)	26,000	26,767
Greenwich Capital Commercial Funding Corp., Series 2005 GG3 A3 4.57% due 07/01/05(2)(8)(11)	26,000	26,182
GS Mtg. Securities Corp. II, Series 2003-FL6A L 6.47% due 11/15/15*(3)(8)(11)	25,000	25,081
GS Mtg. Securities Corp. II, Series 2004-GG2 A6 5.40% due 07/29/05(2)(8)	22,000	23,319
GS Mtg. Securities Corp. II, Series 2005 GG4 XC IO 0.11% due 07/29/05*(1)(2)(6)(8)(11)	3,140,000	63,742
GSAMP Trust, Series 2004-NIM N 4.88% due 10/25/34*(1)(11)	79,016	78,653
GSAMP Trust., Series 2005-NC1 N 5.00% due 02/25/35*(1)(11)	28,249	28,167
GSMPS Mtg. Loan Trust, Series 2005 RP2 1A2 7.50% due 03/25/35*(7)(11)	65,650	69,907
GSMPS Mtg. Loan Trust, Series 2005-RP2 1A3 8.00% due 03/25/35*(7)(11)	53,467	57,411
Home Equity Asset Trust, Series 2003-6N A 6.50% due 03/27/34*(11)	5,070	5,051
Home Equity Asset Trust, Series 2004-7NA 4.50% due 02/27/35*(1)(11)	85,919	85,436
Home Equity Asset Trust, Series 2005-6NA 5.25% due 01/27/35*(1)(11)	103,084	102,826
HVB Mtg. Capital Corp., Series 2003-FL1A K 5.94% due 09/10/22*(1)(3)(8)(11)	72,000	72,000
Hyundai Auto Receivables Trust, Series 2004-AD 4.10% due 08/15/11	63,000	62,526
Impac Secured Assets CMN Owner Trust, Series 2003 1 AIO 5.00% due 08/25/05(6)(7)	32,157	136
Istar Asset Receivables Trust, Series 2002-1A E 4.56% due 05/28/20*(3)(8)(11)	114,000	114,503
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2003-CB6 A2 5.26% due 07/12/37(8)	32,000	33,570
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-C2 A3 5.21% due 07/01/05(2)(8)	203,050	213,218
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005 LDP1 X IO 0.04% due 07/01/05*(2)(6)(8)(11)	1,130,273	10,851
J.P. Morgan Chase Commercial Mtg., Series 2005 LDP2 X1 IO 0.05% due 07/15/42*(1)(6)(8)(11)	9,088,000	152,606
LB-UBS Commercial Mtg. Trust, Series 2004-C1 A4 IO 4.57% due 01/15/31(6)(8)	22,000	22,038
LB-UBS Commercial Mtg. Trust, Series 2004-C4 A4 IO 5.14% due 07/11/05(2)(8)	40,000	42,407
LB-UBS Commercial Mtg. Trust, Series 2005-C2 X IO 0.10% due 07/11/05*(2)(6)(8)(11)	3,926,808	45,064
LB-UBS Commercial Mtg. Trust, Series 2005-C3 X IO 0.13% due 07/11/05*(1)(2)(6)(8)(11)	1,452,000	32,143
Lehman Brothers Floating Rate Commercial Mtg. Trust, Series 2003-C4A A 3.69% due 07/11/15*(3)(8)(11)	13,419	13,418
Long Beach Asset Holdings Corp., Series 2005-1 N1 4.12% due 02/25/35*(11)	77,622	77,581

Long Beach Mtg. Loan Trust, Series 2003 2 S2 IO 4.25% due 07/25/05(6)	281,252	31
Long Beach Mtg. Loan Trust, Series 2004 3 S1 IO 4.50% due 12/25/06(6)	588,463	25,369
Long Beach Mtg. Loan Trust, Series 2004 3 S2 IO 4.50% due 12/25/06(1)(6)	294,230	13,755
Marriott Vacation Club Owner Trust, Series 2002-1A A1 3.79% due 12/20/24*(3)(11)	34,586	34,909
Master Specialized Loan Transfer, Series 2005-11A4 7.50% due 08/25/34*(1)(7)(11)	70,316	75,326
MBNA Credit Card Master Note Trust, Series 2003-C5 4.40% due 11/15/10(3)	60,000	61,239
Merit Securities Corp., Series 11PA 3A1 3.73% due 04/28/27*(3)(7)(11)	103,211	104,181
Merrill Lynch Mtg. Investors, Inc., Series 2004 OP1 N1 4.75% due 06/25/35*(1)	52,946	52,797
Merrill Lynch Mtg. Investors, Inc., Series 2004 WI1N N1 7.00% due 11/25/33*(1)(11)	21,703	21,757
Merrill Lynch Mtg. Investors, Inc., Series 2004-WM2N N1 4.50% due 10/25/05*(11)	20,331	20,229
Merrill Lynch Mtg. Investors, Inc., Series 2004-WMC3 B3 5.00% due 09/01/05(2)	26,000	24,994
Merrill Lynch Mtg. Investors, Inc., Series 2005-WM 1N 5.00% due 09/25/35*(11)	45,686	45,281
Merrill Lynch Mtg. Investors, Inc., Series 2007 HE2C N1 5.00% due 08/25/35*(11)	29,438	29,150
Merrill Lynch Mtg. Trust, Series 2005 MCP1 XC IO 0.47% due 07/24/05(1)(6)(8)	2,362,000	31,964
Merrill Lynch Mtg. Trust, Series 2005 MKB2 A2 4.81% due 09/12/42(8)	117,000	119,195
Metris Secured Note Trust, Series 2004 2 C 4.44% due 10/20/10*(3)(11)	65,000	65,619
Mezz Capital Commercial Mtg. Trust, Series 2004 C2 AIO 6.41% due 07/01/05*(1)(2)(6)(7)(11)	156,892	60,422
Mid-State Trust, Series 11 B 8.22% due 07/15/38	12,207	12,716
Morgan Stanley Auto Loan Trust, Series 2004-HB2 D 3.82% due 03/15/12	8,703	8,667
Morgan Stanley Capital I, Series 2004-WMC3 A2PT 3.38% due 01/25/35(3)	88,100	88,384
Morgan Stanley Capital I, Series 2005-HQ5 X1 IO 1.00% due 01/14/42*(1)(6)(11)	3,865,146	32,763
Morgan Stanley Dean Witter Capital I, Series 2001-NC3 B1 5.54% due 10/25/31(3)	5,589	5,587
Morgan Stanley Dean Witter Capital I, Series 2001-NC4 B1 5.59% due 01/25/32(3)	6,752	6,742
Mortgage Capital Funding, Inc., Series 1998-MC2 E 7.10% due 07/01/05(2)(8)	27,000	28,815
New Century Home Equity Loan Trust, Series 2003-5 A17 5.15% due 11/25/33	33,000	33,577
Nomura Asset Acceptance Corp., Series 2004-R3 PT 9.43% due 07/01/05(1)(2)(7)	75,366	82,266
Nomura Asset Securities Corp., Series 1996-MD5 A1C 7.12% due 04/13/39(8)	115,000	117,523
Oakwood Mtg. Investors, Inc., Series 2000 A A3 7.95% due 03/15/22	67,475	56,653
Oakwood Mtg. Investors, Inc., Series 2001-E AIO 6.00% due 11/15/09(1)(6)	172,204	28,571
Oakwood Mtg. Investors, Inc., Series 2002-A AIO 6.00% due 02/15/10(1)(6)	141,609	24,300
Oakwood Mtg. Investors, Inc., Series 2002-A B1 IO 8.50% due 05/15/26(1)(6)(7)(14)	20,103	402
Oakwood Mtg. Investors, Inc., Series 2002-C A1 5.41% due 11/15/32	143,016	127,497
Option One Mtg. Securities Corp. NIM Trust, Series 2004-2A N1 4.21% due 11/25/34*(1)(11)	46,533	46,533
Option One Mtg. Woodridge Loan Trust, Series 2003-1 S IO 3.70% due 08/25/05*(6)(11)	45,598	140
Origen Manufactured Housing, Series 2004-B A2 3.79% due 12/15/17	65,000	64,197
Origen Manufactured Housing, Series 2004-B A3 4.75% due 08/15/21	26,000	25,951
Park Place Securities NIM Trust, Series 2004-WHQ2 A 4.00% due 02/25/35*(11)	94,704	94,498
Providian Gateway Owner Trust, Series 2004 EA D 4.15% due 11/15/11*(3)(11)	100,000	100,844
Renaissance Home Equity Loan Trust, Series 2003 2 AIO 3.00% due 12/25/05(1)(6)	39,792	458
Renaissance Home Equity Loan Trust, Series 2003-4 S 3.00% due 02/25/06(1)(6)	45,456	588
Renaissance Home Equity Loan Trust, Series 2005-1 N 4.70% due 05/25/35*(1)(11)	41,159	41,159
Renaissance NIM Trust, Series 2004-A 4.45% due 06/25/34*(1)(11)	14,763	14,745
Residential Accredit Loans, Inc., Series 2004 QA5 4.99% due 07/01/05(2)(7)	44,602	44,935
Residential Accredit Loans, Inc., Series 2004-QA6 5.00% due 07/01/05(2)(7)	150,674	151,830
Residential Accredit Loans, Inc., Series 2005-QA4 A21 5.31% due 07/01/05(1)(2)(7)	152,117	154,145
Residential Asset Mtg. Products, Inc., Series 2002-SL1 AI3 7.00% due 06/25/32(7)	147,000	147,294
Residential Asset Mtg. Products, Inc., Series 2003-RS1 AIIO 1.00% due 08/25/05(6)	470,133	389
Residential Asset Mtg. Products, Inc., Series 2004 RZ2 AIO 3.50% due 06/25/06(1)(6)	1,065,400	22,681
Residential Asset Mtg. Products, Inc., Series 2005-AR1 4.43% due 03/18/35(3)(7)	78,880	78,932
Residential Asset Securities Corp., Series 2003 4 AIIO 3.50% due 11/25/05(6)	16,966	176
Residential Asset Securities NIM Corp., Series 2004 NT11 4.50% due 12/25/34*(11)	58,792	58,004
Residential Asset Securities NIM Corp., Series 2004-N10B A1 5.00% due 11/25/35*(1)(11)	76,116	75,819
Residential Asset Securities NIM Corp., Series 2005 NTR1 4.25% due 03/25/35*(1)(11)	82,720	82,409
Salomon Brothers Mtg. Securities VII, Inc., Series 2003-CDCA X3CD IO 1.02% due 07/01/05*(1)(2)(6)(8)(11)	191,847	3,270
Sasco Net Interest Margin Trust, Series 2005-NC1A 4.75% due 02/27/35*(1)(11)	72,744	72,744
Sequoia Mtg. Funding Trust, Series 2004-A AX1 IO 0.80% due 02/25/08*(6)(7)(11)	2,566,649	21,952
Sharps SP I, LLC NIM Trust, Series 2003-HE1N 6.90% due 11/25/33*(11)	6,195	6,195
Sharps SP I, LLC NIM Trust, Series 2003-HS1N 7.48% due 06/25/33*(1)(11)	1,457	1,459
Sharps SP I, LLC NIM Trust, Series 2003-OP1N 4.45% due 12/25/33*(1)(11)	9,958	9,958
Sharps SP I, LLC NIM Trust, Series 2004-FM1N 6.16% due 09/25/33*(11)	7,516	7,502
Sharps SP I, LLC NIM Trust, Series 2004-HE1N 4.94% due 02/25/34*(1)(11)	13,006	13,006
Sharps SP I, LLC NIM Trust, Series 2004-HE4N 3.75% due 12/25/34*(1)(11)	71,807	71,771
Sharps SP I, LLC NIM Trust, Series 2004-RM2N 4.00% due 01/25/35*(1)(11)	35,458	35,325
Specialty Underwriting & Residential Finance, Series 2004-BC1 X IO 2.00% due 07/01/05(1)(2)(6)	945,062	13,424
Strips III, Ltd./Strips III Corp., Series 2004-1A K 5.00% due 03/24/18*(1)(8)(11)	50,000	48,047
Structured Adjustable Rate Mtg. Loan Trust, Series 2004 10 1 A1 4.93% due 07/01/05(2)(7)	56,792	57,440

Structured Adjustable Rate Mtg. Loan Trust, Series 2004 12 1A2 5.03% due 07/01/05(2)(7)	80,473	81,598
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-14 1A 5.11% due 07/01/05(2)(7)	168,849	170,518
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-16 1A2 5.03% due 07/01/05(2)(7)	124,446	126,683
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-18 1A1 5.06% due 07/01/05(2)(7)	82,409	83,109
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-19 2A1 IO 0.53% due 01/25/35(1)(3)(6)(7)	1,114,923	19,511
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-20 1A2 5.09% due 07/01/05(2)(7)	202,907	204,800
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-4 A1 4.76% due 07/01/05(2)(7)	17,939	18,147
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-6 1A 4.39% due 07/01/05(2)(7)	224,333	224,223
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-8 1A1 4.69% due 07/01/05(2)(7)	44,338	44,457
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-8 1A3 4.69% due 07/01/05(2)(7)	22,908	23,084
Structured Adjustable Rate Mtg. Loan Trust, Series 2005-1 1A1 5.15% due 07/01/05(2)(7)	326,553	328,427
Structured Adjustable Rate Mtg. Loan Trust, Series 2005-4 1A1 5.39% due 07/01/05(1)(2)(7)	160,797	162,947
Structured Adjustable Rate Mtg. Loan Trust, Series 2005-7 1A3 5.41% due 07/01/05(1)(2)(7)	312,085	316,401
Structured Adjustable Rate Mtg. Loan Trust, Series 2005-9 AX IO 0.94% due 07/01/05(1)(2)(6)(7)	1,646,234	49,387
Structured Asset Investment Loan NIM Notes, Series 2003-12A A 7.35% due 11/27/33*(11)	33,676	33,545
Structured Asset Investment Loan NIM Notes, Series 2003-13A A 6.75% due 11/27/33*(11)	28,932	28,830
Structured Asset Investment Loan NIM Notes, Series 2003-4 A 7.50% due 06/27/33*(1)(11)	9,764	9,819
Structured Asset Investment Loan NIM Notes, Series 2003-5 A 7.35% due 06/27/33*(1)(11)	28,206	27,732
Structured Asset Investment Loan NIM Notes, Series 2003-BC1A A 7.75% due 01/27/33*(11)	10,956	10,962
Structured Asset Investment Loan NIM Notes, Series 2003-BC2A A 7.75% due 04/27/33*(11)	13,541	13,643
Structured Asset Investment Loan NIM Notes, Series 2004-10A A 5.00% due 11/27/34*(1)(11)	97,299	97,328
Structured Asset Investment Loan NIM Notes, Series 2004-11A A2 4.75% due 01/27/35*(11)	69,946	69,817
Structured Asset Investment Loan NIM Notes, Series 2004-2A A 5.50% due 03/27/34*(11)	35,978	36,045
Structured Asset Investment Loan NIM Notes, Series 2004-AA A 4.50% due 10/27/34*(11)	37,273	37,173
Structured Asset Investment Loan NIM Notes, Series 2005-1A A 4.25% due 02/27/35*(11)	68,046	67,848
Structured Asset Investment Loan NIM Notes, Series 2005-2A A 4.75% due 03/27/35*(1)(11)	49,886	49,906
Structured Asset Investment Loan NIM Notes, Series 2005-WF1A 4.75% due 02/27/35*(1)(11)	60,751	60,891
Structured Asset Investment Loan Trust, Series 2003-BC8 AIO 6.00% due 08/25/05(1)(6)	174,666	1,595
Structured Asset Investment Loan Trust, Series 2004-1 AIO 6.00% due 07/25/05(6)	631,250	2,515
Structured Asset Investment Loan Trust, Series 2004-3 AIO 6.00% due 09/25/05(1)(6)	573,210	8,085
Structured Asset Securities Corp., Series 2003-26A 2A 4.55% due 07/01/05(2)(7)	68,249	68,868
Structured Asset Securities Corp., Series 2003-40A 1A 4.92% due 07/01/05(2)(7)	43,919	44,336
Structured Asset Securities Corp., Series 2004-NP2 A 3.44% due 06/25/34*(1)(3)(7)(11)	166,390	166,406
Structured Asset Securities Corp., Series 2005-10 3A3 10.69% due 12/25/34(1)(3)(7)	213,481	218,600
Structured Asset Securities Corp., Series 2005-6 5A8 7.72% due 05/25/35(3)(7)	93,566	88,916
Terwin Mtg. Trust, Series 2004-5HE A1B 3.51% due 06/25/35(3)	87,000	87,557
TIAA Retail Commercial Trust, Series 2002-1A IIFX 6.77% due 05/22/37*(1)(11)	86,000	92,767
Wachovia Bank Commercial Mtg. Trust, Series 2005-C18 XC IO 0.06% due 04/15/42*(1)(6)(8)(11)	5,450,311	57,910
Wachovia Bank Commercial Mtg.Trust, Series 2004-C12 A4 5.24% due 07/29/05(2)(8)	64,000	67,349
Wachovia Bank Commercial Mtg.Trust, Series 2004-C15 A4 4.80% due 10/15/41(8)	70,750	71,667
Wachovia Bank Commercial Mtg.Trust, Series 2005 C17 A4 5.08% due 07/29/05(2)(8)	207,000	215,044
Wachovia Bank Commercial Mtg.Trust, Series 2005-C16 A4 4.85% due 07/29/05(2)(8)	32,000	32,635
Washington Mutual Asset Securities Corp., Series 2004-1 1A1 5.30% due 07/01/05*(1)(2)(8)(11)	65,000	66,244
Wells Fargo Home Equity Trust, Series 2004-1 AIO 6.00% due 09/25/05(1)(6)	318,310	4,491
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR12 2A5 4.32% due 07/25/35(3)(7)	612,000	608,390
WFS Financial Owner Trust, Series 2004-1 D 3.17% due 08/22/11	12,025	11,923
WFS Financial Owner Trust, Series 2004-3 D 4.07% due 02/17/12	25,144	25,061
WFS Financial Owner Trust, Series 2004-4 D 4.07% due 05/17/12	46,347	45,929
WFS Financial Owner Trust, Series 2005-1 D 4.09% due 08/17/12	32,000	31,816
TOTAL ASSET-BACKED SECURITIES (cost $16,237,850)		16,222,120

Bonds & Notes — 11.4%

CONSUMER DISCRETIONARY — 0.1%

Automotive — 0.1%
DaimlerChrysler NA Holding Corp. 6.50% due 11/15/13	25,000	27,055
DaimlerChrysler NA Holding Corp. 7.20% due 09/01/09	50,000	54,426
DaimlerChrysler NA Holding Corp. 8.00% due 06/15/10	65,000	73,473
Ford Motor Co. 9.98% due 02/15/47	15,000	14,538

Retail — 0.0%
CVS Corp. Pass Through 6.12% due 01/10/13*(11)	18,129	19,394
J.C. Penney Co., Inc. 7.13% due 11/15/23	25,000	27,125
May Department Stores Co. 5.75% due 07/15/14	10,000	10,547

SUPERVALU, Inc. 7.88% due 08/01/09(5)	20,000	22,325
		248,883

CONSUMER STAPLES — 0.1%

Food, Beverage & Tobacco — 0.1%
ConAgra Foods, Inc. 6.75% due 09/15/11	20,000	22,133
ConAgra, Inc. 7.88% due 09/15/10	30,000	34,521
Delhaize America, Inc. 8.13% due 04/15/11	55,000	61,687
Kraft Foods, Inc. 5.63% due 11/01/11	95,000	100,778
Kraft Foods, Inc. 6.25% due 06/01/12	10,000	10,993
Kroger Co. 6.75% due 04/15/12	45,000	49,829
Miller Brewing Co. 5.50% due 08/15/13*(11)	30,000	31,090
		311,031

ENERGY — 0.0%

Energy Services — 0.0%
Atmos Energy Corp. 4.95% due 10/15/14	25,000	24,954
Buckeye Partners LP 5.30% due 10/15/14	15,000	15,261
Consolidated Natural Gas Co. 5.00% due 12/01/14	15,000	15,174
Motiva Enterprises, LLC 5.20% due 09/15/12*(11)	40,000	41,240
PacifiCorp 5.45% due 09/15/13	20,000	21,157
Sunoco, Inc. 4.88% due 10/15/14(5)	15,000	15,082

Energy Sources — 0.0%
Forest Oil Corp. 8.00% due 12/15/11	20,000	22,050
Occidental Petroleum Corp. 10.13% due 09/15/09	25,000	30,196
		185,114

FINANCE — 0.9%

Banks — 0.2%
Bank of America Corp. 7.40% due 01/15/11	180,000	206,006
Bank of New York Co., Inc. 3.40% due 03/15/13(2)	10,000	9,735
BB&T Corp. 4.90% due 06/30/17	10,000	10,026
Capital One Bank 6.70% due 05/15/08	5,000	5,309
Citigroup, Inc. 6.00% due 10/31/33	30,000	33,295
First Maryland Bancorp 7.20% due 07/01/07	20,000	21,277
Fleet Capital Trust V 4.43% due 12/18/28(3)	20,000	19,882
HSBC Capital Funding LP 4.61% due 06/01/13*(2)(11)	20,000	19,518
Independence Community Bank Corp. 3.50% due 06/20/08(2)	50,000	48,278
National City Bank (PA) 6.25% due 03/15/11	125,000	137,559
PNC Funding Corp. 5.25% due 11/15/15	40,000	41,466
Popular North America, Inc., Series MTNE 3.88% due 10/01/08	30,000	29,677
UBS Preferred Funding Trust I 8.62% due 10/01/10(2)	30,000	35,644
Wachovia Corp. 5.25% due 08/01/14	95,000	99,169
Washington Mutual, Inc. 4.63% due 04/01/14	60,000	58,419
Washington Mutual, Inc. 5.00% due 03/22/12	65,000	66,270
Washington Mutual, Inc. 8.25% due 04/01/10	25,000	28,712

Financial Services — 0.6%
Ameritech Capital Funding Co. 6.25% due 05/18/09	25,000	26,570
Associates Corp. NA 6.95% due 11/01/18	20,000	24,098
AXA Financial, Inc. 7.75% due 08/01/10	25,000	28,747
Beaver Valley Funding Corp. 9.00% due 06/01/17	25,000	29,664
Block Financial Corp. 5.13% due 10/30/14	25,000	24,861
Boeing Capital Corp. 6.10% due 03/01/11	10,000	10,871
Bosphorus Financial Services, Ltd. 5.07% due 02/15/12*(3)(11)	100,000	99,973
CIT Group, Inc. 5.00% due 02/13/14	80,000	80,805
CIT Group, Inc. 5.00% due 02/01/15	15,000	15,063
CIT Group, Inc. 7.75% due 04/02/12	35,000	41,049
Citigroup, Inc. 5.00% due 09/15/14	295,000	301,769
Countrywide Capital III, Series B 8.05% due 06/15/27	20,000	24,910
CS First Boston USA, Inc. 4.88% due 01/15/15	25,000	25,298
ERP Operating LP 6.58% due 04/13/15	15,000	16,788
First Chicago Corp. 6.38% due 01/30/09	10,000	10,701

Ford Motor Credit Co. 7.88% due 06/15/10	35,000	34,587
Ford Motor Credit Co., Series MTN 7.75% due 02/15/07	115,000	117,237
Franchise Finance Corp. of America 8.75% due 10/15/10	5,000	6,044
General Electric Capital Corp. 8.13% due 05/15/12	70,000	84,504
General Electric Capital Corp., Series MTNA 6.00% due 06/15/12	65,000	70,890
General Electric Capital Corp., Series MTNA 6.13% due 02/22/11	50,000	54,324
General Electric Capital Corp., Series MTNA 6.75% due 03/15/32	10,000	12,340
General Motors Acceptance Corp. 4.13% due 03/20/07(3)	25,000	24,246
General Motors Acceptance Corp. 4.10% due 07/16/07(3)	115,000	110,972
Goldman Sachs Group, Inc. 4.75% due 07/15/13	45,000	44,963
Goldman Sachs Group, Inc. 5.13% due 01/15/15	55,000	56,020
Grand Metropolitan Investment Corp. 8.00% due 09/15/22	45,000	59,912
Greenpoint Capital Trust I 9.10% due 06/01/27	15,000	16,666
Household Finance Corp. 6.38% due 11/27/12	15,000	16,590
Household Finance Corp. 7.00% due 05/15/12	130,000	147,469
Household Finance Corp. 8.00% due 07/15/10	15,000	17,308
HSBC Finance Corp. 5.25% due 04/15/15	25,000	25,672
J.P. Morgan Chase & Co. 5.13% due 09/15/14	160,000	163,672
J.P. Morgan Chase & Co. 6.63% due 03/15/12	10,000	11,133
J.P. Morgan Chase Capital XV 5.88% due 03/15/35	15,000	15,396
John Hancock Global Funding II 7.90% due 07/02/10*(11)	15,000	17,444
Lehman Brothers Holdings, Inc. 4.80% due 03/13/14	30,000	30,314
Merrill Lynch & Co., Inc., Series MTNB 4.75% due 11/20/09	10,000	10,213
Morgan Stanley 6.75% due 04/15/11	25,000	27,681
NiSource Finance Corp. 7.88% due 11/15/10	40,000	45,963
Oneamerica Financial Partners, Inc. 7.00% due 10/15/33*(11)	20,000	23,565
Principal Life Global Funding I 5.25% due 01/15/13*(11)	30,000	31,566
Sprint Capital Corp. 6.90% due 05/01/19	25,000	28,632
State Street Capital Trust II 3.77% due 02/15/08(3)	20,000	20,035
Verizon Global Funding Corp. 7.75% due 12/01/30	15,000	19,369

Insurance — 0.1%
Executive Risk Capital Trust, Series B 8.68% due 02/01/27	30,000	32,827
Fund American Cos., Inc. 5.88% due 05/15/13	40,000	41,662
Hartford Financial Services Group, Inc. 7.90% due 06/15/10	35,000	40,268
Liberty Mutual Group, Inc. 6.50% due 03/15/35*(11)	100,000	99,080
Loews Corp. 5.25% due 03/15/16	15,000	15,109
MetLife, Inc. 5.00% due 06/15/15	15,000	15,223
MetLife, Inc. 5.70% due 06/15/35	25,000	25,772
MetLife, Inc. 6.13% due 12/01/11	15,000	16,290
Nationwide Financial Services, Inc. 5.63% due 02/13/15	10,000	10,482
Nationwide Mutual Insurance Co. 8.25% due 12/01/31*(11)	15,000	19,515
Protective Life Corp. 4.30% due 06/01/13	15,000	14,622
Willis Group North America, Inc. 5.63% due 07/15/15	15,000	15,097
		3,322,083

HEALTHCARE — 0.0%

Drugs — 0.0%
Bayer Corp. 6.20% due 02/15/08*(2)(11)	15,000	15,688
Hospira, Inc. 5.90% due 06/15/14	15,000	16,075
Wyeth 5.50% due 03/15/13	50,000	52,622
Wyeth 6.70% due 03/15/11	30,000	33,527

Health Services — 0.0%
HCA, Inc. 6.95% due 05/01/12	15,000	15,938
Wellpoint, Inc. 4.25% due 12/15/09(5)	15,000	14,934
Wellpoint, Inc. 5.00% due 12/15/14(5)	15,000	15,316
		164,100

INDUSTRIAL & COMMERCIAL — 0.2%

Aerospace & Military Technology — 0.1%
Boeing Co. 6.88% due 10/15/43	15,000	19,213
Lockheed Martin Corp. 8.50% due 12/01/29	35,000	50,546
Raytheon Co. 4.85% due 01/15/11	20,000	20,298

Raytheon Co. 6.00% due 12/15/10	8,000	8,554
Raytheon Co. 6.75% due 03/15/18	30,000	34,994
Raytheon Co. 7.00% due 11/01/28	15,000	18,378
Raytheon Co. 8.30% due 03/01/10	25,000	28,972
United Technologies Corp. 4.88% due 05/01/15	40,000	40,917

Business Services — 0.0%
Bunge Limited Finance Corp. 4.38% due 12/15/08	25,000	25,004
Bunge Limited Finance Corp. 5.88% due 05/15/13	10,000	10,721
Bunge Limited Finance Corp. 7.80% due 10/15/12	5,000	5,952
Cendant Corp. 4.89% due 08/17/06(1)	30,000	15,150
Cendant Corp. 6.25% due 03/15/10	60,000	63,896
Cendant Corp. 7.38% due 01/15/13	35,000	40,074
Waste Management, Inc. 6.38% due 11/15/12	5,000	5,459
Waste Management, Inc. 7.38% due 08/01/10	20,000	22,365

Transportation — 0.1%
CSX Corp. 6.75% due 03/15/11	50,000	55,198
Norfolk Southern Corp. 6.75% due 02/15/11	5,000	5,591
Norfolk Southern Corp. 7.05% due 05/01/37	65,000	80,988
Union Pacific Corp. 6.13% due 01/15/12	10,000	10,793
Union Pacific Corp. 6.65% due 01/15/11	50,000	55,625
		618,688

INFORMATION & ENTERTAINMENT — 0.2%

Broadcasting & Media — 0.1%
AOL Time Warner, Inc. 7.63% due 04/15/31	35,000	43,711
Clear Channel Communications, Inc. 5.75% due 01/15/13	15,000	14,656
Comcast Corp. 4.95% due 06/15/16	60,000	59,728
Cox Communications, Inc. 5.45% due 12/15/14	35,000	35,723
Cox Communications, Inc. 7.75% due 11/01/10	30,000	33,968
Cox Enterprises, Inc. 4.38% due 05/01/08*(11)	10,000	9,910
Jones Intercable, Inc. 7.63% due 04/15/08	20,000	21,553
News America Holdings, Inc. 7.70% due 10/30/25	75,000	90,781
Tele-Communications, Inc. 7.88% due 08/01/13	40,000	47,611
Tele-Communications, Inc. 9.80% due 02/01/12	10,000	12,737
Time Warner Entertainment Co., LP 8.38% due 03/15/23	25,000	31,965
Time Warner, Inc. 9.13% due 01/15/13	85,000	107,411
Time Warner, Inc. 9.15% due 02/01/23	15,000	20,594
Turner Broadcasting, Inc. 8.38% due 07/01/13	5,000	6,132

Leisure & Tourism — 0.1%
Continental Airlines, Inc., Series 02-1 Pass Through 6.56% due 02/15/12	15,000	15,942
Continental Airlines, Inc., Series 974A Pass Through 6.90% due 01/02/18	8,111	8,065
Continental Airlines, Inc., Series 981A Pass Through 6.65% due 09/15/17	37,296	36,803
GTECH Holdings Corp. 4.75% due 10/15/10	50,000	49,762
Harrah’s Operating Co., Inc. 5.63% due 06/01/15*(11)	40,000	40,742
Hilton Hotels Corp. 8.25% due 02/15/11	40,000	46,403
		734,197

INFORMATION TECHNOLOGY — 0.2%

Computer Services — 0.0%
Computer Associates International, Inc. 5.63% due 12/01/14*(11)	30,000	30,425
Sungard Data Systems, Inc. 4.88% due 01/15/14	15,000	12,000

Telecommunications — 0.2%
AT&T Corp. 9.15% due 11/15/31	20,000	26,025
AT&T Wireless Services, Inc. 7.88% due 03/01/11	35,000	40,676
AT&T Wireless Services, Inc. 8.13% due 05/01/12	50,000	59,907
AT&T Wireless Services, Inc. 8.75% due 03/01/31	25,000	35,041
BellSouth Capital Funding Corp. 7.75% due 02/15/10	10,000	11,391
Bellsouth Telecommunications 6.38% due 06/01/28	10,000	11,105
Citizens Communications Co. 6.25% due 01/15/13	20,000	19,350
Michigan Bell Telephone Co. 7.85% due 01/15/22	30,000	37,032

Motorola, Inc. 4.61% due 11/16/07	60,000	60,459
Motorola, Inc. 7.63% due 11/15/10	15,000	17,163
Sprint Capital Corp. 6.88% due 11/15/28	125,000	143,485
Sprint Capital Corp. 7.63% due 01/30/11	5,000	5,711
Sprint Capital Corp. 8.38% due 03/15/12	40,000	48,113
TCI Communications, Inc. 8.75% due 08/01/15	60,000	76,967
Verizon New England, Inc. 6.50% due 09/15/11	50,000	54,379
		689,229

MATERIALS — 0.1%

Chemicals — 0.1%
Chevron Phillips Chemical Co., LLC 5.38% due 06/15/07	95,000	96,833
Dow Chemical Co. 6.00% due 10/01/12	70,000	76,709
Dow Chemical Co. 8.55% due 10/15/09	20,000	22,915
ICI Wilmington, Inc. 5.63% due 12/01/13	35,000	36,314
Lubrizol Corp. 5.50% due 10/01/14	15,000	15,470
Praxair, Inc. 6.38% due 04/01/12	10,000	11,128

Forest Products — 0.0%
International Paper Co. 6.75% due 09/01/11	20,000	21,801
Weyerhaeuser Co. 7.13% due 07/15/23	50,000	55,964
Weyerhaeuser Co. 7.95% due 03/15/25	15,000	18,154

Metals & Minerals — 0.0%
Newmont Mining Corp. 5.88% due 04/01/35	20,000	20,380

Plastic — 0.0%
Sealed Air Corp. 5.63% due 07/15/13*(11)	20,000	20,552
		396,220

MUNICIPAL BONDS — 0.0%

Municipal Bonds — 0.0%
New Jersey Trust Turnpike Authority, Series B 4.25% due 01/01/16	25,000	24,774
State of Oregon General Obligation 5.89% due 06/01/27	30,000	34,632
		59,406

REAL ESTATE — 0.1%

Real Estate Investment Trusts — 0.1%
Centerpoint Properties Trust, Series MTN 4.75% due 08/01/10	15,000	15,130
Colonial Properties Trust 6.25% due 06/15/14	60,000	63,551
Developers Diversified Realty Corp. 4.63% due 08/01/10	15,000	14,885
Equity One, Inc. 3.88% due 04/15/09	50,000	48,416
Heritage Property Investment Trust 5.13% due 04/15/14	25,000	25,040
Hospitality Properties Trust 6.75% due 02/15/13	45,000	49,423
HRPT Properties Trust 5.75% due 02/15/14	20,000	20,906
HRPT Properties Trust 6.25% due 08/15/16	10,000	10,827
iStar Financial, Inc. 6.00% due 12/15/10	40,000	41,606
Kimco Realty Corp., Series MTNC 5.19% due 10/01/13	15,000	15,352
Rouse Co. 7.20% due 09/15/12	40,000	43,105
Simon Property Group LP 5.63% due 08/15/14	20,000	20,858
		369,099

U.S. GOVERNMENT AGENCIES — 8.8%

U.S. Government Agencies — 8.8%
Federal Home Loan Mtg. Corp. 5.50% due 04/01/20	752,416	772,621
Federal Home Loan Mtg. Corp. 5.50% due July TBA	100,000	101,375
Federal Home Loan Mtg. Corp. 6.00% due 08/01/34	15,003	15,394
Federal Home Loan Mtg. Corp. 6.50 % due 05/01/31	77,288	80,178
Federal Home Loan Mtg. Corp. 6.50 % due 11/01/31	88,293	91,595
Federal Home Loan Mtg. Corp. 6.50 % due 02/01/32	92,607	96,070
Federal Home Loan Mtg. Corp. 6.50 % due 08/01/32	85,634	88,784
Federal Home Loan Mtg. Corp. 6.50 % due 09/01/33	55,525	57,510
Federal Home Loan Mtg. Corp. 6.50 % due 10/01/33	152,746	158,204
Federal Home Loan Mtg. Corp. 6.50 % due 11/01/33	14,922	15,455
Federal Home Loan Mtg. Corp. 6.50 % due 02/01/34	93,814	97,139
Federal Home Loan Mtg. Corp. 6.50 % due 06/01/34	69,629	72,097
Federal Home Loan Mtg. Corp. 6.50 % due 08/01/34	65,306	67,621
Federal Home Loan Mtg. Corp. 6.50 % due 08/01/34	44,262	45,831
Federal Home Loan Mtg. Corp. 6.50 % due 08/01/34	7,843	8,121
Federal Home Loan Mtg. Corp., 6.50% due 10/01/34	85,180	88,312
Federal Home Loan Mtg. Corp. 7.50% due 10/01/29	53,961	57,924
Federal Home Loan Mtg. Corp. 8.50% due 07/01/28	8,635	9,432
Federal Home Loan Mtg. Corp., Series 223 IO Strip 5.50% due 12/01/32(6)(7)	118,723	19,896

Federal Home Loan Mtg. Corp., Series 224 IO Strip 6.00% due 03/01/33(6)(7)	64,830	10,493
Federal Home Loan Mtg. Corp., Series 226 IO Strip 5.50% due 01/01/34(6)(7)	447,869	79,794
Federal Home Loan Mtg. Corp., Series 2538 SH IO 4.33% due 12/15/32(3)(6)(7)	33,586	2,572
Federal Home Loan Mtg. Corp., Series 2594 OS IO 3.83% due 06/15/32(3)(6)(7)	271,686	18,124
Federal Home Loan Mtg. Corp., Series 2682 TQ IO 3.83% due 10/15/33(6)	90,293	5,974
Federal Home Loan Mtg. Corp., Series 2696 PO zero coupon due 10/15/33(7)(10)	55,754	44,823
Federal Home Loan Mtg. Corp., Series 2763 SC 15.72% due 04/15/32(3)(7)	136,489	159,651
Federal Home Loan Mtg. Corp., Series 2778 TI IO 6.00% due 06/15/33(6)(7)	187,453	26,347
Federal Home Loan Mtg. Corp., Series 2802 SM IO 4.13% due 04/15/32(3)(6)(7)	67,578	4,983
Federal Home Loan Mtg. Corp., Series 2815 IO 3.83% due 11/15/32(3)(6)(7)	168,526	12,207
Federal Home Loan Mtg. Corp., Series 2828 GI IO 4.28% due 06/15/34(3)(6)(7)	175,582	16,324
Federal Home Loan Mtg. Corp., Series 2863 SX IO 3.28% due 07/15/31(3)(6)(7)	71,117	3,109
Federal Home Loan Mtg. Corp., Series 2869 IO 4.08% due 04/15/34(3)(6)(7)	97,618	6,848
Federal Home Loan Mtg. Corp., Series 2869 JS IO 4.03% due 04/15/34(3)(6)(7)	459,812	31,754
Federal Home Loan Mtg. Corp., Series 2922 SE IO 3.53% due 02/15/35(3)(6)(7)	304,820	19,767
Federal Home Loan Mtg. Corp., Series 2924 SA IO 3.48% due 01/15/35(3)(6)(7)	435,161	23,624
Federal Home Loan Mtg. Corp., Series 2927 IO 3.48% due 01/15/35(1)(3)(6)(7)	130,310	10,740
Federal Home Loan Mtg. Corp., Series 2927 IO 5.28% due 02/15/35(1)(3)(6)(7)	163,188	23,041
Federal Home Loan Mtg. Corp., Series 2945 SA 6.50% due 03/15/20(3)(7)	200,000	201,888
Federal Home Loan Mtg. Corp., Series 2950 SM IO 3.48% due 03/15/35(1)(3)(6)(7)	179,011	14,992
Federal Home Loan Mtg. Corp., Series 2962 BS IO 3.43% due 03/15/35(3)(6)(7)	508,960	34,264
Federal Home Loan Mtg. Corp., Series 2990 DP 11.85% due 08/15/34(3)(7)	200,000	220,705
Federal Home Loan Mtg. Corp., Series 2990 LI IO 3.54% due 10/15/34(3)(6)(7)	286,000	22,535
Federal Home Loan Mtg. Corp., Series 2990 SL 12.69% due 06/15/34(3)(7)	100,000	112,761
Federal Home Loan Mtg. Corp., Series 3720 PO zero coupon due 02/01/35(7)(10)	789,746	678,787
Federal Home Loan Mtg. Corp., Series T-41 3A 7.50% due 07/25/32(7)	22,725	24,224
Federal Home Loan Mtg. Corp., Series T-59 1A3 7.50% due 10/25/43(7)	177,963	191,233
Federal Home Loan Mtg. Corp., Structured Pass Through Securities, Series T-42 A5 7.50% due 02/25/42(7)	81,066	86,688
Federal Home Loan Mtg. Corp., Structured Pass Through Securities, Series T-42 A6 9.50% due 02/25/42(7)	12,781	14,108
Federal Home Loan Mtg. Corp., Structured Pass Through Securities, Series T-51 1AIO 0.40% due 09/25/05(1)(2)(6)(7)	250,742	2,507
Federal Home Loan Mtg. Corp., Structured Pass Through Securities, Series T-51 2A 7.50% due 08/25/05(2)(7)	92,399	97,315
Federal Home Loan Mtg. Corp., Structured Pass Through Securities, Series T-56 1IO 0.28% due 05/25/05(2)(6)(7)	482,288	4,034
Federal Home Loan Mtg. Corp., Structured Pass Through Securities, Series T-56 2IO 0.28% due 08/25/05(2)(6)(7)	462,953	733
Federal Home Loan Mtg. Corp., Structured Pass Through Securities, Series T-56 3IO 0.35% due 05/25/43(2)(6)(7)	406,050	6,207
Federal Home Loan Mtg. Corp., Structured Pass Through Securities, Series T-56 AIO 1.01% due 05/25/43(2)(6)(7)	807,654	11,365
Federal Home Loan Mtg. Corp., Structured Pass Through Securities, Series T-57 1A 7.50% due 07/25/43(7)	170,641	181,005
Federal Home Loan Mtg. Corp., Structured Pass Through Securities, Series T-58 4A 7.50% due 09/25/43(7)	53,100	57,033
Federal Home Loan Mtg. Corp., Structured Pass Through Securities, Series T-60 1A3 7.50% due 03/25/44(7)	241,160	254,210
Federal National Mtg. Assoc. 4.00% due 05/01/19(5)	892,988	875,127
Federal National Mtg. Assoc. 4.50% due July TBA	4,000,000	3,981,248
Federal National Mtg. Assoc. 5.00% due 03/01/19	74,297	75,169
Federal National Mtg. Assoc. 5.50% due July TBA	200,000	202,688
Federal National Mtg. Assoc. 5.50% due 03/01/18	294,683	302,710
Federal National Mtg. Assoc. 5.50% due 04/01/34	19,998	20,290
Federal National Mtg. Assoc. 5.50% due 09/01/34	4,550,548	4,615,460
Federal National Mtg. Assoc. 5.50% due 06/01/35	1,999,800	2,028,365
Federal National Mtg. Assoc. 6.00% due 03/01/14	3,693	3,821
Federal National Mtg. Assoc. 6.00% due 04/01/17	6,283	6,498
Federal National Mtg. Assoc. 6.00% due 08/01/34	22,626	23,205
Federal National Mtg. Assoc. 6.00% due 04/01/35	7,455	7,646
Federal National Mtg. Assoc. 6.50% due 10/01/28	5,515	5,727
Federal National Mtg. Assoc. 6.50% due 06/01/29	245,914	255,386
Federal National Mtg. Assoc. 6.50% due 09/01/29	1,665	1,730
Federal National Mtg. Assoc. 6.50% due 12/01/29	195,441	202,970
Federal National Mtg. Assoc. 6.50% due 06/01/31	22,235	23,064
Federal National Mtg. Assoc. 6.50% due 04/01/32	33,414	34,639
Federal National Mtg. Assoc. 6.50% due 05/01/32	334,037	346,277
Federal National Mtg. Assoc. 6.50% due 06/01/32	229,652	238,067
Federal National Mtg. Assoc. 6.50% due 07/01/32	283,054	293,426
Federal National Mtg. Assoc. 6.50% due 08/01/32	246,498	255,530
Federal National Mtg. Assoc. 6.50% due 09/02/32	244,396	253,351
Federal National Mtg. Assoc. 6.50% due 10/01/32	102,906	106,676
Federal National Mtg. Assoc. 6.50% due 02/01/33	270,963	280,624
Federal National Mtg. Assoc. 6.50% due 03/01/33	16,211	16,805
Federal National Mtg. Assoc. 6.50% due 07/01/33	8,595	8,901
Federal National Mtg. Assoc. 6.50% due 10/01/33 (5)	1,552,696	1,608,424
Federal National Mtg. Assoc. 6.50% due 11/01/33	55,759	57,741
Federal National Mtg. Assoc. 6.50% due 12/01/33	139,586	144,548
Federal National Mtg. Assoc. 6.50% due 01/01/34	26,572	27,516
Federal National Mtg. Assoc. 6.50% due 03/01/34 (5)	428,471	443,787
Federal National Mtg. Assoc. 6.50% due 05/01/34	44,654	46,229
Federal National Mtg. Assoc. 6.50% due 07/01/34	99,692	103,307
Federal National Mtg. Assoc. 6.50% due 08/01/34 (5)	205,624	212,874
Federal National Mtg. Assoc. 6.50% due 09/01/34 (5)	407,410	421,774
Federal National Mtg. Assoc. 7.00% due 11/01/22	7,161	7,569
Federal National Mtg. Assoc. 7.00% due 09/01/29	17,004	17,946
Federal National Mtg. Assoc. 7.00% due 07/01/31	8,752	9,232
Federal National Mtg. Assoc. 7.00% due 04/01/32	33,080	34,894
Federal National Mtg. Assoc. 7.00% due 05/01/32	15,334	16,175
Federal National Mtg. Assoc. 7.00% due 06/01/32	60,871	64,210
Federal National Mtg. Assoc. 7.00% due 08/01/32	35,289	37,224
Federal National Mtg. Assoc. 7.00% due 03/01/33	285,536	301,119
Federal National Mtg. Assoc. 7.00% due 06/01/33	194,045	204,676
Federal National Mtg. Assoc. 7.00% due 08/01/33	6,518	6,874
Federal National Mtg. Assoc. 7.00% due 10/01/33	20,960	22,104
Federal National Mtg. Assoc. 7.00% due 11/01/33	8,837	9,319
Federal National Mtg. Assoc. 7.00% due 12/01/33	12,200	12,868
Federal National Mtg. Assoc. 7.00% due July TBA	100,000	105,406
Federal National Mtg. Assoc. 7.25% due 01/15/10(5)	733,000	831,179
Federal National Mtg. Assoc. 7.50% due 07/01/08	5,223	5,299
Federal National Mtg. Assoc. 7.50% due 04/01/24	84,699	90,763
Federal National Mtg. Assoc. 8.00% due 04/01/25	27,994	30,189
Federal National Mtg. Assoc. 9.00% due 06/01/26	1,304	1,436
Federal National Mtg. Assoc., Pass Through, Series 2002-T12 A4 9.50% due 05/25/42(7)	12,409	13,674
Federal National Mtg. Assoc., Pass Through, Series 2002-T6 A3 9.50% due 10/25/41(7)	25,480	26,880
Federal National Mtg. Assoc., Pass Through, Series 2004-W14 7.50% due 07/25/44(7)	15,578	16,571
Federal National Mtg. Assoc., Series 1992-16 GF IO 4.85% due 03/30/22(1)(6)(7)	565,000	34,813
Federal National Mtg. Assoc., Series 1997-44 SN IO 3.89% due 06/25/23(3)(6)(7)	52,275	5,272
Federal National Mtg. Assoc., Series 1999-T2 A1 7.50% due 01/19/39(7)	114,728	122,620
Federal National Mtg. Assoc., Series 2001-50 BI IO 0.48% due 10/25/05(2)(6)(7)	940,641	10,851
Federal National Mtg. Assoc., Series 2001-T1 A1 7.50% due 10/25/40(7)	23,739	25,050
Federal National Mtg. Assoc., Series 2001-T12 A2 7.50% due 08/25/41(7)	38,334	41,068
Federal National Mtg. Assoc., Series 2001-T12 IO 0.57% due 08/25/05(2)(6)(7)	586,615	7,755
Federal National Mtg. Assoc., Series 2001-T3 A1 7.50% due 11/25/40(7)	8,654	9,141
Federal National Mtg. Assoc., Series 2001-T4 A1 7.50% due 07/25/41(7)	20,007	21,517

Federal National Mtg. Assoc., Series 2001-T5 A3 7.50% due 06/19/05(2)(7)	5,331	5,664
Federal National Mtg. Assoc., Series 2001-T7 A1 7.50% due 02/25/41(7)	55,192	58,766
Federal National Mtg. Assoc., Series 2001-T8 A1 7.50% due 07/25/41(5)(7)	266,221	281,273
Federal National Mtg. Assoc., Series 2002 97 TW IO 6.50% due 10/25/31(3)(6)(7)	54,329	9,279
Federal National Mtg. Assoc., Series 2002-14 A2 7.50% due 01/25/42(7)	87,225	92,489
Federal National Mtg. Assoc., Series 2002-33 A2 7.50% due 06/25/32(7)	68,655	72,667
Federal National Mtg. Assoc., Series 2002-89 S IO 5.11% due 01/25/33(3)(6)(7)	161,108	14,969
Federal National Mtg. Assoc., Series 2002-92 SB IO 4.26% due 04/25/30(3)(6)(7)	56,227	3,383
Federal National Mtg. Assoc., Series 2002-T1 A3 7.50% due 11/25/31(7)	74,417	79,466
Federal National Mtg. Assoc., Series 2002-T1 A4 9.50% due 11/25/31(7)	17,306	18,746
Federal National Mtg. Assoc., Series 2002-T1 IO 0.42% due 11/25/05(2)(6)(7)	565,223	10,167
Federal National Mtg. Assoc., Series 2002-T12 A3 7.50% due 05/25/42(7)	40,536	42,709
Federal National Mtg. Assoc., Series 2002-T16 A3 7.50% due 07/25/42(7)	256,040	272,607
Federal National Mtg. Assoc., Series 2002-T18 A4 7.50% due 08/25/42(7)	117,151	124,940
Federal National Mtg. Assoc., Series 2002-T4 A3 7.50% due 12/25/41(7)	119,310	127,558
Federal National Mtg. Assoc., Series 2002-T4 IO 0.45% due 12/25/05(2)(6)(7)	3,119,892	61,390
Federal National Mtg. Assoc., Series 2002-T6 A2 7.50% due 10/25/41(7)	329,164	351,019
Federal National Mtg. Assoc., Series 2002-W1 2A 7.50% due 02/25/42(7)	42,713	45,452
Federal National Mtg. Assoc., Series 2002-W3 A5 7.50% due 01/25/28(7)	4,030	4,312
Federal National Mtg. Assoc., Series 2002-W4 A5 7.50% due 05/25/42(7)	187,067	199,770
Federal National Mtg. Assoc., Series 2002-W6 2A 7.50% due 06/25/42(7)	104,706	112,063
Federal National Mtg. Assoc., Series 2002-W7 A5 7.50% due 02/25/29(7)	25,023	26,562
Federal National Mtg. Assoc., Series 2003-122 SJ IO 4.01% due 02/25/28(3)(6)(7)	292,569	18,133
Federal National Mtg. Assoc., Series 2003-87 SP 10.20% due 02/25/32(3)(7)	66,473	69,267
Federal National Mtg. Assoc., Series 2003-122 IO 4.01% due 02/25/28(3)(6)(7)	274,438	16,714
Federal National Mtg. Assoc., Series 2003-14 AI IO 7.00% due 03/22/33(6)(7)	38,200	5,949
Federal National Mtg. Assoc., Series 2003-14 TI IO 5.00% due 03/25/33(6)(7)	102,052	9,518
Federal National Mtg. Assoc., Series 2003-14 XI IO 5.25% due 03/25/33(6)(7)	106,037	10,131
Federal National Mtg. Assoc., Series 2003-24 UI IO 5.00% due 03/25/31(6)(7)	133,847	19,443
Federal National Mtg. Assoc., Series 2003-26 IO 5.50% due 11/25/32(6)(7)	217,584	32,249
Federal National Mtg. Assoc., Series 2003-31 IM IO 5.75% due 08/25/32(6)(7)	181,620	16,753
Federal National Mtg. Assoc., Series 2003-45 AI IO 5.50% due 05/25/33(6)(7)	752,637	99,780
Federal National Mtg. Assoc., Series 2003-71 IE IO 5.50% due 08/25/33(6)(7)	141,567	24,925
Federal National Mtg. Assoc., Series 2003-W10 1IO 1.98% due 07/01/05(2)(6)(7)	1,164,707	52,481
Federal National Mtg. Assoc., Series 2003-W10 3IO 1.95% due 07/01/05(2)(6)(7)	244,709	10,378
Federal National Mtg. Assoc., Series 2003-W12 2 IO 2.22% due 07/01/05(2)(6)(7)	558,458	25,284
Federal National Mtg. Assoc., Series 2003-W2 1A3 7.50% due 07/25/42(7)	38,490	41,152
Federal National Mtg. Assoc., Series 2003-W2 2 IO 0.94% due 07/01/05(2)(6)(7)	642,450	13,696
Federal National Mtg. Assoc., Series 2003-W3 1A3 7.50% due 08/25/42(7)	86,195	91,804
Federal National Mtg. Assoc., Series 2003-W6 1 IO1 1.46% due 07/01/05(2)(6)(7)	166,397	2,632
Federal National Mtg. Assoc., Series 2003-W6 2IO1 0.34% due 07/01/05(1)(2)(6)(7)	150,775	22
Federal National Mtg. Assoc., Series 2003-W6 2IO3 0.35% due 07/01/05(2)(6)(7)	576,085	4,154
Federal National Mtg. Assoc., Series 2003-W6 3IO 0.37% due 07/01/05(2)(6)(7)	544,999	4,076
Federal National Mtg. Assoc., Series 2003-W6 5IO1 0.68% due 07/01/05(2)(6)(7)	384,171	11,192
Federal National Mtg. Assoc., Series 2003-W6 PT1 9.43% due 07/01/05(2)(7)	48,500	52,962
Federal National Mtg. Assoc., Series 2003-W8 1IO1 0.76% due 12/22/05(2)(6)(7)	446,762	466
Federal National Mtg. Assoc., Series 2003-W8 1IO2 1.64% due 12/25/05(2)(6)(7)	873,714	34,765
Federal National Mtg. Assoc., Series 2003-WA 4A 7.50% due 10/25/45(7)	67,167	71,202
Federal National Mtg. Assoc., Series 2004-24 CS IO 4.06% due 01/25/34(3)(6)(7)	179,045	13,994
Federal National Mtg. Assoc., Series 2004-T4 A4 9.50% due 12/25/41(7)	15,140	16,733
Federal National Mtg. Assoc., Series 2004-W11 1A4 7.50% due 05/25/44(7)	94,434	101,389
Federal National Mtg. Assoc., Series 2004-23 IO 5.50% due 04/25/34(6)(7)	338,900	62,121
Federal National Mtg. Assoc., Series 2004-38 SI IO 3.48% due 10/25/33(3)(6)(7)	372,532	18,750
Federal National Mtg. Assoc., Series 2004-60 SW IO 3.96% due 04/25/34(3)(6)(7)	339,381	26,164
Federal National Mtg. Assoc., Series 2004-64 SW IO 3.96% due 08/25/34(3)(6)(7)	484,438	32,584
Federal National Mtg. Assoc., Series 2004-65 ST IO 3.96% due 08/25/34(3)(6)(7)	242,262	15,860
Federal National Mtg. Assoc., Series 2004-72 SB IO 3.41% due 09/25/34(3)(6)(7)	180,077	9,663
Federal National Mtg. Assoc., Series 2004-79 SA 11.33% due 08/25/32(3)(7)	151,086	160,388
Federal National Mtg. Assoc., Series 2004-T2 1A4 7.50% due 11/25/43(7)	43,889	46,427
Federal National Mtg. Assoc., Series 2004-T3 1A4 7.50% due 02/25/44(7)	5,295	5,680
Federal National Mtg. Assoc., Series 2004-T3 PT1 10.40% due 07/01/05(1)(2)(7)	81,437	90,054
Federal National Mtg. Assoc., Series 2004-W12 1A4 7.50% due 07/25/44(7)	71,426	76,123
Federal National Mtg. Assoc., Series 2004-W12 A2 7.00% due 12/25/33(7)	172,630	182,236
Federal National Mtg. Assoc., Series 2004-W8 3A 7.50% due 06/25/44(7)	145,813	155,694
Federal National Mtg. Assoc., Series 2005-17 SE IO 3.61% due 03/25/35(1)(3)(6)(7)	219,675	17,334
Federal National Mtg. Assoc., Series 2005-52 DC IO 4.16% due 06/25/35(3)(6)(7)	117,103	8,092

Federal National Mtg. Assoc., Series 2005 57 DI IO 3.24% due 07/01/05(1)(2)(6)(7)	430,000	35,139
Federal National Mtg. Assoc., Series 2005-17 ES IO 3.66% due 03/25/35(1)(3)(6)(7)	130,123	13,582
Federal National Mtg. Assoc., Series 2005-17 SY IO 3.66% due 03/25/35(1)(3)(6)(7)	98,309	9,769
Federal National Mtg. Assoc., Series 2005-17SA IO 3.61% due 03/25/35(3)(6)(7)	199,294	15,156
Federal National Mtg. Assoc., Series 2005-23 SG IO 3.61% due 04/25/35(3)(6)(7)	223,656	15,718
Federal National Mtg. Assoc., Series 2005-29 SC zero coupon due 04/25/35(3)(7)	146,251	149,128
Federal National Mtg. Assoc., Series 2005-29 SC IO 3.66% due 04/25/35(3)(6)(7)	493,129	43,337
Federal National Mtg. Assoc., Series 2005-29 SD IO 3.66% due 04/25/35(3)(6)(7)	177,771	13,187
Federal National Mtg. Assoc., Series 2005-29 SX IO 3.61% due 04/25/35(3)(6)(7)	286,421	19,734
Federal National Mtg. Assoc., Series 2005-37 SU 15.94% due 03/25/35(3)(7)	98,410	118,629
Federal National Mtg. Assoc., Series 2005-42 SA IO 3.71% due 05/25/35(3)(6)(7)	287,779	20,167
Federal National Mtg. Assoc., Series 2005-45 DA 13.42% due 06/25/35(3)(7)	119,079	135,084
Federal National Mtg. Assoc., Series 2005-45 DC 13.31% due 06/25/35(3)(7)	99,233	114,500
Federal National Mtg. Assoc., Series 2005-45 EW IO 3.63% due 06/25/35(3)(6)(7)	461,144	28,564
Federal National Mtg. Assoc., Series 2005-45 SR IO 3.63% due 06/25/35(3)(6)(7)	557,743	33,364
Federal National Mtg. Assoc., Series 2005-54 SA IO 3.61% due 06/25/35(3)(6)(7)	387,790	23,912
Federal National Mtg. Assoc., Series 2005-57 CD 13.39% due 01/25/35(3)(7)	100,000	114,230
Federal National Mtg. Assoc., Series 2005-57 DC 11.73% due 12/25/34(1)(3)(7)	100,000	113,851
Federal National Mtg. Assoc., Series 2005-57 DC IO 3.57% due 04/25/35(1)(3)(6)(7)	200,000	13,352
Federal National Mtg. Assoc., Series 2005-57 DI IO 3.61% due 03/25/35(1)(3)(6)(7)	430,000	35,267
Federal National Mtg. Assoc., Series 2005-57 UL 2.30% due 07/25/35(1)(3)(7)	131,000	132,174
Federal National Mtg. Assoc., Series 2005-58 IK IO 2.81% due 07/25/35(3)(6)(7)	136,000	7,852
Federal National Mtg. Assoc., Series 2005-W1A4 7.50% due 10/25/44(7)	130,093	138,642
Federal National Mtg. Assoc., Series 2008 29 SY IO 3.61% due 04/25/35(1)(3)(6)(7)	663,494	54,349
Federal National Mtg. Assoc., Series 254-2 IO 7.50% due 01/01/24(6)(7)	129,337	23,610
Federal National Mtg. Assoc., Series 2976-KL 12.58% due 05/15/35(3)(7)	99,786	113,864
Federal National Mtg. Assoc., Series 2990-LB 8.28% due 06/15/34(3)(7)	200,000	201,817
Federal National Mtg. Assoc., Series 2990-WP 8.28% due 06/15/35(7)	100,000	102,854
Federal National Mtg. Assoc., Series 318-2 IO Strip 6.00% due 01/01/32(6)(7)	21,725	3,525
Federal National Mtg. Assoc., Series 329-2 IO 5.50% due 01/01/33(6)(7)	1,039,500	181,854
Federal National Mtg. Assoc., Series 331-1IO 5.50% due 02/01/33(6)(7)	212,894	34,820
Federal National Mtg. Assoc., Series 333-2 IO 5.50% due 03/01/33(6)(7)	1,069,809	190,110
Federal National Mtg. Assoc., Series 338-2 IO 5.50% due 06/01/33(6)(7)	1,126,997	200,446
Federal National Mtg. Assoc., Series 343-25 IO 4.50% due 09/01/18(6)(7)	172,713	25,408
Federal National Mtg. Assoc., Series 350-2 IO 5.50% due 02/01/34(6)(7)	815,276	141,379
Federal National Mtg. Assoc., Series 352-1 PO Strip zero coupon due 07/01/34(5)(7)(10)	1,338,651	1,118,362
Federal National Mtg. Assoc., Series 353-1 PO Strip zero coupon due 07/01/34(5)(7)(10)	541,026	429,634
Federal National Mtg. Assoc., Series 354-1 PO Strip zero coupon due 11/01/34(7)(10)	1,283,556	1,072,245
Government National Mtg. Assoc., Series 2004-11 SA IO 2.24% due 02/20/34(3)(6)(7)	203,484	8,561
Government National Mtg. Assoc., Series 2005-013 PI IO 5.50% due 11/20/33(6)(7)	130,499	18,743
Government National Mtg. Assoc., Series 2005-013 MI IO 5.50% due 07/20/32(6)(7)	114,494	14,934
Government National Mtg. Assoc., Series 2005-28 SA IO 2.94% due 03/20/35(3)(6)(7)	521,091	25,196
Government National Mtg. Assoc., Series 2005-7 JM 9.55% due 05/18/34(3)(7)	107,355	115,910
		33,551,246

U.S. GOVERNMENT OBLIGATIONS — 0.4%

U.S. Treasuries — 0.4%
United States Treasury Bonds 6.00% due 02/15/26(5)	485,000	597,573
United States Treasury Bonds 6.25% due 05/15/30(5)	783,000	1,019,888
		1,617,461

UTILITIES — 0.3%

Electric Utilities — 0.3%
AEP Texas Central Co., Series D 5.50% due 02/15/13	15,000	15,716
AEP Texas North Co., Series B 5.50% due 03/01/13	25,000	26,199
Appalachian Power Co. 5.00% due 06/01/17	15,000	14,981
Carolina Power & Light Co. 6.13% due 09/15/33	20,000	22,561
CenterPoint Energy Houston Electric, LLC, Series M2 5.75% due 01/15/14	20,000	21,397
Cleveland Electric Illuminating Co., Series D 7.43% due 11/01/09	20,000	22,216
Cleveland Electric Illuminating Co., Series D 7.88% due 11/01/17	15,000	18,787
Consumers Energy Co. 5.65% due 04/15/20	85,000	88,957
Dayton Power & Light Co. 5.13% due 10/01/13	20,000	20,720
Detroit Edison Co. 5.45% due 02/15/35*(11)	15,000	15,611

FirstEnergy Corp., Series C 7.38% due 11/15/31	14,000	17,113
Florida Power & Light Co. 5.63% due 04/01/34	10,000	10,916
Florida Power & Light Co. 5.95% due 10/01/33	50,000	56,982
Florida Power Corp. 5.90% due 03/01/33	10,000	10,913
Kansas Gas & Electric Co. 5.65% due 03/29/21*(11)	10,000	10,149
MidAmerican Energy Holdings Co. 3.50% due 05/15/08	30,000	29,236
Monongahela Power Co. 5.00% due 10/01/06	25,000	25,202
Nevada Power Co. 5.88% due 01/15/15*(11)	40,000	40,200
Northern States Power Co., Series B 8.00% due 08/28/12	80,000	97,256
Oncor Electric Delivery Co. 6.38% due 05/01/12	25,000	27,396
Oncor Electric Delivery Co. 6.38% due 01/15/15	10,000	11,084
Oncor Electric Delivery Co. 7.25% due 01/15/33	30,000	37,406
Pacific Gas & Electric Co. 4.80% due 03/01/14	25,000	25,062
Pacific Gas & Electric Co. 6.05% due 03/01/34	55,000	60,615
Pepco Holdings, Inc. 5.50% due 08/15/07	20,000	20,443
Potomac Edison Co. 5.35% due 11/15/14*(11)	50,000	52,074
Public Service Co. of Colorado, Series A 6.88% due 07/15/09	30,000	32,682
Public Service Co. of New Mexico 4.40% due 09/15/08	25,000	25,018
Public Service Electric & Gas Co. 6.33% due 05/01/08(2)	10,000	10,540
Public Service Electric & Gas Co. 5.00% due 08/15/14	15,000	15,392
Reliant Energy Resources Corp. 7.75% due 02/15/11	20,000	22,952
Rochester Gas & Electric Corp., Series VV 6.38% due 09/01/33	25,000	29,226
Southern California Edison Co. 5.00% due 01/15/14	25,000	25,691
Southern California Edison Co. 5.00% due 01/15/16	20,000	20,470
Southern California Edison Co. 6.00% due 01/15/34	20,000	22,401
Tampa Electric Co. 6.88% due 06/15/12	15,000	16,966
Westar Energy, Inc. 5.10% due 07/15/20	25,000	24,814

Gas & Pipeline Utilities — 0.0%
Duke Capital, LLC, Series A 6.25% due 07/15/05	20,000	20,013
Enbridge Energy Partners L P 5.35% due 12/15/14	15,000	15,228
Kinder Morgan, Inc. 5.15% due 03/01/15	20,000	20,227
Kinder Morgan, Inc. 6.50% due 09/01/12	50,000	55,077
National Fuel Gas Co. 5.25% due 03/01/13	10,000	10,278
TGT Pipeline, LLC 5.50% due 02/01/17*(11)	10,000	10,390

Telephone — 0.0%
New Jersey Bell Telephone Co. 8.00% due 06/01/22	25,000	30,814
		1,207,371

TOTAL BONDS & NOTES (cost $43,671,274)		43,474,128

Foreign Asset-Backed Securities — 0.1%

FINANCE — 0.1%

Financial Services — 0.1%
Granite Mtg., PLC, Series 2002-2 1C 3.92% due 01/20/43(3)(7)	30,000	30,554
Granite Mtg., PLC, Series 2003-3 1C 4.59% due 01/20/44(1)(3)(7)	30,000	30,690
Holmes Financing, PLC, Series 8-2C 3.86% due 07/15/40(1)(3)(7)	20,000	20,094
Permanent Financing, PLC, Series 3 3C 4.53% due 06/10/42(1)(3)(7)	50,000	50,932
Permanent Financing, PLC, Series 4 3C 4.18% due 06/10/42(3)(7)	60,000	59,711
Permanent Financing, PLC, Series 5 2C 4.03% due 06/10/42(3)(7)	62,000	62,686
Permanent Financing, PLC, Series 8 2C 3.82% due 06/10/42(1)(3)(7)	75,000	75,000
Pillar Funding, PLC, Series 2004-1A C1 4.01% due 06/15/11*(1)(3)(11)	101,000	101,530
Pure Mortgages, Series 2004-1A E 4.57% due 02/28/34*(1)(3)(11)	50,000	50,000

TOTAL FOREIGN ASSET-BACKED SECURITIES (cost $480,447)		481,197

Foreign Bonds & Notes — 0.2%

FINANCE — 0.1%

Banks - 0.1%
Barclays Bank, PLC 6.86% due 06/15/32*(11)		20,000	23,516
Royal Bank of Scotland Group, PLC 7.65% due 09/30/31(2)		70,000	89,018

Financial Services - 0.0%
HSBC Capital Funding LP 9.55% due 06/30/13*(2)(11)		45,000	54,831
			167,365

INDUSTRIAL & COMMERCIAL — 0.0%

Multi-Industry - 0.0%
Tyco International Group SA 6.75% due 02/15/11		20,000	22,202
Tyco International Group SA 7.00% due 06/15/28		35,000	42,210
			64,412

INFORMATION TECHNOLOGY — 0.1%

Telecommunications - 0.1%
France Telecom SA 8.50% due 03/01/11		75,000	87,036
France Telecom SA 10.00% due 03/01/31		25,000	34,855
Telecom Italia Capital SA 4.00% due 01/15/10*(11)		30,000	29,150
Telecom Italia Capital SA 5.25% due 11/15/13		30,000	30,456
Telecom Italia Capital SA 6.38% due 11/15/33		25,000	26,808
Telefonica Europe BV 8.25% due 09/15/30		15,000	20,928
Vodafone Group, PLC 7.88% due 02/15/30		20,000	26,799
			256,032

MATERIALS — 0.0%

Chemicals - 0.0%
Potash Corp. of Saskatchewan, Inc. 7.75% due 05/31/11		15,000	17,404

Metals & Minerals - 0.0%
Alcan, Inc. 5.00% due 06/01/15		15,000	15,069
			32,473

UTILITIES - 0.0%

Telephone - 0.0%
Deutsche Telekom International Finance BV 8.50% due 06/15/10		55,000	63,741
Deutsche Telekom International Finance BV 8.75% due 06/15/30		35,000	47,389
			111,130

TOTAL FOREIGN BONDS & NOTES (cost $598,701)			631,412

Exchange Traded Funds — 4.8%

FINANCE — 4.8%

Financial Services — 4.8%
iShares MSCI Emerging Markets Index Fund(5)		81,300	5,821,080
iShares MSCI Pacific ex-Japan Index Fund(5)		63,700	5,996,718
iShares Russell 2000 Index Fund(5)		25,196	1,604,985
SPDR Trust, Series 1(4)		40,412	4,816,302

TOTAL EXCHANGE TRADED FUNDS (cost $18,307,349)			18,239,085

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $365,139,739)			377,508,229

Repurchase Agreement — 2.9%

Agreement with Bank of America, bearing Interest at 3.35%, dated 06/30/05, to be repurchased 07/01/05 in the amount of $11,083,031 and collateralized by $11,320,000 of Federal National Mtg. Assoc. Notes, bearing interest at 3.17%, due 07/01/05 and having an approximate value of $11,320,000 (cost $11,082,000)(5)		11,082,000	11,082,000

TOTAL INVESTMENTS —
(cost $376,221,739)@	101.5%		388,590,229
Liabilities in excess of other assets—	(1.5)		(5,875,334)

NET ASSETS—	100.0%		$382,714,895

†	Non-income producing security
#	Security represents an investment in an affiliated company; see Note 3
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At June 30, 2005, the aggregate value of these securities was $5,908,538 representing 1.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

@	See Note 4 for cost of investments on a tax basis
(1)	Fair valued security; see Note 1.
(2)	Variable rate security — the rate reflected is as of June 30, 2005; maturity date reflects next reset date.
(3)	Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of June 30, 2005.
(4)	The security or a portion thereof represents collateral for TBAs.
(5)	The security or a portion thereof represents collateral for open futures contracts.
(6)	Interest only security
(7)	Collateralized Mortgage Obligation
(8)	Commercial Mortgage-Backed Security
(9)	Security is a “step-up” bond where the dividend rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(10)	Principal only security
(11)	Illiquid security
(12)	This security or a portion thereof represents collateral for securities sold short.
(13)	Consists of more than one class of securities traded together as a unit.
(14)	This security has defaulted on principle, but is continuing to pay interest.
ADR-	American Depository Receipt
GDR-	Global Depository Receipt
TBA-	Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
Pass Through-	These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

Bonds & Notes Sold Short - (0.0%)	Principal Amount	Value (Note 1)

Federal Home Loan Mtg. Corp. 5.00% due July TBA	$(150,000)	$(153,891)
Federal Home Loan Mtg. Corp. 8.72% due 04/15/35(1)	(100,000)	(103,867)
Federal National Mtg. Assoc. 5.00% due July TBA	(30,000)	(29,953)
TOTAL BONDS & NOTES SOLD SHORT (proceeds $(284,049))		$(287,711)

Open Futures Contracts

				Value as of	Unrealized
Number of		Expiration	Value at	June 30,	Appreciation
Contracts	Description	Date	Trade Date	2005	(Depreciation)
153 Short	Financial Times Stock Exch.	September 2005	$13,896,625	$14,045,440	$(148,815)
	100 Index
878 Short	Russell 2000	September 2005	54,867,004	56,464,180	(1,597,176)
1065 Long	S&P 500 EMINI	September 2005	64,667,711	64,198,350	(469,361)
65 Short	S&P 500 EMINI	September 2005	3,912,870	3,885,375	27,495
68 Long	Sidney Futures Exchange	September 2005	5,511,375	5,537,058	25,683
73 Short	Toyko Price Index	September 2005	7,511,503	7,737,433	(225,930)
80 Long	US Treasury 10 Yr Note	September 2005	9,255,282	9,410,219	154,937
19 Short	US Treasury 2 Yr Note	September 2005	3,942,194	3,946,062	(3,868)
7 Long	US Treasury 5 Yr Note	September 2005	761,985	762,234	249
10 Short	90 Day Euro Dollar	September 2005	2,409,664	2,403,750	5,914
6 Short	90 Day Euro Dollar	December 2005	1,445,026	1,440,450	4,576
1 Short	90 Day Euro Dollar	March 2006	239,662	240,025	(363)
1 Long	90 Day Euro Dollar	June 2006	239,642	239,988	346
					$(2,226,313)

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

STOCK PORTFOLIO

Investment Portfolio — June 30, 2005

(unaudited)

Common Stock — 97.8%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 10.1%

Apparel & Textiles — 0.4%
Industria de Diseno Textil SA (Inditex)(2)	45,400	$1,165,959

Retail — 9.7%
Best Buy Co., Inc.	46,300	3,173,865
Family Dollar Stores, Inc.	43,200	1,127,520
Home Depot, Inc.	87,100	3,388,190
Kohl’s Corp.†	72,500	4,053,475
Petsmart, Inc.	64,000	1,942,400
Target Corp.	80,400	4,374,564
Wal-Mart de Mexico SA de CV†	201,200	817,733
Wal-Mart de Mexico SA de CV Sponsored ADR	12,000	487,200
Wal-Mart Stores, Inc.	153,700	7,408,340
Walgreen Co.	58,200	2,676,618
		30,615,864

CONSUMER STAPLES — 2.5%

Food, Beverage & Tobacco — 1.6%
Coca-Cola Co.	31,300	1,306,775
PepsiCo, Inc.	23,100	1,245,783
Sysco Corp.	64,200	2,323,398

Household & Personal Products — 0.9%
Gillette Co.	57,300	2,901,099
		7,777,055

EDUCATION — 1.2%

Education — 1.2%
Apollo Group, Inc., Class A†	45,650	3,570,743

ENERGY — 5.1%

Energy Services — 4.0%
Baker Hughes, Inc.	71,100	3,637,476
Schlumberger, Ltd.	58,000	4,404,520
Total SA(2)	17,600	4,121,602

Energy Sources — 1.1%
Exxon Mobil Corp.	59,334	3,409,925
		15,573,523

FINANCE — 16.4%

Banks — 5.5%
Anglo Irish Bank Corp., PLC(2)	156,200	1,931,973
Northern Trust Corp.	63,900	2,913,201
State Street Corp.	103,100	4,974,575
U.S. Bancorp	75,800	2,213,360
UBS AG(2)	59,300	4,614,928

Financial Services — 8.7%
American Express Co.	77,200	4,109,356
Ameritrade Holding Corp.†	75,200	1,397,968
Charles Schwab Corp.	186,500	2,103,720
Citigroup, Inc.	197,135	9,113,551
Countrywide Financial Corp.	31,400	1,212,354

Franklin Resources, Inc.	20,600	1,585,788
Goldman Sachs Group, Inc.	14,200	1,448,684
Merrill Lynch & Co., Inc.	45,600	2,508,456
SLM Corp.	62,200	3,159,760

Insurance — 2.2%
ACE, Ltd.	30,800	1,381,380
Genworth Financial, Inc., Class A	41,300	1,248,499
Hartford Financial Services Group, Inc.	41,400	3,095,892
Marsh & McLennan Cos., Inc.	30,800	853,160
		49,866,605

HEALTHCARE — 13.6%

Drugs — 5.7%
Amgen, Inc.†	61,500	3,718,290
Caremark Rx, Inc.†	31,600	1,406,832
Genentech, Inc.†	36,400	2,922,192
Gilead Sciences, Inc.†	63,900	2,810,961
Pfizer, Inc.	99,260	2,737,591
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	55,600	1,731,384
Wyeth	40,000	1,780,000

Health Services — 4.3%
UnitedHealth Group, Inc.	140,000	7,299,600
Wellpoint, Inc.†	84,000	5,849,760

Medical Products — 3.6%
Biogen Idec, Inc.†	19,600	675,220
Biomet, Inc.	51,500	1,783,960
Johnson & Johnson	42,300	2,749,500
Medtronic, Inc.	52,100	2,698,259
St. Jude Medical, Inc.†	15,400	671,594
Stryker Corp.	38,300	1,821,548
Zimmer Holdings, Inc.†	7,900	601,743
		41,258,434

INDUSTRIAL & COMMERCIAL — 11.9%

Business Services — 4.9%
Accenture, Ltd., Class A†	197,300	4,472,791
Automatic Data Processing, Inc.	62,000	2,602,140
Cendant Corp.	168,200	3,762,634
First Data Corp.	65,400	2,625,156
Monsanto Co.	20,200	1,269,974

Machinery — 0.7%
Deere & Co.	31,700	2,076,033

Multi-Industry — 6.0%
Danaher Corp.	104,800	5,485,232
General Electric Co.	244,200	8,461,530
Tyco International, Ltd.	147,292	4,300,927

Transportation — 0.3%
United Parcel Service, Inc., Class B	14,600	1,009,736
		36,066,153

INFORMATION & ENTERTAINMENT — 10.3%

Broadcasting & Media — 6.8%
Comcast Corp., Special Class A†	119,200	3,570,040
E.W. Scripps Co., Class A	33,200	1,620,160
Liberty Media Corp., Class A†	428,192	4,363,276
News Corp., Class A	232,500	3,761,850
Time Warner, Inc.†	184,300	3,079,653

Univision Communications, Inc., Class A†	99,300	2,735,715
Viacom, Inc., Class B	48,941	1,567,091

Entertainment Products — 1.3%
Harman International Industries, Inc.	15,600	1,269,216
International Game Technology	93,100	2,620,765

Leisure & Tourism — 2.2%
Carnival Corp.(1)	79,300	4,325,815
MGM Mirage, Inc.†	20,800	823,264
Wynn Resorts, Ltd.†	36,300	1,715,901
		31,452,746

INFORMATION TECHNOLOGY — 26.0%

Communication Equipment — 1.1%
Marvell Technology Group, Ltd.†	50,700	1,928,628
QUALCOMM, Inc.	46,800	1,544,868

Computer Services — 1.8%
Affiliated Computer Services, Inc., Class A†	57,100	2,917,810
Symantec Corp.†	77,600	1,687,024
VeriSign, Inc.†	30,800	885,808

Computer Software — 5.6%
Electronic Arts, Inc.†	9,400	532,134
Fiserv, Inc.†	55,600	2,388,020
Intuit, Inc.†	16,200	730,782
Mercury Interactive Corp.†	28,200	1,081,752
Microsoft Corp.	351,200	8,723,808
Oracle Corp.†	208,100	2,746,920
Red Hat, Inc.†	64,400	843,640

Computers & Business Equipment — 3.2%
Dell, Inc.†	156,500	6,183,315
EMC Corp.†	155,400	2,130,534
Research In Motion, Ltd.†	16,900	1,246,375

Electronics — 5.0%
Analog Devices, Inc.	88,600	3,305,666
ASML Holding NV†(2)	109,900	1,717,977
Intel Corp.	201,000	5,238,060
Maxim Integrated Products, Inc.	39,700	1,516,937
Samsung Electronics Co., Ltd.(2)	3,160	1,497,184
Xilinx, Inc.	79,000	2,014,500

Internet Content — 2.4%
eBay, Inc.†	32,300	1,066,223
Google, Inc., Class A†	6,400	1,882,560
IAC/InterActiveCorp†	54,600	1,313,130
Yahoo!, Inc.†	88,300	3,059,595

Telecommunications — 6.9%
America Movil SA de CV ADR	37,900	2,259,219
Cisco Systems, Inc.†	71,700	1,370,187
Corning, Inc.†	277,900	4,618,698
EchoStar Communications Corp., Class A	38,500	1,160,775
Juniper Networks, Inc.†	53,600	1,349,648
Nextel Communications, Inc., Class A†	78,900	2,549,259
Nokia Oyj(2)	119,900	1,995,353
Rogers Communications, Inc., Class B	39,800	1,308,624
Sprint Corp.	57,500	1,442,675
TELUS Corp. (New York)	27,400	931,874
TELUS Corp. (Toronto)	22,300	783,740
Vodafone Group, PLC(2)	490,266	1,191,298
		79,144,600

MATERIALS — 0.7%

Metals & Minerals — 0.7%
BHP Billiton, Ltd.(2)	156,500	2,140,044

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $260,092,496)		297,465,767

Short-Term Investment Securities — 2.7%

REGISTERED INVESTMENT COMPANY — 2.7%
T. Rowe Price Reserve Investment Fund (cost $7,993,638)		7,993,638	7,993,638

TOTAL INVESTMENTS —
(cost $268,086,134) @	100.5%		305,459,405
Liabilities in excess of other assets—	(0.5)		(1,369,084)

NET ASSETS—	100.0%		$304,090,321

†	Non-income producing security
@	See Note 4 for cost of investments on a tax basis.
(1)	Consists of more than one class of securities traded together as a unit.
(2)	Fair valued security; see Note 1
ADR-	American Depository Receipt

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

LARGE CAP GROWTH PORTFOLIO

Investment Portfolio — June 30, 2005

(unaudited)

Common Stock — 97.0%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 11.0%

Apparel & Textiles — 1.9%
Coach, Inc.†	2,650	$88,961
Nike, Inc., Class B	27,270	2,361,582

Automotive — 1.5%
Advanced Auto Parts, Inc.†	25,955	1,675,395
AutoZone, Inc.†	470	43,456
Goodyear Tire & Rubber Co.†	1,240	18,476
Harley-Davidson, Inc.	2,000	99,200
Visteon Corp.	910	5,488

Housing & Household Durables — 0.1%
Black & Decker Corp.	570	51,215
Maytag Corp.	570	8,926
Sherwin-Williams Co.	890	41,910

Retail — 7.5%
Avery Dennison Corp.	720	38,131
Avon Products, Inc.	18,390	696,061
Bed Bath & Beyond, Inc.†	2,070	86,485
Best Buy Co., Inc.	2,100	143,955
Dollar General Corp.	2,130	43,367
Fortune Brands, Inc.	1,030	91,464
Home Depot, Inc.	15,100	587,390
J.C. Penney Co., Inc.	11,690	614,660
Kohl’s Corp.†	11,435	639,331
Limited Brands	2,680	57,406
Lowe’s Cos., Inc.	38,890	2,264,176
Nordstrom, Inc.	870	59,134
PETCO Animal Supplies, Inc.†	13,800	404,616
RadioShack Corp.	1,100	25,487
Staples, Inc.	17,067	363,868
Target Corp.	9,750	530,497
TJX Cos., Inc.	3,320	80,842
Wal-Mart Stores, Inc.	50,150	2,417,230
Walgreen Co.	7,190	330,668
		13,869,377

CONSUMER STAPLES — 6.4%

Food, Beverage & Tobacco — 4.5%
Altria Group, Inc.	14,570	942,096
Anheuser-Busch Cos., Inc.	5,460	249,795
Brown-Forman Corp., Class B	640	38,694
Campbell Soup Co.	2,290	70,463
Coca-Cola Co.	22,530	940,628
General Mills, Inc.	2,610	122,122
H.J. Heinz Co.	2,470	87,487
Hershey Foods Corp.	1,540	95,634
Kellogg Co.	2,470	109,767
McCormick & Co., Inc.	960	31,373
Pepsi Bottling Group, Inc.	1,380	39,482
PepsiCo, Inc.	35,780	1,929,615
Sara Lee Corp.	5,550	109,946
Sysco Corp.	4,450	161,046

UST, Inc.	1,170	53,422
Wm. Wrigley Jr. Co.	10,910	751,044

Household & Personal Products — 1.9%
Clorox Co.	1,090	60,735
Colgate-Palmolive Co.	3,690	184,168
Gillette Co.	7,020	355,422
Kimberly-Clark Corp.	3,370	210,928
Newell Rubbermaid, Inc.	1,940	46,250
Procter & Gamble Co.	29,160	1,538,190
		8,128,307

EDUCATION — 0.1%

Education — 0.1%
Apollo Group, Inc., Class A†	1,150	89,953

ENERGY — 5.8%

Energy Services — 2.8%
Baker Hughes, Inc.	2,390	122,272
BJ Services Co.	12,565	659,411
Canadian Natural Resources, Ltd.	11,110	404,182
Halliburton Co.	3,560	170,239
Schlumberger, Ltd.	10,610	805,724
Suncor Energy, Inc.	28,345	1,341,286
Sunoco, Inc.	490	55,703

Energy Sources — 3.0%
EOG Resources, Inc.	1,680	95,424
Exxon Mobil Corp.	49,694	2,855,914
Murphy Oil Corp.	14,990	782,928
XTO Energy, Inc.	2,533	86,096
		7,379,179

FINANCE — 16.4%

Banks — 3.2%
Bank of America Corp.	49,230	2,245,380
Golden West Financial Corp.	3,980	256,233
Wells Fargo & Co.	25,445	1,566,903

Financial Services — 6.8%
American Express Co.	22,455	1,195,280
Charles Schwab Corp.	38,540	434,731
Citigroup, Inc.	3,666	169,479
Equifax, Inc.	920	32,853
Fannie Mae	14,480	845,632
Federated Investors, Inc., Class B	670	20,107
Franklin Resources, Inc.	1,400	107,772
Freddie Mac	26,940	1,757,296
Goldman Sachs Group, Inc.	8,055	821,771
H&R Block, Inc.	1,170	68,270
J.P. Morgan Chase & Co.	11,504	406,321
MBNA Corp.	40,050	1,047,708
Merrill Lynch & Co., Inc.	5,510	303,105
Moody’s Corp.	15,660	704,074
Morgan Stanley	5,900	309,573
SLM Corp.	6,580	334,264
T. Rowe Price Group, Inc.	880	55,088

Insurance — 6.4%
Aetna, Inc.	48,965	4,055,281
Allstate Corp.	32,960	1,969,360
Berkshire Hathaway, Inc., Class B†	581	1,617,213
Progressive Corp.	1,400	138,334
Willis Group Holdings, Ltd.	8,030	262,742
		20,724,770

HEALTHCARE — 17.5%

Drugs — 9.1%
Abbott Laboratories	10,910	534,699
Allergan, Inc.	910	77,568
Amgen, Inc.†	22,920	1,385,743
Bristol-Myers Squibb Co.	13,750	343,475
Caremark Rx, Inc.†	18,590	827,627
Eli Lilly & Co.	14,370	800,553
Forest Laboratories, Inc.†	2,390	92,852
Genentech, Inc.†	52,700	4,230,756
Genzyme Corp.†	1,770	106,359
Gilead Sciences, Inc.†	3,180	139,888
Hospira, Inc.†	1,120	43,680
Invitrogen Corp.†	8,798	732,785
Merck & Co., Inc.	15,500	477,400
Pfizer, Inc.	18,195	501,818
Schering-Plough Corp.	10,380	197,843
Wyeth	21,630	962,535

Health Services — 4.6%
Express Scripts, Inc.†	1,060	52,979
HCA, Inc.	2,950	167,176
IMS Health, Inc.	1,600	39,632
Medco Health Solutions, Inc.†	9,580	511,189
Quest Diagnostics, Inc.	1,290	68,718
UnitedHealth Group, Inc.(1)	94,590	4,931,923

Medical Products — 3.8%
Baxter International, Inc.	4,360	161,756
Becton Dickinson & Co.	1,780	93,397
Biomet, Inc.	1,780	61,659
Boston Scientific Corp.†	5,270	142,290
C.R. Bard, Inc.	740	49,217
Guidant Corp.	2,280	153,444
Johnson & Johnson	20,930	1,360,450
MedImmune, Inc.†	1,750	46,760
Medtronic, Inc.	23,220	1,202,564
St. Jude Medical, Inc.†	6,870	299,601
Stryker Corp.	15,860	754,302
Zimmer Holdings, Inc.†	6,690	509,577
		22,062,215

INDUSTRIAL & COMMERCIAL — 7.7%

Aerospace & Military Technology — 2.2%
Boeing Co.	5,810	383,460
Lockheed Martin Corp.	29,360	1,904,583
Rockwell Automation, Inc.	1,240	60,401
Rockwell Collins, Inc.	1,260	60,077
United Technologies Corp.	7,200	369,720

Business Services — 1.7%
Automatic Data Processing, Inc.	4,100	172,077
Cendant Corp.	32,380	724,341
First Data Corp.	26,150	1,049,661
Fluor Corp.	610	35,130
Monster Worldwide, Inc.†	860	24,665
Paychex, Inc.	2,510	81,675

Robert Half International, Inc.	1,130	28,216

Electrical Equipment — 0.1%
Emerson Electric Co.	2,940	184,132

Machinery — 0.2%
Caterpillar, Inc.	2,400	228,744

Multi-Industry — 3.1%
3M Co.	7,210	521,283
American Standard Cos., Inc.	1,260	52,819
Danaher Corp.	1,940	101,540
General Electric Co.	74,660	2,586,969
Tyco International, Ltd.	20,690	604,148

Transportation — 0.4%
United Parcel Service, Inc., Class B	7,840	542,214
		9,715,855

INFORMATION & ENTERTAINMENT — 7.3%

Broadcasting & Media — 4.8%
Clear Channel Communications, Inc.	3,286	101,636
Dow Jones & Co., Inc.	500	17,725
E.W. Scripps Co., Class A	8,050	392,840
Gannett Co., Inc.	2,210	157,197
Lamar Advertising Co., Class A†	14,020	599,635
Liberty Media Corp., Class A†	22,640	230,702
McGraw-Hill Cos., Inc.	34,280	1,516,890
Meredith Corp.	320	15,699
Omnicom Group, Inc.	1,290	103,019
Time Warner, Inc.†	55,960	935,092
Univision Communications, Inc., Class A†	16,710	460,361
Valassis Communications, Inc.†	5,280	195,624
Viacom, Inc., Class B	37,187	1,190,728
Westwood One, Inc.	9,030	184,483

Entertainment Products — 0.1%
International Game Technology	2,410	67,841

Leisure & Tourism — 2.4%
Carnival Corp.	8,010	436,946
Darden Restaurants, Inc.	1,030	33,969
Delta Air Lines, Inc.†	1,020	3,835
GTECH Holdings Corp.	10,500	307,020
Harrah’s Entertainment, Inc.	11,360	818,715
Hilton Hotels Corp.	2,690	64,157
Marriott International, Inc., Class A	10,140	691,751
Starbucks Corp.†	2,740	141,548
Starwood Hotels & Resorts Worldwide, Inc.(2)	7,650	448,061
Yum! Brands, Inc.	2,040	106,243
		9,221,717

INFORMATION TECHNOLOGY — 23.6%

Communication Equipment — 1.4%
Network Appliance, Inc.†	2,570	72,654
QUALCOMM, Inc.	53,440	1,764,054

Computer Services — 0.1%
Autodesk, Inc.	1,600	54,992
Symantec Corp.†	5,000	108,700

Computer Software — 5.9%
Adobe Systems, Inc.	3,440	98,453

Citrix Systems, Inc.†	1,200	25,992
Electronic Arts, Inc.†	58,085	3,288,192
Intuit, Inc.†	1,310	59,094
Mercury Interactive Corp.†	610	23,399
Microsoft Corp.(1)	140,960	3,501,446
Oracle Corp.†	31,120	410,784
Parametric Technology Corp.†	1,920	12,250

Computers & Business Equipment — 5.1%
Apple Computer, Inc.†	90,145	3,318,237
Dell, Inc.†	53,120	2,098,771
Gateway, Inc.†	2,100	6,930
International Business Machines Corp.	11,350	842,170
Lexmark International, Inc., Class A†	890	57,699
Millipore Corp.†	360	20,423
Pitney Bowes, Inc.	1,620	70,551

Electronics — 4.0%
Altera Corp.†	2,620	51,928
Analog Devices, Inc.	2,600	97,006
Broadcom Corp., Class A†	2,060	73,151
Energizer Holdings, Inc.†	17,870	1,110,978
Fisher Scientific International, Inc.†	3,160	205,084
Intel Corp.	55,770	1,453,366
Linear Technology Corp.	26,060	956,141
Maxim Integrated Products, Inc.	2,310	88,265
National Semiconductor Corp.†	2,450	53,974
NVIDIA Corp.†	1,180	31,530
PMC-Sierra, Inc.†	1,270	11,849
Texas Instruments, Inc.	30,270	849,679
Waters Corp.†	830	30,851
Xilinx, Inc.	2,470	62,985

Internet Content — 4.3%
eBay, Inc.†	59,470	1,963,105
Google, Inc., Class A†	2,830	832,445
Yahoo!, Inc.†	75,270	2,608,105

Telecommunications — 2.8%
American Tower Corp., Class A†	22,060	463,701
Avaya, Inc.†	3,350	27,872
Cisco Systems, Inc.†	106,520	2,035,597
Citizens Communications Co.	2,400	32,256
Corning, Inc.†	10,200	169,524
Crown Castle International Corp.†	18,600	377,952
Lucent Technologies, Inc.†	31,180	90,734
Nextel Communications, Inc., Class A†	5,240	169,304
Qwest Communications International, Inc.†	11,770	43,667
Sprint Corp.	6,230	156,311
		29,882,151

MATERIALS — 0.5%

Chemicals — 0.4%
du Pont (E.I.) de Nemours & Co.	7,010	301,500
Ecolab, Inc.	1,550	50,158
Hercules, Inc.†	800	11,320
International Flavors & Fragrances, Inc.	630	22,819
Praxair, Inc.	2,280	106,248

Metals & Minerals — 0.1%
Allegheny Technologies, Inc.	640	14,118
Ball Corp.	780	28,049
Freeport-McMoRan Copper & Gold, Inc., Class B	1,270	47,549
		581,761

REAL ESTATE — 0.1%

Real Estate Investment Trusts — 0.1%
Simon Property Group, Inc.	1,550	112,359

UTILITIES — 0.6%

Electric Utilities — 0.6%
AES Corp.†	37,110	607,862
TXU Corp.	1,680	139,591

Gas & Pipeline Utilities — 0.0%
Kinder Morgan, Inc.	770	64,064
		811,517

TOTAL COMMON STOCK (cost $106,965,195)		122,579,161

Exchange Traded Funds — 1.2%

FINANCE — 1.2%

Financial Services — 1.2%
iShares S&P 500/Barra Growth Index Fund (cost $1,563,089)	27,600	1,559,400

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $108,528,284)		124,138,561

Short-Term Investment Securities — 1.8%

CORPORATE SHORT-TERM NOTES — 1.8%
Prudential Funding Corp. 3.25% due 07/01/05(1)	$2,100,000	2,099,998
UBS Financial of Delaware, LLC 3.39% due 07/01/05(1)	200,000	200,000

		2,299,998

U.S. GOVERNMENT OBLIGATIONS — 0.0%
United States Treasury Bills 2.90% due 09/15/05(1)	40,000	39,747

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $2,339,755)		2,339,745

Repurchase Agreements — 0.7%

Agreement with State Street Bank & Trust Co., bearing interest at 1.40%, dated 06/30/05, to be repurchased 07/01/05 in the amount of $142,006 and collateralized by $145,000 of United States Treasury Notes, bearing interest at 3.50%, due 02/15/10 and having an approximate value of $145,181(1)		142,000	142,000
Agreement with State Street Bank & Trust Co., bearing interest at 2.70%, dated 06/30/05, to be repurchased 07/01/05 in the amount of $700,053 and collateralized by $715,000 of United States Treasury Notes, bearing interest at 3.63%, due 06/30/07 and having an approximate value of $714,106(1)		700,000	700,000

TOTAL REPURCHASE AGREEMENTS (cost $842,000)			842,000

TOTAL INVESTMENTS —
(cost $111,710,039)@	100.7%		127,320,306
Liabilities in excess of other assets—	(0.7)		(915,971)

NET ASSETS—	100.0%		$126,404,335

†          Non-income producing security

@        See Note 4 for cost of investments on a tax basis.

(1)       The security or a portion thereof represents collateral for open futures contracts.

(2)       Consists of more than one class of securities traded together as a unit.

Open Futures Contracts

					Unrealized
Number of			Value at	Value as of	Appreciation
Contracts	Description	Expiration Date	Trade Date	June 30, 2005	(Depreciation)
3 Long	S&P Barra Growth	September 2005	$ 436,673	$ 427,650	$(9,023)

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

LARGE CAP COMPOSITE

PORTFOLIO

Investment Portfolio — June 30, 2005

(unaudited)

Common Stock — 95.5%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 7.7%

Apparel & Textiles — 0.3%
Cintas Corp.	185	$7,141
Coach, Inc.†	450	15,107
Gap, Inc.	911	17,992
Industria de Diseno Textil SA (Inditex)(4)	2,100	53,932
Jones Apparel Group, Inc.	149	4,625
Liz Claiborne, Inc.	133	5,288
Nike, Inc., Class B	270	23,382
Reebok International, Ltd.	76	3,179
V.F. Corp.	126	7,210

Automotive — 0.3%
AutoNation, Inc.†	271	5,561
AutoZone, Inc.†	79	7,304
Cooper Tire & Rubber Co.	77	1,430
Cummins, Inc.	52	3,880
Dana Corp.	190	2,852
Delphi Corp.	678	3,153
Ford Motor Co.	2,213	22,661
General Motors Corp.	672	22,848
Genuine Parts Co.	218	8,957
Goodyear Tire & Rubber Co.†	219	3,263
Harley-Davidson, Inc.	344	17,062
Navistar International Corp.†	79	2,528
PACCAR, Inc.	207	14,076
Visteon Corp.	157	947

Housing & Household Durables — 0.2%
Black & Decker Corp.	102	9,165
Centex Corp.	151	10,671
KB HOME	106	8,080
Leggett & Platt, Inc.	237	6,299
Maytag Corp.	100	1,566
Pulte Homes, Inc.	135	11,374
Sherwin-Williams Co.	151	7,111
Whirlpool Corp.	85	5,959

Retail — 6.9%
Avery Dennison Corp.	126	6,673
Avon Products, Inc.	560	21,196
Bed Bath & Beyond, Inc.†	362	15,124
Best Buy Co., Inc.	2,554	175,077
Big Lots, Inc.†	138	1,827
Circuit City Stores, Inc.	232	4,011
Costco Wholesale Corp.	574	25,727
CVS Corp.	974	28,314
Dillard’s, Inc., Class A	93	2,178
Dollar General Corp.	362	7,370
Family Dollar Stores, Inc.	2,201	57,446
Federated Department Stores, Inc.	202	14,802
Fortune Brands, Inc.	174	15,451
Home Depot, Inc.	13,481	524,411
J.C. Penney Co., Inc.	324	17,036
Kohl’s Corp.†	3,992	223,193

Limited Brands	452	9,682
Lowe’s Cos., Inc.	923	53,737
Masco Corp.	522	16,579
May Department Stores Co.	360	14,458
Nordstrom, Inc.	148	10,059
Office Depot, Inc.†	375	8,565
Officemax, Inc.	87	2,590
Petsmart, Inc.	3,700	112,295
RadioShack Corp.	187	4,333
Sears Holdings Corp.†	115	17,235
Staples, Inc.	880	18,762
SUPERVALU, Inc.	163	5,315
Target Corp.	5,168	281,191
Tiffany & Co.	175	5,733
TJX Cos., Inc.	568	13,831
Toys “R” Us, Inc.†	264	6,991
W.W. Grainger, Inc.	102	5,588
Wal-Mart de Mexico SA de CV†	6,100	24,792
Wal-Mart de Mexico SA de CV Sponsored ADR	900	36,540
Wal-Mart Stores, Inc.(1)	20,023	965,109
Walgreen Co.	3,929	180,695
		3,248,519

CONSUMER STAPLES — 5.7%

Food, Beverage & Tobacco — 4.0%
Albertson’s, Inc.	448	9,265
Altria Group, Inc.	5,990	387,313
Anheuser-Busch Cos., Inc.	928	42,456
Archer-Daniels-Midland Co.	744	15,907
Brown-Forman Corp., Class B	108	6,530
Campbell Soup Co.	394	12,123
Coca-Cola Co.	9,422	393,368
Coca-Cola Enterprises, Inc.	423	9,310
ConAgra Foods, Inc.	622	14,406
Diageo, PLC Sponsored ADR	5,300	314,290
General Mills, Inc.	445	20,822
H.J. Heinz Co.	427	15,124
Hershey Foods Corp.	270	16,767
Kellogg Co.	429	19,065
Kroger Co.†	870	16,556
McCormick & Co., Inc.	165	5,392
Molson Coors Brewing Co., Class B	98	6,076
Pepsi Bottling Group, Inc.	244	6,981
PepsiCo, Inc.	3,107	167,561
Reynolds American, Inc.	138	10,874
Safeway, Inc.†	539	12,176
Sara Lee Corp.	944	18,701
Sysco Corp.	3,761	136,111
UST, Inc.	208	9,497
Wm. Wrigley Jr. Co.	235	16,177

Household & Personal Products — 1.7%
Alberto-Culver Co.	103	4,463
Clorox Co.	193	10,754
Colgate-Palmolive Co.	622	31,044
Gillette Co.	4,200	212,646
Kimberly-Clark Corp.	574	35,926
Newell Rubbermaid, Inc.	332	7,915
Procter & Gamble Co.	8,476	447,109
		2,432,705

EDUCATION — 0.5%

Education — 0.5%
Apollo Group, Inc., Class A†	2,445	191,248

ENERGY — 7.4%

Energy Services — 2.0%
Baker Hughes, Inc.	3,811	194,971
BJ Services Co.	204	10,706
Halliburton Co.	600	28,692
Nabors Industries, Ltd.†	179	10,851
Noble Corp.	164	10,088
Rowan Cos., Inc.	132	3,922
Schlumberger, Ltd.	3,399	258,120
Sempra Energy	295	12,186
Southern Co.	895	31,030
Sunoco, Inc.	92	10,458
TECO Energy, Inc.	257	4,860
Total SA(4)	900	210,764
Unocal Corp.	323	21,011
Valero Energy Corp.	302	23,891
Xcel Energy, Inc.	485	9,467

Energy Sources — 5.4%
Amerada Hess Corp.	104	11,077
Anadarko Petroleum Corp.	283	23,249
Apache Corp.	391	25,259
Burlington Resources, Inc.	463	25,576
ChevronTexaco Corp.	8,918	498,695
ConocoPhillips	1,674	96,238
Devon Energy Corp.	572	28,989
EOG Resources, Inc.	290	16,472
Exxon Mobil Corp.	20,352	1,169,629
Kerr-McGee Corp.	140	10,683
Marathon Oil Corp.	5,918	315,844
National-Oilwell Varco, Inc.†	208	9,888
Occidental Petroleum Corp.	473	36,388
Transocean, Inc.†	385	20,778
XTO Energy, Inc.	434	14,752
		3,144,534

FINANCE — 18.1%

Banks — 6.1%
AmSouth Bancorp	424	11,024
Anglo Irish Bank Corp., PLC(4)	8,000	98,949
Bank of America Corp.(1)	13,836	631,060
Bank of New York Co., Inc.	932	26,823
BB&T Corp.	658	26,300
Comerica, Inc.	203	11,733
Compass Bancshares, Inc.	149	6,705
Fifth Third Bancorp	631	26,003
Golden West Financial Corp.	338	21,760
Huntington Bancshares, Inc.	283	6,832
KeyCorp	492	16,310
M&T Bank Corp.	122	12,830
Marshall & Ilsley Corp.	254	11,290
National City Corp.	713	24,328
North Fork Bancorp., Inc.	574	16,124
Northern Trust Corp.	3,549	161,799
PNC Financial Services Group, Inc.	341	18,571
Regions Financial Corp.	558	18,905
Sovereign Bancorp, Inc.	439	9,807

State Street Corp.	5,698	274,928
SunTrust Banks, Inc.	401	28,968
Synovus Financial Corp.	382	10,952
U.S. Bancorp	14,404	420,597
UBS AG(4)	2,900	225,688
Wachovia Corp.	1,897	94,091
Washington Mutual, Inc.	1,055	42,928
Wells Fargo & Co.	5,227	321,879
Zions Bancorp.	112	8,235

Financial Services — 8.6%
American Express Co.	9,603	511,168
Ameritrade Holding Corp.†	4,300	79,937
Bear Stearns Co., Inc.	143	14,863
Capital One Financial Corp.	3,903	312,279
Charles Schwab Corp.	10,571	119,241
CIT Group, Inc.	249	10,699
Citigroup, Inc.	25,848	1,194,953
Countrywide Financial Corp.	2,307	89,073
E*TRADE Financial Corp.†	443	6,198
Equifax, Inc.	164	5,856
Fannie Mae	1,159	67,686
Federated Investors, Inc., Class B	122	3,661
First Horizon National Corp.	150	6,330
Franklin Resources, Inc.	1,342	103,307
Freddie Mac	821	53,554
Goldman Sachs Group, Inc.	1,229	125,383
H&R Block, Inc.	207	12,078
J.P. Morgan Chase & Co.	9,531	336,635
Janus Capital Group, Inc.	273	4,106
Lehman Brothers Holdings, Inc.	328	32,564
MBNA Corp.	1,531	40,051
Mellon Financial Corp.	516	14,804
Merrill Lynch & Co., Inc.	3,437	189,069
Moody’s Corp.	336	15,107
Morgan Stanley	1,317	69,103
Providian Financial Corp.†	354	6,241
SLM Corp.	3,905	198,374
T. Rowe Price Group, Inc.	156	9,766

Insurance — 3.4%
ACE, Ltd.	1,849	82,928
Aetna, Inc.	346	28,656
AFLAC, Inc.	594	25,708
Allstate Corp.	4,508	269,353
Ambac Financial Group, Inc.	134	9,348
American International Group, Inc.#	3,120	181,272
Aon Corp.	382	9,565
Chubb Corp.	3,038	260,083
CIGNA Corp.	153	16,376
Cincinnati Financial Corp.	200	7,912
Genworth Financial, Inc., Class A	2,200	66,506
Hartford Financial Services Group, Inc.	2,553	190,913
Jefferson-Pilot Corp.	165	8,319
Lincoln National Corp.	218	10,229
Loews Corp.	201	15,578
Marsh & McLennan Cos., Inc.	2,141	59,306
MBIA, Inc.	170	10,083
MetLife, Inc.	875	39,322
MGIC Investment Corp.	120	7,826
Principal Financial Group, Inc.	353	14,791
Progressive Corp.	238	23,517
Prudential Financial, Inc.	620	40,709
SAFECO Corp.	154	8,368

St Paul Travelers Cos., Inc.	810	32,019
Torchmark Corp.	133	6,943
UnumProvident Corp. (New York)	357	6,540
XL Capital, Ltd., Class A	168	12,503
		7,662,178

HEALTHCARE — 12.3%

Drugs — 5.2%
Abbott Laboratories	1,863	91,306
Allergan, Inc.	149	12,701
Amgen, Inc.†	8,688	525,276
Bristol-Myers Squibb Co.	2,350	58,703
Caremark Rx, Inc.†	2,046	91,088
Chiron Corp.†	182	6,350
Eli Lilly & Co.	1,356	75,543
Forest Laboratories, Inc.†	415	16,123
Genentech, Inc.†	1,700	136,476
Genzyme Corp.†	303	18,207
Gilead Sciences, Inc.†	3,543	155,856
Hospira, Inc.†	197	7,683
King Pharmaceuticals, Inc.†	295	3,074
Merck & Co., Inc.	2,648	81,558
Mylan Laboratories, Inc.	326	6,272
Pfizer, Inc.(1)	22,627	624,053
Schering-Plough Corp.	1,768	33,698
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	2,800	87,192
Watson Pharmaceuticals, Inc.†	134	3,961
Wyeth	3,510	156,195

Health Services — 2.5%
Express Scripts, Inc.†	192	9,596
HCA, Inc.	504	28,562
Health Management Associates, Inc., Class A	297	7,776
Humana, Inc.†	191	7,590
IMS Health, Inc.	272	6,737
Laboratory Corp. of America Holdings†	167	8,333
Manor Care, Inc.	108	4,291
Medco Health Solutions, Inc.†	330	17,609
Quest Diagnostics, Inc.	230	12,252
Tenet Healthcare Corp.†	560	6,854
UnitedHealth Group, Inc.	8,330	434,326
Wellpoint, Inc.†	7,737	538,805

Medical Products — 4.6%
AmerisourceBergen Corp.	126	8,713
Bausch & Lomb, Inc.	71	5,893
Baxter International, Inc.	737	27,343
Becton Dickinson & Co.	4,298	225,516
Biogen Idec, Inc.†	1,514	52,157
Biomet, Inc.	3,198	110,779
Boston Scientific Corp.†	906	24,462
C.R. Bard, Inc.	129	8,580
Cardinal Health, Inc.	516	29,711
Guidant Corp.	391	26,314
Johnson & Johnson	9,776	635,440
McKesson Corp.	354	15,856
MedImmune, Inc.†	293	7,829
Medtronic, Inc.	10,454	541,413
St. Jude Medical, Inc.†	1,136	49,541
Stryker Corp.	2,647	125,891
Zimmer Holdings, Inc.†	694	52,862
		5,222,346

INDUSTRIAL & COMMERCIAL — 11.4%

Aerospace & Military Technology — 2.4%
Alliant Techsystems, Inc.†	3,800	268,280
Boeing Co.	993	65,538
General Dynamics Corp.	2,238	245,151
Goodrich Corp.	145	5,939
Lockheed Martin Corp.	486	31,527
Northrop Grumman Corp.	425	23,481
Raytheon Co.	538	21,047
Rockwell Automation, Inc.	209	10,180
Rockwell Collins, Inc.	221	10,537
Textron, Inc.	166	12,591
United Technologies Corp.	6,631	340,502

Business Services — 2.3%
Accenture, Ltd., Class A†	9,800	222,166
Allied Waste Industries, Inc.†	332	2,633
Applera Corp. - Applied Biosystems Group	243	4,780
Automatic Data Processing, Inc.	3,792	159,150
Cendant Corp.	9,363	209,450
Convergys Corp.†	171	2,432
Eastman Kodak Co.	336	9,021
First Data Corp.	4,036	162,005
Fluor Corp.	105	6,047
Ingersoll-Rand Co., Inc., Class A	212	15,126
Interpublic Group Cos., Inc.†	511	6,224
Monsanto Co.	1,417	89,087
Monster Worldwide, Inc.†	145	4,159
Pall Corp.	151	4,584
Paychex, Inc.	431	14,025
R.R. Donnelley & Sons Co.	260	8,973
Robert Half International, Inc.	197	4,919
Waste Management, Inc.	690	19,554
Xerox Corp.†	1,144	15,776

Electrical Equipment — 0.1%
American Power Conversion Corp.	217	5,119
Eaton Corp.	181	10,842
Emerson Electric Co.	496	31,064
Jabil Circuit, Inc.†	229	7,037
Johnson Controls, Inc.	238	13,407

Machinery — 0.5%
Caterpillar, Inc.	409	38,982
Deere & Co.	1,789	117,162
Dover Corp.	250	9,095
Illinois Tool Works, Inc.	326	25,976
Parker-Hannifin Corp.	146	9,053
Snap-On, Inc.	75	2,572
Stanley Works	93	4,235

Multi-Industry — 5.5%
3M Co.	919	66,444
American Standard Cos., Inc.	222	9,306
Danaher Corp.	5,226	273,529
General Electric Co.(1)	39,154	1,356,686
Honeywell International, Inc.	1,026	37,582
ITT Industries, Inc.	115	11,228
Tyco International, Ltd.	19,529	570,247

Transportation — 0.6%
Burlington Northern Santa Fe Corp.	450	21,186

CSX Corp.	264	11,262
FedEx Corp.	363	29,407
Norfolk Southern Corp.	480	14,861
Ryder System, Inc.	83	3,038
Union Pacific Corp.	315	20,412
United Parcel Service, Inc., Class B	2,039	141,017
		4,835,633

INFORMATION & ENTERTAINMENT — 8.0%

Broadcasting & Media — 5.4%
Clear Channel Communications, Inc.	613	18,960
Comcast Corp., Class A†	9,646	296,132
Comcast Corp., Special Class A†	5,700	170,715
Dow Jones & Co., Inc.	93	3,297
E.W. Scripps Co., Class A	1,800	87,840
Gannett Co., Inc.	304	21,624
Liberty Media Corp., Class A†	20,340	207,265
McGraw-Hill Cos., Inc.	450	19,913
Meredith Corp.	57	2,796
New York Times Co., Class A	183	5,700
News Corp., Class A	36,908	597,171
Omnicom Group, Inc.	215	17,170
Time Warner, Inc.†	31,835	531,963
Tribune Co.	358	12,594
Univision Communications, Inc., Class A†	5,147	141,800
Viacom, Inc., Class B	4,478	143,386

Entertainment Products — 0.6%
Harman International Industries, Inc.	800	65,088
Hasbro, Inc.	201	4,179
International Game Technology	4,812	135,458
Knight-Ridder, Inc.	98	6,011
Mattel, Inc.	502	9,187
Walt Disney Co.	2,453	61,766

Leisure & Tourism — 2.0%
Brunswick Corp.	119	5,155
Carnival Corp.	4,334	236,420
Darden Restaurants, Inc.	179	5,903
Delta Air Lines, Inc.†	168	632
Harrah’s Entertainment, Inc.	218	15,711
Hilton Hotels Corp.	459	10,947
Marriott International, Inc., Class A	245	16,714
McDonald’s Corp.	1,520	42,180
MGM Mirage, Inc.†	1,000	39,580
Royal Caribbean Cruises, Ltd.	6,500	314,340
Sabre Holdings Corp., Class A	164	3,272
Southwest Airlines Co.	892	12,426
Starbucks Corp.†	478	24,693
Starwood Hotels & Resorts Worldwide, Inc.(3)	260	15,228
Wendy’s International, Inc.	140	6,671
Wynn Resorts, Ltd.†	1,800	85,086
Yum! Brands, Inc.	353	18,384
		3,413,357

INFORMATION TECHNOLOGY — 20.8%

Communication Equipment — 0.6%
Marvell Technology Group, Ltd.†	2,500	95,100
Network Appliance, Inc.†	438	12,382
QUALCOMM, Inc.	4,364	144,056
Symbol Technologies, Inc.	293	2,892

Computer Services — 1.4%
Affiliated Computer Services, Inc., Class A†	2,856	145,942
Autodesk, Inc.	270	9,280
Computer Associates International, Inc.	636	17,477
Computer Sciences Corp.†	225	9,832
Electronic Data Systems Corp.	624	12,012
Sun Microsystems, Inc.†	4,096	15,278
Sungard Data Systems, Inc.†	348	12,239
Symantec Corp.†	14,155	307,730
Unisys Corp.†	412	2,608
VeriSign, Inc.†	1,500	43,140

Computer Software — 4.3%
Adobe Systems, Inc.	588	16,829
BMC Software, Inc.†	262	4,703
Citrix Systems, Inc.†	203	4,397
Compuware Corp.†	470	3,379
Electronic Arts, Inc.†	960	54,346
Fiserv, Inc.†	2,832	121,634
Intuit, Inc.†	1,123	50,658
Mercury Interactive Corp.†	1,406	53,934
Microsoft Corp.(1)	42,483	1,055,278
Novell, Inc.†	457	2,833
Oracle Corp.†	30,217	398,864
Parametric Technology Corp.†	326	2,080
Red Hat, Inc.†	3,000	39,300
Siebel Systems, Inc.	621	5,527
VERITAS Software Corp.†	514	12,542

Computers & Business Equipment — 3.5%
Apple Computer, Inc.†	991	36,479
Dell, Inc.†	14,211	561,476
EMC Corp.†	10,289	141,062
Gateway, Inc.†	365	1,204
Hewlett-Packard Co.	3,464	81,439
International Business Machines Corp.(1)	7,540	559,468
Lexmark International, Inc., Class A†	147	9,530
Millipore Corp.†	67	3,801
NCR Corp.†	222	7,797
Pitney Bowes, Inc.	282	12,281
Research In Motion, Ltd.†	1,000	73,750

Electronics — 4.6%
Advanced Micro Devices, Inc.†	469	8,132
Agilent Technologies, Inc.†	512	11,786
Altera Corp.†	453	8,978
Analog Devices, Inc.	4,842	180,655
Applied Materials, Inc.	16,977	274,688
Applied Micro Circuits Corp.†	370	947
ASML Holding NV†(4)	5,400	84,414
Broadcom Corp., Class A†	344	12,215
Fisher Scientific International, Inc.†	143	9,281
Freescale Semiconductor, Inc., Class B†	483	10,230
Intel Corp.(1)	28,023	730,279
KLA-Tencor Corp.	238	10,401
L-3 Communications Holdings, Inc.	2,941	225,222
Linear Technology Corp.	372	13,649
LSI Logic Corp.†	467	3,965
Maxim Integrated Products, Inc.	2,290	87,501
Micron Technology, Inc.†	736	7,515
Molex, Inc.	204	5,312
National Semiconductor Corp.	417	9,187
Novellus Systems, Inc.†	169	4,176

NVIDIA Corp.†	199	5,317
PerkinElmer, Inc.	156	2,948
PMC-Sierra, Inc.†	223	2,081
QLogic Corp.†	115	3,550
Samsung Electronics Co., Ltd.(4)	100	47,379
Sanmina-SCI Corp.†	632	3,457
Solectron Corp.†	1,163	4,408
Tektronix, Inc.	112	2,606
Teradyne, Inc.†	241	2,885
Texas Instruments, Inc.	1,999	56,112
Thermo Electron Corp.†	192	5,159
Waters Corp.†	147	5,464
Xilinx, Inc.	4,416	112,608

Internet Content — 1.1%
eBay, Inc.†	3,061	101,044
Google, Inc., Class A†	300	88,245
IAC/InterActiveCorp†	2,500	60,125
Yahoo!, Inc.†	6,179	214,102

Telecommunications — 5.3%
ADC Telecommunications, Inc.	139	3,026
ALLTEL Corp.	395	24,601
America Movil SA de CV ADR	1,800	107,298
Andrew Corp.†	203	2,590
AT&T Corp.	963	18,335
Avaya, Inc.†	570	4,742
BellSouth Corp.	2,193	58,268
CenturyTel, Inc.	163	5,645
CIENA Corp.†	690	1,442
Cisco Systems, Inc.†	18,585	355,159
Citizens Communications Co.	411	5,524
Comverse Technology, Inc.†	235	5,558
Corning, Inc.†	15,843	263,311
EchoStar Communications Corp., Class A	1,800	54,270
JDS Uniphase Corp.†	1,741	2,646
Juniper Networks, Inc.†	2,300	57,914
Lucent Technologies, Inc.†	5,327	15,502
Motorola, Inc.	2,949	53,849
Nextel Communications, Inc., Class A†	5,148	166,332
Nokia Oyj Sponsored ADR†(4)	6,500	108,172
Qwest Communications International, Inc.†	2,004	7,435
Rogers Communications, Inc., Class B	2,100	69,048
SBC Communications, Inc.	3,972	94,335
Scientific-Atlanta, Inc.	184	6,122
Sprint Corp.	4,672	117,220
Tellabs, Inc.†	539	4,689
TELUS Corp. (New York)	1,300	44,213
TELUS Corp. (Toronto)	1,000	35,145
Verizon Communications, Inc.	15,321	529,341
Vodafone Group, PLC(4)	23,989	58,291
		8,840,605

MATERIALS — 1.7%

Chemicals — 1.0%
Air Products & Chemicals, Inc.	278	16,763
Ashland, Inc.	81	5,821
Dow Chemical Co.	1,156	51,477
du Pont (E.I.) de Nemours & Co.	6,690	287,737
Eastman Chemical Co.	99	5,460
Ecolab, Inc.	273	8,834
Engelhard Corp.	149	4,254
Great Lakes Chemical Corp.	68	2,140
Hercules, Inc.†	137	1,939

International Flavors & Fragrances, Inc.	107	3,876
PPG Industries, Inc.	215	13,493
Praxair, Inc.	389	18,127
Rohm & Haas Co.	236	10,936
Sigma-Aldrich Corp.	88	4,932

Forest Products — 0.2%
Bemis Co.	132	3,503
Georgia-Pacific Corp.	313	9,953
International Paper Co.	590	17,824
Louisiana-Pacific Corp.	135	3,318
MeadWestvaco Corp.	221	6,197
Pactiv Corp.†	179	3,863
Plum Creek Timber Co., Inc.	229	8,313
Temple-Inland, Inc.	148	5,498
Weyerhaeuser Co.	293	18,650

Metals & Minerals — 0.5%
Alcoa, Inc.	1,043	27,254
Allegheny Technologies, Inc.	109	2,404
Ball Corp.	138	4,962
BHP Billiton, Ltd.(4)	7,400	101,191
Cooper Industries, Ltd., Class A	114	7,285
Freeport-McMoRan Copper & Gold, Inc., Class B	223	8,349
Newmont Mining Corp.	536	20,920
Nucor Corp.	191	8,713
Phelps Dodge Corp.	109	10,082
United States Steel Corp.	129	4,434
Vulcan Materials Co.	126	8,189

Plastic — 0.0%
Sealed Air Corp.†	105	5,228
		721,919

REAL ESTATE — 0.2%

Real Estate Investment Trusts — 0.2%
Apartment Investment & Management Co., Class A	118	4,828
Archstone-Smith Trust	242	9,346
Equity Office Properties Trust	488	16,153
Equity Residential	341	12,556
ProLogis	229	9,215
Simon Property Group, Inc.	271	19,645
		71,743

UTILITIES — 1.7%

Electric Utilities — 1.6%
AES Corp.†	777	12,727
Allegheny Energy, Inc.†	196	4,943
Ameren Corp.	241	13,327
American Electric Power Co., Inc.	468	17,255
Calpine Corp.†	647	2,200
Centerpoint Energy, Inc.	350	4,623
Cinergy Corp.	236	10,578
CMS Energy Corp.†	258	3,885
Consolidated Edison, Inc.	295	13,818
Constellation Energy Group, Inc.	220	12,692
Dominion Resources, Inc.	406	29,796
DTE Energy Co.	218	10,196
Duke Energy Corp.	1,117	33,208
Edison International	400	16,220
Entergy Corp.	264	19,945
Exelon Corp.	805	41,321

FirstEnergy Corp.	405	19,485
FPL Group, Inc.	7,176	301,823
NiSource, Inc.	327	8,087
PG&E Corp.	445	16,705
Pinnacle West Capital Corp.	124	5,512
PPL Corp.	235	13,954
Progress Energy, Inc.	301	13,617
Public Service Enterprise Group, Inc.	290	17,638
TXU Corp.	284	23,598

Gas & Pipeline Utilities — 0.1%
Dynegy, Inc., Class A†	402	1,954
El Paso Corp.	771	8,882
KeySpan Corp.	208	8,466
Kinder Morgan, Inc.	130	10,816
Nicor, Inc.	60	2,470
Peoples Energy Corp.	53	2,303
Williams Cos., Inc.	682	12,958
		715,002

TOTAL COMMON STOCK (cost $37,694,470)		40,499,789

Exchange Traded Funds — 1.1%

FINANCE — 1.1%

Financial Services — 1.1%
SPDR Trust, Series 1 (cost $440,996)	3,700	440,966

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $38,135,466)		40,940,755

Short-Term Investment Securities — 2.4%

CORPORATE SHORT-TERM NOTES — 1.2%
UBS Financial of Delaware, LLC 3.39% due 07/01/05(1)	$500,000	499,953

REGISTERED INVESTMENT COMPANY — 1.1%
T. Rowe Price Reserve Investment Fund(1)	479,490	479,490

U.S. GOVERNMENT OBLIGATIONS — 0.1%
United States Treasury Bills 2.90% due 09/15/05(1)	$60,000	59,620

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $1,039,123)		1,039,063

Repurchase Agreements — 1.5%

Agreement with State Street Bank & Trust Co., bearing interest at 1.40%, dated 06/30/05, to be repurchased 07/01/05 in the amount of $130,005 and collateralized by $135,000 of United States Treasury Notes, bearing interest at 3.50%, due 02/15/10 and having an approximate value of $135,169(1)		130,000	130,000
State Street Bank & Trust Co. Joint Repurchase Agreement Account (2)		498,000	498,000

TOTAL REPURCHASE AGREEMENTS (cost $628,000)			628,000

TOTAL INVESTMENTS —
(cost $39,802,589)@	100.5%		42,607,818
Liabilities in excess of other assets—	(0.5)		(207,924)

NET ASSETS—	100.0%		$42,399,894

†	Non-income producing security
#	Security represents an investment in an affiliated company; see Note 3.
@	See Note 4 for cost of investments on a tax basis.
(1)	The security or a portion thereof represents collateral for open futures contracts.
(2)	See Note 2 for details of Joint Repurchase Agreement
(3)	Consists of more than one class of securities traded together as a unit.
(4)	Fair valued security; see Note 1
ADR-	American Depository Receipt

Open Futures Contracts

					Unrealized
Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of June 30, 2005	Appreciation (Depreciation)
2 Long	S&P 500 Index	September 2005	$ 603,565	$ 597,750	$(5,815)

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

LARGE CAP VALUE PORTFOLIO

Investment Portfolio — June 30, 2005

(unaudited)

Common Stock — 96.2%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 5.0%

Apparel & Textiles — 0.6%
Cintas Corp.	1,370	$52,882
Gap, Inc.	7,060	139,435
Jones Apparel Group, Inc.	1,100	34,144
Liz Claiborne, Inc.	990	39,363
Nike, Inc., Class B	6,900	597,540
Reebok International, Ltd.	510	21,333
V.F. Corp.	910	52,070

Automotive — 0.7%
AutoNation, Inc.†	2,040	41,861
Cooper Tire & Rubber Co.	580	10,771
Cummins, Inc.	400	29,844
Dana Corp.	1,370	20,564
Delphi Corp.	5,130	23,854
Ford Motor Co.	17,080	174,899
General Motors Corp.	8,850	300,900
Genuine Parts Co.	11,000	451,990
Navistar International Corp.†	600	19,200
PACCAR, Inc.	1,590	108,120

Housing & Household Durables — 0.3%
Centex Corp.	1,210	85,511
KB HOME	760	57,935
Leggett & Platt, Inc.	1,740	46,249
Pulte Homes, Inc.	1,090	91,833
Whirlpool Corp.	3,550	248,890

Retail — 3.4%
Avery Dennison Corp.	5,900	312,464
Big Lots, Inc.†	1,040	13,770
Circuit City Stores, Inc.	1,750	30,257
Costco Wholesale Corp.	4,430	198,552
CVS Corp.	50,100	1,456,407
Dillard’s, Inc., Class A	650	15,223
Dollar General Corp.	26,500	539,540
Family Dollar Stores, Inc.	1,520	39,672
Federated Department Stores, Inc.	1,600	117,248
Fortune Brands, Inc.	5,230	464,424
Home Depot, Inc.	9,200	357,880
J.C. Penney Co., Inc.	2,420	127,244
Kohl’s Corp.†	3,030	169,407
Masco Corp.	4,060	128,946
May Department Stores Co.	11,510	462,241
Office Depot, Inc.†	2,900	66,236
Officemax, Inc.	640	19,053
RadioShack Corp.	10,300	238,651
Sears Holdings Corp.†	950	142,376
SUPERVALU, Inc.	1,240	40,436
Tiffany & Co.	1,310	42,916
Toys “R” Us, Inc.†	2,020	53,490
W.W. Grainger, Inc.	810	44,380
Wal-Mart Stores, Inc.	12,600	607,320
		8,337,321

CONSUMER STAPLES — 4.6%

Food, Beverage & Tobacco — 3.1%
Albertson’s, Inc.	3,380	69,898
Altria Group, Inc.	3,100	200,446
Anheuser-Busch Cos., Inc.	16,400	750,300
Archer-Daniels-Midland Co.	5,830	124,645
Campbell Soup Co.	15,800	486,166
Coca-Cola Co.	18,200	759,850
Coca-Cola Enterprises, Inc.	3,240	71,312
ConAgra Foods, Inc.	13,540	313,587
General Mills, Inc.	8,900	416,431
Kellogg Co.	11,700	519,948
Kroger Co.†	6,810	129,594
Molson Coors Brewing Co., Class B	720	44,640
PepsiCo, Inc.	10,400	560,872
Reynolds American, Inc.	1,090	85,892
Safeway, Inc.†	4,220	95,330
Unilever NV(2)	4,100	265,420
UST, Inc.	6,600	301,356

Household & Personal Products — 1.5%
Alberto-Culver Co.	780	33,798
Clorox Co.	800	44,576
Colgate-Palmolive Co.	14,500	723,695
Kimberly-Clark Corp.	19,100	1,195,469
Newell Rubbermaid, Inc.	23,400	557,856
		7,751,081

ENERGY — 9.6%

Energy Services — 1.9%
Nabors Industries, Ltd.†	1,360	82,443
Noble Corp.	1,250	76,887
Rowan Cos., Inc.	990	29,413
Royal Dutch Petroleum Co.	13,800	895,620
SCANA Corp.	8,800	375,848
Schlumberger, Ltd.	4,100	311,354
Sempra Energy	2,260	93,361
Southern Co.	6,890	238,876
TECO Energy, Inc.	8,890	168,110
Unocal Corp.	2,520	163,926
Valero Energy Corp.	2,380	188,282
Xcel Energy, Inc.	22,690	442,909

Energy Sources — 7.7%
Amerada Hess Corp.	7,600	809,476
Anadarko Petroleum Corp.	7,290	598,873
Apache Corp.	3,040	196,384
BP, PLC Sponsored ADR	8,804	549,193
Burlington Resources, Inc.	3,590	198,312
ChevronTexaco Corp.	38,328	2,143,302
ConocoPhillips	34,620	1,990,304
Devon Energy Corp.	4,390	222,485
Exxon Mobil Corp.	64,412	3,701,758
GlobalSantaFe Corp.	35,700	1,456,560
Kerr-McGee Corp.	1,070	81,652
Marathon Oil Corp.	3,230	172,385
National-Oilwell Varco, Inc.†	1,570	74,638
Occidental Petroleum Corp.	7,170	551,588
Transocean, Inc.†	3,030	163,529
		15,977,468

FINANCE — 24.7%

Banks — 9.6%
AmSouth Bancorp	3,240	84,240
Bank of America Corp.	90,364	4,121,502
Bank of Ireland (London)(2)	14,500	233,115
Bank of New York Co., Inc.	7,220	207,792
BB&T Corp.	5,010	200,250
Comerica, Inc.	1,550	89,590
Compass Bancshares, Inc.	1,130	50,850
Fifth Third Bancorp	4,830	199,044
Golden West Financial Corp.	15,420	992,740
Huntington Bancshares, Inc.	2,130	51,418
KeyCorp	3,810	126,301
M&T Bank Corp.	900	94,644
Marshall & Ilsley Corp.	1,950	86,678
Mercantile Bankshares Corp.	3,900	200,967
National City Corp.	39,320	1,341,598
North Fork Bancorp., Inc.	4,460	125,281
Northern Trust Corp.	5,770	263,054
PNC Financial Services Group, Inc.	7,690	418,797
Regions Financial Corp.	4,320	146,362
Sovereign Bancorp, Inc.	3,340	74,616
State Street Corp.	14,580	703,485
SunTrust Banks, Inc.	17,650	1,275,036
Synovus Financial Corp.	2,940	84,290
U.S. Bancorp	16,900	493,480
Wachovia Corp.	14,550	721,680
Washington Mutual, Inc.	13,440	546,874
Wells Fargo & Co.	49,080	3,022,346
Wilmington Trust Corp.	2,700	97,227
Zions Bancorp.	820	60,295

Financial Services — 9.1%
American Express Co.	5,900	314,057
Bear Stearns Co., Inc.	1,070	111,216
Capital One Financial Corp.	2,340	187,223
Charles Schwab Corp.	46,300	522,264
CIT Group, Inc.	1,930	82,932
Citigroup, Inc.	107,376	4,963,992
Countrywide Financial Corp.	5,450	210,425
E*TRADE Financial Corp.†	3,370	47,146
Fannie Mae	15,230	889,432
First Horizon National Corp.	1,190	50,218
Freddie Mac	6,370	415,515
Goldman Sachs Group, Inc.	13,280	1,354,826
J.P. Morgan Chase & Co.	81,302	2,871,587
Janus Capital Group, Inc.	9,380	141,075
Lehman Brothers Holdings, Inc.	2,560	254,157
MBNA Corp.	11,730	306,857
Mellon Financial Corp.	22,270	638,926
Merrill Lynch & Co., Inc.	8,710	479,137
Morgan Stanley	25,410	1,333,263
Providian Financial Corp.†	2,690	47,425

Insurance — 6.0%
ACE, Ltd.	19,190	860,671
Aetna, Inc.	2,690	222,786
AFLAC, Inc.	4,660	201,685
Allstate Corp.	6,160	368,060
Ambac Financial Group, Inc.	990	69,062
American International Group, Inc.#(1)	23,960	1,392,076
Aon Corp.	2,920	73,117

Chubb Corp.	16,010	1,370,616
CIGNA Corp.	1,220	130,577
Cincinnati Financial Corp.	1,521	60,171
Hartford Financial Services Group, Inc.	2,740	204,897
Jefferson-Pilot Corp.	1,240	62,521
Lincoln National Corp.	11,476	538,454
Loews Corp.	1,490	115,475
Marsh & McLennan Cos., Inc.	35,870	993,599
MBIA, Inc.	1,250	74,138
MetLife, Inc.	6,770	304,244
MGIC Investment Corp.	870	56,741
Principal Financial Group, Inc.	17,200	720,680
Prudential Financial, Inc.	4,820	316,481
SAFECO Corp.	8,060	437,980
St Paul Travelers Cos., Inc.	18,494	731,068
Torchmark Corp.	960	50,112
UnumProvident Corp. (Berlin)(2)	3,900	115,904
UnumProvident Corp. (New York)	23,460	429,787
XL Capital, Ltd., Class A	1,320	98,234
		41,334,361

HEALTHCARE — 8.5%

Drugs — 4.8%
Abbott Laboratories	9,500	465,595
Bristol-Myers Squibb Co.	27,400	684,452
Caremark Rx, Inc.†	4,220	187,875
Chiron Corp.†	1,360	47,450
King Pharmaceuticals, Inc.†	2,210	23,028
Merck & Co., Inc.	26,500	816,200
Mylan Laboratories, Inc.	2,470	47,523
Pfizer, Inc.	109,185	3,011,322
Schering-Plough Corp.	19,000	362,140
Watson Pharmaceuticals, Inc.†	19,400	573,464
Wyeth	41,000	1,824,500

Health Services — 1.3%
Health Management Associates, Inc., Class A	2,250	58,905
Humana, Inc.†	1,490	59,212
Laboratory Corp. of America Holdings†	1,240	61,876
Manor Care, Inc.	790	31,387
Medco Health Solutions, Inc.†	2,580	137,669
Tenet Healthcare Corp.†	4,300	52,632
Wellpoint, Inc.†	24,250	1,688,770

Medical Products — 2.4%
AmerisourceBergen Corp.	960	66,384
Bausch & Lomb, Inc.	490	40,670
Baxter International, Inc.	46,700	1,732,570
Beckman Coulter, Inc.	6,200	394,134
Biogen Idec, Inc.†	3,220	110,929
Boston Scientific Corp.†	11,000	297,000
Cardinal Health, Inc.	3,970	228,593
Johnson & Johnson	11,200	728,000
McKesson Corp.	2,760	123,620
MedImmune, Inc.†	13,800	368,736
		14,224,636

INDUSTRIAL & COMMERCIAL — 10.1%

Aerospace & Military Technology — 2.0%
General Dynamics Corp.	8,650	947,521
Goodrich Corp.	1,100	45,056
Lockheed Martin Corp.	9,200	596,804

Northrop Grumman Corp.	3,330	183,983
Raytheon Co.	16,820	657,998
Rockwell Automation, Inc.	8,600	418,906
Rockwell Collins, Inc.	7,700	367,136
Textron, Inc.	1,240	94,054

Business Services — 1.8%
Allied Waste Industries, Inc.†	2,480	19,666
Applera Corp. - Applied Biosystems Group	1,800	35,406
Cendant Corp.	21,350	477,600
Convergys Corp.†	1,300	18,486
Eastman Kodak Co.	18,030	484,105
Ingersoll-Rand Co., Inc., Class A	1,550	110,593
Interpublic Group Cos., Inc.†	3,880	47,258
Manpower, Inc.	11,900	473,382
Monsanto Co.	2,490	156,546
Pall Corp.	14,310	434,452
R.R. Donnelley & Sons Co.	1,960	67,640
Waste Management, Inc.	20,690	586,355
Xerox Corp.†	8,960	123,558

Electrical Equipment — 0.7%
American Power Conversion Corp.	1,660	39,159
Eaton Corp.	5,090	304,891
Emerson Electric Co.	11,300	707,719
Jabil Circuit, Inc.†	1,690	51,934
Johnson Controls, Inc.	1,810	101,957

Machinery — 1.9%
Caterpillar, Inc.	13,600	1,296,216
Deere & Co.	2,290	149,972
Dover Corp.	1,940	70,577
Illinois Tool Works, Inc.	7,400	589,632
Parker-Hannifin Corp.	6,410	397,484
Precision Castparts Corp.	7,600	592,040
Snap-On, Inc.	530	18,179
Stanley Works	690	31,423

Multi-Industry — 1.9%
General Electric Co.	30,000	1,039,500
Honeywell International, Inc.	30,180	1,105,494
ITT Industries, Inc.	870	84,938
Tyco International, Ltd.	34,240	999,808

Transportation — 1.8%
Burlington Northern Santa Fe Corp.	3,440	161,955
CSX Corp.	26,690	1,138,595
FedEx Corp.	2,790	226,018
Norfolk Southern Corp.	14,380	445,205
Ryder System, Inc.	590	21,594
Union Pacific Corp.	14,140	916,272
		16,837,067

INFORMATION & ENTERTAINMENT — 8.8%

Broadcasting & Media — 6.0%
Clear Channel Communications, Inc.	4,760	147,227
Comcast Corp., Class A†	88,922	2,729,905
Dow Jones & Co., Inc.	13,300	471,485
Gannett Co., Inc.	8,420	598,915
New York Times Co., Class A	24,330	757,879
News Corp., Class A	26,720	432,330
Time Warner, Inc.†	178,250	2,978,557
Tribune Co.	17,500	615,650

Univision Communications, Inc., Class A†	2,670	73,559
Viacom, Inc., Class B	39,460	1,263,509

Entertainment Products — 1.2%
Hasbro, Inc.	1,530	31,809
Knight-Ridder, Inc.	5,080	311,607
Mattel, Inc.	34,100	624,030
Walt Disney Co.	39,420	992,595

Leisure & Tourism — 1.6%
Brunswick Corp.	940	40,721
Carnival Corp.	4,870	265,659
Hilton Hotels Corp.	6,200	147,870
McDonald’s Corp.	42,690	1,184,647
Sabre Holdings Corp., Class A	1,200	23,940
Southwest Airlines Co.	65,940	918,544
Starwood Hotels & Resorts Worldwide, Inc.(4)	2,010	117,726
Wendy’s International, Inc.	1,060	50,509
		14,778,673

INFORMATION TECHNOLOGY — 12.9%

Communication Equipment — 0.0%
Symbol Technologies, Inc.	2,220	21,911

Computer Services — 0.4%
Affiliated Computer Services, Inc., Class A†	1,160	59,276
Computer Associates International, Inc.	4,960	136,301
Computer Sciences Corp.†	1,690	73,853
Electronic Data Systems Corp.	4,760	91,630
Sun Microsystems, Inc.†	31,860	118,838
Sungard Data Systems, Inc.†	2,720	95,662
Unisys Corp.†	3,100	19,623

Computer Software — 0.5%
BMC Software, Inc.†	2,020	36,259
Compuware Corp.†	3,550	25,524
Fiserv, Inc.†	1,760	75,592
Microsoft Corp.	23,700	588,708
Novell, Inc.†	3,480	21,576
Siebel Systems, Inc.	4,730	42,097
VERITAS Software Corp.†	4,010	97,844

Computers & Business Equipment — 1.6%
EMC Corp.†	22,180	304,088
Hewlett-Packard Co.	60,297	1,417,583
International Business Machines Corp.	7,400	549,080
NCR Corp.†	1,720	60,406
Sony Corp. Sponsored ADR	8,800	303,072

Electronics — 3.0%
Advanced Micro Devices, Inc.†	3,620	62,771
Agilent Technologies, Inc.†	10,770	247,925
Analog Devices, Inc.	10,900	406,679
Applied Materials, Inc.†	58,720	950,090
Applied Micro Circuits Corp.†	2,800	7,168
Fisher Scientific International, Inc.†	1,100	71,390
Freescale Semiconductor, Inc., Class B†	3,800	80,484
Intel Corp.	41,600	1,084,096
KLA-Tencor Corp.†	1,810	79,097
L-3 Communications Holdings, Inc.	1,110	85,004
Lam Research Corp.†	15,200	439,888
LSI Logic Corp.†	3,550	30,139
Micron Technology, Inc.†	5,640	57,584

Molex, Inc.	1,620	42,185
Novellus Systems, Inc.†	1,260	31,135
PerkinElmer, Inc.	1,180	22,302
QLogic Corp.†	830	25,622
Sanmina-SCI Corp.†	4,810	26,311
Solectron Corp.†	8,900	33,731
Tektronix, Inc.	810	18,849
Teradyne, Inc.†	55,590	665,412
Texas Instruments, Inc.	19,500	547,365
Thermo Electron Corp.†	1,470	39,499

Telecommunications — 7.4%
ADC Telecommunications, Inc.†	1,057	23,011
ALLTEL Corp.	13,830	861,333
Andrew Corp.†	1,480	18,885
AT&T Corp.	43,120	821,005
BellSouth Corp.	40,290	1,070,505
CenturyTel, Inc.	1,210	41,902
CIENA Corp.†	5,270	11,014
Cisco Systems, Inc.†	12,600	240,786
Comverse Technology, Inc.†	1,840	43,516
EchoStar Communications Corp., Class A	4,900	147,735
JDS Uniphase Corp.†	13,260	20,155
Lucent Technologies, Inc.†	32,000	93,120
McLeod USA, Inc. † (2)(5)(6)	35,600	0
Motorola, Inc.	46,320	845,803
Nextel Communications, Inc., Class A†	10,400	336,024
Nokia Oyj Sponsored ADR†	57,000	948,480
Qwest Communications International, Inc.†	94,100	349,111
SBC Communications, Inc.	104,180	2,474,275
Scientific-Atlanta, Inc.	1,390	46,245
Sprint Corp.	88,470	2,219,713
Tellabs, Inc.†	4,110	35,757
TELUS Corp. (New York)	4,200	142,842
TELUS Corp. (Toronto)	2,300	80,834
Verizon Communications, Inc.	41,802	1,444,259
		21,509,959

MATERIALS — 5.7%

Chemicals — 2.5%
Air Products & Chemicals, Inc.	2,100	126,630
Ashland, Inc.	610	43,840
Dow Chemical Co.	30,560	1,360,837
du Pont (E.I.) de Nemours & Co.	32,400	1,393,524
Eastman Chemical Co.	780	43,017
Engelhard Corp.	1,100	31,405
Great Lakes Chemical Corp.	6,470	203,611
Hercules, Inc.†	13,100	185,365
Huntsman Corp.†	16,400	332,428
International Flavors & Fragrances, Inc.	8,300	300,626
PPG Industries, Inc.	1,580	99,161
Rohm & Haas Co.	1,770	82,022
Sigma-Aldrich Corp.	630	35,305

Forest Products — 0.9%
Bemis Co.	980	26,009
Georgia-Pacific Corp.	2,390	76,002
International Paper Co.	25,178	760,627
Louisiana-Pacific Corp.	1,010	24,826
MeadWestvaco Corp.	10,890	305,356
Pactiv Corp.†	1,360	29,349
Plum Creek Timber Co., Inc.	1,690	61,347
Temple-Inland, Inc.	1,140	42,351
Weyerhaeuser Co.	2,280	145,122

Metals & Minerals — 2.3%
Alcoa, Inc.	70,670	1,846,607
Cameco Corp.	15,500	693,625
Cooper Industries, Ltd., Class A	7,860	502,254
Newmont Mining Corp.	4,150	161,975
Nucor Corp.	1,470	67,061
Phelps Dodge Corp.	890	82,325
United States Steel Corp.	1,040	35,745
Vulcan Materials Co.	6,230	404,888

Plastic — 0.0%
Sealed Air Corp.†	760	37,840
		9,541,080

REAL ESTATE — 0.5%

Real Estate Companies — 0.1%
CB Richard Ellis Group, Inc., Class A†	2,700	118,422

Real Estate Investment Trusts — 0.4%
Apartment Investment & Management Co., Class A	870	35,600
Archstone-Smith Trust	1,820	70,289
Equity Office Properties Trust	3,810	126,111
Equity Residential	2,690	99,046
ProLogis	1,710	68,810
Simon Property Group, Inc.	4,100	297,209
		815,487

UTILITIES — 5.8%

Electric Utilities — 5.6%
Allegheny Energy, Inc.†	1,480	37,326
Ameren Corp.	1,860	102,858
American Electric Power Co., Inc.	3,580	131,995
Calpine Corp.†	4,920	16,728
Centerpoint Energy, Inc.	2,660	35,139
Cinergy Corp.	1,870	83,813
CMS Energy Corp.†	2,000	30,120
Consolidated Edison, Inc.	14,030	657,165
Constellation Energy Group, Inc.	8,830	509,403
Dominion Resources, Inc.	12,310	903,431
DTE Energy Co.	1,600	74,832
Duke Energy Corp.	30,030	892,792
Edison International	2,990	121,244
Entergy Corp.	9,080	685,994
Exelon Corp.	34,670	1,779,611
FirstEnergy Corp.	10,020	482,062
FPL Group, Inc.	3,640	153,098
NiSource, Inc.	28,700	709,751
PG&E Corp.	3,450	129,513
Pinnacle West Capital Corp.	900	40,005
PPL Corp.	6,440	382,407
Progress Energy, Inc.	19,030	860,917
Public Service Enterprise Group, Inc.	2,230	135,629
TXU Corp.	4,800	398,832

Gas & Pipeline Utilities — 0.2%
Dynegy, Inc., Class A†	3,040	14,774
El Paso Corp.	5,910	68,083
KeySpan Corp.	1,590	64,713
Nicor, Inc.	400	16,468
Peoples Energy Corp.	340	14,777
Williams Cos., Inc.	5,370	102,030
		9,635,510

TOTAL COMMON STOCK (cost $146,502,624)		160,742,643

Bonds & Notes — 0.1%

INFORMATION TECHNOLOGY — 0.1%

Telecommunications — 0.1%
Lucent Technologies, Inc. 8.00% due 08/01/31 (cost $112,792)		$142,000	145,905

Exchange Traded Funds — 1.4%

FINANCE — 1.4%

Financial Services — 1.4%
iShares S&P 500/Barra Growth Value Index Fund (cost $2,265,697)		36,800	2,294,112

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $148,881,113)			163,182,660

Short-Term Investment Securities — 1.7%

CORPORATE SHORT-TERM NOTES — 0.2%
UBS Financial of Delaware, LLC 3.39% due 07/01/05(1)		250,000	249,976

REGISTERED INVESTMENT COMPANY — 1.5%
T. Rowe Price Reserve Investment Fund(1)		2,501,246	2,501,246

U.S. GOVERNMENT OBLIGATIONS — 0.0%
United States Treasury Bills 2.90% due 09/15/05(1)		$45,000	44,715

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $2,795,970)			2,795,937

Repurchase Agreements — 0.5%

Agreement with State Street Bank & Trust Co., bearing interest at 1.40%, dated 06/30/05, to be repurchased 07/01/05 in the amount of $124,005 and collateralized by $125,000 of United States Treasury Notes, bearing interest at 4.00%, due 11/15/12 and having an approximate value of $127,031(1)		124,000	124,000
UBS Securities, LLC Joint Repurchase Agreement Account (3)		785,000	785,000

TOTAL REPURCHASE AGREEMENTS (cost $909,000)			909,000

TOTAL INVESTMENTS — (cost $152,586,083)@	99.9%		166,887,597
Other assets less liabilities—	0.1		94,933

NET ASSETS—	100.0%		$166,982,530

†              Non-income producing security

#              Security represents an investment in an affiliated company; see Note 3

@            See Note 4 for cost of investments on a tax basis

(1)           The security or a portion thereof represents collateral for open futures contracts.

(2)           Fair valued security; see Note 1

(3)           See Note 2 for details of Joint Repurchase Agreement.

(4)           Consists of more than one class of securities traded together as a unit.

(5)           Illiquid security

(6)           Company has filed Chapter 11 bankruptcy.

ADR-      American Depository Receipt

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of June 30, 2005	Unrealized Appreciation (Depreciation)
3 Long	S&P Barra Value	September 2005	$ 463,373	$ 465,900	$2,527

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

MID CAP GROWTH PORTFOLIO

Investment Portfolio — June 30, 2005

(unaudited)

Common Stock — 98.2%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 15.4%

Apparel & Textiles — 1.8%
Cintas Corp.	7,055	$272,323
Coach, Inc.†	37,721	1,266,294
Columbia Sportswear Co.†	71	3,507
Foot Locker, Inc.	1,662	45,240
Polo Ralph Lauren Corp.	230	9,915
Quiksilver, Inc.†	2,447	39,103
Reebok International, Ltd.	284	11,880
Stride Rite Corp.	33,100	456,449
Timberland Co., Class A†	724	28,033

Automotive — 1.7%
Advanced Auto Parts, Inc.†	18,686	1,206,181
Autoliv, Inc.	315	13,797
AutoZone, Inc.†	1,156	106,884
BorgWarner, Inc.	375	20,126
Carmax, Inc.†	2,166	57,724
Cummins, Inc.	515	38,424
Goodyear Tire & Rubber Co.†	1,839	27,401
Harley-Davidson, Inc.	900	44,640
Navistar International Corp.†	1,278	40,896
O’Reilly Automotive, Inc.†	5,873	175,074
PACCAR, Inc.	3,173	215,764
Polaris Industries, Inc.	883	47,682

Housing & Household Durables — 1.4%
Beazer Homes USA, Inc.	368	21,031
Black & Decker Corp.	1,001	89,940
Centex Corp.	2,273	160,633
D.R. Horton, Inc.	4,760	179,024
Hovnanian Enterprises, Inc., Class A†	724	47,205
KB HOME	2,427	185,010
Leggett & Platt, Inc.	1,105	29,371
Lennar Corp., Class A	2,798	177,533
MDC Holdings, Inc.	434	35,696
Mohawk Industries, Inc.†	254	20,955
NVR, Inc.†	112	90,720
Pulte Homes, Inc.	900	75,825
Ryland Group, Inc.	785	59,558
Sherwin-Williams Co.	2,423	114,099
Standard Pacific Corp.	89	7,828
Toll Brothers, Inc.†	1,961	199,139
Winnebago Industries, Inc.	3,000	98,250

Retail — 10.5%
7-Eleven, Inc.†	522	15,785
Abercrombie & Fitch Co., Class A	10,290	706,923
Aeropostale, Inc.†	20,100	675,360
American Eagle Outfitters, Inc.	2,321	71,139
AnnTaylor Stores Corp.†	696	16,899
Avery Dennison Corp.	3,101	164,229
Barnes & Noble, Inc.†	337	13,076
Bebe Stores, Inc.	391	10,350
Bed Bath & Beyond, Inc.†	10,200	426,156
CDW Corp.	4,236	241,833
Chico’s FAS, Inc.†	3,742	128,276
Circuit City Stores, Inc.	1,675	28,961
Claire’s Stores, Inc.	1,631	39,225

Dick’s Sporting Goods, Inc.†	12,565	484,883
Dollar General Corp.	17,849	363,406
Dollar Tree Stores, Inc.†	5,122	122,928
Family Dollar Stores, Inc.	11,139	290,728
Fortune Brands, Inc.	3,016	267,821
Fred’s, Inc.	2,900	48,082
GameStop Corp., Class A†	32,300	1,056,533
Geox SpA†(4)	55,486	461,639
HNI Corp.	3,341	170,892
J.C. Penney Co., Inc.	1,845	97,010
Kohl’s Corp.†	15,000	838,650
Limited Brands	7,176	153,710
Men’s Wearhouse, Inc.†	35,351	1,217,135
Michaels Stores, Inc.	2,806	116,084
MSC Industrial Direct Co., Inc., Class A	972	32,805
Neiman Marcus Group, Inc., Class A	171	16,573
NetFlix, Inc.†	29,000	475,890
Nordstrom, Inc.	2,189	148,786
Office Depot, Inc.†	20,700	472,788
Petsmart, Inc.	6,967	211,448
RadioShack Corp.	3,228	74,793
Ross Stores, Inc.	7,664	221,566
Saks, Inc.†	372	7,057
Staples, Inc.	25,550	544,726
Tiffany & Co.	6,996	229,189
TJX Cos., Inc.	17,854	434,745
Urban Outfitters, Inc.†	12,485	707,775
W.W. Grainger, Inc.	297	16,273
Williams-Sonoma, Inc.†	6,020	238,211
		17,779,492

CONSUMER STAPLES — 1.8%

Food, Beverage & Tobacco — 1.0%
Aqua America, Inc.	221	6,573
Brown-Forman Corp., Class B	1,075	64,995
Campbell Soup Co.	2,413	74,248
Constellation Brands, Inc., Class A†	7,988	235,646
Cott Corp.†	2,000	43,660
H.J. Heinz Co.	3,913	138,598
Hershey Foods Corp.	1,600	99,360
Kroger Co.†	891	16,956
McCormick & Co., Inc.	3,413	111,537
Pepsi Bottling Group, Inc.	793	22,688
Tootsie Roll Industries, Inc.	3,125	91,406
UST, Inc.	1,814	82,827
Whole Foods Market, Inc.	1,355	160,296
Wm. Wrigley Jr. Co.	700	48,188

Household & Personal Products — 0.8%
Alberto-Culver Co.	424	18,372
Church & Dwight, Inc.	1,317	47,675
Estee Lauder Cos., Inc., Class A	2,389	93,482
Jarden Corp.†	4,000	215,680
Newell Rubbermaid, Inc.	942	22,457
Scotts Miracle-Gro Co., Class A†	73	5,198
Spectrum Brands, Inc.†	540	17,820
Tempur-Pedic International, Inc.†	22,000	487,960
		2,105,622

EDUCATION — 1.1%

Education — 1.1%
Apollo Group, Inc., Class A†	2,320	181,471
Career Education Corp.†	4,330	158,521
Education Management Corp.†	7,041	237,493

ITT Educational Services, Inc.†	3,057	163,305
Laureate Education, Inc.†	734	35,129
Universal Technical Institute, Inc.†	14,500	481,400
		1,257,319

ENERGY — 5.1%

Energy Services — 2.3%
Baker Hughes, Inc.(1)	3,800	194,408
BJ Services Co.	7,358	386,148
CONSOL Energy, Inc.	1,324	70,940
Cooper Cameron Corp.†	4,333	268,863
Noble Energy, Inc.	235	17,778
Patterson-UTI Energy, Inc.	3,517	97,878
Pride International, Inc.†	1,496	38,447
Rowan Cos., Inc.	1,332	39,574
Smith International, Inc.	5,701	363,154
Southwestern Energy Co.†	1,512	71,034
Sunoco, Inc.	1,194	135,734
Tesoro Corp.	812	37,774
Tidewater, Inc.	438	16,696
Unit Corp.†	780	34,328
Vintage Petroleum, Inc.	19,400	591,118
Weatherford International, Ltd.†	4,200	243,516
Western Gas Resources, Inc.	1,108	38,669

Energy Sources — 2.8%
Chesapeake Energy Corp.	2,569	58,573
Denbury Resources, Inc.†	1,177	46,809
Diamond Offshore Drilling, Inc.	9,227	492,999
Energy Partners, Ltd.†	16,400	429,844
ENSCO International, Inc.	2,263	80,902
EOG Resources, Inc.	4,962	281,842
FMC Technologies, Inc.†	1,435	45,877
Grant Prideco, Inc.†	2,582	68,294
Helmerich & Payne, Inc.	701	32,891
Massey Energy Co.	11,392	429,706
Murphy Oil Corp.	7,820	408,438
National-Oilwell Varco, Inc.†	2,087	99,216
Newfield Exploration Co.†	1,035	41,286
Peabody Energy Corp.	2,712	141,132
Pioneer Natural Resources Co.	158	6,649
Plains Exploration & Production Co.†	1,605	57,026
Quicksilver Resources, Inc.†	639	40,851
Range Resources Corp.	1,692	45,515
XTO Energy, Inc.	14,219	483,304
		5,937,213

FINANCE — 7.7%

Banks — 1.8%
Bank of Hawaii Corp.	132	6,699
Boston Private Financial Holdings, Inc.	1,800	45,360
City National Corp.	1,000	71,710
Commerce Bancorp, Inc.	2,627	79,624
Cullen/Frost Bankers, Inc.	82	3,907
East-West Bancorp, Inc.	3,792	127,373
Hudson City Bancorp, Inc.	4,239	48,367
Investors Financial Services Corp.	4,885	184,751
North Fork Bancorp., Inc.	2,700	75,843
Northern Trust Corp.	10,133	461,963
Peoples Bank	1,196	36,167
State Street Corp.	7,300	352,225
SVB Financial Group†	2,300	110,170
Synovus Financial Corp.	13,852	397,137
TCF Financial Corp.	2,045	52,925
UCBH Holdings, Inc.	4,400	71,456

Financial Services — 4.5%
A.G. Edwards, Inc.	1,100	49,665
Affiliated Managers Group, Inc.†	570	38,948
Allmerica Financial Corp.†	78	2,893
AmeriCredit Corp.†	1,296	33,048
Ameritrade Holding Corp.†	48,249	896,949
Amvescap, PLC Sponsored ADR	3,850	46,239
BlackRock, Inc., Class A	388	31,215
Calamos Asset Management, Inc., Class A	470	12,803
CapitalSource, Inc.†	1,021	20,042
Charles Schwab Corp.	18,800	212,064
Chicago Merchantile Exchange Holdings, Inc.	710	209,805
Dun & Bradstreet Corp.†	2,912	179,525
Eaton Vance Corp.	11,662	278,838
Equifax, Inc.	5,414	193,334
Federated Investors, Inc., Class B	4,518	135,585
First Horizon National Corp.	1,600	67,520
First Marblehead Corp.†	2,262	79,306
Franklin Resources, Inc.	3,900	300,222
H&R Block, Inc.	4,327	252,480
IndyMac Bancorp, Inc.	688	28,022
Instinet Group, Inc.†	580	3,039
Interactive Data Corp.†	359	7,460
Lazard, Ltd.†	5,500	127,875
Legg Mason, Inc.	4,857	505,662
Mellon Financial Corp.	7,058	202,494
MoneyGram International, Inc.	7,700	147,224
Moody’s Corp.	13,292	597,608
Nelnet, Inc., Class A†	167	5,556
Nuveen Investments, Inc., Class A	5,944	223,613
Providian Financial Corp.†	1,031	18,177
Raymond James Financial, Inc.	2,450	69,213
Student Loan Corp.	83	18,243
T. Rowe Price Group, Inc.	2,295	143,667
Westcorp	192	10,065

Insurance — 1.4%
Ambac Financial Group, Inc.	2,001	139,590
Arch Capital Group, Ltd.†	1,200	54,060
Arthur J. Gallagher & Co.	4,202	114,000
Axis Capital Holdings, Ltd.	2,200	62,260
Brown & Brown, Inc.	2,547	114,462
Erie Indemnity Co., Class A	116	6,293
HCC Insurance Holdings, Inc.	715	27,077
Markel Corp.†	278	94,242
Marsh & McLennan Cos., Inc.	3,200	88,640
MBIA, Inc.	1,771	105,038
MGIC Investment Corp.	1,100	71,742
Philadelphia Consolidated Holding Co.†	308	26,106
Radian Group, Inc.	900	42,498
RenaissanceRe Holdings, Ltd.	1,300	64,012
Transatlantic Holdings, Inc.#	38	2,121
Triad Guaranty, Inc.†	900	45,351
Unitrin, Inc.	476	23,372
W.R. Berkley Corp.	420	14,986
White Mountains Insurance Group, Ltd.	700	441,630
Willis Group Holdings, Ltd.	2,700	88,344
		8,899,900

HEALTHCARE — 18.0%

Drugs — 7.4%
Abgenix, Inc.†	5,100	43,758
Allergan, Inc.	3,984	339,596

American Pharmaceutical Partners, Inc.†	403	16,624
Amylin Pharmaceuticals, Inc.†	25,800	539,994
Auxilium Pharmaceuticals, Inc.†	27,000	128,790
Barr Pharmaceuticals, Inc.†	1,842	89,779
Caremark Rx, Inc.†	3,700	164,724
Cephalon, Inc.†	8,904	354,468
Chiron Corp.†	2,158	75,292
Diversa Corp.†	8,500	44,285
Endo Pharmaceuticals Holdings, Inc.†	1,067	28,041
Eon Labs, Inc.†	659	20,192
Forest Laboratories, Inc.†	7,287	283,100
Genzyme Corp.†(1)	8,300	498,747
Gilead Sciences, Inc.†	29,300	1,288,907
Hospira, Inc.†	1,590	62,010
ImClone Systems, Inc.†	1,405	43,513
Impax Laboratories, Inc.†	26,100	409,770
Integra LifeSciences Holdings Corp.†	1,400	40,880
Invitrogen Corp.†	2,140	178,240
IVAX Corp.†	11,396	245,014
Kos Pharmaceuticals, Inc.†	402	26,331
Martek Biosciences Corp.†	5,300	201,135
Medicines Co.†	2,000	46,780
Millennium Pharmaceuticals, Inc.†	62,315	577,660
Mylan Laboratories, Inc.	1,626	31,284
Neurocrine Biosciences, Inc.†	7,600	319,656
Omnicare, Inc.	2,890	122,623
OSI Pharmaceuticals, Inc.†	10,763	439,884
Pharmaceutical Product Development, Inc.†	19,202	899,806
Protein Design Labs, Inc.†	5,799	117,198
Sepracor, Inc.†	4,477	268,665
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	14,200	442,188
Vertex Pharmaceuticals, Inc.†	5,258	88,545

Health Services — 5.1%
Accredo Health, Inc.†	1,028	46,671
AMERIGROUP Corp.†	1,061	42,652
Cerner Corp.†	596	40,510
Charles River Laboratories International, Inc.†	2,855	137,754
Community Health Systems, Inc.†	1,056	39,906
Covance, Inc.†	26,207	1,175,908
Coventry Health Care, Inc.†	5,627	398,110
Dade Behring Holdings, Inc.	918	59,679
Express Scripts, Inc.†	6,170	308,377
Health Management Associates, Inc., Class A	7,322	191,690
Health Net, Inc.†	1,416	54,035
Henry Schein, Inc.†	5,299	220,014
Humana, Inc.†	2,564	101,893
IMS Health, Inc.	10,607	262,735
Laboratory Corp. of America Holdings†	6,492	323,951
LifePoint Hospitals, Inc.†	1,159	58,553
Lincare Holdings, Inc.†	4,754	194,153
Manor Care, Inc.	3,992	158,602
Medco Health Solutions, Inc.†	4,100	218,776
Pacificare Health Systems, Inc.†	1,088	77,738
Patterson Cos., Inc.†	4,536	204,483
Qiagen NV†	8,900	102,706
Quest Diagnostics, Inc.	8,907	474,476
Renal Care Group, Inc.†	1,410	65,001
Sierra Health Services, Inc.†	400	28,584
Tenet Healthcare Corp.†	1,468	17,968
Triad Hospitals, Inc.†	629	34,369
Universal Health Services, Inc., Class B	714	44,397
Valeant Pharmaceuticals International	1,919	33,832
VCA Antech, Inc.†	1,485	36,011
WebMD Corp.†	5,655	58,077
Weight Watchers International, Inc.†	854	44,075

Wellchoice, Inc.†	5,968	414,597
Wellpoint, Inc.†	3,200	222,848

Medical Products — 5.5%
Advanced Medical Optics, Inc.†	1,348	53,583
Affymetrix, Inc.†	1,309	70,594
ArthroCare Corp.†	1,900	66,386
AtheroGenics, Inc.†	3,900	62,322
Bausch & Lomb, Inc.	3,003	249,249
Beckman Coulter, Inc.	2,683	170,558
Becton Dickinson & Co.	1,800	94,446
Biogen Idec, Inc.†	3,266	112,514
Biomet, Inc.	11,724	406,119
C.R. Bard, Inc.	11,380	756,884
Celgene Corp.†	6,860	279,682
Cooper Cos., Inc.	2,331	141,865
Cytyc Corp.†	2,364	52,150
DaVita, Inc.†	3,676	167,184
Decode Genetics, Inc.†	7,500	70,425
DENTSPLY International, Inc.	3,100	167,400
Edwards Lifesciences Corp.†	3,635	156,378
Gen-Probe, Inc.†	3,148	114,052
Hillenbrand Industries, Inc.	396	20,018
Hologic, Inc.†	17,100	679,725
Human Genome Sciences, Inc.†	5,500	63,690
IDEXX Laboratories, Inc.†	676	42,135
INAMED Corp.†	1,950	130,592
Kinetic Concepts, Inc.†	1,005	60,300
Kyphon, Inc.†	4,000	139,160
McKesson Corp.	2,557	114,528
MedImmune, Inc.†	7,339	196,098
Nektar Therapeutics†	2,900	48,836
ResMed, Inc.†	2,524	166,559
Respironics, Inc.†	19,884	718,011
Smith & Nephew, PLC Sponsored ADR	2,000	98,820
St. Jude Medical, Inc.†	2,200	95,942
Sybron Dental Specialties, Inc.†	1,500	56,430
Techne Corp.†	2,697	123,819
Varian Medical Systems, Inc.†	6,940	259,070
Wright Medical Group, Inc.†	4,100	109,470
Zimmer Holdings, Inc.†	1,000	76,170
		20,761,774

INDUSTRIAL & COMMERCIAL — 9.6%

Aerospace & Military Technology — 1.3%
Alliant Techsystems, Inc.†	520	36,712
Empresa Brasileira de Aeronautica SA ADR	5,200	171,964
Goodrich Corp.	2,500	102,400
Rockwell Automation, Inc.	3,815	185,829
Rockwell Collins, Inc.	18,595	886,610
Textron, Inc.	977	74,105
Titan Corp.†	1,769	40,227

Business Services — 4.9%
Alliance Data Systems Corp.†	951	38,572
Allied Waste Industries, Inc.†	1,923	15,249
AMIS Holdings, Inc.†	6,300	84,042
Applera Corp. - Applied Biosystems Group	2,600	51,142
Aramark Corp., Class B	4,592	121,229
Cogent, Inc.†	12,500	356,875
Copart, Inc.†	1,365	32,487
Corporate Executive Board Co.	2,658	208,201
DeVry, Inc.†	3,000	59,700
Dex Media, Inc.	1,560	38,079
Donaldson Co., Inc.	1,593	48,316

Fastenal Co.	1,259	77,126
Fluor Corp.	1,796	103,432
Getty Images, Inc.†	4,341	322,363
Harsco Corp.	763	41,622
Harte-Hanks, Inc.	4,541	135,004
Hewitt Associates, Inc., Class A†	413	10,949
Interpublic Group Cos., Inc.†	7,779	94,748
Iron Mountain, Inc.†	7,723	239,567
Jacobs Engineering Group, Inc.†	965	54,291
Manpower, Inc.	3,004	119,499
Monsanto Co.	1,600	100,592
Monster Worldwide, Inc.†	47,332	1,357,482
Pall Corp.	2,930	88,955
Paychex, Inc.	13,879	451,623
R.H. Donnelley Corp.†	519	32,168
Robert Half International, Inc.	11,223	280,238
SCP Pool Corp.	1,089	38,213
Stericycle, Inc.†	16,417	826,103
WPP Group, PLC Sponsored ADR	3,001	153,201

Electrical Equipment — 0.7%
American Power Conversion Corp.	3,521	83,060
Ametek, Inc.	2,845	119,063
Eaton Corp.	1,069	64,033
Hubbell, Inc., Class B	82	3,616
Jabil Circuit, Inc.†	10,699	328,780
Johnson Controls, Inc.	765	43,093
Littelfuse, Inc.†	1,700	47,345
Roper Industries, Inc.	2,164	154,445

Machinery — 1.4%
Dover Corp.	2,873	104,520
Graco, Inc.	1,435	48,891
IDEX Corp.	3,554	137,220
Joy Global, Inc.	1,665	55,927
Mettler-Toledo International, Inc.†	692	32,234
Parker-Hannifin Corp.	1,112	68,955
Pentair, Inc.	1,828	78,257
Precision Castparts Corp.	1,780	138,662
Stanley Works	995	45,312
Techtronic Industries Co., Ltd.†(4)	283,500	714,215
Toro Co.	897	34,633
Zebra Technologies Corp., Class A†	3,994	174,897

Multi-Industry — 0.4%
American Standard Cos., Inc.	3,838	160,889
Danaher Corp.	1,600	83,744
ITT Industries, Inc.	2,514	245,442

Transportation — 0.9%
C.H. Robinson Worldwide, Inc.	4,758	276,915
CNF, Inc.	1,092	49,031
Expeditors International Washington, Inc.	6,112	304,439
J.B. Hunt Transport Services, Inc.	2,300	44,390
Landstar System, Inc.†	3,139	94,547
Norfolk Southern Corp.	1,241	38,421
Oshkosh Truck Corp.	771	60,354
Ryder System, Inc.	492	18,007
Swift Transportation Co., Inc.†	435	10,131
UTI Worldwide, Inc.	1,200	83,544
		11,025,927
INFORMATION & ENTERTAINMENT — 10.2%

Broadcasting & Media — 2.8%
Cablevision Systems New York Group, Class A†	3,725	119,945

Citadel Broadcasting Corp.†	3,900	44,655
CKX, Inc.†	355	4,567
Cox Radio, Inc., Class A†	4,900	77,175
Cumulus Media, Inc., Class A†	3,600	42,408
Dow Jones & Co., Inc.	1,214	43,036
E.W. Scripps Co., Class A	3,899	190,271
Entercom Communications Corp.†	2,300	76,567
John Wiley & Sons, Inc., Class A	953	37,863
Lamar Advertising Co., Class A†	3,764	160,986
Liberty Global, Inc.†	2,083	97,214
McGraw-Hill Cos., Inc.	2,600	115,050
Meredith Corp.	2,748	134,817
New York Times Co., Class A	2,200	68,530
Omnicom Group, Inc.	2,500	199,650
Radio One, Inc., Class D†	5,900	75,343
Regent Communications, Inc.†	8,900	52,243
Salem Communications Corp., Class A†	5,400	107,136
Sirius Satellite Radio, Inc.†	27,455	177,909
Spanish Broadcasting System, Inc., Class A†	8,600	85,914
Univision Communications, Inc., Class A†	8,178	225,304
Washington Post Co., Class B	203	169,511
Westwood One, Inc.	3,773	77,082
XM Satellite Radio Holdings, Inc., Class A†	25,426	855,839

Entertainment Products — 0.7%
Dreamworks Animation SKG, Inc., Class A†	4,016	105,219
Harman International Industries, Inc.	2,429	197,623
International Game Technology	13,630	383,685
Las Vegas Sands Corp.†	514	18,376
Marvel Enterprises, Inc.†	1,420	28,002
Mattel, Inc.	3,790	69,357
Warner Music Group Corp.†	443	7,177

Leisure & Tourism — 6.7%
AMR Corp.†	3,347	40,532
Applebee’s International, Inc.	1,682	44,556
Boyd Gaming Corp.	5,280	269,966
Brinker International, Inc.†	1,840	73,692
Brunswick Corp.	3,028	131,173
CBRL Group, Inc.	485	18,847
CEC Entertainment, Inc.†	9,300	391,437
Cheesecake Factory, Inc.†	3,269	113,532
Choice Hotels International, Inc.	4,170	273,969
Darden Restaurants, Inc.(1)	3,249	107,152
Fairmont Hotels Resorts, Inc.	3,000	104,490
GTECH Holdings Corp.	2,383	69,679
Harrah’s Entertainment, Inc.	13,271	956,441
Hilton Hotels Corp.	11,419	272,343
International Speedway Corp., Class A	81	4,557
JetBlue Airways Corp.†	1,906	38,959
Marriott International, Inc., Class A	4,900	334,278
MGM Mirage, Inc.†	2,499	98,910
Outback Steakhouse, Inc.	2,319	104,912
Panera Bread Co., Class A†	639	39,672
Penn National Gaming, Inc.†	1,358	49,567
Rare Hospitality International, Inc.†	17,600	536,272
Red Robin Gourmet Burgers, Inc.†	18,600	1,152,828
Regal Entertainment Group, Class A	846	15,973
Royal Caribbean Cruises, Ltd.	4,900	236,964
Ruby Tuesday, Inc.	1,600	41,440
Sabre Holdings Corp., Class A	2,200	43,890
Scientific Games Corp., Class A†	1,257	33,851
Shuffle Master, Inc.†	4,875	136,646
SkyWest, Inc.	5,100	92,718
Sonic Corp.†	1,252	38,224
Southwest Airlines Co.	16,689	232,478

Starwood Hotels & Resorts Worldwide, Inc.(3)	2,801	164,055
Station Casinos, Inc.	15,370	1,020,568
Thor Industries, Inc.	3,300	103,719
Wendy’s International, Inc.	1,266	60,325
WMS Industries, Inc.†	2,200	74,250
Wynn Resorts, Ltd.†	3,990	188,607
		11,759,926

INFORMATION TECHNOLOGY — 26.9%

Communication Equipment — 0.5%
Marvell Technology Group, Ltd.†	4,300	163,572
Network Appliance, Inc.†	10,279	290,587
Symbol Technologies, Inc.	12,555	123,918

Computer Services — 4.6%
Affiliated Computer Services, Inc., Class A†	3,722	190,194
Autodesk, Inc.	4,742	162,983
BISYS Group, Inc.†	1,090	16,285
CACI International, Inc., Class A†	621	39,222
Ceridian Corp.†	1,528	29,765
Certegy, Inc.	5,332	203,789
CheckFree Corp.†	1,453	49,489
Cognizant Technology Solutions Corp., Class A†	7,044	331,984
Digitas, Inc.†	42,300	482,643
DST Systems, Inc.†	3,640	170,352
Electronic Data Systems Corp.	2,497	48,067
FactSet Research Systems, Inc.	2,850	102,144
Fair Isaac Corp.	3,719	135,744
FileNET Corp.†	2,000	50,280
Global Payments, Inc.	2,182	147,940
LECG Corp.†	3,500	74,410
Logitech International SA†(4)	20,802	667,290
Navteq Corp.†	22,260	827,627
Reynolds & Reynolds Co., Class A	170	4,595
SRA International, Inc., Class A†	22,900	795,088
Sun Microsystems, Inc.†	41,889	156,246
Sungard Data Systems, Inc.†	5,654	198,851
Synopsys, Inc.†	4,213	70,231
VeriSign, Inc.†	10,386	298,701

Computer Software — 6.1%
Activision, Inc.†	9,573	158,146
Adobe Systems, Inc.	4,300	123,066
Avid Technology, Inc.†	729	38,841
BMC Software, Inc.†	2,067	37,103
Check Point Software Technologies, Ltd.†	5,750	113,850
ChoicePoint, Inc.†	5,404	216,430
Citrix Systems, Inc.†	8,311	180,016
Cognos, Inc.†	13,200	450,648
Compuware Corp.†	3,583	25,762
Electronic Arts, Inc.†	9,000	509,490
Fiserv, Inc.†	7,117	305,675
Hyperion Solutions Corp.†	2,838	114,201
Intuit, Inc.†	8,599	387,901
McAfee, Inc.†	9,675	253,291
Mercury Interactive Corp.†	5,596	214,663
National Instruments Corp.	2,772	58,766
Novell, Inc.†	8,700	53,940
Pixar†	14,180	709,709
Red Hat, Inc.†	43,926	575,431
Salesforce.com, Inc.†	34,266	701,768
SEI Investments Co.	3,400	126,990
Siebel Systems, Inc.	1,068	9,505
Take-Two Interactive Software, Inc.†	25,876	658,544
THQ, Inc.†	1,800	52,686

Total System Services, Inc.	777	18,726
Verifone Holdings, Inc.†	33,800	549,250
VERITAS Software Corp.†	13,746	335,402

Computers & Business Equipment — 3.5%
Cadence Design Systems, Inc.†	7,188	98,188
Diebold, Inc.	1,359	61,304
Herman Miller, Inc.	1,459	44,996
Ingram Micro, Inc., Class A†	1,217	19,058
Jack Henry & Associates, Inc.	40,900	748,879
Lexmark International, Inc., Class A†	5,366	347,878
Mercury Computer Systems, Inc.†	2,000	54,740
Millipore Corp.†	3,336	189,251
NCR Corp.†	1,023	35,928
Pitney Bowes, Inc.	2,514	109,485
Research In Motion, Ltd.†	25,000	1,843,750
SanDisk Corp.†	2,863	67,939
Steelcase, Inc., Class A	465	6,440
Tivo, Inc.†	57,000	380,760
Western Digital Corp.†	4,415	59,249

Electronics — 6.8%
Advanced Micro Devices, Inc.†	4,366	75,706
Agere Systems, Inc., Class B†	3,766	45,192
Agilent Technologies, Inc.†	8,228	189,408
Altera Corp.†	25,407	503,567
Amphenol Corp., Class A	1,829	73,471
Analog Devices, Inc.	16,774	625,838
Avnet, Inc.†	773	17,416
AVX Corp.	240	2,909
Broadcom Corp., Class A†	9,423	334,611
Cree, Inc.†	1,561	39,759
Cymer, Inc.†	1,600	42,160
Dolby Laboratories, Inc.†	1,978	43,635
Energizer Holdings, Inc.†	1,204	74,853
Fisher Scientific International, Inc.†	1,188	77,101
FLIR Systems, Inc.†	4,038	120,494
Freescale Semiconductor, Inc., Class B†	1,037	21,964
Gentex Corp.	7,034	128,019
II-VI, Inc.†	2,000	36,780
Integrated Circuit Systems, Inc.†	2,900	59,856
International Rectifier Corp.†	1,054	50,297
Intersil Corp., Class A	7,128	133,792
Itron, Inc.†	4,400	196,592
KLA-Tencor Corp.	5,883	257,087
L-3 Communications Holdings, Inc.	7,202	551,529
Lam Research Corp.†	5,275	152,658
Linear Technology Corp.(1)	15,446	566,714
LSI Logic Corp.†	3,008	25,538
Maxim Integrated Products, Inc.	16,048	613,194
MEMC Electronic Materials, Inc.†	2,169	34,205
Microchip Technology, Inc.	17,274	511,656
Micron Technology, Inc.†	6,427	65,620
Molex, Inc.	1,588	41,351
Molex, Inc., Class A	4,475	105,073
National Semiconductor Corp.	24,640	542,819
Novellus Systems, Inc.†	3,738	92,366
Nvidia Corp.†	3,524	94,161
PerkinElmer, Inc.	1,414	26,725
QLogic Corp.†	4,805	148,330
Sanmina-SCI Corp.†	5,493	30,047
Semtech Corp.†	3,700	61,605
Silicon Laboratories, Inc.†	4,800	125,808
Solectron Corp.†	9,819	37,214
Tech Data Corp.†	375	13,729
Tektronix, Inc.	452	10,518

Teradyne, Inc.†	2,851	34,126
Thermo Electron Corp.†	1,234	33,158
Thomas & Betts Corp.†	566	15,984
Trimble Navigation, Ltd.†	1,094	42,633
Vishay Intertechnology, Inc.†	1,067	12,665
Waters Corp.†	5,235	194,585
Xilinx, Inc.	19,528	497,964

Internet Content — 0.1%
Amazon.com, Inc.†	3,900	129,012
Ask Jeeves, Inc.†	1,227	37,043

Internet Software — 2.2%
Akamai Technologies, Inc.†	2,251	29,556
BEA Systems, Inc.†	710	6,234
F5 Networks, Inc.†	21,779	1,028,731
Internet Security Systems, Inc.†	4,900	99,421
Macromedia, Inc.†	11,656	445,492
Matrixone, Inc.†	8,200	41,000
SINA Corp.†	2,100	58,590
Websense, Inc.†	17,300	831,265

Telecommunications — 3.1%
ADTRAN, Inc.	3,700	91,723
Alamosa Holdings, Inc.†	2,475	34,402
Amdocs, Ltd.†	23,700	626,391
American Tower Corp., Class A†	46,101	969,043
Andrew Corp.†	866	11,050
AudioCodes, Ltd.†	10,700	106,465
Avaya, Inc.†	6,169	51,326
Comverse Technology, Inc.†	3,725	88,096
Corning, Inc.†	5,400	89,748
Crown Castle International Corp.†	2,533	51,471
EchoStar Communications Corp., Class A	4,235	127,685
Harris Corp.	2,344	73,156
JDS Uniphase Corp.†	14,531	22,087
Juniper Networks, Inc.†	9,800	246,764
NeuStar, Inc.†	1,900	48,640
Nextel Partners, Inc., Class A†	16,874	424,719
NII Holdings, Inc.†	1,188	75,961
Panamsat Holding Corp.	443	9,086
Plantronics, Inc.	1,600	58,176
Rogers Communications, Inc., Class B	3,850	126,588
Scientific-Atlanta, Inc.	2,715	90,328
SpectraSite, Inc.†	750	55,822
Telephone and Data Systems, Inc.	244	9,958
United States Cellular Corp.†	105	5,244
West Corp.†	412	15,821
Western Wireless Corp., Class A†	1,704	72,079
		31,000,297

MATERIALS — 1.3%

Chemicals — 0.7%
Cabot Corp.	91	3,003
Celanese Corp.†	530	8,422
Crompton Corp.	1,160	16,414
Ecolab, Inc.	6,461	209,078
Engelhard Corp.	2,200	62,810
International Flavors & Fragrances, Inc.	1,739	62,987
Nalco Holding Co.†	1,146	22,496
Praxair, Inc.	2,000	93,200
Rohm & Haas Co.	284	13,160
ServiceMaster Co.	3,743	50,156
Sigma-Aldrich Corp.	1,253	70,218
Symyx Technologies, Inc.†	2,100	58,758

Valspar Corp.	1,900	91,751

Forest Products — 0.0%
Delta & Pine Land Co.	1,800	45,108
Owens-Illinois, Inc.†	172	4,309
Pactiv Corp.†	362	7,812

Metals & Minerals — 0.5%
Allegheny Technologies, Inc.	2,002	44,164
Arch Coal, Inc.	623	33,935
Ball Corp.	379	13,629
Carlisle Cos., Inc.	344	23,609
Crown Holdings, Inc.†	3,445	49,022
Florida Rock Industries, Inc.	633	46,430
Freeport-McMoRan Copper & Gold, Inc., Class B	3,726	139,501
Martin Marietta Materials, Inc.	817	56,471
Southern Peru Copper Corp.	763	32,687
Timken Co.	717	16,563
Trex Co., Inc.†	1,200	30,840
Vulcan Materials Co.	1,436	93,326

Plastic — 0.1%
Sealed Air Corp.†	1,823	90,767
		1,490,626

REAL ESTATE — 0.6%

Real Estate Companies — 0.2%
Catellus Development Corp.	829	27,191
CB Richard Ellis Group, Inc., Class A†	986	43,246
Forest City Enterprises, Inc., Class A	584	41,464
New Century Financial Corp.	478	24,593
St. Joe Co.	1,150	93,771

Real Estate Investment Trusts — 0.4%
Centerpoint Properties Trust	108	4,568
Federal Realty Investment Trust	424	25,016
General Growth Properties, Inc.	2,481	101,944
Global Signal, Inc.	311	11,709
Macerich Co.	376	25,211
Mills Corp.	1,163	70,699
Public Storage, Inc.	1,470	92,978
United Dominion Realty Trust, Inc.	1,269	30,520
Ventas, Inc.	1,760	53,152
		646,062

UTILITIES — 0.5%

Electric Utilities — 0.2%
AES Corp.†	13,546	221,884

Gas & Pipeline Utilities — 0.3%
Equitable Resources, Inc.	1,138	77,384
Kinder Morgan, Inc.	1,972	164,070
Questar Corp.	433	28,535
Williams Cos., Inc.	7,056	134,064
		625,937

TOTAL COMMON STOCK (cost $98,255,598)		113,290,095

Exchange Traded Funds — 0.9%

ENERGY — 0.5%

Energy Services — 0.5%
Oil Service HOLDRs Trust		5,200	530,244

FINANCE — 0.4%

Financial Services — 0.4%
iShares Russell Midcap Growth Index Fund		5,700	488,205

TOTAL EXCHANGE TRADED FUNDS (cost $991,950)			1,018,449

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $99,247,548)			114,308,544

Short-Term Investment Securities — 0.7%

CORPORATE SHORT-TERM NOTES — 0.5%
UBS Financial of Delaware, LLC 3.39% due 07/01/05(1)		$600,000	600,000

REGISTERED INVESTMENT COMPANY — 0.1%
T. Rowe Price Reserve Investment Fund		93,386	93,386

U.S. GOVERNMENT OBLIGATIONS — 0.1%
United States Treasury Bills 2.90% due 09/15/05(1)		$50,000	49,684

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $743,080)			743,070

Repurchase Agreements — 0.4%

Agreement with State Bank & Trust Co., bearing interest at 1.40%, dated 06/30/2005, to be repurchased 07/01/2005 in the amount of $117,005 and collateralized by $120,000 of United States Treasury Bond, bearing interest at 3.50%, due 02/15/10 and having an approximate value of $120,150 (1)		117,000	117,000
UBS Securities, LLC Joint Repurchase Agreement Account (1)(2)		350,000	350,000

TOTAL REPURCHASE AGREEMENTS (cost $467,000)			467,000

TOTAL INVESTMENTS —
(cost $100,457,628)@	100.2%		115,518,614
Liabilities in excess of other assets—	(0.2)		(218,806)

NET ASSETS—	100.0%		$115,299,808

†              Non-income producing security

@            See Note 4 for cost of investments on a tax basis

#              Security represents an investment in an affiliated company; see Note 3

(1)           The security or a portion thereof represents collateral for open futures contracts.

(2)           See Note 2 for details of Joint Repurchase Agreement

(3)           Consists of more than one class of securities traded together as a unit.

(4)           Fair valued security, see Note 1

ADR- American Depository Receipt

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of June 30, 2005	Unrealized Appreciation/ (Depreciation)
2 Long	S&P Midcap 400 Index	September 2005	$686,965	$688,297	$1,332

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

MID CAP VALUE PORTFOLIO

Investment Portfolio — June 30, 2005
(unaudited)

Common Stock — 95.7%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 11.2%

Apparel & Textiles — 1.2%
Columbia Sportswear Co.†	338	$16,694
Foot Locker, Inc.	40,524	1,103,063
Jones Apparel Group, Inc.	3,354	104,108
Liz Claiborne, Inc.	3,040	120,870
Polo Ralph Lauren Corp.	947	40,825
Reebok International, Ltd.	1,112	46,515
Tommy Hilfiger Corp.†	38,600	531,136
V.F. Corp.	2,494	142,707

Automotive — 2.6%
Autoliv, Inc.	13,399	586,876
AutoNation, Inc.†	4,821	98,927
BorgWarner, Inc.	1,068	57,319
Cummins, Inc.	10,357	772,736
Dana Corp.	69,678	1,045,867
Delphi Corp.	13,264	61,678
Genuine Parts Co.	32,751	1,345,739
Goodyear Tire & Rubber Co.†	2,427	36,162
Lear Corp.	11,752	427,538
PACCAR, Inc.	580	39,440
TRW Automotive Holdings Corp.†	936	22,941

Housing & Household Durables — 2.4%
Beazer Homes USA, Inc.	662	37,833
Black & Decker Corp.	883	79,337
Centex Corp.	1,985	140,280
D.R. Horton, Inc.	2,301	86,541
KB HOME	325	24,775
Leggett & Platt, Inc.	26,591	706,789
Lennar Corp., Class A	23,588	1,496,659
MDC Holdings, Inc.	342	28,129
Meritage Corp.†	616	48,972
Mohawk Industries, Inc.†	11,401	940,582
Pulte Homes, Inc.	2,976	250,728
Ryland Group, Inc.	257	19,499
Standard Pacific Corp.	823	72,383
Whirlpool Corp.	1,860	130,405

Retail — 5.0%
AnnTaylor Stores Corp.†	1,096	26,611
Avery Dennison Corp.	925	48,988
Barnes & Noble, Inc.†	1,049	40,701
BJ’s Wholesale Club, Inc.†	1,903	61,828
Borders Group, Inc.	1,977	50,038
CDW Corp.	11,084	632,785
Circuit City Stores, Inc.	2,989	51,680
Claire’s Stores, Inc.	240	5,772
Dillard’s, Inc., Class A	1,666	39,018
Dollar Tree Stores, Inc.†	925	22,200
Family Dollar Stores, Inc.	966	25,213
Federated Department Stores, Inc.	26,369	1,932,320
J.C. Penney Co., Inc.	21,443	1,127,473
May Department Stores Co.	25,598	1,028,016
Neiman Marcus Group, Inc., Class A	969	93,915
Office Depot, Inc.†	8,782	200,581
Officemax, Inc.	17,866	531,871
Rent-A-Center, Inc.†	2,078	48,397

Rite Aid Corp.†	12,023	50,256
Ross Stores, Inc.	14,945	432,060
Saks, Inc.†	3,037	57,612
SUPERVALU, Inc.	8,978	292,773
Talbots, Inc.	13,735	445,975
Tiffany & Co.	2,414	79,083
Toys “R” Us, Inc.†	6,096	161,422
W.W. Grainger, Inc.	17,545	961,290
		19,111,931

CONSUMER STAPLES — 6.5%

Food, Beverage & Tobacco — 4.3%
Albertson’s, Inc.	22,741	470,284
Aqua America, Inc.	2,368	70,424
Archer-Daniels-Midland Co.	82,049	1,754,208
Brown-Forman Corp., Class B	117	7,074
Campbell Soup Co.	3,183	97,941
Coca-Cola Enterprises, Inc.	6,541	143,967
ConAgra Foods, Inc.	14,401	333,527
Constellation Brands, Inc., Class A†	3,871	114,195
Dean Foods Co.†	19,885	700,747
Del Monte Foods Co.†	5,106	54,992
H.J. Heinz Co.	4,487	158,930
Hormel Foods Corp.	2,075	60,860
J. M. Smucker Co.	1,624	76,231
Kroger Co.†	19,044	362,407
Loews Corp.-Carolina Group	1,688	56,244
McCormick & Co., Inc.	1,196	39,085
Molson Coors Brewing Co., Class B	1,266	78,492
Pepsi Bottling Group, Inc.	12,315	352,332
PepsiAmericas, Inc.	1,946	49,934
Pilgrim’s Pride Corp.	703	23,993
Reynolds American, Inc.	8,450	665,860
Safeway, Inc.	29,563	667,828
Smithfield Foods, Inc.†	24,591	670,597
Treehouse Foods, Inc.†	3,977	113,384
Tyson Foods, Inc., Class A	6,096	108,509
UST, Inc.	2,165	98,854

Household & Personal Products — 2.2%
Alberto-Culver Co.	1,425	61,745
American Greetings Corp., Class A	25,653	679,805
Clorox Co.	17,808	992,262
Newell Rubbermaid, Inc.	67,660	1,613,014
Scotts Miracle-Gro Co., Class A†	507	36,103
Spectrum Brands, Inc.†	277	9,141
Tupperware Corp.	12,700	296,799
		11,019,768

EDUCATION — 0.0%

Education — 0.0%
Laureate Education, Inc.†	101	4,834

ENERGY — 7.8%

Energy Services — 3.7%
BJ Services Co.	11,169	586,149
CONSOL Energy, Inc.	764	40,935
Cooper Cameron Corp.†	276	17,126
Halliburton Co.	25,200	1,205,064
Noble Energy, Inc.	12,103	915,592
Pride International, Inc.†	36,530	938,821
Rowan Cos., Inc.	1,225	36,395

SCANA Corp.	3,156	134,793
Sempra Energy	5,855	241,870
Southern Union Co.†	2,378	58,380
Southwest Gas Corp.	13,300	339,283
Sunoco, Inc.	314	35,696
TECO Energy, Inc.	5,755	108,827
Tesoro Corp.	804	37,402
Tidewater, Inc.	1,004	38,272
UGI Corp.	2,884	80,464
Vectren Corp.	2,116	60,793
Vintage Petroleum, Inc.	1,430	43,572
Western Gas Resources, Inc.	16,657	581,329
Weststar Energy, Inc.	2,409	57,888
Wisconsin Energy Corp.	15,081	588,159
WPS Resources Corp.	1,052	59,175
Xcel Energy, Inc.	11,185	218,331

Energy Sources — 4.1%
Amerada Hess Corp.	2,567	273,411
Chesapeake Energy Corp.	5,321	121,319
ENSCO International, Inc.	1,186	42,400
EOG Resources, Inc.	60,088	3,412,998
Forest Oil Corp.†	1,433	60,186
Frontier Oil Corp.	4,675	137,211
GlobalSantaFe Corp.	28,400	1,158,720
Helmerich & Payne, Inc.	484	22,709
Kerr-McGee Corp.	3,200	244,192
National-Oilwell Varco, Inc.†	1,985	94,367
Newfield Exploration Co.†	2,126	84,806
NRG Energy, Inc.†	2,178	81,893
Pioneer Natural Resources Co.	3,792	159,567
Pogo Producing Co.	1,696	88,056
Premcor, Inc.	1,960	145,393
Range Resources Corp.	26,622	716,132
Reliant Energy, Inc.†	8,367	103,584
		13,371,260

FINANCE — 17.5%

Banks — 5.4%
AmSouth Bancorp	9,815	255,190
Associated Banc-Corp.	3,608	121,445
Bank of Hawaii Corp.	1,278	64,858
BOK Financial Corp.	562	25,919
City National Corp.	1,146	82,180
Colonial BancGroup, Inc.	4,308	95,034
Comerica, Inc.	4,694	271,313
Commerce Bancorp, Inc.	444	13,458
Commerce Bancshares, Inc.	10,158	512,065
Compass Bancshares, Inc.	3,446	155,070
Cullen/Frost Bankers, Inc.	1,332	63,470
Downey Financial Corp.	542	39,674
FirstMerit Corp.	31,542	823,562
Fulton Financial Corp.	4,369	78,642
Hibernia Corp., Class A	4,363	144,764
Huntington Bancshares, Inc.	6,459	155,920
Independence Community Bank Corp.	2,334	86,195
International Bancshares Corp.	1,276	36,098
KeyCorp	27,072	897,437
M&T Bank Corp.	11,964	1,258,134
Marshall & Ilsley Corp.	6,366	282,969
Mercantile Bankshares Corp.	2,210	113,881
New York Community Bancorp, Inc.	7,384	133,798
North Fork Bancorp., Inc.	12,218	343,204
Northern Trust Corp.	15,603	711,341
Popular, Inc.	7,425	187,036

Sky Financial Group, Inc.	2,922	82,342
South Financial Group, Inc.	2,060	58,545
Sovereign Bancorp, Inc.	10,140	226,528
TCF Financial Corp.	1,019	26,372
TD Banknorth, Inc.	2,361	70,358
UnionBanCal Corp.	1,569	104,997
Valley National Bancorp	3,017	70,537
Washington Federal, Inc.	2,412	56,730
Webster Financial Corp.	1,495	69,802
Whitney Holding Corp.	1,749	57,070
Wilmington Trust Corp.	1,878	67,627
Zions Bancorp.	17,840	1,311,775

Financial Services — 2.6%
A.G. Edwards, Inc.	2,141	96,666
Allied Capital Corp.	3,715	108,144
Allmerica Financial Corp.†	1,382	51,258
American Capital Strategies, Ltd.	17,675	638,244
AmeriCredit Corp.†	2,369	60,410
Ameritrade Holding Corp.†	4,011	74,565
Astoria Financial Corp.	2,732	77,780
Bear Stearns Co., Inc.	11,053	1,148,849
CapitalSource, Inc.†	464	9,108
Capitol Federal Financial	600	20,688
CIT Group, Inc.	26,078	1,120,572
Deluxe Corp.	1,405	57,043
E*TRADE Financial Corp.†	10,283	143,859
Equifax, Inc.	910	32,496
Federated Investors, Inc., Class B	180	5,402
First Horizon National Corp.	3,452	145,674
IndyMac Bancorp, Inc.	815	33,195
Instinet Group, Inc.†	2,247	11,774
Interactive Data Corp.†	503	10,452
Janus Capital Group, Inc.	6,308	94,872
Jefferies Group, Inc.	1,299	49,219
Mellon Financial Corp.	10,885	312,291
Providian Financial Corp.†	6,799	119,866
Raymond James Financial, Inc.	1,546	43,675
Westcorp	379	19,867
WFS Financial, Inc.†	183	9,280

Insurance — 9.5%
ACE, Ltd.	4,000	179,400
Aetna, Inc.	13,900	1,151,198
Alleghany Corp.†	134	39,798
Ambac Financial Group, Inc.	14,565	1,016,054
American Financial Group, Inc.	1,071	35,900
American National Insurance Co.	222	25,461
AmerUs Group Co.	1,089	52,326
Aon Corp.	8,837	221,279
Arthur J. Gallagher & Co.	443	12,019
Assurant, Inc.	3,226	116,459
CIGNA Corp.	3,639	389,482
Cincinnati Financial Corp.	4,342	171,770
CNA Financial Corp.†	712	20,235
Commerce Group, Inc.	663	41,179
Conseco, Inc.†	39,400	859,708
Erie Indemnity Co., Class A	617	33,472
Everest Re Group, Ltd.	19,938	1,854,234
Fidelity National Financial, Inc.	4,516	161,176
First American Corp.	2,284	91,680
Genworth Financial, Inc., Class A	5,884	177,873
HCC Insurance Holdings, Inc.	982	37,188
Jefferson-Pilot Corp.	3,780	190,588
Leucadia National Corp.	2,185	84,407
Lincoln National Corp.	10,230	479,992

Markel Corp.†	131	44,409
MBIA, Inc.	3,536	209,720
Mercury General Corp.	880	47,978
MGIC Investment Corp.	2,624	171,137
Nationwide Financial Services, Inc., Class A	1,574	59,718
Old Republic International Corp.	5,080	128,473
PartnerRe, Ltd.	26,821	1,727,809
Philadelphia Consolidated Holding Co.†	78	6,611
PMI Group, Inc.	31,041	1,209,978
Principal Financial Group, Inc.	8,169	342,281
Protective Life Corp.	1,936	81,738
Radian Group, Inc.	2,396	113,139
Reinsurance Group of America, Inc.	853	39,673
RenaissanceRe Holdings, Ltd.	17,591	866,181
SAFECO Corp.	22,445	1,219,661
StanCorp Financial Group, Inc.	778	59,579
Torchmark Corp.	16,672	870,278
Transatlantic Holdings, Inc.#	681	38,013
Unitrin, Inc.	667	32,750
UnumProvident Corp. (New York)	8,281	151,708
W.R. Berkley Corp.	2,433	86,809
Wesco Financial Corp.	40	14,400
Willis Group Holdings, Ltd.	16,898	552,903
XL Capital, Ltd., Class A	10,500	781,410
		29,949,823

HEALTHCARE — 4.6%

Drugs — 1.6%
Chiron Corp.†	181	6,315
Hospira, Inc.†	2,264	88,296
Invitrogen Corp.†	721	60,052
IVAX Corp.†	16,120	346,580
King Pharmaceuticals, Inc.†	96,122	1,001,591
Millennium Pharmaceuticals, Inc.†	4,242	39,323
Mylan Laboratories, Inc.	45,110	867,917
Omnicare, Inc.	1,994	84,606
Sepracor, Inc.†	664	39,847
Watson Pharmaceuticals, Inc.†	3,063	90,542

Health Services — 1.5%
Charles River Laboratories International, Inc.†	12,888	621,846
Community Health Systems, Inc.†	319	12,055
Health Management Associates, Inc., Class A	658	17,226
Health Net, Inc.†	31,355	1,196,507
Humana, Inc.†	1,062	42,204
Pacificare Health Systems, Inc.†	964	68,878
Sierra Health Services, Inc.†	111	7,932
Tenet Healthcare Corp.†	11,069	135,485
Triad Hospitals, Inc.†	1,405	76,769
Universal Health Services, Inc., Class B	383	23,815
WebMD Corp.†	38,998	400,509
Wellchoice, Inc.†	126	8,753

Medical Products — 1.5%
AmerisourceBergen Corp.	2,898	200,397
Bausch & Lomb, Inc.	13,644	1,132,452
Biogen Idec, Inc.†	5,203	179,243
Cooper Cos., Inc.	241	14,667
Hillenbrand Industries, Inc.	994	50,247
McKesson Corp.	4,913	220,053
MedImmune, Inc.†	30,440	813,357
		7,847,464

INDUSTRIAL & COMMERCIAL — 8.9%

Aerospace & Military Technology — 0.9%
Alliant Techsystems, Inc.†	8,983	634,200
Rockwell Collins, Inc.	16,764	799,308
Textron, Inc.	1,917	145,404

Business Services — 3.9%
Adesa, Inc.	2,484	54,077
Allied Waste Industries, Inc.†	5,504	43,647
Applera Corp. - Applied Biosystems Group	5,487	107,929
Bearingpoint, Inc.†	71,226	522,087
Convergys Corp.†	3,955	56,240
Eastman Kodak Co.(1)	7,983	214,343
Harsco Corp.	133	7,255
Hewitt Associates, Inc., Class A†	408	10,816
Interpublic Group Cos., Inc.†	79,629	969,881
Jacobs Engineering Group, Inc.†	301	16,934
Manpower, Inc.	1,828	72,718
Monsanto Co.	16,600	1,043,642
Pall Corp.	3,152	95,695
R.H. Donnelley Corp.†	10,100	625,998
R.R. Donnelley & Sons Co.	39,435	1,360,902
Republic Services, Inc.	20,230	728,482
Service Corp. International	8,602	68,988
Xerox Corp.†	44,172	609,132

Electrical Equipment — 1.0%
Eaton Corp.	2,757	165,145
Hubbell, Inc., Class B	22,901	1,009,934
Johnson Controls, Inc.	4,315	243,064
Puget Energy, Inc.	13,782	322,223
Roper Industries, Inc.	160	11,419

Machinery — 1.5%
AptarGroup, Inc.	987	50,140
CNH Global NV	18,120	342,287
Dover Corp.	1,813	65,957
IDEX Corp.	276	10,656
Mettler-Toledo International, Inc.†	265	12,344
Parker-Hannifin Corp.	1,851	114,780
Pentair, Inc.	376	16,096
Precision Castparts Corp.	1,194	93,013
Snap-On, Inc.	28,507	977,790
SPX Corp.	2,089	96,052
Stanley Works	10,628	483,999
Terex Corp.†	1,374	54,136
Zebra Technologies Corp., Class A†	5,481	240,013

Multi-Industry — 0.5%
American Standard Cos., Inc.	19,512	817,943
Teleflex, Inc.	995	59,073

Transportation — 1.1%
Alexander & Baldwin, Inc.	1,217	56,408
CSX Corp.	6,022	256,898
Laidlaw International, Inc.†	2,786	67,143
Landstar System, Inc.†	5,500	165,660
Norfolk Southern Corp.	9,578	296,535
Overseas Shipholding Group, Inc.	735	43,843
Ryder System, Inc.	1,129	41,321
Swift Transportation Co., Inc.†	662	15,418
Teekay Shipping Corp	11,395	500,240
Yellow Roadway Corp.†	7,012	356,210
		15,173,418

INFORMATION & ENTERTAINMENT — 4.3%

Broadcasting & Media — 1.9%
Belo Corp., Class A	2,657	63,688
Dow Jones & Co., Inc.	23,835	844,951
Hearst-Argyle Television, Inc.	619	15,166
Lamar Advertising Co., Class A†	19,872	849,925
Lee Enterprises, Inc.	1,262	50,594
Liberty Global, Inc.†	3,748	174,919
McClatchy Co., Class A	532	34,814
New York Times Co., Class A	4,047	126,064
Tribune Co.	6,876	241,898
Univision Communications, Inc., Class A†	3,475	95,736
Washington Post Co., Class B	16	13,360
Westwood One, Inc.	33,668	687,837

Entertainment Products — 0.5%
Callaway Golf Co.	31,795	490,597
Hasbro, Inc.	4,363	90,707
Knight-Ridder, Inc.	2,069	126,913
Mattel, Inc.	10,118	185,159
Warner Music Group Corp.†	381	6,172

Leisure & Tourism — 1.9%
Brinker International, Inc.†	16,900	676,845
Brunswick Corp.	650	28,158
CBRL Group, Inc.	671	26,075
Harrah’s Entertainment, Inc.	8,075	581,965
Hilton Hotels Corp.	20,786	495,746
International Speedway Corp., Class A	839	47,202
Outback Steakhouse, Inc.	112	5,067
Sabre Holdings Corp., Class A	37,546	749,043
Southwest Airlines Co.	10,976	152,896
Starwood Hotels & Resorts Worldwide, Inc.(2)	2,254	132,017
Wendy’s International, Inc.	1,499	71,427
Yum! Brands, Inc.	4,700	244,776
		7,309,717

INFORMATION TECHNOLOGY — 7.4%

Communication Equipment — 0.2%
Symbol Technologies, Inc.	979	9,663
Tessera Technologies, Inc.†	11,444	382,344

Computer Services — 0.9%
Affiliated Computer Services, Inc., Class A†	1,166	59,583
BISYS Group, Inc.†	1,898	28,356
Ceridian Corp.†	2,115	41,200
CheckFree Corp.†	330	11,240
Computer Sciences Corp.†	17,514	765,362
Electronic Data Systems Corp.	11,081	213,309
Fair Isaac Corp.	443	16,169
Reynolds & Reynolds Co., Class A	1,514	40,923
Sun Microsystems, Inc.†	38,546	143,777
Sungard Data Systems, Inc.†	492	17,304
Synopsys, Inc.†	3,309	55,161
Unisys Corp.†	9,422	59,641

Computer Software — 1.7%
Activision, Inc.†	44,488	734,942
BMC Software, Inc.†	3,388	60,814
Compuware Corp.†	5,967	42,903
McAfee, Inc.†	36,700	960,806
Novell, Inc.†	10,538	65,335
Siebel Systems, Inc.	10,603	94,367
Sybase, Inc.†	34,794	638,470
Take-Two Interactive Software, Inc.†	269	6,846
VERITAS Software Corp.†	9,747	237,827

Computers & Business Equipment — 0.8%
Arrow Electronics, Inc.†	3,272	88,867
Cadence Design Systems, Inc.†	65,180	890,359
Diebold, Inc.	163	7,353
Ingram Micro, Inc., Class A†	2,705	42,360
NCR Corp.†	3,823	134,264
Pitney Bowes, Inc.	3,025	131,739
SanDisk Corp.†	1,199	28,452
Steelcase, Inc., Class A	743	10,291
Storage Technology Corp.†	2,984	108,289

Electronics — 1.6%
Advanced Micro Devices, Inc.†	5,129	88,937
Agilent Technologies, Inc.†	2,621	60,335
Amphenol Corp., Class A	12,458	500,438
Avnet, Inc.†	2,318	52,224
AVX Corp.	1,122	13,599
Energizer Holdings, Inc.†	374	23,252
Fisher Scientific International, Inc.†	1,413	91,704
Freescale Semiconductor, Inc.†	10,900	229,009
Freescale Semiconductor, Inc., Class B†	9,732	206,124
International Rectifier Corp.†	380	18,134
Intersil Corp., Class A	2,202	41,331
L-3 Communications Holdings, Inc.	1,224	93,734
LSI Logic Corp.†	6,750	57,307
Micron Technology, Inc.†	8,480	86,581
Molex, Inc.	2,021	52,627
Novellus Systems, Inc.†	1,912	47,245
PerkinElmer, Inc.	1,709	32,300
Sanmina-SCI Corp.†	7,248	39,647
Solectron Corp.†	13,868	52,560
Tech Data Corp.†	20,970	767,712
Tektronix, Inc.	1,856	43,189
Teradyne, Inc.†	1,622	19,415
Thermo Electron Corp.†	2,828	75,988
Thomas & Betts Corp.†	909	25,670
Vishay Intertechnology, Inc.†	3,434	40,762

Internet Content — 0.2%
Avocent Corp.†	11,500	300,610
Mindspeed Technologies, Inc.†	1	1

Internet Software — 0.0%
BEA Systems, Inc.†	8,966	78,722

Telecommunications — 2.0%
ADC Telecommunications, Inc.†	7,721	168,086
American Tower Corp., Class A†	648	13,621
Andrew Corp.†	3,356	42,823
Avaya, Inc.†	65,437	544,436
CenturyTel, Inc.	21,251	735,922
Citizens Communications Co.	9,471	127,290
Comverse Technology, Inc.†	573	13,551
Crown Castle International Corp.†	1,781	36,190
Ditech Communications Corp.†	12,571	81,586
Harris Corp.	572	17,852
JDS Uniphase Corp.†	19,174	29,145
Lucent Technologies, Inc.†	123,186	358,471
McLeodUSA, Inc.†*(3)(4)(5)	4,890	0
NTL, Inc.†	1,884	128,903
Panamsat Holding Corp.	11,804	242,100
Qwest Communications International, Inc.†	40,937	151,876
Scientific-Atlanta, Inc.	597	19,862
Telephone & Data Systems, Inc.	2,427	99,046
Telewest Global, Inc.†	6,815	155,246
Tellabs, Inc.†	44,065	383,366
United States Cellular Corp.†	292	14,582
		12,631,427

MATERIALS — 10.4%

Chemicals — 4.3%
Agrium, Inc.	32,252	632,462
Airgas, Inc.	1,677	41,372
Albemarle Corp.	1,165	42,488
Ashland, Inc.†	2,026	145,609
Cabot Corp.	1,628	53,724
Celanese Corp.†	700	11,123
Crompton Corp.	57,712	816,625
Cytec Industries, Inc.	1,278	50,864
Eastman Chemical Co.	27,834	1,535,045
Engelhard Corp.	3,354	95,757
FMC Corp.†	1,043	58,554
Huntsman Corp.†	1,784	36,162
Lubrizol Corp.	1,885	79,189
Lyondell Chemical Co.	6,021	159,075
Mosaic Co.†	66,015	1,027,193
Potash Corp. of Saskatchewan, Inc.	10,000	955,800
PPG Industries, Inc.	4,773	299,553
Rohm & Haas Co.	23,667	1,096,729
RPM International, Inc.	3,268	59,674
ServiceMaster Co.	3,076	41,218
Sigma-Aldrich Corp.	1,710	95,828
Valhi, Inc.	261	4,567
Valspar Corp.	1,415	68,330

Forest Products — 3.8%
Bemis Co.	2,980	79,089
Bowater, Inc.	21,351	691,132
Georgia-Pacific Corp.	42,460	1,350,228
Louisiana-Pacific Corp.	3,082	75,756
MeadWestvaco Corp.	34,603	970,268
Owens-Illinois, Inc.†	3,367	84,343
Packaging Corp. of America	32,078	675,242
Pactiv Corp.†	54,964	1,186,123
Plum Creek Timber Co., Inc.	28,377	1,030,085
Rayonier, Inc.	1,397	74,083
Smurfit-Stone Container Corp.†	7,059	71,790
Sonoco Products Co.	2,759	73,114
Temple-Inland, Inc.	3,461	128,576

Metals & Minerals — 2.2%
Arch Coal, Inc.	927	50,494
Ball Corp.	27,655	994,474
Carlisle Cos., Inc.	6,314	433,330
Cooper Industries, Ltd., Class A	10,460	668,394
Lafarge North America, Inc.	885	55,259
Martin Marietta Materials, Inc.	201	13,893
Nucor Corp.	4,454	203,191
Phelps Dodge Corp.	2,694	249,195
Timken Co.	36,845	851,119
United States Steel Corp.	3,175	109,125
USG Corp.†	1,024	43,520
Vulcan Materials Co.	914	59,401

Plastic — 0.1%
Sealed Air Corp.†	1,492	74,287
		17,702,452

REAL ESTATE — 6.1%

Real Estate Companies — 0.0%
Catellus Development Corp.	1,776	58,253
New Century Financial Corp.	630	32,413

Real Estate Investment Trusts — 6.1%
AMB Property Corp.	2,337	101,496
American Financial Realty Trust	3,524	54,199
Annaly Mtg. Management, Inc.	3,372	60,460
Apartment Investment & Management Co., Class A	24,639	1,008,228
Archstone-Smith Trust	5,529	213,530
Arden Realty, Inc.	1,857	66,815
Avalonbay Communities, Inc.	2,028	163,862
Boston Properties, Inc.	2,371	165,970
BRE Properties, Inc., Class A	1,413	59,134
Camden Property Trust	1,443	77,561
CarrAmerica Realty Corp.	1,535	55,536
CBL & Associates Properties, Inc.	1,233	53,105
Centerpoint Properties Trust	1,224	51,775
Crescent Real Estate Equities Co.	2,194	41,138
Developers Diversified Realty Corp.	19,106	878,112
Duke Realty Corp.	3,989	126,292
Equity Office Properties Trust	11,333	375,122
Equity Residential	14,470	532,785
Essex Property Trust, Inc.	641	53,241
Federal Realty Investment Trust	892	52,628
Friedman Billings Ramsey Group, Inc., Class A	3,960	56,628
General Growth Properties, Inc.	3,287	135,063
Health Care Property Investors, Inc.	11,435	309,202
Health Care REIT, Inc.	1,487	56,045
Healthcare Realty Trust, Inc.	15,726	607,181
Hospitality Properties Trust	1,869	82,367
Host Marriott Corp.	67,001	1,172,518
HRPT Properties Trust	5,556	69,061
iStar Financial, Inc.	34,329	1,427,743
Kimco Realty Corp.	2,736	161,178
Liberty Property Trust	2,420	107,230
Macerich Co.	1,154	77,376
Mack-Cali Realty Corp.	1,712	77,554
New Plan Excel Realty Trust, Inc.	2,869	77,951
Pan Pacific Retail Properties, Inc.	1,130	75,009
Prentiss Properties Trust	15,751	573,966
ProLogis	5,190	208,846
Public Storage, Inc.	442	27,957
Realty Income Corp.	2,213	55,414
Reckson Associates Realty Corp.	2,270	76,159
Regency Centers Corp.	1,755	100,386
Shurgard Storage Centers, Inc., Class A	1,297	59,610
SL Green Realty Corp.	1,162	74,949
Thornburg Mtg., Inc.	2,655	77,340
Trizec Properties, Inc.	2,491	51,240
United Dominion Realty Trust, Inc.	2,106	50,649
Vornado Realty Trust	2,708	217,723
Weingarten Realty Investors, Inc.	2,206	86,519
		10,434,519

UTILITIES — 11.0%

Electric Utilities — 8.8%
Allegheny Energy, Inc.†	4,520	113,994
Allete, Inc.	1	50
Alliant Energy Corp.	3,232	90,981
Ameren Corp.	24,847	1,374,039
American Electric Power Co., Inc.	10,678	393,698
Centerpoint Energy, Inc.	7,734	102,166
Cinergy Corp.	13,197	591,490

CMS Energy Corp.†	73,841	1,112,045
Consolidated Edison, Inc.	6,760	316,638
Constellation Energy Group, Inc.	4,936	284,758
DPL, Inc.	3,518	96,569
DTE Energy Co.	4,843	226,507
Edison International	23,853	967,239
Energy East Corp.	4,096	118,702
Entergy Corp.	15,489	1,170,194
FirstEnergy Corp.	14,616	703,176
Great Plains Energy, Inc.	2,074	66,140
Hawaiian Electric Industries, Inc.	2,247	60,242
MDU Resources Group, Inc.	3,293	92,764
NiSource, Inc.	47,059	1,163,769
Northeast Utilities	40,598	846,874
NSTAR	2,967	91,473
OGE Energy Corp.	2,508	72,582
Pepco Holdings, Inc.	5,249	125,661
PG&E Corp.	38,862	1,458,879
Pinnacle West Capital Corp.	4,377	194,558
PNM Resources, Inc.	10,349	298,155
PPL Corp.	34,653	2,057,695
Progress Energy, Inc.	6,915	312,835
Public Service Enterprise Group, Inc.	8,738	531,445

Gas & Pipeline Utilities — 2.1%
AGL Resources, Inc.	37,806	1,461,202
Atmos Energy Corp.	2,223	64,022
Dynegy, Inc., Class A†	7,852	38,161
El Paso Corp.	17,923	206,473
Energen Corp.	5,955	208,723
Equitable Resources, Inc.	168	11,424
KeySpan Corp.	4,809	195,726
National Fuel Gas Co.	2,021	58,427
Oneok, Inc.	2,836	92,595
Piedmont Natural Gas Co., Inc.	2,132	51,211
Questar Corp.	1,778	117,170
Williams Cos., Inc.	54,295	1,031,605

Telephone — 0.1%
MCI, Inc.	7,325	188,326
		18,760,383

TOTAL COMMON STOCK (cost $138,799,853)		163,316,996

Exchange Traded Funds — 1.4%

FINANCE — 1.4%

Financial Services — 1.4%
iShares Russell Midcap Value Index Fund
(cost $2,325,489)(1)	20,500	2,422,895

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $141,125,342)		165,739,891

Short-Term Investment Securities — 0.5%

CORPORATE SHORT-TERM NOTES — 0.5%

UBS Financial of Delaware, LLC 3.39% due 07/01/05
(cost $850,000)	$850,000	850,000

U.S. GOVERNMENT OBLIGATIONS — 0.0%

United States Treasury Bills 2.90% due 09/15/05
(cost $49,694)(1)		50,000	49,694

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $899,694)			899,694

Repurchase Agreements — 3.0%

Agreement with State Street Bank & Trust Co., bearing interest at 1.40%, dated 06/30/05, to be repurchased 07/01/05 in the amount of $112,004 and collateralized by $115,000 of United States Treasury Notes, bearing interest at 4.25%, due 08/15/14 and having an approximate value of $119,313		112,000	112,000
Agreement with State Street Bank & Trust Co., bearing interest at 1.80%, dated 06/30/05, to be repurchased 07/01/05 in the amount of $2,369,118 and collateralized by $1,675,000 of United States Treasury Bonds, bearing interest at 8.00%, due 11/15/21 and having an approximate value of $2,422,993		2,369,000	2,369,000
Agreement with State Street Bank & Trust Co., bearing interest at 2.70%, dated 06/30/05, to be repurchased 07/01/05 in the amount of $2,570,193 and collateralized by $2,625,000 of United States Treasury Notes, bearing interest at 3.63%, due 06/30/07 and having an approximate value of $2,621,719		2,570,000	2,570,000

TOTAL REPURCHASE AGREEMENTS (cost $5,051,000)			5,051,000

TOTAL INVESTMENTS —
(cost $147,076,036)@	100.6%		171,690,585
Liabilities in excess of other assets—	(0.6)		(1,025,252)

NET ASSETS—	100.0%		$170,665,333

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At June 30, 2005 the aggregate value of these securities was $0 representing 0.0% net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

@	See Note 4 for cost of investments on a tax basis.
#	Security represents an investment in an affiliated company; see Note 3.
(1)	The security or a portion thereof represents collateral for open futures contracts.
(2)	Consist of more than one class of securities traded together as a unit.
(3)	Fair valued security, see Note 1
(4)	Illiquid security
(5)	Company has filed Chapter 11 bankruptcy.

Open Futures Contracts

					Unrealized
Number of		Expiration	Value at	Value as of	Appreciation
Contracts	Description	Date	Trade Date	June 30, 2005	(Depreciation)

3 Long	S&P Midcap 400 Index	September 2005	$1,033,973	$1,032,525	$(1,448)

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

SMALL CAP PORTFOLIO

Investment Portfolio — June 30, 2005
(unaudited)

Common Stock — 89.0%	Shares/ Principal Amount/Warrants	Value (Note 1)

CONSUMER DISCRETIONARY — 8.0%

Apparel & Textiles — 2.0%
Carter’s, Inc.†	613	$35,787
Cherokee, Inc.	234	8,101
DEB Shops, Inc.	5,644	163,507
Deckers Outdoor Corp.†	338	8,315
DHB Industries, Inc.†	921	7,782
Dixie Group, Inc.†	357	6,287
Finish Line, Inc., Class A	36,502	690,618
Fossil, Inc.†	1,613	36,615
G & K Services, Inc., Class A	646	24,374
Genesco, Inc.†	752	27,892
Goody’s Family Clothing, Inc.	625	4,609
Guess?, Inc.†	536	8,887
Hot Topic, Inc.†	1,493	28,546
Innovo Group, Inc.†	846	1,810
K-Swiss, Inc., Class A	831	26,875
Kellwood Co.	925	24,883
Kenneth Cole Productions, Inc., Class A	302	9,398
Oakley, Inc.	810	13,794
Oshkosh B’ Gosh, Inc., Class A	260	6,757
Oxford Industries, Inc.	465	20,018
Perry Ellis International, Inc.†	316	7,391
Phillips-Van Heusen	882	28,833
Quiksilver, Inc.†	17,800	284,444
Russell Corp.	1,097	22,434
Skechers USA, Inc., Class A†	745	10,624
Steven Madden, Ltd.†	433	7,690
Stride Rite Corp.	1,206	16,631
Timberland Co., Class A†	10,000	387,200
UniFirst Corp.	309	12,527
Volcom, Inc.†	4,000	107,080
Warnaco Group, Inc.†	1,541	35,828
Weyco Group, Inc.	193	3,803
Wolverine World Wide, Inc.	1,927	46,267

Automotive — 1.1%
A.S.V., Inc.†	294	11,919
Aftermarket Technology Corp.†	710	12,375
America’s Car Mart, Inc.†	298	6,708
American Axle & Manufacturing Holdings, Inc.	1,427	36,060
ArvinMeritor, Inc.	2,336	41,557
Asbury Automotive Group, Inc.†	431	6,642
Autobytel, Inc.†	1,391	6,719
Bandag, Inc.	375	17,269
Commercial Vehicle Group, Inc.†	416	7,384
Cooper Tire & Rubber Co.	2,131	39,573
CSK Auto Corp.†	1,504	25,087
Cummins, Inc.	4,600	343,206
Dollar Thrifty Automotive Group, Inc.†	838	31,827
Group 1 Automotive, Inc.†	698	16,780
Harris & Harris Group, Inc.†	575	6,848
Keystone Automotive Industries, Inc.†	525	12,983
Lear Corp.	4,600	167,348
Lithia Motors, Inc., Class A	514	14,829
Midas, Inc.†	533	12,259
Modine Manufacturing Co.	1,159	37,737
Monro Muffler Brake, Inc.†	349	10,299

Navistar International Corp.†	5,500	176,000
Noble International, Ltd.	248	5,840
PEP Boys-Manny, Moe & Jack	1,842	24,941
R&B, Inc.†	331	4,647
Rush Enterprises, Inc., Class B†	688	9,178
Sonic Automotive, Inc.	979	20,814
Standard Motor Products, Inc.	496	6,547
Strattec Security Corp.†	126	6,862
Superior Industries International, Inc.	739	17,514
Tenneco Automotive, Inc.†	1,453	24,178
Titan International, Inc.	432	6,039
United Auto Group, Inc.	890	26,522
Visteon Corp.	4,287	25,851
Wabash National Corp.	1,037	25,126

Housing & Household Durables — 0.6%
Bassett Furniture Industries, Inc.	345	6,507
Ethan Allen Interiors, Inc.	1,163	38,972
Furniture Brands International, Inc.	12,033	260,033
La-Z-Boy, Inc.	1,738	25,323
Levitt Corp., Class A	547	16,366
Libbey, Inc.	461	7,288
M/I Homes, Inc.	414	22,397
Maytag Corp.	2,655	41,577
National Presto Industries, Inc.	158	6,963
NCI Building Systems, Inc.†	693	22,730
Palm Harbor Homes, Inc.†	318	5,988
Select Comfort Corp.†	1,202	25,759
Skyline Corp.	227	9,064
Stanley Furniture Co., Inc.	433	10,635
Technical Olympic USA, Inc.	497	12,067
Walter Industries, Inc.	1,208	48,562
WCI Communities, Inc.†	1,157	37,059
Winnebago Industries, Inc.	1,112	36,418

Retail — 4.3%
1-800 Contacts, Inc.†	285	5,520
1-800-FLOWERS.COM, Inc., Class A†	845	5,949
99 Cents Only Stores†	1,417	18,010
A.C. Moore Arts & Crafts, Inc.†	483	15,268
Aaon, Inc.†	292	5,195
Aeropostale, Inc.†	1,849	62,126
American Woodmark Corp.	377	11,314
Big 5 Sporting Goods Corp.	677	19,213
Big Lots, Inc.†	3,783	50,087
BJ’s Restaurants, Inc.†	478	9,723
Blair Corp.	275	10,863
Blockbuster, Inc., Class A	6,343	57,848
Blue Nile, Inc.†	9,693	316,864
Bombay Co., Inc.†	1,197	6,823
Bon-Ton Stores, Inc.	214	4,141
Brookstone, Inc.†	678	12,801
Brown Shoe Co., Inc.	608	23,803
Buckle, Inc.	6,357	281,869
Build-A-Bear Workshop, Inc.†	319	7,481
Burlington Coat Factory Warehouse Corp.	553	23,580
Cabelas, Inc., Class A†	1,027	21,937
Cache, Inc.†	411	6,831
Casey’s General Stores, Inc.	1,672	33,139
Cash America International, Inc.	976	19,637
Casual Male Retail Group, Inc.†	866	6,330
Cato Corp., Class A	20,368	420,599
Charlotte Russe Holding, Inc.†	498	6,205
Charming Shoppes, Inc.†	3,992	37,245
Children’s Place Retail Stores, Inc.†	700	32,669
Christopher & Banks Corp.	1,192	21,766

Citi Trends, Inc.†	135	2,441
CNS, Inc.	472	10,785
Coldwater Creek, Inc.†	1,185	29,518
Color Kinetics, Inc.†	435	4,628
Conn’s, Inc.†	158	3,866
Cost Plus, Inc.†	733	18,281
Design Within Reach, Inc.†	398	7,204
Dillard’s, Inc., Class A	9,300	217,806
Dress Barn, Inc.†	712	16,113
DSW, Inc.†	2,000	49,900
Electronics Boutique Holdings Corp.†	390	24,761
First Cash Financial Services, Inc.†	425	9,082
Fred’s, Inc.	1,326	21,985
Graphic Packaging Corp.†	2,170	7,921
Greg Manning Auctions, Inc.†	200	2,390
Guitar Center, Inc.†	862	50,315
Gymboree Corp.†	42,039	574,253
Haverty Furniture Cos., Inc.	648	9,577
Hibbett Sporting Goods, Inc.†	755	28,569
HomeStore, Inc.†	4,906	9,959
Insight Enterprises, Inc.†	1,612	32,530
J. Jill Group, Inc.†	671	9,226
Jo-Ann Stores, Inc.†	767	20,241
Jos. A. Bank Clothiers, Inc.†	449	19,442
Knoll, Inc.	367	6,279
Linens ‘N Things, Inc.†	9,708	229,691
Longs Drug Stores Corp.	1,024	44,083
Mannatech, Inc.	525	9,986
Martha Stewart Living Omnimedia, Inc., Class A†	748	21,827
Movado Group, Inc.	610	11,517
Movie Gallery, Inc.	834	22,043
Nautilus, Inc.	1,109	31,607
Neiman Marcus Group, Inc., Class A	6,200	600,904
NetFlix, Inc.†	1,220	20,020
New York & Co., Inc.†	434	9,140
Nu Skin Enterprises, Inc., Class A	1,875	43,688
Pacific Sunwear of California†	2,515	57,820
Pantry, Inc.†	567	21,960
Parlux Fragrances, Inc.†	208	5,755
Party City Corp.†	390	4,680
Pathmark Stores, Inc.†	1,002	8,778
Payless ShoeSource, Inc.†	2,237	42,950
Petco Animal Supplies, Inc.†	1,920	56,294
Pier 1 Imports, Inc.	2,868	40,697
Provide Commerce, Inc.†	266	5,743
RC2 Corp.†	598	22,467
Regis Corp.	1,499	58,581
Restoration Hardware, Inc.†	885	7,239
Retail Ventures, Inc.†	555	7,570
Ruddick Corp.	1,139	29,079
School Specialty, Inc.†	759	35,294
Sharper Image Corp.†	388	4,939
Shoe Carnival, Inc.†	248	5,396
ShopKo Stores, Inc.†	993	24,140
Smart & Final, Inc.†	443	5,427
Spartan Stores, Inc.†	693	10,166
Sports Authority, Inc.†	862	27,412
Stage Stores, Inc.†	610	26,596
Stein Mart, Inc.	858	18,876
Syms Corp.	217	3,188
Talbots, Inc.	763	24,775
TBC Corp.†	748	20,293
Too, Inc.†	1,144	26,735
Topps Co., Inc.	1,182	11,855
Tractor Supply Co.†	1,094	53,715
Trans World Entertainment Corp.†	646	7,642
Tuesday Morning Corp.	861	27,139

Weis Markets, Inc.	474	18,386
West Marine, Inc.†	454	8,199
Wet Seal, Inc., Class A†	1,425	9,669
Wild Oats Markets, Inc.†	952	10,900
Wilsons The Leather Experts, Inc.†	631	4,190
World Fuel Services Corp.	762	17,838
Yankee Candle Co., Inc.	1,513	48,567
Zale Corp.†	1,682	53,303
Zumiez, Inc.†	1,304	38,012
		8,703,462

CONSUMER STAPLES — 1.9%

Food, Beverage & Tobacco — 1.5%
Alliance One International, Inc.	2,885	17,339
American Italian Pasta Co., Class A	614	12,906
Boston Beer Co., Inc., Class A†	322	7,226
Central European Distribution Corp.†	456	17,022
Chiquita Brands International, Inc.	1,389	38,142
Coca-Cola Bottling Co.	155	7,834
Corn Products International, Inc.	2,505	59,519
Del Monte Foods Co.†	39,000	420,030
Farmer Brothers Co.	224	4,986
Flowers Foods, Inc.	1,113	39,356
Gold Kist, Inc.†	1,716	37,031
Great Atlantic & Pacific Tea Co., Inc.†	582	16,913
Green Mountain Coffee, Inc.†	147	4,988
Hain Celestial Group, Inc.†	973	18,974
Hansen Natural Corp.†	249	21,095
Ingles Markets, Inc., Class A	372	5,122
J & J Snack Foods Corp.	209	10,941
John B. Sanfilippo & Son, Inc.†	263	6,065
Lancaster Colony Corp.	861	36,954
Lance, Inc.	994	17,107
M&F Worldwide Corp.†	358	4,783
Maui Land & Pineapple Co., Inc.†	113	4,303
Nash Finch Co.	426	15,651
National Beverage Corp.†	251	2,003
Peet’s Coffee & Tea, Inc.†	455	15,033
Performance Food Group Co.†	10,565	319,169
Ralcorp Holdings, Inc.	988	40,656
Ryan’s Restaurant Group, Inc.†	1,399	19,600
Sanderson Farms, Inc.	596	27,082
Seaboard Corp.	12	19,968
Sensient Technologies Corp.	1,574	32,440
SunOpta, Inc.†	38,700	219,816
Tootsie Roll Industries, Inc.	832	24,336
United Natural Foods, Inc.†	1,361	41,334
Universal Corp.	854	37,388
Vector Group, Ltd.	831	15,432

Household & Personal Products — 0.4%
Blyth, Inc.	885	24,824
Central Garden & Pet Co.†	643	31,584
Chattem, Inc.†	593	24,550
CSS Industries, Inc.	197	6,666
Elizabeth Arden, Inc.†	848	19,835
Genlyte Group, Inc.†	799	38,943
Hooker Furniture Corp.	348	6,080
Inter Parfums, Inc.	145	2,812
Jarden Corp.†	973	52,464
Kimball International, Inc., Class B	742	9,794
Lifetime Hoan Corp.	240	4,687
Natures Sunshine Products, Inc.	373	6,505
NBTY, Inc.†	1,853	48,067
Playtex Products, Inc.†	1,347	14,494

Rent-Way, Inc.†	875	8,610
Revlon, Inc., Class A†	4,834	14,840
Russ Berrie & Co., Inc.	392	5,022
Tupperware Corp.	1,769	41,342
Ultralife Batteries, Inc.†	480	7,752
Water Pik Technologies, Inc.†	406	7,734
WD-40 Co.	555	15,501
		2,030,650

EDUCATION — 0.1%

Education — 0.1%
Corinthian Colleges, Inc.†	3,031	38,706
Learning Tree International, Inc.†	299	3,594
Renaissance Learning, Inc.	249	5,055
Strayer Education, Inc.	488	42,095
Universal Technical Institute, Inc.†	713	23,671
		113,121

ENERGY — 6.0%

Energy Services — 2.8%
Atlas America, Inc.†	84	3,124
ATP Oil & Gas Corp.†	605	14,157
Atwood Oceanics, Inc.†	441	27,148
Bill Barrett Corp.†	434	12,838
Bois d’Arc Energy, Inc.†	449	6,623
Brigham Exploration Co.†	846	7,724
CAL Dive International, Inc.†	1,290	67,557
CARBO Ceramics, Inc.	433	34,190
Carrizo Oil & Gas, Inc.†	626	10,680
Cheniere Energy, Inc.†	1,595	49,604
China Energy Savings Technology, Inc.†	44	438
Crosstex Energy, Inc.	205	9,901
Danielson Holdings Corp.†	3,074	37,411
Delta Petroleum Corp.†	1,020	14,402
Endeavour International Corp.†	1,871	6,792
FX Energy, Inc.†	1,154	12,729
Gasco Energy, Inc.†	2,139	7,914
Giant Industries, Inc.†	446	16,056
Goodrich Petroleum Corp.†	341	7,018
Hornbeck Offshore Services, Inc.†	21,677	587,230
Lufkin Industries, Inc.	470	16,911
MarkWest Hydrocarbon, Inc.	188	4,362
Mission Resources Corp.†	1,388	11,201
Newpark Resources, Inc.†	2,805	21,037
Oceaneering International, Inc.†	865	33,432
Parallel Petroleum Corp.†	1,039	9,195
Parker Drilling Co.†	3,190	22,362
PetroCorp, Inc.*(1)(2)	154	0
Pioneer Drilling Co.†	657	10,026
Quantum Fuel Systems Technologies†	1,506	7,530
Resource America, Inc., Class A	530	20,421
RPC, Inc.	6,189	104,718
SEACOR Holdings, Inc.†	546	35,108
Sierra Pacific Resources†	3,917	48,767
South Jersey Industries, Inc.	466	28,482
Southwest Gas Corp.	1,253	31,964
Spinnaker Exploration Co.†	837	29,705
St. Mary Land & Exploration Co.	1,907	55,265
Stone Energy Corp.†	798	39,022
Superior Energy Services, Inc.†	2,588	46,066
Swift Energy Co.†	944	33,814
Syntroleum Corp.†	1,301	13,348
TETRA Technologies, Inc.†	753	23,983
Tipperary Corp.†	602	3,763

Todco, Class A†	46,478	1,193,090
Toreador Resources Corp.†	474	11,513
TransMontaigne, Inc.†	1,221	12,820
Tri-Valley Corp.†	741	10,322
UIL Holding Corp.	488	26,259
Unisource Energy Corp.	1,151	35,393
Universal Compression Holdings, Inc.†	592	21,454
Veritas DGC, Inc.†	1,128	31,291
W&T Offshore, Inc.	422	10,158
W-H Energy Services, Inc.†	931	23,210
Warren Resources, Inc.†	627	6,552
WGL Holdings, Inc.	1,622	54,564
Whiting Petroleum Corp.†	993	36,056

Energy Sources — 3.2%
Berry Petroleum Co., Class A	571	30,195
Cabot Oil & Gas Corp.	1,630	56,561
Callon Petroleum Co.†	418	6,178
Cimarex Energy Co.†	2,708	105,368
Clayton Williams Energy, Inc.†	187	5,608
Comstock Resources, Inc.†	1,357	34,319
Denbury Resources, Inc.†	12,300	489,171
Dril-Quip, Inc.†	235	6,817
Edge Petroleum Corp.†	570	8,903
Encore Acquisition Co.†	1,095	44,895
Energy Partners, Ltd.†	1,113	29,172
Evergreen Solar, Inc.†	1,316	8,462
Foundation Coal Holdings, Inc.	791	20,519
Frontier Oil Corp.	1,826	53,593
FuelCell Energy, Inc.†	1,605	16,387
Global Industries, Ltd.†	77,759	660,952
Grey Wolf, Inc.†	6,359	47,120
Gulf Islands Fabrication, Inc.	311	6,183
Hanover Compressor Co.†	2,610	30,041
Harvest Natural Resources, Inc.†	1,254	13,706
Holly Corp.	729	34,022
Houston Exploration Co.†	955	50,663
Hydril Co.†	633	34,404
James River Coal Co.†	437	15,142
KCS Energy, Inc.†	1,660	28,834
KFX, Inc.†	1,959	27,994
Massey Energy Co.	8,200	309,304
McMoRan Exploration Co.†	688	13,423
Meridian Resource Corp.†	2,885	13,790
National-Oilwell Varco, Inc.†	10,035	477,064
Newfield Exploration Co.†	5,600	223,384
Oil States International, Inc.†	1,355	34,105
Ormat Technologies, Inc.	240	4,584
Pacific Ethanol, Inc.†	103	1,027
Penn Virginia Corp.	617	27,561
PetroHawk Energy Corp.†	789	8,521
Petroleum Development Corp.†	553	17,613
Petroquest Energy, Inc.†	1,357	8,916
Plug Power, Inc.†	1,461	10,008
Remington Oil & Gas Corp.†	777	27,739
XTO Energy, Inc.	12,266	416,921
		6,515,869

FINANCE — 11.5%

Banks — 7.5%
1st Source Corp.	390	8,947
ABC Bancorp	395	7,142
Alabama National Bancorp	454	29,678
AMCORE Financial, Inc.	4,805	143,573
Amegy Bancorp, Inc.	2,338	52,324

AmericanWest Bancorp†	346	6,903
Ames National Corp.	94	10,393
Anchor BanCorp Wisconsin, Inc.	758	22,937
BancFirst Corp.	131	11,396
Bancorp, Inc.†	301	5,249
BancorpSouth, Inc.	2,608	61,549
Banctrust Financial Group, Inc.	3,412	66,636
Bank Corp.†	446	4,719
Bank Mutual Corp.	1,906	21,080
Bank of the Ozarks, Inc.	378	12,414
BankAtlantic Bancorp, Inc., Class A	1,459	27,648
Bankrate, Inc.†	316	6,364
Bankunited Financial Corp., Class A	863	23,336
Banner Corp.	349	9,775
Boston Private Financial Holdings, Inc.	933	23,512
Brookline Bancorp, Inc.	2,054	33,398
Camden National Corp.	255	8,351
Capital City Bank Group, Inc.	310	12,524
Capital Corp. of the West	309	8,575
Capital Crossing Bank†	196	6,684
Capitol Bancorp, Ltd.	415	13,948
Cardinal Financial Corp.†	767	7,202
Cascade Bancorp	561	11,803
Cathay General Bancorp	1,515	51,071
Center Financial Corp.	371	9,212
Central Coast Bancorp†	384	6,950
Charter Financial Corp.	131	4,577
Chemical Financial Corp.	839	27,779
Chittenden Corp.	1,546	42,051
Citizens & Northern Corp.	274	8,560
Citizens Banking Corp.	1,438	43,456
City Bank	1,359	42,156
City Holding Co.	554	20,232
Clifton Savings Bancorp, Inc.	448	4,731
Coastal Financial Corp.	484	7,134
Cobiz, Inc.	489	8,866
Colony Bankcorp, Inc.	182	5,467
Columbia Bancorp	184	6,707
Columbia Banking Systems, Inc.	521	12,827
Commercial Bankshares, Inc.	156	6,054
Community Bancorp Nevada†	165	5,118
Community Bank Systems, Inc.	1,011	24,658
Community Banks, Inc.	359	9,305
Community Trust Bancorp, Inc.	495	16,196
Corus Bankshares, Inc.	6,223	345,314
Cullen/Frost Bankers, Inc.	5,600	266,840
CVB Financial Corp.	1,568	30,858
Dime Community Bancshares	887	13,482
Downey Financial Corp.	4,100	300,120
Enterprise Financial Services Corp.†	258	6,102
Eurobancshares, Inc.†	308	4,943
F.N.B. Corp.	1,874	36,824
Farmers Capital Bank Corp.	203	7,032
Fidelity Bankshares, Inc.	747	19,810
Financial Institutions, Inc.	301	5,424
First Bancorp	1,140	45,771
First Bancorp NA	379	8,387
First Busey Corp.	466	8,998
First Charter Corp.	12,312	270,495
First Citizens BancShares, Inc., Class A	201	29,055
First Commonwealth Financial Corp.	2,329	31,907
First Community Bancorp	436	20,710
First Community Bancshares, Inc.	336	10,920
First Defiance Financial Corp.	234	6,245
First Financial Bancorp	1,174	22,189
First Financial Bankshares, Inc.	613	20,744

First Financial Corp.	450	12,928
First Financial Holdings, Inc.	412	12,323
First Indiana Corp.	356	10,563
First Merchants Corp.	616	15,308
First Midwest Bancorp, Inc.	1,522	53,529
First Niagara Financial Group, Inc.	3,852	56,162
First Oak Brook Bancshares, Inc.	221	6,237
First Place Financial Corp.	499	10,025
First Regional Bancorp†	81	5,358
First Republic Bank	721	25,473
First South Bancorp, Inc.	162	5,165
First State Bancorp.	12,111	233,621
FirstFed Financial Corp.†	551	32,845
Flagstar Bancorp, Inc.	1,153	21,826
Flushing Financial Corp.	640	11,776
FNB Corp.	243	6,804
Franklin Bank Corp.†	34,873	654,217
Fremont General Corp.	2,163	52,626
Frontier Financial Corp.	820	20,713
Glacier Bancorp, Inc.	1,040	27,175
Gold Banc Corp., Inc.	1,305	18,988
Great Southern Bancorp, Inc.	347	10,858
Greater Bay Bancorp	1,705	44,961
Greene County Bancshares, Inc.	217	5,928
Hancock Holding Co.	891	30,650
Hanmi Financial Corp.	1,329	22,194
Harbor Florida Bancshares, Inc.	693	25,946
Harleysville National Corp.	874	20,242
Hudson United Bancorp	1,491	53,825
IBERIABANK Corp.	2,055	126,609
Independent Bank Corp. (Massachusetts)	513	14,472
Independent Bank Corp. (Michigan)	705	20,050
Integra Bank Corp.	511	11,559
Interchange Financial Services Corp.	570	10,459
Irwin Financial Corp.	607	13,469
ITLA Capital Corp.†	192	10,349
KNBT Bancorp, Inc.	1,096	16,539
Lakeland Bancorp, Inc.	580	9,054
Lakeland Financial Corp.	197	8,014
Macatawa Bank Corp.	340	11,795
MAF Bancorp, Inc.	1,076	45,870
Main Street Banks, Inc.	522	13,290
Mainsource Financial Group, Inc.	342	6,187
MCG Capital Corp.	1,577	26,935
Mercantile Bank Corp.	241	10,597
Mid-State Bancshares	763	21,189
Midwest Banc Holdings, Inc.	379	7,311
Nara Bancorp, Inc.	616	9,043
NASB Financial, Inc.	102	4,473
National Penn Bancshares, Inc.	1,153	28,802
NBT Bancorp, Inc.	1,080	25,531
NewAlliance Bancshares, Inc.	3,803	53,432
Northern Empire Bancshares†	266	8,230
Northwest Bancorp, Inc.	654	13,904
OceanFirst Financial Corp.	299	6,730
Old National Bancorp	2,276	48,706
Old Second Bancorp, Inc.	450	13,090
Omega Financial Corp.	420	13,041
Oriental Financial Group	706	10,774
Pacific Capital Bancorp	9,327	345,845
Park National Corp.	405	44,752
Peapack Gladstone Financial Corp.	276	7,645
Pennrock Financial Services Corp.†	257	9,224
Pennsylvania Commerce Bancorp, Inc.†	147	4,814
Peoples Bancorp, Inc.	312	8,346
PFF Bancorp, Inc.	647	19,598

Pinnacle Financial Partners, Inc.†	242	5,808
Placer Sierra Bancshares	223	6,081
Preferred Bank Los Angeles California	138	5,479
Premierwest Bancorp†	437	6,476
PrivateBancorp, Inc.	552	19,530
Prosperity Bancshares, Inc.	713	20,399
Provident Bancorp, Inc.	1,354	16,397
Provident Bankshares Corp.	1,098	35,037
Provident Financial Holdings, Inc.	164	4,610
Provident Financial Services, Inc.	2,418	42,484
R&G Financial Corp., Class B	928	16,416
Renasant Corp.	346	10,643
Republic Bancorp, Inc.	2,334	34,963
Republic Bancorp, Inc., Class A	239	5,189
Royal Bancshares of Pennsylvania, Inc., Class A	151	3,586
S&T Bancorp, Inc.	886	31,985
S.Y. Bancorp, Inc.	401	9,163
Sandy Spring Bancorp, Inc.	488	17,095
Santander Bancorp	177	4,436
SCBT Financial Corp.	268	8,482
Seacoast Banking Corp. of Florida	385	7,581
Security Bank Corp.	319	7,305
Sierra Bancorp	180	4,082
Signature Bank†	56,191	1,371,060
Simmons First National Corp., Class A	479	12,986
Sound Federal Bancorp, Inc.	371	5,995
Southside Bancshares, Inc.	327	6,704
Southwest Bancorp, Inc.	453	9,277
State Bancorp, Inc.	273	6,175
Sterling Bancorp	6,611	141,145
Sterling Bancshares, Inc.	1,507	23,449
Sterling Financial Corp. (Pennsylvania)	852	18,156
Sterling Financial Corp. (Washington)†	768	28,723
Suffolk Bancorp	354	11,431
Summit Bankshares, Inc.	343	5,934
Summit Financial Group, Inc.	171	5,590
Sun Bancorp, Inc.†	375	7,751
Susquehanna Bancshares, Inc.	1,554	38,213
SVB Financial Group†	1,182	56,618
Taylor Capital Group, Inc.	135	5,299
Texas Capital Bancshares, Inc.†	744	14,687
Texas Regional Bancshares, Inc., Class A	1,371	41,788
Tompkins Trustco, Inc.	411	17,837
Trico Bancshares	403	9,003
TrustCo Bank Corp. NY	2,507	32,741
Trustmark Corp.	1,575	46,084
UCBH Holdings, Inc.	3,048	49,500
UMB Financial Corp.	520	29,656
Umpqua Holdings Corp.	7,081	166,687
Union Bankshares Corp.	292	11,277
United Bankshares, Inc.	1,247	44,406
United Community Banks, Inc.	1,053	27,399
United Community Financial Corp.	902	9,868
United Security Bancshares, Inc.	193	5,937
Univest Corp. of Pennsylvania	383	11,475
Unizan Financial Corp.	736	19,717
USB Holding Co., Inc.	367	8,588
Vineyard National Bancorp	260	8,206
Virginia Commerce Bancorp, Inc.†	304	7,396
Virginia Financial Group, Inc.	239	8,387
W Holding Co., Inc.	3,640	37,201
Washington Trust Bancorp, Inc.	395	10,930
Webster Financial Corp.	4,400	205,436
WesBanco, Inc.	756	22,695
West Bancorp., Inc.	556	10,453
West Coast Bancorp	493	12,034

Westamerica Bancorp	1,093	57,721
Western Sierra Bancorp†	221	7,481
Westfield Financial, Inc.	145	3,515
Wilshire Bancorp, Inc.	514	7,366
Wintrust Financial Corp.	782	40,938
WSFS Financial Corp.	195	10,668
Yardville National Bancorp	285	10,189

Financial Services — 2.4%
Delta Financial Corp.	360	3,424
Accredited Home Lenders Holding Co.†	586	25,784
ACE Cash Express, Inc.†	379	9,687
Advance America Cash Advance Centers, Inc.	2,274	36,384
Advanta Corp., Class B	633	17,825
Advisory Board Co.†	640	31,194
American Equity Investment Life Holding Co.	1,094	12,997
Anworth Mtg. Asset Corp.	1,578	15,528
Apollo Investment Corp.	2,075	38,242
Archipelago Holdings, Inc.†	983	38,327
Ares Capital Corp.	772	13,765
Arrow Financial Corp.	341	9,493
Asset Acceptance Capital Corp.†	298	7,721
ASTA Funding, Inc.	344	9,556
Bank of Granite Corp.	440	8,422
Berkshire Hills Bancorp, Inc.	174	5,798
Beverly Hills Bancorp, Inc.	457	5,004
BFC Financial Corp., Class A†	661	5,638
BKF Capital Group, Inc.	227	8,606
Calamos Asset Management, Inc., Class A	766	20,866
Candela Corp.†	752	7,858
Capital Southwest Corp.	92	8,250
CapitalSource, Inc.†	13,400	263,042
Central Pacific Financial Corp.	1,011	35,992
Century Business Services, Inc.†	2,026	8,205
CharterMac	1,344	29,514
Cohen & Steers, Inc.	279	5,750
Collegiate Funding Services, LLC†	491	7,159
Commercial Capital Bancorp, Inc.	1,474	24,631
Commercial Federal Corp.	1,274	42,908
CompuCredit Corp.†	692	23,722
Credit Acceptance Corp.†	334	4,973
Digi International, Inc.†	752	8,919
Direct General Corp.	532	9,901
Doral Financial Corp.	2,869	47,453
E Loan, Inc.†	1,828	6,106
Encore Capital Group, Inc.†	489	8,313
eSPEED, Inc., Class A†	697	6,210
Euronet Worldwide, Inc†	1,035	30,087
Federal Agricultural Mtg. Corp., Class C	365	8,048
Financial Federal Corp.	5,880	227,203
First Acceptance Corp.†	566	5,354
First Albany Cos., Inc.	4,100	24,436
Flanders Corp.†	437	3,933
Gabelli Asset Management, Inc., Class A	238	10,517
GB&T Bancshares, Inc.	422	10,027
GFI Group, Inc.†	195	6,942
Gladstone Capital Corp.	376	8,798
Greenhill & Co., Inc.	399	16,164
Hartmarx Corp.†	859	8,650
Heartland Financial USA, Inc.	353	6,894
Heritage Commerce Corp.†	395	7,252
Horizon Financial Corp.	337	7,481
Huron Consulting Group, Inc.†	222	5,228
International Securities Exchange, Inc.†	3,376	84,771
Investment Technology Group, Inc.†	1,321	27,767
Ipayment, Inc.†	409	14,937

Jackson Hewitt Tax Service, Inc.	1,254	29,645
Jacuzzi Brands, Inc.†	2,555	27,415
Kearny Financial Corp.	727	8,579
Knight Capital Group, Inc.†	3,578	27,264
LaBranche & Co., Inc.†	1,798	11,327
MarketAxess Holdings, Inc.†	30,768	347,678
MB Financial, Inc.	732	29,156
MBT Financial Corp.	492	9,471
Metris Cos., Inc.†	1,938	28,024
MoneyGram International, Inc.	2,877	55,008
Morningstar, Inc.†	283	7,966
Nasdaq Stock Market, Inc.†	1,487	28,045
National Financial Partners Corp.	1,175	45,990
NBC Capital Corp.	231	5,623
NCO Group, Inc.†	1,069	23,122
NGP Capital Resources Co.	580	8,659
Ocwen Financial Corp.†	1,146	7,747
optionsXpress Holdings, Inc.	687	10,442
Partners Trust Financial Group, Inc.	1,663	17,761
Pennfed Financial Services, Inc.	304	5,132
Piper Jaffray Cos.†	684	20,814
Portfolio Recovery Associates, Inc.†	6,319	265,524
PRG Shultz International, Inc.†	1,378	3,886
QC Holdings, Inc.†	246	3,552
Rockville Financial, Inc.†	291	3,556
Sanders Morris Haris Group, Inc.	423	7,276
State Financial Services Corp., Class A	192	7,730
Stifel Financial Corp.†	280	6,765
SWS Group, Inc.	512	8,796
Technology Investment Capital Corp.	444	6,571
Tierone Corp.	604	16,387
TNS, Inc.†	434	10,143
Tower Group, Inc.	558	8,722
United Panam Financial Corp.†	166	4,550
Universal American Financial Corp.†	830	18,775
Viad Corp.	742	21,028
Waddell & Reed Financial, Inc., Class A	2,536	46,916
World Acceptance Corp.†	633	19,022
Wright Express Corp.†	1,339	24,731

Insurance — 1.6%
21st Century Insurance Group#	1,072	15,908
Affirmative Insurance Holdings, Inc.	321	5,088
Alfa Corp.	1,083	15,942
American Physicians Capital, Inc.†	245	9,102
Argonaut Group, Inc.†	929	21,451
Baldwin & Lyons, Inc., Class B	250	6,025
Bristol West Holdings, Inc.	578	10,577
Ceres Group, Inc.†	1,151	6,998
Citizens, Inc.†	1,050	6,405
CNA Surety Corp.†	14,020	208,197
Crawford & Co., Class B	777	5,765
Delphi Financial Group, Inc., Class A	928	40,971
Donegal Group, Inc., Class A	315	6,287
EMC Insurance Group, Inc.	210	3,797
Enstar Group, Inc.†	108	7,320
FBL Financial Group, Inc., Class A	432	11,928
FPIC Insurance Group, Inc.†	339	9,943
Great American Financial Resources, Inc.	282	5,586
Harleysville Group, Inc.	441	9,212
Hilb, Rogal & Hamilton Co.	1,068	36,739
Horace Mann Educators Corp.	1,429	26,894
Independence Holding Co.	154	2,718
Infinity Property & Casualty Corp.	689	24,032
Kansas City Life Insurance Co.	122	5,862
KMG America Corp.†	704	6,998

LandAmerica Financial Group, Inc.	603	35,800
LifeCell Corp.†	975	15,415
Midland Co.	9,658	339,865
National Interstate Corp.†	150	3,011
National Western Life Insurance Co., Class A†	74	14,348
Navigators Group, Inc.†	296	10,233
Odyssey Re Holdings Corp.	393	9,699
Ohio Casualty Corp.	2,087	50,464
Phoenix Cos., Inc.	3,165	37,663
PICO Holdings, Inc.†	265	7,886
PMA Capital Corp., Class A†	1,061	9,369
Presidential Life Corp.	683	11,686
ProAssurance Corp.†	874	36,498
RLI Corp.	5,851	260,955
Safety Insurance Group, Inc.	388	13,099
SeaBright Insurance Holdings, Inc.†	268	3,063
Selective Insurance Group, Inc.	945	46,825
State Auto Financial Corp.	466	14,465
Stewart Information Services Corp.	569	23,898
Triad Guaranty, Inc.†	2,797	140,941
UICI	1,174	34,950
United Fire & Casualty Co.	513	22,787
USI Holdings Corp.†	1,510	19,449
Zenith National Insurance Corp.	530	35,966
		12,520,864

HEALTHCARE — 12.2%

Drugs — 4.9%
Abgenix, Inc.†	2,989	25,646
Acadia Pharmaceuticals, Inc.†	544	4,570
Adolor Corp.†	1,302	12,043
Alexion Pharmaceuticals, Inc.†	931	21,450
Alkermes, Inc.†	3,009	39,779
Alpharma, Inc., Class A	1,320	19,100
Amylin Pharmaceuticals, Inc.†	3,473	72,690
Andrx Corp.†	2,438	49,516
Antigenics, Inc.†	961	5,199
Applera Corp. - Celera Genomics Group†	2,457	26,953
Arena Pharmaceuticals, Inc.†	1,175	8,014
ARIAD Pharmaceuticals, Inc.†	1,762	11,735
Arqule, Inc.†	1,051	6,810
Array Biopharma, Inc.†	1,048	6,602
AVANIR Pharmaceuticals, Class A†	3,583	10,032
Barrier Therapeutics, Inc.†	489	3,878
Bio-Rad Laboratories, Inc., Class A†	586	34,697
BioMarin Pharmaceutical, Inc.†	18,653	139,711
Caraco Pharmaceutical Laboratories, Ltd.†	321	2,754
Connetics Corp.†	1,159	20,445
Corixa Corp.†	1,987	8,703
Cubist Pharmaceuticals, Inc.†	1,773	23,350
CuraGen Corp.†	1,446	7,432
CV Therapeutics, Inc.†	7,100	159,182
Cypress Biosciences, Inc.†	51,113	674,692
Dendreon Corp.†	1,973	10,319
Digene Corp.†	499	13,812
Discovery Laboratories, Inc.†	1,783	12,998
Diversa Corp.†	778	4,053
Dov Pharmaceutical, Inc.†	758	14,144
Durect Corp.†	1,201	6,113
DUSA Pharmaceuticals, Inc.†	564	5,245
EGL, Inc.†	1,409	28,631
Encysive Pharmaceuticals, Inc.†	1,936	20,928
Enzo Biochem, Inc.†	915	16,406
Enzon Pharmaceuticals, Inc.†	1,461	9,467
Exelixis, Inc.†	2,542	18,887

Eyetech Pharmaceuticals, Inc.†	1,128	14,258
First Horizon Pharmaceutical Corp.†	920	17,517
Geron Corp.†	1,847	14,296
HealthExtras, Inc.†	711	14,270
I-Flow Corp.†	664	11,049
ICOS Corp.†	2,127	45,029
Idenix Pharmaceuticals, Inc.†	416	9,019
Illumina, Inc.†	1,196	14,436
ImmunoGen, Inc.†	1,366	7,909
Impax Laboratories, Inc.†	1,633	25,638
Incyte Corp.†	2,769	19,798
Inspire Phamaceutical, Inc.†	1,402	11,805
Integra LifeSciences Holdings Corp.†	47,684	1,392,373
Isis Pharmaceuticals, Inc.†	1,917	7,495
Ista Pharmaceuticals, Inc.†	455	3,786
KV Pharmaceutical Co., Class A†	1,196	20,033
Ligand Pharmaceuticals, Inc., Class B†	2,463	17,118
Marshall Edwards, Inc.†	249	1,778
Martek Biosciences Corp.†	1,046	39,696
Maxygen, Inc.†	850	5,831
Medarex, Inc.†	3,687	30,713
Medicines Co.†	29,846	698,098
Medicis Pharmaceutical Corp., Class A	1,808	57,368
MGI Pharma, Inc.†	2,391	52,028
Momenta Pharmaceuticals, Inc.†	266	5,259
Myogen, Inc.†	610	4,264
Nanogen, Inc.†	1,592	6,113
Neopharm, Inc.†	573	5,724
Neurocrine Biosciences, Inc.†	1,221	51,355
Neurogen Corp.†	757	5,163
New River Pharmaceuticals, Inc.†	202	6,064
Northfield Laboratories, Inc.†	782	11,190
Noven Pharmaceuticals, Inc.†	785	13,722
NPS Pharmaceuticals, Inc.†	1,293	14,676
Onyx Pharmaceuticals, Inc.†	3,576	85,395
Pain Therapeutics, Inc.†	930	6,278
Par Pharmaceutical Cos., Inc.†	17,639	561,097
Parexel International Corp.†	870	17,269
Penwest Pharmaceuticals Co.†	724	8,558
Perrigo Co.	2,798	39,004
Pharmion Corp,†	818	18,986
Pozen, Inc.†	796	6,527
Prestige Brands Holdings, Inc.†	933	18,193
Priority Healthcare Corp., Class B†	1,169	29,646
Progenics Pharmaceuticals, Inc.†	583	12,161
Regeneron Pharmaceuticals, Inc.†	1,157	9,707
Renovis, Inc.†	6,542	99,896
Salix Pharmaceuticals, Ltd.†	1,221	21,563
Star Scientific, Inc.†	1,204	5,382
SuperGen, Inc.†	1,705	8,423
Tanox, Inc.†	815	9,552
Tercica, Inc.†	371	3,224
Trimeris, Inc.†	591	5,898
United Therapeutics Corp.†	754	36,343
Vertex Pharmaceuticals, Inc.†	3,156	53,147
ViaCell, Inc.†	263	2,801
Vicuron Phamaceuticals, Inc.†	2,028	56,581
Zymogenetics, Inc.†	896	15,770

Health Services — 4.0%
Aastrom Biosciences, Inc.†	3,391	10,614
Adeza Biomedical Corp.†	140	2,377
Alliance Imaging, Inc.†	459	4,801
Allied Healthcare International, Inc.†	1,013	7,172
Allscripts Heathcare Solutions, Inc.†	4,719	78,383
Amedisys, Inc.†	515	18,942

America Service Group, Inc.†	362	5,738
American Dental Partners, Inc.†	265	6,469
American Healthways, Inc.†	5,805	245,377
American Retirement Corp.†	923	13,494
AMERIGROUP Corp.†	10,906	438,421
AMICAS, Inc.†	1,497	6,781
AMN Healthcare Services, Inc.†	385	5,787
Amsurg Corp.†	983	27,219
Angelica Corp.	306	7,500
Apria Healthcare Group, Inc.†	11,734	406,466
Beverly Enterprises, Inc.†	3,648	46,476
Bio-Reference Laboratories, Inc.†	338	4,691
Centene Corp.†	1,393	46,777
Cerner Corp.†	3,800	258,286
Conor Medsystems, Inc.†	278	4,267
Corvel Corp.†	206	5,175
Cotherix, Inc.†	417	4,249
Dendrite International, Inc.†	13,319	183,802
Diagnostic Products Corp.	761	36,018
Drugstore.com, Inc.†	2,275	9,487
Eclipsys Corp.†	1,275	17,939
Genesis Healthcare Corp.†	660	30,545
Gentiva Health Services, Inc.†	778	13,895
Healthcare Services Group, Inc.	886	17,791
Horizon Health Corp.†	351	8,210
IDX Systems Corp.†	833	25,107
Introgen Therapeutics, Inc.†	613	3,948
Intuitive Surgical, Inc.†	1,158	54,009
Kindred Healthcare, Inc.†	949	37,590
Laserscope†	662	27,433
LifePoint Hospitals, Inc.†	2,400	121,248
Magellan Health Services, Inc.†	898	31,708
Matria Healthcare, Inc.†	536	17,275
Medcath Corp.†	244	6,781
MedQuist, Inc.†	18,100	240,730
Merge Technologies, Inc.†	396	7,425
Meridian Bioscience, Inc.	373	7,068
Metrologic Instruments, Inc.†	393	4,928
Micro Therapeutics, Inc.†	357	1,421
Molina Healthcare, Inc.†	369	16,332
Nabi Biopharmaceuticals†	7,860	119,708
National Dentex Corp.†	13,400	242,138
National Healthcare Corp.	210	7,415
NDCHealth Corp.	1,201	21,582
NeighborCare, Inc.†	1,264	41,927
Nuvelo, Inc.†	1,400	10,822
OCA, Inc.†	1,223	2,299
Odyssey Healthcare, Inc.†	1,149	16,569
Option Care, Inc.	721	10,166
Orchid Cellmark, Inc.†	815	8,810
PainCare Holdings, Inc.†	1,440	6,235
Pediatrix Medical Group, Inc.†	3,763	276,731
PRA International†	374	10,016
Psychiatric Solutions, Inc.†	683	33,269
Radiation Therapy Services, Inc.†	369	9,797
RehabCare Group, Inc.†	14,058	375,770
Res-Care, Inc.†	673	9,126
Sierra Health Services, Inc.†	2,400	171,504
SonoSite, Inc.†	513	15,924
Specialty Laboratories, Inc.†	254	2,136
StemCells, Inc.†	2,083	8,769
Stratagene Corp.†	248	2,155
Sunrise Senior Living, Inc.†	551	29,743
Symbion, Inc.†	577	13,761
Threshold Pharmaceuticals, Inc.†	186	1,535
U.S. Physical Therapy, Inc.†	396	7,595

United Surgical Partners International, Inc.†	5,460	284,357
ViroLogic, Inc.†	4,052	10,049
Vistacare, Inc., Class A†	367	6,779
WellCare Health Plans, Inc.†	620	22,016

Medical Products — 3.3%
Abaxis, Inc.†	659	7,170
ABIOMED, Inc.†	633	5,412
Advanced Neuromodulation Systems, Inc.†	25,861	1,026,164
Align Technology, Inc.†	2,048	15,094
American Medical Systems Holdings, Inc.†	2,301	47,516
AngioDynamics, Inc.†	77	1,674
Animas Corp.†	7,909	159,366
Arrow International, Inc.	705	22,489
ArthroCare Corp.†	808	28,231
Aspect Medical Systems, Inc.†	542	16,119
AtheroGenics, Inc.†	1,256	20,071
Bentley Pharmaceuticals, Inc.†	23,808	260,698
Bioenvision, Inc.†	1,347	9,806
BioScrip, Inc.†	1,231	7,386
Biosite, Inc.†	563	30,959
Bone Care International, Inc.†	672	22,156
Bruker BioSciences Corp.†	1,246	4,972
Caliper Life Sciences, Inc.†	913	5,113
Cantel Medical Corp.†	375	6,135
Cell Genesys, Inc.†	1,513	8,095
Cell Therapeutics, Inc.†	2,151	5,829
Cepheid, Inc.†	1,415	10,386
CONMED Corp.†	979	30,124
Curis, Inc.†	1,596	6,224
Cyberonics, Inc.†	709	30,763
Datascope Corp.	390	13,006
Decode Genetics, Inc.†	1,817	17,062
Dexcom, Inc.†	156	1,948
DJ Orthopedics, Inc.†	723	19,832
Encore Medical Corp.†	1,343	7,454
EPIX Pharmaceuticals, Inc.†	775	6,859
Foxhollow Technologies, Inc.†	463	17,719
Genitope Corp.†	794	10,195
GTX, Inc.†	253	2,515
Haemonetics Corp.†	862	35,032
Hayes Lemmerz International, Inc.†	1,262	8,985
HealthTronics Surgical Services, Inc.†	1,127	14,640
Hi-Tech Pharmacal Co., Inc.†	171	5,448
Hologic, Inc.†	726	28,858
Human Genome Sciences, Inc.†	4,352	50,396
ICU Medical, Inc.†	461	14,830
ID Biomedical Corp.†	16,500	269,610
Immucor, Inc.†	1,514	43,830
InterMune, Inc.†	833	10,862
Intralase Corp.†	433	8,495
Invacare Corp.	1,016	45,070
Inverness Medical Innovations, Inc.†	570	15,561
IRIS International, Inc.†	547	9,737
Kensey Nash Corp.†	311	9,405
Keryx Biopharmaceuticals, Inc.†	792	10,454
Kyphon, Inc.†	968	33,677
LabOne, Inc.†	582	23,169
LCA-Vision, Inc.	678	32,856
Lexicon Genetics, Inc.†	2,118	10,463
Lifeline Systems, Inc.†	408	13,105
Luminex Corp.†	850	8,364
Mannkind Corp.†	551	5,538
Medis Technologies, Ltd.†	495	8,217
Mentor Corp.	1,073	44,508
Merit Medical Systems, Inc.†	886	13,653

Molecular Devices Corp.†	564	12,199
Myriad Genetics, Inc.†	1,025	16,041
Nastech Pharmaceutical, Inc.†	599	8,524
Nektar Therapeutics†	2,831	47,674
Neurometrix, Inc.†	190	3,806
NitroMed, Inc.†	548	10,659
NuVasive, Inc.†	509	8,460
OccuLogix, Inc.†	689	5,781
OraSure Technologies, Inc.†	1,489	14,875
Palomar Medical Technologies, Inc.†	562	13,443
PolyMedica Corp.	924	32,950
Possis Medical, Inc.†	581	5,885
PSS World Medical, Inc.†	2,153	26,805
Quality Systems, Inc.†	250	11,845
Rigel Pharmaceuticals, Inc.†	662	13,187
Savient Pharmaceuticals, Inc.†	2,025	8,930
Seattle Genetics, Inc.†	881	4,722
Serologicals Corp.†	1,159	24,629
Somanetics Corp.†	339	7,617
Stereotaxis, Inc.†	472	3,790
STERIS Corp.	2,309	59,503
SurModics, Inc.†	503	21,815
Sybron Dental Specialties, Inc.†	1,336	50,260
Symmetry Medical, Inc.†	278	6,544
Techne Corp.†(3)	3,000	137,730
Telik, Inc.†	1,731	28,146
ThermoGenesis Corp.†	1,528	6,647
Thoratec Corp.†	1,608	24,667
Tiens Biotech Group USA, Inc.†	138	885
Transkaryotic Therapies, Inc.†	964	35,263
TriPath Imaging, Inc.†	1,007	8,620
USANA Health Sciences, Inc.†	343	14,509
Ventana Medical Systems, Inc.†	1,038	41,759
Viasys Healthcare, Inc.†	1,039	23,471
Vital Images, Inc.†	409	7,342
Vital Signs, Inc.	183	7,928
Vnus Medical Technologies†	8,072	97,106
West Pharmaceutical Services, Inc.	1,036	29,060
Wright Medical Group, Inc.†	967	25,819
Young Innovations, Inc.	158	5,898
Zoll Medical Corp.†	319	8,119
		13,279,331

INDUSTRIAL & COMMERCIAL — 18.2%

Aerospace & Military Technology — 2.2%
AAR Corp.†	1,081	16,982
Alliant Techsystems, Inc.†	16,700	1,179,020
Armor Holdings, Inc.†	1,151	45,591
BE Aerospace, Inc.†	1,899	29,681
Curtiss-Wright Corp.	720	38,844
DRS Technologies, Inc.	6,810	349,217
EDO Corp.	527	15,763
Engineered Support Systems, Inc.	1,380	49,445
Esterline Technologies Corp.†	836	33,507
GenCorp, Inc.†	1,814	34,938
HEICO Corp.	717	16,785
HEICO Corp., Class A	10,900	196,418
Herley Industries, Inc.†	431	7,861
Innovative Solutions & Support, Inc.†	296	9,937
Kaman Corp., Class A	738	13,313
Moog, Inc., Class A†	1,128	35,521
MTC Technologies, Inc.†	335	12,338
Orbital Sciences Corp.†	21,951	217,315
Sequa Corp., Class A†	210	13,896
Sturm Ruger & Co., Inc.	707	5,918

Teledyne Technologies, Inc.†	1,109	36,131
Triumph Group, Inc.†	529	18,388
United Industrial Corp.	346	12,366

Business Services — 5.0%
Aaron Rents, Inc.	1,299	32,332
ABM Industries, Inc.	1,315	25,642
Actuant Corp., Class A†	891	42,715
Administaff, Inc.	655	15,563
Albany Molecular Research, Inc.†	791	11,074
Alderwoods Group, Inc.†	1,336	19,198
Alico, Inc.†	127	6,532
AMERCO, Inc.†	342	18,314
American Ecology Corp.	402	7,196
AMIS Holdings, Inc.†	1,464	19,530
Arbitron, Inc.	4,647	199,356
Aviall, Inc.†	1,115	35,223
Banta Corp.	827	37,513
Beacon Roofing Supply, Inc.†	550	14,465
Bearingpoint, Inc.†	6,113	44,808
Bell Microproducts, Inc.†	965	9,071
Black Box Corp.	4,761	168,539
BlueLinx Holdings, Inc.	324	3,428
Bowne & Co., Inc.	1,139	16,470
Brady Corp., Class A	1,373	42,563
Bright Horizons Family Solutions, Inc.†	902	36,729
Brightpoint, Inc.†	604	13,403
Building Material Holding Corp.	464	32,151
Calgon Carbon Corp.	1,126	9,965
Casella Waste Systems, Inc., Class A†	644	7,728
Catalina Marketing Corp.	5,343	135,766
CDI Corp.	417	9,141
Central Parking Corp.	669	9,199
Cenveo, Inc.†	1,635	12,361
Chemed Corp.	843	34,462
CLARCOR, Inc.	1,716	50,193
Clark, Inc.	539	7,724
Clean Harbors, Inc.†	504	10,927
Cogent, Inc.†	750	21,412
Coinstar, Inc.†	846	19,196
Consolidated Graphics, Inc.†	376	15,330
CoStar Group, Inc.†	542	23,631
CRA International, Inc.†	334	17,986
Cross Country Healthcare, Inc.†	18,874	320,858
CSG Systems International, Inc.†	1,678	31,848
CUNO, Inc.†	573	40,935
Darling International, Inc.†	2,129	7,984
DeVry, Inc.†	1,940	38,606
DiamondCluster International, Inc.†	989	11,176
Duratek, Inc.†	465	10,779
Educate, Inc.†	610	8,631
Electro Rent Corp.†	598	8,695
EMCOR Group, Inc.†	5,212	254,867
EnerSys†	1,533	20,895
Ennis, Inc.	847	15,348
Exponent, Inc.†	266	7,602
Federal Signal Corp.	1,612	25,147
First Advantage Corp., Class A†	114	2,657
Forrester Research, Inc.†	432	7,703
FTD Group, Inc.†	444	5,039
FTI Consulting, Inc.†	1,437	30,033
Gartner, Inc., Class A†	1,851	19,658
Geo Group, Inc.†	318	7,966
Gevity HR, Inc.	922	18,468
Granite Construction, Inc.	1,154	32,427
Handleman Co.	727	12,003

Harsco Corp.	5,100	278,205
Heidrick & Struggles International, Inc.†	650	16,952
Hooper Holmes, Inc.	2,174	9,022
Hudson Highland Group, Inc.†	687	10,710
Hughes Supply, Inc.	2,213	62,185
Infrasource Services, Inc.†	430	4,481
Input/Output, Inc.†	2,327	14,614
Insituform Technologies, Inc., Class A†	893	14,315
Intevac, Inc.†	679	7,109
John H. Harland Co.	6,615	251,370
Kelly Services, Inc., Class A	610	17,470
Kforce, Inc.†	1,071	9,061
Korn/Ferry International†	2,538	45,049
Labor Ready, Inc.†	21,427	499,463
Landauer, Inc.	299	15,521
Layne Christensen Co.†	317	6,297
LKQ Corp.†	470	12,760
Marlin Business Services, Inc.†	214	4,301
Maximus, Inc.	638	22,515
McGrath Rentcorp	686	16,258
Mestek, Inc.†	99	2,524
Mine Safety Appliances Co.	961	44,398
Mobile Mini, Inc.†	493	16,999
MPS Group, Inc.†	3,454	32,537
Navarre Corp.†	853	6,820
Navigant Consulting, Inc.†	1,632	28,821
Niku Corp.†	312	6,468
NuCo2, Inc.†	357	9,164
Odyssey Marine Exploration, Inc.†	1,188	5,916
Overstock.com, Inc.†	379	13,492
Owens & Minor, Inc.	1,323	42,799
Patrick Industries, Inc.†	15,700	153,703
Paxar Corp.†	1,169	20,750
Pegasus Solutions, Inc.†	11,890	132,573
PHH Corp.†	1,751	45,036
Pre-Paid Legal Services, Inc.	326	14,556
Providence Service Corp.†	315	7,821
Quanta Services, Inc.†	3,887	34,206
Resources Connection, Inc.†	1,585	36,820
Rollins, Inc.	958	19,198
ScanSource, Inc.†	422	18,121
Senomyx, Inc.†	701	11,573
SFBC International, Inc.†	609	23,526
Sotheby’s Holdings, Inc., Class A†	1,360	18,632
Source Interlink Cos., Inc.†	1,099	13,595
SOURCORP, Inc.†	522	10,346
Spherion Corp.†	2,054	13,556
StarTek, Inc.	373	6,125
Stewart Enterprises, Inc., Class A	3,541	23,158
TeleTech Holdings, Inc.†	1,188	9,682
Tetra Tech, Inc.†	1,743	23,583
TRM Corp.†	360	6,055
United Rentals, Inc.†	2,243	45,331
United Stationers, Inc.†	8,506	417,645
Universal Display Corp.†	783	8,049
UNOVA, Inc.†	1,632	43,460
URS Corp.†	1,360	50,796
ValueVision Media, Inc., Class A†	910	10,929
Vertrue, Inc.†	254	9,896
Volt Information Sciences, Inc.†	268	6,360
Waste Connections, Inc.†	1,560	58,172
Waste Industries USA, Inc.	195	2,757
Waste Services, Inc.†	2,126	8,164
Watsco, Inc.	715	30,459
Watson Wyatt & Co. Holdings	13,189	338,034
WESCO International, Inc.†	1,069	33,545

Electrical Equipment — 4.8%
A.O. Smith Corp.	560	14,958
Acuity Brands, Inc.	1,470	37,764
Advanced Energy Industries, Inc.†	709	5,573
Ametek, Inc.	51,400	2,151,090
Artesyn Technologies, Inc.†	1,249	10,866
Asyst Technologies, Inc.†	1,585	7,069
Axcelis Technologies, Inc.†	3,338	22,899
Baldor Electric Co.	1,105	26,874
C&D Technologies, Inc.	844	7,756
Cabot Microelectronics Corp.†	823	23,859
Crane Co.	14,425	379,377
ElkCorp	672	19,186
Franklin Electric Co., Inc.	740	28,601
General Cable Corp.†	1,317	19,531
KEMET Corp.†	2,882	18,157
LeCroy Corp.†	411	5,651
Littelfuse, Inc.†	747	20,804
Otter Tail Corp.	971	26,537
Power-One, Inc.†	2,485	15,680
Roper Industries, Inc.	32,200	2,298,114
Superior Essex, Inc.†	570	10,095
Vicor Corp.	639	8,690

Machinery — 5.0%
AGCO Corp.†	3,013	57,609
Alamo Group, Inc.	205	3,827
Albany International Corp., Class A	11,849	380,471
Applied Industrial Technologies, Inc.	1,001	32,322
AptarGroup, Inc.	6,000	304,800
Astec Industries, Inc.†	524	12,152
Blount International, Inc.†	993	16,573
Briggs & Stratton Corp.	1,719	59,512
Bucyrus International, Inc., Class A	677	25,713
Cascade Corp.	407	17,603
Cognex Corp.	1,380	36,142
Flowserve Corp.†	1,842	55,739
Formfactor, Inc.†	1,127	29,775
Gardner Denver, Inc.†	836	29,327
Gehl Co.†	225	8,762
Global Power Equipment Group, Inc.†	1,191	9,468
Gorman-Rupp Co.	305	6,530
IDEX Corp.	34,900	1,347,489
JLG Industries, Inc.	1,698	46,661
Kadant, Inc.†	463	10,154
Kennametal, Inc.	7,065	323,930
Kulicke & Soffa Industries, Inc.†	1,725	13,645
Lawson Products, Inc.	153	5,939
Lincoln Electric Holdings, Inc.	1,222	40,509
Lindsay Manufacturing Co.	5,486	129,360
Lone Star Technologies, Inc.†	994	45,227
Manitowoc Co., Inc.	1,002	41,102
Matthews International Corp., Class A	4,664	181,709
Middleby Corp.†	169	8,933
NACCO Industries, Inc., Class A	173	18,549
Nordson Corp.	17,027	583,686
Pentair, Inc.	10,600	453,786
Photon Dynamics, Inc.†	564	11,624
Presstek, Inc.†	974	11,026
Regal-Beloit Corp.	816	23,795
Robbins & Myers, Inc.	387	8,324
Sauer-Danfoss, Inc.	19,135	340,029
Snap-On, Inc.	5,500	188,650
Standex International Corp.	412	11,705
Stewart & Stevenson Services, Inc.	964	21,844

Tecumseh Products Co., Class A	551	15,119
Tennant Co.	263	9,313
Thomas Industries, Inc.†	4,000	159,840
TurboChef Technologies, Inc.†	426	7,634
Valence Technology, Inc.†	1,392	3,898
Westinghouse Air Brake Technologies Corp.	12,861	276,254

Multi-Industry — 0.2%
Andersons, Inc.	221	7,914
Eagle Materials, Inc.	611	56,573
Enpro Industries, Inc.†	697	20,122
ESCO Technologies, Inc.†	423	42,639
Freightcar America, Inc.†	279	5,533
Griffon Corp.†	971	21,556
Perini Corp.†#	643	10,558
Plexus Corp.†	1,445	20,562
Raven Industries, Inc.	521	12,202
Tredegar Corp.	955	14,898
Trinity Industries, Inc.	1,369	43,849

Transportation — 1.0%
ABX Air, Inc.†	1,941	15,819
Arkansas Best Corp.	9,445	300,445
Covenant Transport, Inc., Class A†	281	3,709
Dynamex, Inc.†	386	6,577
Florida East Coast Industries, Inc., Class A	1,079	46,721
Forward Air Corp.	1,077	30,447
Frozen Food Express Industries†	499	5,649
GATX Corp.	1,466	50,577
Genesee & Wyoming, Inc., Class A†	775	21,088
Greenbrier Cos., Inc.	207	5,610
Gulfmark Offshore, Inc.†	494	13,491
Heartland Express, Inc.	1,514	29,417
Hub Group, Inc., Class A†	649	16,257
Interpool, Inc.	272	5,815
Kansas City Southern†	2,729	55,071
Kirby Corp.†	6,026	271,773
Knight Transportation, Inc.	1,270	30,899
Maritrans, Inc.	283	7,655
Marten Transport, Ltd.†	330	6,927
Offshore Logistics, Inc.†	777	25,517
Old Dominion Freight Lines, Inc.†	626	16,796
Overnite Corp.	889	38,209
Pacer International, Inc.†	1,244	27,107
PAM Transportation Services, Inc.†	207	3,480
Pinnacle Airlines Corp.†	648	5,566
RailAmerica, Inc.†	1,258	14,970
Republic Airways Holdings, Inc.†	406	5,867
SCS Transportation, Inc.†	505	8,989
Seabulk International, Inc.†	201	4,271
Sirva, Inc.†	782	6,655
U.S. Xpress Enterprises, Inc., Class A†	335	3,990
Universal Truckload Services, Inc.†	186	3,141
USA Truck, Inc.†	171	4,232
Werner Enterprises, Inc.	1,704	33,467
		19,766,944

INFORMATION & ENTERTAINMENT — 5.9%

Broadcasting & Media — 1.4%
4Kids Entertainment, Inc.†	444	8,827
Acxiom Corp.	2,929	61,158
ADVO, Inc.	1,042	33,188
aQuantive, Inc.†	1,887	33,438
Audiovox Corp., Class A†	569	8,820
Beasley Broadcast Group, Inc., Class A†	248	3,594

Charter Communications, Inc., Class A†	9,160	10,809
Citadel Broadcasting Corp.†	1,461	16,728
Courier Corp.	328	12,598
Cox Radio, Inc., Class A†	1,279	20,144
Crown Media Holdings, Inc., Class A†	488	4,602
Cumulus Media, Inc., Class A†	1,900	22,382
Emmis Communications Corp., Class A†	1,654	29,226
Entercom Communications Corp.†	1,201	39,981
Entravision Communications Corp., Class A†	2,550	19,864
Fisher Communications, Inc.†	220	10,404
Gemstar-TV Guide International, Inc.†	8,204	29,452
Glenayre Technologies, Inc.†	2,230	8,407
Gray Television, Inc.	1,441	17,378
Insight Communications Co., Inc., Class A†	1,672	18,476
Journal Communications, Inc., Class A	931	15,641
Liberty Corp.	514	18,920
Lin TV Corp., Class A†	904	12,557
LodgeNet Entertainment Corp.†	539	8,942
Macrovision Corp.†	1,681	37,890
Media General, Inc., Class A	716	46,368
Mediacom Communications Corp., Class A†	2,055	14,118
Outdoor Channel Holdings, Inc.†	192	2,642
Playboy Enterprises, Inc., Class B†	682	8,825
Polycom, Inc.†	3,265	48,681
Primedia, Inc.†	4,911	19,890
Radio One, Inc., Class D†	2,787	35,590
Reader’s Digest Assoc., Inc.	3,318	54,747
Regent Communications, Inc.†	1,273	7,473
Saga Communications, Inc., Class A†	571	7,994
Salem Communications Corp., Class A†	396	7,857
Scholastic Corp.†	1,097	42,289
Sinclair Broadcast Group, Inc., Class A	1,465	13,302
Spanish Broadcasting System, Inc., Class A†	1,284	12,827
Thomas Nelson, Inc.	382	8,312
Valassis Communications, Inc.†	16,965	628,553
Value Line, Inc.	45	1,766
Ventiv Health, Inc.†	891	17,178
World Wrestling Entertainment, Inc.	679	7,754
WPT Enterprises, Inc.†	192	3,742

Entertainment Products — 0.3%
Applied Films Corp.†	497	12,723
Atari, Inc.†	1,616	4,493
Callaway Golf Co.	2,542	39,223
Digital Theater Systems, Inc.†	577	10,288
Hollinger International, Inc., Class A	1,967	19,690
JAKKS Pacific, Inc.†	840	16,136
Journal Register Co.†	1,390	24,339
Lakes Entertainment, Inc.†	512	7,885
Leapfrog Enterprises, Inc.†	8,380	94,694
Life Time Fitness, Inc.†	780	25,592
Majesco Entertainment Co.†	539	3,525
Midway Games, Inc.†	593	6,499
Multimedia Games, Inc.†	914	10,063
Steinway Musical Instruments, Inc.†#	235	6,900
Sunterra Corp.†	648	10,504
Universal Electronics, Inc.†	451	7,482

Leisure & Tourism — 4.2%
AFC Enterprises, Inc.†	662	8,725
AirTran Holdings, Inc.†	2,892	26,693
Alaska Air Group, Inc.†	906	26,954
Alliance Gaming Corp.†	1,702	23,862
Ambassadors Group, Inc.	281	10,450
America West Holdings Corp., Class B†	1,186	7,116
Ameristar Casinos, Inc.	815	21,263

Applebee’s International, Inc.	38,700	1,025,163
Arctic Cat, Inc.	453	9,300
Arden Group, Inc., Class A	44	3,488
Argosy Gaming Co.†	986	45,957
Aztar Corp.†	1,160	39,730
Benihana, Inc., Class A†	12,300	175,890
Bluegreen Corp.†	690	12,013
Bob Evans Farms, Inc.	1,178	27,471
Boyd Gaming Corp.	2,400	122,712
Buffalo Wild Wings, Inc.†	230	7,176
California Pizza Kitchen, Inc.†	643	17,535
Carmike Cinemas, Inc.	410	12,579
CEC Entertainment, Inc.†	1,170	49,245
Churchill Downs, Inc.	259	11,005
CKE Restaurants, Inc.	1,966	27,367
Continental Airlines, Inc., Class B†	2,222	29,508
Dave & Buster’s, Inc.†	467	8,611
Delta Air Lines, Inc.†	4,192	15,762
Denny’s Corp.†	3,021	15,105
Domino’s Pizza, Inc.	1,059	23,573
Dover Downs Gaming & Entertainment, Inc.	319	4,230
Dover Motorsports, Inc.	568	3,408
Escalade, Inc.	262	3,623
ExpressJet Holdings, Inc.†	1,457	12,399
Frontier Airlines, Inc.†	1,188	12,272
Gaylord Entertainment Co.†	1,337	62,157
Great Wolf Resorts, Inc.†	849	17,354
IHOP Corp.	668	28,985
Isle of Capri Casinos, Inc.†	471	12,340
Jack in the Box, Inc.†	1,216	46,111
K2, Inc.†	7,484	94,897
Krispy Kreme Doughnuts, Inc.†	1,841	12,813
La Quinta Corp.†	6,047	56,419
Landry’s Restaurants, Inc.	547	16,459
Lodgian, Inc.†	818	8,401
Lone Star Steakhouse & Saloon, Inc.	595	18,094
Luby’s, Inc.†	754	9,010
Magna Entertainment Corp., Class A†	2,546	14,359
Mair Holdings, Inc.†	405	3,580
Marcus Corp.	676	14,345
Marine Products Corp.	434	6,315
Marinemax, Inc.†	448	14,000
McCormick & Schmick’s Seafood Restaurants, Inc.†	253	3,995
Mesa Air Group, Inc.†	1,002	6,723
Mikohn Gaming Corp.†	765	11,265
Monaco Coach Corp.	868	14,921
Monarch Casino & Resort, Inc.†	308	6,788
MTR Gaming Group, Inc.†	782	9,102
Navigant International, Inc.†	516	7,580
Northwest Airlines Corp.†	2,903	13,238
O’ Charleys, Inc.†	14,938	263,805
P.F. Chang’s China Bistro, Inc.†	871	51,372
Papa John’s International, Inc.†	362	14,469
Pinnacle Entertainment, Inc.†	1,350	26,406
Rare Hospitality International, Inc.†	1,143	34,827
Red Robin Gourmet Burgers, Inc.†	472	29,255
Riviera Holdings Corp.†#	283	6,410
Royal Caribbean Cruises, Ltd.	10,400	502,944
Ruby Tuesday, Inc.	2,147	55,607
Scientific Games Corp., Class A†	5,900	158,887
Shuffle Master, Inc.†	1,184	33,188
Six Flags, Inc.†	3,102	14,424
SkyWest, Inc.	18,421	334,894
Speedway Motorsports, Inc.	513	18,755
Steak N Shake Co.†	926	17,242
Steiner Leisure, Ltd.†	11,200	415,184

Texas Roadhouse, Inc., Class A†	5,001	173,785
Thor Industries, Inc.	1,152	36,207
Triarc Cos., Inc., Class B	1,273	18,917
Vail Resorts, Inc.†	1,025	28,803
WMS Industries, Inc.†	710	23,963
World Air Holdings, Inc.†	783	9,177
		6,411,327

INFORMATION TECHNOLOGY — 16.0%

Communication Equipment — 0.1%
Dycom Industries, Inc.†	1,626	32,211
InPhonic, Inc.†	516	7,936
Packeteer, Inc.†	1,127	15,891
Tessera Technologies, Inc.†	1,463	48,879
Trident Microsystems, Inc.†	843	19,127

Computer Services — 2.0%
Agilysys, Inc.	958	15,041
Anteon International Corp.†	922	42,062
Aspen Technology, Inc.†	1,429	7,431
Bottomline Technologies, Inc.†	429	6,422
Catapult Communications Corp.†	327	5,579
CCC Information Services Group, Inc.†	279	6,682
CIBER, Inc.†	1,772	14,141
COMSYS IT Partners, Inc.†	420	7,165
Concur Technologies, Inc.†	964	10,151
Covansys Corp.†	1,027	13,197
Cyberguard Corp.†	705	4,191
Digital Insight Corp.†	1,162	27,795
Digital River, Inc.†	1,140	36,195
Digitas, Inc.†	2,972	33,910
DoubleClick, Inc.†	4,202	35,255
eFunds Corp.†	1,509	27,147
FactSet Research Systems, Inc.	1,144	41,001
FileNET Corp.†	1,364	34,291
Greenfield Online, Inc.†	549	6,670
iGate Corp.†	704	2,520
Infocrossing, Inc.†	675	8,417
infoUSA, Inc.†	1,089	12,741
InterVideo, Inc.†	339	4,875
Kanbay International, Inc.†	824	19,043
Keane, Inc.†	31,294	428,728
LECG Corp.†	491	10,439
Manhattan Associates, Inc.†	977	18,768
Mantech International Corp., Class A†	520	16,141
Marchex, Inc., Class B†	660	9,926
Maxtor Corp.†	8,436	43,867
Mentor Graphics Corp.†	2,603	26,681
Ness Technologies, Inc.†	632	6,712
Per-Se Technologies, Inc.†	719	15,113
Perot Systems Corp., Class A†	15,928	226,496
Phase Forward, Inc.†	736	5,005
QAD, Inc.	405	3,118
RightNow Technologies, Inc.†	362	4,351
SI International, Inc.†	324	9,707
Stamps.Com, Inc.†	540	10,125
Sykes Enterprises, Inc.†	858	8,134
Symantec Corp.†	41,000	891,340
Syntel, Inc.	261	4,184
Tyler Technologies, Inc.†	1,176	8,891
Vasco Data Security International, Inc.†	798	7,741
WebSideStory, Inc.†	299	4,383

Computer Software — 2.6%
Advent Software, Inc.†	719	14,567

Altiris, Inc.†	733	10,760
American Reprographics Co.†	445	7,160
Ansys, Inc.†	1,054	37,428
Blackbaud, Inc.	343	4,630
Borland Software Corp.†	2,651	18,186
Computer Programs & Systems, Inc.	254	9,467
Emageon, Inc.†	478	6,697
Epicor Software Corp.†	1,766	23,311
EPIQ Systems, Inc.†	13,042	213,367
FalconStor Software, Inc.†	805	5,257
Hyperion Solutions Corp.†	6,900	277,656
Informatica Corp.†	2,893	24,272
Inter-Tel, Inc.	714	13,288
JDA Software Group, Inc.†	969	11,027
Lawson Software, Inc.†	115,168	593,115
MapInfo Corp.†	688	7,231
McAfee, Inc.†	7,300	191,114
McData Corp., Class A†	3,970	15,880
Micromuse, Inc.†	2,688	15,214
MicroStrategy, Inc., Class A†	543	28,801
Motive, Inc.†	734	7,289
MRO Software, Inc.†	666	9,730
NetIQ Corp.†	12,505	141,932
Open Solutions, Inc.†	650	13,201
Parametric Technology Corp.†	94,650	603,867
PDF Solutions, Inc.†	614	8,056
Pegasystems, Inc.†	441	2,602
Pinnacle Systems, Inc.†	2,364	13,002
Progress Software Corp.†	1,240	37,386
Quest Software, Inc.†	2,135	29,100
ScanSoft, Inc.†	2,782	10,516
Schawk, Inc.	415	10,375
SeaChange International, Inc.†	846	5,939
Secure Computing Corp.†	1,197	13,023
Serena Software, Inc.†	931	17,968
SonicWall, Inc.†	1,781	9,600
SPSS, Inc.†	593	11,391
SS&C Technologies, Inc.	536	16,980
SYNNEX Corp.†	288	5,043
Take-Two Interactive Software, Inc.†	5,400	137,430
THQ, Inc.†	1,307	38,256
Tradestation Group, Inc.†	665	5,706
Transaction Systems Architects, Inc., Class A†	1,256	30,935
Ulticom, Inc.†	430	4,562
Ultimate Software Group, Inc.†	757	12,415
Verifone Holdings, Inc.†	828	13,455
Verint Systems, Inc.†	436	14,022
Viisage Technology, Inc.†	1,081	4,843
Wind River Systems, Inc.†	2,363	37,052
Witness Systems, Inc.†	899	16,389

Computers & Business Equipment — 1.3%
3D Systems Corp.†	405	9,744
Advanced Digital Information Corp.†	2,126	16,158
Ansoft Corp.†	215	5,194
August Technology Corp.†	599	6,978
Brocade Communications Systems, Inc.†	8,946	34,710
CompX International, Inc.	66	1,106
Dot Hill Systems Corp.†	1,459	7,645
Echelon Corp.†	984	6,770
Electronics for Imaging, Inc.†	1,803	37,935
FARO Technologies Inc.†	377	10,277
GameStop Corp., Class B†	1,511	45,179
Gateway, Inc.†	8,596	28,367
General Binding Corp.†	207	4,537
Global Imaging Systems, Inc.†	782	24,915

Hutchinson Technology, Inc.†	842	32,425
Identix, Inc.†	2,963	14,904
IKON Office Solutions, Inc.	27,847	264,825
Imagistics International, Inc.†	544	15,232
Integral Systems, Inc.	346	7,830
Interface, Inc., Class A†	1,521	12,244
Intergraph Corp.†	940	32,392
Jack Henry & Associates, Inc.	2,417	44,255
Komag, Inc.†	965	27,377
Kronos, Inc.†	1,068	43,137
Lexar Media, Inc.†	2,656	13,041
Magma Design Automation, Inc.†	1,170	9,781
Mercury Computer Systems, Inc.†	7,598	207,957
MICROS Systems, Inc.†	1,267	56,698
MTS Systems Corp.	659	22,129
Netscout Systems, Inc.†	791	5,213
Palmone, Inc.	1,392	41,440
PAR Technology Corp.†	134	4,288
Pomeroy IT Solutions, Inc.†	12,800	129,664
Quantum Corp.†	6,110	18,147
Radiant Systems, Inc.†	764	8,710
RadiSys Corp.†	665	10,740
Rimage Corp.†	4,916	104,367
Sigmatel, Inc.†	1,189	20,403
Silicon Storage Technology, Inc.†	2,926	11,792
Standard Register Co.	571	9,028
Stratasys, Inc.†	348	11,373
Synaptics, Inc.†	778	16,618
Systemax, Inc.†	321	2,157
Talx Corp.	634	18,329
Tivo, Inc.†	1,899	12,685
Virage Logic Corp.†	454	4,676

Electronics — 5.2%
Actel Corp.†	839	11,662
ADE Corp.†	336	9,425
Aeroflex, Inc.†	2,486	20,882
American Science & Engineering, Inc.†	272	12,066
American Superconductor Corp.†	1,064	9,736
Amkor Technology, Inc.†	3,338	15,021
Analogic Corp.	457	22,996
Applied Digital Solutions, Inc.†	2,079	6,840
Applied Micro Circuits Corp.†	10,264	26,276
ARGON ST, Inc.†	292	10,366
Ariba, Inc.†	2,203	12,777
Atmel Corp.†	14,006	33,194
ATMI, Inc.†	1,238	35,914
Badger Meter, Inc.	187	7,723
BEI Technologies, Inc.	389	10,379
Bel Fuse, Inc., Class B	3,282	100,298
Belden CDT, Inc.	1,570	33,284
Benchmark Electronics, Inc.†	1,389	42,253
Brooks Automation, Inc.†	1,508	22,394
Checkpoint Systems, Inc.†	1,261	22,320
Cirrus Logic, Inc.†	2,835	15,054
Coherent, Inc.†	1,026	36,946
Cohu, Inc.	721	14,456
Conexant Systems, Inc.†	15,700	25,277
Credence Systems Corp.†	2,738	24,779
CTS Corp.	1,225	15,055
Cubic Corp.	518	9,189
Cymer, Inc.†	1,209	31,857
Cypress Semiconductor Corp.†	87,290	1,098,981
Daktronics, Inc.	500	10,005
Diodes, Inc.†	324	10,109
Dionex Corp.†	676	29,480

DSP Group, Inc.†	944	22,533
Electro Scientific Industries, Inc.†	951	17,004
EMCORE Corp.†	1,234	5,096
Emulex Corp.†	2,769	50,562
Encore Wire Corp.†	533	6,177
Energy Conversion Devices, Inc.†	770	17,233
Entegris, Inc.†	2,004	19,840
Exar Corp.†	13,392	199,407
Excel Technology, Inc.†	402	9,769
Fairchild Semiconductor International, Inc., Class A†	3,988	58,823
Fargo Electronics, Inc.†	421	8,416
FEI Co.†	796	18,157
Genesis Microchip, Inc.†	1,115	20,583
GrafTech International, Ltd.†	3,252	13,984
Helix Technology Corp.	870	11,554
II-VI, Inc.†	768	14,124
Imation Corp.	1,121	43,484
Integrated Circuit Systems, Inc.†	2,331	48,112
Integrated Device Technology, Inc.†	3,503	37,657
Integrated Silicon Solutions, Inc.†	1,227	9,092
Intermagnetics General Corp.†	935	28,761
International DisplayWorks, Inc.†	1,049	8,392
InterVoice, Inc.†	1,262	10,891
Ionatron, Inc.†	804	6,906
Itron, Inc.†	775	34,627
IXYS Corp.†	823	11,670
Keithley Instruments, Inc.	426	6,565
Kopin Corp.†	2,345	11,960
LaBarge, Inc.†	336	6,098
Lam Research Corp.†	40,300	1,166,282
Lattice Semiconductor Corp.†	3,785	16,805
LoJack Corp.†	564	9,904
LTX Corp.†	2,044	10,138
Mattson Technology, Inc.†	1,418	10,153
Measurement Specialties, Inc.†	394	9,145
Methode Electronics, Class A	1,212	14,386
Micrel, Inc.†	2,070	23,846
Microsemi Corp.†	2,054	38,615
Microtune, Inc.†	1,732	8,686
MIPS Technologies, Inc.†	1,414	10,181
MKS Instruments, Inc.†	1,087	18,359
Mobility Electronics, Inc.†	894	8,180
Monolithic Power Systems, Inc.†	573	5,088
Multi-Fineline Electronix, Inc.†	268	4,931
Mykrolis Corp.†	1,399	19,880
Netlogic Microsystems, Inc.†	349	6,188
Omnivision Technologies, Inc.†	1,895	25,753
ON Semiconductor Corp.†	4,770	21,942
OSI Systems, Inc.†	501	7,911
Park Electrochemical Corp.	666	16,783
Pericom Semiconductor Corp.†	879	7,155
Phoenix Technologies, Ltd.†	828	6,442
Photronics, Inc.†	1,094	25,534
Pixelworks, Inc.†	1,549	13,290
PLX Technology, Inc.†	776	7,884
PMC-Sierra, Inc.†	33,209	309,840
PortalPlayer, Inc.†	508	10,577
Powell Industries, Inc.†	225	4,246
Power Integrations, Inc.†	979	21,117
Rambus, Inc.†	3,315	44,355
Rofin-Sinar Technologies, Inc.†	503	16,498
Rogers Corp.†	548	22,221
Rudolph Technologies, Inc.†	430	6,162
Semitool, Inc.†	554	5,285
Semtech Corp.†	2,457	40,909
Silicon Image, Inc.†	2,634	27,025

Silicon Laboratories, Inc.†	1,424	37,323
SIRF Technology Holdings, Inc.†	1,170	20,686
Skyworks Solutions, Inc.†(3)	5,248	38,678
Sonic Solutions†	809	15,047
SpatiaLight, Inc.†	967	5,483
Standard Microsystems Corp.†	695	16,249
Supertex, Inc.†	333	5,881
Sypris Solutions, Inc.	297	3,674
Taser International, Inc.†	2,036	20,441
Tech Data Corp.†	4,300	157,423
Technitrol, Inc.†	1,348	19,047
Tektronix, Inc.	7,400	172,198
TranSwitch Corp.†	3,452	7,077
TriQuint Semiconductor, Inc.†	4,625	15,401
TTM Technologies, Inc.†	1,375	10,464
Ultratech Stepper, Inc.†	797	14,585
Varian Semiconductor Equipment Associates, Inc.†	1,227	45,399
Varian, Inc.†	1,138	43,005
Veeco Instruments, Inc.†	877	14,278
Vitesse Semiconductor Corp.†	43,471	90,854
Volterra Semiconductor Corp.†	508	7,564
Watts Water Technologies, Inc., Class A	833	27,897
Wilson Greatbatch Technologies, Inc.†	719	17,184
Woodhead Industries, Inc.	15,700	197,977
Woodward Governor Co.	328	27,562
X-Rite, Inc.	705	8,115
Zoran Corp.†	1,450	19,270

Internet Content — 0.5%
Alloy, Inc.†	1,132	5,818
AsiaInfo Holdings, Inc.†	1,238	6,821
Audible, Inc.†	803	13,948
Avocent Corp.†	1,655	43,262
Blue Coat Systems, Inc.†	350	10,458
Click Commerce, Inc.†	275	6,317
CMGI, Inc.†	16,070	30,372
CNET Networks, Inc.†	4,312	50,623
Cogent Communications Group, Inc.†	237	1,574
EarthLink, Inc.†	4,260	36,892
GSI Commerce, Inc.†	1,030	17,252
Harris Interactive, Inc.†	1,705	8,303
Infospace, Inc.†	1,106	36,421
Intermix Media, Inc.†	894	7,483
Internet Capital Group, Inc.†	1,279	9,375
Interwoven, Inc.†	1,376	10,361
iPass, Inc.†	1,795	10,878
iVillage, Inc.†	1,577	9,430
Jupitermedia Corp.†	675	11,563
NetBank, Inc.	1,540	14,353
Netratings, Inc.†	474	6,446
NIC, Inc.†	1,116	5,156
Nutri/Systems, Inc.†	738	10,893
Online Resources Corp.†	704	7,962
Opsware, Inc.†	2,483	12,713
ProQuest Co.†	845	27,708
S1 Corp.†	2,338	11,012
Sapient Corp.†	2,686	21,300
Sohu.com, Inc.†	828	18,150
Stellent, Inc.†	797	5,978
SupportSoft, Inc.†	1,432	7,432
Terremark Worldwide, Inc.†	998	6,986
Travelzoo, Inc.†	116	3,808
Trizetto Group, Inc.†	1,412	19,782
United Online, Inc.	2,041	22,165
ValueClick, Inc.†	2,760	34,031
Verity, Inc.†	1,252	10,980
Vignette Corp.†	969	10,901

Internet Software — 0.3%
Agile Software Corp.†	1,775	11,182
Blackboard, Inc.†	606	14,496
CyberSource Corp.†	892	6,521
E.piphany, Inc.†	2,584	8,992
eCollege.com, Inc.†	589	7,009
Entrust, Inc.†	2,065	9,891
Equinix, Inc.†	514	22,277
eResearch Technology, Inc.†	1,682	22,522
Internet Security Systems, Inc.†	1,304	26,458
Keynote Systems, Inc.†	594	6,932
Lionbridge Technologies, Inc.†	1,419	9,621
Matrixone, Inc.†	1,718	8,590
Openwave Systems, Inc.†	2,295	37,638
RealNetworks, Inc.†	3,837	19,070
Redback Networks, Inc.†	1,396	8,906
RSA Security, Inc.†	2,373	27,242
Seebeyond Technology Corp.†	1,829	7,645
SSA Global Technologies, Inc.†	304	3,648
TIBCO Software, Inc.†	7,189	47,016
webMethods, Inc.†	1,776	9,946
Websense, Inc.†	796	38,248

Telecommunications — 4.0%
3Com Corp.†	12,782	46,526
Adaptec, Inc.†	3,717	14,422
ADTRAN, Inc.	15,191	376,585
Advanced Radio Telecom Corp.†*(1)(2)	200	0
Alaska Communications Systems Group, Inc.	432	4,281
Alvarion, Ltd.†	77,300	898,226
Anaren, Inc.†	623	8,192
Anixter International, Inc.†	1,063	39,512
Applied Signal Technology, Inc.	378	7,197
Arbinet-thexchange, Inc.†	221	1,481
Arris Group, Inc.†	2,929	25,512
Aspect Communications Corp.†	1,443	16,205
Atheros Communications, Inc.†	1,142	9,205
Broadwing Corp.†	2,171	10,030
C-COR, Inc.†	1,590	10,892
Centennial Communications Corp.†	734	10,188
CIENA Corp.†	19,065	39,846
Cincinnati Bell, Inc.†	8,188	35,208
Commonwealth Telephone Enterprises, Inc.	706	29,588
CommScope, Inc.†	1,817	31,634
Comtech Telecommunications Corp.†	721	23,526
CT Communications, Inc.	633	8,261
Ditech Communications Corp.†	1,065	6,912
Dobson Communications Corp., Class A†	3,737	15,920
EndWave Corp.†	228	10,853
Essex Corp.†	570	13,042
Extreme Networks, Inc.†	4,060	16,646
Fairpoint Communications, Inc.	904	14,600
Finisar Corp.†	6,296	6,611
Foundry Networks, Inc.†	4,077	35,185
General Communication, Inc., Class A†	1,847	18,230
GlobeTel Communications Corp.†	2,126	5,932
Golden Telecom, Inc.	719	22,059
Harmonic, Inc.†	2,435	11,761
Hungarian Telephone & Cable Corp.†	129	2,219
Hypercom Corp.†	1,752	11,335
IDT Corp., Class B†	1,939	25,517
InterDigital Communications Corp.†	1,781	31,167
Intrado, Inc.†	588	8,796
Iowa Telecommunication Services, Inc.	750	14,063

Ixia†	1,095	21,287
j2 Global Communications, Inc.†	790	27,208
JAMDAT Mobile, Inc.†	496	13,729
Laedis Technology, Inc.†	603	4,854
Level 3 Communications, Inc.†	23,132	46,958
Mastec, Inc.†	903	7,946
MRV Communications, Inc.†	3,474	7,539
Netgear, Inc.†	1,060	19,716
Newport Corp.†	1,330	18,434
North Pittsburgh Systems, Inc.	500	9,780
Novatel Wireless, Inc.†	967	12,058
Oplink Communications, Inc.†	3,424	5,855
Optical Communication Products, Inc.†	500	950
Plantronics, Inc.	1,635	59,449
Powerwave Technologies, Inc.†	3,319	33,920
Preformed Line Products Co.	82	3,346
Premiere Global Services, Inc.†	2,398	27,073
Price Communications Corp.†	1,526	26,400
RCN Corp.†	761	17,571
RF Micro Devices, Inc.†	6,248	33,927
SafeNet, Inc.†	31,119	1,059,913
SBA Communications Corp., Class A†	2,454	33,129
Shenandoah Telecommunications Co.	228	9,063
Sonus Networks, Inc.†	8,268	39,521
Spectralink Corp.	638	6,712
SureWest Communications	486	12,466
Sycamore Networks, Inc.†	5,880	20,286
Symmetricom, Inc.†	1,536	15,928
Syniverse Holdings, Inc.†	586	8,204
Talk America Holdings, Inc.†	907	9,079
Tekelec†	34,883	586,034
Telkonet, Inc.†	1,183	5,832
Terayon Corp.†	2,561	7,913
Time Warner Telecom, Inc., Class A†	1,671	9,892
Ubiquitel, Inc.†	2,531	20,653
US Unwired, Inc.†	4,325	25,171
USA Mobility, Inc.†	895	26,277
UTStarcom, Inc.†	3,336	24,987
Valor Communications Group, Inc.	978	13,496
ViaSat, Inc.†	719	14,617
WebEx Communications, Inc.†	1,102	29,104
Westell Technologies, Inc., Class A†	1,799	10,758
Wireless Facilities, Inc.†	1,872	11,850
Zhone Technologies, Inc.†	1,947	6,522
		17,476,139

MATERIALS — 4.0%

Chemicals — 1.0%
A. Schulman, Inc.	10,222	182,872
A.M. Castle & Co.†	350	5,411
American Vanguard Corp.	354	7,402
Ameron International Corp.	282	10,547
Arch Chemicals, Inc.	787	19,644
Balchem Corp.	256	7,693
Cambrex Corp.	879	16,745
Ceradyne, Inc.†	816	19,641
Ferro Corp.	1,396	27,725
Georgia Gulf Corp.	1,136	35,273
Great Lakes Chemical Corp.†	1,735	54,600
H.B. Fuller Co.	959	32,664
Hercules, Inc.†	3,763	53,246
Kronos Worldwide, Inc.	117	3,532
Lyondell Chemical Co.	6,500	171,730
MacDermid, Inc.	1,010	31,472
NewMarket Corp.†	567	8,386

NL Industries, Inc.	262	4,032
Octel Corp.	415	7,470
Olin Corp.	13,671	249,359
OM Group, Inc.†	949	23,431
Pioneer Companies, Inc.†	376	8,268
PolyOne Corp.†	3,060	20,257
Spartech Corp.	1,073	19,099
Stepan Co.	176	3,890
Symyx Technologies, Inc.†	1,086	30,386
Terra Industries, Inc.†	3,096	21,084
UAP Holding Corp.	1,114	18,492
W.R. Grace & Co.†	2,229	17,364
Wellman, Inc.	1,081	11,015
Westlake Chemical Corp.	448	10,976

Forest Products — 0.8%
Bowater, Inc.	1,863	60,305
Buckeye Technologies, Inc.†	1,025	8,169
Caraustar Industries, Inc.†	958	10,059
Chesapeake Corp.	656	13,737
Comstock Homebuilding Cos., Inc.†	139	3,367
Delta & Pine Land Co.	1,264	31,676
Deltic Timber Corp.	335	12,740
Glatfelter	1,465	18,166
Interline Brands, Inc.†	416	8,237
Longview Fibre Co.	1,702	34,976
Mercer International, Inc.†	955	6,962
Neenah Paper, Inc.	492	15,237
Pope & Talbot, Inc.	20,000	222,000
Potlatch Corp.	965	50,498
Rock-Tenn Co., Class A	982	12,422
Schweitzer-Mauduit International, Inc.	506	15,752
Silgan Holdings, Inc.	371	20,865
Smurfit-Stone Container Corp.†	30,800	313,236
Universal Forest Products, Inc.	531	22,010
Wausau-Mosinee Paper Corp.	1,416	16,964
Xerium Technologies, Inc.†	447	5,297

Metals & Minerals — 2.2%
Accuride Corp.	366	3,891
AK Steel Holding Corp.†	3,657	23,441
Aleris International, Inc.†	1,025	23,114
Alpha Natural Resources, Inc.†	982	23,450
AMCOL International Corp.	720	13,529
Apogee Enterprises, Inc.	926	14,233
Barnes Group, Inc.	581	19,231
Brush Engineered Materials, Inc.†	641	9,141
Carpenter Technology Corp.	819	42,424
Century Aluminum Co.†	756	15,422
Charles & Colvard, Ltd.	407	9,992
CIRCOR International, Inc.	521	12,853
Cleveland-Cliffs, Inc.	729	42,107
Coeur d’Alene Mines Corp.†	7,997	29,029
Comfort Systems USA, Inc.†	1,314	8,646
Commercial Metals Co.	2,014	47,974
Compass Minerals International, Inc.	670	15,678
Drew Industries, Inc.†	253	11,486
Dynamic Materials Corp.	90	3,482
Earle M. Jorgensen Co.†	605	4,870
Gibraltar Industries, Inc.	14,803	274,448
Greif, Inc., Class A	514	31,405
Hecla Mining Co.†	3,945	17,989
Hexcel Corp.†	1,561	26,412
Huttig Building Products, Inc.†	468	5,106
Kaydon Corp.	12,038	335,258
Lennox International, Inc.	1,656	35,058
LSI Industries, Inc.	659	9,186

MascoTech, Inc.†*(1)(2)	201	0
Maverick Tube Corp.†	1,429	42,584
Metal Management, Inc.	724	14,009
Metals USA, Inc.†	676	12,858
Minerals Technologies, Inc.	683	42,073
Mueller Industries, Inc.	8,619	233,575
Myers Industries, Inc.	876	10,950
NN, Inc.	563	7,139
NS Group, Inc.†	740	24,057
Oregon Steel Mills, Inc.†	1,180	20,308
Quanex Corp.	836	44,316
Reliance Steel & Aluminum Co.	956	35,439
Roanoke Electric Steel Corp.	370	6,112
Royal Gold, Inc.	575	11,569
RTI International Metals, Inc.†	739	23,212
Ryerson Tull, Inc.	836	11,930
Schnitzer Steel Industries, Inc., Class A	729	17,277
Shaw Group, Inc.†	2,585	55,603
Simpson Manufacturing Co., Inc.	1,209	36,935
Steel Dynamics, Inc.	1,346	35,333
Steel Technologies, Inc.	372	6,287
Stillwater Mining Co.†	1,358	10,076
Sun Hydraulics Corp.	149	5,422
Texas Industries, Inc.	756	42,510
Timken Co.	12,600	291,060
Titanium Metals Corp.†	188	10,677
Trex Co., Inc.†	384	9,869
USEC, Inc.	2,869	42,002
Valmont Industries, Inc.	573	14,783
Wheeling-Pittsburgh Corp.†	292	4,491
Worthington Industries, Inc.	2,307	36,451
York International Corp.	1,399	53,162
Zoltek Cos., Inc.†	357	4,009
		4,361,314

REAL ESTATE — 4.0%

Real Estate Companies — 0.6%
Affordable Residential Communities	866	11,561
American Campus Communities, Inc.	420	9,526
Avatar Holdings, Inc.†	193	9,702
Bimini Mtg. Management, Inc., Class A	700	9,870
Brookfield Homes Corp.	488	22,253
California Coastal Communities, Inc.†	261	8,970
Capital Lease Funding, Inc.	806	8,745
Champion Enterprises, Inc.†	2,522	25,069
Coachmen Industries, Inc.	473	5,927
Consolidated Tomoka Land Co.	189	16,254
Corrections Corp. of America†	1,305	51,221
CRT Properties, Inc.	1,060	28,938
DiamondRock Hospitality Co.	821	9,277
Digital Realty Trust, Inc.	295	5,127
ECC Capital Corp.	1,899	12,647
Equity Lifestyle Properties, Inc.	629	25,009
Fieldstone Investment Corp.	1,627	23,429
First Potomac Reality Trust	548	13,590
Fleetwood Enterprises, Inc.†	1,851	18,788
GMH Communities Trust	1,012	14,016
Government Properties Trust, Inc.	690	6,707
Gramercy Capital Corp.	456	11,154
Hersha Hospitality Trust	676	6,449
Highland Hospitality Corp.	1,335	13,951
Housevalues, Inc.†	214	3,869
Inland Real Estate Corp.	2,240	36,019
Jones Lang LaSalle, Inc.†	1,134	50,157

Kite Realty Group Trust	638	9,570
Lyon William Homes, Inc.†	82	7,955
NorthStar Reality Finance Corp.	637	6,682
One Librty Properties, Inc.	256	5,302
Origen Financial, Inc.	573	4,240
Orleans Homebuilders, Inc.	137	3,214
Saxon Capital, Inc.	1,662	28,370
Spirit Finance Corp.	2,253	26,473
Tanger Factory Outlet Centers, Inc.	920	24,776
Tejon Ranch Co.†	290	14,926
Trammell Crow Co.†	1,163	28,191
Trustreet Properties, Inc.	1,929	32,041
U-Store-It Trust	953	18,155
United Capital Corp.†	97	2,517
Washington Group International, Inc.†	867	44,321
ZipRealty, Inc.†	232	2,979

Real Estate Investment Trusts — 3.4%
Aames Investment Corp.	1,373	13,346
Acadia Realty Trust	925	17,251
Agree Realty Corp.	256	7,744
Alexander’s, Inc.†	64	15,920
Alexandria Real Estate Equities, Inc.	705	51,782
American Home Mtg. Investment Corp.	1,178	41,183
American Land Lease, Inc.	5,500	120,505
AMLI Residential Properties Trust	854	26,696
Anthracite Capital, Inc.	1,776	21,046
Arbor Realty Trust, Inc.	427	12,255
Ashford Hospitality Trust, Inc.	1,155	12,474
Bedford Property Investors, Inc.	489	11,257
BioMed Realty Trust, Inc.	1,047	24,971
Boykin Lodging Co.†	584	7,826
Brandywine Realty Trust	1,864	57,132
Capital Automotive REIT	1,301	49,659
Capital Trust, Inc., ClassA	399	13,331
Cedar Shopping Centers, Inc.	671	9,897
Colonial Properties Trust	1,316	57,904
Commercial Net Lease Realty, Inc.	1,739	35,597
Corporate Office Properties Trust	966	28,449
Correctional Properties Trust	366	10,358
Cousins Properties, Inc.	6,209	183,662
CRIIMI MAE, Inc.†	519	11,340
Duke Realty Corp.	3,900	123,474
EastGroup Properties, Inc.	732	30,825
Education Realty Trust, Inc.	727	13,304
Entertainment Properties Trust	853	39,238
Equity Inns, Inc.	1,798	23,913
Equity One, Inc.	9,732	220,916
Extra Space Storage, Inc.	1,038	14,875
FelCor Lodging Trust, Inc.†	1,667	24,138
First Industrial Realty Trust, Inc.	1,431	57,097
Gables Residential Trust	975	42,149
Getty Realty Corp.	584	16,177
Glenborough Realty Trust, Inc.	1,073	22,093
Glimcher Realty Trust	1,193	33,106
Heritage Property Investment Trust	917	32,113
Highwoods Properties, Inc.	1,793	53,360
Home Properties, Inc.	1,050	45,171
HomeBanc Corp.	1,880	17,089
Host Marriott Corp.	12,300	215,250
Impac Mtg. Holdings, Inc.	2,507	46,756
Innkeepers USA Trust	1,425	21,290
Investors Real Estate Trust	1,483	14,326
Kilroy Realty Corp.	963	45,733
LaSalle Hotel Properties	8,498	278,819
Lexington Corporate Properties Trust	1,637	39,795
Liberty Property Trust	3,400	150,654

LTC Properties, Inc.	719	14,883
Luminent Mtg. Capital, Inc.	1,274	13,746
Maguire Properties, Inc.	1,153	32,676
Meristar Hospitality Corp.†	2,914	25,060
MFA Mtg. Investments, Inc.	2,745	20,450
Mid-America Apartment Communities, Inc.	630	28,615
MortgageIT Holdings, Inc.	562	10,257
National Health Investors, Inc.	781	21,923
National Health Realty, Inc.	240	4,466
Nationwide Health Properties, Inc.	2,235	52,768
Newcastle Investment Corp.	1,458	43,959
Novastar Financial, Inc.	879	34,413
Omega Healthcare Investors, Inc.	1,700	21,862
Pan Pacific Retail Properties, Inc.	4,800	318,624
Parkway Properties, Inc.	469	23,455
Pennsylvania Real Estate Investment Trust	1,215	57,712
Post Properties, Inc.	1,328	47,954
Prentiss Properties Trust	1,506	54,879
PS Business Parks, Inc.	548	24,359
RAIT Investment Trust	853	25,547
Ramco-Gershenson Properties	483	14,142
Redwood Trust, Inc.	655	33,798
Saul Centers, Inc.	364	13,231
Senior Housing Properties Trust	1,989	37,612
Sizeler Property Investors, Inc.	615	8,118
Sovran Self Storage, Inc.	538	24,457
Strategic Hotel Capital, Inc.	1,002	18,036
Sun Communities, Inc.	540	20,083
Sunstone Hotel Investors, Inc.	793	19,238
Tarragon Corp.†	353	8,913
Taubman Centers, Inc.	1,689	57,578
Town & Country Trust	585	16,678
Universal Health Realty Income Trust	392	14,939
Urstadt Biddle Properties, Inc., Class A	701	12,141
Washington Real Estate Investment Trust	1,400	43,680
Winston Hotels, Inc.	883	9,943
		4,411,378

UTILITIES — 1.2%

Electric Utilities — 0.5%
Allete, Inc.	844	42,116
Avista Corp.	1,616	30,041
Black Hills Corp.	1,084	39,945
Calpine Corp.†	17,925	60,945
Central Vermont Public Service Corp.	408	7,548
CH Energy Group, Inc.	525	25,531
Cleco Corp.	1,662	35,849
Duquesne Light Holdings, Inc.	2,583	48,250
El Paso Electric Co.†	1,590	32,515
Empire District Electric Co.	860	20,606
Headwaters, Inc.†	1,378	47,376
IDACORP, Inc.	1,406	43,066
MGE Energy, Inc.	2,781	101,173
NorthWestern Corp.	1,186	37,383

Gas & Pipeline Utilities — 0.7%
American States Water Co.	559	16,418
Aquila, Inc.†	8,058	29,089
California Water Service Group	575	21,586
Cascade Natural Gas Corp.	378	7,749
Connecticut Water Service, Inc.	269	6,722
EnergySouth, Inc.	227	6,290
Laclede Group, Inc.	703	22,327
Middlesex Water Co.	379	7,360

New Jersey Resources Corp.	4,614	222,625
Nicor, Inc.	1,470	60,520
Northwest Natural Gas Co.	5,518	211,008
Peoples Energy Corp.	1,267	55,064
Priceline.Com, Inc.†	838	19,551
SJW Corp.	255	11,988
Southwest Water Co.	649	7,678
		1,278,319

TOTAL COMMON STOCK (cost $91,140,300)		96,868,718

Preferred Stock — 0.0%

CONSUMER DISCRETIONARY — 0.0%

Housing & Household Durables — 0.0%
O’Sullivan Industries Holdings, Inc. 12.00%
(cost $274)	183	55

Bonds & Notes — 0.0%

MATERIALS — 0.0%

Metals & Minerals — 0.0%
Mueller Industries, Inc. 6.00% due 11/01/14
(cost $9,000)	$9,000	8,910

Warrants — 0.0%†

INFORMATION TECHNOLOGY — 0.0%

Computer Software — 0.0%
MicroStrategy, Inc. Class A Expires 6/24/07 (strike price $400)
(cost $0)	18	3

Exchange Traded Funds — 3.6%

FINANCE — 3.6%

Financial Services — 3.6%
iShares Nasdaq Biotechnology Index Fund†	6,200	420,980
iShares Russell 2000 Index Fund (3)	28,800	1,834,560
iShares Russell 2000 Value Index Fund	25,500	1,639,650
TOTAL EXCHANGE TRADED FUNDS (cost $3,798,607)		3,895,190
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $94,948,181)		100,772,876

Short-Term Investment Securities — 1.2%

CORPORATE SHORT-TERM NOTES — 1.1%
UBS Financial of Delaware, LLC 3.39% due 07/01/05
(cost $1,250,000)	$1,250,000	1,250,000

U.S. GOVERNMENT OBLIGATIONS — 0.1%
United States Treasury Bills 2.90% due 09/15/05
(cost $99,388) (3)	100,000	99,388

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $1,349,388)		1,349,388

Repurchase Agreements — 6.3%

Agreement with State Street Bank & Trust Co., bearing interest at 1.40%, dated 06/30/05, to be repurchased 07/01/05 in the amount of $221,009 and collateralized by $230,000 of United States Treasury Notes, bearing interest at 3.50%, due 02/15/10 and having an approximate value of $230,288		221,000	221,000
Agreement with State Street Bank & Trust Co., bearing interest at 1.80%, dated 06/30/05, to be repurchased 07/01/05 in the amount of $5,176,259 and collateralized by $5,090,000 of United States Treasury Notes, bearing interest at 4.25%, due 08/15/14 and having an approximate value of $5,280,875		5,176,000	5,176,000
State Street Bank & Trust Co. Joint Repurchase Agreement Account (4)		471,000	471,000
UBS Securities, LLC Joint Repurchase Agreement Account (4)		1,000,000	1,000,000

TOTAL REPURCHASE AGREEMENTS (cost $6,868,000)			6,868,000

TOTAL INVESTMENTS —
(cost $103,165,569)@	100.1%		108,990,264
Liabilities in excess of other assets—	(0.1)		(152,342)

NET ASSETS—	100.0%		$108,837,922

†                  Non-income producing security

*                 Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  The Portfolio has no rights to demand registration of these securities.  At June 30, 2005 the aggregate value of these securities was $0 representing 0.0% net assets.  Unless otherwise indicated, these securities are not considered to be illiquid.

#                 Security represents an investment in an affiliated company; see Note 3.

@            See Note 4 for cost of investments on a tax basis.

(1)          Fair valued security; see Note 1

(2)          Illiquid security

(3)          The security or a portion thereof represents collateral for open futures contracts.

(4)          See Note 2 for details of Joint Repurchase Agreement.

Open Futures Contracts

					Unrealized
Number of		Expiration	Value at	Value as of	Appreciation
Contracts	Description	Date	Trade Date	June 30, 2005	(Depreciation)

5 Long	Russell 2000 Index	September 2005	$1,570,288	$1,607,750	$37,462

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

INTERNATIONAL EQUITY

PORTFOLIO

Investment Portfolio — June 30, 2005

(unaudited)

Common Stock — 94.7%	Shares/ Principal Amount/ Warrants	Value (Note 1)(5)

AUSTRALIA — 2.3%
Alinta, Ltd.	1,097	$8,120
Alumina, Ltd.	99,378	418,883
Amcor, Ltd.	3,911	19,842
Amp, Ltd.	8,277	40,534
Ansell, Ltd.	638	4,848
APN News & Media, Ltd.	1,289	5,033
Aristocrat Leisure, Ltd.	1,381	12,119
Australia & New Zealand Banking Group, Ltd.	8,116	133,849
Australian Gas Light Co., Ltd.	2,031	21,939
Australian Stock Exchange, Ltd.	458	8,035
AXA Asia Pacific Holdings, Ltd.	3,875	12,868
Babcock & Brown, Ltd.†	700	7,326
BHP Billiton, Ltd.	15,933	217,874
BHP Steel, Ltd.	3,177	19,686
Billabong International, Ltd.	596	6,158
Boral, Ltd.	2,590	12,720
Brambles Industries, Ltd.	4,307	26,684
Brambles Industries, PLC	3,220	17,570
Caltex Australia, Ltd.†	600	7,228
Centro Properties Group	3,469	15,533
CFS Gandel Retail Trust(3)	6,712	8,546
Challenger Financial Services Group, Ltd.†	1,800	4,266
Coca-Cola Amatil, Ltd.	2,315	13,881
Cochlear, Ltd.	242	7,191
Coles Myer, Ltd.	5,234	36,694
Commonwealth Bank of Australia	5,669	163,325
Commonwealth Property Office Fund(3)	5,910	5,675
Computershare, Ltd.	1,755	7,774
CSL, Ltd.	881	22,486
CSR, Ltd.	4,077	8,275
Db Rreef Trust†	11,092	11,501
DCA Group, Ltd.†	1,800	5,161
Downer Group, Ltd.†	1,300	5,239
Foster’s Group, Ltd.	8,906	35,983
Futuris Corp., Ltd.	2,355	3,254
General Property Trust(3)	8,081	22,391
Harvey Norman Holding, Ltd.	2,353	4,461
Iluka Resources, Ltd.	1,035	5,913
ING Industrial Fund(3)	3,084	4,895
Insurance Australia Group, Ltd.	7,091	32,303
Investa Property Group	6,644	9,792
James Hardie Industries NV	2,043	11,746
John Fairfax Holdings, Ltd.	4,105	13,381
Johnson Electric Holdings, Ltd.	7,000	6,412
Leighton Holdings, Ltd.	607	5,286
Lend Lease Corp., Ltd.	1,598	15,729
Lion Nathan, Ltd.	1,306	7,509
Macquarie Airports†	2,500	6,794
Macquarie Bank, Ltd.	995	44,994
Macquarie Communications Infrastructure Group†	1,446	6,916
Macquarie Goodman Management, Ltd.	5,133	15,917
Macquarie Infrastructure Group	9,634	30,401
Mayne Group, Ltd.	2,866	10,298
Mirvac Group	3,763	10,206
Multiplex Group†	2,800	6,179

National Australia Bank, Ltd.	6,933	161,909
Newcrest Mining, Ltd.	1,467	19,356
OneSteel, Ltd.	2,490	4,991
Orica, Ltd.	1,222	16,502
Origin Energy, Ltd.*	3,501	20,275
Pacific Brands, Ltd.†	2,239	3,847
PaperlinX, Ltd.	1,980	4,518
Patrick Corp., Ltd.	2,893	12,254
Perpetual Trustees Australia, Ltd.	174	7,573
Publishing & Broadcasting, Ltd.	590	6,649
Qantas Airways, Ltd.	153,963	393,700
QBE Insurance Group, Ltd.	3,336	40,589
Rinker Group, Ltd.	4,188	44,212
Rio Tinto, Ltd.	1,385	46,973
Santos, Ltd.	2,604	22,377
SFE Corp., Ltd.	597	4,817
Sonic Healthcare, Ltd.	1,093	10,390
Southcorp, Ltd.†*(2)(4)	1	3
Stockland Trust Group	5,762	24,178
Suncorp-Metway, Ltd.	2,414	36,855
TABCORP Holdings, Ltd.	2,316	28,853
Telstra Corp., Ltd.	9,414	36,215
Toll Holdings, Ltd.	1,083	10,727
Transurban Group	3,513	19,856
Unitab, Ltd.†	533	5,743
Wesfarmers, Ltd.	1,674	50,755
Westfield Group†	6,405	86,258
Westpac Banking Corp., Ltd.	7,994	120,996
WMC Resources, Ltd.†(2)(4)	39	232
Woodside Petroleum, Ltd.	2,076	46,066
Woolworths, Ltd.	4,646	58,139
		2,973,431

AUSTRIA — 1.0%
Bank Austria Creditanstalt AG	3,474	361,453
Boehler-Uddeholm AG	45	5,944
Erste Bank der oesterreichischen Sparkassen AG	592	29,611
Flughafen Wien AG	46	2,984
Immofinanz Immobil Anlagen AG†	2,543	23,296
Mayr-Melnhof Karton AG	19	2,631
Oesterreichische Elektrizitaetswirtschafts AG, Class A	35	9,656
OMV AG	73	31,752
Radex Heraklith Industriebeteiligungs AG†	88	2,395
Telekom Austria AG	43,301	841,682
VA Technologie AG	43	3,322
Voestalpine AG	87	6,086
Wienerberger AG	280	12,989
		1,333,801

BELGIUM — 0.4%
AGFA Gevaert NV	428	11,820
Barco NV	50	3,565
Bekaert NV	62	4,659
Belgacom SA†	723	24,643
Cofinimmo SA	26	4,078
Colruyt SA	71	9,664
Compagnie Maritime Belge SA	78	2,426
Cumerio	106	1,815
Dexia	2,543	55,783
Electrabel SA	122	53,272

Etablissements Delhaize Freres et Cie Le Lion	313	18,767
Euronav NV	92	2,700
Fortis	5,203	143,956
Groupe Bruxelles Lambert SA	307	26,530
InBev NV	809	27,362
KBC Bancassurance Holding	813	64,070
Mobistar SA	127	10,614
Omega Pharma SA	88	4,548
S.A. D’ieteren NV	13	2,685
Solvay SA, Class A	281	28,849
Suez SA†	285	3
Total SA†	72	1
UCB SA	388	18,867
Umicore	106	8,458
		529,135

BERMUDA — 0.0%
Noble Group, Ltd.	4,000	3,424

CANADA — 0.3%
OPTI Canada, Inc.†	19,199	419,175

CAYMAN ISLAND — 0.0%
Solomon Systech International, Ltd.†	8,000	2,825

DENMARK — 0.4%
A/S Dampskibsselskabet Torm†	100	5,381
AP Moller - Maersk A/S	5	47,494
Bang & Olufsen A/S, Class B	75	5,252
Carlsberg A/S, Class B	100	5,125
Coloplast A/S, Class B	119	6,896
Danisco A/S	198	12,837
Danske Bank A/S	1,909	57,295
DSV A/S	100	8,471
East Asiatic Co., Ltd. A/S	75	5,295
FLS Industries A/S, Class B	200	4,045
GN Store Nord A/S	900	10,170
H. Lundbeck A/S	400	10,075
Kobenhavns Lufthavne A/S	25	5,925
NKT Holding A/S	100	3,741
Novo Nordisk A/S, Class B	1,025	52,173
Novozymes A/S	254	12,566
TDC A/S	815	34,887
Topdanmark A/S†	100	7,271
Vestas Wind Systems A/S†	12,888	212,736
William Demant Holding A/S†	200	9,940
		517,575

FINLAND — 0.9%
Amer Group, Ltd.	300	5,693
Cargotec Corp.†	160	4,467
Elisa Corp.	650	10,153
Fortum Oyj	1,505	24,134
KCI Konecranes Oyj	100	4,267
Kesko Oyj, Class B	200	5,018
Kone Oyj†	160	9,584
Metso Oyj	554	12,043
Neste Oil Oyj†	576	14,917
Nokia Oyj	20,802	346,183
Nokian Renkaat Oyj†	450	8,206
Orion Oyj, Class B	400	7,713

Outokumpu Oyj	551	7,095
Pohjola Holding, PLC, Class D	300	4,354
Rautaruukki Oyj	400	5,973
Sampo Oyj, Class A	1,700	26,490
Stora Enso Oyj, Class R	43,688	557,313
TietoEnator Oyj	380	11,516
UPM-Kymmene Oyj	2,300	44,093
Uponor Oyj	300	5,839
Wartsila Oyj, Class B	300	8,644
YIT-Yhtyma Oyj†	250	8,345
		1,132,040

FRANCE — 12.0%
Accor SA	873	40,777
Air France-KLM	539	8,148
Air Liquide	485	82,447
Alcatel SA†	5,514	60,119
Alstom SA†	19,564	19,378
Atos Origin SA†	253	15,998
Autoroutes du Sud de la France	257	14,646
AXA†	28,281	703,333
BNP Paribas SA	13,304	909,582
Bouygues SA	886	36,575
Business Objects SA†	298	7,868
Cap Gemini SA†	12,074	382,176
Carrefour SA	2,509	121,074
Cie Generale d’Optique Essilor International SA†	436	29,700
CNP Assurances	155	9,896
Compagnie de Saint-Gobain	1,365	75,433
Compagnie Generale des Etablissements Michelin, Class B	638	38,727
Credit Agricole SA	25,965	656,048
Dassault Systemes SA	253	12,216
Establissements Economiques du Casino Guichard-Perrachon SA	166	11,627
France Telecom SA	35,983	1,045,372
Gecina SA	2	227
Groupe Danone†	1,073	94,078
Hermes International	42	8,462
Imerys SA†	140	9,634
Klepierre	103	9,813
L’Oreal SA	6,733	482,948
Lafarge SA	10,561	958,369
Lagardere Group S.C.A.	6,633	489,232
LVMH Moet Henessy Louis Vuitton SA	10,228	787,508
Neopost SA	100	8,798
PagesJaunes Groupe SA†	17,072	398,220
Pernod-Ricard SA	219	34,937
Peugeot SA	18,166	1,072,619
Pinault-Printemps-Redoute SA	299	30,722
Publicis Groupe	608	17,888
Renault SA	824	72,413
Sagem SA†	750	15,469
Sanofi-Synthelabo SA	19,707	1,613,384
Schneider Electric SA	15,050	1,131,193
SCOR†	3,050	6,115
Societe BIC SA	138	8,229
Societe des Autoroutes du Nord et de l’Est de la France (SANEF)†	100	5,362
Societe des Autoroutes Paris-Rhin-Rhone†	150	8,886
Societe Generale	1,483	150,218
Societe Television Francaise 1	526	13,932
Sodexho Alliance SA	424	13,072

STMicroelectronics NV	2,817	44,835
Suez SA	3,632	98,233
Technip SA	97	4,510
Thales SA	343	13,900
Thomson SA	1,155	27,492
Total SA	11,238	2,631,737
Unibail (Union du Credit-Bail Immobilier)	201	25,742
Valeo SA	303	13,561
Veolia Environment	1,356	50,763
Vinci SA	12,403	1,031,763
Vivendi Universal SA	4,771	149,409
Zodiac SA	169	9,073
		15,823,886

GERMANY — 4.8%
Adidas-Salomon AG	194	32,363
Allianz AG	1,540	176,279
Altana AG	312	17,827
BASF AG	2,408	159,602
Bayer AG	2,924	97,249
Bayerische Hypo-und Vereinsbank AG†	2,505	65,149
Bayerische Motoren Werke AG	7,773	353,661
Beiersdorf AG	75	8,414
Celesio AG	170	13,369
Commerzbank AG	1,994	43,111
Continental AG	582	41,839
DaimlerChrysler AG	3,830	155,128
Deutsche Bank AG	7,660	597,253
Deutsche Boerse AG	2,140	167,125
Deutsche Lufthansa AG	1,018	12,469
Deutsche Post AG	2,228	52,023
Deutsche Telekom AG	12,140	224,355
Douglas Holding AG	147	5,315
E.ON AG	12,825	1,138,604
Epcos AG†	218	2,723
Fresenius Medical Care AG	10,301	879,352
HeidelbergCement AG	314	22,584
Heidelberger Druckmaschinen AG	200	5,847
Hochtief AG†	250	8,747
Hypo Real Estate Holding AG	580	22,019
Infineon Technologies AG†	2,827	26,247
IVG Immobilien AG	350	6,499
KarstadtQuelle AG†	295	3,927
MAN AG	627	25,947
Marschollek, Lautenschlaeger und Partner AG	270	5,042
Merck KGaA	204	16,208
Metro AG	5,104	252,649
Muenchener Rueckversicherungs-Gesellschaft AG	817	87,012
Premiere AG†	8,128	280,983
Puma AG	73	18,035
RWE AG	1,863	119,739
SAP AG	982	170,572
Schering AG	6,373	390,294
Siemens AG	7,136	518,770
Suedzucker AG	272	5,446
ThyssenKrupp AG	1,601	27,750
TUI AG	715	17,646
Volkswagen AG	997	45,484
Wincor Nixdorf AG†	50	4,089
		6,324,746

GREECE — 1.5%
Alpha Bank A.E.	1,234	32,791

Athens Stock Exchange SA†	300	2,220
Coca-Cola Hellenic Bottling Co. SA	480	13,067
Cosmote Mobile Communications SA	600	10,836
EFG Eurobank Ergasias SA	847	25,949
Emporiki Bank of Greece SA†	246	7,270
Folli - Follie SA	80	2,343
Germanos SA	130	4,357
Greek Organisation of Football Prognostics SA	11,980	344,241
Hellenic Duty Free Shops SA	90	1,562
Hellenic Petroleum SA	480	5,157
Hellenic Technodomiki Tev SA	436	2,150
Hellenic Telecommunications Organization SA†	14,058	271,214
Hyatt Regency SA	190	2,078
Intracom SA	380	1,900
National Bank of Greece SA	26,032	887,965
Piraeus Bank SA	775	14,468
Public Power Corp.	14,234	356,202
Technical Olympic SA	360	2,168
Titan Cement Co. SA†	260	8,001
Viohalco, Hellenic Copper and Aluminum Industry SA	490	3,155
		1,999,094

HONG KONG — 3.5%
ASM Pacific Technology, Ltd.	1,000	4,673
Bank of East Asia, Ltd.	130,600	384,903
BOC Hong Kong (Holdings), Ltd.	16,500	31,124
Cathay Pacific Airways, Ltd.	5,000	9,092
Cheung Kong (Holdings), Ltd.	6,000	58,007
Cheung Kong Infrastructure Holdings, Ltd.	3,000	8,855
China Mobile (Hong Kong), Ltd.	127,000	469,592
China Unicom, Ltd. (Hong Kong)†	408,000	342,685
China Unicom, Ltd. ADR	13,200	110,616
CLP Holdings, Ltd.	8,400	48,217
Dah Sing Banking Group, Ltd.†	49,280	91,566
Dah Sing Financial Group	24,698	164,909
Esprit Holdings, Ltd.	120,000	863,612
Giordano International, Ltd.	6,000	4,083
Hang Lung Properties, Ltd.	9,000	13,223
Hang Seng Bank, Ltd.	3,500	47,660
Henderson Land Development Co., Ltd.	4,000	19,111
Hong Kong & China Gas Co., Ltd.	16,392	33,357
Hong Kong Electric Holdings, Ltd.	6,500	29,637
Hong Kong Exchanges & Clearing, Ltd.	4,000	10,361
Hopewell Holdings, Ltd.	2,000	5,127
Hutchison Whampoa, Ltd.†	9,300	83,585
Hysan Development Co., Ltd.	3,000	6,224
Kerry Properties, Ltd.	2,500	5,578
Kingboard Chemical Holdings, Ltd.	2,500	7,925
Li & Fung, Ltd.	8,000	16,553
MTR Corp.	6,500	12,497
New World Development Co., Ltd.	9,126	11,164
Orient Overseas International, Ltd.	1,100	4,808
PCCW, Ltd.	16,923	10,567
SCMP Group, Ltd.	6,000	2,624
Shangri-La Asia, Ltd.	4,000	6,179
Sino Land Co., Ltd.	8,000	8,495
Sun Hung Kai Properties, Ltd.†	30,000	295,095
Swire Pacific, Ltd., Class A	4,500	39,633
Techtronic Industries Co., Ltd.†	150,000	377,892

Television Broadcasting, Ltd.	2,000	11,346
Texwinca Holdings, Ltd.	312,000	258,571
Wharf Holdings, Ltd.	6,000	20,947
Wing Hang Bank, Ltd.	59,000	382,995
Yue Yuen Industrial Holdings	84,500	258,094
		4,571,182

HUNGARY — 0.9%
Gedeon Richter Rt.	4,932	722,725
OTP Bank Rt. GDR	6,700	446,897
		1,169,622

INDIA — 0.6%
Reliance Industries, Ltd. Sponsored GDR*†	26,065	758,752

IRELAND — 1.9%
Allied Irish Banks, PLC (Dublin)	3,853	82,390
Bank of Ireland (Dublin)	4,300	69,683
CRH, PLC	2,362	62,685
CRH, PLC (Dublin)	23,117	607,560
DCC, PLC	358	7,146
Depfa Bank, PLC†	52,441	838,882
Eircom Group, PLC	2,468	5,490
Elan Corp., PLC†	1,737	11,860
Fyffes, PLC	1,389	4,145
Grafton Group, PLC†(3)	975	11,294
Greencore Group, PLC	683	2,975
Iaws Group, PLC	1,000	14,030
Independent News & Media, PLC	2,480	7,651
Irish Life & Permanent, PLC	46,400	811,861
Kerry Group, PLC, Class A	579	14,294
Kingspan Group, PLC	523	6,175
		2,558,121

ITALY — 3.2%
Alleanza Assicurazioni SpA	1,883	20,412
Arnoldo Mondadori Editore SpA	520	4,938
Assicurazione Generali SpA	4,258	132,567
Autogrill SpA	510	6,705
Autostrade SpA	1,273	33,670
Banca Antonveneta SpA	1,026	33,140
Banca Fideuram SpA	1,309	6,182
Banca Intesa SpA (London)	203,085	926,421
Banca Intesa SpA (Milan)	4,151	17,699
Banca Monte dei Paschi di Siena SpA	4,903	17,257
Banca Nazionale del Lavoro SpA†	6,028	20,771
Banca Popolare di Milano Scarl	1,754	17,254
Banche Popolari Unite SCRL	1,499	29,703
Banco Popolare di Verona e Novara SCRL	1,648	28,057
Benetton Group SpA	284	2,618
Bulgari SpA	660	7,372
Capitalia SpA	6,393	35,601
Edison SpA†	3,698	8,225
Enel SpA	64,281	558,703
Eni SpA	11,581	297,327
Fiat SpA†	2,136	15,488
FinecoGroup SpA†	703	6,276
Finmeccanica SpA†	26,271	24,452
Gruppo Editoriale L’Espresso SpA	771	4,200
Italcementi SpA	315	4,902
Lottomatica SpA†	200	6,506
Luxottica Group SpA	608	12,573
Mediaset SpA	32,601	383,653

Mediobanca SpA	2,104	39,301
Mediolanum SpA	1,131	7,039
Pirelli & C SpA	12,678	13,170
Riunione Adriatica di Sicurtza SpA	1,344	26,085
Saipem SpA	34,720	466,710
Sanpaolo IMI SpA	4,922	67,315
Seat Pagine gialle SpA†	18,056	7,505
Snam Rete Gas SpA	4,344	23,186
Telecom Italia Media SpA†	6,477	3,110
Telecom Italia SpA (London)	47,225	146,727
Telecom Italia SpA (Milan)	114,124	295,393
Terna SpA	5,781	14,947
Tiscali SpA†	1,050	2,977
UniCredito Italiano SpA	97,670	513,872
		4,290,009

JAPAN — 17.8%
77 Bank, Ltd.	2,000	12,260
Acom Co., Ltd.	310	19,796
Aderans Co., Ltd.	200	4,740
Advantest Corp.	300	21,989
Aeon Co., Ltd.	2,900	44,151
Aeon Credit Service Co., Ltd.	200	12,473
Aiful Corp.	275	20,420
Aisin Seiki Co., Ltd.	800	17,285
Ajinomoto Co., Inc.	2,000	22,169
Alfresa Holdings Corp.	200	8,930
All Nippon Airways Co., Ltd.	3,000	9,124
Alps Electric Co., Ltd.	1,000	15,233
Amada Co., Ltd.	2,000	13,528
Amano Corp.	1,000	11,859
Anritsu Corp.	1,000	6,069
Aoyama Trading Co., Ltd.	300	7,514
Ariake Japan Co., Ltd.	100	2,292
Asahi Breweries, Ltd.	1,700	20,269
Asahi Glass Co., Ltd.	4,000	41,907
Asahi Kasei Corp.	5,000	23,686
Asatsu-DK, Inc.	200	5,539
Astellas Pharma, Inc.	18,600	634,750
Autobacs Seven Co., Ltd.	100	3,348
Bandai Co., Ltd.	400	8,052
Bank of Fukuoka, Ltd.	3,000	17,710
Bank Of Kyoto, Ltd.	2,000	16,940
Bank of Yokohama, Ltd.	5,000	28,725
Benesse Corp.	300	9,571
Bridgestone Corp.	2,000	38,265
Canon Sales Co., Inc.†	1,000	16,803
Canon, Inc.	3,300	172,852
Capcom Co., Ltd.	100	946
Casio Computer Co., Ltd.	1,000	13,021
Central Glass Co., Ltd.	1,000	6,231
Central Japan Railway Co.	4	30,831
Chiba Bank, Ltd.	3,000	19,679
Chubu Electric Power Co., Inc.	2,600	62,271
Chugai Pharmaceutical Co., Ltd.	1,300	20,057
Circle K Sunkus Co., Ltd.	200	4,492
Citizen Watch Co., Ltd.	1,300	11,718
Coca Cola West Japan Co., Ltd.	200	4,499
COMSYS Holdings Corp.	1,000	9,173
Credit Saison Co., Ltd.	15,900	526,882
CSK Corp.	300	11,728
Dai Nippon Printing Co., Ltd.	3,000	48,206
Daicel Chemical Industries, Ltd.	2,000	10,471

Daido Steel Co., Ltd.†	2,000	8,968
Daiichi Pharmaceutical Co., Ltd.	1,000	22,055
Daikin Industries, Ltd.	1,000	24,895
Daimaru, Inc.	1,000	8,831
Dainippon Ink & Chemicals, Inc.	3,000	9,552
Dainippon Screen Manufacturing Co., Ltd.	1,000	6,709
Daito Trust Construction Co., Ltd.	14,100	526,421
Daiwa House Industry Co., Ltd.	2,000	22,804
Daiwa Securities Group, Inc.	6,000	36,900
Denki Kagaku Kogyo Kabushiki Kaisha	3,000	10,735
Denso Corp.	2,300	52,290
Dentsu, Inc.	9	22,145
Don Quijote Co., Ltd.	6,100	330,764
Dowa Mining Co., Ltd.	1,000	6,612
East Japan Railway Co.	88	451,132
Ebara Corp.	2,000	7,661
Eisai Co., Ltd.†	1,100	36,842
Electric Power Development Co., Ltd.†	600	17,280
FamilyMart Co., Ltd.	300	8,587
Fanuc, Ltd.	13,300	842,845
Fast Retailing Co., Ltd.†	200	10,369
Fuji Electric Co., Ltd.	3,000	9,104
Fuji Photo Film Co., Ltd.	2,100	68,319
Fuji Soft ABC, Inc.	200	6,344
Fuji Television Network, Inc.	3	5,800
Fujikura, Ltd.	2,000	9,733
Fujitsu, Ltd.	7,000	36,428
Furukawa Electric Co., Ltd.†	2,000	7,707
Goodwill Group, Inc.	2	3,648
Gunma Bank, Ltd.	2,000	12,023
Gunze, Ltd.	1,000	4,474
Hankyu Department Stores, Inc.	1,000	6,304
Hino Motors, Ltd.	2,000	11,527
Hirose Electric Co., Ltd.	200	21,926
Hitachi Cable, Ltd.	1,000	4,375
Hitachi Capital Corp.	300	5,912
Hitachi Chemical Co., Ltd.	500	9,125
Hitachi Construction Machinery Co., Ltd.	500	5,915
Hitachi Software Engineering Co., Ltd.	200	3,391
Hitachi, Ltd.	14,000	84,774
Hokkaido Electric Power Co., Inc.	700	14,304
Hokugin Financial Group, Inc.	4,000	12,248
Honda Motor Co., Ltd.	20,600	1,013,359
House Food Corp.	400	5,908
Hoya Corp.	5,400	620,344
Inpex Corp.†	64	359,656
Isetan Co., Ltd.	800	9,998
Ishihara Sangyo Kaisha, Ltd.	2,000	4,395
Ishikawajima-Harima Heavy Industries Co., Ltd.†	5,000	7,223
Ito En, Ltd.	200	10,254
Ito-Yokado Co., Ltd.	1,400	46,173
Itochu Corp.	6,000	30,128
Itochu Techno-Science Corp.	200	6,967
Jafco Co., Ltd.	200	10,575
Japan Airlines Corp.	3,000	8,068
Japan Real Estate Investment Corp.	2	16,977
Japan Retail Fund Investment Corp.	2	17,142
Japan Tobacco, Inc.	21	279,875
JFE Holding, Inc.	2,400	58,983
JGC Corp.	1,000	12,250

Joyo Bank, Ltd.	3,000	14,667
JS Group Corp.	1,000	16,929
JSR Corp.	700	14,673
Jupiter Telecommunications Co., Ltd.†	825	693,113
Kajima Corp.	4,000	14,708
Kaken Pharmaceutical Co., Ltd.	1,000	6,838
Kamigumi Co., Ltd.	2,000	15,371
Kanebo, Ltd.†*(2)(4)	100	325
Kaneka Corp.	2,000	22,339
Kansai Electric Power Co., Inc.	3,400	68,291
Kansai Paint Co., Ltd.	1,000	6,415
Kao Corp.	2,000	47,122
Katokichi Co., Ltd.	500	3,398
Kawasaki Heavy Industries, Ltd.	6,000	11,463
Kawasaki Kisen Kaisha, Ltd.	2,000	11,782
Keihin Electric Express Railway Co., Ltd.	2,000	12,224
Keio Electric Railway Co., Ltd.	3,000	16,170
Keisei Electric Railway Co., Ltd.†	2,000	9,952
Keyence Corp.	200	44,524
Kikkoman Corp.	1,000	8,810
Kinden Corp.	1,000	7,378
Kintetsu Corp.	7,000	21,354
Kirin Brewery Co., Ltd.	3,000	29,028
Kobe Steel, Ltd.	11,000	20,668
Kokuyo Co., Ltd.	400	5,387
Komatsu, Ltd.	4,000	30,882
Konami Corp.	500	10,496
Konica Minolta Holdings, Inc.	2,000	18,571
Koyo Seiko Co., Ltd.	1,000	13,343
Kubota Corp.	4,000	21,833
Kuraray Co., Ltd.	1,500	14,163
Kurita Water Industries, Ltd.	600	9,230
Kyocera Corp.	700	53,337
Kyowa Hakko Kogyo Co., Ltd.	2,000	12,902
Kyushu Electric Power Co., Inc.	1,600	34,707
Lawson, Inc.	300	10,454
Leopalace21 Corp.	600	9,932
Mabuchi Motor Co., Ltd.	200	11,504
Makita Corp.	1,000	19,542
Marubeni Corp.	5,000	17,060
Marui Co., Ltd.	1,300	17,410
Matsui Securities Co., Ltd.†	1,000	10,694
Matsumotokiyoshi Co., Ltd.	200	5,448
Matsushita Electric Industrial Co., Ltd.	9,000	136,561
Matsushita Electric Works, Ltd.	2,000	16,602
MEDICEO Holdings Co., Ltd.	600	7,990
Meiji Dairies Corp.	1,000	5,689
Meiji Seika Kaisha, Ltd.	2,000	9,823
Meitec Corp.	200	6,137
Millea Holdings, Inc.	45	606,033
Minebea Co., Ltd.	2,000	8,041
Mitsubishi Chemical Corp.	7,000	20,381
Mitsubishi Corp.	5,200	70,340
Mitsubishi Electric Corp.	8,000	42,184
Mitsubishi Estate Co., Ltd.	4,000	43,772
Mitsubishi Gas Chemical Co., Inc.	2,000	10,202
Mitsubishi Heavy Industries, Ltd.	13,000	33,906
Mitsubishi Logistcs Corp.	1,000	10,156
Mitsubishi Materials Corp.	5,000	11,742
Mitsubishi Rayon Co., Ltd.	2,000	8,270
Mitsubishi Securities Co., Ltd.†	1,000	8,802

Mitsubishi Tokyo Financial Group, Inc.†	47	396,743
Mitsui & Co., Ltd.	6,000	56,519
Mitsui Chemicals, Inc.	3,000	17,534
Mitsui Engineering & Shipbuilding Co., Ltd.	4,000	7,823
Mitsui Fudosan Co., Ltd.	58,000	649,368
Mitsui Mining & Smelting Co., Ltd.	3,000	14,016
Mitsui O.S.K. Lines, Ltd.	4,000	24,500
Mitsui Sumitomo Insurance Co., Ltd.	5,000	44,820
Mitsui Trust Holdings, Inc.	2,000	20,404
Mitsukoshi, Ltd.	2,000	8,964
Mitsumi Electric Co., Ltd.	300	3,077
Mizuho Financial Group, Inc.	132	594,448
Murata Manufacturing Co., Ltd.	7,600	384,174
Namco, Ltd.	400	5,302
NEC Corp.	8,000	42,992
NEC Electronics Corp.	200	8,969
NET One Systems Co., Ltd.	3	7,699
NGK Insulators, Ltd.	2,000	19,402
NGK Spark Plug Co., Ltd.	1,000	11,473
NHK Spring Co., Ltd.	1,000	8,383
Nichii Gakkan Co.	100	2,429
Nichirei Corp.	2,000	7,759
Nidec Corp.	200	21,061
Nikko Cordial Corp.	7,000	30,594
Nikon Corp.	1,000	11,265
Nintendo Co., Ltd.	400	41,668
Nippon Building Fund, Inc.	2	18,023
Nippon Electric Glass Co., Ltd.†	1,000	14,982
Nippon Express Co., Ltd.	4,000	17,296
Nippon Kayaku Co., Ltd.	1,000	5,986
Nippon Light Metal Co., Ltd.	3,000	7,070
Nippon Meat Packers, Inc.	1,000	11,590
Nippon Mining Holdings, Inc.	3,000	16,957
Nippon Oil Corp.	5,000	33,858
Nippon Paper Group, Inc.	4	14,664
Nippon Sheet Glass Co., Ltd.	2,000	7,797
Nippon Shokubai Co., Ltd.	1,000	8,130
Nippon Steel Corp.	27,000	62,443
Nippon Telegraph & Telephone Corp.	23	98,579
Nippon Yusen Kabushiki Kaisha	4,000	22,849
Nishi-Nippon City Bank, Ltd.†	2,000	8,671
Nishimatsu Construction Co., Ltd.	2,000	7,191
Nissan Chemical Industries, Ltd.	1,000	10,703
Nissan Motor Co., Ltd.	10,000	98,443
Nisshin Seifun Group, Inc.	1,000	10,331
Nisshin Steel Co., Ltd.	4,000	9,985
Nisshinbo Industries, Inc.	1,000	8,153
Nissin Food Products Co., Ltd.	400	10,242
Nitori Co., Ltd.	100	7,162
Nitto Denko Corp.	8,449	480,579
Nok Corp.	400	11,110
Nomura Research Institute, Ltd.	200	19,794
Nomura Securities Co., Ltd.	49,100	582,992
NSK, Ltd.	2,000	10,231
NTN Corp.	2,000	10,702
NTT Data Corp.	6	20,362
NTT DoCoMo, Inc.	78	114,663
NTT Urban Development Corp.†	72	294,171
Obayashi Corp.	2,000	10,676
Obic Co., Ltd.	1,300	219,970
Odakyu Electric Railway Co., Ltd.	3,000	15,862
Oji Paper Co., Ltd.	3,000	15,602

Oki Electric Industry Co., Ltd.	3,000	10,515
Okumura Corp.	1,000	5,641
Olympus Corp.	1,000	19,095
Omron Corp.	1,000	22,031
Onward Kashiyama Co., Ltd.	1,000	12,634
Oracle Corp. Japan	200	7,545
Oriental Land Co., Ltd.	300	17,761
Orix Corp.†	4,000	598,110
Osaka Gas Co., Ltd.	8,000	25,211
Pioneer Corp.	700	10,523
Promise Co., Ltd.	350	22,338
QP Corp.	400	3,346
Rakuten, Inc.	18	14,346
Resona Holdings, Inc.†	20,000	37,147
Ricoh Co., Ltd.	34,000	528,316
Rinnai Corp.	200	4,914
Rohm Co., Ltd.	400	38,376
Ryohin Keikaku Co., Ltd.	100	4,927
Saizeriya Co., Ltd.	100	1,241
Sanden Corp.	1,000	4,193
Sanken Electric Co., Ltd.	1,000	12,973
Sankyo Co., Ltd.	1,700	32,535
Sankyo Co., Ltd. (Gunma)	200	9,265
Sanwa Shutter Corp	1,000	5,746
Sanyo Electric Co., Ltd.	7,000	17,808
Sapporo Holdings, Ltd.	1,000	4,806
SECOM Co., Ltd.	500	21,419
Sega Sammy Holdings, Inc.†	200	12,214
Seiko Epson Corp.	500	16,614
Seino Transportation Co., Ltd.	1,000	9,037
Sekisui Chemical Co., Ltd.	3,000	20,578
Sekisui House, Ltd.	3,000	30,188
Seven-Eleven Japan Co., Ltd.	1,600	44,258
Sharp Corp.	4,000	62,264
Shimachu Co.	300	7,516
Shimamura Co., Ltd.	100	8,409
Shimano, Inc.	400	11,348
Shimizu Corp.	3,000	13,897
Shin-Etsu Chemical Co., Ltd.	16,000	604,674
Shinko Securities Co., Ltd.†	3,000	9,444
Shinsei Bank, Ltd.	4,000	21,466
Shionogi & Co., Ltd.	1,000	12,835
Shiseido Co., Ltd.	2,000	25,207
Shizuoka Bank, Ltd.	3,000	25,671
Showa Denko KK	5,000	11,804
Showa Shell Sekiyu KK	800	7,991
Skylark Co., Ltd.	400	6,080
Smartone Telecommunications Holdings, Ltd.	1,500	1,649
SMC Corp.	200	21,691
Snow Brand Milk Products Co., Ltd.†	500	1,500
Softbank Corp.	1,000	38,993
Sojitz Holdings Corp.†	900	3,843
Sompo Japan Insurance, Inc.	3,000	30,141
Sony Corp.	12,800	440,793
Stanley Electric Co., Ltd.	700	11,308
Sumitomo Bakelite Co., Ltd.	1,000	6,444
Sumitomo Chemical Co., Ltd.	6,000	27,466
Sumitomo Corp.	130,000	1,035,563
Sumitomo Electric Industries, Ltd.	55,000	558,535
Sumitomo Heavy Industries, Ltd.	2,000	9,548
Sumitomo Metal Industries, Ltd.	18,000	30,489
Sumitomo Metal Mining Co., Ltd.	2,000	13,639

Sumitomo Mitsui Financial Group, Inc.	18	121,270
Sumitomo Osaka Cement Co., Ltd.	2,000	5,290
Sumitomo Realty & Development Co., Ltd.	1,000	11,140
Sumitomo Rubber Industries, Ltd.	1,000	10,166
Sumitomo Trust & Banking Co., Ltd.	5,000	30,300
Suruga Bank, Ltd.	1,000	8,143
Suzuken Co., Ltd.	300	7,554
T&D Holdings, Inc.	991	46,355
Taiheiyo Cement Corp.	4,000	10,668
Taisei Corp.	3,000	10,090
Taisho Pharmaceutical Co., Ltd.	1,000	19,398
Taiyo Nippon Sanso Corp.	2,000	10,148
Taiyo Yuden Co., Ltd.	42,000	461,732
Takara Shuzo Co.	1,000	6,205
Takashimaya Co., Ltd.	2,000	17,827
Takeda Pharmaceutical Co., Ltd.	3,900	192,824
Takefuji Corp.†	11,160	753,428
Takuma Co., Ltd.	1,000	7,083
Tanabe Seiyaku Co., Ltd.†	1,000	9,642
TDK Corp.	500	33,929
Teijin, Ltd.	3,000	13,895
Teikoku Oil Co., Ltd.	1,000	7,414
Terumo Corp.	700	20,107
THK Co., Ltd.	500	10,287
TIS, Inc.	200	6,800
Tobu Railway Co., Ltd.	4,000	14,476
Toda Construction Co.	1,000	4,265
Toho Co., Ltd.	700	10,054
Tohoku Electric Power Co., Inc.	1,900	40,541
Tokuyama Corp.†	1,000	7,102
Tokyo Broadcasting System, Inc.	200	3,296
Tokyo Electric Power Co., Inc.	5,100	121,736
Tokyo Electron, Ltd.	700	36,701
Tokyo Gas Co., Ltd.	10,000	37,337
Tokyo Tatemono Co., Ltd.†	1,000	6,682
Tokyu Corp.	4,000	17,880
Tokyu Land Corp.	2,000	9,363
TonenGeneral Sekiyu KK	1,000	10,809
Toppan Printing Co., Ltd.	3,000	31,720
Toray Industries, Inc.	5,000	23,621
Toshiba Corp.	12,000	47,552
Tosoh Corp.	3,000	12,376
Toto, Ltd.	2,000	15,759
Toyo Seikan Kaisha, Ltd.	800	12,595
Toyobo Co., Ltd.	3,000	6,972
Toyoda Gosei Co., Ltd.	300	4,814
Toyota Industries Corp.	900	24,430
Toyota Motor Corp.	12,800	457,631
Toyota Tsusho Corp.†	1,000	16,231
Trend Micro, Inc.	500	17,672
Ube Industries, Ltd.	4,000	8,094
UFJ Holdings, Inc.†	17	88,139
Uni-Charm Corp.	200	8,034
Uniden Corp.	1,000	15,725
UNY Co., Ltd.	1,000	11,317
Ushio, Inc.	1,000	17,719
USS Co., Ltd.	110	7,031
Wacoal Corp.	1,000	12,686
West Japan Railway Co.	113	387,675
World Co., Ltd.	200	6,968
Yahoo! Japan Corp.	16	33,420
Yakult Honsha Co.	1,000	17,983
Yamada Denki Co., Ltd.	10,477	599,484

Yamaha Corp.	700	10,878
Yamaha Motor Co., Ltd.	900	16,382
Yamato Transport Co., Ltd.	2,000	27,645
Yamazaki Baking Co., Ltd.	1,000	8,606
Yaskawa Electric Corp.†	1,000	5,918
Yokogawa Electric Corp.	1,000	12,310
Zeon Corp.	1,000	8,630
		23,468,593

LUXEMBOURG — 0.0%
Arcelor	2,276	44,419
Oriflame Cosmetics SA SDR†	150	3,414
Stolt Offshore SA†	800	7,241
Stolt-Nielsen SA†	100	3,359
		58,433

NETHERLANDS — 3.5%
ABN AMRO Holdings NV	7,768	190,742
Aegon NV	6,217	80,147
Akzo Nobel NV	1,209	47,449
ASML Holding NV†	2,151	33,625
Buhrmann NV	500	4,934
Corio NV	180	10,017
DSM NV	336	22,944
Euronext NV	381	12,857
Europeon Aeronautic Defense and Space Co.	1,080	34,271
Getronics NV†	539	6,349
Hagemeyer NV†	2,295	5,410
Heineken NV	1,090	33,580
IHC Caland NV	10,462	716,166
ING Groep NV	54,041	1,520,363
Koninklijke (Royal) KPN NV	9,328	78,130
Koninklijke (Royal) Philips Electronics NV	5,855	147,232
Koninklijke Ahold NV†	6,915	56,660
Norsk Hydro ASA	653	59,690
Oce NV	349	5,130
Orkla ASA	821	30,141
Qiagen NV†	567	6,615
Randstad Holding NV	205	7,055
Reed Elsevier NV	3,127	43,456
Rodamco Europe NV	200	16,373
Royal Dutch Petroleum Co.	9,215	599,738
Royal Numico NV†	665	26,521
Storebrand ASA	900	8,421
TPG NV	1,709	43,273
Unilever NV	2,543	164,625
Vedior NV	738	10,377
VNU NV	20,085	558,488
Wereldhave NV	93	9,915
Wolters Kluwer NV	1,258	23,993
		4,614,687

NEW ZEALAND — 0.1%
Auckland International Airport, Ltd.	4,350	7,225
Carter Holt Harvey, Ltd.	2,909	4,606
Contact Energy, Ltd.	1,284	6,875
Fisher & Paykel Appliances Holdings, Ltd.	1,115	2,590
Fisher & Paykel Healthcare Corp.	2,151	4,861
Fletcher Building, Ltd.	2,057	9,858
Fletcher Challenge Forest, Ltd.†	1	3

Independent Newpapers, Ltd.†(2)(4)	570	2,578
Kiwi Income Property Trust(3)	3,200	2,448
NGC Holdings, Ltd.	690	1,823
Sky City Entertainment Group, Ltd.	1,864	5,791
Sky Network Television, Ltd.	435	1,725
Telecom Corp. of New Zealand, Ltd.	8,677	36,248
Tower, Ltd.†	1,270	1,893
Warehouse Group, Ltd.	613	1,704
Waste Management NZ, Ltd.	443	2,072
		92,300

NORWAY — 0.4%

Den Norke Bank ASA	2,754	28,574
Frontline, Ltd.	200	7,901
Norske Skogindustrier ASA	520	8,521
Petroleum Geo-Services ASA†	210	5,000
Prosafe ASA†	100	2,980
Schibsted ASA	250	6,865
Smedvig ASA	200	4,028
Statoil ASA	2,826	57,436
Tandberg Television ASA†	300	3,675
Tanderg ASA	600	6,409
Telenor ASA	53,949	428,328
Tomra Systems ASA	600	2,457
Yara International ASA	853	13,491
		575,665

PORTUGAL — 0.1%

Banco BPI SA	1,352	5,146
Banco Comercial Portugues SA	8,700	22,259
Banco Espirito Santo SA	468	7,290
Brisa-Auto Estradas de Portugal SA	1,470	11,535
Cimpor Cimentos de Portugal SA	897	5,035
Electricidade de Portugal SA	8,147	20,492
Jeronimo Martins SGPS SA	169	2,423
Portugal Telecom SGPS SA	3,374	32,145
PT Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS SA†	350	3,676
Sonae SGPS SA	4,005	5,517
		115,518

RUSSIA — 0.7%

Lukoil Sponsored ADR	12,300	452,763
Mobile Telesystems Sponsored ADR	13,000	437,450
		890,213

SINGAPORE — 1.1%

Allgreen Properties, Ltd.	3,000	2,064
Altadis SA	1,197	50,033
Ascendas Real Estate Investment Trust	4,000	5,237
Banco Bilbao Vizcaya Argentaria SA	59,427	914,372
Capitaland, Ltd.	5,000	7,047
Capitamall Trust	3,000	4,231
Chartered Semiconductors Manufacturing, Ltd.†	5,000	3,912
City Developments, Ltd.	3,000	13,294
Comfortdelgro Corp., Ltd.	8,000	7,993
Cosco Corp. (Singapore), Ltd.	2,000	2,292
Creative Technology, Ltd.	250	1,644
Datacraft Asia, Ltd.†	2,000	2,203
DBS Group Holdings, Ltd.	5,163	43,687
Endesa SA	4,239	99,211
Fraser & Neave, Ltd.	1,000	9,287
Haw Par Corp., Ltd.	1,040	3,173

Iberdrola SA	3,610	94,923
Jardine Cycle & Carriage, Ltd.	1,000	7,872
Keppel Corp., Ltd.	2,000	14,795
Keppel Land, Ltd.	2,000	2,970
Neptune Orient Lines, Ltd.	2,000	4,474
Oversea-Chinese Banking Corp., Ltd.	4,050	27,844
Parkway Holdings, Ltd.	3,000	3,338
SembCorp Industries, Ltd.†	4,760	7,523
SembCorp Logistics, Ltd. †	1,678	1,711
SembCorp Marine, Ltd.	3,000	4,662
Singapore Airlines, Ltd.	3,000	19,906
Singapore Exchange, Ltd.	4,000	4,996
Singapore Land, Ltd.	1,000	3,346
Singapore Petroleum Co., Ltd.	1,000	2,941
Singapore Post, Ltd.	6,000	3,536
Singapore Press Holdings, Ltd.†	7,250	18,482
Singapore Technologies Engineering, Ltd.	5,000	7,169
Singapore Telecommunications, Ltd.†	30,580	50,279
SMRT Corp.	3,000	2,096
STATS ChipPAC, Ltd.†	6,000	4,288
Suntec Real Estate Investment Trust	4,000	2,886
United Overseas Bank, Ltd.	5,000	42,068
United Overseas Land, Ltd.	2,500	3,378
Venture Corp., Ltd.	1,000	9,469
Want Want Holdings, Ltd.	2,000	2,531
Wing Tai Holdings, Ltd.	3,000	1,767
		1,518,930

SOUTH AFRICA — 0.6%
Massmart Holdings, Ltd.†	43,311	291,197
Sappi, Ltd.	44,325	488,281
		779,478

SOUTH KOREA — 1.3%
Electrolux AB, Class B	1,240	26,359
Hyundai Motor Co. GDR†*(4)	22,242	629,449
Samsung Electronics Co., Ltd.	996	471,897
Samsung Electronics Co., Ltd. GDR (Frankfurt)†*	1,000	239,250
Samsung Electronics Co., Ltd. GDR (London)*	600	142,684
Samsung Electronics Co., Ltd. GDR (OTC)*	1,400	228,200
		1,737,839

SPAIN — 2.2%
Abertis Infraestructuras SA	916	23,270
Acciona SA	128	12,656
Acerinox SA†	818	11,111
ACS, Actividades de Construccion y Servicios, SA†	21,590	602,148
Amadeus Global Travel Distrubution SA, Class A†	1,445	12,643
Antena 3 de Television SA†	347	6,931
Banco Popular Espanol SA	3,785	45,645
Banco Santander Central Hispano SA	26,438	305,274
Cintra Concesiones de Infraestructuras de Transporte SA†	874	10,232
Corp Mapfre SA	479	7,141
Ebro Puleva SA	300	5,322
Fomento de Construcciones y Contratas SA	204	11,457
Gamesa Corp. Tecnologica SA†	487	6,583
Gas Natural SDG, SA	797	23,423
Gestevision Telecinco SA†	18,944	441,626
Grupo Ferrovial SA	281	18,051
Iberia Lineas Aereas de Espana SA	2,086	5,958

Indra Sistemas SA	605	11,948
Industria de Diseno Textil SA (Inditex)	970	24,911
Inmobiliaria Colonial SA	200	10,627
Metrovacesa SA	183	10,779
NH Hoteles SA	346	4,735
Promotora de Informaciones SA	341	6,590
Repsol YPF SA	4,074	103,700
Sacyr Vallehermoso SA	474	11,168
Sociedad General de Aguas de Barcelona SA, Class A	256	5,519
Sogecable SA†	179	6,348
Telefonica Publicidad e Informacion SA	738	6,431
Telefonica SA	70,739	1,155,008
Union Fenosa SA	948	28,810
Zeltia SA†	670	4,527
		2,940,572

SWEDEN — 2.4%
Alfa Laval AB	400	5,773
Assa Abloy AB, Class B	1,200	15,395
Atlas Copco AB	556	8,791
Atlas Copco AB†	400	5,739
Axfood AB	100	2,504
Billerud AB	200	2,391
Capio AB†	400	5,876
Castellum AB	200	8,137
D Carnegie & Co. AB	200	2,367
Elekta AB, Class B†	100	4,142
Eniro AB	700	7,946
Gambro AB, Class A	900	12,011
Gambro AB, Class B	500	6,674
Getinge AB, Class B	800	10,890
Hennes & Mauritz AB, Class B	2,100	73,742
Hoganas AG	200	5,354
Holmen AB, Class B	300	8,089
Lundin Petroleum AB†	700	5,987
Modern Times Group AB, Class B†	231	7,056
Nordea Bank AB	9,200	83,387
OMX AB†	400	4,543
Sandvik AB	900	33,294
Sas AB†	700	6,003
Scania AB, Class B	500	18,384
Securitas AB, Class B	1,292	21,506
Skandia Forsakrings AB	124,921	685,351
Skandinaviska Enskilda Banken AB, Class A	1,800	29,851
Skanska AB, Class B	1,516	18,683
SKF AB	1,676	17,086
SSAB Svenskt Stal AB, Series A	200	4,598
SSAB Svenskt Stal AB, Series B	200	4,398
Svenska Cellulosa AB, Class B	16,613	532,302
Svenska Handelsbanken AB, Class A	2,273	46,319
Swedish Match AB	1,400	15,865
Tele2 AB, Class B†	500	4,684
Telefonaktiebolaget LM Ericsson, Class B	284,060	907,484
Telelogic AB†	1,100	2,104
TeliaSonera AB	7,959	37,971
Trelleborg AB, Class B	400	5,922
Volvo AB, Class A	500	19,648
Volvo AB, Class B	9,722	394,520
Wihlborgs Fastighe AB	400	8,695
Wihlborgs Fastigheter AB†	280	6,810
WM-data AB, Class B	2,000	5,014
		3,113,286

SWITZERLAND — 6.2%
ABB, Ltd.†	8,750	57,015
Adecco SA	582	26,421
Ciba Specialty Chemicals AG	299	17,362
Clariant AG†	1,024	13,552
Compagnie Financiere Richemont AG, Class A(3)	2,206	73,944
Credit Suisse Group	22,963	900,907
Geberit AG	17	10,862
Givaudan SA	31	18,005
Holcim, Ltd.	818	49,626
Kudelski SA†	157	5,720
Kuoni Reisen Holdings†	12	4,871
Logitech International SA†	362	11,612
Lonza Group AG	168	9,276
Micronas Semiconductor Holdings AG†	144	5,426
Nestle SA	9,169	2,343,246
Nobel Biocare Holding AG	103	20,846
Novartis AG	45,836	2,177,070
Phonak Holding AG	189	7,067
PSP Swiss Property AG†	200	8,675
Rieter Holding AG	19	5,253
Roche Holdings AG-Genusschein	3,126	394,218
Schindler Holding AG	22	7,930
Serono SA, Class B	567	362,363
SIG Holding AG†	50	11,295
Societe Generale Surveillance Holdings SA	19	13,009
Straumann Holding AG	35	7,282
Sulzer AG	16	6,586
Swatch Group AG	245	6,988
Swatch Group AG, Class B	148	20,738
Swiss Re	1,432	87,766
Swisscom AG	104	33,866
Syngenta AG†	475	48,652
Synthes, Inc.†	204	22,355
UBS AG	16,951	1,319,185
Unaxis Holding AG†	51	6,999
Valora Holdings AG†	15	3,394
Zurich Financial Services AG†	641	110,087
		8,229,469

TAIWAN — 1.4%
AU Optronics Corp. ADR	12,900	218,526
Chinatrust Financial Holding Co., Ltd.	374,000	406,837
Hon Hai Precision Industry Co., Ltd. GDR	64,984	672,584
MediaTek, Inc.	54,000	464,825
		1,762,772

THAILAND — 0.5%
Thai Oil Public Co., Ltd.†(2)	403,374	619,825

TURKEY — 0.3%
Turkiye Garanti Bankasi AS ADR†	88,500	358,425

UNITED KINGDOM — 22.4%
3i Group, PLC†	2,733	33,104
Admiral Group, PLC†	63,247	421,093
Aegis Group, PLC	4,977	8,830
Aggreko, PLC	1,134	3,742
Alliance Unichem, PLC	1,115	16,934
AMEC, PLC	1,477	8,701
Amvescap, PLC	3,246	19,254
Anglo American, PLC	6,313	148,164
ARM Holdings, PLC	6,007	12,138
Arriva, PLC	868	8,456

Associated British Ports Holdings, PLC	1,377	12,098
AstraZeneca, PLC	17,651	729,396
Aviva, PLC	10,533	116,940
BAA, PLC	4,765	52,836
BAE Systems, PLC	167,740	858,675
Balfour Beatty, PLC	1,885	11,147
Barclays, PLC	28,717	284,941
Barratt Developments, PLC	1,068	13,683
BBA Group, PLC	2,007	11,077
Bellway, PLC	500	7,709
Berkeley Group Holdings, PLC(3)	483	7,893
BG Group, PLC	15,731	128,919
BHP Billiton, PLC	10,975	140,769
BOC Group, PLC	2,222	39,826
Boots Group, PLC	3,265	35,535
Bovis Homes Group, PLC	500	6,354
BP, PLC	168,622	1,753,452
BPB, PLC	2,223	20,993
Britannic Group, PLC†(2)(4)	900	8,204
British Airways, PLC†	2,409	11,325
British American Tobacco, PLC	36,108	697,456
British Land Co., PLC	2,306	36,134
British Sky Broadcasting Group, PLC	38,292	360,869
Brixton, PLC	1,200	7,640
BT Group, PLC	37,912	155,568
Bunzl, PLC†	1,557	14,540
Cable & Wireless, PLC	10,465	27,832
Cadbury Schweppes, PLC	66,156	629,764
Capita Group, PLC	2,944	19,340
Carnival, PLC	14,493	823,120
Cattles, PLC	40,486	222,907
Centrica, PLC†	16,627	68,925
Close Brothers Group, PLC	578	7,615
Cobham, PLC	495	12,546
Compass Group, PLC	9,591	40,235
Cookson Group, PLC†	842	4,584
Corus Group, PLC†	19,738	14,714
Daily Mail & General Trust	1,340	15,741
Davis Service Group, PLC	901	7,314
De La Rue, PLC	818	5,929
Diageo, PLC	30,702	451,145
Dixons Group, PLC	8,475	23,766
Electrocomponents, PLC	1,937	8,310
EMAP, PLC	1,144	15,900
EMI Group, PLC†	3,513	15,914
Enterprise Inns, PLC	1,555	23,163
Exel, PLC	1,326	20,075
Filtrona, PLC†	1,001	4,358
First Choice Holidays, PLC†	1,900	6,486
FirstGroup, PLC	1,762	10,362
FKI, PLC	2,589	4,494
Friends Provident, PLC	8,238	26,800
Gallaher Group, PLC	2,900	43,029
George Wimpey, PLC	1,737	13,625
GKN, PLC	3,274	15,068
GlaxoSmithKline, PLC	75,223	1,814,954
Great Portland Estates, PLC†	723	4,514
Group 4 Securicor, PLC†	5,064	13,276
GUS, PLC	4,465	70,193
Hammerson, PLC	1,234	19,594
Hanson, PLC	3,250	31,137
Hays, PLC	7,530	17,400
HBOS, PLC	17,468	268,817

Hilton Group, PLC	7,059	36,059
HMV Group, PLC	1,802	7,605
HSBC Holdings, PLC (London)	86,358	1,376,377
ICAP, PLC	2,153	11,428
IMI, PLC	1,578	11,749
Imperial Chemical Industries, PLC	5,300	24,041
Imperial Tobacco Group, PLC	3,240	87,014
Inchcape, PLC	336	12,347
Intercontinental Hotels Group, PLC†	2,024	25,461
International Power, PLC†	6,553	24,173
Intertek Group, PLC	689	8,632
Invensys, PLC†	25,302	4,722
iSOFT Group, PLC†	1,000	7,495
ITV, PLC	18,220	40,088
J. Sainsbury, PLC†	6,052	30,837
Johnson Matthey, PLC	980	18,697
Kelda Group, PLC	1,670	20,855
Kesa Electricals, PLC	2,355	11,743
Kingfisher, PLC	10,446	45,790
Land Securities Group, PLC	2,082	51,727
Legal & General Group, PLC	28,940	59,451
Liberty International, PLC	1,074	18,615
Linde AG	371	24,975
Lloyds TSB Group, PLC	24,899	210,465
LogicaCMG, PLC	3,341	10,363
London Stock Exchange, PLC	1,132	9,958
Man Group, PLC	15,485	400,133
Marconi Corp., PLC†	927	5,007
Marks & Spencer Group, PLC	7,367	47,437
Meggitt, PLC	1,910	9,654
Mfi Furniture Group, PLC	2,623	5,183
Misys, PLC	2,202	9,340
Mitchells & Butler, PLC	2,295	13,680
National Express Group, PLC	618	10,029
National Grid Group, PLC	70,798	684,616
Next, PLC	1,160	31,242
O2, PLC†	307,338	748,295
Pearson, PLC	3,571	41,892
Peninsular & Oriental Steam Navigation Co.	3,308	18,758
Persimmon, PLC	1,221	17,056
Pilkington, PLC	4,596	9,827
Premier Farnell, PLC	1,615	4,655
Provident Financial, PLC	1,135	14,600
Prudential, PLC	153,823	1,360,248
Punch Taverns, PLC	1,114	14,575
Rank Group, PLC	2,777	13,327
Reckitt Benckiser, PLC	13,240	389,016
Reed Elsevier, PLC	5,667	54,105
Rentokil Initial, PLC	8,053	22,929
Reuters Group, PLC	6,385	45,008
Rexam, PLC	2,450	21,078
Rio Tinto, PLC	4,748	144,559
Rolls Royce Group, PLC†	79,842	409,350
Rolls Royce Group, PLC, Class B	312,550	560
Royal & Sun Alliance Insurance Group, PLC	12,958	19,392
Royal Bank of Scotland Group, PLC	69,993	2,107,765
RT Group, PLC†*(2)(4)	207	19
Ryanair Holdings, PLC Sponsored ADR†	168	7,533
SABMiller, PLC	3,919	60,978
Sage Group, PLC	5,702	22,763
Schroders, PLC	554	7,492

Scottish & Newcastle, PLC	3,383	28,002
Scottish and Southern Energy, PLC	3,821	69,089
Scottish Power, PLC	8,296	73,496
Serco Group, PLC	2,060	9,379
Severn Trent, PLC	25,620	465,560
Shell Transport & Trading Co., PLC	86,342	836,416
Shire Pharmaceuticals Group, PLC	40,899	447,801
Signet Group, PLC	7,722	14,994
Slough Estates, PLC	1,867	17,378
Smith & Nephew, PLC	4,175	41,093
Smiths Group, PLC	32,286	530,950
SSL International, PLC	843	4,263
Stagecoach Group, PLC†	3,788	7,983
Tate & Lyle, PLC	2,163	18,440
Taylor Woodrow, PLC	2,612	15,754
Tesco, PLC	91,333	520,227
Tomkins, PLC	3,443	16,050
Travis Perkins, PLC	500	15,534
Trinity Mirror, PLC	1,313	14,477
Tullow Oil, PLC†	99,315	331,086
Unilever, PLC	12,307	118,285
United Business Media, PLC†	1,231	10,898
United Utilities, PLC	2,484	29,296
United Utilities, PLC Class A†	1,376	8,140
Vodafone Group, PLC	1,262,926	3,068,787
Whitbread, PLC	1,328	22,601
William Hill, PLC	1,754	16,877
William Morrison Supermarkets, PLC	213,253	707,492
Wolseley, PLC	37,222	779,642
WPP Group, PLC	123,063	1,262,432
Yell Group, PLC	3,131	23,806
		29,516,337

UNITED STATES — 0.0%
Hutchison Telecommunications International, Ltd.†	7,000	6,947

TOTAL COMMON STOCK (cost $118,018,216)		124,806,107

Preferred Stock — 0.1%

GERMANY — 0.1%
Fresenius Medical Care AG	116	8,080
Henkel KGaA	264	23,606
Porsche AG	35	26,238
ProSieben SAT.1 Media AG (Information & Entertainment)	365	6,266
RWE AG	174	9,967
Volkswagen AG	468	16,570
TOTAL PREFERRED STOCK (cost $70,696)		90,727

Warrants — 0.0%†

HONG KONG — 0.0%
Hopewell Highway Infrastructure, Ltd. Expires 08/05/06 (strike price $4.18)	100	18
Kingboard Chemical Holdings, Ltd. Expires 12/31/06 (strike price $20.00)	200	126
		144
SINGAPORE — 0.0%
City Developments, Ltd. Expires 05/10/06 (strike price $2.50)	100	299

TOTAL WARRANTS (cost $0)		443

Rights — 0.0%†

NEW ZEALAND — 0.0%
Kiwi Income Property Trust	139	0

SPAIN — 0.0%
Sacyr Vallehermoso SA	474	350

TOTAL RIGHTS (cost $209)		350

Exchange Traded Funds — 1.5%

UNITED STATES — 1.5%
iShares MSCI EAFE Index Fund(1) (cost $1,949,799)	37,300	1,954,147

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $120,038,920)		126,851,774

Short-Term Investment Securities — 1.6%

CORPORATE SHORT-TERM NOTES — 1.5%
UBS Financial of Delaware, LLC 3.39% due 07/01/05(1)	$1,950,000	1,950,000

TIME DEPOSIT — 0.0%
Euro Time Deposit with State Street Bank & Trust Co. 1.05% due 07/01/05(1)	65,000	65,000

U.S. GOVERNMENT OBLIGATIONS — 0.1%
United States Treasury Bills 2.90% due 09/15/05(1)	95,000	94,399

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $2,109,418)		2,109,399

Repurchase Agreements — 1.1%

Agreement with State Street Bank & Trust Co., bearing interest at 1.40%, dated 06/30/05, to be repurchased 07/01/05 in the amount of $149,006 and collateralized by $155,000 of United States Treasury Notes, bearing interest at 3.50%, due 02/15/10 and having an approximate value of $155,194 (1)		149,000	149,000
Agreement with State Street Bank & Trust Co., bearing interest at 1.40%, dated 06/30/05, to be repurchased on 07/01/05 in the amount of $1,260,049 and collateralized by $895,000 of United States Treasury Bonds, bearing interest at 8.75%, due 05/15/17 and having an approximate value of $1,291,038 (1)		1,260,000	1,260,000
Agreement with State Street Bank & Trust Co., bearing interest at 1.80%, dated 06/30/05, to be repurchased 07/01/05 in the amount of $65,003 and collateralized by $50,000 of United States Treasury Bonds, bearing interest at 8.75%, due 05/15/17 and having an approximate value of $72,125 (1)		65,000	65,000
TOTAL REPURCHASE AGREEMENTS (cost $1,474,000)			1,474,000

TOTAL INVESTMENTS —
(cost $123,622,339) @	99.0%		130,435,173
Other assets less liabilities—	1.0		1,335,764

NET ASSETS—	100.0%		$131,770,937

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At June 30, 2005 the aggregate value of these securities was $2,018,957 representing 1.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

@	See Note 4 for cost of investments on a tax basis.
(1)	The security or a portion thereof represents collateral for open futures contracts.
(2)	Fair valued security; see Note 1.
(3)	Consists of more than one class of securities traded together as a unit.
(4)	Illiquid security
(5)

A substantial number of the Portfolio’s holdings were valued using fair value procedures at June 30, 2005. At June 30, 2005, the aggregate value of these securities was $118,933,520 representing 90.3% of net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities.

ADR-	American Depository Receipt
GDR-	Global Depository Receipt
SDR-	Swedish Depository Receipt

Open Futures Contracts

					Unrealized
Number of			Value at	Value as of	Appreciation
Contracts	Description	Expiration Date	Trade Date	June 30, 2005	(Depreciation)
2 Long	DJ Euro STOXX 50	September 2005	$ 76,668	$ 77,433	$765
9 Long	Dow Jones STOXX 50	September 2005	330,082	332,106	2,024
1 Long	Hang Seng Index	July 2005	91,499	91,390	(109)
52 Long	MSCI Pan-Euro Index	September 2005	1,187,429	1,188,819	1,390
4 Long	NIKKEI 225 Index	September 2005	230,330	230,500	170
5 Long	OMX Index	July 2005	52,305	52,664	359
1 Long	S&P ASX 200 Index	September 2005	80,747	81,427	680
3 Long	Tokyo Price Index	September 2005	309,855	317,977	8,122
					$13,400

Open Forward Foreign Currency Contracts

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Appreciation
CHF	163,633.41	USD	136,021	07/15/05	$8,195
*GBP	305,107.00	USD	551,731	07/20/05	5,485
NOK	553,080	USD	86,419	08/26/05	1,595
SEK	1,019,931	USD	134,787	09/26/05	3,606
USD	284,405.78	EUR	235,011	07/29/05	269
USD	148,881	DKK	914,126	09/22/05	54
					19,203

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Depreciation
HKD	11,718,980	USD	1,507,025	09/15/05	$(1,428)
HUF	73,892,000	USD	357,087	09/14/05	(2,453)
*USD	1,053,981.32	GBP	574,533	07/20/05	(25,370)
USD	3,143,468	JPY	342,518,477	07/27/05	(47,605)
USD	1,668,524	AUD	2,152,934	08/18/05	(34,532)
USD	362,147	SGD	605,509	08/22/05	(2,255)
ZAR	1,687,172	USD	252,323	07/20/05	(915)
					(114,558)
Net Unrealized Appreciation (Depreciation)					$(95,354)

*  Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - Pound Sterling

HKD - Hong Kong Dollar

HUF-  Hungarian Forint

JPY -  Japanese Yen

NOK - Norwegian Krone

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

ZAR-  South African Rand

Industry Allocation*

Banks	13.7%
Telecommunications	8.9
Financial Services	7.6
Drugs	7.5
Food, Beverage & Tobacco	5.0
Energy Services	4.5
Retail	4.4
Energy Sources	4.3
Electronics	4.0
Automotive	3.7
Insurance	3.5
Metals & Minerals	3.3
Broadcasting & Media	2.7
Business Services	2.4
Transportation	2.2
Chemicals	2.1
Real Estate Companies	2.0
Electric Utilities	1.8
Corporate Short-Term Note	1.5
Machinery	1.4
Forest Products	1.3
Medical Products	1.3
Electrical Equipment	1.2
Leisure & Tourism	1.2
Aerospace & Military Technology	1.1
Repurchase Agreements	1.1
Household & Personal Products	0.8
Housing & Household Durables	0.7
Apparel & Textiles	0.6
Computer Software	0.6
Gas & Pipeline Utilities	0.6
Computers & Business Equipment	0.5
Entertainment Products	0.4
Computer Services	0.3
Multi-Industry	0.3
Consumer Staples	0.2
Internet Content	0.1
Real Estate Investment Trusts	0.1
U.S. Government Obligations	0.1
99.0%

* Calculated as a percentage of net assets.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

DIVERSIFIED FIXED

INCOME PORTFOLIO

Investment Portfolio — June 30, 2005

(unaudited)

Asset-Backed Securities — 5.1%	Principal Amount	Value (Note 1)

FINANCE — 5.1%

Financial Services — 5.1%
Aesop Funding II, LLC, Series 2003-3A A3 3.72% due 07/20/09*	$350,000	$344,492
Bear Stearns Commercial Mtg. Securities, Inc., Series 1998-C1 A2 6.44% due 06/16/30(5)	200,000	211,548
Bear Stearns Commercial Mtg. Securities, Inc., Series 1999 WF2 A2 7.08% due 07/15/31(5)	300,000	328,381
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP2 A2 6.48% due 02/15/35(5)	350,000	385,518
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP4 A3 5.61% due 11/15/33(5)	200,000	212,622
Capital Auto Receivables Asset Trust, Series 2003-3 A3A 2.96% due 01/15/08	190,000	187,691
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% due 07/15/11	100,000	99,068
Carmax Auto Owner Trust, Series 2002-1 A4 4.23% due 09/17/07	126,143	126,413
Chase Commercial Mtg. Securities Corp., Series 1998-1 A2 6.56% due 05/18/30(5)	159,941	168,230
Chase Commercial Mtg. Securities Corp., Series 1998-2 A2 6.39% due 11/18/30(5)	200,000	212,830
Commercial Mtg. Asset Trust, Series 1999-C1 A3 6.64% due 01/17/32(5)	200,000	215,668
Connecticut RRB Special Purpose Trust CL&P, Series 2001-1 A5 6.21% due 12/30/11	200,000	217,434
Credit Suisse First Boston Mtg., Series 2000 C1 A2 7.55% due 04/15/62(5)	450,000	505,523
First Union - Chase Commercial Mtg. Trust, Series 1999-C2 A2 6.65% due 06/15/31(5)	300,000	322,648
First Union Lehman Brothers Bank, Series 1998-C2 A2 6.56% due 11/18/35(5)	298,675	314,588
GE Commercial Equipment Financing, LLC, Series 2004 A A3 3.36% due 06/22/08*	460,000	454,034
Greenwich Capital Commercial Funding Corp., Series 2005 GG3 A4 4.80% due 07/01/05(1)(5)	300,000	305,295
Harley-Davidson Motorcycle Trust, Series 2002-1 A2 4.50% due 01/15/10	128,161	128,721
Harley-Davidson Motorcycle Trust, Series 2004-3 A2 3.20% due 05/15/12	220,000	216,663
Household Affinity Credit Card Master Note Trust, Series 2003-2 A 2.18% due 02/15/08	200,000	198,019
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13% due 12/15/30(5)	200,000	218,486
Morgan Stanley Capital I, Series 1998-WF1 A2 6.55% due 03/15/30(5)	216,217	226,512
Morgan Stanley Capital I, Series 1998-WF2 A2 6.54% due 07/15/30(5)	199,793	210,690
Morgan Stanley Capital I, Series 1999-LIFE A2 7.11% due 04/15/33(5)	450,000	493,946
Morgan Stanley Capital I, Series 1999-WF1 A2 6.21% due 11/15/31(5)	300,000	316,127
Morgan Stanley Dean Witter Capital I, Series 2001-TOP1 A4 6.66% due 02/15/33(5)	450,000	497,230
Morgan Stanley Dean Witter Capital I, Series 2002-HQ A2 6.09% due 04/15/34(5)	300,000	312,588
Morgan Stanley Dean Witter Capital I, Series 2002-HQ A3 6.51% due 04/15/34(5)	200,000	221,821
Nissan Auto Receivables Owner Trust, Series 2002-B A4 4.60% due 09/17/07	86,161	86,308
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% due 07/15/09	410,000	399,911
Nomura Asset Securities Corp., Series 1998-D6 A1B 6.59% due 03/15/30(5)	200,000	212,276
Onyx Acceptance Owner Trust, Series 2004-B A3 3.09% due 09/15/08	300,000	297,885
WFS Financial Owner Trust, Series 2003-3 A4 3.25% due 05/20/11	400,000	395,799
WFS Financial Owner Trust, Series 2003-4 A4 3.15% due 05/20/11	145,000	143,467

TOTAL ASSET-BACKED SECURITIES (cost $9,161,255)		9,188,432

Bonds & Notes — 76.9%

CONSUMER DISCRETIONARY — 1.1%

Automotive — 0.5%
DaimlerChrysler AG 7.45% due 03/01/27	100,000	113,864
DaimlerChrysler NA Holding Corp. 4.05% due 06/04/08	250,000	246,171
DaimlerChrysler NA Holding Corp. 6.50% due 11/15/13	330,000	357,129
Ford Motor Co. 7.45% due 07/16/31	150,000	125,222
General Motors Corp. 8.38% due 07/15/33	145,000	121,075

Housing & Household Durables — 0.4%
Centex Corp. 7.50% due 01/15/12	130,000	147,461
Centex Corp. 7.88% due 02/01/11	50,000	57,162
Lennar Corp. 7.63% due 03/01/09	60,000	66,199
Pulte Homes, Inc. 7.88% due 08/01/11	200,000	232,046
Toll Brothers, Inc. 6.88% due 11/15/12	120,000	133,833

Retail — 0.2%
May Department Stores Co. 5.75% due 07/15/14	90,000	94,923
May Department Stores Co. 8.00% due 07/15/12	170,000	200,544
Staples, Inc. 7.13% due 08/15/07	85,000	90,072
Staples, Inc. 7.38% due 10/01/12	50,000	57,801
		2,043,502

CONSUMER STAPLES — 0.8%

Food, Beverage & Tobacco — 0.8%
Altria Group, Inc. 7.00% due 11/04/13	125,000	139,887
ConAgra Foods, Inc. 8.25% due 09/15/30	100,000	137,758
Great Atlantic & Pacific Tea Co., Inc. 9.13% due 12/15/11	75,000	78,937
Kraft Foods, Inc. 4.13% due 11/12/09	180,000	178,473
Kraft Foods, Inc. 5.63% due 11/01/11	50,000	53,041
Kroger Co. 6.75% due 04/15/12	200,000	221,463
Miller Brewing Co. 4.25% due 08/15/08*	200,000	199,128
Philip Morris Cos., Inc. 6.38% due 02/01/06	40,000	40,478
Philip Morris Cos., Inc. 7.65% due 07/01/08	70,000	76,214
Tyson Foods, Inc. 8.25% due 10/01/11	230,000	272,773
		1,398,152

ENERGY — 1.3%

Energy Services — 0.7%
Enterprise Products Operating LP, Series B 4.63% due 10/15/09	110,000	109,508
Enterprise Products Operating LP, Series B 6.65% due 10/15/34	110,000	120,766
Halliburton Co. 7.60% due 08/15/96	180,000	234,739
Motiva Enterprises, LLC 5.20% due 09/15/12*	225,000	231,977
Tesoro Petroleum Corp. 8.00% due 04/15/08	100,000	105,500
Valero Energy Corp. 7.50% due 04/15/32	170,000	209,834
Xcel Energy, Inc. 7.00% due 12/01/10	200,000	222,498

Energy Sources — 0.6%
Alliant Energy Resources, Inc. 9.75% due 01/15/13	180,000	234,569
Amerada Hess Corp. 7.88% due 10/01/29	290,000	366,416
Devon Financing Corp., ULC 6.88% due 09/30/11	220,000	246,173
XTO Energy, Inc. 7.50% due 04/15/12	250,000	287,536
		2,369,516

FINANCE — 9.4%

Banks — 2.0%
BAC Capital Trust VI 5.63% due 03/08/35	230,000	242,820
Bank of America Corp. 6.25% due 04/15/12(3)	370,000	408,973
Bank of America Corp. 7.40% due 01/15/11	160,000	183,117
Bank One Corp. 5.90% due 11/15/11	260,000	280,413
First Union National Bank 7.80% due 08/18/10	300,000	348,462
HSBC Bank USA 4.63% due 04/01/14	300,000	299,489
Independence Community Bank Corp. 3.75% due 04/01/09(1)	230,000	221,725
MBNA America Bank NA 5.38% due 01/15/08	260,000	267,244
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*	200,000	210,370
Nationsbank Corp. 6.80% due 03/15/28	100,000	119,061
Sovereign Bank 4.00% due 02/01/08	200,000	198,219
US Bank NA 4.95% due 10/30/14	350,000	359,709
Wells Fargo & Co. 5.13% due 02/15/07	500,000	508,267

Financial Services — 4.9%
Capital One Financial Corp. 7.25% due 05/01/06	220,000	225,617
Citigroup, Inc. 5.00% due 09/15/14	953,000	974,867
Credit Suisse First Boston 5.75% due 04/15/07	250,000	257,118
CS First Boston USA, Inc. 4.88% due 01/15/15	300,000	303,573
Duke Capital, LLC 5.67% due 08/15/14	190,000	197,387
ERAC USA Finance Co. 7.35% due 06/15/08*	90,000	97,106
ERAC USA Finance Co. 8.00% due 01/15/11*	130,000	150,530

Ford Motor Credit Co. 5.70% due 01/15/10	60,000	55,340
Frank Russell Co. 5.63% due 01/15/09*	100,000	104,789
General Electric Capital Corp., Series MTNA 6.00% due 06/15/12(3)	440,000	479,872
General Electric Capital Corp., Series MTNA 6.75% due 03/15/32	250,000	308,497
General Motors Acceptance Corp. 6.75% due 12/01/14	70,000	62,627
General Motors Acceptance Corp. 6.88% due 09/15/11	20,000	18,462
Goldman Sachs Capital I 6.35% due 02/15/34	235,000	256,853
Goldman Sachs Group, Inc. 6.60% due 01/15/12	160,000	177,826
Household Finance Corp. 4.75% due 07/15/13	100,000	100,151
Household Finance Corp. 6.38% due 10/15/11(3)	420,000	459,202
J.P. Morgan Chase & Co. 5.13% due 09/15/14	380,000	388,721
J.P. Morgan Chase & Co. 6.75% due 02/01/11(3)	550,000	608,245
John Hancock Global Funding II 5.00% due 07/27/07*	200,000	202,837
Morgan Stanley 4.75% due 04/01/14(3)	1,010,000	995,021
NiSource Finance Corp. 7.88% due 11/15/10	190,000	218,323
Philip Morris Capital Corp. 7.50% due 07/16/09	40,000	43,184
Premium Asset Trust, Series 2004-04 4.13% due 03/12/09*	140,000	136,781
Pricoa Global Funding I 3.90% due 12/15/08*	200,000	197,791
Principal Life Global Funding I 6.13% due 10/15/33*	190,000	217,722
Prudential Financial, Inc., Series MTNB 5.10% due 09/20/14	305,000	313,932
SB Treasury Co., LLC 9.40% due 06/30/08*(1)	110,000	123,298
Sun Life Canada US Capital Trust 8.53% due 05/06/07*	350,000	383,921
Verizon Global Funding Corp. 6.88% due 06/15/12	150,000	170,230
Verizon Global Funding Corp. 7.75% due 12/01/30	140,000	180,775
Wachovia Bank NA 4.88% due 02/01/15	250,000	254,376

Insurance — 2.5%
Ace Capital Trust II 9.70% due 04/01/30	220,000	303,620
ACE INA Holdings, Inc. 8.30% due 08/15/06	50,000	52,202
Allstate Life Global Funding Trusts 4.25% due 02/26/10	200,000	200,122
American Financial Group, Inc. 7.13% due 04/15/09	140,000	152,594
Asif Global Financing,. Series XXVI 2.50% due 01/30/07*	150,000	146,008
Everest Reinsurance Group, Ltd. 5.40% due 10/15/14	120,000	123,245
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10	10,000	11,731
Farmers Insurance Exchange 8.63% due 05/01/24*	250,000	310,348
Fidelity National Financial, Inc. 7.30% due 08/15/11	100,000	106,257
Hartford Life, Inc. 7.10% due 06/15/07	200,000	210,191
Jackson National Life Insurance Co. 5.25% due 03/15/07*	85,000	87,041
Liberty Mutual Insurance Co. 5.75% due 03/15/14*	90,000	90,603
Liberty Mutual Insurance Co. 7.70% due 10/15/97*	130,000	143,514
Marsh & McLennan Cos., Inc. 3.63% due 02/15/08	35,000	34,137
Marsh & McLennan Cos., Inc. 5.38% due 07/15/14	290,000	288,869
Marsh & McLennan Cos., Inc. 6.25% due 03/15/12	35,000	36,941
Mercury General Corp. 7.25% due 08/15/11	175,000	195,726
MetLife, Inc. 5.70% due 06/15/35	240,000	247,410
MetLife, Inc. 6.13% due 12/01/11	200,000	217,204
MMI Capital Trust, Series B 7.63% due 12/15/27	100,000	116,211
Protective Life Secured Trust, Series MTN 4.00% due 10/07/09	170,000	168,670
St Paul Travelers Cos., Inc. 5.75% due 03/15/07	140,000	143,069
Torchmark Corp. 6.25% due 12/15/06	120,000	123,491
Transamerica Capital II 7.65% due 12/01/26*	200,000	240,312
Travelers Property Casualty Corp. 6.38% due 03/15/33	70,000	76,350
Unitrin, Inc. 5.75% due 07/01/07	200,000	205,040
W.R. Berkley Capital Trust 8.20% due 12/15/45	260,000	269,947
Willis Group North America, Inc. 5.63% due 07/15/15	65,000	65,418
XL Capital, Ltd. 5.25% due 09/15/14	65,000	65,931
		16,745,045

HEALTHCARE — 0.8%

Drugs — 0.3%
Schering-Plough Corp. 6.50% due 12/01/33	175,000	210,882
Wyeth 5.50% due 02/01/14	240,000	252,887
Wyeth 6.95% due 12/21/05	130,000	145,284

Health Services — 0.3%
Anthem, Inc. 6.80% due 08/01/12	30,000	33,852
Humana, Inc. 7.25% due 08/01/06	200,000	205,485
Quest Diagnostics, Inc. 6.75% due 07/12/06	200,000	205,093
UnitedHealth Group, Inc. 5.20% due 01/17/07	110,000	111,769
WellPoint Health Networks, Inc. 6.38% due 01/15/12	45,000	49,625

Medical Products — 0.2%
Beckman Coulter, Inc. 7.45% due 03/04/08	260,000	280,011
		1,494,888

INDUSTRIAL & COMMERCIAL — 0.7%

Aerospace & Military Technology — 0.1%
Goodrich Corp. 7.63% due 12/15/12	20,000	23,480
Raytheon Co. 4.85% due 01/15/11	150,000	152,235

Business Services — 0.5%
Aramark Services, Inc. 7.00% due 07/15/06	180,000	184,074
Aramark Services, Inc. 7.00% due 05/01/07	200,000	208,742
Hutchison Whampoa International, Ltd. 5.45% due 11/24/10*	200,000	206,224
Waste Management, Inc. 6.88% due 05/15/09	250,000	270,660

Machinery — 0.1%
Kennametal, Inc. 7.20% due 06/15/12	180,000	201,367
		1,246,782

INFORMATION & ENTERTAINMENT — 3.1%

Broadcasting & Media — 2.2%
AOL Time Warner, Inc. 6.75% due 04/15/11	150,000	166,228
AOL Time Warner, Inc. 6.88% due 05/01/12	260,000	293,389
AOL Time Warner, Inc. 7.63% due 04/15/31	230,000	287,245
AOL Time Warner, Inc. 7.70% due 05/01/32	100,000	126,502
Belo Corp. 8.00% due 11/01/08	180,000	195,596
Chancellor Media Corp. 8.00% due 11/01/08	125,000	134,396
Clear Channel Communications, Inc. 5.00% due 03/15/12	260,000	245,901
Clear Channel Communications, Inc. 7.65% due 09/15/10	20,000	21,662
Comcast Cable Communications, Inc. 8.38% due 05/01/07	150,000	160,914
Comcast Corp. 7.05% due 03/15/33	345,000	407,322
Cox Communications, Inc. 3.88% due 10/01/08	70,000	68,526
Cox Communications, Inc. 5.45% due 12/15/14	60,000	61,241
Cox Communications, Inc. 7.13% due 10/01/12	200,000	224,284
Cox Enterprises, Inc. 7.88% due 09/15/10*	210,000	236,077
Lenfest Communications, Inc. 8.38% due 11/01/05	40,000	40,566
Liberty Media Corp. 7.88% due 07/15/09	40,000	42,687
Liberty Media Corp. 8.25% due 02/01/30	210,000	208,907
News America Holdings, Inc. 8.45% due 08/01/34	20,000	26,035
News America, Inc. 6.63% due 01/09/08(3)	290,000	306,016
Univision Communications, Inc. 3.88% due 10/15/08	25,000	24,256
Univision Communications, Inc. 7.85% due 07/15/11	180,000	204,479
USA Interactive 7.00% due 01/15/13	260,000	277,231
Viacom, Inc. 7.70% due 07/30/10	150,000	167,416

Leisure & Tourism — 0.9%
American Airlines, Inc., Series 2003-1 Pass Through 3.86% due 01/09/12	44,708	43,874
Continental Airlines, Inc., Series 98-3 Pass Through 6.32% due 11/01/08	200,000	200,336
GTECH Holdings Corp. 4.50% due 12/01/09	175,000	172,659
Harrah’s Operating Co., Inc. 5.50% due 07/01/10	10,000	10,320
Harrah’s Operating Co., Inc. 5.63% due 06/01/15*	15,000	15,278
Harrah’s Operating Co., Inc. 7.50% due 01/15/09	70,000	76,460
Harrah’s Operating Co., Inc. 8.00% due 02/01/11	135,000	154,797
Hilton Hotels Corp. 7.20% due 12/15/09	55,000	60,291
Marriott International, Inc. 4.63% due 06/15/12	180,000	178,224
MGM Mirage, Inc. 8.50% due 09/15/10	210,000	233,100
Park Place Entertainment Corp. 7.50% due 09/01/09	150,000	165,375

Tricon Global Restaurants, Inc. 7.65% due 05/15/08	210,000	228,112
		5,465,702

INFORMATION TECHNOLOGY — 1.8%

Computers & Business Equipment — 0.2%
Hewlett-Packard Co. 5.75% due 12/15/06	260,000	266,050

Telecommunications — 1.6%
AT&T Broadband Corp. 8.38% due 03/15/13	240,000	292,644
AT&T Wireless Services, Inc. 7.88% due 03/01/11(3)	110,000	127,838
AT&T Wireless Services, Inc. 8.13% due 05/01/12	130,000	155,759
AT&T Wireless Services, Inc. 8.75% due 03/01/31	170,000	238,279
BellSouth Corp. 5.20% due 09/15/14	260,000	267,950
BellSouth Corp. 6.00% due 11/15/34	190,000	202,043
Corning, Inc. 6.05% due 06/15/15	170,000	170,213
Motorola, Inc. 6.50% due 11/15/28	150,000	166,016
Motorola, Inc. 7.50% due 05/15/25	50,000	61,164
SBC Communications, Inc. 5.10% due 09/15/14	410,000	419,209
Sprint Capital Corp. 6.88% due 11/15/28	190,000	218,097
Sprint Capital Corp. 7.63% due 01/30/11	400,000	456,832
Sprint Capital Corp. 8.75% due 03/15/32	70,000	97,378
		3,139,472

MATERIALS — 1.2%

Chemicals — 0.5%
Ferro Corp. 9.13% due 01/01/09	195,000	215,056
ICI Wilmington, Inc. 7.05% due 09/15/07	325,000	341,350
Lubrizol Corp. 4.63% due 10/01/09	105,000	105,013
Lubrizol Corp. 6.50% due 10/01/34	120,000	132,472

Forest Products — 0.4%
International Paper Co. 5.30% due 04/01/15	160,000	160,469
Temple-Inland, Inc. 7.88% due 05/01/12	225,000	259,174
Weyerhaeuser Co. 7.38% due 03/15/32	270,000	318,377

Metals & Minerals — 0.2%
Commercial Metals Co. 5.63% due 11/15/13	125,000	128,555
Phelps Dodge Corp. 8.75% due 06/01/11	180,000	217,632
Timken Co. 5.75% due 02/15/10	35,000	35,893

Plastic — 0.1%
Sealed Air Corp. 5.38% due 04/15/08*	165,000	168,971
Sealed Air Corp. 5.63% due 07/15/13*	70,000	71,931
		2,154,893

REAL ESTATE — 1.5%

Real Estate Companies — 0.5%
AMB Property LP 7.10% due 06/30/08	150,000	161,988
EOP Operating LP 7.00% due 07/15/11	240,000	266,128
ERP Operating LP, 6.63% due 03/15/12	150,000	167,104
Liberty Property LP 7.75% due 04/15/09	70,000	77,493
Liberty Property LP 8.50% due 08/01/10	200,000	234,213

Real Estate Investment Trusts — 1.0%
Avalon Properties, Inc. 6.88% due 12/15/07	40,000	42,204
AvalonBay Communities, Inc., Series MTN 7.50% due 08/01/09	200,000	222,991
Camden Property Trust 4.38% due 01/15/10	230,000	226,915
Developers Diversified Realty Corp. 3.88% due 01/30/09	180,000	174,838
Developers Diversified Realty Corp. 5.00% due 05/03/10	60,000	60,457
Duke Realty LP 6.75% due 05/30/08	160,000	169,172
Duke Realty LP 7.75% due 11/15/09	70,000	78,589
Health Care Property Investors, Inc. 6.00% due 03/01/15	160,000	169,645
Health Care Property Investors, Inc. 6.45% due 06/25/12	150,000	163,966

Healthcare Realty Trust, Inc. 8.13% due 05/01/11	210,000	240,441
Simon Property Group LP 4.60% due 06/15/10*	75,000	75,041
Simon Property Group LP 5.10% due 06/15/15*	105,000	104,944
		2,636,129

U.S. GOVERNMENT AGENCIES — 27.1%

U.S. Government Agencies — 27.1%
Federal Home Loan Mtg. Corp. 4.13% due 07/12/10	556,000	557,820
Federal Home Loan Mtg. Corp. 4.50% due 01/15/13	1,579,000	1,616,117
Federal Home Loan Mtg. Corp. 5.75% due 03/15/09	50,000	53,092
Federal Home Loan Mtg. Corp. 6.25% due 07/15/32	750,000	941,707
Federal Home Loan Mtg. Corp. 6.75% due 03/15/31	100,000	132,393
Federal National Mtg. Assoc. 4.38% due 10/15/06	4,000,000	4,032,100
Federal National Mtg. Assoc. 5.38% due 11/15/11	500,000	535,840
Federal National Mtg. Assoc. 6.00% due 12/15/05	1,250,000	1,263,453
Federal National Mtg. Assoc. 6.00% due 05/15/11	250,000	274,949
Federal National Mtg. Assoc. 6.63% due 11/15/30	400,000	519,084
Federal National Mtg. Assoc. 7.25% due 01/15/10	200,000	226,788
Federal National Mtg. Assoc., Series T-60 1A3 7.00% due 07/15/05	600,000	600,796
Government National Mtg. Assoc. 4.50% due 04/15/18	383,204	384,425
Government National Mtg. Assoc. 4.50% due 05/15/18(3)	2,331,815	2,338,946
Government National Mtg. Assoc. 4.50% due 08/15/18	113,162	113,508
Government National Mtg. Assoc. 4.50% due 09/15/18	868,005	870,660
Government National Mtg. Assoc. 4.50% due 10/15/18(3)	4,005,802	4,018,052
Government National Mtg. Assoc. 4.50% due 09/15/33	887,132	877,732
Government National Mtg. Assoc. 5.00% due 08/15/33	225,404	227,474
Government National Mtg. Assoc. 5.00% due 09/15/33	371,628	375,040
Government National Mtg. Assoc. 5.00% due 10/15/33	171,687	173,263
Government National Mtg. Assoc. 5.00% due 06/15/34	792,781	799,889
Government National Mtg. Assoc. 5.50% due 02/15/32	58,302	59,625
Government National Mtg. Assoc. 5.50% due 03/15/32	63,235	64,717
Government National Mtg. Assoc. 5.50% due 12/15/32	87,684	89,674
Government National Mtg. Assoc. 5.50% due 01/15/33	44,287	45,277
Government National Mtg. Assoc. 5.50% due 02/15/33	335,266	342,761
Government National Mtg. Assoc. 5.50% due 03/15/33	1,012,523	1,035,159
Government National Mtg. Assoc. 5.50% due 04/15/33(2)	2,919,502	2,984,900
Government National Mtg. Assoc. 5.50% due 05/15/33	83,716	85,588
Government National Mtg. Assoc. 5.50% due 06/15/33	4,148,646	4,241,393
Government National Mtg. Assoc. 5.50% due 07/15/33	3,246,281	3,318,855
Government National Mtg. Assoc. 5.50% due 08/15/33	756,876	773,796
Government National Mtg. Assoc. 5.50% due 09/15/33	71,093	72,682
Government National Mtg. Assoc. 5.50% due 11/15/33	723,532	739,707
Government National Mtg. Assoc. 5.50% due 12/15/33	31,178	31,875
Government National Mtg. Assoc. 5.50% due 01/15/34	1,403,437	1,434,627
Government National Mtg. Assoc. 5.50% due 02/15/34	674,549	689,540
Government National Mtg. Assoc. 6.00% due July TBA	1,000,000	1,031,250
Government National Mtg. Assoc. 6.00% due 04/15/28	1,422,633	1,471,621
Government National Mtg. Assoc. 6.00% due 01/15/29	224,552	232,067
Government National Mtg. Assoc. 6.00% due 11/15/31	133,980	138,362
Government National Mtg. Assoc. 6.00% due 12/15/31	312,325	322,541
Government National Mtg. Assoc. 6.00% due 04/15/32	275,498	284,481
Government National Mtg. Assoc. 6.00% due 08/15/32	77,795	80,332
Government National Mtg. Assoc. 6.00% due 09/15/32	281,594	290,775
Government National Mtg. Assoc. 6.00% due 10/15/32	748,966	773,386
Government National Mtg. Assoc. 6.00% due 11/15/32	285,154	294,451
Government National Mtg. Assoc. 6.00% due 01/15/33	44,583	46,021
Government National Mtg. Assoc. 6.00% due 02/15/33	553,443	571,303
Government National Mtg. Assoc. 6.00% due 03/15/33	149,942	154,781
Government National Mtg. Assoc. 6.00% due 09/15/33	203,508	210,075
Government National Mtg. Assoc. 6.00% due 01/15/34	243,551	251,386
Government National Mtg. Assoc. 6.00% due 01/15/34	1,038,342	1,071,747
Government National Mtg. Assoc. 6.00% due 03/15/34	450,397	464,887
Government National Mtg. Assoc. 6.00% due 05/15/34	296,830	306,379
Government National Mtg. Assoc. 6.00% due 07/15/34	185,638	191,610
Government National Mtg. Assoc. 6.00% due 08/15/34	1,739,122	1,795,072
Government National Mtg. Assoc. 6.00% due 09/15/34	267,849	276,466
Government National Mtg. Assoc. 6.00% due 11/15/34	721,413	744,622
Government National Mtg. Assoc. 6.50% due 09/15/28	40,485	42,382
Government National Mtg. Assoc. 6.50% due 06/15/31	36,573	38,241
Government National Mtg. Assoc. 6.50% due 09/15/31	114,425	119,645
Government National Mtg. Assoc. 6.50% due 10/15/31	40,337	42,177
Government National Mtg. Assoc. 6.50% due 11/15/31	27,697	28,961
Government National Mtg. Assoc. 6.50% due 12/15/31	83,453	87,260
Government National Mtg. Assoc. 7.50% due 08/15/07	32,448	33,359
Government National Mtg. Assoc. 7.50% due 09/15/30	28,775	30,843
		48,369,787

U.S. GOVERNMENT OBLIGATIONS — 25.5%

U.S. Treasuries — 25.5%
United States Treasury Bonds 5.25% due 02/15/29	300,000	343,113
United States Treasury Bonds 5.38% due 02/15/31	2,550,000	3,009,000
United States Treasury Bonds 6.25% due 08/15/23	1,615,000	2,012,631
United States Treasury Bonds 7.13% due 02/15/23	900,000	1,216,266
United States Treasury Bonds 7.25% due 08/15/22	60,000	81,647
United States Treasury Bonds 8.13% due 05/15/21	30,000	43,436
United States Treasury Bonds 8.75% due 08/15/20	150,000	225,703
United States Treasury Bonds 8.88% due 02/15/19	450,000	668,971
United States Treasury Bonds 9.00% due 11/15/18	100,000	149,398
United States Treasury Bonds 9.13% due 05/15/18	75,000	112,198
United States Treasury Notes 2.00% due 08/31/05	1,865,000	1,861,285
United States Treasury Notes 2.63% due 05/15/08	3,060,000	2,973,579
United States Treasury Notes 3.50% due 11/15/06	170,000	169,807
United States Treasury Notes 4.38% due 05/15/07	3,160,000	3,202,091
United States Treasury Notes 4.75% due 11/15/08	5,840,000	6,033,450
United States Treasury Notes 4.88% due 02/15/12	1,615,000	1,715,180
United States Treasury Notes 5.00% due 02/15/11	5,665,000	6,029,545
United States Treasury Notes 5.50% due 02/15/08	300,000	313,887
United States Treasury Notes 5.63% due 05/15/08	335,000	352,666
United States Treasury Notes 5.75% due 08/15/10	2,850,000	3,114,851
United States Treasury Notes 6.00% due 08/15/09	4,675,000	5,079,495
United States Treasury Notes 6.13% due 08/15/07	875,000	918,955
United States Treasury Notes 6.50% due 02/15/10	5,050,000	5,635,684
United States Treasury Notes 6.63% due 05/15/07	80,000	84,281
United States Treasury Notes 7.00% due 07/15/06	200,000	206,930
		45,554,049

UTILITIES — 2.6%

Electric Utilities — 1.9%
American Electric Power Co., Inc., Series A 6.13% due 05/15/06	113,000	114,985
American Electric Power Co., Inc., Series C 5.38% due 03/15/10	200,000	207,553
Centerpoint Energy, Inc. 6.85% due 06/01/15	80,000	89,493
Centerpoint Energy, Inc., Series B 5.88% due 06/01/08	230,000	238,074

Consumers Energy Co. 4.40% due 08/15/09	130,000	129,647
Dominion Resources, Inc., Series A 8.13% due 06/15/10	240,000	276,526
Entergy Gulf States, Inc. 5.25% due 08/01/05	140,000	139,232
Exelon Generation Co., LLC 6.95% due 06/15/11	200,000	224,362
FirstEnergy Corp., Series A 5.50% due 11/15/06	100,000	101,713
FirstEnergy Corp., Series B 6.45% due 11/15/11	225,000	245,841
NSTAR 8.00% due 02/15/10	200,000	229,526
Pacific Gas & Electric Co. 6.05% due 03/01/34	200,000	220,418
Pepco Holdings, Inc. 5.50% due 08/15/07	250,000	255,543
Pinnacle West Capital Corp. 6.40% due 04/01/06	120,000	121,618
Progress Energy, Inc. 6.85% due 04/15/12	200,000	222,186
PSE&G Power, LLC 3.75% due 04/01/09	30,000	29,261
PSE&G Power, LLC 8.63% due 04/15/31	170,000	234,705
TXU Corp. 4.80% due 11/15/09*	200,000	196,354
TXU Corp. 6.50% due 11/15/24*	200,000	195,908

Gas & Pipeline Utilities — 0.7%
Duke Energy Co. 6.45% due 10/15/32	100,000	113,964
Duke Energy Field Services, LLC 7.88% due 08/16/10	170,000	195,157
Energen Corp., Series MTN 7.63% due 12/15/10	190,000	213,690
Kinder Morgan Energy Partners LP 6.75% due 03/15/11	200,000	219,954
Northern Border Partners LP 7.10% due 03/15/11	190,000	214,056
Northern Natural Gas Co. 6.75% due 09/15/08*	50,000	53,733
Panhandle Eastern Pipe Line Co. 4.80% due 08/15/08	160,000	161,982
		4,645,481

TOTAL BONDS & NOTES (cost $134,556,452)		137,263,398

Foreign Bonds & Notes — 4.5%

CONSUMER STAPLES — 0.1%

Food, Beverage & Tobacco — 0.1%
Companhia Brasileira de Bebidas 8.75% due 09/15/13	155,000	179,219
Companhia Brasileira de Bebidas 10.50% due 12/15/11	40,000	49,400
		228,619

ENERGY — 0.2%

Energy Sources — 0.2%
Empresa Nacional de Petroleo 4.88% due 03/15/14*	130,000	127,564
Husky Energy, Inc. 6.25% due 06/15/12	160,000	173,122
		300,686

FINANCE — 1.3%

Banks — 0.6%
Bangkok Bank 9.03% due 03/15/29*	195,000	256,705
HBOS, PLC 6.00% due 11/01/33*	265,000	295,837
Oversea-Chinese Banking Corp., Ltd. 7.75% due 09/06/11*	250,000	291,522
Royal Bank of Scotland Group, PLC 5.05% due 01/08/15	230,000	237,785

Financial Services — 0.3%
Aiful Corp. 4.45% due 02/16/10*	160,000	158,208
UFJ Finance Aruba AEC 6.75% due 07/15/13	270,000	301,105

Insurance — 0.4%
Axa 8.60% due 12/15/30	200,000	272,355
VTB Capital SA 6.50% due 07/02/35(7)	190,000	191,900
XL Capital Finance, PLC 6.50% due 01/15/12	230,000	249,974
		2,255,391

FOREIGN GOVERNMENT BONDS — 0.6%

Foreign Government — 0.6%
Republic of South Africa 6.50% due 06/02/14	230,000	256,738
Republic of Trinidad & Tobago 9.75% due 07/01/20*	55,000	77,550
United Mexican States 7.50% due 01/14/12	250,000	283,500
United Mexican States 8.38% due 01/14/11	120,000	139,680
United Mexican States, Series MTNA 6.75% due 09/27/34	230,000	254,400
		1,011,868

INDUSTRIAL & COMMERCIAL — 0.4%

Business Services — 0.1%
Conproca SA de CV 12.00% due 06/16/10	140,000	172,900

Multi-Industry — 0.3%
Tyco International Group SA 6.38% due 10/15/11	200,000	219,661
Tyco International Group SA 6.75% due 02/15/11	150,000	166,515
Tyco International Group SA 6.88% due 01/15/29	130,000	155,173
		714,249

INFORMATION & ENTERTAINMENT — 0.1%

Broadcasting & Media — 0.1%
British Sky Broadcasting Group 6.88% due 02/23/09	200,000	215,164

INFORMATION TECHNOLOGY — 0.7%

Telecommunications — 0.7%
British Telecommunications, PLC 8.88% due 12/15/30	120,000	169,399
France Telecom SA 8.75% due 09/01/05	200,000	278,841
Singapore Telecommunications, Ltd. 6.38% due 12/01/11*	150,000	165,382
Telecomunicaciones de Puerto Rico, Inc. 6.65% due 05/15/06	165,000	168,345
Telefonica Europe BV 7.75% due 09/15/10	340,000	392,287
		1,174,254

MATERIALS — 0.5%

Chemicals — 0.1%
Yara International 5.25% due 12/15/14*	175,000	175,330

Forest Products — 0.1%
Celulosa Arauco Y Constitucion 5.13% due 07/09/13	150,000	148,554
Celulosa Arauco Y Constitucion 5.63% due 04/20/15	80,000	81,689

Metals & Minerals — 0.3%
Codelco, Inc. 6.38% due 11/30/12*	200,000	219,493
Inco, Ltd. 7.20% due 09/15/32	220,000	261,858
		886,924

UTILITIES — 0.6%

Electric Utilities — 0.3%
Pacificorp Australia, LLC 6.15% due 01/15/08*	170,000	177,998
Telecom Italia Capital SA 6.00% due 09/30/34*	320,000	326,696
United Energy Distribution Holdings Property, Ltd.4.70% due 04/15/11*	85,000	86,252

Telephone — 0.3%
Deutsche Telekom International Finance BV 3.88% due 07/22/08	150,000	148,331
Deutsche Telekom International Finance BV 8.75% due 06/15/30	310,000	419,733
		1,159,010

TOTAL FOREIGN BONDS & NOTES (cost $7,610,331)		7,946,165

Exchange Traded Funds — 1.1%

FINANCE — 1.1%

Financial Services — 1.1%
iShares Lehman 7-10 Year Treasury Bond Fund (cost $1,997,958)	23,100	2,008,776

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $153,325,996)		156,406,771

Repurchase Agreements — 10.8%

Agreement with State Street Bank & Trust Co., bearing interest at 1.80%, dated 06/30/05, to be repurchased 07/01/05 in the amount of $4,175,209 and collateralized by $300,000 of United States Treasury Bonds, bearing interest at 3.50%, due 02/15/10 and having an approximate value of $300,375 (3)		$292,000	$292,000
State Street Bank & Trust Co. Joint Repurchase Agreement Account(3)		4,377,000	4,377,000
UBS Securities, LLC Joint Repurchase Agreement(3)		13,000,000	13,000,000
UBS Securities, LLC Joint Repurchase Agreement(3)		1,545,000	1,545,000

TOTAL REPURCHASE AGREEMENTS (cost $19,214,000)			19,214,000

TOTAL INVESTMENTS —
(cost $172,539,996)@	98.4%		175,620,771
Other assets less liabilities—	1.6		2,845,802
NET ASSETS—	100.0%		$178,466,573

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At June 30, 2005, the aggregate value of these securities was $8,029,190 representing 4.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

@	See Note 4 for cost of investments on a tax basis.
(1)	Variable rate security — the rate reflected is as of June 30, 2005; maturity date reflects next reset date.
(2)	The security or a portion thereof represents collateral for TBAs.
(3)	The security or a portion thereof represents collateral for open futures contracts.
(4)	See Note 2 for details of Joint Repurchase Agreement.
(5)	Commercial Mortgage-Backed Security
(6)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(7)	Fair valued security; see Note 1
TBA-	Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts
				Value as of	Unrealized
Number of		Expiration	Value at	June 30,	Appreciation
Contracts	Description	Date	Trade Date	2005	(Depreciation)

2 Long	US Treasury Long Bond	September 2005	$235,312	$237,500	$2,188
13 Short	US Treasury 5 Yr Note	September 2005	1,411,724	1,415,578	(3,855)
6 Long	US Treasury 2 Yr Note	September 2005	1,245,396	1,246,125	729
					$(938)

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

STRATEGIC FIXED INCOME PORTFOLIO

Investment Portfolio — June 30, 2005

(unaudited)

Asset-Backed Securities — 5.5%	Principal Amount (5)	Value (Note 1)

FINANCE — 5.5%

Financial Services — 5.5%
Countrywide Asset-Backed Certificates, Series 2004-13 AF6 4.58% due 07/01/05(2)	$250,000	$247,919
Ge Capital Commercial Mtg. Corp. 4.82% due 01/10/38(8)	126,268	128,712
Greenwich Capital Commercial Funding Corp., Series 2004-GG1 A7 5.32% due 07/01/05 (2)(8)	100,000	105,447
JP Morgan Chase Commercial Mtg. Securities Corp. 5.12% due 07/15/41(8)	55,768	57,847
JP Morgan Chase Commercial Mtg. Securities Corp. 5.38% due 07/01/05(2)(8)	377,963	404,468
Residential Asset Mtg. Products, Inc., Series 2003-RS11 AI4 4.26% due 06/25/29	250,000	248,950
Residential Asset Mtg. Products, Inc., Series 2004-RS9 AI2 3.68% due 08/25/26	25,000	24,830
Residential Asset Securities Corp., Series 2004-KS6 AI3 4.16% due 07/01/05(2)	150,000	149,275

TOTAL ASSET-BACKED SECURITIES (cost $1,356,287)		1,367,448

Bonds & Notes — 49.0%

CONSUMER DISCRETIONARY — 0.9%

Automotive — 0.5%
Ford Motor Co. 7.45% due 07/16/31	150,000	125,222

Retail — 0.4%
Saks, Inc. 7.00% due 12/01/13	100,000	100,000
		225,222
ENERGY — 2.7%

Energy Services — 1.3%
Chesapeake Energy Corp. 6.25% due 01/15/18	50,000	49,250
Hanover Compressor Co. 8.63% due 12/15/10	100,000	105,750
Hilcorp Energy I LP 10.50% due 09/01/10*	50,000	55,250
Seitel, Inc. 11.75% due 07/15/11	100,000	109,500

Energy Sources — 0.6%
El Paso Production Holding Co. 7.75% due 06/01/13	150,000	160,125

Utilities: Electric, Gas & Water — 0.8%
Mission Energy Holding Co. 13.50% due 07/15/08	175,000	207,813
		687,688

FINANCE — 2.7%

Financial Services — 2.7%
Ford Motor Credit Co. 7.00% due 10/01/13	75,000	71,961
General Motors Acceptance Corp. 6.75% due 12/01/14	37,000	33,103
General Motors Acceptance Corp. 6.88% due 08/28/12	50,000	45,771
General Motors Acceptance Corp. 8.00% due 11/01/31	248,000	221,301
MedCath Holdings Corp. 9.88% due 07/15/12	125,000	139,687
Morgan Stanley Capital I, Series 2004-IQ7 A4 5.57% due 07/30/05	150,000	159,561
		671,384

HEALTHCARE — 0.8%

Health Services — 0.8%

HCA, Inc. 6.38% due 01/15/15	100,000	103,761
Team Health, Inc. 9.00% due 04/01/12	50,000	52,000
Universal Hospital Services, Inc. 10.13% due 11/01/11	50,000	50,500
		206,261

INDUSTRIAL & COMMERCIAL — 1.1%

Business Services — 0.9%
Affinity Group, Inc. 9.00% due 02/15/12	50,000	50,625
Di Finance/DynCorp. International 9.50% due 02/15/13	25,000	23,250
Monitronics International, Inc. 11.75% due 09/01/10	100,000	104,000
Service Corp. International 6.75% due 04/01/16	50,000	51,125

Transportation — 0.2%
American Axle & Manufacturing, Inc. 5.25% due 02/11/14	25,000	22,000
Navistar International Corp. 6.25% due 03/01/12	6,000	5,790
Progress Rail Services Corp. 7.75% due 04/01/12*	25,000	25,313
		282,103

INFORMATION & ENTERTAINMENT — 5.1%

Broadcasting & Media — 2.3%
Adelphia Communications Corp. 10.25% due 06/15/11†(4)(6)	75,000	67,312
Charter Communications Holdings, LLC 11.13% due 01/15/11	300,000	224,250
Citadel Broadcasting Corp. 1.88% due 02/15/11	25,000	19,281
Liberty Media Corp. 5.70% due 05/15/13	75,000	69,758
Paxson Communications Corp. 12.25% due 01/15/09(3)	100,000	93,500
Sinclair Broadcast Group, Inc. 8.00% due 03/15/12	25,000	25,625
Young Broadcasting, Inc. 8.75% due 01/15/14	100,000	88,500

Leisure & Tourism — 2.8%
American Airlines, Inc., Series 01-1 Pass Through 6.82% due 05/23/11	100,000	95,221
Atlas Air, Inc., Series 00-1 Pass Through 9.06% due 07/02/17	78,870	74,421
Atlas Air, Inc., Series 991-A Pass Through 7.20% due 01/02/19	161,707	161,971
Delta Air Lines, Inc. 10.00% due 08/15/08	75,000	28,875
Delta Air Lines, Inc., Series 00-1 Pass Through 7.57% due 11/18/10	100,000	94,077
Delta Air Lines, Inc., Series A-1 9.50% due 11/18/08	25,000	20,375
MGM Mirage, Inc. 5.88% due 02/27/14	125,000	121,406
Six Flags, Inc. 4.50% due 05/15/15	50,000	48,938
Stater Brothers Holdings, Inc. 8.13% due 06/15/12	50,000	48,750
		1,282,260

INFORMATION TECHNOLOGY — 3.7%

Computer Services — 0.1%
Activant Solutions, Inc. 9.09% due 07/01/05	25,000	25,875

Electronics — 0.2%
Advanced Micro Devices, Inc. 7.75% due 11/01/12	50,000	49,250

Telecommunications — 3.4%
American Cellular Corp., Series B 10.00% due 08/01/11	175,000	177,625
Intelsat Ltd. Finance Co. 9.25% due 02/01/15*(3)	200,000	133,500
LCI International, Inc. 7.25% due 06/15/07	250,000	242,500
Triton PCS, Inc. 8.50% due 06/01/13	225,000	207,563
Valor Telecommunications Enterprises, LLC 7.75% due 02/15/15*	100,000	98,250
		934,563

MATERIALS — 0.9%

Chemicals — 0.1%
BCI US Finance Corp. 8.78% due 07/15/05	25,000	24,938

Forest Products — 0.5%
Caraustar Industries, Inc. 9.88% due 04/01/11	25,000	25,187
Pliant Corp. 13.00% due 06/01/10	100,000	81,000
Texas Industries, Inc. 7.25% due 07/15/13	25,000	25,625

Metals & Minerals — 0.3%
Chaparrel Steel Co. 10.00% due 07/15/13	25,000	25,125

Crown Cork & Seal Co., Inc. 8.00% due 04/15/23		50,000	48,750
			230,625

REAL ESTATE — 0.5%

Real Estate Investment Trusts — 0.5%
Senior Housing Properties Trust 8.63% due 01/15/12		100,000	111,750

U.S. GOVERNMENT AGENCIES — 26.2%

U.S. Government Agencies — 26.2%
Federal Home Loan Mtg. Corp. 4.50% due 11/01/19		480,705	478,983
Federal Home Loan Mtg. Corp. 5.00% due 06/01/19		200,020	202,372
Federal Home Loan Mtg. Corp. 5.00% due 09/01/19		241,078	243,914
Federal Home Loan Mtg. Corp. 5.00% due July TBA		150,000	250,000
Federal Home Loan Mtg. Corp. 6.00% due 01/01/34		499,382	512,392
Federal Home Loan Mtg. Corp. 6.21% due 05/01/32		82,537	83,930
Federal National Mtg. Assoc. 4.25% due 01/01/35		79,812	80,370
Federal National Mtg. Assoc. 4.37% due 07/01/05(1)		92,701	92,902
Federal National Mtg. Assoc. 4.70% due 10/01/32		260,478	264,533
Federal National Mtg. Assoc. 4.77% due 11/01/34		210,539	213,228
Federal National Mtg. Assoc. 5.00% due 01/01/20		92,835	93,924
Federal National Mtg. Assoc. 5.00% due 04/01/20		49,573	50,160
Federal National Mtg. Assoc. 5.00% due 06/01/34		990,348	991,416
Federal National Mtg. Assoc. 5.50% due 07/01/05(1)		191,421	192,619
Federal National Mtg. Assoc. 5.50% due 09/01/19		96,071	98,679
Federal National Mtg. Assoc. 5.50% due 02/01/35		967,875	981,700
Federal National Mtg. Assoc. 5.50% due 03/01/35		498,474	505,595
Federal National Mtg. Assoc. 5.50% due 06/01/35		199,823	202,678
Federal National Mtg. Assoc. 6.00% due 05/01/35		199,792	204,899
Federal National Mtg. Assoc. 7.50% due 02/01/30		394,155	421,999
Government National Mtg. Assoc. 6.00% due 02/20/35		198,798	204,743
Government National Mtg. Assoc. 6.50% due 10/20/34		203,737	212,053
			6,583,089

UTILITIES — 4.4%

Electric Utilities — 3.1%
AES Corp. 7.75% due 03/01/14		175,000	189,875
Calpine Corp. 4.75% due 11/15/23		100,000	71,500
Calpine Corp. 7.75% due 06/01/15		25,000	25,437
Calpine Corp. 8.75% due 07/15/13*		100,000	74,000
Mirant Corp. 7.90% due 07/15/09		275,000	225,500
Reliant Energy, Inc. 6.75% due 12/15/14		200,000	195,500

Gas & Pipeline Utilities — 1.3%
NGC Corp. Capital Trust, Series B 8.32% due 06/01/27		225,000	196,875
Williams Cos., Inc. 7.88% due 09/01/21		100,000	113,750
			1,092,437

TOTAL BONDS & NOTES (cost $12,388,029)			12,307,382

Foreign Bonds & Notes — 35.8%

CONSUMER DISCRETIONARY — 0.4%

Retail — 0.4%
Jean Coutu Group, Inc. 8.50% due 08/01/14		100,000	98,750

FINANCE — 0.2%

Insurance — 0.2%
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15		50,000	47,250

FOREIGN GOVERNMENT BONDS — 33.1%

Foreign Government Bonds — 33.1%
Federal Republic of Brazil 4.31% due 10/15/05(1)		555,890	534,710
Federal Republic of Brazil 8.00% due 04/15/14		712,456	729,769
Federal Republic of Brazil 8.75% due 02/04/25		415,000	427,450
Federal Republic of Brazil 11.00% due 08/17/40		315,000	378,945
Republic of Philippines 9.50% due 02/02/30		125,000	127,562
Republic of Argentina 3.01% due 08/03/12(1)(10)		225,000	203,513
Republic of Argentina 5.83% due 12/31/33(11)	ARS	279,337	99,443
Republic of Argentina 9.25% due 07/20/04	EUR	125,000	41,599

Republic of Bulgaria 8.25% due 01/15/15	50,000	62,955
Republic of Colombia 10.38% due 01/28/33	115,000	137,137
Republic of Colombia 10.75% due 01/15/13	240,000	291,840
Republic of Ecuador 8.00% due 08/15/05(3)	45,000	37,463
Republic of Ecuador 12.00% due 11/15/12	40,000	37,640
Republic of Panama 9.38% due 01/16/23	150,000	185,250
Republic of Panama 9.38% due 04/01/29	15,000	18,562
Republic of Peru 5.00% due 03/07/07(2)	173,250	163,721
Republic of Peru 8.75% due 11/21/33	75,000	84,563
Republic of Peru 9.88% due 02/06/15	100,000	123,750
Republic of Philippines 10.63% due 03/16/25	300,000	335,625
Republic of South Africa 6.50% due 06/02/14	25,000	27,906
Republic of South Africa 9.13% due 05/19/09	65,000	75,400
Republic of Turkey 11.00% due 01/14/13	25,000	31,563
Republic of Turkey 11.50% due 01/23/12	160,000	204,400
Republic of Turkey 11.88% due 01/15/30	210,000	303,712
Republic of Venezuela 5.38% due 08/07/10	75,000	69,750
Republic of Venezuela 8.50% due 10/08/14	75,000	77,888
Republic of Venezuela 10.75% due 09/19/13	175,000	204,837
Russian Federation 5.00% due 03/31/07(3)	1,165,000	1,300,606
Russian Federation 11.00% due 07/24/18	50,000	74,585
Russian Federation 12.75% due 06/24/28	75,000	135,645
Turkey Government International Bond 9.50% due 01/15/14	50,000	59,000
Ukraine Government International Bond 7.65% due 06/11/13	75,000	82,688
United Mexican States 6.63% due 03/03/15	15,000	16,507
United Mexican States 8.30% due 08/15/31	115,000	143,175
United Mexican States 11.38% due 09/15/16	375,000	556,875
United Mexican States, Series MTNA 5.88% due 01/15/14	800,000	834,800
United Mexican States, Series MTNA 8.00% due 09/24/22	75,000	91,875
		8,312,709

HEALTHCARE — 0.3%

Drugs — 0.3%
Elan Finance, PLC 7.75% due 11/15/11*	100,000	85,500

INDUSTRIAL & COMMERCIAL — 0.4%

Business Services — 0.1%
North American Energy Partners, Inc. 9.00% due 05/15/10	25,000	25,250

Transportation — 0.3%
Grupo Transportacion Ferroviaria Mexicana SA de CV 9.38% due 05/01/12	50,000	52,000
Ultrapetrol Bahamas, Ltd. 9.00% due 11/24/14	25,000	22,125
		99,375

INFORMATION & ENTERTAINMENT — 0.5%

Entertainment Products — 0.1%
Corp. Interamericana de Entetenimiento SA 8.88% due 06/14/15	25,000	24,688

Broadcasting & Media — 0.4%
Telenet Group Holding NV 11.50% due 06/15/14*(3)	125,000	97,187
		121,875

INFORMATION TECHNOLOGY — 0.1%

Electronics — 0.1%
Celestica, Inc. 7.63% due 07/01/13	25,000	25,063

MATERIALS — 0.8%

Chemicals — 0.4%
Rhodia SA 8.88% due 06/01/11	100,000	96,250

Forest Products — 0.4%
Abitibi-Consolidated, Inc. 8.55% due 08/01/10	50,000	52,125
Abitibi-Consolidated, Inc. 8.85% due 08/01/30	50,000	47,875
		196,250

TOTAL FOREIGN BONDS & NOTES (cost $8,851,636)		8,986,772

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $22,595,952)		22,661,602

Short-Term Investment Securities — 12.3%

TIME DEPOSITS — 12.3%

Euro Time Deposit with State Street Bank & Trust Co.
1.05% due 07/01/05(7)	167,000	167,000

Euro Time Deposit with State Street Bank & Trust Co.
1.50% due 07/01/05(7)(9)		2,933,000	2,933,000

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $3,100,000)			3,100,000

TOTAL INVESTMENTS —
(cost $25,695,952)@	102.6%		25,761,602
Liabilities in excess of other assets—	(2.6)		(664,071)

NET ASSETS—	100.0%		$25,097,531

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.The Portfolio has no rights to demand registration of these securities. At June 30, 2005, the aggregate value of these securities was $569,000 representing 2.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

@	See Note 4 for cost of investments on a tax basis
(1)	Floating rate security where the rate fluctuates.The rate steps up or down for each rate downgrade or upgrade.The rate reflected is as of June 30, 2005.
(2)	Variable rate security — the rate reflected is as of June 30, 2005; maturity date reflects next reset date.
(3)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(4)	Bond in default
(5)	Denominated in U.S. dollars unless otherwise indicated.
(6)	Company has filed Chapter 11 bankruptcy.
(7)	The security or a portion thereof represents collateral for securities sold short.
(8)	Commercial Mortgage-Backed Security
(9)	The security or a portion thereof represents collateral for TBAs.
(10)	The par value of this security is at a ratio of 87.50/100.
(11)	The par value of this security is at a ratio of 1.05/100.

Pass Through — These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

TBA — Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

ARS — Argentine Peso

EUR — Euro

Bonds & Notes — Short Positions — (0.8%)	Principal Amount	Value (Note 1)

U.S. Government Agencies — (0.8%)
Federal Home Loan Mtg. Corp. 5.00% due July TBA	$(100,000)	$(100,000)
Federal Home Loan Mtg. Corp. 5.00% due July TBA	(100,000)	(101,141)
TOTAL BONDS & NOTES — SHORT POSITIONS (proceeds $(201,032))		$(201,141)

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

CASH MANAGEMENT PORTFOLIO

Investment Portfolio — June 30, 2005

(unaudited)

Short-Term Investment Securities — 90.0%		Principal Amount	Value (Note 1)

ASSET-BACKED COMMERCIAL PAPER — 34.6%
Bavaria Corp. 3.31% due 1/06/06*		$3,000,000	$3,000,000
Crown Point Capital Co. 3.28% due 9/07/05		1,500,000	1,490,290
Crown Point Capital Co. 3.32% due 11/08/05		500,000	493,630
Crown Point Capital Co. 3.33% due 11/08/05		500,000	493,630
Edison Asset Securitization, LLC 3.17% due 9/14/05		1,022,000	1,014,716
Fcar Owner Trust, Series I 3.18% due 9/15/05		2,500,000	2,481,987
Giro Funding Corp. 3.34% due 9/13/05		3,000,000	2,978,916
Harrier Finance Funding, LLC 3.03% due 8/25/05		2,500,000	2,488,427
Lexington Parker Capital Corp. 3.19% due 7/15/05		1,000,000	1,000,000
Mane Funding Corp. 3.38% due 9/22/05		2,500,000	2,480,241
Picaros Funding, LLC 3.24% due 11/22/05		1,000,000	985,736
Solitaire Funding, LLC 3.11% due 7/21/05		2,500,000	2,495,680
Surrey Funding Corp. 3.21% due 8/25/05		2,000,000	1,990,192

TOTAL ASSET-BACKED SECURITIES (cost $23,398,216)			23,393,445

COMMERCIAL PAPER — 21.5%
Concord Minutemen Capital Co. 3.10% due 7/01/05		1,500,000	1,500,000
Goldman Sachs Group, Inc. 3.21% due 7/01/05		1,500,000	1,494,083
Govco, Inc. 3.18% due 8/22/05		2,500,000	2,488,517
Lehman Brothers Holding, Inc. 3.24% due 7/22/05		2,500,000	2,500,000
Liberty Lighthouse US Capital Co. 3.44% due 3/01/06		1,000,000	996,250
Merrill Lynch & Co., Inc. 3.08% due 9/16/05		2,500,000	2,500,000
Sedna Finance, Inc. 3.19% due 7/15/05*(1)		1,500,000	1,500,000
Suntrust Bank Atlanta Georgia 3.33% due 10/12/05		1,500,000	1,499,296

TOTAL COMMERCIAL PAPER (cost $14,490,977)			14,478,146

CORPORATE SHORT-TERM NOTES — 31.7%
Amstel Funding Corp. 3.32% due 9/15/05		3,000,000	2,978,384
Beta Finance, Inc., Series MTN 3.17% due 7/15/05*(1)		1,000,000	1,000,000
Eiffel Funding, LLC 3.37% due 9/22/05		2,500,000	2,480,068
General Electric Capital Corp. 3.15% due 11/16/05		1,500,000	1,479,950
Greyhawk Capital Corp. 3.15% due 8/09/05		2,500,000	2,491,469
K2 USA, LLC 3.27% due 7/25/05		2,000,000	2,000,000
Sigma Finance, Inc. 3.17% due 7/15/05*(1)		1,500,000	1,500,000
State of Texas 3.06% due 7/01/05 (LOC - Dexia Credit Local)		2,000,000	2,000,000
Tango Finance Corp. 3.30% due 7/27/05*(1)		3,000,000	3,000,000
White Pine Finance, LLC 3.22% due 7/20/05*(1)		1,500,000	1,500,000
White Pine Finance, LLC, Series MTN 3.22% due 7/18/05*(1)		1,000,000	1,000,000

TOTAL CORPORATE SHORT-TERM NOTES (cost $21,434,708)			21,429,871

U.S. GOVERNMENT AGENCIES — 2.2%
Federal National Mtg. Assoc. 3.21% due 7/01/05 (cost $1,499,990)		1,500,000	1,500,000

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $60,823,891)			60,801,462

Repurchase Agreement — 14.8%

Agreement with State Street Bank & Trust Co., bearing interest at 3.20%, dated 06/30/05, to be repurchased 07/01/05 in the amount of $10,004,889 and collateralized by $10,275,000 of Federal National Mtg. Assoc. Notes, bearing interest at 3.25%, due 08/15/08 and having an approximate value of $10,204,359 (cost $10,004,000).		10,004,000	10,004,000

TOTAL INVESTMENTS —
(cost $70,827,891)@	104.8%		70,805,462
Liabilities in excess of other assets—	(4.8)		(3,262,932)

NET ASSETS—	100.0%		$67,542,530

Portfolio breakdown as a percentage of net assets (excluding Repurchase Agreement) by industry

Financing Companies	20.7%
Security Holding Companies	16.2%
Financial Asset Companies	12.5%
Investment Companies	9.6%
Receivable Companies	8.9%
Loan Receivable Companies	8.1%
Finance-Other Services	4.4%
Municipals	3.0%
Banks	2.2%
U.S. Government Agencies	2.2%
Utilities	2.2%
90.0%

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At June 30, 2005, the aggregate value of these securities was $9,500,000 representing 14.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

@	See Note 4 for cost of investments on a tax basis
(1)	Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of June 30, 2005.
LOC-	Letter of Credit

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

FOCUS GROWTH PORTFOLIO

Investment Portfolio — June 30, 2005

(unaudited)

Common Stock — 93.0%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 13.1%

Automotive — 4.5%
Advanced Auto Parts, Inc.†	69,750	$4,502,362

Housing & Household Durables — 3.6%
Lennar Corp., Class A	57,347	3,638,667

Retail — 5.0%
Abercrombie & Fitch Co., Class A	23,415	1,608,611
CVS Corp.	115,602	3,360,550
		13,110,190
CONSUMER STAPLES — 3.2%

Household & Personal Products — 3.2%
Procter & Gamble Co.	61,738	3,256,680

ENERGY — 2.6%

Energy Sources — 2.6%
Forest Oil Corp.†	62,600	2,629,200

HEALTHCARE — 26.3%

Drugs — 8.5%
Genentech, Inc.†	63,870	5,127,484
Taro Pharmaceutical Industries, Ltd.†	116,000	3,372,120

Health Services — 11.1%
Molina Healthcare, Inc.†	58,400	2,584,784
UnitedHealth Group, Inc.	163,838	8,542,513

Medical Products — 6.7%
Celgene Corp.†	80,930	3,299,516
Zimmer Holdings, Inc.†	44,566	3,394,592
		26,321,009
INDUSTRIAL & COMMERCIAL — 6.8%

Multi-Industry — 3.8%
General Electric Co.	111,081	3,848,957

Transportation — 3.0%
FedEx Corp.	37,226	3,015,678
		6,864,635
INFORMATION & ENTERTAINMENT — 14.2%

Broadcasting & Media — 3.4%
XM Satellite Radio Holdings, Inc., Class A†	100,445	3,380,979

Leisure & Tourism — 10.8%
Lions Gate Entertainment Corp	277,400	2,846,124
Starbucks Corp.†	67,087	3,465,714
Starwood Hotels & Resorts Worldwide, Inc.(1)	76,600	4,486,462
		14,179,279

INFORMATION TECHNOLOGY — 26.8%

Communication Equipment — 6.9%
QUALCOMM, Inc.	106,585	3,518,371
Tessera Technologies, Inc.†	101,900	3,404,479

Computer Software — 7.7%
Activision, Inc.†	184,133	3,041,877
Avid Technology, Inc.†	51,400	2,738,592
SAP AG ADR	44,635	1,932,696

Computers & Business Equipment — 2.6%
Apple Computer, Inc.†	70,000	2,576,700

Internet Content — 6.5%
eBay, Inc.†	45,435	1,499,809
Google, Inc., Class A†	16,835	4,952,015

Internet Software — 3.1%
Macromedia, Inc.†	81,500	3,114,930
		26,779,469

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $79,718,914)		93,140,462

Short-Term Investment Securities — 6.4%

CORPORATE SHORT-TERM NOTES — 1.5%
Prudential Funding Corp. 3.25% due 07/01/05
(cost $1,500,000)		$1,500,000	1,500,000

U.S. GOVERNMENT AGENCIES — 4.9%
Federal National Mtg Assoc. Disc. Notes 2.65% due 07/01/05
(cost $4,900,000)		4,900,000	4,900,000

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $6,400,000)			6,400,000

Repurchase Agreements — 4.8%

Agreement with State Street Bank & Trust Co., bearing interest at 1.40%, dated 06/30/05, to be repurchased 07/01/05 in the amount of $607,024 and collateralized by $620,000 of United States Treasury Notes, bearing interest at 3.50%, due 02/15/10 and having an approximate value of $620,775		607,000	607,000
Agreement with State Street Bank & Trust Co., bearing interest at 1.80%, dated 06/30/05, to be repurchased 07/01/05 in the amount of $4,175,209 and collateralized by $3,240,000 of United States Treasury Bonds, bearing interest at 7.50%, due 11/15/16 and having an approximate value of $4,264,650		4,175,000	4,175,000

TOTAL REPURCHASE AGREEMENTS (cost $4,782,000)			4,782,000

TOTAL INVESTMENTS —
(cost $90,900,914)@	104.2%		104,322,462
Liabilities in excess of other assets—	(4.2)		(4,248,883)

NET ASSETS—	100.0%		$100,073,579

†                  Non-income producing security

@            See Note 4 for cost of investments on a tax basis.

(1)          Consists of more than one class of securities traded together as a unit.

ADR - American Depository Receipt

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

FOCUS TECHNET PORTFOLIO

Investment Portfolio — June 30, 2005

(unaudited)

Common Stock — 95.7%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 2.1%

Retail — 2.1%
HomeStore, Inc.†	413,600	$839,608

FINANCE — 3.2%

Financial Services — 3.2%
E*TRADE Financial Corp.†	89,000	1,245,110

INDUSTRIAL & COMMERCIAL — 5.8%

Business Services — 5.8%
Getty Images, Inc.†	15,000	1,113,900
Monster Worldwide, Inc.†	39,500	1,132,860
		2,246,760
INFORMATION TECHNOLOGY — 84.6%

Communication Equipment — 2.8%
Marvell Technology Group, Ltd.†	28,580	1,087,183

Computer Services — 7.0%
Symantec Corp.†	56,200	1,221,788
VeriSign, Inc.†	52,100	1,498,396

Computer Software — 13.5%
Microsoft Corp.	54,900	1,363,716
Oracle Corp.†	113,000	1,491,600
Red Hat, Inc.†	184,050	2,411,055

Computers & Business Equipment — 20.3%
Dell, Inc.†	62,600	2,473,326
EMC Corp.†	178,590	2,448,469
Hewlett-Packard Co.	29,480	693,075
NCR Corp.†	38,600	1,355,632
SanDisk Corp.†	39,320	933,063

Electronics — 13.3%
Analog Devices, Inc.	32,500	1,212,575
Flextronics International, Ltd.†	115,000	1,519,150
Intel Corp.	40,100	1,045,006
Texas Instruments, Inc.	50,000	1,403,500

Internet Content — 18.7%
Google, Inc., Class A†	8,360	2,459,094
Infospace, Inc.†	13,600	447,848
Yahoo!, Inc.†	127,100	4,404,015

Telecommunications — 9.0%
American Tower Corp., Class A†	59,000	1,240,180
Motorola, Inc.	71,700	1,309,242
Nokia Oyj Sponsored ADR	58,260	969,447
		32,987,360

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $34,854,448)		37,318,838

Short-Term Investment Securities — 0.6%

TIME DEPOSIT — 0.6%
Euro Time Deposit with State Street Bank & Trust Co. 1.05% due 07/01/05
(cost $240,000)	$240,000	240,000

Repurchase Agreements — 3.6%

Agreement with State Street Bank & Trust Co., bearing interest at 1.40%, dated 06/30/05, to be repurchased 07/01/05 in the amount of $767,030 and collateralized by $700,000 of United States Treasury Notes bearing interest at 4.00%, due 11/15/12 and having an approximate value of $782,513		767,000	767,000
State Street Bank & Trust Co. Joint Repurchase Agreement Account (1)		656,000	656,000

TOTAL REPURCHASE AGREEMENTS (cost $1,423,000)			1,423,000

TOTAL INVESTMENTS —
(cost $36,517,448)@	99.9%		38,981,838
Other assets less liabilities—	0.1		22,876

NET ASSETS—	100.0%		$39,004,714

†              Non-income producing security

@            See Note 4 for cost of investments on a tax basis.

(1)           See Note 2 for details of Joint Repurchase Agreement.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

FOCUS GROWTH AND

INCOME PORTFOLIO

Investment Portfolio — June 30, 2005

(unaudited)

Common Stock — 93.1%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 12.9%

Apparel & Textiles — 2.7%
Gap, Inc.	95,400	$1,884,150

Housing & Household Durables — 3.5%
Lennar Corp., Class A	39,448	2,502,976

Retail — 6.7%
CVS Corp.	94,862	2,757,638
Home Depot, Inc.	51,600	2,007,240
		9,152,004

CONSUMER STAPLES — 6.0%

Food, Beverage & Tobacco — 2.7%
Anheuser-Busch Cos., Inc.	42,500	1,944,375

Household & Personal Products — 3.3%
Procter & Gamble Co.	43,840	2,312,560
		4,256,935

ENERGY — 5.9%

Energy Sources — 5.9%
ChevronTexaco Corp.	31,100	1,739,112
Petroleo Brasileiro SA ADR	47,000	2,450,110
		4,189,222
FINANCE — 11.5%

Banks — 5.3%
Lloyds TSB Group, PLC	272,500	2,303,370
Washington Mutual, Inc.	36,700	1,493,323

Financial Services — 6.2%
Citigroup, Inc.	53,740	2,484,400
Fannie Mae	32,200	1,880,480
		8,161,573

HEALTHCARE — 23.7%

Drugs — 15.0%
Bristol-Myers Squibb Co.	78,700	1,965,926
Genentech, Inc.†	47,789	3,836,501
Pfizer, Inc.	88,675	2,445,657
Sanofi-Synthelabo SA	29,000	2,374,189

Health Services — 5.2%
UnitedHealth Group, Inc.	71,212	3,712,994

Medical Products — 3.5%
Zimmer Holdings, Inc.†	32,227	2,454,730
		16,789,997

INDUSTRIAL & COMMERCIAL — 9.7%

Business Services — 2.6%
First Data Corp.	46,600	1,870,524

Multi-Industry — 3.8%
General Electric Co.	77,216	2,675,534

Transportation — 3.3%
FedEx Corp.	28,981	2,347,751
		6,893,809

INFORMATION & ENTERTAINMENT — 14.8%

Broadcasting & Media — 8.4%
Liberty Media Corp., Class A†	224,000	2,282,560
Time Warner, Inc.†	115,700	1,933,347
Viacom, Inc., Class B	54,700	1,751,494

Leisure & Tourism — 6.4%
Southwest Airlines Co.	163,800	2,281,734
Starbucks Corp.†	43,792	2,262,295
		10,511,430

INFORMATION TECHNOLOGY — 5.6%

Communication Equipment — 3.6%
QUALCOMM, Inc.	76,382	2,521,370

Telecommunications — 2.0%
NII Holdings, Inc.†	22,500	1,438,650
		3,960,020
MATERIALS — 3.0%

Chemicals — 3.0%
Dow Chemical Co.	47,000	2,092,910

TOTAL COMMON STOCK (cost $59,399,695)		66,007,900

Bonds & Notes — 3.1%

INFORMATION TECHNOLOGY — 3.1%

Telecommunications — 3.1%
Level 3 Communications, Inc. 6.00% due 03/15/10 (cost $2,580,111)	$4,275,000	2,223,000

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $61,979,806)		68,230,900

Short-Term Investment Securities — 3.3%

TIME DEPOSIT — 3.3%
Euro Time Deposit with State Street Bank & Trust Co. 1.50% due 07/01/05
(cost $2,368,000)	2,368,000	2,368,000

Repurchase Agreements — 2.7%

Agreement with State Street Bank & Trust Co., bearing interest at 1.40%, dated 06/30/05, to be repurchased 07/01/05 in the amount of $879,034 and collateralized by $900,000 of United States Treasury Notes, bearing interest at 3.50%, due 02/15/10 and having an approximate value of $901,125		879,000	879,000
Agreement with State Street Bank & Trust Co., bearing interest at 1.40%, dated 06/30/05, to be repurchased 07/01/05 in the amount of $1,017,040 and collateralized by $790,000 of United States Treasury Bonds, bearing interest at 7.50%, due 11/15/16 and having an approximate value of $1,039,838		1,017,000	1,017,000

TOTAL REPURCHASE AGREEMENTS (cost $1,896,000)			1,896,000

TOTAL INVESTMENTS —
(cost $66,243,806)@	102.2%		72,494,900
Liabilities in excess of other assets—	(2.2)		(1,554,476)

NET ASSETS—	100.0%		$70,940,424

†	Non-income producing security
@	See Note 4 for cost of investments on a tax basis
ADR-	American Depository Receipt

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

FOCUS VALUE PORTFOLIO

Investment Portfolio — June 30, 2005

(unaudited)

Common Stock — 93.3%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 10.1%

Apparel & Textiles — 4.0%
V.F. Corp.	62,400	$3,570,528

Automotive — 3.3%
AutoZone, Inc.†	31,900	2,949,474

Retail — 2.8%
Wal-Mart Stores, Inc.	52,100	2,511,220
		9,031,222

CONSUMER STAPLES — 2.9%

Food, Beverage & Tobacco — 2.9%
Kraft Foods, Inc., Class A (1)	82,390	2,620,826

ENERGY — 9.3%

Energy Services — 5.5%
EnCana Corp.	124,200	4,917,078

Energy Sources — 3.8%
Devon Energy Corp.	67,400	3,415,832
		8,332,910

FINANCE — 20.3%

Banks — 10.5%
Bank of America Corp.	27,500	1,254,275
Golden West Financial Corp.	37,300	2,401,374
North Fork Bancorp., Inc.	113,950	3,200,855
SunTrust Banks, Inc. (1)	35,300	2,550,072

Financial Services — 6.9%
CIT Group, Inc.	62,450	2,683,477
Freddie Mac	40,000	2,609,200
Instinet Group, Inc.†	155,572	815,197

Insurance — 2.9%
Assurant, Inc.	72,500	2,617,250
		18,131,700

HEALTHCARE — 2.8%

Drugs — 2.8%
Sankyo Co., Ltd.(2)	129,700	2,482,249

INDUSTRIAL & COMMERCIAL — 17.1%

Business Services — 8.9%
Hutchison Whampoa, Ltd.†(2)	604,600	5,433,940
Republic Services, Inc.	68,957	2,483,141

Electrical Equipment — 3.0%
Emerson Electric Co.	42,900	2,686,827

Machinery — 2.3%
Alamo Group, Inc.	108,900	2,033,163

Multi-Industry — 2.9%
Honeywell International, Inc.	71,100	2,604,393
		15,241,464

INFORMATION & ENTERTAINMENT — 5.6%

Broadcasting & Media — 5.6%
Clear Channel Communications, Inc.	88,500	2,737,305
Liberty Global, Inc.	48,720	2,273,762
		5,011,067

INFORMATION TECHNOLOGY — 6.9%

Electronics — 3.2%
AVX Corp.	235,800	2,857,896

Telecommunications — 3.7%
Alltel Corp.	53,200	3,313,296
		6,171,192

MATERIALS — 9.1%

Chemicals — 3.0%
du Pont (E.I.) de Nemours & Co.	61,800	2,658,018

Forest Products — 3.0%
Weyerhaeuser Co.	42,100	2,679,665

Metals & Minerals — 3.1%
POSCO ADR	63,200	2,778,904
		8,116,587

REAL ESTATE — 9.2%

Real Estate Companies — 9.2%
Catellus Development Corp.	98,563	3,232,867
Forest City Enterprises, Inc., Class A	69,650	4,945,150
		8,178,017

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $72,085,161)		83,317,234

Repurchase Agreements — 5.3%

Agreement with State Street Bank & Trust Co., bearing interest at 1.40%, dated 06/30/05, to be repurchased 07/01/05 in the amount of $1,915,074 and collateralized by $1,925,000 of United States Treasury Notes, bearing interest at 4.00%, due 11/15/12 and having an approximate value of $1,956,281		$1,915,000	1,915,000
Agreement with State Street Bank & Trust Co., bearing interest at 1.40%, dated 06/30/05, to be repurchased 07/01/05 in the amount of $1,031,040 and collateralized by $1,055,000 of United States Treasury Notes, bearing interest at 3.50%, due 02/15/10 and having an approximate value of $1,056,319		1,031,000	1,031,000
Agreement with State Street Bank & Trust Co., bearing interest at 1.40%, dated 06/30/05, to be repurchased 07/01/05 in the amount of $1,806,070 and collateralized by $1,840,000 of United States Treasury Notes, bearing interest at 3.50%, due 02/15/10 and having an approximate value of $1,842,300		1,806,000	1,806,000

TOTAL REPURCHASE AGREEMENTS (cost $4,752,000)			4,752,000

TOTAL INVESTMENTS —
(cost $76,837,161) @	98.6%		88,069,234
Other assets less liabilities—	1.4		1,248,915

NET ASSETS—	100.0%		$89,318,149

†	Non-income producing security
@	See Note 4 for cost of investments on a tax basis
(1)	The security or a portion thereof represents collateral for open futures contracts.
(2)	Fair Value Security, see Note 1

Open Futures Contracts

					Unrealized
Number of		Expiration	Value at	Value as of	Appreciation
Contracts	Description	Date	Trade Date	June 30, 2005	(Depreciation)

7 Long	S&P 500 Index	September 2005	$2,132,250	$2,092,125	$(40,125)

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

ALLOCATION GROWTH PORTFOLIO

Investment Portfolio — June 30, 2005

(unaudited)

		Shares	Value (Note 1)

AFFILIATED INVESTMENT COMPANIES†# — 99.1%

Domestic Bond Funds — 5.0%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3		26,503	$289,211
Seasons Series Trust Strategic Fixed Income, Class 3		43,459	437,205

TOTAL DOMESTIC BOND FUNDS (cost $709,152)			726,416

Domestic Equity Funds — 66.9%
Seasons Series Trust Focus Growth Portfolio, Class 3		64,825	516,433
Seasons Series Trust Focus Value Portfolio, Class 3		51,704	722,989
Seasons Series Trust Large Cap Growth Portfolio, Class 3		281,507	2,382,404
Seasons Series Trust Large Cap Value Portfolio, Class 3		316,571	3,721,122
Seasons Series Trust Mid Cap Value Portfolio, Class 3		32,299	590,012
Seasons Series Trust Small Cap Portfolio, Class 3		190,721	1,746,502

TOTAL DOMESTIC EQUITY FUNDS (cost $9,503,629)			9,679,462

International Equity Fund — 27.2%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $3,973,900)		468,843	3,932,711

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $14,186,681)			14,338,589

TOTAL INVESTMENTS —
(cost $14,186,681)@	99.1%		14,338,589
Other assets less liabilities—	0.9		125,617

NET ASSETS—	100.0%		$14,464,206

†              Non-income producing securities

@            See Note 4 for cost of investments on a tax basis.

#              See Note 3

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

ALLOCATION MODERATE GROWTH
PORTFOLIO

Investment Portfolio — June 30, 2005

(unaudited)

		Shares	Value (Note 1)

AFFILIATED INVESTMENT COMPANIES†# — 98.5%

Domestic Bond Fund — 12.8%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3 (cost $2,031,448)		188,909	$2,061,431

Domestic Equity Funds — 56.5%
Seasons Series Trust Focus Growth Portfolio, Class 3		61,082	486,609
Seasons Series Trust Focus Value Portfolio, Class 3		45,715	639,244
Seasons Series Trust Large Cap Growth Portfolio, Class 3		225,631	1,909,523
Seasons Series Trust Large Cap Value Portfolio, Class 3		335,764	3,946,727
Seasons Series Trust Mid Cap Value Portfolio, Class 3		26,728	488,248
Seasons Series Trust Small Cap Portfolio, Class 3		175,985	1,611,557

TOTAL DOMESTIC EQUITY FUNDS (cost $8,904,491)			9,081,908

International Bond Fund — 7.0%
Seasons Series Trust Strategic Fixed Income, Class 3 (cost $1,092,703)		111,377	1,120,458

International Equity Fund — 22.2%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $3,595,452)		425,945	3,572,882

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $15,624,094)			15,836,679

TOTAL INVESTMENTS —
(cost $15,624,094) @	98.5%		15,836,679
Other assets less liabilities—	1.5		245,540

NET ASSETS—	100.0%		$16,082,219

†              Non-income producing securities

@            See Note 4 for cost of investments on a tax basis.

#              See Note 3

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

ALLOCATION MODERATE

PORTFOLIO

Investment Portfolio — June 30, 2005

(unaudited)

		Shares	Value (Note 1)

AFFILIATED INVESTMENT COMPANIES†# — 100.1%

Domestic Bond Funds — 35.1%
Seasons Series Trust Cash Management Portfolio, Class 3		81,957	$892,111
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3		296,933	3,240,221
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3		216,874	2,181,771

TOTAL DOMESTIC BOND FUNDS (cost $6,223,315)			6,314,103

Domestic Equity Funds — 47.8%
Seasons Series Trust Focus Growth Portfolio, Class 3		46,177	367,870
Seasons Series Trust Focus Value Portfolio, Class 3		39,000	545,345
Seasons Series Trust Large Cap Growth Portfolio, Class 3		224,269	1,897,999
Seasons Series Trust Large Cap Value Portfolio, Class 3		335,725	3,946,267
Seasons Series Trust Mid Cap Value Portfolio, Class 3		30,368	554,733
Seasons Series Trust Small Cap Portfolio, Class 3		140,239	1,284,224

TOTAL DOMESTIC EQUITY FUNDS (cost $8,436,882)			8,596,438

International Equity Fund — 17.2%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $3,097,243)		368,434	3,090,472

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $17,757,440)			18,001,013

TOTAL INVESTMENTS —
(cost $17,757,440) @	100.1%		18,001,013
Liabilities in excess of other assets—	(0.1)		(9,353)

NET ASSETS—	100.0%		$17,991,660

†	Non-income producing securities
@	See Note 4 for cost of investments on a tax basis.
#	See Note 3

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

ALLOCATION BALANCED PORTFOLIO

Investment Portfolio — June 30, 2005

(unaudited)

		Shares	Value (Note 1)

AFFILIATED INVESTMENT COMPANIES†# — 99.6%

Domestic Bond Funds — 49.9%
Seasons Series Trust, Cash Management Portfolio, Class 3		142,082	$1,546,574
Seasons Series Trust, Diversified Fixed Income Portfolio, Class 3		372,558	4,065,462
Seasons Series Trust, Strategic Fixed Income Portfolio, Class 3		219,687	2,210,063

TOTAL DOMESTIC BOND FUNDS (cost $7,695,336)			7,822,099

Domestic Equity Funds — 37.0%
Seasons Series Trust, Focus Growth Portfolio, Class 3		40,272	320,824
Seasons Series Trust, Focus Value Portfolio, Class 3		22,509	314,751
Seasons Series Trust, Large Cap Growth Portfolio, Class 3		157,847	1,335,864
Seasons Series Trust, Large Cap Value Portfolio, Class 3		251,651	2,958,022
Seasons Series Trust, Mid Cap Value Portfolio, Class 3		21,964	401,221
Seasons Series Trust, Small Cap Portfolio, Class 3		52,067	476,800

TOTAL DOMESTIC EQUITY FUNDS (cost $5,691,746)			5,807,482

International Equity Fund — 12.7%
Seasons Series Trust, International Equity Portfolio, Class 3 (cost $2,000,084)		236,795	1,986,267

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $15,387,166)			15,615,848

TOTAL INVESTMENTS
(cost $15,387,166) @	99.6%		15,615,848
Other assets less liabilities —	0.4		60,777
NET ASSETS —	100.0%		$15,676,625

†             Non-income producing security

@       See Note 4 for cost of investments on a tax basis.

#            See Note 3

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS-June 30, 2005 - (unaudited)

Note 1. Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges.  Securities listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.  For listed securities having no sales reported and for unlisted securities such securities will be valued based on the last reported bid price.  Non convertible bonds, debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days are valued at bid prices obtained for the day of valuation from a bond pricing service when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.  Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees. As of the close of regular trading on the New York Stock Exchange, securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security’s price is available from more than one exchange, a Portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. securities markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular and trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices. Futures contracts and options traded on national securities exchange are valued as of the close of the exchange on which they trade. Forward contracts are valued at the 4:00p.m. eastern time forward rate.  Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or an over-the-counter market. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Note 2. Repurchase Agreements:

At June 30, 2005, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

	Percentage	Principal
Portfolio	Interest	Amount

Multi-Managed Growth	1.23%	$1,232,000
Multi-Managed Moderate Growth	1.10	1,099,000
Multi-Managed Income/Equity	1.04	1,036,000
Multi-Managed Income	0.44	437,000
Large Cap Composite	0.50	498,000
Small Cap	0.47	471,000
Diversified Fixed Income	4.38	4,377,000
Focus TechNet	0.66	656,000

As of that date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated June 30, 2005, bearing interest at a rate of 2.65% per annum, with principal amount of $99,830,000, repurchase price of $99,837,349, and a maturity date of July 1, 2005.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Bonds	8.13%	08/15/19	$50,470,000	$72,904,874
U.S. Treasury Bonds	8.88	08/15/17	19,480,000	28,927,800

In addition, at June 30, 2005, certain Portfolios held an undivided interest in two separate joint repurchase agreements with UBS Securities, LLC.  The following Portfolios held the first one:

	Percentage	Principal
Portfolio	Interest	Amount

Multi-Managed Growth	0.29%	$1,000,000
Multi-Managed Moderate Growth	0.57	2,000,000
Small Cap	0.29	1,000,000
Diversified Fixed Income	3.71	13,000,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated June 30, 2005, bearing interest at a rate of 2.90% per annum, with principal amount of $350,000,000, repurchase price of $350,028,194, and a maturity date of July 1, 2005. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Inflation Index Bonds	3.63%	04/15/28	$50,000,000	$81,062,500
U.S. Treasury Inflation Index Bonds	3.88	04/15/29	100,000,000	166,875,000
U.S. Treasury Inflation Index Bonds	3.38	04/15/32	72,953,000	109,064,735

The second UBS Securities, LLC joint repurchase agreement was held in the following Portfolios:

	Percentage	Principal
Portfolio	Interest	Amount

Multi-Managed Growth	0.40%	$515,000
Multi-Managed Moderate Growth	1.10	1,420,000
Multi-Managed Income/Equity	2.26	2,935,000
Multi-Managed Income	3.37	4,370,000
Large Cap Value	0.61	785,000
Mid Cap Growth	0.27	350,000
Diversified Fixed Income	1.19	1,545,000

As of that date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated June 30, 2005, bearing interest at a rate of 2.93% per annum, with principal amount of $129,605,000, repurchase price of $129,615,548, and a maturity date of July 1, 2005. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Bonds	7.50%	11/15/16	$100,340,000	$132,260,662

Note 3. Transactions with Affiliates:  As disclosed in the investment portfolios, certain Portfolios own common stock issued by American International Group, Inc. (“AIG”) or an affiliate thereof.  During the three months ended June 30, 2005, the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and affiliates of AIG as follows:

			Market Value				Change in	Market Value
			at March 31,	Cost of	Proceeds of	Realized	Unrealized	at June 30,
Portfolio	Security	Income	2005	Purchases	Sales	Gain/Loss	Gain (Loss)	2005
Asset Allocation: Diversified Growth	AIG	$1,090	$483,064	$—	$—	$—	$23,452	$506,516
	Perini Corp.	—	89,635	—	—	—	17,095	108,730
Large Cap Composite	AIG	390	172,879	—	—	—	8,393	181,272
Large Cap Value	AIG	2,941	1,291,053	37,380	556	(226)	64,425	1,392,076
Mid Cap Growth	Transatlantic Holdings, Inc.	7	4,768	—	1,883	(67)	(697)	2,121
Mid Cap Value	Transatlantic Holdings, Inc.	59	39,864	4,927	575	75	(6,278)	38,013
Small Cap	21st Century Insurance Group	30	10,476	4,634	—	—	798	15,908
	Perini Corp.	—	3,144	6,659	—	—	755	10,558
	Riviera Holdings Corp.	—	—	5,937	—	—	473	6,410
	Steinway Musical Instruments, Inc.	—	6,771	259	—	—	(130)	6,900
Allocation Growth	Various Seasons Series Trust Portfolios *	—	6,608,016	8,880,962	1,337,115	(27,443)	214,169	14,338,589
Allocation Moderate Growth	Various Seasons Series Trust Portfolios *	—	4,303,445	12,275,841	983,543	(19,198)	260,134	15,836,679
Allocation Moderate	Various Seasons Series Trust Portfolios *	—	4,340,334	15,750,899	2,368,412	(23,002)	301,194	18,001,013
Allocation Balanced	Various Seasons Series Trust Portfolios *	—	4,900,920	11,710,782	1,248,966	(19,017)	272,129	15,615,848

*      See Portfolio of Investments for details.

Note 4. Federal Income Taxes:  As of June 30, 2005, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Net	Cost of
Portfolio	Gain	Loss	Gain (Loss)	Investments

Multi-Managed Growth	$24,874,059	$(1,889,217)	$22,984,842	$124,821,198
Multi-Managed Moderate Growth	32,778,719	(3,530,520)	29,248,199	245,771,029
Multi-Managed Income/Equity	19,485,493	(1,548,552)	17,936,941	224,704,842
Multi-Managed Income	9,705,891	(1,106,712)	8,599,179	178,975,176
Asset Allocation: Diversified Growth	19,942,818	(10,321,204)	9,621,614	370,865,638
Stock	38,219,069	(5,832,850)	32,386,219	273,073,186
Large Cap Growth	17,492,705	(3,918,527)	13,574,178	113,746,129
Large Cap Composite	3,795,582	(1,872,507)	1,923,075	39,310,193
Large Cap Value	19,155,198	(6,559,809)	12,595,389	154,292,207
Mid Cap Growth	17,552,769	(3,156,444)	14,396,325	101,122,290
Mid Cap Value	26,338,331	(2,097,301)	24,241,030	147,449,555
Small Cap	9,088,567	(4,455,315)	4,633,252	104,357,013
International Equity	8,700,855	(2,538,481)	6,162,374	124,272,798
Diversified Fixed Income	3,726,139	(715,048)	3,011,091	172,609,680
Strategic Fixed Income	284,240	(218,399)	65,841	25,498,084
Cash Management	688	(23,117)	(22,429)	70,827,891
Focus Growth	15,464,139	(2,870,527)	12,593,612	91,728,850
Focus TechNet	3,564,981	(1,365,027)	2,199,954	36,781,884
Focus Growth and Income	9,008,776	(2,822,051)	6,186,725	66,308,175
Focus Value	11,749,748	(952,295)	10,797,453	77,271,780
Allocation Growth	192,798	(41,190)	151,608	14,186,980
Allocation Moderate Growth	234,861	(22,569)	212,292	15,624,387
Allocation Moderate	250,209	(6,770)	243,439	4,398,089
Allocation Balanced	242,499	(13,817)	228,682	15,387,166

Note 5. Other Information:  On May 26, 2005, the New York Attorney General and the New York Superintendent of Insurance filed a civil complaint against American International Group, Inc. (“AIG”) as well as its former Chairman and Chief Executive Officer and former Vice Chairman and Chief Financial Officer, in the Supreme Court of the State of New York. The complaint asserts claims under New York’s Martin Act and Insurance Law, among others, and makes allegations concerning certain transactions entered into by AIG and certain of its subsidiaries, but in no case involving any subsidiary engaged in providing management or administrative services to the Portfolios. The complaint seeks disgorgement, injunctive relief, punitive damages and costs, among other things.

AIG is the indirect parent company and an affiliated person of the AIG SunAmerica Asset Management Corp. (“Adviser”) and AIG Global Investment Corp. (“AIGGIC”), a subadviser to certain of the Portfolios. Neither the Adviser, AIGGIC or their respective officers and directors nor the Portfolios have been named in the complaint, and the complaint does not seek any penalties against them.

In the Adviser’s view, the matters alleged in the lawsuit are not material in relation to the financial position of the Adviser or AIGGIC, or to their ability to provide their respective services to the Portfolios. Due to a provision in the law governing the operation of mutual funds, however, if the lawsuit results in an injunction being entered against AIG, then the Adviser and AIGGIC will need to obtain permission from the Securities and Exchange Commission to continue to service the Portfolios. While the Securities and Exchange Commission has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted.

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.   Controls and Procedures.

(a)               An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)              There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: August 29, 2005

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: August 29, 2005